UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)

c/o BlackRock Fund Advisors

400 Howard Street, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

•	BlackRock Short Maturity Bond ETF | NEAR | Cboe BZX

•	BlackRock Short Maturity Municipal Bond ETF | MEAR | Cboe BZX

•	BlackRock Ultra Short-Term Bond ETF | ICSH | Cboe BZX

The Markets in Review

Dear Shareholder,

Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.

Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	8.63%	2.66%

U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)

International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42

Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.09	2.83

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	7.14	(1.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2023	BlackRock Short Maturity Bond ETF

Investment Objective

The BlackRock Short Maturity Bond ETF (the “Fund”) seeks to maximize current income by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed income securities and maintain a weighted average maturity that is less than three years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.87%	2.98%	1.72%	1.44%	2.98%	8.89%	14.72%
Fund Market	2.92	3.04	1.72	1.44	3.04	8.90	14.73
Bloomberg Short-Term Government/Corporate Index	2.29	2.51	1.56	1.10	2.51	8.05	11.03

The inception date of the Fund was September 25, 2013. The first day of secondary market trading was September 26, 2013.

The Bloomberg Short-Term Government/Corporate Index is an unmanaged index that measures the performance of government and corporate securities with less than 1 year remaining to maturity.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,028.70	$1.26		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

Corporate Bonds & Notes	66.7%
Asset-Backed Securities	22.5
Collaterized Mortgage Obligations	5.4
Commercial Paper	3.4
U.S. Government & Agency Obligations	2.0

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	18.5%
Aa	3.5
A	27.8
Baa	35.6
Ba	0.7
Not Rated	13.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	BlackRock Short Maturity Municipal Bond ETF

Investment Objective

The BlackRock Short Maturity Municipal Bond ETF (the “Fund”) seeks to maximize tax-free current income by investing, under normal circumstances, at least 80% of its net assets in municipal securities such that the interest on each bond is exempt from U.S. federal income taxes and the federal alternative minimum tax. Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be 1.2 years or less, as calculated by the management team, and is not expected to exceed 1.5 years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.67%	2.05%	1.13%	0.96%	2.05%	5.76%	8.12%
Fund Market	1.64	2.05	1.13	0.97	2.05	5.79	8.17
Bloomberg Municipal Bond: 1 Year (1-2) Index	1.88	1.67	1.12	0.92	1.67	5.70	7.71

The inception date of the Fund was March 3, 2015. The first day of secondary market trading was March 5, 2015.

The Bloomberg Municipal Bond: 1 Year (1-2) Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,016.70	$1.25		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments(a)

AAA	0.6%
AA+	10.5
AA	5.9
AA-	3.3
A+	1.4
A	4.0
A-	16.2
BBB+	4.0
Not Rated	54.1

TEN LARGEST STATES

State	Percent of Total Investments(a)

Pennsylvania	13.2%
Alabama	10.5
New Jersey	8.5
Wisconsin	8.0
Texas	7.5
Louisiana	7.2
Georgia	5.8
Indiana	4.7
Minnesota	4.2
New York	3.8

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2023	BlackRock Ultra Short-Term Bond ETF

Investment Objective

The BlackRock Ultra Short-Term Bond ETF (the “Fund”) seeks to provide current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed- and floating-rate debt securities and maintain a dollar-weighted average maturity that is less than 180 days. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.56%	3.10%	1.85%	1.40%	3.10%	9.62%	13.94%
Fund Market	2.62	3.14	1.86	1.40	3.14	9.66	13.96
ICE BofA US 6-Month Treasury Bill Index	2.31	2.92	1.59	1.11	2.92	8.23	10.90

The inception date of the Fund was December 11, 2013. The first day of secondary market trading was December 13, 2013.

On 3/1/2021 the Fund began referencing the 4pm pricing variant of the ICE BofA US 6-Month Treasury Bill Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE BofA US 6-Month Treasury Bill Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA US 6-Month Treasury Bill Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,025.60	$0.40		$1,000.00	$1,024.40	$0.40		0.08%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

Commercial Paper	43.2%
Corporate Bonds & Notes	36.4
Certificates of Deposit	12.9
Repurchase Agreements	3.5
Asset-Backed Securities	3.0
Municipal Debt Obligations	0.8
U.S. Government & Agency Obligations	0.2

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	2.2%
Aa	7.4
A	21.1
Baa	10.6
B	0.4
P-1	27.8
P-2	17.6
Not Rated	12.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Schedule of Investments (unaudited) April 30, 2023	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
ACAS CLO Ltd., 6.15%, 10/18/28 (Call 07/18/23), (3-mo. LIBOR US + 0.890%)(a)(b)	USD	1,375	$1,360,177
AIG CLO Ltd., 6.37%, 04/20/32 (Call 07/20/23), (3-mo. LIBOR US + 1.120%)(a)(b)	USD	1,000	986,895
Ally Auto Receivables Trust, 2.67%, 04/15/25 (Call 09/15/25)	USD	10,498	10,417,843
American Express Credit Account Master Trust, Series 2018-9, Class A, 5.33%, 04/15/26, (1-mo. LIBOR US + 0.380%)(b)	USD	17,650	17,649,250
AmeriCredit Automobile Receivables Trust, 4.20%, 12/18/25 (Call 07/18/26)	USD	5,416	5,371,615
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, 6.32%, 01/28/31 (Call 07/28/23), (3-mo. LIBOR US + 1.050%)(a)(b)	USD	4,257	4,210,473
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, 6.36%, 01/28/31 (Call 07/28/23), (3-mo. LIBOR US + 1.090%)(a)(b)	USD	13,551	13,711,086
Apidos CLO XII, 6.34%, 04/15/31 (Call 07/15/23), (3-mo. LIBOR US + 1.080%)(a)(b)	USD	500	495,333
ASSURANT CLO Ltd., Series 2018-2A, Class A, 6.29%, 04/20/31 (Call 07/20/23), (3-mo. LIBOR US + 1.040%)(a)(b)	USD	250	247,503
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, 5.71%, 11/17/27 (Call 05/17/23), (3-mo. LIBOR US + 0.830%)(a)(b)	USD	3,775	3,754,578
Atrium XIII, Series 13A, Class A1, 6.45%, 11/21/30 (Call 07/23/23), (3-mo. LIBOR US + 1.180%)(a)(b)	USD	2,476	2,459,606
Autoflorence 2 SRL
3.70%, 12/24/44 (Call 10/24/26), (1-mo. EURIBOR + 0.700%)(b)(c)	EUR	8,339	9,180,562
3.75%, 12/24/44 (Call 10/24/26), (1-mo. EURIBOR + 0.750%)(b)(c)	EUR	726	783,738
Autonoria Spain FTA
3.80%, 01/25/40 (Call 04/25/28), (1-mo. EURIBOR + 0.840%)(b)(c)	EUR	8,313	9,197,532
4.96%, 01/26/40 (Call 04/25/28), (1-mo. EURIBOR + 2.000%)(b)(c)	EUR	489	543,432
Azure Finance No. 3 PLC, 4.98%, 06/20/34	GBP	2,137	2,686,347
Bain Capital Credit CLO Ltd., Series 2017-1A, Class A1R, 6.22%, 07/20/30 (Call 07/20/23), (3-mo. LIBOR US + 0.970%)(a)(b)	USD	2,798	2,767,696
Barings CLO Ltd., 6.32%, 04/20/31 (Call 07/20/23), (3-mo. LIBOR US + 1.070%)(a)(b)	USD	550	543,122
Bavarian Sky U.K. 5 PLC, 4.81%, 04/20/31	GBP	12,066	15,184,421
BDS 2021-FL9 Ltd., 6.03%, 11/16/38 (Call 10/16/23), (1-mo. LIBOR US + 1.070%)(a)(b)	USD	8,750	8,439,687
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R2, 6.25%, 07/20/29 (Call 07/20/23), (3-mo. LIBOR US + 1.000%)(a)(b)	USD	150	149,192
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, 6.35%, 01/20/31 (Call 07/20/23), (3-mo. LIBOR US + 1.100%)(a)(b)	USD	728	720,377
Benefit Street Partners Clo XII Ltd., 6.21%, 10/15/30 (Call 07/15/23), (3-mo. LIBOR US + 0.950%)(a)(b)	USD	1,583	1,566,427
BHG Securitization Trust, 3.75%, 06/18/35 (Call 05/17/29)(a)	USD	839	825,352
BMW Vehicle Owner Trust, 5.34%, 12/26/24 (Call 12/25/25), (30-day SOFR + 0.520%)(b)	USD	7,445	7,447,530

Security		Par (000)	Value

Bumper De SA, 3.58%, 08/23/32 (Call 04/23/27), (1-mo. EURIBOR + 0.580%)(b)(c)	EUR	6,000	$6,615,191
Capital One Prime Auto Receivables Trust, 2.71%, 06/16/25 (Call 04/15/26)	USD	9,971	9,845,477
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, 5.83%, 04/30/31 (Call 04/30/23), (3-mo. LIBOR US + 1.030%)(a)(b)	USD	1,000	990,588
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class A1R2, 6.23%, 04/17/31 (Call 07/17/23), (3-mo. LIBOR US + 0.970%)(a)(b)	USD	5,234	5,168,754
Carmax Auto Owner Trust, 3.81%, 09/15/25 (Call 03/15/26)	USD	6,595	6,537,014
Cbam Ltd., Series 2018-7A, Class A, 6.35%, 07/20/31 (Call 07/20/23), (3-mo. LIBOR US + 1.100%)(a)(b)	USD	750	739,682
Cedar Funding IX CLO Ltd., 6.23%, 04/20/31 (Call 07/20/23), (3-mo. LIBOR US + 0.980%)(a)(b)	USD	2,130	2,107,171
Chesapeake Funding II LLC, Series 2020-1A, Class A2, 5.60%, 08/15/32 (Call 06/15/23), (1-mo. LIBOR US + 0.650%)(a)(b)	USD	3,896	3,895,229
CIFC Funding Ltd.
6.44%, 11/16/30 (Call 07/17/23), (3-mo. LIBOR US + 1.180%)(a)(b)	USD	613	607,986
Series 2014-2RA, Class A1, 6.32%, 04/24/30 (Call 07/24/23), (3-mo. LIBOR US + 1.050%)(a)(b) .	USD	229	226,906
Series 2018-1A, Class A, 6.26%, 04/18/31 (Call 07/18/23), (3-mo. LIBOR US + 1.000%)(a)(b) .	USD	13,000	12,867,100
Series 2018-2A, Class A1, 6.29%, 04/20/31 (Call 07/20/23), (3-mo. LIBOR US + 1.040%)(a)(b) .	USD	1,250	1,237,657
Citibank Credit Card Issuance Trust 5.72%, 05/14/29, (1-mo. LIBOR US + 0.770%)(b)	USD	7,000	6,992,313
Series 2019-A5, Class A5, 5.63%, 04/22/26, (1-mo. LIBOR US + 0.620%)(b)	USD	40,505	40,552,573
College Ave Student Loans LLC, Series 2021-A, Class A1, 6.12%, 07/25/51 (Call 02/25/32), (1-mo. LIBOR US + 1.100%)(a)(b)	USD	199	194,468

Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/30 (Call 11/15/24)(a)	USD	4,130	4,003,434
Delamare Cards MTN Issuer PLC, 4.98%, 04/19/31	GBP	3,610	4,536,869
Diameter Capital Clo 1 Ltd., 6.50%, 07/15/36 (Call 10/15/23), (3-mo. LIBOR US + 1.240%)(a)(b)	USD	2,170	2,133,220
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.56%, 12/11/34(a)	USD	5,843	5,683,407
Dowson PLC
5.11%, 01/20/29 (Call 05/20/25), (1-day SONIA + 0.920%)(b)(c)	GBP	2,038	2,563,225
5.94%, 01/20/29 (Call 05/20/25), (1-day SONIA + 1.750%)(b)(c)	GBP	646	811,706
6.89%, 08/20/29 (Call 05/20/25), (1-day SONIA + 2.700%)(b)(c)	GBP	3,806	4,817,894
Series 2021-2, Class A, 4.87%, 10/20/28, (1-day SONIA + 0.680%)(b)(c)	GBP	1,807	2,270,872
Series 2021-2, Class B, 5.39%, 10/20/28 (Call 11/20/24), (1-day SONIA + 1.200%)(b)(c)	GBP	1,600	2,005,963
Dryden 36 Senior Loan Fund, 6.27%, 04/15/29 (Call 07/15/23), (3-mo. SOFR + 1.282%)(a)(b)	USD	1,495	1,484,608
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, 6.21%, 07/18/30 (Call 07/18/23), (3-mo. LIBOR US + 0.950%)(a)(b)	USD	10,185	10,049,451
Dryden 77 CLO Ltd., Series 2020-77A, Class XR, 5.92%, 05/20/34 (Call 05/20/23), (3-mo. LIBOR US + 1.000%)(a)(b)	USD	203	202,099

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 6.16%, 04/15/29 (Call 07/15/23), (3-mo. LIBOR US + 0.900%)(a)(b)	USD	13,703	$13,566,040
Dryden XXVIII Senior Loan Fund, 6.06%, 08/15/30 (Call 05/15/23), (3-mo. LIBOR US + 1.200%)(a)(b)	USD	3,216	3,196,085
Dutch Property Finance, Series 2021-2, Class A, 3.94%, 04/28/59 (Call 04/28/26), (3-mo. EURIBOR + 0.700%)(b)(c)	EUR	4,884	5,350,254
Dutch Property Finance BV, 3.22%, 10/28/59 (Call 01/28/27), (3-mo. EURIBOR + 0.750%)(b)(c)	EUR	7,831	8,555,429
Elevation CLO Ltd., Series 2014-2A, Class A1R, 6.48%, 10/15/29 (Call 07/15/23), (3-mo. SOFR + 1.492%)(a)(b)	USD	294	291,956
Elvet Mortgages PLC, Series 2021-1, Class A, 4.57%, 10/22/63, (1-day SONIA + 0.370%)(b)(c)	GBP	7,184	9,016,022
Enterprise Fleet Funding LLC, Series 2021-1, Class A2, 0.44%, 12/21/26 (Call 06/20/24)(a)	USD	4,680	4,563,482
FCT Autonoria DE 2023 3.43%, 01/26/43, (1-mo. EURIBOR + 0.470%)(b)(c)	EUR	12,000	13,231,903
4.11%, 01/26/43 (Call 11/25/27), (1-mo. EURIBOR + 1.150%)(b)(c)	EUR	400	439,941
Ford Credit Auto Owner Trust 3.44%, 02/15/25 (Call 12/15/25)	USD	17,259	17,126,597
5.27%, 05/17/27 (Call 05/15/26)	USD	1,130	1,141,764
5.47%, 03/15/26	USD	20,710	20,737,047
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 6.23%, 10/15/30 (Call 07/15/23), (3-mo. LIBOR US + 0.970%)(a)(b)	USD	653	645,228
Galaxy XXVII CLO Ltd., 5.89%, 05/16/31 (Call 05/16/23), (3-mo. LIBOR US + 1.020%)(a)(b)	USD	2,730	2,692,974
Generate CLO 2 Ltd., 6.42%, 01/22/31 (Call 07/22/23), (3-mo. LIBOR US + 1.150%)(a)(b)	USD	1,594	1,578,214
Gilbert Park CLO Ltd., 6.45%, 10/15/30 (Call 07/15/23), (3-mo. LIBOR US + 1.190%)(a)(b)	USD	250	247,928
GM Financial Automobile Leasing Trust, 2.93%, 10/21/24 (Call 10/20/24)	USD	11,235	11,123,289
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 5.91%, 10/29/29 (Call 07/29/23), (3-mo. LIBOR US + 1.110%)(a)(b)	USD	13,473	10,623,100
Grippen Park CLO Ltd., 6.51%, 01/20/30 (Call 07/20/23), (3-mo. LIBOR US + 1.260%)(a)(b)	USD	549	545,845
Highbridge Loan Management, Series 3A-2014, Class A1R, 6.44%, 07/18/29 (Call 07/18/23), (3-mo. LIBOR US + 1.180%)(a)(b)	USD	841	836,692
Honda Auto Receivables Owner Trust, 3.81%, 03/18/25 (Call 01/18/26)	USD	11,811	11,714,600
Hyundai Auto Lease Securitization Trust, 5.37%, 10/15/24 (Call 09/15/24), (30-day SOFR + 0.620%)(a)(b)	USD	15,689	15,686,871
Hyundai Auto Receivables Trust 3.64%, 05/15/25 (Call 08/15/26)	USD	8,759	8,674,290
5.53%, 11/17/25 (Call 11/15/26), (30-day SOFR + 0.780%)(b)	USD	16,463	16,473,261
John Deere Owner Trust, 3.73%, 06/16/25 (Call 02/15/26)	USD	7,678	7,613,121
KKR CLO 21 Ltd., 6.26%, 04/15/31 (Call 07/15/23), (3-mo. LIBOR US + 1.000%)(a)(b)	USD	5,590	5,524,674
Koromo Italy Srl, 3.76%, 02/26/35 (Call 12/26/25), (1-mo. EURIBOR + 0.800%)(b)(c)	EUR	4,457	4,909,941
KREF Ltd., 6.37%, 02/17/39 (Call 01/17/24), (1-mo. CME Term SOFR + 1.450%)(a)(b)	USD	5,360	5,266,425

Security		Par (000)	Value

LCM 29 Ltd., Series 29A, Class AR, 6.33%, 04/15/31 (Call 07/15/23), (3-mo. LIBOR US + 1.070%)(a)(b)	USD	2,600	$2,557,434
Lt Autorahoitus IV DAC, 3.74%, 07/18/33	EUR	2,900	3,196,456
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, 6.22%, 04/19/30 (Call 07/19/23), (3-mo. LIBOR US + 0.950%)(a)(b)	USD	3,190	3,162,553
Madison Park Funding XVII Ltd., Series 2015-17A, Class AR2, 6.26%, 07/21/30 (Call 07/21/23), (3-mo. LIBOR US + 1.000%)(a)(b)	USD	1,750	1,732,062
Madison Park Funding XXVI Ltd., Series 2007-4A, Class AR, 6.00%, 07/29/30, (3-mo. LIBOR US + 1.200%)(a)(b)	USD	4,816	4,827,059
Madison Park Funding XXXVII Ltd., 6.33%, 07/15/33 (Call 07/15/23), (3-mo. LIBOR US + 1.070%)(a)(b)	USD	1,750	1,727,793
Mariner CLO LLC, Series 2016-3A, Class AR2, 6.26%, 07/23/29 (Call 07/23/23), (3-mo. LIBOR US + 0.990%)(a)(b)	USD	740	732,911
MF1 Multifamily Housing Mortgage Loan Trust, 6.06%, 07/16/36 (Call 07/16/23), (1-mo. LIBOR US + 1.100%)(a)(b)	USD	4,520	4,432,974
Multifamily Housing Mortgage Loan Trust, 6.13%, 02/19/37 (Call 02/17/24), (30-day SOFR + 1.350%)(a)(b)	USD	1,860	1,802,511
Navient Private Education Loan Trust
Series 2017-A, Class A2B, 5.85%, 12/16/58 (Call 10/15/28), (1-mo. LIBOR US + 0.900%)(a)(b)	USD	182	182,001
Series 2020-IA, Class A1B, 5.95%, 04/15/69 (Call 09/15/31), (1-mo. LIBOR US + 1.000%)(a)(b)	USD	5,488	5,383,485
Navient Private Education Refi Loan Trust
Series 2021-BA, Class A, 0.94%, 07/15/69 (Call 11/15/28)(a)	USD	5,448	4,794,208
Series 2021-DA, Class A, 6.01%, 04/15/60 (Call 05/15/32), (PRIME - 1.990%)(a)(b)	USD	6,422	6,008,819
Nelnet Student Loan Trust
5.64%, 04/20/62 (Call 10/20/31), (1-mo. LIBOR US + 0.690%)(a)(b)	USD	2,613	2,545,941
5.69%, 04/20/62 (Call 06/20/31), (1-mo. LIBOR US + 0.740%)(a)(b)	USD	4,892	4,776,726
Series 2021-A, Class A1, 5.75%, 04/20/62 (Call 02/20/29), (1-mo. LIBOR US + 0.800%)(a)(b)	USD	6,245	6,165,928
Series 2021-BA, Class AFL, 5.73%, 04/20/62 (Call 07/20/29), (1-mo. LIBOR US + 0.780%)(a)(b)	USD	10,911	10,757,382
Neuberger Berman CLO Ltd., Series 2013-14A, Class AR2, 6.30%, 01/28/30 (Call 07/28/23), (3-mo. LIBOR US + 0.990%)(a)(b)	USD	471	466,762
Niagara Park Clo Ltd., 6.26%, 07/17/32 (Call 07/17/23), (3-mo. LIBOR US + 1.000%)(a)(b)	USD	2,500	2,455,637
Nissan Auto Lease Trust, 3.45%, 08/15/24 (Call 01/15/25)	USD	9,780	9,723,815
OCP CLO Ltd., Series 2017-13A, 6.22%, 07/15/30 (Call 07/15/23), (3-mo. LIBOR US + 0.960%)(a)(b)	USD	3,820	3,778,460
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, 6.26%, 01/25/31 (Call 07/25/23), (3-mo. LIBOR US + 1.000%)(a)(b)	USD	2,974	2,945,044
OneMain Direct Auto Receivables Trust, 6.34%, 03/14/29 (Call 01/14/26), (30-day SOFR + 1.600%)(a)(b)	USD	8,825	8,817,447
OneMain Financial Issuance Trust, 3.84%, 05/14/32 (Call 05/14/23)(a)	USD	1,251	1,242,285

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Palmer Square CLO Ltd. 6.26%, 10/17/31 (Call 07/17/23), (3-mo. LIBOR US + 1.000%)(a)(b)	USD	1,800	$1,780,485
Series 2015-2, 6.35%, 07/20/30 (Call 07/20/23), (3-mo. LIBOR US + 1.100%)(a)(b)	USD	3,075	3,049,570
Series 2021-3A, Class A1, 6.41%, 01/15/35 (Call 01/15/24), (3-mo. LIBOR US + 1.150%)(a)(b)	USD	500	494,497
Palmer Square Loan Funding Ltd., 6.55%, 01/15/31 (Call 10/15/23), (3-mo. SOFR + 1.560%)(a)(b)	USD	4,635	4,617,120
PCL Funding V PLC, 4.93%, 10/15/25 (Call 10/15/23), (1-day SONIA + 0.750%)(b)(c)	GBP	3,000	3,764,132
PCL Funding VI PLC, 5.58%, 07/15/26 (Call 07/15/24), (1-day SONIA + 1.400%)(b)(c)	GBP	6,611	8,337,938
PCL Funding VIII PLC 0.00%, 05/15/28(d)	GBP	3,193	4,012,804
0.00%, 05/15/28(d)	GBP	592	743,996
PFS Financing Corp., 5.35%, 02/15/26, (1-mo. SOFR + 0.600%)(a)(b)	USD	22,642	22,587,863
Pikes Peak CLO 1, Series 2018-1A, Class A, 6.45%, 07/24/31 (Call 07/24/23), (3-mo. LIBOR US + 1.180%)(a)(b)	USD	1,500	1,488,295
Prodigy Finance CM2021-1 DAC, Series 2021-1A, Class A, 6.27%, 07/25/51 (Call 02/25/27), (1-mo. LIBOR US + 1.250%)(a)(b)	USD	1,002	977,254
Red & Black Auto Germany 8 UG, Class B, 3.68%, 09/15/30 (Call 11/15/25), (1-mo. EURIBOR + 0.750%)(b)(c)	EUR	360	394,229
Red & Black Auto Italy S.r.l., Class A, 3.72%, 12/28/31 (Call 09/28/25), (1-mo. EURIBOR + 0.700%)(b)(c)	EUR	9,331	10,270,263
Romark WM-R Ltd., Series 2018-1A, Class A1, 6.28%, 04/20/31 (Call 07/20/23), (3-mo. LIBOR US + 1.030%)(a)(b)	USD	3,879	3,836,393
RR 3 Ltd., Series 2018-3A, Class A1R2, 6.35%, 01/15/30 (Call 07/15/23), (3-mo. LIBOR US + 1.090%)(a)(b)	USD	1,837	1,821,728
Santander Drive Auto Receivables Trust 2.76%, 03/17/25 (Call 05/15/25)	USD	2,028	2,026,032
4.05%, 07/15/25 (Call 08/15/25)	USD	2,888	2,880,415
Satus PLC
4.88%, 08/17/28 (Call 03/17/25), (1-day SONIA + 0.700%)(b)(c)	GBP	245	308,382
5.38%, 08/17/28 (Call 03/17/25), (1-day SONIA + 1.200%)(b)(c)	GBP	400	501,711
5.78%, 08/17/28 (Call 03/17/25), (1-day SONIA + 1.600%)(b)(c)	GBP	300	373,804
Shackleton Clo Ltd., Series 2017-11A, 5.95%, 08/15/30 (Call 05/15/23), (3-mo. LIBOR US + 1.090%)(a)(b)	USD	2,630	2,603,413
Shackleton CLO Ltd., Series 2015-7R, 6.41%, 07/15/31 (Call 07/15/23), (3-mo. LIBOR US + 1.150%)(a)(b)	USD	2,750	2,714,230
Signal Peak CLO 2 LLC, Series 2015-1A, Class AR2, 6.23%, 04/20/29 (Call 07/20/23), (3-mo. LIBOR US + 0.980%)(a)(b)	USD	1,000	991,013
Silver Creek CLO Ltd., 6.49%, 07/20/30 (Call 07/20/23), (3-mo. LIBOR US + 1.240%)(a)(b)	USD	4,758	4,723,586
Silverstone Master Issuer PLC, 4.49%, 01/21/70 (Call 07/21/23), (1-day SONIA + 0.290%)(b)(c)	GBP	3,485	4,357,210
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 5.27%, 06/15/33 (Call 06/15/23), (3-mo. LIBOR US + 0.400%)(b)	USD	2,634	2,557,417

Security		Par (000)	Value

Series 2004-B, Class A3, 5.20%, 03/15/24 (Call 12/15/23), (3-mo. LIBOR US + 0.330%)(b)	USD	781	$778,835
Series 2005-A, Class A4, 5.18%, 12/15/38 (Call 03/15/26), (3-mo. LIBOR US + 0.310%)(b)	USD	6,161	5,883,020
Series 2005-B, Class A4, 5.20%, 06/15/39 (Call 06/15/26), (3-mo. LIBOR US + 0.330%)(b)	USD	4,365	4,142,312
Series 2006-A, Class A5, 5.16%, 06/15/39 (Call 09/15/28), (3-mo. LIBOR US + 0.290%)(b)	USD	9,980	9,320,597
Series 2006-B, Class A5, 5.14%, 12/15/39 (Call 09/15/27), (3-mo. LIBOR US + 0.270%)(b)	USD	7,150	6,649,347
SMB Private Education Loan Trust 5.95%, 06/15/37, (1-mo. LIBOR US + 1.000%)(a)(b)	USD	2,144	2,113,618
6.20%, 02/16/55, (30-day SOFR + 1.450%)(a)(b)	USD	10,264	10,191,644
6.55%, 10/15/58, (30-day SOFR + 1.450%)(a)(b)	USD	19,217	19,304,459
6.60%, 05/16/50, (1-mo. SOFR + 1.850%)(a)(b)	USD	4,689	4,713,156
Series 2017-A, Class A2B, 5.85%, 09/15/34, (1-mo. LIBOR US + 0.900%)(a)(b)	USD	6,261	6,220,988
Sound Point Clo XV Ltd., Series 2017-1A, Class ARR, 6.17%, 01/23/29 (Call 07/23/23), (3-mo. LIBOR US + 0.900%)(a)(b)	USD	1,271	1,258,239
Sound Point CLO XXVIII Ltd., Series 2020 3A, Class A1, 6.54%, 01/25/32 (Call 07/25/23), (3-mo. LIBOR US + 1.280%)(a)(b)	USD	1,250	1,232,522
Southwick Park CLO LLC, 6.31%, 07/20/32 (Call 07/20/23), (3-mo. LIBOR US + 1.060%)(a)(b)	USD	8,760	8,682,450
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, 6.41%, 10/15/31 (Call 07/15/23), (3-mo. LIBOR US + 1.150%)(a)(b)	USD	500	494,847
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, 3.70%, 09/23/38 (Call 02/23/28), (1-mo. EURIBOR + 0.700%)(b)(c)	EUR	10,219	11,270,102
TAGUS - Sociedade de Titularizacao de Creditos SA/Viriato Finance No. 1, 3.97%, 10/28/40 (Call 10/28/27), (1-mo. EURIBOR + 0.950%)(b)(c)	EUR	1,621	1,756,681
TCI-Symphony CLO Ltd. 6.19%, 07/15/30 (Call 07/15/23), (3-mo. LIBOR US + 0.930%)(a)(b)	USD	7,563	7,463,949
6.26%, 10/13/32 (Call 07/13/23), (3-mo. LIBOR US + 1.020%)(a)(b)	USD	5,235	5,148,717
TICP CLO IX Ltd., Series 2017-9A, Class A, 6.39%, 01/20/31 (Call 07/20/23), (3-mo. LIBOR US + 1.140%)(a)(b)	USD	482	477,213
Together Asset-Backed Securitisation PLC, 4.90%, 07/12/63, (1-day SONIA + 0.700%)(b)(c)	GBP	1,989	2,477,694
Toyota Auto Receivables Owner Trust, 5.58%, 01/15/26 (Call 11/15/26), (1-mo. CME Term SOFR + 0.690%)(b)	USD	12,000	12,014,966
Volkswagen Auto Lease Trust, 3.02%, 10/21/24 (Call 09/20/24)	USD	14,547	14,385,175
Voya CLO, Series 2017-2A, Class A1R, 6.24%, 06/07/30 (Call 07/15/23), (3-mo. LIBOR US + 0.980%)(a)(b)	USD	4,549	4,499,885
Voya CLO Ltd., 6.32%, 04/15/31 (Call 07/15/23), (3-mo. LIBOR US + 1.060%)(a)(b)	USD	1,250	1,238,272
Voya Ltd., Series 2012-4, 6.25%, 10/15/30 (Call 07/15/23), (3-mo. SOFR + 1.262%)(a)(b)	USD	12,118	12,037,481
Wellfleet CLO Ltd., Series 2016-1A, Class AR, 6.16%, 04/20/28 (Call 07/20/23), (3-mo. LIBOR US + 0.910%)(a)(b)	USD	470	466,402
Westlake Automobile Receivables Trust 3.36%, 08/15/25 (Call 12/15/25)(a)	USD	5,166	5,115,149

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

5.50%, 07/15/26	USD	6,000	$5,985,601

Total Asset-Backed Securities — 21.5% (Cost: $820,153,683)			812,966,398

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 5.2%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.77%, 09/15/34 (Call 09/15/23), (1-mo. LIBOR US + 0.880%)(a)(b)	USD	12,100	11,703,026
AREIT Trust, Series 2019-CRE3, Class A, 6.02%, 09/14/36 (Call 09/14/23), (1-mo. CME Term SOFR + 1.134%)(a)(b)	USD	1,250	1,231,956
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 5.80%, 09/15/34, (1-mo. LIBOR US + 0.850%)(a)(b)	USD	14,220	14,095,771
BBCMS-TALL Mortgage Trust, Series 2018-TALL, Class A, 5.82%, 03/15/37, (1-mo. LIBOR US + 0.872%)(a)(b)	USD	8,630	7,706,467
Beast Mortgage Trust, 5.70%, 04/15/36 (Call 04/15/24), (1-mo. LIBOR US + 0.75%)(a)(b)	USD	4,905	4,668,403
Brass No. 11 PLC, 4.83%, 11/16/70 (Call 11/16/27), (1-day SONIA + 0.750%)(b)(c)	GBP	5,499	6,961,891
BX Trust
5.80%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD	7,351	7,080,420
Series 2019-CALM, Class A, 5.88%, 11/15/32, (1-mo. CME Term SOFR + 0.990%)(a)(b)	USD	1,290	1,273,857
Series 2021, Class A, 6.23%, 06/15/36, (1-mo. LIBOR US + 1.280%)(a)(b)	USD	2,070	1,966,429
CEDR Commercial Mortgage Trust, 5.88%, 02/15/39, (1-mo. CME Term SOFR + 0.988%)(a)(b)	USD	5,410	4,966,135
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 5.75%, 07/25/49 (Call 04/25/33), (1-mo. LIBOR US + 0.900%)(a)(b)	USD	1,104	1,049,782
Cold Storage Trust, Series 2020-ICE5, Class A, 5.85%, 11/15/37, (1-mo. LIBOR US + 0.900%)(a)(b)	USD	3,692	3,608,760
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, 5.93%, 05/15/36, (1-mo. LIBOR US + 0.980%)(a)(b)	USD	6,018	5,971,754
Domi BV, 3.76%, 02/15/55 (Call 02/15/28), (3-mo. EURIBOR + 1.120%)(b)(c)	EUR	2,699	2,984,379
Economic Master Issuer PLC, 4.74%, 06/25/74 (Call 01/25/27), (1-day SONIA + 0.560%)(b)(c)	GBP	2,601	3,276,461
Extended Stay America Trust, Series 2021-ESH, Class A, 6.03%, 07/15/38, (1-mo. LIBOR US + 1.080%)(a)(b)	USD	6,082	5,925,551
FREMF Mortgage Trust, 4.12%, 12/25/46	USD	12,537	12,427,728
Friary No. 7 PLC, 4.87%, 10/21/70, (1-day SONIA + 0.670%)(b)	GBP	1,367	1,725,634
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, 5.75%, 02/15/38, (1-mo. LIBOR US + 0.800%)(a)(b)	USD	8,600	7,460,336
Great Wolf Trust, 6.04%, 12/15/36, (1-mo. CME Term SOFR + 1.148%)(a)(b)	USD	5,180	5,088,592
GS Mortgage Securities Corportation Trust, 5.90%, 10/15/36, (1-mo. LIBOR US + 0.950%)(a)(b)	USD	4,785	4,480,307
Hops Hill No. 1 PLC, 5.14%, 05/27/54 (Call 05/27/24), (1-day SONIA + 0.950%)(b)(c)	GBP	2,805	3,519,855

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust 6.15%, 03/15/39, (30-day SOFR + 1.400%)(a)(b)	USD	5,540	$5,415,172
Series 2019-BKWD, Class A, 6.20%, 09/15/29, (1-mo. LIBOR US + 1.250%)(a)(b)	USD	1,645	1,526,423
KNDL Mortgage Trust, Series 2019-KNSQ, Class A, 5.75%, 05/15/36, (1-mo. LIBOR US + 0.800%)(a)(b)	USD	8,533	8,457,248
Last Mile Securities PE DAC, 3.58%, 08/17/31, (3-mo. Euribor + 0.900%)(b)(c)	EUR	3,965	4,220,338
MF1 Multifamily Housing Mortgage Loan Trust, 5.96%, 12/15/34, (1-mo. CME Term SOFR + 1.070%)(a)(b)	USD	1,230	1,183,723
Morgan Stanley Capital I Trust, Series 2018-BOP, Class A, 5.80%, 08/15/33, (1-mo. LIBOR US + 0.850%)(a)(b)	USD	1,426	1,212,490
MTN Commercial Mortgage Trust, 6.29%, 03/15/39, (1-mo. CME Term SOFR + 1.396%)(a)(b)	USD	3,000	2,943,577
Ready Capital Mortgage Financing LLC, 6.47%, 01/25/37 (Call 02/25/24), (1-mo. SOFR + 1.650%)(a)(b)	USD	4,491	4,401,563
RIAL Issuer Ltd., 7.14%, 01/19/37, (1-mo. CME Term SOFR + 2.250%)(a)(b)	USD	2,000	1,965,000
Taubman Centers Commercial Mortgage Trust, 7.08%, 05/15/37, (1-mo. CME Term SOFR + 2.186%)(a)(b)	USD	4,030	3,888,548
Taurus U.K. DAC, 5.40%, 11/17/29, (1-day SONIA + 1.319%)(b)(c)	GBP	6,930	8,569,757
Taurus UK DAC, 5.03%, 08/17/31 (Call 08/17/26), (1-day SOFR + 0.950%)(b)(c)	GBP	6,733	8,241,105
Vita Scientia DAC, 4.00%, 02/27/33, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR	9,031	9,507,760
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A, 5.82%, 12/15/34, (1-mo. LIBOR US + 0.875%)(a)(b)	USD	17,280	16,376,052

Total Collaterized Mortgage Obligations — 5.2% (Cost: $202,340,047)			197,082,250

Commercial Paper
3M Co., 5.15%, 09/07/23(e)		$15,000	14,721,755
American Honda Finance Corp., 5.30%, 07/21/23(e)		12,000	11,853,504
AT&T Inc., 5.90%, 02/21/24(e)		18,000	17,159,660
BAT International Finance PLC, 5.38%, 06/30/23(e)		15,000	14,860,219
Bayer Corp., 5.23%, 07/10/23(e)		15,000	14,842,655
Enel Finance America LLC 6.21%, 08/09/23(e)		10,000	9,825,501
6.32%, 09/06/23(e)		15,000	14,662,893
General Motors Financial Co. Inc., 6.06%, 10/16/23(e)		15,000	14,580,266
HSBC USA Inc., 5.33%, 08/23/23(e)		10,000	9,829,863

Total Commercial Paper — 3.2% (Cost: $122,500,208)			122,336,316

Corporate Bonds & Notes

Aerospace & Defense — 1.3%
Boeing Co. (The), 1.95%, 02/01/24(f)		22,000	21,386,439
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)		14,480	14,453,566
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)		5,000	4,849,500

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Raytheon Technologies Corp., 3.20%, 03/15/24 (Call 01/15/24)	$10,000	$9,836,918

		50,526,423

Agriculture — 0.3%
BAT Capital Corp., 3.22%, 08/15/24 (Call 06/15/24)	11,168	10,864,159

Auto Manufacturers — 8.3%
American Honda Finance Corp. 0.55%, 07/12/24(f)	10,550	10,028,628
3.63%, 10/10/23(f)	12,000	11,919,012
5.76%, 01/12/26, (1-day SOFR + 0.920%)(b)	10,735	10,687,058
BMW U.S. Capital LLC 0.80%, 04/01/24(a)(f)	11,285	10,865,248
5.10%, 08/12/24, (1-day SOFR + 0.380%)(a)(b)	20,795	20,676,482
5.68%, 04/01/25, (1-day SOFR + 0.840%)(a)(b)(f)	10,820	10,788,699
Daimler Finance North America LLC, 0.75%, 03/01/24(a)(f)	21,485	20,713,452
Daimler Trucks Finance North America LLC 1.13%, 12/14/23(a)	15,000	14,583,036
5.20%, 01/17/25(a)(f)	8,695	8,721,724
General Motors Financial Co. Inc. 1.05%, 03/08/24	19,320	18,581,429
4.35%, 04/09/25 (Call 02/09/25)	10,000	9,789,903
5.46%, 10/15/24, (1-day SOFR + 0.620%)(b)	14,480	14,309,995
Hyundai Capital America, 1.00%, 09/17/24(a)	26,110	24,552,128
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/24(a)(f)	10,160	9,446,374
Nissan Motor Acceptance Corp. 1.05%, 03/08/24(a)	12,075	11,502,860
3.88%, 09/21/23(a)(f)	7,640	7,569,425
5.65%, 03/08/24, (3-mo. LIBOR US + 0.640%)(a)(b)	4,215	4,166,975
Toyota Motor Credit Corp. 4.40%, 09/20/24	7,125	7,104,644
5.40%, 01/10/25, (1-day SOFR + 0.560%)(b)(f)	19,320	19,240,260
5.49%, 12/29/23, (1-day SOFR + 0.650%)(b)(f)	14,480	14,473,811
Volkswagen Group of America Finance LLC 0.88%, 11/22/23(a)	22,000	21,469,158
4.25%, 11/13/23(a)(f)	13,000	12,911,103
5.73%, 06/07/24, (1-day SOFR + 0.950%)(a)(b)	19,465	19,503,288

		313,604,692

Banks — 17.0%
Banco Santander SA, 0.70%, 06/30/24 (Call 06/30/23), (1-year CMT + 0.450%)(b)	21,200	21,000,803
Bank of America Corp.
3.86%, 07/23/24 (Call 07/23/23), (3-mo. LIBOR US + 0.940%)(b)	10,000	9,956,544
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(b)	19,320	19,134,189
Bank of Montreal 5.85%, 06/07/25, (1-day SOFR + 1.060%)(b)	18,800	18,803,055
Series H, 4.25%, 09/14/24	4,000	3,947,835
Barclays PLC, 6.25%, 05/16/24 (Call 05/16/23), (3-mo. LIBOR US + 1.380%)(b)	41,000	40,998,902
BPCE SA 5.41%, 01/14/25, (1-day SOFR + 0.570%)(a)(b)(f)	3,110	3,078,113
6.39%, 09/12/23, (3-mo. LIBOR US + 1.240%)(a)(b)	15,000	15,009,653
Citigroup Inc.
1.68%, 05/15/24 (Call 05/15/23), (1-day SOFR + 1.667%)(b)	14,480	14,458,597

Security	Par (000)	Value

Banks (continued)
3.35%, 04/24/25 (Call 04/24/24), (3-mo. SOFR + 1.158%)(b)	$20,000	$19,531,597
6.13%, 05/24/25 (Call 05/24/24), (1-day SOFR + 1.372%)(b)	21,700	21,724,332
Credit Suisse AG/New York NY 0.52%, 08/09/23(f)	10,000	9,800,000
1.00%, 05/05/23(f)	9,100	9,077,250
Deutsche Bank AG/New York NY 2.22%, 09/18/24 (Call 09/18/23), (1-day SOFR + 2.159%)(b)(f)	17,000	16,652,500
Series E, 5.20%, 11/08/23, (1-day SOFR + 0.500%)(b)	13,790	13,665,331
DNB Bank ASA, 5.67%, 03/28/25 (Call 03/28/24), (1-day SOFR + 0.830%)(a)(b)	15,000	14,927,001
Federation des Caisses Desjardins du Quebec, 5.18%, 05/21/24, (1-day SOFR + 0.430%)(a)(b)(f)	20,000	19,883,825
Goldman Sachs Group Inc. (The) 1.22%, 12/06/23 (Call 05/04/23)	27,899	27,243,036
6.55%, 11/29/23, (3-mo. LIBOR US + 1.600%)(b)	12,060	12,113,074
HSBC Holdings PLC 0.73%, 08/17/24 (Call 08/17/23), (1-day SOFR + 0.534%)(b)	13,500	13,282,693
3.60%, 05/25/23	10,000	9,987,141
6.38%, 03/11/25 (Call 03/11/24), (3-mo. LIBOR US + 1.230%)(b)(f)	13,000	13,027,694
5.32%, 11/22/24 (Call 11/22/23), (1-day SOFR + 0.580%)(b)	6,570	6,477,806
HSBC USA Inc., 5.63%, 03/17/25(f)	15,000	15,115,207
Huntington National Bank (The), 5.92%, 05/16/25 (Call 05/16/24), (1-day SOFR + 1.190%)(b)(f)	17,900	17,261,848
JPMorgan Chase & Co., 1.51%, 06/01/24 (Call 06/01/23), (1-day SOFR + 1.455%)(b)	32,468	32,358,107
KeyBank NA/Cleveland OH, 0.43%, 06/14/24 (Call 06/14/23), (1-day SOFR + 0.320%)(b)	4,625	4,525,160
KeyCorp, 3.88%, 05/23/25 (Call 05/23/24), (1-day SOFR + 1.250%)(b)(f)	6,195	5,986,215
Mitsubishi UFJ Financial Group Inc., 6.49%, 07/18/25 (Call 07/18/24), (1-day SOFR + 1.650%)(b)	19,100	19,220,818
Mizuho Financial Group Inc., 5.59%, 05/25/24 (Call 05/25/23), (3-mo. LIBOR US + 0.630%)(b)	10,000	9,999,456
Morgan Stanley
5.18%, 11/10/23 (Call 10/10/23), (1-day SOFR + 0.466%)(b)(f)	5,300	5,293,680
5.29%, 01/25/24 (Call 12/25/23), (1-day SOFR + 0.455%)(b)	63,860	63,797,417
National Bank of Canada, 5.19%, 08/06/24, (1-day SOFR + 0.490%)(b)(f)	8,695	8,651,429
Natwest Group PLC, 6.68%, 06/25/24 (Call 06/25/23), (3-mo. LIBOR US + 1.550%)(b)	3,000	2,998,981
NatWest Markets PLC, 3.48%, 03/22/25(a)	10,000	9,642,000
Nordea Bank Abp, 5.74%, 06/06/25, (1-day SOFR + 0.960%)(a)(b)(f)	19,885	19,885,235
Royal Bank of Canada, 5.66%, 10/25/24	9,830	9,930,730
Sumitomo Mitsui Financial Group Inc., 6.06%, 10/16/23, (3-mo. LIBOR US + 0.800%)(b)(f)	2,800	2,804,572
Toronto-Dominion Bank (The), 4.29%, 09/13/24	19,650	19,428,657
U.S. Bank N.A./Cincinnati OH, 3.40%, 07/24/23 (Call 06/23/23)	10,000	9,954,854
UBS AG/London, 5.16%, 08/09/24, (1-day SOFR + 0.450%)(a)(b)	15,725	15,628,213

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co., 3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(b)	$18,690	$18,224,954

		644,488,504

Beverages — 0.5%
Keurig Dr Pepper Inc., 0.75%, 03/15/24 (Call 05/09/23)(f)	20,760	19,987,010

Biotechnology — 2.3%
Amgen Inc., 5.25%, 03/02/25	26,932	27,165,101
Gilead Sciences Inc. 0.75%, 09/29/23 (Call 05/09/23)	21,988	21,592,701
2.50%, 09/01/23 (Call 07/01/23)(f)	4,000	3,960,913
3.70%, 04/01/24 (Call 01/01/24)	33,800	33,324,327

		86,043,042

Building Materials — 0.2%
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 05/30/23)(f)	8,480	8,392,933

Chemicals — 0.2%
International Flavors & Fragrances Inc., 3.20%, 05/01/23	8,680	8,680,000

Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	35,000	34,183,615
4.88%, 01/16/24 (Call 12/16/23)(f)	10,000	9,918,077
Air Lease Corp. 0.80%, 08/18/24 (Call 07/18/24)	3,205	3,009,462
3.88%, 07/03/23 (Call 06/03/23)	5,338	5,321,202
American Express Co. 3.38%, 05/03/24	14,720	14,445,714
3.40%, 02/22/24 (Call 01/22/24)(f)	20,011	19,736,783
4.92%, 11/03/23, (1-day SOFR + 0.230%)(b)	6,765	6,745,875
5.71%, 03/04/25 (Call 02/01/25), (1-day SOFR + 0.930%)(b)(f)	8,930	8,928,660
Aviation Capital Group LLC, 3.88%, 05/01/23(a)(f)	18,660	18,660,000
Capital One Financial Corp. 5.48%, 12/06/24 (Call 12/06/23), (1-day SOFR + 0.690%)(b)(f)	8,680	8,497,199
6.07%, 05/09/25 (Call 05/09/24), (1-day SOFR + 1.350%)(b)(f)	21,085	20,896,878
Charles Schwab Corp. (The), 5.32%, 03/18/24 (Call 02/18/24), (1-day SOFR + 0.500%)(b)(f)	32,140	31,802,232
Synchrony Financial 4.25%, 08/15/24 (Call 05/15/24)	3,130	2,986,947
4.38%, 03/19/24 (Call 02/19/24)	6,050	5,922,374

		191,055,018

Electric — 2.3%
Dominion Energy Inc., Series D, 5.40%, 09/15/23 (Call 05/19/23), (3-mo. LIBOR US + 0.530%)(b)(f)	9,785	9,776,654
Duke Energy Corp., 5.05%, 06/10/23, (1-day SOFR + 0.250%)(b)(f)	12,935	12,932,915
NextEra Energy Capital Holdings Inc. 4.20%, 06/20/24	6,105	6,053,743
4.26%, 09/01/24	20,000	19,808,696
5.09%, 11/03/23 (Call 05/30/23), (1-day SOFR + 0.400%)(b)(f)	23,695	23,635,154
6.05%, 03/01/25	3,635	3,695,436

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co., Series K, 0.98%, 08/01/24	$10,000	$9,484,308

		85,386,906

Food — 0.9%
General Mills Inc. 3.65%, 02/15/24 (Call 11/15/23)	23,365	23,079,809
6.27%, 10/17/23, (3-mo. LIBOR US + 1.010%)(b)(f)	2,576	2,583,564
JM Smucker Co. (The), 3.50%, 03/15/25	10,140	9,900,974

		35,564,347

Health Care — Products — 2.1%
Baxter International Inc., 5.20%, 11/29/24 (Call 10/29/24), (1-day SOFR + 0.440%)(b)	5,505	5,400,059
GE Healthcare Holding LLC, 5.55%, 11/15/24(a)(f)	23,705	23,805,870
Thermo Fisher Scientific Inc. 0.80%, 10/18/23 (Call 05/09/23)	29,156	28,577,140
1.22%, 10/18/24 (Call 05/09/23)	8,830	8,408,778
5.37%, 10/18/24 (Call 05/30/23), (1-day SOFR + 0.530%)(b)	11,620	11,617,189

		77,809,036

Health Care-Services — 0.9%
Humana Inc. 0.65%, 08/03/23 (Call 05/08/23)	29,030	28,682,048
3.85%, 10/01/24 (Call 07/01/24)	5,000	4,921,215

		33,603,263

Home Builders — 0.3%
Lennar Corp., 4.50%, 04/30/24 (Call 01/30/24)	11,480	11,372,032

Household Products & Wares — 0.3%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 05/30/23)(f)	10,440	9,884,798

Insurance — 0.9%
Marsh & McLennan Companies Inc., 3.88%, 03/15/24 (Call 02/15/24)(f)	4,281	4,226,696
MassMutual Global Funding II, 5.69%, 03/21/25, (1-day SOFR + 0.270%)(a)(b)	3,996	3,989,461
Metropolitan Life Global Funding I, 5.73%, 03/21/25, (1-day SOFR + 0.910%)(a)(b)(f)	8,745	8,741,969
New York Life Global Funding 2.90%, 01/17/24(a)	5,000	4,924,072
3.15%, 06/06/24(a)	12,605	12,369,208

		34,251,406

Machinery — 1.0%
Caterpillar Financial Services Corp. 5.17%, 11/13/23, (1-day SOFR + 0.450%)(b)(f)	24,160	24,168,698
5.37%, 05/15/23, (3-mo. LIBOR US + 0.510%)(b)	8,700	8,699,059
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 05/09/23)	3,870	3,815,152

		36,682,909

Manufacturing — 0.8%
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 05/30/23)	8,110	7,958,101
Parker-Hannifin Corp., 3.65%, 06/15/24	21,640	21,317,385

		29,275,486

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.50%, 02/01/24 (Call 01/01/24)(f)	9,680	9,567,147

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.95%, 02/01/24 (Call 01/01/24), (3-mo. LIBOR US + 1.650%)(b)	$17,040	$17,109,808
Sky Ltd., 3.75%, 09/16/24(a)	7,910	7,766,655

		34,443,610

Oil & Gas — 0.6%
ConocoPhillips Co., 2.13%, 03/08/24 (Call 05/30/23)(f)	. 7,000	6,837,715
Phillips 66, 0.90%, 02/15/24 (Call 05/15/23)(f)	17,890	17,293,609

		24,131,324

Pharmaceuticals — 4.1%
AbbVie Inc., 2.60%, 11/21/24 (Call 10/21/24)	49,975	48,245,934
Bayer U.S. Finance II LLC 3.88%, 12/15/23 (Call 11/15/23)(a)(f)	29,682	29,376,050
5.88%, 12/15/23 (Call 11/15/23), (3-mo. LIBOR US + 1.010%)(a)(b)(f)	32,500	32,433,164
Cigna Group (The), 0.61%, 03/15/24 (Call 05/30/23)	8,210	7,888,330
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	31,893	31,562,527
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	6,662	6,623,980

		156,129,985

Pipelines — 2.3%
Enbridge Inc. 0.55%, 10/04/23	2,685	2,626,871
2.15%, 02/16/24(f)	6,620	6,449,717
4.00%, 10/01/23 (Call 07/01/23)(f)	5,800	5,764,873
Energy Transfer LP, 5.88%, 01/15/24 (Call 10/15/23)(f)	. 9,680	9,677,325
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)(f)	18,660	18,545,436
Kinder Morgan Energy Partners LP 3.50%, 09/01/23 (Call 06/01/23)(f)	19,411	19,307,850
4.30%, 05/01/24 (Call 02/01/24)	4,660	4,617,840
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	8,800	8,843,283
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	9,000	8,941,906

		84,775,101

Real Estate Investment Trusts — 1.1%
American Tower Corp. 3.38%, 05/15/24 (Call 04/15/24)	29,463	28,813,617
5.00%, 02/15/24(f)	4,840	4,829,601
Crown Castle International Corp., 3.20%, 09/01/24 (Call 07/01/24)	3,000	2,922,703
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	5,000	4,807,692

		41,373,613

Retail — 0.8%
7-Eleven Inc., 0.80%, 02/10/24 (Call 05/30/23)(a)	28,600	27,574,106
Starbucks Corp., 5.14%, 02/14/24 (Call 05/30/23), (1-day SOFR + 0.420%)(b)(f)	4,130	4,127,574

		31,701,680

Semiconductors — 1.3%
Analog Devices Inc., 5.09%, 10/01/24, (1-day SOFR + 0.250%)(b)(f)	5,025	4,990,314
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	16,400	16,197,446
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(f)	4,840	4,735,619
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(f)	22,000	21,864,018

		47,787,397

Security	Par (000)	Value

Software — 4.3%
Fidelity National Information Services Inc., 0.60%, 03/01/24(f)	$20,000	$19,176,478
Fiserv Inc. 2.75%, 07/01/24 (Call 06/01/24)	30,200	29,346,305
3.80%, 10/01/23 (Call 09/01/23)(f)	15,019	14,917,617
Oracle Corp. 2.40%, 09/15/23 (Call 07/15/23)(f)	22,200	21,957,233
2.95%, 11/15/24 (Call 09/15/24)	15,000	14,520,713
3.40%, 07/08/24 (Call 04/08/24)	9,675	9,486,381
VMware Inc. 0.60%, 08/15/23	36,059	35,561,643
1.00%, 08/15/24 (Call 05/09/23)	20,000	18,934,981

		163,901,351

Telecommunications — 2.2%
AT&T Inc.
5.48%, 03/25/24 (Call 05/09/23), (1-day SOFR + 0.640%)(b)	21,240	21,200,764
6.33%, 06/12/24, (3-mo. LIBOR US + 1.180%)(b)	13,870	13,954,796
Rogers Communications Inc., 2.95%, 03/15/25 (Call 05/29/23)(a)	23,330	22,348,908
Verizon Communications Inc. 3.38%, 02/15/25	5,000	4,891,811
5.33%, 03/22/24, (1-day SOFR + 0.500%)(b)	11,355	11,344,457
5.96%, 05/15/25 (Call 03/15/25), (3-mo. LIBOR US + 1.100%)(b)	9,680	9,743,139

		83,483,875

Transportation — 1.0%
Canadian Pacific Railway Co., 1.35%, 12/02/24 (Call 05/29/23)	7,720	7,294,685
Ryder System Inc. 3.65%, 03/18/24 (Call 02/18/24)(f)	24,950	24,551,910
3.88%, 12/01/23 (Call 11/01/23)(f)	4,840	4,797,592

		36,644,187

Trucking & Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.90%, 02/01/24 (Call 01/01/24)(a)	5,800	5,720,625
4.13%, 08/01/23 (Call 07/01/23)(a)(f)	14,480	14,408,778

		20,129,403

Total Corporate Bonds & Notes — 63.8% (Cost: $2,432,862,112)		2,411,973,490

U.S. Government Obligations

U.S. Government Obligations — 1.9%
Federal Home Loan Banks 5.51%, 04/01/24 (Call 09/08/23)	15,000	14,972,528
5.55%, 04/05/24 (Call 09/13/23)	15,000	14,967,594
5.74%, 04/08/24	670	669,053
U.S. Treasury Note/Bond 0.75%, 12/31/23	11,843	11,519,630
2.00%, 04/30/24 (f)	30,000	29,171,484

Total U.S. Government Obligations — 1.9% (Cost: $71,433,397)		71,300,289

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(g)(h)(i)	57,406	$57,423,300
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(g)(h)	127,930	127,930,000

Total Money Market Funds — 4.9% (Cost: $185,325,207)		185,353,300

Total Investments — 100.5% (Cost: $3,834,614,654)		3,801,012,043

Liabilities in Excess of Other Assets — (0.5)%		(17,767,129)

Net Assets — 100.0%		$3,783,244,914

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Zero-coupon bond.
(e)	Rates are discount rates or a range of discount rates as of period end.
(f)	All or a portion of this security is on loan.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$77,892,775	$—	$(20,512,638	)(a)	$11,354	$31,809	$57,423,300	57,406	$165,739	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,200,000	—	(62,270,000	)(a)	—	—	127,930,000	127,930	2,732,074		187

					$11,354	$31,809	$185,353,300		$2,897,813		$187

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	662,000	USD	716,762	Deutsche Bank Securities Inc.	06/21/23	$14,737
EUR	600,000	USD	656,882	State Street Bank and Trust Co.	06/21/23	6,108

						20,845

USD	89,597,283	EUR	83,027,500	Deutsche Bank Securities Inc.	06/21/23	(2,146,687)
USD	13,207,647	EUR	12,400,000	Goldman Sachs & Co.	06/21/23	(494,142)
USD	61,954,802	GBP	51,348,000	Deutsche Bank Securities Inc.	06/21/23	(2,643,245)
USD	3,267,698	GBP	2,672,000	HSBC Bank PLC	06/21/23	(93,796)
USD	27,703,611	GBP	22,334,000	State Street Bank and Trust Co.	06/21/23	(393,545)

						(5,771,415)

						$(5,750,570)

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Short Maturity Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$20,845	$—	$—	$20,845

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$5,771,415	$—	$—	$5,771,415

For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$(5,775,426)	$—	$—	$(5,775,426)

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$(6,053,687)	$—	$—	$(6,053,687)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts
Average amounts purchased — in USD	$3,388,945
Average amounts sold — in USD	$168,054,210

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$20,845	$5,771,415

Total derivative assets and liabilities in the Statement of Assets and Liabilities	20,845	5,771,415
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	20,845	5,771,415

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Deutsche Bank Securities Inc.	$14,737	$(14,737)	$—	$—	$—
State Street Bank and Trust Co.	6,108	(6,108)	—	—	—

	$20,845	$(20,845)	$—	$—	$—

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Short Maturity Bond ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Assets	(c)(d)

Deutsche Bank Securities Inc.	$4,789,932	$(14,737)	$—	$—	$4,775,195
Goldman Sachs & Co.	494,142	—	—	—	494,142
HSBC Bank PLC	93,796	—	—	—	93,796
State Street Bank and Trust Co.	393,545	(6,108)	—	—	387,437

	$5,771,415	$(20,845)	$—	$—	$5,750,570

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$812,966,398	$—	$812,966,398
Collaterized Mortgage Obligations	—	197,082,250	—	197,082,250
Commercial Paper	—	122,336,316	—	122,336,316
Corporate Bonds & Notes	—	2,411,973,490	—	2,411,973,490
U.S. Government & Agency Obligations	—	71,300,289	—	71,300,289
Short-Term Securities
Money Market Funds	185,353,300	—	—	185,353,300

	$185,353,300	$3,615,658,743	$—	$3,801,012,043

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$20,845	$—	$20,845
Liabilities
Foreign Currency Exchange Contracts	—	(5,771,415)	—	(5,771,415)

	$—	$(5,750,570)	$—	(5,750,570)

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) April 30, 2023	BlackRock Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 10.4%
Black Belt Energy Gas District RB 4.00%, 06/01/23	$240	$239,970
4.00%, 06/01/23	1,500	1,499,527
4.00%, 12/01/24	1,250	1,235,700
4.48%, 12/01/48 (Put 12/01/23)(a)(b)	20,000	19,916,080
5.00%, 12/01/23	1,000	1,000,765
5.25%, 12/01/23	530	532,697
5.25%, 06/01/24	500	504,906
5.25%, 12/01/24	2,745	2,765,222
5.25%, 12/01/24	630	639,190
5.25%, 06/01/25	615	626,974
Columbia Industrial Development Board RB, 3.90%, 12/01/37 (Put 05/01/23)(b)	12,200	12,200,000
Industrial Development Board of the City of Mobile Alabama RB, 3.90%, 06/01/34 (Put 05/01/23)(b)	4,300	4,300,000
Southeast Energy Authority A Cooperative District RB 5.00%, 07/01/24	350	353,226
5.00%, 07/01/25	650	661,452
Series A, 4.00%, 10/01/23	450	448,539
Series B, 4.00%, 06/01/24	1,200	1,197,684

		48,121,932

Arizona — 0.8%
Arizona Health Facilities Authority RB, Class B, 4.11%, 01/01/46 (Put 11/04/26)(a)(b)	3,600	3,523,316

California — 0.5%
California Community Choice Financing Authority RB 4.00%, 02/01/24	500	499,037
4.00%, 08/01/24	350	349,049
State of California GO, 5.00%, 12/01/24	1,190	1,228,823

		2,076,909

Colorado — 1.1%
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/23	250	252,574
Colorado School of Mines RB, 4.73%, 12/01/25 (Call 06/01/25)(a)(b)	5,000	5,017,245

		5,269,819

Connecticut — 1.0%
State of Connecticut GO, 4.85%, 03/01/25(a)(b)	4,600	4,665,108

District of Columbia — 0.3%
Tender Option Bond Trust Receipts/Certificates RB, 1.95%, 10/01/53 (Put 10/01/29)(b)(c)	1,565	1,565,000

Florida — 2.6%
County of Martin FL RB, 3.95%, 07/01/52 (Put 05/04/23)(b)	2,500	2,500,000
County of Miami-Dade FL Aviation Revenue RB, Series A, 5.00%, 10/01/23	2,500	2,518,060
County of Palm Beach FL RB, 3.93%, 07/01/32 (Put 05/01/23)(b)	2,800	2,800,000
Miami-Dade County Industrial Development Authority RB, 0.40%, 08/01/23	1,000	990,573
Pinellas County Housing Finance Authority RB, 3.85%, 10/01/48 (Put 05/04/23)(b)	3,070	3,070,000

		11,878,633

Georgia — 5.8%
Development Authority of Burke County (The), 2.25%, 10/01/32 (Put 05/25/23)(b)	2,000	1,997,790

Security	Par (000)	Value

Georgia (continued)
Development Authority of Monroe County (The), 4.00%, 06/01/49 (Put 05/01/23)(b)	$3,700	$3,700,000
Main Street Natural Gas Inc. RB 5.00%, 05/15/24	1,500	1,507,541
5.00%, 06/01/24	560	562,950
5.00%, 09/01/24	220	222,949
5.00%, 03/01/25	290	295,480
5.00%, 06/01/25	750	759,049
5.00%, 09/01/25	260	266,272
5.00%, 06/01/27	1,750	1,804,470
VRDN, 4.43%, 08/01/48 (Put 12/01/23)(a)(b)	5,000	4,971,840
Series A, VRDN, 4.00%, 04/01/48 (Put 09/01/23)(b)	5,685	5,685,205
Series D, VRDN, 4.08%, 08/01/48 (Put 12/01/23)(a)(b)	5,000	4,998,485

		26,772,031

Illinois — 1.6%
Illinois Development Finance Authority RB, 3.97%, 02/01/33 (Put 05/04/23)(b)	2,000	2,000,000
Illinois Finance Authority RB, 3.86%, 01/01/37 (Put 05/01/23)(b)	3,100	3,100,000
State of Illinois GO, 5.00%, 05/01/24	2,000	2,025,028

		7,125,028

Indiana — 4.7%
Indiana Finance Authority RB 3.65%, 05/01/28 (Put 06/01/23)(b)	2,000	2,000,000
4.50%, 12/15/46 (Put 11/15/23)	12,000	12,003,672
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 06/01/23	1,800	1,802,108
Tender Option Bond Trust Receipts/Certificates RB, 2.05%, 04/01/30 (Put 05/05/23)(b)(c)	6,000	6,000,000

		21,805,780

Iowa — 0.7%
Iowa Finance Authority RB, 3.98%, 12/01/41 (Put 05/04/23)(b)(c)	3,200	3,200,000

Kansas — 1.5%
City of Burlington KS RB
Series A, VRDN, 4.08%, 09/01/35 (Put 05/03/23)(b)	4,000	4,000,000
Series B, VRDN, 4.08%, 09/01/35 (Put 05/03/23)(b)	3,000	3,000,000

		7,000,000

Kentucky — 3.8%
County of Meade KY RB
VRDN, 4.85%, 08/01/61 (Put 05/01/23)(b)	4,300	4,300,000
VRDN, 4.81%, 08/01/61 (Put 05/01/23)(b)	4,700	4,700,000
Kentucky Public Energy Authority RB 4.00%, 12/01/49 (Put 06/01/25)	4,000	4,007,768
Series A, VRDN, 4.00%, 04/01/48 (Put 04/01/24)(b)	3,930	3,928,027
Tender Option Bond Trust Receipts/Certificates RB, 1.93%, 12/01/41 (Put 12/01/27) (AGM)(b)(c)	500	500,000

		17,435,795

Louisiana — 7.2%
Lake Charles Harbor & Terminal District RB, 1.00%, 12/01/51 (Put 12/01/24)(b)	4,325	4,079,279
Louisiana Offshore Terminal Authority RB, 1.65%, 09/01/27 (Put 12/01/23)(b)	400	394,406
Louisiana Stadium & Exposition District RB, 4.00%, 07/03/23 (Call 05/30/23)	2,325	2,325,946
Parish of St James LA RB, Series B1, 4.35%, 11/01/40 (Put 05/03/23)(b)	26,500	26,500,000

		33,299,631

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 1.0%
Massachusetts Educational Financing Authority RB, 5.00%, 01/01/24	$2,500	$2,523,160
Massachusetts Housing Finance Agency RB
Series A, 0.30%, 12/01/23 (Call 05/19/23)	1,000	981,258
Series A, 0.40%, 06/01/24 (Call 06/01/23)	1,000	968,727

		4,473,145

Michigan — 0.1%
Michigan Finance Authority RB, 0.40%, 10/15/23	665	656,284

Minnesota — 4.2%
City of Minneapolis MN RB, 3.85%, 12/01/40 (Put 05/01/23)(b)	9,450	9,450,000
City of Rochester MN RB, 3.99%, 05/01/61 (Put 05/04/23)(b)	4,800	4,800,000
University of Minnesota, 3.02%, 06/08/23	5,000	4,998,154

		19,248,154

Missouri — 0.4%
RBC Municipal Products Inc. Trust RB, 3.91%, 09/01/39 (Put 05/05/23)(b)(c)	2,000	2,000,000

Nebraska — 1.0%
Central Plains Energy Project RB, 5.00%, 03/01/50 (Put 01/01/24)(b)	1,000	1,003,149
County of Douglas NE RB, 4.39%, 07/01/35 (Put 09/01/26)(a)(b)	3,470	3,410,958

		4,414,107

Nevada — 2.1%
State of Nevada Department of Business & Industry RB, 3.70%, 01/01/50 (Put 01/31/24)(c)	10,000	9,755,460

New Jersey — 8.5%
Borough of Berlin NJ GO, 4.50%, 09/26/23	2,212	2,218,415
Borough of North Arlington NJ GO, 4.50%, 08/08/23	1,173	1,175,061
New Jersey Economic Development Authority RB 5.00%, 03/01/24	2,850	2,884,020
5.25%, 09/01/24 (c)	7,600	7,766,052
Series B, 5.00%, 11/01/23 (SAP)	1,450	1,460,436
Series B, 5.00%, 11/01/24	1,010	1,032,957
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,460	1,498,480
Series UU, 5.00%, 06/15/23	1,575	1,577,651
New Jersey Health Care Facilities Financing Authority RB, 5.00%, 10/01/23	1,500	1,508,934
New Jersey Higher Education Student Assistance Authority RB, 5.00%, 12/01/24	500	510,440
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	1,575	1,600,980
Series A, 5.00%, 12/15/24	1,000	1,024,757
Series A, 5.50%, 12/15/23	155	156,823
Series D, 5.00%, 12/15/23	470	474,207
Series D, 5.25%, 12/15/23	1,275	1,288,082
State of New Jersey GO, Series A, 4.00%, 06/01/23	1,290	1,290,586
Township of Clark NJ GO, 4.50%, 08/18/23	2,533	2,539,029
Township of Cranford NJ GO, 4.75%, 07/20/23	1,940	1,942,122
Township of Deptford NJ RB, 4.00%, 07/11/23	1,800	1,799,638
Township of Plainsboro NJ GO, 4.50%, 07/26/23	1,500	1,502,545
Township of Plainsboro NJ RB, 4.00%, 07/26/23	1,340	1,339,694
Township of River Vale NJ RB, 4.00%, 07/14/23	1,258	1,257,937
Township of Voorhees NJ GO, 4.00%, 09/27/23	1,145	1,146,861

		38,995,707

Security	Par (000)	Value

New York — 3.8%
Albany Industrial Development Agency RB, 3.97%, 07/01/32 (Put 05/04/23)(b)	$800	$800,000
Genesee County Funding Corp. (The) RB, 5.00%, 12/01/23	150	150,898
Nassau Health Care Corp. RB, Series C, 5.00%, 08/01/23 (GTD)	1,425	1,431,528
New York City Housing Development Corp. RB, 0.45%, 11/01/25 (FHA)	1,560	1,441,175
New York Transportation Development Corp. RB, Series A, 5.00%, 12/01/23	1,250	1,257,641
Triborough Bridge & Tunnel Authority RB, 4.27%, 04/01/26 (Call 10/01/25), (1-day SOFR + 0.650%)(a)(b)	11,000	11,000,000
Village of Hamburg NY RB, 3.50%, 07/20/23	1,506	1,504,112

		17,585,354

North Carolina — 1.7%
North Carolina Capital Facilities Finance Agency RB, Series A, 3.65%, 07/01/34 (Put 06/01/23)(b)	8,000	8,000,000

Ohio — 1.5%
Akron Bath Copley Joint Township Hospital District RB, 5.00%, 11/15/23	325	327,868
County of Miami OH GOL, 3.25%, 07/27/23	1,050	1,047,459
Ohio Higher Educational Facility Commission RB, Series B, 4.09%, 12/01/42 (Put 12/01/26)(a)(b)	5,500	5,467,803

		6,843,130

Pennsylvania — 13.1%
Allegheny County Hospital Development Authority RB, 4.23%, 11/15/23(a)(b)	1,500	1,501,801
Ephrata Area School District GO, 3.00%, 03/01/24	1,000	999,284
Pennsylvania Economic Development Financing Authority RB
VRDN, 4.26%, 06/01/41 (Put 06/03/24)(a)(b)	3,000	2,931,399
VRDN, 5.25%, 12/01/37 (Put 05/03/23)(b)	19,970	19,970,000
VRDN, 5.25%, 12/01/38 (Put 05/03/23)(b)	23,000	23,000,000
Pennsylvania Housing Finance Agency RB, 5.00%, 10/01/25 .	500	523,265
Pennsylvania Turnpike Commission RB, 4.46%, 12/01/23 (Call 06/01/23)(a)(b)	10,000	10,002,260
Tender Option Bond Trust Receipts/Certificates RB, 1.93%, 10/01/41 (Put 10/01/29)(b)(c)	1,620	1,620,000

		60,548,009

South Carolina — 1.5%
South Carolina Jobs-Economic Development Authority RB, 3.88%, 03/01/63 (Put 05/04/23)(b)	6,000	6,000,000
Tender Option Bond Trust Receipts/Certificates RB, 2.02%, 12/01/55 (Put 06/01/32) (BAM-TCRS)(b)(c)	1,000	1,000,000

		7,000,000

Tennessee — 3.1%
Tender Option Bond Trust Receipts/Certificates RB, 3.90%, 09/01/36 (Put 05/30/23)(b)(c)	5,000	5,000,000
Tennergy Corp./TN RB 5.25%, 12/01/23	650	651,475
5.25%, 12/01/24	575	579,517
5.25%, 12/01/25	575	584,515
Series A, 4.00%, 09/01/23	320	320,192
Tennessee Energy Acquisition Corp. RB 4.00%, 05/01/48 (Call 05/01/23)	5,000	5,000,000
5.63%, 09/01/26	2,000	2,046,156
Series A, 5.00%, 11/01/23	250	250,810

		14,432,665

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 7.5%
Bexar County Housing Finance Corp. RB, 3.85%, 12/15/25 (Put 05/15/23)(b)	$2,105	$2,105,000
Harris County Cultural Education Facilities Finance Corp. RB, 3.95%, 10/01/45 (Put 05/03/23)(b)	5,000	5,000,000
Port of Arthur Navigation District Industrial Development Corp. RB, 3.90%, 06/01/41 (Put 05/01/23)(b)	3,000	3,000,000
State of Texas GO
VRDN, 3.94%, 12/01/46 (Put 05/01/23)(b)	3,305	3,305,000
VRDN, 4.05%, 12/01/43 (Put 05/05/23)(b)	9,375	9,375,000
Series A, VRDN, 4.05%, 06/01/45 (Put 05/03/23)(b)	5,335	5,335,000
Texas Municipal Gas Acquisition & Supply Corp. III RB 5.00%, 12/15/23	4,300	4,305,573
5.00%, 12/15/26	1,850	1,887,738

		34,313,311

Virginia — 0.1%
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/23	300	300,188

Washington — 0.2%
Washington Health Care Facilities Authority RB, 5.00%, 08/01/49 (Put 08/01/25)(b)	800	822,998

Wisconsin — 8.0%
Racine Unified School District, 4.00%, 08/09/23 (Call 05/09/23)	13,000	13,001,755
State of Wisconsin GO, 4.28%, 05/01/25 (Call 11/01/24)(a)(b)	19,990	19,928,851
Wisconsin Health & Educational Facilities Authority RB, 4.04%, 08/15/54 (Put 07/01/26)(a)(b)	2,000	1,999,130
Wisconsin Housing & Economic Development Authority RB
VRDN, 3.85%, 03/01/41 (Put 05/04/23)(b)	1,000	1,000,000
VRDN, 3.85%, 04/01/46 (Put 05/04/23)(b)	760	760,000

		36,689,736

Total Municipal Debt Obligations — 99.8% (Cost $461,691,228)		459,817,230

Security	Shares (000)	Value

Money Market Funds

BlackRock Liquidity Funds: MuniCash, 3.27%(d)(e)	51	$51,297

Total Money Market Funds — 0.0% (Cost: $51,303)		51,297

Total Investments — 99.8% (Cost: $461,742,531)		459,868,527

Other Assets Less Liabilities — 0.2%		930,525

Net Assets — 100.0%		$460,799,052

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$28,912	$22,393	(a)	$—	$(2)	$(6)	$51,297	51	$3,861	$—

(a)	Represents net amount purchased (sold).

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Short Maturity Municipal Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments Municipal Debt Obligations	$—	$459,817,230	$—	$459,817,230
Short-Term Securities Money Market Funds	51,297	—	—	51,297

	$51,297	$459,817,230	$—	$459,868,527

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) April 30, 2023	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust, Class A, 4.95%, 10/15/27
	$14,709	$14,883,722
BMW Vehicle Lease Trust, 5.27%, 02/25/25	5,453	5,442,905
BMW Vehicle Owner Trust, 2.52%, 12/26/24 (Call 12/25/25)	7,383	7,322,006
Carmax Auto Owner Trust, 5.65%, 06/15/26	16,756	16,755,987
CarMax Auto Owner Trust
2.81%, 05/15/25 (Call 01/15/26)	1,770	1,751,308
5.23%, 01/15/26 (Call 11/15/26)	20,200	20,157,903
Carmax Auto Owner Trust 2022-4, 5.34%, 12/15/25 (Call 07/15/26)	12,861	12,841,788
Chase Issuance Trust, 3.97%, 09/15/27	14,100	13,925,529
CNH Equipment Trust, 5.34%, 09/15/26	8,421	8,426,261
Ford Credit Auto Lease Trust
2.78%, 10/15/24 (Call 10/15/24)	2,253	2,238,588
5.19%, 06/15/25 (Call 08/15/25)	3,875	3,867,555
Ford Credit Auto Owner Trust
0.73%, 09/15/24 (Call 10/15/25)	2,335	2,320,315
3.44%, 02/15/25 (Call 12/15/25)	6,198	6,150,599
Honda Auto Receivables Owner Trust, 1.44%, 10/15/24 (Call 08/15/25)	7,286	7,191,153
Hyundai Auto Lease Securitization Trust
0.81%, 04/15/24 (Call 06/15/24)(a)	3,200	3,183,055
2.75%, 10/15/24 (Call 09/15/24)(a)	12,322	12,202,465
4.34%, 01/15/25 (Call 03/15/25)(a)	2,066	2,052,453
5.20%, 04/15/25 (Call 05/15/25)(a)	11,100	11,080,632
Nissan Auto Receivables 2023-A Owner Trust, 5.47%, 02/17/26	21,992	21,996,456
Nissan Auto Receivables Owner Trust, 4.50%, 08/15/25 (Call 10/15/26)	9,440	9,382,215
Toyota Auto Receivables Owner Trust, 2.35%, 01/15/25 (Call 05/15/26)	5,134	5,089,804

Total Asset-Backed Securities — 3.0% (Cost:$188,845,264)		188,262,699

Certificates of Deposit

Banco Santander SA, 5.35%, 05/03/23,
(1-day SOFR + 0.800%)(b)	10,000	10,000,885
Bank of America N.A., 5.09%, 07/14/23	10,000	10,000,186
Bank of Montreal, 5.34%, 10/13/23	25,000	24,988,373
Bank of Montreal/Chicago IL, 5.50%, 07/13/23,
(1-day SOFR + 0.700%)(b)	7,000	7,006,821
Bank of Nova Scotia, 5.30%, 01/26/24,
(1-day SOFR + 0.490%)(b)	31,700	31,696,368
Bank of Nova Scotia (The), 4.05%, 07/14/23	20,000	19,949,123
Barclays Bank PLC
2.98%, 06/01/23	8,750	8,730,336
4.00%, 07/13/23	15,000	14,954,829
5.03%, 06/08/23, (1-day SOFR + 0.650%)(b)	15,000	15,007,674
5.54%, 02/07/24	16,800	16,804,567
5.70%, 02/16/24	25,000	25,037,881
Bayerische Landesbank/New York, 0.90%, 06/27/23	15,000	14,891,944
Canadian Imperial Bank of Commerce, 4.65%, 09/14/23	17,000	16,950,329
Citibank N.A.
3.77%, 05/01/23	15,000	14,998,450
3.85%, 07/28/23	10,000	9,960,776
5.42%, 09/21/23, (1-day SOFR + 0.620%)(b)	10,000	10,010,298
Cooperatieve Rabobank UA, 5.18%, 02/01/24	25,000	24,938,925
HSBC Bank USA NA, 5.38%, 11/03/23	15,000	14,988,167

Security	Par (000)	Value

Lloyds Bank Corporate Markets PLC
2.81%, 05/11/23	$15,000	$14,988,088
4.92%, 05/15/23	8,000	7,981,474
5.24%, 10/12/23	15,000	14,979,464
Mizuho Bank Ltd., 5.53%, 02/21/24	20,000	19,972,122
MUFG Bank Ltd., 5.26%, 07/28/23	33,070	33,073,307
Natixis SA
5.15%, 11/02/23	12,500	12,479,446
5.26%, 02/02/24	20,000	19,971,201
Royal Bank of Canada, 4.05%, 08/22/23	25,000	24,886,009
Skandinaviska Enskilda Banken AB,
5.04%, 07/17/23 (1-day SOFR + 0.230%)(b)	25,000	24,999,733
Standard Chartered Bank/New York
5.15%, 05/01/23, (1-day SOFR + 0.350%)(b)	25,000	25,000,000
5.22%, 07/28/23, (1-day SOFR + 0.420%)(b)	15,000	15,003,672
Sumitomo Mitsui Banking Corp.
5.12%, 08/11/23, (1-day SOFR + 0.310%)(b)	25,000	25,000,360
5.50%, 09/28/23, (1-day SOFR + 0.700%)(b)	15,000	15,015,726
Svenska Handelsbanken/New York NY
5.16%, 10/25/23, (1-day SOFR + 0.350%)(b)	19,958	19,956,001
5.36%, 04/29/24	47,390	47,379,259
Swedbank AB, 4.99%, 07/20/23	12,550	12,543,019
Toronto-Dominion Bank
3.70%, 05/01/23	10,000	9,998,946
4.35%, 09/13/23	17,000	16,923,987
4.89%, 05/01/23	15,000	15,000,673
5.20%, 10/11/23	25,000	24,959,584
5.33%, 02/06/24	20,150	20,127,912
Versailles Commercial Paper LLC
5.06%, 06/05/23	14,805	14,726,409
5.23%, 07/05/23	25,000	24,755,625
Wells Fargo Bank NA, 5.31%, 01/22/24,
(1-day SOFR + 0.500%)(b)	47,700	47,700,499
Westpac Banking Corp., 4.22%, 09/06/23	17,000	16,925,917

Total Certificates of Deposit — 12.9% (Cost: $816,040,412)		815,264,365

Commercial Paper

ABN AMRO Funding USA LLC, 5.38%, 10/13/23	6,847	6,679,249
Amcor Finance USA Inc.
5.12%, 05/03/23	25,000	24,982,243
5.48%, 05/30/23	44,400	44,184,709
Ameren Corp.,
5.09%, 05/10/23	5,500	5,490,690
Ameren Illinois Co.
5.23%, 05/24/23	22,732	22,646,432
5.24%, 05/25/23	21,632	21,547,294
American Electric Power Co. Inc.
5.03%, 05/03/23	33,533	33,509,588
5.07%, 05/08/23	11,481	11,464,866
5.11%, 05/12/23	5,280	5,269,534
5.15%, 05/16/23	44,400	44,286,003
American Honda Finance Corp.
5.01%, 05/09/23	15,900	15,875,708
5.01%, 05/16/23	17,715	17,670,757
5.27%, 06/06/23	6,659	6,621,206
ASB Bank Ltd.
5.15%, 08/11/23	20,000	19,703,958
5.23%, 09/12/23	15,000	14,707,277

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Australia & New Zealand Banking Group Ltd., 5.47%, 06/08/23, (1-day SOFR + 0.660%)(a)(b)	$35,000	$35,015,498
Bank of Montreal, 2.80%, 05/12/23	12,000	11,989,965
BASF SE
5.09%, 06/30/23	27,900	27,653,531
5.50%, 10/02/23	60,000	58,594,327
5.63%, 12/18/23	8,810	8,499,051
Bell Telephone Co. of Canada or Bell Canada (The)
5.05%, 05/02/23	24,750	24,736,121
5.16%, 05/23/23	18,869	18,801,674
Brighthouse Financial Short Term Funding LLC
5.45%, 10/16/23	8,720	8,500,060
5.46%, 11/14/23	4,413	4,283,086
Brookfield BRP Holdings Canada Inc.
5.03%, 05/02/23	35,497	35,477,177
5.14%, 05/15/23	20,102	20,053,341
Brookfield Infrastructure Holdings Canada Inc., 5.03%, 05/02/23	5,100	5,097,152
Canadian Imperial Bank of Commerce, 5.48%, 06/05/23, (1-day SOFR + 0.670%)(b)	35,000	35,020,823
CDP Financial Inc.
5.15%, 06/27/23	7,900	7,832,718
5.18%, 07/05/23	29,400	29,115,170
5.23%, 07/20/23	14,077	13,909,401
5.28%, 08/10/23	25,000	24,624,228
5.35%, 09/07/23	10,000	9,807,500
Collateralized Commercial Paper V Co. LLC, 5.30%, 08/21/23	30,000	29,500,708
Commonwealth Bank of Australia, 5.41%, 07/13/23, (1-day SOFR + 0.600%)(a)(b)	35,000	35,021,518
Credit Industriel et Commercial, 5.06%, 07/19/23	19,358	19,350,159
Credit Industriel et Commercial/New York, 4.82%, 05/04/23	15,500	15,487,564
DNB Bank ASA, 5.12%, 08/18/23	53,290	52,453,750
Enbridge U.S. Inc.
5.22%, 05/01/23	30,934	30,920,544
5.33%, 05/19/23	15,110	15,063,126
Estee Lauder Cos. Inc. (The)
4.92%, 05/15/23	25,000	24,942,105
5.04%, 06/20/23	7,552	7,496,342
Evergy Missouri West Inc.
5.08%, 05/09/23	20,000	19,969,029
5.15%, 05/16/23	22,690	22,631,743
Eversource Energy
5.05%, 05/03/23	7,029	7,024,069
5.06%, 05/04/23	15,881	15,867,618
5.10%, 05/11/23	19,282	19,246,586
Fiserv Inc.
5.05%, 05/02/23	36,628	36,607,464
5.20%, 05/22/23	45,977	45,818,134
5.21%, 05/23/23	7,400	7,373,324
Hewlett Packard Enterprise Co., 5.03%, 05/15/23	38,091	38,000,649
HSBC Bank PLC, 5.65%, 11/01/23,
(1-day SOFR + 0.850%)(a)(b)	20,000	20,043,222
HSBC USA Inc.
5.30%, 08/14/23	15,000	14,765,100
5.36%, 09/07/23	20,000	19,614,267
5.50%, 10/17/23	29,412	28,658,370
5.54%, 11/01/23	6,422	6,242,397
Hyundai Capital America, 5.30%, 06/07/23	34,502	34,299,857
ING U.S. Funding LLC, 5.27%, 08/22/23	25,000	24,582,319
John Deere Canada ULC, 4.89%, 05/19/23	40,000	39,886,320

Security	Par (000)	Value

Johnson & Johnson, 4.83%, 05/12/23	$35,000	$34,934,367
JP Morgan Securities LLC, 5.25%, 11/03/23 (Call 08/07/23)(a)	10,000	9,994,703
Korea Development Bank
5.15%, 08/07/23	4,026	3,968,643
5.15%, 08/08/23	6,338	6,246,775
Korea Development Bank (The)
4.97%, 05/26/23	12,500	12,451,865
5.30%, 10/06/23	9,745	9,519,333
Kreditanstalt fuer Wiederaufbau
4.96%, 05/30/23	30,000	29,868,373
5.08%, 07/18/23	40,000	39,547,570
LMA-Americas LLC, 4.83%, 05/02/23	32,447	32,429,601
Mackinac Funding Co. LLC, 5.33%, 08/01/23	10,090	9,949,998
Macquarie Bank Ltd.
5.25%, 08/17/23	10,000	9,840,684
5.42%, 02/12/24	17,500	16,767,649
5.44%, 01/09/24, (1-day SOFR + 0.640%)(a)(b)	15,000	15,013,515
Marriott International Inc.
5.25%, 05/16/23	16,714	16,670,243
5.29%, 05/05/23	22,250	22,227,157
Mitsubishi HC Finance America LLC, 5.03%, 05/04/23	11,017	11,007,766
Mohawk Industries Inc., 5.03%, 05/02/23	17,357	17,347,307
National Australia Bank Ltd.
5.06%, 03/01/24, (1-day SOFR + 0.250%)(a)(b)	20,000	19,953,220
5.16%, 10/25/23, (1-day SOFR + 0.350%)(a)(b)	32,500	32,501,622
5.48%, 05/03/23, (1-day SOFR + 0.490%)(a)(b)	25,000	25,001,958
National Bank of Canada, 5.06%, 07/11/23, (1-day SOFR + 0.250%)(a)(b)	15,000	14,999,955
National Grid North America Inc., 5.25%, 05/26/23	19,750	19,669,646
Nordea Bank Abp, 5.54%, 08/01/23, (1-day SOFR + 0.730%)(a)(b)	30,000	30,040,770
NTT Finance Americas Inc., 5.22%, 05/18/23	10,000	9,971,090
Nutrien Ltd. 5.07%, 05/08/23	19,181	19,154,008
5.08%, 05/16/23	37,053	36,959,163
5.08%, 05/17/23	26,174	26,104,004
5.09%, 05/19/23	6,340	6,321,249
5.30%, 06/05/23	4,995	4,967,219
Penske Truck Leasing Co. LP
5.11%, 05/04/23	18,250	18,234,460
5.12%, 05/05/23	60,000	59,940,383
5.17%, 05/09/23	11,000	10,982,653
5.25%, 05/16/23	2,845	2,837,552
Philip Morris International Inc., 5.03%, 05/04/23	29,700	29,675,131
Podium Funding Trust, 4.97%, 05/08/23	23,000	22,968,867
PPG Industries Inc.
5.03%, 05/05/23	32,476	32,444,237
5.03%, 05/09/23	9,877	9,861,835
Pricoa Short Term Funding LLC
5.31%, 09/13/23	15,000	14,700,655
5.35%, 10/18/23	9,130	8,901,062
Pure Grove Funding, 5.46%, 01/08/24	20,000	19,255,400
RWE AG, 5.45%, 05/02/23	29,960	29,941,881
Salisbury Receivables Co. LLC, 5.14%, 08/02/23	20,000	19,729,600
Sherwin-Williams Co. (The)
4.99%, 05/08/23	25,193	25,158,094
5.08%, 05/22/23	14,670	14,620,445
Skandinaviska Enskilda Banken AB
5.53%, 06/01/23, (1-day SOFR + 0.720%)(a)(b)	35,000	35,018,527
5.56%, 08/02/23, (1-day SOFR + 0.750%)(a)(b)	17,500	17,523,275

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Sony Capital Corp.
5.08%, 05/02/23	$50,000	$49,971,811
5.09%, 05/03/23	12,480	12,471,189
Spire Inc.
5.03%, 05/01/23	12,500	12,494,767
5.08%, 05/09/23	26,000	25,959,737
Suncorp-Metway Ltd., 5.46%, 07/31/23	15,000	14,789,009
Svenska Handelsbanken AB, 5.56%, 07/28/23, (1-day SOFR + 0.750%)(a)(b)	25,000	25,033,769
Telstra Group Ltd.
4.93%, 05/08/23	30,000	29,958,975
4.95%, 05/12/23	29,500	29,443,316
5.08%, 06/15/23	5,539	5,501,719
TELUS Corp., 5.03%, 05/03/23	23,445	23,428,631
TransCanada PipeLines Ltd.
5.07%, 05/08/23	14,100	14,080,186
5.17%, 05/18/23	45,865	45,733,648
UBS AG/London, 5.49%, 09/26/23 (Call 06/26/23), (1-day SOFR + 0.650%)(a)(b)	10,000	10,003,805
United Overseas Bank Ltd., 5.26%, 07/24/23	44,664	44,103,154
Volvo Treasury North America LP, 5.07%, 05/08/23	22,848	22,815,892
Vulcan Materials Co.
5.23%, 05/09/23	19,301	19,270,221
5.28%, 05/16/23	13,604	13,568,147
5.34%, 05/23/23	11,398	11,355,875
VW Credit Inc.
5.07%, 05/08/23	30,750	30,706,788
5.10%, 05/11/23	19,000	18,965,091
5.23%, 05/24/23	32,850	32,726,345
Westpac Securities NZ Ltd., 5.03%, 02/23/24	10,000	9,596,531

Total Commercial Paper — 43.0% (Cost: $2,722,995,121)		2,721,718,737

Corporate Bonds & Notes

Aerospace & Defense — 0.3%
Lockheed Martin Corp., 4.95%, 10/15/25 (Call 09/15/25)	6,195	6,298,921
Raytheon Technologies Corp.
3.65%, 08/16/23 (Call 07/16/23)	4,000	3,981,100
5.00%, 02/27/26 (Call 01/27/26)	5,590	5,684,306

		15,964,327

Agriculture — 0.7%
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(a)(c)	10,165	9,838,643
3.50%, 04/22/25 (Call 05/30/23)(a)	6,825	6,705,417
4.88%, 10/10/25 (Call 09/10/25)(a)(c)	14,235	14,337,640
Philip Morris International Inc., 5.13%, 11/15/24	16,000	16,099,787

		46,981,487

Auto Manufacturers — 3.6%
American Honda Finance Corp.
0.65%, 09/08/23(c)	20,000	19,682,569
0.75%, 08/09/24	3,235	3,069,301
0.88%, 07/07/23(c)	7,025	6,970,924
5.43%, 09/08/23, (3-mo. LIBOR US + 0.420%)(b)	5,790	5,781,971
BMW U.S. Capital LLC
0.75%, 08/12/24(a)	2,925	2,779,378
0.80%, 04/01/24(a)	3,350	3,225,395
5.10%, 08/12/24, (1-day SOFR + 0.380%)(a)(b)	19,960	19,846,241
5.37%, 04/01/24, (1-day SOFR + 0.530%)(a)(b)	15,615	15,571,809
Daimler Finance North America LLC, 0.75%, 03/01/24(a)	26,690	25,731,536

Security	Par (000)	Value

Auto Manufacturers (continued)
Daimler Trucks Finance North America LLC
1.13%, 12/14/23(a)(c)	$4,000	$3,888,810
5.20%, 01/17/25(a)	9,295	9,323,568
Hyundai Capital America, 0.80%, 01/08/24(a)	3,000	2,907,574
Hyundai Capital Services Inc., 0.75%, 09/15/23(a)	20,000	19,674,000
PACCAR Financial Corp.
0.80%, 06/08/23(c)	2,760	2,747,062
3.15%, 06/13/24	8,865	8,712,339
Toyota Motor Credit Corp.
0.50%, 06/18/24	4,000	3,812,342
2.50%, 03/22/24(c)	15,000	14,669,208
3.65%, 08/18/25	13,145	12,919,011
4.40%, 09/20/24	15,000	14,957,146
5.09%, 09/13/24, (1-day SOFR + 0.290%)(b)	12,000	11,909,223
5.45%, 03/22/24, (1-day SOFR + 0.320%)(b)(c)	10,000	9,990,381
Volkswagen Group of America Finance LLC, 5.73%, 06/07/24, (1-day SOFR + 0.950%)(a)(b)	12,380	12,404,352

		230,574,140

Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 05/10/23)	3,275	3,124,060

Banks — 11.9%
Australia & New Zealand Banking Group Ltd.
4.83%, 02/03/25(a)	14,970	14,971,623
5.09%, 12/08/25	10,810	10,904,169
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23), (1-year CMT + 0.450%)(b)	8,200	8,122,952
3.89%, 05/24/24	15,800	15,515,051
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (1-day SOFR + 0.410%)(b)	18,580	18,469,265
Series 2025, 5.36%, 02/04/25 (Call 02/04/24), (1-day SOFR + 0.660%)(b)	15,000	14,897,014
Bank of New York Mellon Corp. (The),
3.43%, 06/13/25 (Call 06/13/24), (1-day SOFR + 0.565%)(b)	16,100	15,764,263
Banque Federative du Credit Mutuel SA, 4.93%, 01/26/26(a)	17,400	17,349,430
Canadian Imperial Bank of Commerce, 3.50%, 09/13/23(c)	4,500	4,470,801
Citigroup Inc., 4.14%, 05/24/25 (Call 05/24/24), (1-day SOFR + 1.372%)(b)	4,770	4,711,647
Commonwealth Bank of Australia/New York NY, 5.08%, 01/10/25(c)	17,800	17,919,213
Cooperatieve Rabobank UA/NY, 3.88%, 08/22/24	16,800	16,584,303
Credit Suisse AG/New York NY
0.50%, 02/02/24	5,335	5,025,943
1.00%, 05/05/23(c)	5,000	4,987,500
5.23%, 02/02/24, (1-day SOFR + 0.390%)(b)	15,000	14,520,110
5.36%, 01/19/24, (1-day SOFR + 0.540%)(b)	10,000	9,822,318
Deutsche Bank AG/New York NY
4.16%, 05/13/25(c)	6,905	6,665,499
Series E, 0.96%, 11/08/23	20,815	20,154,595
Series E, 5.20%, 11/08/23, (1-day SOFR + 0.500%)(b)	16,220	16,073,362
Goldman Sachs Group Inc. (The), 1.22%, 12/06/23 (Call 05/04/23)	12,000	11,717,855
HSBC Holdings PLC, 1.16%, 11/22/24 (Call 11/22/23), (1-day SOFR + 0.580%)(b)	6,995	6,806,100
JPMorgan Chase & Co., 3.85%, 06/14/25 (Call 06/14/24), (1-day SOFR + 0.980%)(b)	16,100	15,806,450
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)	3,275	3,161,811

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyBank NA/Cleveland OH
0.43%, 06/14/24 (Call 06/14/23), (1-day SOFR + 0.320%)(b)	$10,000	$9,784,130
4.15%, 08/08/25(c)	5,370	5,141,375
5.12%, 06/14/24 (Call 06/14/23), (1-day SOFR + 0.320%)(b)	15,565	15,239,878
Mitsubishi UFJ Financial Group Inc.
4.79%, 07/18/25 (Call 07/18/24), (1-year CMT + 1.700%)(b)	9,010	8,928,771
5.06%, 09/12/25 (Call 09/12/24), (1-year CMT + 1.550%)(b)	15,675	15,594,599
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(b)	12,775	12,841,952
Morgan Stanley
3.62%, 04/17/25 (Call 04/17/24), (1-day SOFR + 1.160%)(b)	6,865	6,730,113
5.18%, 11/10/23 (Call 10/10/23), (1-day SOFR + 0.466%)(b)(c)	15,000	14,982,114
5.29%, 01/25/24 (Call 12/25/23), (1-day SOFR + 0.455%)(b)	21,000	20,979,420
5.46%, 01/24/25 (Call 01/24/24), (1-day SOFR + 0.625%)(b)(c)	15,000	14,847,419
6.00%, 04/17/25 (Call 04/17/24), (1-day SOFR + 0.950%)(b)(c)	10,000	10,007,776
MUFG Bank Ltd., 5.36%, 05/31/23, (1-day SOFR + 0.550%)(b)	25,000	25,004,810
National Australia Bank Ltd., 4.97%, 01/12/26	17,800	18,017,442
Nordea Bank Abp
1.00%, 06/09/23(a)(c)	3,135	3,120,015
3.60%, 06/06/25(a)	10,665	10,332,738
4.75%, 09/22/25(a)	16,900	16,796,981
PNC Financial Services Group Inc. (The),
5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(b)	15,526	15,548,760
Societe Generale SA, 4.35%, 06/13/25(a)(c)	15,000	14,672,563
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24(c)	3,580	3,462,983
5.46%, 01/13/26	17,800	17,987,055
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23(a)	12,744	12,534,030
0.80%, 09/16/24(a)	12,000	11,311,933
2.55%, 03/10/25(a)(c)	10,000	9,532,083
5.24%, 09/16/24, (1-day SOFR + 0.440%)(a)(b)	15,000	14,907,201
Svenska Handelsbanken AB
0.63%, 06/30/23(a)	6,310	6,259,402
3.65%, 06/10/25(a)	15,900	15,435,656
Swedbank AB
0.60%, 09/25/23(a)(c)	14,500	14,206,549
1.30%, 06/02/23(a)	6,680	6,652,412
Truist Bank, 5.04%, 01/17/24 (Call 05/30/23), (1-day SOFR + 0.200%)(b)	45,000	44,469,195
UBS AG/London
0.38%, 06/01/23(a)(c)	4,440	4,421,989
0.45%, 02/09/24(a)	7,000	6,732,379
0.70%, 08/09/24(a)(c)	4,330	4,064,145
1.38%, 01/13/25 (Call 12/13/24)(a)	6,970	6,475,463
5.07%, 02/09/24, (1-day SOFR + 0.360%)(a)(b)	5,000	4,984,419
5.09%, 06/01/23, (1-day SOFR + 0.320%)(a)(b)	8,470	8,469,896
5.16%, 08/09/24, (1-day SOFR + 0.450%)(a)(b)	8,470	8,417,867
UBS Group AG, 4.49%, 08/05/25 (Call 08/05/24), (1-year CMT + 1.600%)(a)(b)	8,810	8,635,901

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp.
1.02%, 11/18/24	$3,550	$3,353,883
5.03%, 11/18/24, (1-day SOFR + 0.300%)(b)	12,445	12,388,107
5.35%, 10/18/24(c)	17,600	17,754,330

		755,449,008

Beverages — 0.9%
Coca-Cola Europacific Partners PLC, 0.50%, 05/05/23(a)	52,207	52,185,589
PepsiCo Inc., 0.75%, 05/01/23	1,615	1,615,000

		53,800,589

Biotechnology — 0.3%
Gilead Sciences Inc., 0.75%, 09/29/23 (Call 05/09/23)	15,971	15,683,874

Chemicals — 0.5%
Ecolab Inc., 0.90%, 12/15/23 (Call 05/30/23)(c)	8,800	8,575,203
Linde Inc., 4.80%, 12/05/24	17,700	17,741,943
Sherwin-Williams Co. (The), 4.05%, 08/08/24	7,310	7,216,572

		33,533,718

Cosmetics & Personal Care — 0.2%
GSK Consumer Healthcare Capital U.S. LLC, 3.02%, 03/24/24 (Call 05/15/23)	9,235	9,036,441
Unilever Capital Corp., 0.63%, 08/12/24 (Call 05/30/23)	5,975	5,660,183

		14,696,624

Diversified Financial Services — 1.0%
American Express Co.
0.75%, 11/03/23(c)	10,000	9,778,670
3.38%, 05/03/24	7,600	7,458,385
4.92%, 11/03/23, (1-day SOFR + 0.230%)(b)	10,000	9,971,730
5.71%, 03/04/25 (Call 02/01/25), (1-day SOFR + 0.930%)(b)	8,235	8,233,765
Capital One Financial Corp.,
4.17%, 05/09/25 (Call 05/09/24), (1-day SOFR + 1.370%)(b)	15,800	15,384,460
CDP Financial Inc., 4.50%, 02/13/26(a)	9,219	9,299,946
LSEGA Financing PLC, 0.65%, 04/06/24 (Call 03/06/24)(a)	3,895	3,710,639

		63,837,595

Electric — 3.6%
Dominion Energy Inc., Series D,
5.40%, 09/15/23 (Call 05/19/23), (3-mo. LIBOR US + 0.530%)(b)	30,560	30,533,934
Duke Energy Corp., 5.05%, 06/10/23, (1-day SOFR + 0.250%)(b)(c)	14,765	14,762,620
Eversource Energy, 4.97%, 08/15/23, (1-day SOFR + 0.250%)(b)	23,850	23,827,817
Florida Power & Light Co.
4.96%, 05/10/23 (Call 05/09/23), (1-day SOFR + 0.250%)(b)	11,020	11,017,850
5.22%, 01/12/24 (Call 05/09/23), (1-day SOFR + 0.250%)(b)	8,240	8,206,956
National Rural Utilities Cooperative Finance Corp.
5.10%, 08/07/23, (1-day SOFR + 0.330%)(b)	16,150	16,147,083
Series D, 5.17%, 10/18/24, (1-day SOFR + 0.330%)(b)	5,000	4,949,460
NextEra Energy Capital Holdings Inc.
2.94%, 03/21/24 (Call 05/30/23)(c)	15,000	14,685,671
4.26%, 09/01/24	10,000	9,904,348
5.09%, 11/03/23 (Call 05/30/23), (1-day SOFR + 0.400%)(b)	30,000	29,924,229
6.05%, 03/01/25	5,275	5,362,704
WEC Energy Group Inc.
0.55%, 09/15/23(c)	21,955	21,561,142
4.75%, 01/09/26 (Call 12/09/25)	10,000	10,031,013
5.00%, 09/27/25 (Call 08/27/25)(c)	7,465	7,504,620

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)	$8,520	$8,667,323
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)	7,560	7,389,012

		224,475,782

Electronics — 0.0%
Amphenol Corp., 4.75%, 03/30/26	2,840	2,855,447

Food — 1.3%
Hormel Foods Corp., 0.65%, 06/03/24 (Call 05/30/23)	12,125	11,589,712
Nestle Holdings Inc.
0.61%, 09/14/24 (Call 09/14/23)(a)	35,000	33,093,698
4.00%, 09/12/25 (Call 08/12/25)(a)(c)	17,000	16,900,282
Walmart Inc., 3.90%, 09/09/25	20,000	19,881,389

		81,465,081

Health Care - Products — 0.6%
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 05/09/23)	30,000	29,404,384
5.37%, 10/18/24 (Call 05/30/23), (1-day SOFR + 0.530%)(b)	9,215	9,212,771

		38,617,155

Health Care - Services — 1.1%
Roche Holdings Inc.
1.88%, 03/08/24(a)(c)	15,000	14,596,959
5.02%, 03/05/24, (1-day SOFR + 0.240%)(a)(b)	5,370	5,358,514
5.13%, 09/11/23, (1-day SOFR + 0.240%)(a)(b)(c)	15,000	15,001,747
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/09/23)	15,135	14,484,108
5.00%, 10/15/24	17,600	17,693,858

		67,135,186

Insurance — 2.3%
Athene Global Funding, 2.51%, 03/08/24(a)	10,000	9,659,918
Brighthouse Financial Global Funding, 1.20%, 12/15/23(a)	17,000	16,490,565
MassMutual Global Funding II
0.85%, 06/09/23(a)(c)	8,328	8,290,334
4.15%, 08/26/25(a)(c)	7,302	7,177,420
Metropolitan Life Global Funding I
0.55%, 06/07/24(a)(c)	3,590	3,417,049
5.00%, 01/06/26(a)	10,000	10,044,855
5.16%, 01/07/24, (1-day SOFR + 0.320%)(a)(b)	27,000	26,931,995
New York Life Global Funding
3.15%, 06/06/24(a)	8,400	8,242,868
3.60%, 08/05/25(a)	16,500	16,059,002
5.21%, 06/06/24, (1-day SOFR + 0.430%)(a)(b)	9,130	9,103,670
Northwestern Mutual Global Funding, 4.00%, 07/01/25(a)	16,300	16,021,601
Principal Life Global Funding II
0.75%, 08/23/24(a)	660	622,066
5.14%, 08/23/24, (1-day SOFR + 0.380%)(a)(b)	635	631,605
Protective Life Global Funding
0.63%, 10/13/23(a)	4,820	4,709,534
5.37%, 01/06/26(a)	10,000	10,165,037

		147,567,519

Internet — 0.9%
Amazon.com Inc.
0.25%, 05/12/23(c)	9,205	9,195,057
2.73%, 04/13/24	20,000	19,605,405
3.00%, 04/13/25	10,000	9,781,192
eBay Inc., 5.90%, 11/22/25 (Call 10/22/25)	17,600	18,095,116

		56,676,770

Security	Par (000)	Value

Machinery — 1.7%
Caterpillar Financial Services Corp.
0.95%, 01/10/24	$20,000	$19,489,974
4.98%, 05/17/24, (1-day SOFR + 0.245%)(b)	10,000	9,966,946
5.07%, 09/13/24, (1-day SOFR + 0.270%)(b)	15,620	15,548,614
John Deere Capital Corp.
0.90%, 01/10/24	3,605	3,501,145
3.40%, 06/06/25	10,390	10,186,574
4.80%, 01/09/26	17,800	18,069,710
4.96%, 07/10/23, (1-day SOFR + 0.120%)(b)(c)	7,330	7,327,783
5.04%, 10/11/24, (1-day SOFR + 0.200%)(b)(c)	14,290	14,191,793
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 05/09/23)	9,050	8,921,738

		107,204,277

Manufacturing — 0.3%
Siemens Financieringsmaatschappij NV,
5.23%, 03/11/24, (1-day SOFR + 0.430%)(a)(b)(c)	18,980	18,965,757

Media — 0.0%
Comcast Corp., 5.25%, 11/07/25	2,950	3,010,899

Oil & Gas — 0.9%
Chevron Corp., 1.14%, 05/11/23(c)	4,510	4,506,068
Chevron USA Inc., 5.07%, 08/11/23, (3-mo. LIBOR US + 0.200%)(b)	37,065	37,063,045
ConocoPhillips Co., 2.13%, 03/08/24 (Call 05/30/23)	16,000	15,629,062

		57,198,175

Pharmaceuticals — 0.6%
AstraZeneca PLC, 0.30%, 05/26/23	24,000	23,924,229
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	17,000	16,537,897

		40,462,126

Pipelines — 0.9%
Enbridge Inc.
0.55%, 10/04/23	5,380	5,263,526
2.15%, 02/16/24	5,530	5,387,754
5.36%, 02/16/24, (1-day SOFR + 0.630%)(b)	10,125	10,097,236
Enterprise Products Operating LLC, 5.05%, 01/10/26	12,365	12,566,619
TransCanada PipeLines Ltd., 1.00%, 10/12/24 (Call 09/12/24)	27,205	25,544,606

		58,859,741

Retail — 0.6%
Home Depot Inc. (The), 4.00%, 09/15/25 (Call 08/15/25)	5,170	5,155,603
Lowe’s Companies Inc.
4.40%, 09/08/25	11,510	11,465,085
4.80%, 04/01/26 (Call 03/01/26)	6,660	6,707,788
Starbucks Corp.,
5.14%, 02/14/24 (Call 05/30/23), (1-day SOFR + 0.420%)(b)(c)	11,515	11,508,235

		34,836,711

Savings & Loans — 0.3%
Nationwide Building Society, 0.55%, 01/22/24(a)	16,520	15,885,188

Semiconductors — 0.8%
Analog Devices Inc., 5.09%, 10/01/24, (1-day SOFR + 0.250%)(b)	15,330	15,224,182
NVIDIA Corp.
0.31%, 06/15/23 (Call 05/30/23)	28,000	27,849,463
0.58%, 06/14/24 (Call 06/14/23)	5,305	5,074,255

		48,147,900

Software — 0.1%
salesforce.com Inc., 0.63%, 07/15/24 (Call 05/30/23)	9,415	8,978,999

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 0.8%
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24	$21,081	$20,197,624
NTT Finance Corp.
0.58%, 03/01/24(a)	6,005	5,783,462
4.14%, 07/26/24(a)	2,830	2,804,926
Verizon Communications Inc.
0.75%, 03/22/24	3,580	3,446,712
5.33%, 03/22/24, (1-day SOFR + 0.500%)(b)	16,955	16,939,258

		49,171,982

Total Corporate Bonds & Notes — 36.3% (Cost: $2,323,433,021)		2,295,160,117

Municipal Debt Obligations

Alabama — 0.1%
Alabama Federal Aid Highway Finance Authority RB, 0.45%, 09/01/23	3,545	3,491,733

California — 0.0%
Port of Oakland RB, 0.82%, 05/01/23	400	399,841

Illinois — 0.1%
State of Illinois GO, 5.25%, 05/01/25	5,865	5,892,307

New York — 0.6%
Mizuho Floater/Residual Trust RB
VRDN, 5.22%, 02/15/41 (Put 05/30/23)(a)(d)	4,476	4,476,398
VRDN, 5.23%, 03/01/31 (Put 05/01/23)(a)(d)	18,000	18,000,000
Port Authority of New York & New Jersey RB, Series AAA, 1.09%, 07/01/23	12,570	12,482,450
Taxable Municipal Funding Trust RB
VRDN, 5.22%, 01/16/25 (Put 05/05/23)(a)(d)	1,085	1,085,000
VRDN, 5.22%, 09/01/30 (Put 05/01/25)(a)(d)	2,440	2,440,000

		38,483,848

Total Municipal Debt Obligations — 0.8% (Cost $48,381,398)		48,267,729

Repurchase Agreements(b)(e)

Bank of America Securities Inc., 4.93%, 05/01/23 (Purchased on 04/28/23 to be repurchased at $10,004,108, collateralized by non-agency mortgage-backed security, 0.00%, due 05/05/23, par and fair value of $10,662,259 and $10,500,001, respectively)	10,000	10,000,000
Bank of America Securities Inc., 5.13%, 05/01/23 (Purchased on 04/28/23 to be repurchased at $35,014,963, collateralized by non-agency mortgage-backed security, 0.00% to 6.15%, due 07/15/31 to 01/25/60, par and fair value of $304,812,411 and $38,225,911, respectively)	35,000	35,000,000
Bank of America Securities Inc., 5.31%, 05/01/23 (Purchased on 04/28/23 to be repurchased at $7,003,098, collateralized by non-agency mortgage-backed security, 6.56%, due 07/16/35, par and fair value of $8,236,500 and $8,050,372, respectively)	7,000	7,000,000
BNP Paribas, 5.18%, 05/01/23 (Purchased on 04/28/23 to be repurchased at $20,008,633, collateralized by non-agency mortgage-backed security, 2.10% to 9.75%, due 05/22/23 to 12/15/44, par and fair value of $27,739,326 and $21,869,708, respectively)	20,000	20,000,000

Security	Par (000)	Value

Citigroup Global Markets Inc., 5.12%, 05/01/23 (Purchased on 04/28/23 to be repurchased at $9,003,840, collateralized by non-agency mortgage-backed security, 5.54% to 6.45%, due 07/20/34 to 07/28/34, par and fair value of $9,706,661 and $9,475,569, respectively)	$9,000	$9,000,000
Citigroup Global Markets Inc., 5.14%, 05/01/23 (Purchased on 04/28/23 to be repurchased at $12,005,140, collateralized by non-agency mortgage-backed security, 5.54% to 6.51%, due 07/20/34 to 10/15/34, par and fair value of $12,927,193 and $12,650,147, respectively)	12,000	12,000,000
Credit Suisse Securities (USA) LLC, 5.41%, 5/01/23 (Purchased on 04/28/23 to be repurchased at $16,007,213, collateralized by non-agency mortgage-backed security, 0.00% to 20.01%, due 08/15/27 to 01/25/41, par and fair value of $48,589,320 and $18,400,026 respectively)	16,000	16,000,000
Credit Suisse Securities (USA) LLC, 5.56%, 05/01/23 (Purchased on 04/28/23 to be repurchased at $10,004,633, collateralized by non-agency mortgage-backed security, 0.00% to 20.01%, due 08/15/2027 to 10/15/2116, par and fair value of $30,629,176 and $11,500,000, respectively)	10,000	10,000,000
Credit Suisse Securities (USA) LLC, 5.56%, 05/01/23 (Purchased on 04/28/23 to be repurchased at $6,002,780, collateralized by non-agency mortgage-backed security, 20.01%, due 08/15/2027, par and fair value of $18,214,656 and $6,900,018, respectively)	6,000	6,000,000
Goldman Sachs & Co. LLC, 5.33%, 05/01/23 (Purchased on 04/28/23 to be repurchased at $60,026,650, collateralized by non-agency mortgage-backed security, 0.0% to 15.86%, due 10/17/2024 to 07/31/2118, par and fair value of $477,422,519 and 69,000,001, respectively) .	60,000	60,000,000
Mizuho Securities USA Inc., 5.26%, 05/01/23 (Purchased on 04/28/23 to be repurchased at $6,002,630, collateralized by U.S. Government Agency mortgage-backed security, 2.50% to 3.38, due 11/15/42 to 02/15/46, par and fair value of $6,811,500 and $6,120,004, respectively)	6,000	6,000,000
Mizuho Securities USA Inc., 5.36%, 05/01/23 (Purchased on 04/28/23 to be repurchased at $30,013,400, collateralized by non-agency mortgage-backed security, 2.28% to 7.77%, due 03/20/25 to 12/27/66, par and fair value of $39,173,381 and $33,784,195, respectively)	30,000	30,000,000

Total Repurchase Agreements — 3.5% (Cost: $221,000,000)		221,000,000

U.S. Government Obligations

U.S. Government Obligations — 0.1%
U.S. Treasury Note/Bond, 0.25%, 09/30/23(c)	10,000	9,811,719

Total U.S. Government Obligations — 0.1% (Cost: $9,997,512)		9,811,719

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(f)(g)(h)	36,910	$36,920,813

Total Money Market Funds — 0.6% (Cost: $36,905,008)		36,920,813

Total Investments — 100.2% (Cost: $6,367,597,736)		6,336,406,179

Liabilities in Excess of Other Assets — (0.2)%		(11,885,035)

Net Assets — 100.0%		$6,324,521,144

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	All or a portion of this security is on loan.
(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)	Maturity date represents next reset date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$56,987,823	$—		$(20,080,397	)(a)	$(4,199)	$17,586	$36,920,813	36,910	$152,788	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	32,183		—

						$(4,199)	$17,586	$36,920,813		$184,971		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$188,262,699	$—	$188,262,699
Certificates of Deposit	—	815,264,365	—	815,264,365
Commercial Paper	—	2,721,718,737	—	2,721,718,737
Corporate Bonds & Notes	—	2,295,160,117	—	2,295,160,117
Municipal Debt Obligations	—	48,267,729	—	48,267,729
Repurchase Agreements	—	221,000,000	—	221,000,000
U.S. Government & Agency Obligations	—	9,811,719	—	9,811,719
Short-Term Securities
Money Market Funds	36,920,813	—	—	36,920,813

	$36,920,813	$6,299,485,366	$—	$6,336,406,179

See notes to financial statements.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

April 30, 2023

	BlackRock Short Maturity Bond ETF	BlackRock Short Maturity Municipal Bond ETF	BlackRock Ultra Short-Term Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$3,615,658,743	$459,817,230	$6,078,485,366
Investments, at value — affiliated(c)	185,353,300	51,297	36,920,813
Cash	344,572	—	115,627
Foreign currency, at value(d)	1,886,952	—	—
Repurchase agreements, at value — unaffiliated(e)	—	—	221,000,000
Receivables:
Investments sold	2,788,998	—	—
Securities lending income — affiliated	49,748	—	38,910
Capital shares sold	24,855,970	—	5,032,503
Dividends — affiliated	101,472	—	9,773,795
Interest — unaffiliated	20,917,761	3,053,148	16,377,158
Unrealized appreciation on forward foreign currency exchange contracts	20,845	—	—

Total assets	3,851,978,361	462,921,675	6,367,744,172

LIABILITIES
Collateral on securities loaned, at value	57,400,504	—	36,942,060
Payables:
Investments purchased	4,756,800	2,028,100	5,865,000
Investment advisory fees	804,728	94,523	415,968
Unrealized depreciation on forward foreign currency exchange contracts	5,771,415	—	—

Total liabilities	68,733,447	2,122,623	43,223,028

NET ASSETS	$3,783,244,914	$460,799,052	$6,324,521,144

NET ASSETS CONSIST OF
Paid-in capital	$3,848,562,645	$461,697,669	$6,336,860,469
Accumulated loss	(65,317,731)	(898,617)	(12,339,325)

NET ASSETS	$3,783,244,914	$460,799,052	$6,324,521,144

NET ASSET VALUE
Shares outstanding	76,100,000	9,250,000	125,700,000

Net asset value	$49.71	$49.82	$50.31

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$3,649,289,447	$461,691,228	$6,109,692,728
(b) Securities loaned, at value	$55,795,790	$—	$36,065,677
(c) Investments, at cost — affiliated	$185,325,207	$51,303	$36,905,008
(d) Foreign currency, at cost	$1,889,154	$—	$—
(e) Repurchase agreements, at cost — unaffiliated	$—	$—	$221,000,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations  (unaudited)

Six Months Ended April 30, 2023

	BlackRock Short Maturity Bond ETF	BlackRock Short Maturity Municipal Bond ETF	BlackRock Ultra Short-Term Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$2,732,074	$3,861	$32,183
Interest — unaffiliated	72,586,088	7,222,107	134,460,870
Securities lending income — affiliated — net	165,739	—	152,788
Other income — unaffiliated	102,477	—	—
Foreign taxes withheld	1,687	—	—

Total investment income	75,588,065	7,225,968	134,645,841

EXPENSES
Investment advisory	5,028,024	626,171	2,684,409

Total expenses	5,028,024	626,171	2,684,409

Less:
Investment advisory fees waived	(60,710)	—	—

Total expenses after fees waived	4,967,314	626,171	2,684,409

Net investment income	70,620,751	6,599,797	131,961,432

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,641,199)	—	(1,138,737)
Investments — affiliated	11,354	(2)	(4,199)
Capital gain distributions from underlying funds — affiliated	187	—	—
Forward foreign currency exchange contracts	(5,775,426)	—	—
Foreign currency transactions	(624,459)	—	—
In-kind redemptions — unaffiliated(a)	(588,387)	—	—

	(13,617,930)	(2)	(1,142,936)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	65,153,284	1,933,522	40,807,763
Investments — affiliated	31,809	(6)	17,586
Forward foreign currency exchange contracts	(6,053,687)	—	—
Foreign currency translations	(57,203)	—	—

	59,074,203	1,933,516	40,825,349

Net realized and unrealized gain	45,456,273	1,933,514	39,682,413

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,077,024	$8,533,311	$171,643,845

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock Short Maturity Bond ETF		BlackRock Short Maturity Municipal Bond ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$70,620,751	$53,155,567	$6,599,797	$2,664,600
Net realized gain (loss)	(13,617,930)	13,998,568	(2)	(894)
Net change in unrealized appreciation (depreciation)	59,074,203	(102,613,181)	1,933,516	(4,216,983)

Net increase (decrease) in net assets resulting from operations	116,077,024	(35,459,046)	8,533,311	(1,553,277)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(70,229,299)	(49,011,290)	(6,321,641)	(1,873,888)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(492,768,432)	(539,564,075)	(62,372,233)	231,217,779

NET ASSETS
Total increase (decrease) in net assets	(446,920,707)	(624,034,411)	(60,160,563)	227,790,614
Beginning of period	4,230,165,621	4,854,200,032	520,959,615	293,169,001

End of period	$3,783,244,914	$4,230,165,621	$460,799,052	$520,959,615

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets (continued)

	BlackRock Ultra Short-Term Bond ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$131,961,432	$78,105,196
Net realized loss	(1,142,936)	(10,085)
Net change in unrealized appreciation (depreciation)	40,825,349	(73,935,385)

Net increase in net assets resulting from operations	171,643,845	4,159,726

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(127,652,295)	(62,518,287)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(773,011,585)	1,305,237,758

NET ASSETS
Total increase (decrease) in net assets	(729,020,035)	1,246,879,197
Beginning of period	7,053,541,179	5,806,661,982

End of period	$6,324,521,144	$7,053,541,179

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Short Maturity Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20		Year Ended 10/31/19		Year Ended 10/31/18

Net asset value, beginning of period	$49.16		$50.07	$50.15	$50.36		$50.12		$50.25

Net investment income(a)	0.86		0.58	0.38	0.91		1.37		1.11
Net realized and unrealized gain (loss)(b)	0.54		(0.95)	(0.03)	(0.16)		0.21		(0.23)

Net increase (decrease) from investment operations	1.40		(0.37)	0.35	0.75		1.58		0.88

Distributions from net investment income(c)	(0.85)		(0.54)	(0.43)	(0.96)		(1.34)		(1.01)

Net asset value, end of period	$49.71		$49.16	$50.07	$50.15		$50.36		$50.12

Total Return(d)
Based on net asset value	2.87	%(e)	(0.75)%	0.70%	1.51%		3.19%		1.78%

Ratios to Average Net Assets(f)
Total expenses	0.25	%(g)	0.25%	0.25%	0.25%		0.25%		0.25%

Total expenses after fees waived	0.25	%(g)	0.25%	0.25%	0.25%		0.25%		0.25%

Net investment income	3.51	%(g)	1.17%	0.76%	1.81%		2.73%		2.21%

Supplemental Data
Net assets, end of period (000)	$3,783,245		$4,230,166	$4,854,200	$4,397,750		$6,260,259		$4,981,818

Portfolio turnover rate(h)	25%		44%	55%	67	%(i)	58	%(i)	48%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Short Maturity Municipal Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$49.62		$50.11	$50.19	$50.13	$49.85	$50.01

Net investment income(a)	0.65		0.37	0.17	0.51	0.81	0.68
Net realized and unrealized gain (loss)(b)	0.18		(0.62)	(0.07)	0.13	0.26	(0.21)

Net increase (decrease) from investment operations	0.83		(0.25)	0.10	0.64	1.07	0.47

Distributions from net investment income(c)	(0.63)		(0.24)	(0.18)	(0.58)	(0.79)	(0.63)

Net asset value, end of period	$49.82		$49.62	$50.11	$50.19	$50.13	$49.85

Total Return(d)
Based on net asset value	1.67	%(e)	(0.51)%	0.19%	1.29%	2.16%	0.95%

Ratios to Average Net Assets(f)
Total expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.64	%(g)	0.75%	0.34%	1.02%	1.63%	1.35%

Supplemental Data
Net assets, end of period (000)	$460,799		$520,960	$293,169	$291,091	$210,532	$127,111

Portfolio turnover rate(h)	66%		98%	52%	108%	170%	221%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Ultra Short-Term Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$49.99		$50.45	$50.54	$50.41	$50.15	$50.12

Net investment income(a)	0.98		0.61	0.22	0.69	1.38	1.16
Net realized and unrealized gain (loss)(b)	0.28		(0.60)	(0.07)	0.25	0.23	(0.16)

Net increase from investment operations	1.26		0.01	0.15	0.94	1.61	1.00

Distributions from net investment income(c)	(0.94)		(0.47)	(0.24)	(0.81)	(1.35)	(0.97)

Net asset value, end of period	$50.31		$49.99	$50.45	$50.54	$50.41	$50.15

Total Return(d)
Based on net asset value	2.56	%(e)	0.03%	0.29%	1.89%	3.25%	2.02%

Ratios to Average Net Assets(f)
Total expenses	0.08	%(g)	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	3.93	%(g)	1.22%	0.44%	1.36%	2.74%	2.33%

Supplemental Data
Net assets, end of period (000)	$6,324,521		$7,053,541	$5,806,662	$4,922,726	$2,195,391	$601,794

Portfolio turnover rate(h)	15%		27%	47%	54%	16%	32%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

BlackRock ETF	Diversification Classification
Short Maturity Bond	Diversified
Short Maturity Municipal Bond	Diversified
Ultra Short-Term Bond	Diversified

2.    SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.

•	Repurchase agreements are valued at amortized cost, which approximates market value.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

4.    SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund. In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.

The following table summarizes the open repurchase agreements as of April 30, 2023 which are subject to offset under an MRA:

BlackRock ETF and Counterparty	Market Value of Repurchase Agreements	Cash Collateral Received at value	Non-Cash Collateral Received at Fair Value	(a)	Net Amount

Ultra Short-Term Bond
Bank of America Securities Inc.	$52,000,000	$—	$52,000,000		$—
BNP Paribas	20,000,000	—	20,000,000		—
Citigroup Global Markets Inc.	21,000,000	—	21,000,000		—
Credit Suisse Securities (USA) LLC	32,000,000	—	32,000,000		—
Goldman Sachs & Co. LLC	60,000,000	—	60,000,000		—
Mizuho Securities USA Inc.	36,000,000	—	36,000,000		—

	$221,000,000	$—	$221,000,000		$—

(a)	Collateral received in excess of the market value of repurchase agreements is not presented in this table.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund

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Notes to Financial Statements (unaudited) (continued)

or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

BlackRock ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Short Maturity Bond
Barclays Bank PLC	$6,897,660	$(6,897,660)	$—		$—
BMO Capital Markets Corp.	945,667	(945,667)	—		—
BofA Securities, Inc.	7,944,990	(7,944,990)	—		—
Citigroup Global Markets, Inc.	21,718,905	(21,718,905)	—		—
Deutsche Bank Securities, Inc.	45,008	(45,008)	—		—
Goldman Sachs & Co. LLC	1,231,749	(1,231,749)	—		—
HSBC Securities (USA), Inc.	198,414	(198,414)	—		—
J.P. Morgan Securities LLC	4,432,939	(4,432,939)	—		—
Jefferies LLC	366,758	(366,758)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	289,104	(289,104)	—		—
Morgan Stanley	10,559,407	(10,559,407)	—		—
Pershing LLC	667,694	(667,694)	—		—
TD Prime Services LLC	497,495	(497,495)	—		—

	$55,795,790	$(55,795,790)	$—		$—

Ultra Short-Term Bond
Barclays Capital, Inc.	$14,383,523	$(14,383,523)	$—		$—
BNP Paribas SA	565,184	(565,184)	—		—
BofA Securities, Inc.	2,959,387	(2,959,387)	—		—
Goldman Sachs & Co. LLC	3,253,589	(3,253,589)	—		—
J.P. Morgan Securities LLC	10,877,375	(10,877,375)	—		—
Nomura Securities International, Inc.	1,200,546	(1,200,546)	—		—
Wells Fargo Securities LLC	2,826,073	(2,826,073)	—		—

	$36,065,677	$(36,065,677)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.    DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

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Notes to Financial Statements (unaudited) (continued)

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

BlackRock ETF	Investment Advisory Fees

Short Maturity Bond	0.25%
Short Maturity Municipal Bond	0.25
Ultra Short-Term Bond	0.08

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the BlackRock Short Maturity Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

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Notes to Financial Statements (unaudited) (continued)

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

BlackRock ETF	Amounts Waived
Short Maturity Bond	$60,710

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the BlackRock Ultra Short-Term Bond ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

BlackRock ETF	Amounts
Short Maturity Bond	$48,037
Ultra Short-Term Bond	43,598

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

BlackRock ETF	Purchases	Sales	Net Realized Gain (Loss)
Short Maturity Municipal Bond	$13,806,292	$18,406,979	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

7.    PURCHASES AND SALES

For the six months ended April 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
BlackRock ETF	Purchases	Sales	Purchases	Sales
Short Maturity Bond	$136,577,216	$77,820,803	$763,356,882	$1,267,523,879
Short Maturity Municipal Bond	—	—	291,286,430	353,130,000
Ultra Short-Term Bond	—	—	398,945,677	766,272,076

For the six months ended April 30, 2023, in-kind transactions were as follows:

BlackRock ETF	In-kind Purchases	In-kind Sales
Short Maturity Bond	$—	$63,747,141

8.    INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

BlackRock ETF	Non-Expiring Capital Loss Carryforwards
Short Maturity Bond	$37,653,426
Short Maturity Municipal Bond	120,691
Ultra Short-Term Bond	2,189,489

As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

BlackRock ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Maturity Bond	$3,835,440,384	$11,735,464	$(51,914,375)	$(40,178,911)
Short Maturity Municipal Bond	461,781,202	351,762	(2,264,437)	(1,912,675)
Ultra Short-Term Bond	6,367,614,031	4,161,234	(35,369,086)	(31,207,852)

9.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

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Notes to Financial Statements (unaudited) (continued)

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Financials Sector Risk: Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/23		Year Ended 10/31/22

BlackRock ETF	Shares	Amount	Shares	Amount
Short Maturity Bond
Shares sold	9,100,000	$449,623,843	17,200,000	$852,350,848
Shares redeemed	(19,050,000)	(942,392,275)	(28,100,000)	(1,391,914,923)

	(9,950,000)	$(492,768,432)	(10,900,000)	$(539,564,075)

Short Maturity Municipal Bond
Shares sold	1,000,000	$49,769,985	4,900,000	$243,687,671
Shares redeemed	(2,250,000)	(112,142,218)	(250,000)	(12,469,892)

	(1,250,000)	$(62,372,233)	4,650,000	$231,217,779

Ultra Short-Term Bond
Shares sold	8,900,000	$445,904,851	42,250,000	$2,119,194,220
Shares redeemed	(24,300,000)	(1,218,916,436)	(16,250,000)	(813,956,462)

	(15,400,000)	$(773,011,585)	26,000,000	$1,305,237,758

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Short Maturity Bond ETF, BlackRock Short Maturity Municipal Bond ETF and BlackRock Ultra Short-Term Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	45

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

BlackRock ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Short Maturity Bond	$0.853291	$—	$—	$0.853291	100%	—%	—%	100%
Ultra Short-Term Bond	0.944684	—	—	0.944684	100	—	—	100

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	47

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

EURIBOR	Euro Interbank Offered Rate

FHA	Federal Housing Administration

GO	General Obligation

Currency Abbreviations

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation (continued)

GOL	General Obligation Limited

GTD	Guaranteed

LIBOR	London Interbank Offered Rate

RB	Revenue Bond

SAP	Subject to Appropriations

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1008-0423

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

•	iShares Inflation Hedged Corporate Bond ETF | LQDI | Cboe BZX
•	iShares Inflation Hedged High Yield Bond ETF | HYGI | NYSE Arca
•	iShares Inflation Hedged U.S. Aggregate Bond ETF | AGIH | NYSE Arca
•	iShares Interest Rate Hedged Corporate Bond ETF | LQDH | NYSE Arca
•	iShares Interest Rate Hedged High Yield Bond ETF | HYGH | NYSE Arca
•	iShares Interest Rate Hedged Long-Term Corporate Bond ETF | IGBH | NYSE Arca
•	iShares Interest Rate Hedged U.S. Aggregate Bond ETF | AGRH | NYSE Arca

The Markets in Review

Dear Shareholder,

Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.

Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	8.63%	2.66%

U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)

International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42

Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.09	2.83

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	7.14	(1.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2023	iShares® Inflation Hedged Corporate Bond ETF

Investment Objective

The iShares Inflation Hedged Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the inflation risk of a portfolio composed of U.S. dollar-denominated, investment grade corporate bonds, as represented by the BlackRock Inflation Hedged Corporate Bond Index (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the inflation risk of the underlying fund by holding inflation swaps.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.94%	(1.80)%	3.87%	(1.80)%	20.82%
Fund Market	8.29	(1.86)	3.90	(1.86)	21.01
Index	8.31	(1.33)	5.27	(1.33)	29.12

The inception date of the Fund was May 8, 2018. The first day of secondary market trading was May 10, 2018.

Index performance through November 30, 2021 reflects the performance of the Markit iBoxx® USD Liquid Investment Grade Inflation Hedged Index. Index performance beginning on December 1, 2021 reflects the performance of the BlackRock Inflation Hedge Corporate Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,079.40	$ 0.26		$ 1,000.00	$ 1,024.50	$ 0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Investment Companies	94.7%
Short-term Investments	1.2
Swaps, net cumulative appreciation	3.8
Other assets less liabilities	0.3

CREDIT QUALITY ALLOCATION (of the UNDERLYING FUND)

Credit Rating(a)	Percent of Total Investment(b)
Aaa	3.2%
Aa	4.9
A	46.2
Baa	43.4
Ba	2.0
Not Rated	0.3

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

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Fund Summary as of April 30, 2023	iShares® Inflation Hedged High Yield Bond ETF

Investment Objective

The iShares Inflation Hedged High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the inflation risk of a portfolio composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock Inflation Hedged High Yield Bond Index (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ HighYield Corporate Bond ETF. The Fund attempts to mitigate the inflation risk of the underlying fund by holding inflation swaps.

Performance

		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	4.37%	6.07%
Fund Market	4.40	6.09
Index	4.49	5.97

The inception date of the Fund was June 22, 2022. The first day of secondary market trading was June 24, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,043.70	$0.25		$1,000.00	$1,024.50	$0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Investment Companies	96.1%
Short-term Investments	48.1
Swaps, net cumulative depreciation	(0.3)
Other assets less liabilities	(43.9)

CREDIT QUALITY ALLOCATION (of the UNDERLYING FUND)
Credit Rating(a)	Percent of Total Investment(b)
Baa	4.6%
Ba	42.2
B	42.1
Caa	9.7
Ca	0.8
Not Rated	0.6

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2023	iShares® Inflation Hedged U.S. Aggregate Bond ETF

Investment Objective

The iShares Inflation Hedged U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the inflation risk of a portfolio composed of U.S. dollar-denominated, investment-grade bonds, as represented by the BlackRock Inflation Hedged U.S. Aggregate Bond Index (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares Core U.S. Aggregate Bond ETF. The Fund attempts to mitigate the inflation risk of the underlying fund by holding inflation swaps.

Performance

		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	4.86%	0.44%
Fund Market	5.06	0.46
Index	5.25	0.67

The inception date of the Fund was June 22, 2022. The first day of secondary market trading was June 24, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,048.60	$0.51		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Investment Companies	95.7%
Short-term Investments	1.6
Swaps, net cumulative depreciation	(0.1)
Other assets less liabilities	2.8

CREDIT QUALITY ALLOCATION (of the UNDERLYING FUND)
Credit Rating(a)	Percent of Total Investment(b)
Aaa	52.9%
Aa	2.1
A	11.4
Baa	12.6
Ba	0.4
Not Rated	20.6

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® Interest Rate Hedged Corporate Bond ETF

Investment Objective

The iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the BlackRock Interest Rate Hedged Corporate Bond Index, (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.75%	5.61%	2.36%	2.07%	5.61%	12.38%	20.06%
Fund Market	5.98	5.35	2.33	2.06	5.35	12.19	19.93
Index	5.67	5.19	2.07	2.39	5.19	10.77	23.48

The inception date of the Fund was May 27, 2014. The first day of secondary market trading was May 28, 2014.

Index performance through November 30, 2021 reflects the performance of the Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index. Index performance beginning on December 1, 2021 reflects the performance of the BlackRock Interest Rate Hedged Corporate Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,057.50	$0.51		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Investment Companies	94.9%
Short-term Investments	15.8
Swaps, net cumulative appreciation	1.1
Other assets less liabilities	(11.8)

CREDIT QUALITY ALLOCATION (of the UNDERLYING FUND)

Credit Rating(a)	Percent of Total Investment(b)
Aaa	3.2%
Aa	4.9
A	46.2
Baa	43.4
Ba	2.0
Not Rated	0.3

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2023	iShares® Interest Rate Hedged High Yield Bond ETF

Investment Objective

The iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock Interest Rate Hedged High Yield Bond Index (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ High Yield Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.47%	4.56%	3.20%	2.98%	4.56%	17.07%	29.94%
Fund Market	3.44	4.61	3.21	2.98	4.61	17.13	29.96
Index	3.12	3.61	3.09	3.20	3.61	16.44	32.52

The inception date of the Fund was May 27, 2014. The first day of secondary market trading was May 28, 2014.

Index performance through November 30, 2021 reflects the performance of the Markit iBoxx® USD Liquid High Yield Interest Rate Hedged Swaps Index. Index performance beginning on December 1, 2021 reflects the performance of the BlackRock Interest Rate Hedged High Yield Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,034.70	$0.25		$1,000.00	$1,024.50	$0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Investment Companies	95.1%
Short-term Investments	48.9
Swaps, net cumulative appreciation	1.6
Other assets less liabilities	(45.6)

CREDIT QUALITY ALLOCATION (of the UNDERLYING FUND)

Credit Rating(a)	Percent of Total Investment(b)
Baa	4.6%
Ba	42.2
B	42.1
Caa	9.7
Ca	0.8
Not Rated	0.6

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Investment Objective

The iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years, as represented by the BlackRock Interest Rate Hedged Long-Term Corporate Bond Index (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares 10+ Year Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	7.44%	5.54%	1.74%	2.70%	5.54%	9.02%	23.01%
Fund Market	7.83	5.54	1.71	2.69	5.54	8.82	22.89
Index	7.56	5.44	1.15	2.61	5.44	5.89	22.22

The inception date of the Fund was July 22, 2015. The first day of secondary market trading was July 23, 2015.

Index performance through November 30, 2021 reflects the performance of the ICE Q70A Custom Index. Index performance beginning on December 1, 2021 reflects the performance of the BlackRock Interest Rate Hedged Long-Term Corporate Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,074.40	$0.51		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Investment Companies	91.4%
Short-term Investments	1.7
Swaps, net cumulative depreciation	(1.4)
Other assets less liabilities	8.3

CREDIT QUALITY ALLOCATION (of the UNDERLYING FUND)

Credit Rating(a)	Percent of Total Investment(b)
Aaa	3.0%
Aa	7.9
A	42.8
Baa	40.5
Ba	1.3
Not Rated	4.6

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of April 30, 2023	iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Investment Objective

The iShares Interest Rate Hedged U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, investment grade bonds, as represented by the BlackRock Interest Rate Hedged U.S. Aggregate Bond Index (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares Core U.S.Aggregate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding positions in U.S. Treasury futures or interest rate swaps.

Performance

		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	3.34%	3.67%
Fund Market	3.42	3.63
Index	3.32	3.42

The inception date of the Fund was June 22, 2022. The first day of secondary market trading was June 24, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,033.40	$0.50		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Investment Companies	94.5%
Short-term Investments	1.2
Swaps, net cumulative appreciation	2.3
Other assets less liabilities	2.0

CREDIT QUALITY ALLOCATION (of the UNDERLYING FUND)

Credit Rating(a)	Percent of Total Investment(b)
Aaa	52.9%
Aa	2.1
A	11.4
Baa	12.6
Ba	0.4
Not Rated	20.6

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	11

Schedule of Investments (unaudited) April 30, 2023	iShares® Inflation Hedged Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 94.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	538,138	$59,157,510

Total Investment Companies (Cost: $66,987,298)		59,157,510

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(b)	740,000	740,000

Total Short-Term Securities — 1.2% (Cost: $740,000)		740,000

Total Investments in Securities — 95.9% (Cost: $67,727,298)		59,897,510

Other Assets Less Liabilities — 4.1%		2,592,373

Net Assets — 100.0%		$62,489,883

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$2,482	(b)	$—	$(2,482)	$—	$—	—	$4,995	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	170,000	570,000	(b)	—	—	—	740,000	740,000	11,506		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	53,261,756	15,609,841		(14,119,284)	(3,361,800)	7,766,997	59,157,510	538,138	1,001,850		—

					$(3,364,282)	$7,766,997	$59,897,510		$1,018,351		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

3.32%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/06/29	$ (600)	$(3,691)	$8	$(3,699)
3.48%	Annual	1-Day SOFR, 4.81%	Annual	N/A	01/09/30	(200)	(3,231)	3	(3,234)
3.27%	Annual	1-Day SOFR, 4.81%	Annual	N/A	03/15/30	(100)	(385)	1	(386)
3.25%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/06/32	(200)	(1,433)	3	(1,436)
3.08%	Annual	1-Day SOFR, 4.81%	Annual	N/A	01/23/33	(200)	1,246	4	1,242
3.23%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/06/37	(100)	(677)	2	(679)
3.18%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/06/42	(250)	(1,168)	7	(1,175)
3.17%	Annual	1-Day SOFR, 4.81%	Annual	N/A	01/09/48	(200)	(3,721)	6	(3,727)

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

2.98%	Annual	1-Day SOFR, 4.81%	Annual	N/A	03/15/48	$ (100)	$1,330	$2	$1,328
3.15%	Annual	1-Day SOFR, 4.81%	Annual	N/A	11/23/52	(100)	(3,458)	4	(3,462)
2.93%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/06/52	(200)	1,512	7	1,505

							$(13,676)	$47	$(13,723)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency

1.75%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/23	$(10)	$ 1,301	$—	$1,301
U.S. CPI Urban Consumers NSA	At Termination	2.63%	At Termination	12/09/23	(1,770)	(7,714)	(2,001)	(5,713)
3.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/24	(3,000)	111,528	19	111,509
3.12%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/04/24	(400)	(3,160)	284	(3,444)
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/17/24	(800)	(758)	5	(763)
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/30/24	(560)	(195)	(4)	(191)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/10/25	(60)	(13)	1	(14)
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/25	(66)	(73)	1	(74)
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/25	(400)	(809)	275	(1,084)
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/25/25	(520)	(607)	4	(611)
2.68%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/07/26	(1,400)	75,937	19	75,918
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/15/26	(2,000)	100,174	27	100,147
2.92%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/26	(3,500)	136,719	47	136,672
3.13%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/27/26	(3,430)	98,779	45	98,734
3.15%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/29/26	(1,540)	42,472	20	42,452
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/11/27	(100)	(196)	1	(197)
2.75%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/27	(200)	(1,893)	3	(1,896)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/30/27	(430)	(992)	(243)	(749)
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/28	(1,900)	2,487	25	2,462
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/28	(965)	2,584	13	2,571
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/22/28	(360)	(960)	5	(965)
2.71%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/24/28	(250)	(1,949)	4	(1,953)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/31/28	(80)	(364)	1	(365)
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/28	(125)	(530)	1	(531)

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/28	$(700)	$(829)	$10	$(839)
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/28	(1,200)	(2,855)	1,935	(4,790)
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/19/28	(800)	(3,304)	11	(3,315)
2.66%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/01/28	(1,000)	49,727	18	49,709
2.96%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/26/28	(1,800)	50,960	33	50,927
1.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	(360)	56,763	7,108	49,655
1.90%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	(420)	65,938	10	65,928
2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/12/31	(2,000)	230,096	46	230,050
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/09/31	(3,000)	296,728	70	296,658
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/07/31	(2,000)	182,228	47	182,181
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/19/31	(1,000)	67,766	23	67,743
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/02/31	(3,000)	230,476	2,869	227,607
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/30/31	(1,000)	50,340	23	50,317
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/32	(110)	750	3	747
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/30/32	(270)	(1,533)	(358)	(1,175)
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/33	(700)	(666)	17	(683)
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/33	(410)	935	10	925
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/33	(815)	(4,367)	1,211	(5,578)
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/25/33	(1,200)	(8,521)	28	(8,549)
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/37	(3,500)	88,240	101	88,139
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/37	(560)	21,081	16	21,065
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/38	(510)	(1,066)	15	(1,081)
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	(500)	37,649	19	37,630
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	(1,000)	67,462	38	67,424
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/16/41	(300)	22,635	4	22,631
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/42	(1,530)	23,360	59	23,301
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/42	(200)	2,929	7	2,922
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/13/43	(40)	9	1	8
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/31/43	(120)	(1,548)	5	(1,553)
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/43	(275)	(1,649)	11	(1,660)

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/19/43	$(325)	$(4,207)	$13	$(4,220)
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/06/46	(500)	12,463	23	12,440
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/09/46	(1,000)	31,610	44	31,566
2.31%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/20/48	(230)	3,160	11	3,149
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/48	(210)	986	10	976
1.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/49	(418)	87,119	(11,789)	98,908
1.94%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	(10)	1,982	1	1,981
1.95%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	(600)	117,488	16,729	100,759
2.23%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/06/51	(300)	35,582	15	35,567
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/30/51	(1,000)	56,861	49	56,812
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/02/51	(459)	24,395	22	24,373
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/53	(225)	287	12	275
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/53	(50)	238	2	236
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/53	(345)	(3,177)	351	(3,528)

						$2,436,289	$17,435	$2,418,854

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$31,877	$(14,395)	$2,478,450	$(73,319)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$4,075	$2,474,375	$2,478,450

Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$17,798	$55,521	$73,319

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Inflation Hedged Corporate Bond ETF

For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$(56,283)	$—	$(56,283)
Swaps	—	—	—	—	(6,017)	494,473	488,456

	$—	$—	$—	$—	$(62,300)	$494,473	$432,173

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$(113,634)	$—	$(113,634)
Swaps	—	—	—	—	(13,723)	(1,363,498)	(1,377,221)

	$—	$—	$—	$—	$(127,357)	$(1,363,498)	$(1,490,855)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$2,200,000
Inflation swaps:
Average notional value – pays fixed rate	$56,247,500
Average notional value – receives fixed rate	$1,385,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$59,157,510	$—	$—	$59,157,510
Short-Term Securities
Money Market Funds	740,000	—	—	740,000

	$59,897,510	$—	$—	$59,897,510

Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$2,474,375	$—	$2,474,375
Interest Rate Contracts	—	4,075	—	4,075
Liabilities
Inflation Linked Contracts	—	(55,521)	—	(55,521)
Interest Rate Contracts	—	(17,798)	—	(17,798)

	$—	$2,405,131	$—	2,405,131

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® Inflation Hedged High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 96.1%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	32,244	$2,429,908

Total Investment Companies (Cost: $2,385,834)		2,429,908

Short-Term Securities

Money Market Funds — 48.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(a)(c)(d)	1,155,468	1,155,814
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(c)	60,000	60,000

Total Short-Term Securities — 48.1% (Cost: $1,216,140)		1,215,814

Total Investments in Securities — 144.2% (Cost: $3,601,974)		3,645,722

Liabilities in Excess of Other Assets — (44.2)%		(1,117,317)

Net Assets — 100.0%		$2,528,405

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$723,613	$432,009	(a)	$—	$517	$(325)	$1,155,814	1,155,468	$4,679	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	10,000	(a)	—	—	—	60,000	60,000	1,168		—
iShares iBoxx $ High Yield Corporate Bond ETF	2,389,706	37,756		(59,435)	186	61,695	2,429,908	32,244	69,423		—

					$703	$61,370	$3,645,722		$75,270		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.18%	Annual	1-Day SOFR, 4.81%	Annual	N/A	01/17/30	$ (15)	$29	$—	$29

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Inflation Hedged High Yield Bond ETF

OTC Inflation Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
4.05%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/24	$ (197)	$(1,655)	$—	$(1,655)
4.06%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/24	(50)	(429)	—	(429)
3.05%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/27	(520)	(3,268)	—	(3,268)
2.82%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/32	(98)	(1,031)	—	(1,031)

							$(6,383)	$—	$(6,383)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.75%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/23	$(32)	$142	$—	$142
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/10/24	(60)	188	—	188
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/22/24	(8)	15	—	15
3.13%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/25	(370)	(495)	4	(499)
2.98%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/08/25	(100)	(1,370)	1	(1,371)
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/25	(42)	(216)	1	(217)
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/26	(14)	52	—	52
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/26	(43)	(108)	—	(108)
2.90%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/27	(124)	(298)	2	(300)
2.62%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/28/28	(8)	(25)	—	(25)
2.75%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/29	(488)	564	8	556
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/11/29	(13)	25	—	25
2.80%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/27/29	(25)	(399)	—	(399)
2.71%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/29	(24)	(256)	1	(257)
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/22/29	(25)	23	—	23
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/30	(20)	101	—	101

						$(2,057)	$17	$(2,074)

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$17	$—	$1,131	$(3,176)
OTC Swaps	—	—	—	(6,383)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Inflation Hedged High Yield Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$29	$1,102	$1,131

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$—	$—	$—	$6,383	$6,383
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$—	$3,176	$3,176

	$—	$—	$—	$—	$—	$9,559	$9,559

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total

Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$282	$319	$601

Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$29	$(29,630)	$(29,601)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$15,000
Inflation swaps:
Average notional value – pays fixed rate	$2,272,350

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Swaps - centrally cleared	$1,131	$3,176
Swaps - OTC(a)	—	6,383

Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,131	9,559
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,131)	(3,176)

Total derivative assets and liabilities subject to an MNA	—	6,383

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Inflation Hedged High Yield Bond ETF

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(a)

Goldman Sachs International	$6,383	$—	$—	$—	$6,383

(a)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$2,429,908	$—	$—	$2,429,908
Short-Term Securities
Money Market Funds	1,215,814	—	—	1,215,814

	$3,645,722	$—	$—	$3,645,722

Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$1,102	$—	$1,102
Interest Rate Contracts	—	29	—	29
Liabilities
Inflation Linked Contracts	—	(9,559)	—	(9,559)

	$—	$(8,428)	$—	(8,428)

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® Inflation Hedged U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 95.7%
iShares Core U.S. Aggregate Bond ETF(a)	23,738	$2,372,850

Total Investment Companies (Cost: $2,388,389)		2,372,850

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(b)	40,000	40,000

Total Short-Term Securities — 1.6% (Cost: $40,000)		40,000

Total Investments in Securities — 97.3% (Cost: $2,428,389)		2,412,850

Other Assets Less Liabilities — 2.7%		65,751

Net Assets — 100.0%		$2,478,601

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$10,000	(a)	$—	$—	$—	$40,000	40,000	$370	$—
iShares Core U.S. Aggregate Bond ETF	2,285,951	69,048		(103,306)	(2,524)	123,681	2,372,850	23,738	33,278	—

					$(2,524)	$123,681	$2,412,850		$33,648	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.23%	Annual	1-Day SOFR, 4.81%	Annual	N/A	01/11/33	$(5)	$(31)	$—	$(31)
3.20%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/06/42	(5)	(36)	—	(36)

							$(67)	$—	$(67)

OTC Inflation Swaps

Paid by the Fund		Received by the Fund			Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency	Counterparty
		U.S. CPI Urban
3.05%	At Termination	Consumers NAS	At Termination	Goldman Sachs International	06/24/27	$(315)	$(1,980)	$—	$(1,980)

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Inflation Hedged U.S. Aggregate Bond ETF

OTC Inflation Swaps (continued)

Paid by the Fund		Received by the Fund			Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency	Counterparty
2.86%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/29	$(315)	$(998)	$—	$(998)
2.55%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/47	(47)	(814)	—	(814)

							$(3,792)	$—	$(3,792)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/24	$(311)	$ 118	$576	$(458)
3.05%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/11/25	(200)	238	1	237
2.98%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/08/25	(250)	(3,425)	3	(3,428)
2.76%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/25	(47)	(275)	—	(275)
2.80%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/06/26	(52)	(367)	—	(367)
2.65%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/12/27	(11)	(52)	—	(52)
2.68%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/14/27	(15)	(93)	(44)	(49)
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/17/27	(13)	(71)	—	(71)
2.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/04/27	(25)	(373)	—	(373)
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/29	(50)	406	19	387
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/30	(37)	137	—	137
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/32	(219)	1,182	27	1,155
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/32	(58)	(884)	1	(885)
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/11/37	(100)	718	2	716
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/12/37	(36)	366	1	365
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/42	(114)	1,504	(620)	2,124
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/43	(11)	40	—	40
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/14/47	(17)	29	(214)	243
2.34%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/21/47	(17)	147	1	146
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/52	(38)	385	(325)	710

						$(270)	$(572)	$302

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Inflation Hedged U.S. Aggregate Bond ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$631	$(1,203)	$6,260	$(6,025)
OTC Swaps	—	—	—	(3,792)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$—	$6,260	$6,260

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$—	$—	$—	$3,792	$3,792
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$67	$5,958	$6,025

	$—	$—	$—	$—	$67	$9,750	$9,817

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$(986)	$909	$(77)

Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$175	$(38,001)	$(37,826)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$15,000
Inflation swaps:
Average notional value – pays fixed rate	$2,326,250

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Inflation Hedged U.S. Aggregate Bond ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Swaps - centrally cleared	$6,260	$6,025
Swaps - OTC(a)	—	3,792

Total derivative assets and liabilities in the Statement of Assets and Liabilities	6,260	9,817
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(6,260)	(6,025)

Total derivative assets and liabilities subject to an MNA	—	3,792

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(a)
Goldman Sachs International	$3,792	$ —	$ —	$ —	$3,792

(a)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$2,372,850	$—	$—	$2,372,850
Short-Term Securities
Money Market Funds	40,000	—	—	40,000

	$2,412,850	$—	$—	$2,412,850

Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$6,260	$—	$6,260
Liabilities
Inflation Linked Contracts	—	(9,750)	—	(9,750)
Interest Rate Contracts	—	(67)	—	(67)

	$—	$(3,557)	$—	(3,557)

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® Interest Rate Hedged Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 94.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)(c)	2,536,264	$278,811,501

Total Investment Companies (Cost: $275,203,874)		278,811,501

Short-Term Securities

Money Market Funds — 15.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(a)(d)(e)	29,808,767	29,817,710
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(d)	16,710,000	16,710,000

Total Short-Term Securities — 15.8% (Cost: $46,527,312)		46,527,710

Total Investments in Securities — 110.7% (Cost: $321,731,186)		325,339,211

Liabilities in Excess of Other Assets — (10.7)%		(31,475,702)

Net Assets — 100.0%		$293,863,509

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu-tional, SL Agency Shares	$94,026,906	$—		$(64,192,771	)(a)	$(29,777)	$13,352	$29,817,710	29,808,767	$66,976	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,120,000	15,590,000	(a)	—		—	—	16,710,000	16,710,000	300,676		27
iShares iBoxx $ Investment Grade Corporate Bond ETF	644,356,037	102,609,548		(512,548,926)		(117,858,438)	162,253,280	278,811,501	2,536,264	8,544,274		—

						$(117,888,215)	$162,266,632	$325,339,211		$8,911,926		$27

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.40%	Annual	1-Day SOFR, 4.81%	Annual	N/A	10/19/25	$(24,900)	$2,003,185	$2,339,416	$(336,231)
0.86%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/23/26	(4,420)	371,531	452,222	(80,691)
0.87%	Annual	1-Day SOFR, 4.81%	Annual	N/A	10/01/26	(7,500)	643,757	48	643,709
1.00%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/07/26	(5,000)	421,316	36	421,280
0.49%	Annual	1-Day SOFR, 4.81%	Annual	N/A	09/22/27	(62,232)	7,251,227	8,606,753	(1,355,526)
1.19%	Annual	1-Day SOFR, 4.81%	Annual	N/A	10/20/28	(22,300)	2,315,824	227	2,315,597
0.78%	Annual	1-Day SOFR, 4.81%	Annual	N/A	10/19/30	(27,400)	4,358,033	5,130,338	(772,305)

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.22%	Annual	1-Day SOFR, 4.81%	Annual	N/A	02/12/31	$(23,180)	$3,118,823	$3,799,919	$(681,096)
1.03%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/23/31	(1,000)	155,854	13	155,841
1.28%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/23/31	(5,000)	688,327	851,518	(163,191)
1.24%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/15/31	(18,300)	2,632,455	274	2,632,181
1.28%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/17/31	(3,100)	438,040	46	437,994
0.91%	Annual	1-Day SOFR, 4.81%	Annual	N/A	09/25/35	(26,000)	5,991,126	6,831,829	(840,703)
1.35%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/15/36	(8,500)	1,699,847	166	1,699,681
1.34%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/21/36	(1,800)	364,918	33	364,885
1.11%	Annual	1-Day SOFR, 4.81%	Annual	N/A	10/19/40	(21,700)	5,980,966	6,704,336	(723,370)
0.86%	Annual	1-Day SOFR, 4.81%	Annual	N/A	03/30/45	(21,747)	7,729,934	8,372,493	(642,559)
1.06%	Annual	1-Day SOFR, 4.81%	Annual	N/A	09/18/50	(18,655)	6,708,203	7,235,119	(526,916)
1.18%	Annual	1-Day SOFR, 4.81%	Annual	N/A	10/19/50	(16,750)	5,646,522	6,132,618	(486,096)
1.29%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/07/51	(3,700)	1,194,036	127	1,193,909

							$59,713,924	$56,457,531	$3,256,393

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$56,457,531	$—	$9,865,077	$(6,608,684)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$9,865,077	$—	$9,865,077

Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$6,608,684	$—	$6,608,684

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Interest Rate Hedged Corporate Bond ETF

For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$2,263	$—	$2,263
Swaps	—	—	—	—	138,557,440	—	138,557,440

	$—	$—	$—	$—	$138,559,703	$—	$138,559,703

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$(3,826)	$—	$(3,826)
Swaps	—	—	—	—	(166,607,903)	—	(166,607,903)

	$—	$—	$—	$—	$(166,611,729)	$—	$(166,611,729)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$491,347,500

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$278,811,501	$—	$—	$278,811,501
Short-Term Securities
Money Market Funds	46,527,710	—	—	46,527,710

	$325,339,211	$—	$—	$325,339,211

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$9,865,077	$—	$9,865,077
Liabilities
Interest Rate Contracts	—	(6,608,684)	—	(6,608,684)

	$—	$3,256,393	$—	3,256,393

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) April 30, 2023	iShares® Interest Rate Hedged High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 95.1%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	1,612,875	$121,546,260

Total Investment Companies (Cost: $132,307,078)		121,546,260

Short-Term Securities

Money Market Funds — 48.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(a)(c)(d)	59,442,144	59,459,976
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(c)	2,970,000	2,970,000

Total Short-Term Securities — 48.9% (Cost: $62,437,424)		62,429,976

Total Investments in Securities — 144.0% (Cost: $194,744,502)		183,976,236

Liabilities in Excess of Other Assets — (44.0)%		(56,232,952)

Net Assets — 100.0%		$127,743,284

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$50,132,602	$9,308,097	(a)	$—	$27,060	$(7,783)	$59,459,976	59,442,144	$282,371	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	880,000	2,090,000	(a)	—	—	—	2,970,000	2,970,000	51,611		3
iShares iBoxx $ High Yield Corporate Bond ETF	107,333,659	34,966,546		(23,485,777)	(4,170,988)	6,902,820	121,546,260	1,612,875	3,530,749		—

					$(4,143,928)	$6,895,037	$183,976,236		$3,864,731		$3

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.33%	Annual	1-Day SOFR, 4.81%	Annual	N/A	06/30/23	$(1,070)	$8,740	$8,405	$335
0.77%	Annual	1-Day SOFR, 4.81%	Annual	N/A	01/05/24	(1,520)	43,621	2	43,619
1.44%	Annual	1-Day SOFR, 4.81%	Annual	N/A	02/22/24	(2,600)	73,081	5	73,076
1.64%	Annual	1-Day SOFR, 4.81%	Annual	N/A	03/14/24	(1,500)	41,964	3	41,961
0.44%	Annual	1-Day SOFR, 4.81%	Annual	N/A	06/17/24	(6,120)	287,128	324,987	(37,859)
2.94%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/04/24	(4,000)	81,914	12	81,902
3.20%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/09/24	(1,000)	17,240	3	17,237

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.14%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/15/24	$(2,000)	$36,189	$6	$36,183
0.33%	Annual	1-Day SOFR, 4.81%	Annual	N/A	09/15/25	(16,400)	1,310,700	1,616,773	(306,073)
4.22%	Annual	1-Day SOFR, 4.81%	Annual	N/A	11/01/25	(1,000)	(9,460)	7	(9,467)
4.47%	Annual	1-Day SOFR, 4.81%	Annual	N/A	11/09/25	(1,500)	(23,323)	10	(23,333)
3.90%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/02/25	(3,200)	(8,809)	22	(8,831)
3.90%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/27/25	(1,000)	(3,551)	7	(3,558)
4.02%	Annual	1-Day SOFR, 4.81%	Annual	N/A	01/05/26	(1,500)	(9,877)	11	(9,888)
3.77%	Annual	1-Day SOFR, 4.81%	Annual	N/A	01/13/26	(2,000)	(1,012)	15	(1,027)
3.83%	Annual	1-Day SOFR, 4.81%	Annual	N/A	02/07/26	(1,000)	(2,950)	8	(2,958)
4.03%	Annual	1-Day SOFR, 4.81%	Annual	N/A	02/10/26	(2,000)	(16,080)	15	(16,095)
0.87%	Annual	1-Day SOFR, 4.81%	Annual	N/A	06/17/26	(1,250)	100,797	130,862	(30,065)
0.87%	Annual	1-Day SOFR, 4.81%	Annual	N/A	09/29/26	(2,900)	248,276	18	248,258
1.13%	Annual	1-Day SOFR, 4.81%	Annual	N/A	11/18/26	(7,600)	602,985	51	602,934
1.32%	Annual	1-Day SOFR, 4.81%	Annual	N/A	11/23/26	(500)	36,534	50,041	(13,507)
1.32%	Annual	1-Day SOFR, 4.81%	Annual	N/A	01/10/27	(3,776)	281,938	28	281,910
1.60%	Annual	1-Day SOFR, 4.81%	Annual	N/A	02/09/27	(1,916)	125,892	15	125,877
1.70%	Annual	1-Day SOFR, 4.81%	Annual	N/A	02/28/27	(1,172)	73,556	9	73,547
2.64%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/15/27	(300)	8,833	3	8,830
3.28%	Annual	1-Day SOFR, 4.81%	Annual	N/A	02/03/28	(1,000)	2,323	10	2,313
1.42%	Annual	1-Day SOFR, 4.81%	Annual	N/A	04/07/28	(9,450)	810,999	1,128,211	(317,212)
1.23%	Annual	1-Day SOFR, 4.81%	Annual	N/A	06/08/28	(5,780)	557,673	755,343	(197,670)
1.12%	Annual	1-Day SOFR, 4.81%	Annual	N/A	09/03/28	(1,960)	206,869	275,611	(68,742)
1.14%	Annual	1-Day SOFR, 4.81%	Annual	N/A	10/12/28	(2,500)	264,470	25	264,445
1.21%	Annual	1-Day SOFR, 4.81%	Annual	N/A	10/22/28	(2,100)	215,716	21	215,695
1.32%	Annual	1-Day SOFR, 4.81%	Annual	N/A	01/05/29	(4,300)	429,060	47	429,013
1.45%	Annual	1-Day SOFR, 4.81%	Annual	N/A	01/27/29	(4,450)	418,975	50	418,925
1.73%	Annual	1-Day SOFR, 4.81%	Annual	N/A	02/28/29	(355)	28,379	3	28,376
1.70%	Annual	1-Day SOFR, 4.81%	Annual	N/A	03/11/29	(842)	69,164	10	69,154
2.56%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/15/29	(300)	11,239	3	11,236
3.10%	Annual	1-Day SOFR, 4.81%	Annual	N/A	09/12/29	(800)	5,658	10	5,648
3.44%	Annual	1-Day SOFR, 4.81%	Annual	N/A	09/22/29	(500)	(6,268)	6	(6,274)
3.37%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/02/29	(450)	(4,077)	6	(4,083)
3.29%	Annual	1-Day SOFR, 4.81%	Annual	N/A	01/10/30	(1,500)	(7,199)	20	(7,219)
3.16%	Annual	1-Day SOFR, 4.81%	Annual	N/A	02/03/30	(1,200)	3,357	16	3,341
0.77%	Annual	1-Day SOFR, 4.81%	Annual	N/A	04/01/30	(10,500)	1,570,936	1,987,194	(416,258)
1.59%	Annual	1-Day SOFR, 4.81%	Annual	N/A	06/04/31	(2,814)	316,448	442,995	(126,547)
1.36%	Annual	1-Day SOFR, 4.81%	Annual	N/A	10/20/31	(830)	111,026	12	111,014
1.28%	Annual	1-Day SOFR, 4.81%	Annual	N/A	11/30/31	(1,100)	154,253	16	154,237
1.52%	Annual	1-Day SOFR, 4.81%	Annual	N/A	01/10/32	(328)	40,517	5	40,512
1.61%	Annual	1-Day SOFR, 4.81%	Annual	N/A	01/12/32	(2,033)	237,635	31	237,604
1.78%	Annual	1-Day SOFR, 4.81%	Annual	N/A	02/28/32	(100)	10,541	1	10,540
2.76%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/23/32	(150)	4,812	3	4,809
3.37%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/27/32	(300)	(5,229)	5	(5,234)
3.45%	Annual	1-Day SOFR, 4.81%	Annual	N/A	01/05/33	(300)	(7,244)	5	(7,249)
3.34%	Annual	1-Day SOFR, 4.81%	Annual	N/A	02/08/33	(500)	(7,489)	9	(7,498)
0.86%	Annual	1-Day SOFR, 4.81%	Annual	N/A	03/30/45	(80)	28,436	32,593	(4,157)
0.87%	Annual	1-Day SOFR, 4.81%	Annual	N/A	03/30/50	(10)	3,908	4,409	(501)
1.06%	Annual	1-Day SOFR, 4.81%	Annual	N/A	09/18/50	(15)	5,394	6,169	(775)

							$8,774,608	$6,764,157	$2,010,451

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$6,764,157	$—	$3,642,531	$(1,632,080)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Interest Rate Hedged High Yield Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$3,642,531	$—	$3,642,531

Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$1,632,080	$—	$1,632,080

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$3,903	$—	$3,903
Swaps	—	—	—	—	8,274,753	—	8,274,753

	$—	$—	$—	$—	$8,278,656	$—	$8,278,656

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$(3,827)	$—	$(3,827)
Swaps	—	—	—	—	(10,878,158)	—	(10,878,158)

	$—	$—	$—	$—	$(10,881,985)	$—	$(10,881,985)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$156,720,500

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$121,546,260	$—	$—	$121,546,260
Short-Term Securities
Money Market Funds	62,429,976	—	—	62,429,976

	$183,976,236	$—	$—	$183,976,236

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$3,642,531	$—	$3,642,531

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Interest Rate Hedged High Yield Bond ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$—	$(1,632,080)	$—	$(1,632,080)

	$—	$2,010,451	$—	2,010,451

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) April 30, 2023	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 91.4%
iShares 10+ Year Investment Grade Corporate Bond ETF(a)	1,122,741	$59,044,949

Total Investment Companies (Cost: $54,838,368)		59,044,949

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(b)	1,110,000	1,110,000

Total Short-Term Securities — 1.7% (Cost: $1,110,000)		1,110,000

Total Investments in Securities — 93.1% (Cost: $55,948,368)		60,154,949

Other Assets Less Liabilities — 6.9%		4,453,271

Net Assets — 100.0%		$64,608,220

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$245,498	$—	$(268,972	)(b)	$23,474	$—	$—	—	$100,766	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,210,000	—	(100,000	)(b)	—	—	1,110,000	1,110,000	36,851		2
iShares 10+ Year Investment Grade Corpo - rate Bond ETF	49,067,109	61,405,034	(59,789,530)		(4,795,708)	13,158,044	59,044,949	1,122,741	1,824,549		—

					$(4,772,234)	$13,158,044	$60,154,949		$1,962,166		$2

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.49%	Annual	1-Day SOFR, 4.81%	Annual	N/A	02/18/24	$ (800)	$22,053	$2	$22,051
0.40%	Annual	1-Day SOFR, 4.81%	Annual	N/A	10/19/25	(3,850)	309,733	363,160	(53,427)
2.45%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/04/27	(500)	18,392	4	18,388
0.48%	Annual	1-Day SOFR, 4.81%	Annual	N/A	09/15/27	(2,335)	272,572	326,090	(53,518)
3.24%	Annual	1-Day SOFR, 4.81%	Annual	N/A	04/11/28	(1,000)	3,602	9	3,593
0.78%	Annual	1-Day SOFR, 4.81%	Annual	N/A	10/19/30	(3,390)	539,210	643,068	(103,858)
2.10%	Annual	1-Day SOFR, 4.81%	Annual	N/A	04/04/32	(3,930)	321,955	61	321,894
1.75%	Annual	1-Day SOFR, 4.81%	Annual	N/A	06/17/36	(11,585)	1,754,137	2,215,350	(461,213)

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.95%	Annual	1-Day SOFR, 4.81%	Annual	N/A	05/10/41	$(16,027)	$2,670,426	$3,358,700	$(688,274)
1.61%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/24/46	(6,200)	1,513,143	1,765,428	(252,285)
1.40%	Annual	1-Day SOFR, 4.81%	Annual	N/A	11/12/46	(1,900)	532,674	51	532,623
1.44%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/10/46	(1,550)	421,922	48	421,874
2.04%	Annual	1-Day SOFR, 4.81%	Annual	N/A	05/07/51	(14,385)	2,577,703	3,205,784	(628,081)

							$10,957,522	$11,877,755	$(920,233)

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$11,877,755	$—	$1,320,423	$(2,240,656)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$1,320,423	$—	$1,320,423

Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$2,240,656	$—	$2,240,656

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$(217)	$—	$(217)
Swaps	—	—	—	—	19,608,716	—	19,608,716

	$—	$—	$—	$—	$19,608,499	$—	$19,608,499

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$(1,505)	$—	$(1,505)
Swaps	—	—	—	—	(26,346,415)	—	(26,346,415)

	$—	$—	$—	$—	$(26,347,920)	$—	$(26,347,920)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$110,547,388

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$59,044,949	$—	$—	$59,044,949
Short-Term Securities
Money Market Funds	1,110,000	—	—	1,110,000

	$60,154,949	$—	$—	$60,154,949

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$1,320,423	$—	$1,320,423
Liabilities
Interest Rate Contracts	—	(2,240,656)	—	(2,240,656)

	$—	$(920,233)	$—	(920,233)

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® Interest Rate Hedged U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 94.5%
iShares Core U.S. Aggregate Bond ETF(a)	24,104	$2,409,436

Total Investment Companies (Cost: $2,413,758)		2,409,436

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(b)	30,000	30,000

Total Short-Term Securities — 1.2% (Cost: $30,000)		30,000

Total Investments in Securities — 95.7% (Cost: $2,443,758)		2,439,436

Other Assets Less Liabilities — 4.3%		110,515

Net Assets — 100.0%		$2,549,951

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$20,000	(a)	$—	$—	$—	$30,000	30,000	$1,938	$—
iShares Core U.S. Aggregate Bond ETF	2,382,370	165,684		(266,816)	(5,317)	133,515	2,409,436	24,104	34,179	—

					$(5,317)	$133,515	$2,439,436		$36,117	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.01%	Annual	1-Day SOFR, 4.81%	Annual	N/A	07/11/24	$(250)	$4,793	$—	$4,793
2.87%	Annual	1-Day SOFR, 4.81%	Annual	N/A	07/11/25	(310)	7,000	2	6,998
2.83%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/04/25	(30)	706	1	705
3.14%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/23/25	(10)	168	—	168
4.04%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/30/25	(30)	(212)	—	(212)
3.69%	Annual	1-Day SOFR, 4.81%	Annual	N/A	01/27/26	(50)	55	—	55
3.66%	Annual	1-Day SOFR, 4.81%	Annual	N/A	02/06/26	(20)	32	—	32
3.58%	Annual	1-Day SOFR, 4.81%	Annual	N/A	04/11/26	(20)	44	—	44
2.91%	Annual	1-Day SOFR, 4.81%	Annual	N/A	07/01/27	(15)	284	—	284
2.80%	Annual	1-Day SOFR, 4.81%	Annual	N/A	07/11/27	(380)	8,879	3	8,876
3.08%	Annual	1-Day SOFR, 4.81%	Annual	N/A	09/02/27	(10)	120	—	120
4.20%	Annual	1-Day SOFR, 4.81%	Annual	N/A	10/24/27	(10)	(345)	—	(345)
4.17%	Annual	1-Day SOFR, 4.81%	Annual	N/A	11/03/27	(10)	(335)	—	(335)
2.88%	Annual	1-Day SOFR, 4.81%	Annual	N/A	07/01/29	(15)	295	—	295
2.78%	Annual	1-Day SOFR, 4.81%	Annual	N/A	07/11/29	(320)	7,998	4	7,994

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.64%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/22/29	$(20)	$667	$—	$667
3.60%	Annual	1-Day SOFR, 4.81%	Annual	N/A	10/07/29	(10)	(218)	1	(219)
4.06%	Annual	1-Day SOFR, 4.81%	Annual	N/A	10/24/29	(12)	(585)	1	(586)
3.62%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/30/29	(10)	(242)	—	(242)
3.32%	Annual	1-Day SOFR, 4.81%	Annual	N/A	02/07/30	(15)	(104)	—	(104)
2.89%	Annual	1-Day SOFR, 4.81%	Annual	N/A	07/01/32	(10)	210	—	210
2.81%	Annual	1-Day SOFR, 4.81%	Annual	N/A	07/11/32	(210)	5,852	4	5,848
2.61%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/22/32	(10)	440	—	440
2.80%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/25/32	(10)	289	—	289
2.93%	Annual	1-Day SOFR, 4.81%	Annual	N/A	09/02/32	(10)	185	—	185
3.56%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/30/32	(10)	(336)	1	(337)
3.81%	Annual	1-Day SOFR, 4.81%	Annual	N/A	03/06/33	(10)	(546)	—	(546)
2.89%	Annual	1-Day SOFR, 4.81%	Annual	N/A	07/11/37	(130)	4,212	2	4,210
2.68%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/22/37	(10)	568	1	567
2.86%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/25/37	(7)	251	—	251
2.86%	Annual	1-Day SOFR, 4.81%	Annual	N/A	07/11/42	(125)	5,151	3	5,148
2.67%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/22/42	(10)	695	—	695
2.84%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/25/42	(10)	455	—	455
3.48%	Annual	1-Day SOFR, 4.81%	Annual	N/A	12/30/42	(5)	(245)	1	(246)
2.76%	Annual	1-Day SOFR, 4.81%	Annual	N/A	07/11/47	(105)	5,552	3	5,549
2.56%	Annual	1-Day SOFR, 4.81%	Annual	N/A	08/05/47	(15)	1,290	1	1,289
3.08%	Annual	1-Day SOFR, 4.81%	Annual	N/A	10/05/47	(10)	(33)	—	(33)
3.11%	Annual	1-Day SOFR, 4.81%	Annual	N/A	03/17/48	(5)	(40)	—	(40)
2.70%	Annual	1-Day SOFR, 4.81%	Annual	N/A	06/24/52	(3)	162	—	162
2.65%	Annual	1-Day SOFR, 4.81%	Annual	N/A	07/11/52	(75)	4,748	2	4,746
2.92%	Annual	1-Day SOFR, 4.81%	Annual	N/A	04/12/53	(10)	92	—	92

							$57,952	$30	$57,922

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$30	$—	$61,167	$(3,245)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$61,167	$—	$61,167

Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$3,245	$—	$3,245

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$16,831	$—	$16,831

Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$(96,441)	$—	$(96,441)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$2,414,500

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$2,409,436	$—	$—	$2,409,436
Short-Term Securities
Money Market Funds	30,000	—	—	30,000

	$2,439,436	$—	$—	$2,439,436

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$61,167	$—	$61,167
Liabilities
Interest Rate Contracts	—	(3,245)	—	(3,245)

	$—	$57,922	$—	57,922

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Statements of Assets and Liabilities (unaudited)

April 30, 2023

	iShares Inflation Hedged Corporate Bond ETF	iShares Inflation Hedged High Yield Bond ETF	iShares Inflation Hedged U.S. Aggregate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF

ASSETS
Investments, at value — affiliated(a)(b)	$59,897,510	$3,645,722	$2,412,850	$325,339,211
Cash	2,322	2,969	10,948	2,572
Cash pledged for centrally cleared swaps	2,965,000	45,000	66,000	491,000
Receivables:
Securities lending income — affiliated	—	573	—	1,778
Capital shares sold	1	—	—	—
Dividends — affiliated	2,223	237	183	131,256

Total assets	62,867,056	3,694,501	2,489,981	325,965,817

LIABILITIES
Collateral on securities loaned, at value	—	1,156,155	—	30,193,219
Payables:
Investment advisory fees	2,444	104	204	25,240
Variation margin on centrally cleared swaps	374,729	3,454	7,384	1,883,849
Unrealized depreciation on OTC swaps	—	6,383	3,792	—

Total liabilities	377,173	1,166,096	11,380	32,102,308

NET ASSETS	$62,489,883	$2,528,405	$2,478,601	$293,863,509

NET ASSETS CONSIST OF
Paid-in capital	$77,337,808	$2,610,144	$2,647,377	$289,230,161
Accumulated earnings (loss)	(14,847,925)	(81,739)	(168,776)	4,633,348

NET ASSETS	$62,489,883	$2,528,405	$2,478,601	$293,863,509

NET ASSET VALUE
Shares outstanding	2,400,000	100,000	100,000	3,200,000

Net asset value	$26.04	$25.28	$24.79	$91.83

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — affiliated	$67,727,298	$3,601,974	$2,428,389	$321,731,186
(b) Securities loaned, at value	$—	$1,131,530	$—	$29,769,044

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2023

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Long-Term Corporate Bond ETF	iShares Interest Rate Hedged U.S. Aggregate Bond ETF

ASSETS
Investments, at value — affiliated(a)(b)	$183,976,236	$60,154,949	$2,439,436
Cash	3,623	535,901	19,924
Cash pledged for centrally cleared swaps	3,516,000	4,993,042	103,000
Receivables:
Securities lending income — affiliated	32,490	10	—
Dividends — affiliated	10,000	5,367	167

Total assets	187,538,349	65,689,269	2,562,527

LIABILITIES
Collateral on securities loaned, at value	59,453,298	—	—
Payables:
Capital shares redeemed	—	1	—
Investment advisory fees	5,366	6,098	209
Variation margin on centrally cleared swaps	336,401	1,074,950	12,367

Total liabilities	59,795,065	1,081,049	12,576

NET ASSETS	$127,743,284	$64,608,220	$2,549,951

NET ASSETS CONSIST OF
Paid-in capital	$145,159,679	$49,934,784	$2,539,886
Accumulated earnings (loss)	(17,416,395)	14,673,436	10,065

NET ASSETS	$127,743,284	$64,608,220	$2,549,951

NET ASSET VALUE
Shares outstanding	1,550,000	2,750,000	100,000

Net asset value	$82.42	$23.49	$25.50

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — affiliated	$194,744,502	$55,948,368	$2,443,758
(b) Securities loaned, at value	$57,575,190	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Operations (unaudited)

Six Months Ended April 30, 2023

	iShares Inflation Hedged Corporate Bond ETF	iShares Inflation Hedged High Yield Bond ETF	iShares Inflation Hedged U.S. Aggregate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$1,013,356	$70,591	$33,648	$8,844,950
Interest — unaffiliated	980	79	95	451,272
Securities lending income — affiliated — net	4,995	4,679	—	66,976

Total investment income	1,019,331	75,349	33,743	9,363,198

EXPENSES
Investment advisory	56,674	6,846	1,579	645,305

Total expenses	56,674	6,846	1,579	645,305

Less:
Investment advisory fees waived	(42,505)	(6,224)	(364)	(430,716)

Total expenses after fees waived	14,169	622	1,215	214,589

Net investment income	1,005,162	74,727	32,528	9,148,609

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	—	—	4,395,254
Investments — affiliated	(3,364,282)	703	(2,524)	(117,888,215)
Capital gain distributions from underlying funds — affiliated	—	—	—	27
Futures contracts	(56,283)	—	—	2,263
Swaps	488,456	601	(77)	138,557,440

	(2,932,109)	1,304	(2,601)	25,066,769

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	—	—	—	244,647
Investments — affiliated	7,766,997	61,370	123,681	162,266,632
Futures contracts	(113,634)	—	—	(3,826)
Swaps	(1,377,221)	(29,601)	(37,826)	(166,607,903)

	6,276,142	31,769	85,855	(4,100,450)

Net realized and unrealized gain	3,344,033	33,073	83,254	20,966,319

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,349,195	$107,800	$115,782	$30,114,928

See notes to financial statements.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2023

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Long-Term Corporate Bond ETF	iShares Interest Rate Hedged U.S. Aggregate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$3,582,360	$1,861,400	$36,117
Interest — unaffiliated	1,013	227,994	126
Securities lending income — affiliated — net	282,371	100,766	—

Total investment income	3,865,744	2,190,160	36,243

EXPENSES
Investment advisory	416,094	165,903	1,639

Total expenses	416,094	165,903	1,639

Less:
Investment advisory fees waived	(384,177)	(118,534)	(378)

Total expenses after fees waived	31,917	47,369	1,261

Net investment income	3,833,827	2,142,791	34,982

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	3,406,809	—
Investments — affiliated	(4,143,928)	(4,772,234)	(5,317)
Capital gain distributions from underlying funds — affiliated	3	2	—
Futures contracts	3,903	(217)	—
Swaps	8,274,753	19,608,716	16,831

	4,134,731	18,243,076	11,514

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	—	214,098	—
Investments — affiliated	6,895,037	13,158,044	133,515
Futures contracts	(3,827)	(1,505)	—
Swaps	(10,878,158)	(26,346,415)	(96,441)

	(3,986,948)	(12,975,778)	37,074

Net realized and unrealized gain	147,783	5,267,298	48,588

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,981,610	$7,410,089	$83,570

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets

	iShares Inflation Hedged Corporate Bond ETF		iShares Inflation Hedged High Yield Bond ETF

	Six Months Ended		Six Months Ended		Period From
	04/30/23	Year Ended	04/30/23		06/22/22 (a)
	(unaudited )	10/31/22	(unaudited	)	to 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,005,162	$2,666,650	$74,727		$71,778
Net realized gain (loss)	(2,932,109)	(7,552,493)	1,304		(119,125)
Net change in unrealized appreciation (depreciation)	6,276,142	(14,610,183)	31,769		3,551

Net increase (decrease) in net assets resulting from operations	4,349,195	(19,496,026)	107,800		(43,796)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,034,934)	(2,838,582)	(76,477)		(69,266)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,660,660	5,776,762	—		2,610,144

NET ASSETS
Total increase (decrease) in net assets	5,974,921	(16,557,846)	31,323		2,497,082
Beginning of period	56,514,962	73,072,808	2,497,082		—

End of period	$62,489,883	$56,514,962	$2,528,405		$2,497,082

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Inflation Hedged U.S. Aggregate Bond ETF		iShares Interest Rate Hedged Corporate Bond ETF

	Six Months Ended 04/30/23 (unaudited)	Period From 06/22/22 to 10/31/22 (a)	Six Months Ended 04/30/23 (unaudited )	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$32,528	$31,988	$9,148,609	$28,496,165
Net realized gain (loss)	(2,601)	(145,734)	25,066,769	(72,857,593)
Net change in unrealized appreciation (depreciation)	85,855	(104,951)	(4,100,450)	(10,553,700)

Net increase (decrease) in net assets resulting from operations	115,782	(218,697)	30,114,928	(54,915,128)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(33,518)	(32,343)	(14,950,021)	(23,524,103)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	2,647,377	(465,482,277)	106,530,552

NET ASSETS
Total increase (decrease) in net assets	82,264	2,396,337	(450,317,370)	28,091,321
Beginning of period	2,396,337	—	744,180,879	716,089,558

End of period	$2,478,601	$2,396,337	$293,863,509	$744,180,879

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets (continued)

	iShares Interest Rate Hedged High Yield Bond ETF		iShares Interest Rate Hedged Long-Term Corporate Bond ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,833,827	$7,462,153	$2,142,791	$12,025,113
Net realized gain (loss)	4,134,731	(6,190,330)	18,243,076	(37,290,414)
Net change in unrealized appreciation (depreciation)	(3,986,948)	(4,703,180)	(12,975,778)	(10,023,958)

Net increase (decrease) in net assets resulting from operations	3,981,610	(3,431,357)	7,410,089	(35,289,259)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,200,339)	(7,061,210)	(3,095,815)	(15,092,854)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	17,033,604	(13,499,477)	(42,415,686)	(677,701,130)

NET ASSETS
Total increase (decrease) in net assets	15,814,875	(23,992,044)	(38,101,412)	(728,083,243)
Beginning of period	111,928,409	135,920,453	102,709,632	830,792,875

End of period	$127,743,284	$111,928,409	$64,608,220	$102,709,632

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Interest Rate Hedged U.S. Aggregate Bond ETF

	Six Months
	Ended		Period From
	04/30/23		06/22/22 (a)
	(unaudited	)	to 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$34,982		$27,365
Net realized gain (loss)	11,514		(48,750)
Net change in unrealized appreciation (depreciation)	37,074		16,526

Net increase (decrease) in net assets resulting from operations	83,570		(4,859)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(50,486)		(18,160)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—		2,539,886

NET ASSETS
Total increase in net assets	33,084		2,516,867
Beginning of period	2,516,867		—

End of period	$2,549,951		$2,516,867

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Financial Highlights

(For a share outstanding throughout each period)

		iShares Inflation Hedged Corporate Bond ETF

	Six Months Ended						Period From
	04/30/23		Year Ended	Year Ended		Year Ended		Year Ended		05/08/18	(a)
	(unaudited)		10/31/22	10/31/21		10/31/20		10/31/19		to 10/31/18

Net asset value, beginning of period	$24.57		$30.45	$27.66		$26.33		$24.31		$25.00

Net investment income(b)	0.45		0.75	0.63		0.71		0.91		0.37
Net realized and unrealized gain (loss)(c)	1.49		(5.80)	2.82		1.36		2.01			(0.70)

Net increase (decrease) from investment operations	1.94		(5.05)	3.45		2.07		2.92			(0.33)

Distributions(d)
From net investment income		(0.47)	(0.76)	(0.66)		(0.74)			(0.90)		(0.36)
From net realized gain	—		(0.07)	—		—		—		—

Total distributions		(0.47)	(0.83)	(0.66)		(0.74)			(0.90)		(0.36)

Net asset value, end of period	$26.04		$24.57	$30.45		$27.66		$26.33		$24.31

Total Return(e)
Based on net asset value	7.94	%(f)	(16.89)%	12.60%		8.00	%(g)	12.26	%(h)	(1.34	)%(f)

Ratios to Average Net Assets(i)
Total expenses	0.20	%(j)	0.20%	0.20%		0.20%			0.20%	0.20	%(j)

Total expenses after fees waived	0.05	%(j)	0.05%	0.05%		0.05%			0.05%	0.05	%(j)

Net investment income	3.55	%(j)	2.68%	2.14%		2.64%			3.60%	3.04	%(j)

Supplemental Data
Net assets, end of period (000)	$62,490		$56,515	$73,073		$17,979		$7,898		$9,725

Portfolio turnover rate(k)		4%	10%	0	%(l)	13%		0	%(l)	0	%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 12.22%.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)	Portfolio turnover rate excludes in-kind transactions.
(l)	Rounds to less than 1%.

See notes to financial statements.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Inflation Hedged High Yield Bond ETF

	Six Months Ended		Period From
	04/30/23		06/22/22	(a)
	(unaudited)		to 10/31/22

Net asset value, beginning of period	$24.97		$24.99

Net investment income(b)	0.75		0.44
Net realized and unrealized gain (loss)(c)	0.32			(0.03)

Net increase from investment operations	1.07		0.41

Distributions from net investment income(d)		(0.76)		(0.43)

Net asset value, end of period	$25.28		$24.97

Total Return(e)
Based on net asset value	4.37	%(f)	1.62	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.55	%(h)	0.55	%(h)

Total expenses after fees waived	0.05	%(h)	0.05	%(h)

Net investment income	6.00	%(h)	4.85	%(h)

Supplemental Data
Net assets, end of period (000)	$2,528		$2,497

Portfolio turnover rate(i)		2%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Inflation Hedged U.S. Aggregate Bond ETF

	Six Months Ended		Period From
	04/30/23		06/22/22	(a)
	(unaudited)		to 10/31/22

Net asset value, beginning of period	$23.96		$25.20

Net investment income(b)	0.33		0.19
Net realized and unrealized gain (loss)(c)	0.84			(1.24)

Net increase (decrease) from investment operations	1.17			(1.05)

Distributions from net investment income(d)		(0.34)		(0.19)

Net asset value, end of period	$24.79		$23.96

Total Return(e)
Based on net asset value	4.86	%(f)	(4.21	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.13	%(h)	0.13	%(h)

Total expenses after fees waived	0.10	%(h)	0.10	%(h)

Net investment income	2.68	%(h)	2.09	%(h)

Supplemental Data
Net assets, end of period (000)	$2,479		$2,396

Portfolio turnover rate(i)		2%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Corporate Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$89.66		$96.12	$91.84	$93.50	$95.79	$96.62

Net investment income(a)	1.93		2.61	2.23	2.38	3.35	3.16
Net realized and unrealized gain (loss)(b)	3.17		(6.79)	3.68	(1.69)	(0.97)	(1.16)

Net increase (decrease) from investment operations	5.10		(4.18)	5.91	0.69	2.38	2.00

Distributions(c)

From net investment income		(2.93)	(2.28)	(1.63)	(2.35)	(3.12)	(2.83)
From net realized gain	—		—	—	—	(1.55)	—

Total distributions		(2.93)	(2.28)	(1.63)	(2.35)	(4.67)	(2.83)

Net asset value, end of period	$91.83		$89.66	$96.12	$91.84	$93.50	$95.79

Total Return(d)
Based on net asset value	5.75	%(e)	(4.37)%	6.46%	0.79%	2.63%	2.08%

Ratios to Average Net Assets(f)
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.30%

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	4.25	%(g)	2.83%	2.33%	2.64%	3.59%	3.27%

Supplemental Data
Net assets, end of period (000)	$293,864		$744,181	$716,090	$450,004	$126,232	$215,530

Portfolio turnover rate(h)		20%	20%	5%	7%	4%	2%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged High Yield Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$82.91		$87.69	$83.10	$87.86	$90.47	$91.78

Net investment income(a)	2.45		4.50	3.81	4.31	5.51	4.98
Net realized and unrealized gain (loss)(b)	0.39		(4.92)	4.15	(5.53)	(2.92)	(1.46)

Net increase (decrease) from investment operations	2.84		(0.42)	7.96	(1.22)	2.59	3.52

Distributions(c)

From net investment income		(3.33)	(4.36)	(3.37)	(3.51)	(5.18)	(4.83)
Return of capital	—		—	—	(0.03)	(0.02)	—

Total distributions		(3.33)	(4.36)	(3.37)	(3.54)	(5.20)	(4.83)

Net asset value, end of period	$82.42		$82.91	$87.69	$83.10	$87.86	$90.47

Total Return(d)
Based on net asset value	3.47	%(e)	(0.43)%	9.70%	(1.32)%	3.00%	3.93%

Ratios to Average Net Assets(f)
Total expenses	0.65	%(g)	0.65%	0.65%	0.65%	0.65%	0.65%

Total expenses after fees waived	0.05	%(g)	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	5.99	%(g)	5.32%	4.37%	5.12%	6.22%	5.46%

Supplemental Data
Net assets, end of period (000)	$127,743		$111,928	$135,920	$62,325	$114,212	$416,178

Portfolio turnover rate(h)		2%	10%	1%	1%	1%	0	%(i)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Rounds to less than 1%.

See notes to financial statements.

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Long-Term Corporate Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$22.57		$25.33	$23.48	$24.31	$25.76	$25.98

Net investment income(a)	0.53		0.77	0.68	0.52	0.98	1.01
Net realized and unrealized gain (loss)(b)	1.14		(2.66)	1.66	(0.70)	(1.01)	(0.32)

Net increase (decrease) from investment operations	1.67		(1.89)	2.34	(0.18)	(0.03)	0.69

Distributions(c)

From net investment income		(0.75)	(0.67)	(0.46)	(0.65)	(0.96)	(0.91)
From net realized gain	—		(0.20)	(0.03)	—	(0.45)	—
Return of capital	—		—	—	—	(0.01)	—

Total distributions		(0.75)	(0.87)	(0.49)	(0.65)	(1.42)	(0.91)

Net asset value, end of period	$23.49		$22.57	$25.33	$23.48	$24.31	$25.76

Total Return(d)
Based on net asset value	7.44	%(e)	(7.59)%	10.01%	(0.69)%	(0.03)%	2.66%

Ratios to Average Net Assets(f)
Total expenses	0.35	%(g)	0.35%	0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	4.52	%(g)	3.18%	2.69%	2.22%	3.98%	3.86%

Supplemental Data
Net assets, end of period (000)	$64,608		$102,710	$830,793	$557,715	$59,558	$57,954

Portfolio turnover rate(h)		64%	42%	14%	18%	13%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged U.S. Aggregate Bond ETF

	Six Months Ended		Period From
	04/30/23		06/22/22	(a)
	(unaudited)		to 10/31/22

Net asset value, beginning of period	$25.17		$25.19

Net investment income(b)	0.35		0.17
Net realized and unrealized gain (loss)(c)	0.48			(0.08)

Net increase from investment operations	0.83		0.09

Distributions from net investment income(d)		(0.50)		(0.11)

Net asset value, end of period	$25.50		$25.17

Total Return(e)
Based on net asset value	3.34	%(f)	0.32	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.13	%(h)	0.13	%(h)

Total expenses after fees waived	0.10	%(h)	0.10	%(h)

Net investment income	2.77	%(h)	1.84	%(h)

Supplemental Data
Net assets, end of period (000)	$2,550		$2,517

Portfolio turnover rate(i)		7%		14%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Inflation Hedged Corporate Bond	Diversified

Inflation Hedged High Yield Bond	Non-diversified

Inflation Hedged U.S. Aggregate Bond	Non-diversified

Interest Rate Hedged Corporate Bond	Diversified

Interest Rate Hedged High Yield Bond	Diversified

Interest Rate Hedged Long-Term Corporate Bond	Diversified

Interest Rate Hedged U.S. Aggregate Bond	Non-diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Inflation Hedged High Yield Bond
J.P. Morgan Securities LLC	$1,131,530	$(1,131,530)	$—		$—

Interest Rate Hedged Corporate Bond
Natixis SA	$7,167,436	$(7,167,436)	$—		$—
SG Americas Securities LLC	22,601,608	(22,601,608)	—		—

	$29,769,044	$(29,769,044)	$—		$—

Interest Rate Hedged High Yield Bond
Goldman Sachs & Co	$9,526,182	$(9,526,182)	$—		$—
J.P. Morgan Securities LLC	48,003,491	(48,003,491)	—		—
Morgan Stanley	45,517	(45,517)	—		—

	$57,575,190	$(57,575,190)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

The iShares Inflation Hedged Corporate Bond ETF, iShares Inflation Hedged High Yield Bond ETF and iShares Inflation Hedged U.S. Aggregate Bond ETF use inflation swaps to mitigate the potential impact of inflation on the performance of the bonds held by the Fund or its underlying fund. The iShares Interest Rate Hedged Corporate Bond ETF, iShares Interest Rate Hedged High Yield Bond ETF, iShares Interest Rate Hedged Long-Term Corporate Bond ETF and iShares Interest Rate Hedged U.S. Aggregate Bond ETF use interest rate swaps to mitigate the potential impact of interest rates on the performance of the bonds held by each Fund or its underlying fund.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Inflation Hedged Corporate Bond	0.20%

Inflation Hedged High Yield Bond	0.55

Inflation Hedged U.S. Aggregate Bond	0.13

Interest Rate Hedged Corporate Bond	0.30

Interest Rate Hedged High Yield Bond	0.65

Interest Rate Hedged Long-Term Corporate Bond	0.35

Interest Rate Hedged U.S. Aggregate Bond	0.13

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares Inflation Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”), after taking into account any fee waivers by LQD, plus 0.05%.

For the iShares Inflation Hedged High Yield Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”), after taking into account any fee waivers by HYG, plus 0.05%.

For the iShares Inflation Hedged U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares Core U.S. Aggregate Bond ETF (“AGG”), after taking into account any fee waivers by AGG, plus 0.10%.

For the iShares Interest Rate Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in LQD, after taking into account any fee waivers by LQD, plus 0.10%.

For the iShares Interest Rate Hedged High Yield Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in HYG, after taking into account any fee waivers by HYG, plus 0.05%.

For the iShares Interest Rate Hedged Long-Term Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares 10+ Year Investment Grade Corporate Bond ETF (“IGLB”), after taking into account any fee waivers by IGLB, plus 0.10%.

For the iShares Interest Rate Hedged U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in AGG, after taking into account any fee waivers by AGG, plus 0.10%.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

Inflation Hedged Corporate Bond	$42,505

Inflation Hedged High Yield Bond	6,224

Inflation Hedged U.S. Aggregate Bond	364

Interest Rate Hedged Corporate Bond	430,716

Interest Rate Hedged High Yield Bond	384,177

Interest Rate Hedged Long-Term Corporate Bond	118,534

Interest Rate Hedged U.S. Aggregate Bond	378

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash

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Notes to Financial Statements (unaudited) (continued)

Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Inflation Hedged Corporate Bond	$1,899

Inflation Hedged High Yield Bond	1,179

Interest Rate Hedged Corporate Bond	25,367

Interest Rate Hedged High Yield Bond	71,397

Interest Rate Hedged Long-Term Corporate Bond	25,559

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Inflation Hedged Corporate Bond	$2,284,935	$14,119,284

Inflation Hedged High Yield Bond	37,756	59,435

Inflation Hedged U.S. Aggregate Bond	39,099	103,306

Interest Rate Hedged Corporate Bond	85,142,476	606,272,314

Interest Rate Hedged High Yield Bond	2,938,552	23,485,777

Interest Rate Hedged Long-Term Corporate Bond	54,116,530	106,748,223

Interest Rate Hedged U.S. Aggregate Bond	165,684	266,816

For the six months ended April 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Inflation Hedged Corporate Bond	$13,324,906	$—

Interest Rate Hedged Corporate Bond	17,467,072	—

Interest Rate Hedged High Yield Bond	32,027,995	—

Interest Rate Hedged Long-Term Corporate Bond	7,288,505	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

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Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

Inflation Hedged Corporate Bond	$5,844,862

Inflation Hedged High Yield Bond	117,549

Inflation Hedged U.S. Aggregate Bond	144,225

Interest Rate Hedged High Yield Bond	10,497,777

Interest Rate Hedged U.S. Aggregate Bond	25,731

As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Inflation Hedged Corporate Bond	$68,251,619	$2,478,450	$(8,427,428)	$(5,948,978)

Inflation Hedged High Yield Bond	3,603,550	45,205	(11,461)	33,744

Inflation Hedged U.S. Aggregate Bond	2,430,663	6,260	(27,630)	(21,370)

Interest Rate Hedged Corporate Bond	344,264,742	13,473,102	(29,142,240)	(15,669,138)

Interest Rate Hedged High Yield Bond	195,910,170	3,642,531	(13,566,014)	(9,923,483)

Interest Rate Hedged Long-Term Corporate Bond	61,956,730	5,527,004	(8,249,018)	(2,722,014)

Interest Rate Hedged U.S. Aggregate Bond	2,458,266	61,167	(22,075)	39,092

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/23		Year Ended 10/31/22

iShares ETF	Shares	Amount	Shares	Amount

Inflation Hedged Corporate Bond
Shares sold	550,000	$14,139,031	2,800,000	$82,986,717
Shares redeemed	(450,000)	(11,478,371)	(2,900,000)	(77,209,955)

	100,000	$2,660,660	(100,000)	$5,776,762

	Six Months Ended 04/30/23		Period Ended 10/31/22

iShares ETF	Shares	Amount	Shares	Amount

Inflation Hedged High Yield Bond
Shares sold	—	$—	200,000	$5,020,582
Shares redeemed	—	—	(100,000)	(2,410,438)

	—	$—	100,000	$2,610,144

Inflation Hedged U.S. Aggregate Bond
Shares sold	—	$—	200,000	$5,031,676
Shares redeemed	—	—	(100,000)	(2,384,299)

	—	$—	100,000	$2,647,377

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/23		Year Ended 10/31/22

iShares ETF	Shares	Amount	Shares	Amount

Interest Rate Hedged Corporate Bond
Shares sold	200,000	$18,370,546	9,300,000	$875,012,659
Shares redeemed	(5,300,000)	(483,852,823)	(8,450,000)	(768,482,107)

	(5,100,000)	$(465,482,277)	850,000	$106,530,552

Interest Rate Hedged High Yield Bond
Shares sold	400,000	$33,363,827	1,250,000	$107,235,850
Shares redeemed	(200,000)	(16,330,223)	(1,450,000)	(120,735,327)

	200,000	$17,033,604	(200,000)	$(13,499,477)

Interest Rate Hedged Long-Term Corporate Bond
Shares sold	350,000	$8,172,755	3,900,000	$94,891,724
Shares redeemed	(2,150,000)	(50,588,441)	(32,150,000)	(772,592,854)

	(1,800,000)	$(42,415,686)	(28,250,000)	$(677,701,130)

	Six Months Ended 04/30/23		Period Ended 10/31/22

iShares ETF	Shares	Amount	Shares	Amount

Interest Rate Hedged U.S. Aggregate Bond
Shares sold	—	$—	200,000	$5,044,817
Shares redeemed	—	—	(100,000)	(2,504,931)

	—	$—	100,000	$2,539,886

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Inflation Hedged Corporate Bond ETF, iShares Inflation Hedged High Yield Bond ETF, iShares Inflation Hedged U.S. Aggregate Bond ETF, iShares Interest Rate Hedged Corporate Bond ETF, iShares Interest Rate Hedged High Yield Bond ETF, iShares Interest Rate Hedged Long-Term Corporate Bond ETF and iShares Interest Rate Hedged U.S. Aggregate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Inflation Hedged Corporate Bond	$0.472956	$—	$—	$0.472956	100%	—%	—%	100%
Inflation Hedged High Yield Bond	0.764766	—	—	0.764766	100	—	—	100

S U P P L E M E N T A L I N F O R M A T I O N	63

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

CPI	Consumer Price Index

SOFR	Secured Overnight Financing Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	65

Additional Financial Information

Schedules of Investments (Unaudited)

April 30, 2023

Statements of Assets and Liabilities (Unaudited)

April 30, 2023

iShares Trust

iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca

iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca

iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Schedule of Investments (unaudited) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The) 3.38%, 03/01/41 (Call 09/01/40)	$339	$256,174
5.40%, 10/01/48 (Call 04/01/48)	299	286,006

		542,180

Aerospace & Defense — 2.3%
Airbus SE, 3.95%, 04/10/47 (Call 10/10/46)(a)(b)	230	198,614
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	189	174,555
BAE Systems PLC 3.00%, 09/15/50 (Call 03/15/50)(a)	399	280,339
5.80%, 10/11/41(a)	645	671,249
Boeing Co. (The) 3.25%, 02/01/35 (Call 11/01/34)	549	449,184
3.30%, 03/01/35 (Call 09/01/34)	244	195,727
3.38%, 06/15/46 (Call 12/15/45)	336	238,228
3.50%, 03/01/39 (Call 09/01/38)	277	215,583
3.50%, 03/01/45 (Call 09/01/44)	256	182,421
3.55%, 03/01/38 (Call 09/01/37)	262	207,581
3.60%, 05/01/34 (Call 02/01/34)	544	467,910
3.63%, 03/01/48 (Call 09/01/47)	465	332,970
3.65%, 03/01/47 (Call 09/01/46)	294	211,644
3.75%, 02/01/50 (Call 08/01/49)	905	679,456
3.83%, 03/01/59 (Call 09/01/58)	187	131,019
3.85%, 11/01/48 (Call 05/01/48)	382	284,694
3.90%, 05/01/49 (Call 11/01/48)	549	415,956
3.95%, 08/01/59 (Call 02/01/59)	646	475,431
5.71%, 05/01/40 (Call 11/01/39)	1,868	1,874,848
5.81%, 05/01/50 (Call 11/01/49)	3,615	3,595,645
5.88%, 02/15/40	395	403,783
5.93%, 05/01/60 (Call 11/01/59)	2,392	2,363,496
6.63%, 02/15/38	161	175,507
6.88%, 03/15/39	270	298,876
General Dynamics Corp. 2.85%, 06/01/41 (Call 12/01/40)	341	265,079
3.60%, 11/15/42 (Call 05/14/42)(b)	360	309,281
4.25%, 04/01/40 (Call 10/01/39)	535	499,491
4.25%, 04/01/50 (Call 10/01/49)	501	465,999
L3Harris Technologies Inc. 4.85%, 04/27/35 (Call 10/27/34)	368	361,519
5.05%, 04/27/45 (Call 10/27/44)	219	207,918
6.15%, 12/15/40	356	384,153
Lockheed Martin Corp. 2.80%, 06/15/50 (Call 12/15/49)	421	307,501
3.60%, 03/01/35 (Call 09/01/34)(b)	195	181,104
3.80%, 03/01/45 (Call 09/01/44)	720	624,826
4.07%, 12/15/42	1,145	1,051,522
4.09%, 09/15/52 (Call 03/15/52)	964	868,550
4.15%, 06/15/53 (Call 12/15/52)	695	628,334
4.30%, 06/15/62 (Call 12/15/61)	545	492,391
4.50%, 05/15/36 (Call 11/15/35)(b)	256	255,218
4.70%, 05/15/46 (Call 11/15/45)	842	837,977
5.70%, 11/15/54 (Call 05/15/54)(b)	780	881,327
5.72%, 06/01/40(b)	114	125,616
5.90%, 11/15/63 (Call 05/15/63)	485	566,145
Series B, 6.15%, 09/01/36	470	538,176
Northrop Grumman Corp. 3.85%, 04/15/45 (Call 10/15/44)	504	419,922
4.03%, 10/15/47 (Call 04/15/47)	1,406	1,211,851
4.75%, 06/01/43	811	774,518

Security	Par (000)	Value

Aerospace & Defense (continued)
4.95%, 03/15/53 (Call 09/15/52)	$695	$686,847
5.05%, 11/15/40	229	228,005
5.15%, 05/01/40 (Call 11/01/39)	482	484,441
5.25%, 05/01/50 (Call 11/01/49)	694	715,772
Raytheon Technologies Corp. 2.82%, 09/01/51 (Call 03/01/51)	680	467,948
3.03%, 03/15/52 (Call 09/15/51)	754	540,885
3.13%, 07/01/50 (Call 01/01/50)	690	507,913
3.75%, 11/01/46 (Call 05/01/46)	685	565,481
4.05%, 05/04/47 (Call 11/04/46)(b)	464	401,989
4.15%, 05/15/45 (Call 11/16/44)	683	597,405
4.20%, 12/15/44 (Call 06/15/44)	260	219,401
4.35%, 04/15/47 (Call 10/15/46)	710	644,761
4.45%, 11/16/38 (Call 05/16/38)	548	521,842
4.50%, 06/01/42	2,286	2,158,199
4.63%, 11/16/48 (Call 05/16/48)	1,096	1,042,095
4.70%, 12/15/41	235	222,975
4.80%, 12/15/43 (Call 06/15/43)	477	456,882
4.88%, 10/15/40	337	329,724
5.38%, 02/27/53 (Call 08/27/52)	845	888,453
5.40%, 05/01/35	160	167,061
5.70%, 04/15/40	160	168,917
6.05%, 06/01/36	380	418,155
6.13%, 07/15/38	510	570,157

		39,788,442

Agriculture — 1.3%
Altria Group Inc. 3.40%, 02/04/41 (Call 08/04/40)	1,014	716,958
3.70%, 02/04/51 (Call 08/04/50)	846	566,574
3.88%, 09/16/46 (Call 03/16/46)	1,048	751,474
4.00%, 02/04/61 (Call 08/04/60)	679	477,360
4.25%, 08/09/42	722	568,718
4.45%, 05/06/50 (Call 11/06/49)	304	226,666
4.50%, 05/02/43	466	378,145
5.38%, 01/31/44(b)	1,249	1,143,965
5.80%, 02/14/39 (Call 08/14/38)	1,323	1,306,253
5.95%, 02/14/49 (Call 08/14/48)	1,730	1,632,803
6.20%, 02/14/59 (Call 08/14/58)	257	251,923
Archer-Daniels-Midland Co. 2.70%, 09/15/51 (Call 03/15/51)	525	366,701
3.75%, 09/15/47 (Call 03/15/47)	285	243,002
4.02%, 04/16/43	214	189,242
4.50%, 03/15/49 (Call 09/15/48)	333	318,188
4.54%, 03/26/42(b)	386	368,590
5.38%, 09/15/35	555	596,603
5.77%, 03/01/41(b)(c)	95	101,279
BAT Capital Corp. 3.73%, 09/25/40 (Call 03/25/40)	599	430,003
3.98%, 09/25/50 (Call 03/25/50)	705	483,356
4.39%, 08/15/37 (Call 02/15/37)	1,767	1,441,626
4.54%, 08/15/47 (Call 02/15/47)	1,735	1,295,464
4.76%, 09/06/49 (Call 03/06/49)(b)	727	555,458
5.28%, 04/02/50 (Call 02/02/49)	300	249,054
5.65%, 03/16/52 (Call 09/16/51)(b)	389	341,988
Cargill Inc. 3.13%, 05/25/51 (Call 11/25/50)(a)	530	389,247
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	257	212,787
4.38%, 04/22/52 (Call 10/22/51)(a)	435	394,336
4.76%, 11/23/45(a)	340	327,096

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Philip Morris International Inc. 3.88%, 08/21/42	$576	$461,783
4.13%, 03/04/43	539	444,808
4.25%, 11/10/44	810	676,654
4.38%, 11/15/41	589	511,151
4.50%, 03/20/42	600	524,885
4.88%, 11/15/43	440	402,116
6.38%, 05/16/38	1,018	1,126,117
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	552	528,891
5.85%, 08/15/45 (Call 02/12/45)	1,539	1,391,728
6.15%, 09/15/43	411	399,991
7.25%, 06/15/37	306	331,478

		23,124,461

Apparel — 0.2%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	727	613,546
3.38%, 11/01/46 (Call 05/01/46)	514	422,612
3.38%, 03/27/50 (Call 09/27/49)(b)	912	751,296
3.63%, 05/01/43 (Call 11/01/42)	529	456,439
3.88%, 11/01/45 (Call 05/01/45)(b)	728	655,518
VF Corp.
6.00%, 10/15/33(b)	251	249,565
6.45%, 11/01/37	200	205,621

		3,354,597

Auto Manufacturers — 0.3%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)(b)	404	267,423
4.88%, 10/01/43 (Call 04/01/43)(b)	332	320,941
General Motors Co.
5.00%, 04/01/35	424	386,774
5.15%, 04/01/38 (Call 10/01/37)	762	682,438
5.20%, 04/01/45	896	758,177
5.40%, 04/01/48 (Call 10/01/47)	533	456,139
5.95%, 04/01/49 (Call 10/01/48)	601	556,638
6.25%, 10/02/43	1,026	994,116
6.60%, 04/01/36 (Call 10/01/35)	903	928,330
6.75%, 04/01/46 (Call 10/01/45)	547	551,454

		5,902,430

Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	1,101	698,872
4.40%, 10/01/46 (Call 04/01/46)(b)	160	125,712
5.40%, 03/15/49 (Call 09/15/48)(b)	230	205,959
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	665	514,809
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	260	210,854
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	260	174,167
5.25%, 05/15/49 (Call 11/15/48)(b)	399	351,770

		2,282,143

Banks — 7.7%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(d)	3,441	2,441,275
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(d)	707	465,990
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(d)	1,369	934,145

Security	Par (000)	Value

Banks (continued)
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(d)	$2,395	$1,844,086
3.95%, 01/23/49 (Call 01/23/48), (3-mo. LIBOR US + 1.19%)(d)	889	721,910
4.08%, 04/23/40 (Call 04/23/39), (3-mo. LIBOR US + 1.32%)(d)	1,039	898,778
4.08%, 03/20/51 (Call 03/20/50), (3-mo. LIBOR US + 3.15%)(d)	3,859	3,236,789
4.24%, 04/24/38 (Call 04/24/37), (3-mo. LIBOR US + 1.814%)(d)	1,357	1,215,857
4.33%, 03/15/50 (Call 03/15/49), (3-mo. LIBOR US + 1.520%)(d)	1,941	1,668,928
4.44%, 01/20/48 (Call 01/20/47), (3-mo. LIBOR US + 1.990%)(d)	1,439	1,275,978
4.88%, 04/01/44	341	329,582
5.00%, 01/21/44	1,361	1,316,932
5.88%, 02/07/42	1,046	1,126,772
6.11%, 01/29/37	1,369	1,467,502
7.75%, 05/14/38	1,135	1,377,080
Series L, 4.75%, 04/21/45(b)	363	334,428
Series N, 3.48%, 03/13/52 (Call 03/11/51), (1-day SOFR + 1.650%)(d)	725	544,394
Bank of America NA, 6.00%, 10/15/36	876	949,283
Barclays PLC
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(d)	964	698,355
3.81%, 03/10/42 (Call 03/10/41), (1-year CMT + 1.700%)(d)	502	364,282
4.95%, 01/10/47	1,208	1,080,250
5.25%, 08/17/45(b)	1,052	987,011
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	585	392,416
BPCE SA
3.58%, 10/19/42 (Call 10/19/41), (1-day SOFR + 1.952%)(a)(b)(d)	525	356,054
3.65%, 01/14/37 (Call 01/14/32), (5-year CMT + 1.900%)(a)(b)(d)	340	270,890
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(d)	927	668,341
3.88%, 01/24/39 (Call 01/22/38), (3-mo. SOFR + 1.430%)(d)	558	478,657
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(d)	805	698,951
4.65%, 07/30/45(b)	757	695,163
4.65%, 07/23/48 (Call 06/23/48)(b)	1,710	1,577,289
4.75%, 05/18/46	1,429	1,251,593
5.30%, 05/06/44	684	650,202
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(d)	946	934,595
5.88%, 01/30/42	726	774,280
6.00%, 10/31/33	234	242,898
6.13%, 08/25/36	553	572,042
6.68%, 09/13/43	746	833,991
6.88%, 03/05/38	185	206,681
6.88%, 02/15/98	112	124,976
8.13%, 07/15/39	1,346	1,739,643
Commonwealth Bank of Australia
3.31%, 03/11/41(a)(b)	855	602,792
3.74%, 09/12/39(a)	1,080	827,847
3.90%, 07/12/47(a)(b)	939	826,490

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.32%, 01/10/48(a)(b)	$932	$717,155
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,215	1,296,461
5.25%, 08/04/45(b)	856	810,909
5.75%, 12/01/43	867	882,917
5.80%, (a)(b)	210	210,543
Credit Agricole SA, 2.81%, 01/11/41(a)(b)	742	502,986
Credit Suisse Group AG, 4.88%, 05/15/45	1,181	1,004,429
Fifth Third Bancorp., 8.25%, 03/01/38	771	889,567
Goldman Sachs Capital I, 6.35%, 02/15/34	275	285,581
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(b)(d)	1,012	726,800
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(b)(d)	1,567	1,177,484
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(d)	1,385	1,068,968
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.373%)(d)	1,747	1,508,783
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.430%)(d)	1,048	945,002
4.75%, 10/21/45 (Call 04/21/45)	1,217	1,128,695
4.80%, 07/08/44 (Call 01/08/44)	1,197	1,114,721
5.15%, 05/22/45	1,537	1,451,447
6.25%, 02/01/41	1,658	1,830,158
6.45%, 05/01/36	581	625,525
6.75%, 10/01/37	3,761	4,116,001
HSBC Bank USA NA/New York NY
5.63%, 08/15/35	321	316,476
5.88%, 11/01/34(b)	70	70,563
7.00%, 01/15/39	685	764,170
HSBC Holdings PLC
5.25%, 03/14/44	1,135	1,033,623
6.10%, 01/14/42	627	672,140
6.33%, 03/09/44 (Call 03/09/43)	1,295	1,363,994
6.50%, 05/02/36(b)	340	362,626
6.50%, 05/02/36	1,012	1,040,861
6.50%, 09/15/37	1,705	1,746,873
6.80%, 06/01/38	798	837,841
HSBC USA Inc., 7.20%, 07/15/97(b)	205	224,945
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (1-day SOFR + 1.510%)(d)	1,153	808,150
3.11%, 04/22/41 (Call 04/22/40), (1-day SOFR + 2.460%)(d)	1,061	810,203
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(d)	1,609	1,143,948
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 2.460%)(d)	1,436	1,095,864
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(d)	2,585	1,930,070
3.88%, 07/24/38 (Call 07/24/37), (3-mo. LIBOR US + 1.360%)(d)	1,663	1,457,988
3.90%, 01/23/49 (Call 01/23/48), (3-mo. LIBOR US + 1.220%)(d)	1,232	1,004,732
3.96%, 11/15/48 (Call 11/15/47), (3-mo. LIBOR US + 1.380%)(d)	2,282	1,900,621
4.03%, 07/24/48 (Call 07/24/47), (3-mo. LIBOR US + 1.460%)(d)	1,028	866,214

Security	Par (000)	Value

Banks (continued)
4.26%, 02/22/48 (Call 02/22/47), (3-mo. LIBOR US + 1.580%)(d)	$1,372	$1,202,862
4.85%, 02/01/44	720	692,556
4.95%, 06/01/45	1,003	956,328
5.40%, 01/06/42(b)	855	882,403
5.50%, 10/15/40	818	847,897
5.60%, 07/15/41	1,225	1,277,540
5.63%, 08/16/43	928	967,123
6.40%, 05/15/38	1,790	2,024,919
Lloyds Banking Group PLC
3.37%, 12/14/46 (Call 09/14/41), (5-year CMT + 1.500%)(d)	1,150	767,252
4.34%, 01/09/48	1,104	850,663
5.30%, 12/01/45(b)	593	528,787
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	1,119	968,760
4.15%, 03/07/39	355	320,960
4.29%, 07/26/38(b)	356	327,972
Mizuho Financial Group Inc., 5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(d)	235	242,137
Morgan Stanley
2.80%, 01/25/52 (Call 07/25/51), (1-day SOFR + 1.430%)(b)(d)	1,293	862,167
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(d)	1,479	1,145,373
3.97%, 07/22/38 (Call 07/22/37), (3-mo. LIBOR US + 1.455%)(d)	1,414	1,245,370
4.30%, 01/27/45	1,717	1,541,910
4.38%, 01/22/47	1,575	1,412,908
4.46%, 04/22/39 (Call 04/22/38), (3-mo. LIBOR US + 0.408%)(d)	839	770,275
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.480%)(d)	1,235	1,306,358
6.38%, 07/24/42	1,386	1,569,035
National Australia Bank Ltd., 2.65%, 01/14/41(a)(b)	318	207,696
Regions Bank/Birmingham AL, 6.45%, 06/26/37(b)	440	447,661
Regions Financial Corp., 7.38%, 12/10/37(b)	245	263,133
Societe Generale SA
3.63%, 03/01/41(a)	649	419,577
4.03%, 01/21/43 (Call 01/21/42), (1-year CMT + 1.900%)(a)(d)	710	473,821
5.63%, 11/24/45(a)(b)	210	174,831
7.37%, 01/10/53(a)	700	686,464
Standard Chartered PLC
5.30%, 01/09/43(a)(b)	622	555,109
5.70%, 03/26/44(a)(b)	1,388	1,295,251
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	321	217,295
2.93%, 09/17/41(b)	488	349,271
3.05%, 01/14/42(b)	390	289,034
UBS AG/London, 4.50%, 06/26/48(a)(b)	660	602,422
UBS Group AG, 3.18%, 02/11/43 (Call 02/11/42), (1-year CMT + 1.100%)(a)(d)	1,000	713,306
Wachovia Corp.
5.50%, 08/01/35	640	643,678
7.50%, 04/15/35	190	218,194
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(d)	2,416	1,812,309
3.90%, 05/01/45	1,387	1,129,931

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.40%, 06/14/46	$1,312	$1,097,898
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(d)	2,260	2,023,834
4.65%, 11/04/44	1,207	1,058,676
4.75%, 12/07/46	1,405	1,228,656
4.90%, 11/17/45	1,366	1,229,321
5.01%, 04/04/51 (Call 04/04/50), (1-day SOFR + 4.502%)(d)	3,823	3,617,670
5.38%, 02/07/35	295	296,574
5.38%, 11/02/43	1,267	1,213,933
5.61%, 01/15/44(b)	1,693	1,664,635
5.95%, 12/01/86(b)	145	147,683
Wells Fargo Bank NA 5.85%, 02/01/37	755	786,682
5.95%, 08/26/36	485	506,458
6.60%, 01/15/38	1,035	1,158,306
Westpac Banking Corp. 2.96%, 11/16/40	782	537,034
3.13%, 11/18/41	686	476,907
4.42%, 07/24/39	656	556,451

		132,562,688

Beverages — 2.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	3,659	3,681,237
4.90%, 02/01/46 (Call 08/01/45)(b)	6,525	6,465,969
Anheuser-Busch InBev Finance Inc. 4.63%, 02/01/44	667	633,592
4.70%, 02/01/36 (Call 08/01/35)	590	593,586
4.90%, 02/01/46 (Call 08/01/45)	1,143	1,132,659
Anheuser-Busch InBev Worldwide Inc. 3.75%, 07/15/42	10	8,649
4.35%, 06/01/40 (Call 12/01/39)	845	802,793
4.38%, 04/15/38 (Call 10/15/37)	1,096	1,058,129
4.44%, 10/06/48 (Call 04/06/48)	1,381	1,293,335
4.50%, 06/01/50 (Call 12/01/49)	855	807,841
4.60%, 04/15/48 (Call 10/15/47)	1,622	1,554,758
4.60%, 06/01/60 (Call 12/01/59)(b)	410	383,346
4.75%, 04/15/58 (Call 10/15/57)	635	606,172
4.95%, 01/15/42	1,005	1,007,294
5.45%, 01/23/39 (Call 07/23/38)	1,452	1,543,064
5.55%, 01/23/49 (Call 07/23/48)	2,757	2,978,629
5.80%, 01/23/59 (Call 07/23/58)(b)	1,370	1,534,390
5.88%, 06/15/35(b)	235	260,817
6.63%, 08/15/33	205	235,244
8.00%, 11/15/39(b)	369	480,419
8.20%, 01/15/39	789	1,054,470
Bacardi Ltd. 5.15%, 05/15/38 (Call 11/15/37)(a)	427	412,302
5.30%, 05/15/48 (Call 11/15/47)(a)	363	339,661
Brown-Forman Corp. 3.75%, 01/15/43 (Call 07/15/42)	205	167,098
4.00%, 04/15/38 (Call 10/15/37)	175	160,686
4.50%, 07/15/45 (Call 01/15/45)(b)	315	294,952
Coca-Cola Co. (The) 2.50%, 06/01/40	749	576,868
2.50%, 03/15/51(b)	895	629,972
2.60%, 06/01/50(b)	867	623,418
2.75%, 06/01/60	676	490,824
2.88%, 05/05/41	679	546,935

Security	Par (000)	Value

Beverages (continued)
3.00%, 03/05/51	$1,044	$819,281
4.20%, 03/25/50	537	514,626
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	404	414,706
Constellation Brands Inc. 3.75%, 05/01/50 (Call 11/01/49)	330	261,436
4.10%, 02/15/48 (Call 08/15/47)	435	358,592
4.50%, 05/09/47 (Call 11/09/46)	367	321,479
5.25%, 11/15/48 (Call 05/15/48)	486	472,197
Diageo Capital PLC 3.88%, 04/29/43 (Call 10/29/42)	232	202,937
5.88%, 09/30/36	252	280,546
Diageo Investment Corp. 4.25%, 05/11/42(b)	350	332,519
7.45%, 04/15/35	445	556,312
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	150	134,718
Heineken NV 4.00%, 10/01/42(a)(b)	486	417,918
4.35%, 03/29/47 (Call 09/29/46)(a)	325	284,302
Keurig Dr Pepper Inc. 3.35%, 03/15/51 (Call 09/15/50)	380	275,375
3.80%, 05/01/50 (Call 11/01/49)	564	448,793
4.42%, 12/15/46 (Call 06/15/46)	287	251,225
4.50%, 11/15/45 (Call 05/15/45)	399	358,591
4.50%, 04/15/52 (Call 10/15/51)	815	727,785
5.09%, 05/25/48 (Call 11/25/47)	235	223,148
Molson Coors Beverage Co. 4.20%, 07/15/46 (Call 01/15/46)	1,188	1,000,410
5.00%, 05/01/42	963	913,587
PepsiCo Inc. 2.63%, 10/21/41 (Call 04/21/41)	756	585,724
2.75%, 10/21/51 (Call 04/21/51)	789	579,944
2.88%, 10/15/49 (Call 04/15/49)	737	564,758
3.38%, 07/29/49 (Call 01/29/49)	460	383,595
3.45%, 10/06/46 (Call 04/06/46)	694	592,723
3.50%, 03/19/40 (Call 09/19/39)	190	163,196
3.60%, 08/13/42	240	207,346
3.63%, 03/19/50 (Call 09/19/49)	728	632,357
3.88%, 03/19/60 (Call 09/19/59)	198	173,844
4.00%, 03/05/42	282	261,241
4.00%, 05/02/47 (Call 11/02/46)	70	65,090
4.20%, 07/18/52 (Call 01/18/52)(b)	450	427,570
4.25%, 10/22/44 (Call 04/22/44)	55	51,622
4.45%, 04/14/46 (Call 10/14/45)	610	606,813
4.60%, 07/17/45 (Call 01/17/45)	325	314,367
4.65%, 02/15/53 (Call 08/15/52)(b)	440	451,785
4.88%, 11/01/40	470	497,188
5.50%, 01/15/40	90	99,765
Pernod Ricard International Finance LLC, 2.75%, 10/01/50 (Call 04/01/50)(a)	257	174,101
Pernod Ricard SA, 5.50%, 01/15/42(a)	691	709,105

		49,471,726

Biotechnology — 1.9%
Amgen Inc. 2.77%, 09/01/53 (Call 03/01/53)	783	501,426
2.80%, 08/15/41 (Call 02/15/41)	972	708,306
3.00%, 01/15/52 (Call 07/15/51)	955	652,896
3.15%, 02/21/40 (Call 08/21/39)	1,439	1,119,848
3.38%, 02/21/50 (Call 08/21/49)(b)	1,562	1,154,288
4.20%, 02/22/52 (Call 08/22/51)	875	740,264

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.40%, 05/01/45 (Call 11/01/44)	$1,714	$1,512,532
4.40%, 02/22/62 (Call 08/22/61)	915	767,752
4.56%, 06/15/48 (Call 12/15/47)	1,105	1,002,956
4.66%, 06/15/51 (Call 12/15/50)	2,434	2,213,915
4.88%, 03/01/53 (Call 09/01/52)	810	761,063
4.95%, 10/01/41	552	524,343
5.15%, 11/15/41 (Call 05/15/41)	708	689,418
5.60%, 03/02/43 (Call 09/02/42)	1,625	1,672,130
5.65%, 06/15/42 (Call 12/15/41)	340	351,530
5.65%, 03/02/53 (Call 09/02/52)(b)	2,295	2,377,505
5.75%, 03/15/40(b)	360	370,798
5.75%, 03/02/63 (Call 09/02/62)	1,660	1,719,348
6.38%, 06/01/37	281	313,109
6.40%, 02/01/39	325	354,832
6.90%, 06/01/38	50	56,062
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	310	304,710
Biogen Inc. 3.15%, 05/01/50 (Call 11/01/49)	995	691,646
3.25%, 02/15/51 (Call 08/15/50)	527	374,233
5.20%, 09/15/45 (Call 03/15/45)(b)	700	701,263
CSL Finance PLC 4.63%, 04/27/42 (Call 10/27/41)(a)	205	194,025
4.75%, 04/27/52 (Call 10/27/51)(a)	835	792,982
4.95%, 04/27/62 (Call 10/27/61)(a)	355	341,623
Gilead Sciences Inc. 2.60%, 10/01/40 (Call 04/01/40)	736	542,909
2.80%, 10/01/50 (Call 04/01/50)(b)	1,134	777,251
4.00%, 09/01/36 (Call 03/01/36)	520	483,908
4.15%, 03/01/47 (Call 09/01/46)	1,160	1,028,678
4.50%, 02/01/45 (Call 08/01/44)	1,215	1,133,698
4.60%, 09/01/35 (Call 03/01/35)	757	752,920
4.75%, 03/01/46 (Call 09/01/45)	1,506	1,438,346
4.80%, 04/01/44 (Call 10/01/43)	1,200	1,160,854
5.65%, 12/01/41 (Call 06/01/41)	843	904,127
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	523	345,238
Royalty Pharma PLC 3.30%, 09/02/40 (Call 03/02/40)	694	506,323
3.35%, 09/02/51 (Call 03/02/51)	507	333,462
3.55%, 09/02/50 (Call 03/02/50)	651	447,326

		32,819,843

Building Materials — 0.6%
Carrier Global Corp. 3.38%, 04/05/40 (Call 10/05/39)	1,156	900,099
3.58%, 04/05/50 (Call 10/05/49)	1,397	1,043,472
CRH America Finance Inc. 4.40%, 05/09/47 (Call 11/09/46)(a)	200	170,132
4.50%, 04/04/48 (Call 10/04/47)(a)	529	456,177
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(a)	335	312,885
Fortune Brands Home & Security Inc., 4.50%, 03/25/52 (Call 09/25/51)	320	247,472
Holcim Capital Corp. Ltd. 6.50%, 09/12/43(a)	340	346,103
6.88%, 09/29/39(a)	185	194,397
Holcim Finance U.S. LLC, 4.75%, 09/22/46 (Call 03/22/46)(a)(b)	220	193,348
Johnson Controls International PLC 4.50%, 02/15/47 (Call 08/15/46)	408	359,663
4.63%, 07/02/44 (Call 01/02/44)	490	447,182
4.95%, 07/02/64 (Call 01/02/64)(c)	232	209,339

Security	Par (000)	Value

Building Materials (continued)
5.13%, 09/14/45 (Call 03/14/45)	$231	$224,691
6.00%, 01/15/36	227	241,868
Lafarge SA, 7.13%, 07/15/36	285	310,493
Martin Marietta Materials Inc. 3.20%, 07/15/51 (Call 01/15/51)	633	449,967
4.25%, 12/15/47 (Call 06/15/47)	384	325,636
Masco Corp. 3.13%, 02/15/51 (Call 08/15/50)(b)	254	165,804
4.50%, 05/15/47 (Call 11/15/46)(b)	282	233,519
Owens Corning 4.30%, 07/15/47 (Call 01/15/47)	357	293,912
4.40%, 01/30/48 (Call 07/30/47)	379	315,998
7.00%, 12/01/36(b)	229	258,032
Trane Technologies Global Holding Co. Ltd. 4.30%, 02/21/48 (Call 08/21/47)	205	176,772
5.75%, 06/15/43	318	332,153
Trane Technologies Luxembourg Finance SA 4.50%, 03/21/49 (Call 09/21/48)(b)	203	182,525
4.65%, 11/01/44 (Call 05/01/44)	211	189,846
Votorantim Cimentos International SA, 7.25%, 04/05/41(a)	205	218,325
Vulcan Materials Co. 4.50%, 06/15/47 (Call 12/15/46)	515	458,774
4.70%, 03/01/48 (Call 09/01/47)	274	251,127

		9,509,711

Chemicals — 1.7%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(a)	535	435,286
Air Products and Chemicals Inc. 2.70%, 05/15/40 (Call 11/15/39)	582	451,089
2.80%, 05/15/50 (Call 11/15/49)(b)	572	417,847
Albemarle Corp. 5.45%, 12/01/44 (Call 06/01/44)(b)	238	223,614
5.65%, 06/01/52 (Call 12/01/51)(b)	290	271,427
Braskem America Finance Co., 7.13%, 07/22/41
(Call 01/22/41)(a)(b)	300	275,567
Braskem Netherlands Finance BV, 5.88%, 01/31/50(a)(b)	350	267,011
CF Industries Inc. 4.95%, 06/01/43	540	471,636
5.15%, 03/15/34	540	525,020
5.38%, 03/15/44	575	528,899
Dow Chemical Co. (The) 3.60%, 11/15/50 (Call 05/15/50)(b)	706	537,986
4.25%, 10/01/34 (Call 04/01/34)	361	338,544
4.38%, 11/15/42 (Call 05/15/42)	853	750,269
4.63%, 10/01/44 (Call 04/01/44)(b)	417	370,290
4.80%, 05/15/49 (Call 11/15/48)	494	440,196
5.25%, 11/15/41 (Call 05/15/41)	721	704,235
5.55%, 11/30/48 (Call 05/30/48)	579	574,276
6.90%, 05/15/53 (Call 11/15/52)(b)	625	720,670
9.40%, 05/15/39	386	522,545
DuPont de Nemours Inc. 5.32%, 11/15/38 (Call 05/15/38)	1,252	1,265,720
5.42%, 11/15/48 (Call 05/15/48)	1,457	1,465,085
Eastman Chemical Co. 4.65%, 10/15/44 (Call 04/15/44)(b)	431	370,960
4.80%, 09/01/42 (Call 03/01/42)	565	500,021
Ecolab Inc. 2.13%, 08/15/50 (Call 02/15/50)	338	205,115
2.70%, 12/15/51 (Call 06/15/51)	645	433,393
2.75%, 08/18/55 (Call 02/18/55)	467	301,747
3.95%, 12/01/47 (Call 06/01/47)	365	315,360

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.50%, 12/08/41(b)	$200	$211,321
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	345	285,373
GC Treasury Center Co. Ltd., 4.30%, 03/18/51
(Call 09/18/50)(a)	360	268,068
International Flavors & Fragrances Inc. 3.27%, 11/15/40 (Call 05/15/40)(a)	528	376,864
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	485	332,669
4.38%, 06/01/47 (Call 12/01/46)	510	403,899
5.00%, 09/26/48 (Call 03/26/48)	620	536,996
Linde Inc./CT 2.00%, 08/10/50 (Call 02/10/50)	177	104,463
3.55%, 11/07/42 (Call 05/07/42)	500	417,301
Lubrizol Corp. (The), 6.50%, 10/01/34(b)	385	449,943
LYB International Finance BV 4.88%, 03/15/44 (Call 09/15/43)	699	620,641
5.25%, 07/15/43	550	503,837
LYB International Finance III LLC 3.38%, 10/01/40 (Call 04/01/40)	622	459,962
3.63%, 04/01/51 (Call 04/01/50)(b)	757	536,881
3.80%, 10/01/60 (Call 04/01/60)	378	258,759
4.20%, 10/15/49 (Call 04/15/49)	762	589,767
4.20%, 05/01/50 (Call 11/01/49)	673	521,844
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	635	518,180
Mosaic Co. (The) 4.88%, 11/15/41 (Call 05/15/41)	330	294,630
5.45%, 11/15/33 (Call 05/15/33)(b)	163	164,294
5.63%, 11/15/43 (Call 05/15/43)	210	203,602
Nutrien Ltd. 3.95%, 05/13/50 (Call 11/13/49)	376	300,956
4.13%, 03/15/35 (Call 09/15/34)	352	320,824
4.90%, 06/01/43 (Call 12/01/42)	335	311,101
5.00%, 04/01/49 (Call 10/01/48)	501	465,635
5.25%, 01/15/45 (Call 07/15/44)(b)	318	304,533
5.63%, 12/01/40	450	451,689
5.80%, 03/27/53 (Call 09/27/52)	355	368,779
5.88%, 12/01/36	361	381,354
6.13%, 01/15/41 (Call 07/15/40)	160	168,042
Orbia Advance Corp. SAB de CV 5.50%, 01/15/48 (Call 07/15/47)(a)	200	164,300
5.88%, 09/17/44(a)	756	654,197
PPG Industries Inc., 5.50%, 11/15/40	50	48,607
RPM International Inc. 4.25%, 01/15/48 (Call 07/15/47)	195	151,267
5.25%, 06/01/45 (Call 12/01/44)(b)	199	181,849
Sherwin-Williams Co. (The) 2.90%, 03/15/52 (Call 09/15/51)	410	268,050
3.30%, 05/15/50 (Call 11/15/49)(b)	273	195,209
3.80%, 08/15/49 (Call 02/15/49)	471	366,319
4.00%, 12/15/42 (Call 06/15/42)	205	169,056
4.50%, 06/01/47 (Call 12/01/46)	799	707,522
4.55%, 08/01/45 (Call 02/01/45)(b)	317	278,734
Sociedad Quimica y Minera de Chile SA 3.50%, 09/10/51 (Call 03/10/51)(a)	250	174,375
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	310	244,822
Westlake Corp. 2.88%, 08/15/41 (Call 02/15/41)	267	181,309
3.13%, 08/15/51 (Call 02/15/51)	478	305,885
3.38%, 08/15/61 (Call 02/15/61)	321	200,471
4.38%, 11/15/47 (Call 05/15/47)	330	264,406

Security	Par (000)	Value

Chemicals (continued)
5.00%, 08/15/46 (Call 02/15/46)	$480	$420,807

		29,793,200

Coal — 0.1%
Teck Resources Ltd. 5.20%, 03/01/42 (Call 09/01/41)(b)	245	227,117
5.40%, 02/01/43 (Call 08/01/42)	245	233,173
6.00%, 08/15/40 (Call 02/15/40)(b)	290	295,180
6.13%, 10/01/35	150	156,254
6.25%, 07/15/41 (Call 01/15/41)	242	252,200

		1,163,924

Commercial Services — 1.8%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41 (Call 02/01/41)(a)	120	78,238
American University (The), Series 2019, 3.67%, 04/01/49	345	285,467
Ashtead Capital Inc., 5.55%, 05/30/33 (Call 02/28/33)(a)	500	497,575
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	323	246,966
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	130	87,347
California Institute of Technology 3.65%, 09/01/2119 (Call 03/01/2119)	108	76,681
4.32%, 08/01/45	298	280,851
4.70%, 11/01/2111	345	311,555
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)	195	190,864
Cintas Corp. No. 2, 6.15%, 08/15/36(b)	175	194,428
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/2121)	150	107,325
DP World Ltd./United Arab Emirates 4.70%, 09/30/49 (Call 03/30/49)(a)	380	331,317
5.63%, 09/25/48(a)	1,029	998,134
6.85%, 07/02/37(a)(b)	880	982,525
Duke University 3.20%, 10/01/38(b)	175	144,846
3.30%, 10/01/46	180	146,540
Series 2020, 2.68%, 10/01/44	282	215,617
Series 2020, 2.76%, 10/01/50(b)	214	155,427
Series 2020, 2.83%, 10/01/55	380	277,626
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	315	237,195
Equifax Inc., 7.00%, 07/01/37	200	219,248
ERAC USA Finance LLC 4.20%, 11/01/46 (Call 05/01/46)(a)	195	169,206
4.50%, 02/15/45 (Call 08/15/44)(a)	194	174,195
5.40%, 05/01/53 (Call 11/01/52)	440	442,685
5.63%, 03/15/42(a)(b)	422	434,807
6.70%, 06/01/34(a)(b)	335	385,364
7.00%, 10/15/37(a)(b)	875	1,041,153
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	170	147,241
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(b)	105	70,142
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	350	218,800
George Washington University (The) 4.87%, 09/15/45(b)	230	224,043
Series 2014, 4.30%, 09/15/44	272	249,506
Series 2016, 3.55%, 09/15/46(b)	225	180,908
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	412	364,366

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	$121	$83,612
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	185	174,911
Series B, 4.32%, 04/01/49 (Call 10/01/48)	385	343,243
Global Payments Inc. 4.15%, 08/15/49 (Call 02/15/49)	374	279,988
5.95%, 08/15/52 (Call 02/15/52)(b)	595	577,519
Howard University, 5.21%, 10/01/52 (Call 10/01/32)(b)	215	178,798
ITR Concession Co. LLC, 5.18%, 07/15/35 (Call 01/15/35)(a)	110	109,093
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	293	264,664
Series A, 2.81%, 01/01/60 (Call 07/01/59)(b)	215	147,023
Leland Stanford Junior University (The) 2.41%, 06/01/50 (Call 12/01/49)	333	227,078
3.46%, 05/01/47	185	155,503
3.65%, 05/01/48 (Call 11/01/47)	502	440,777
Massachusetts Institute of Technology 3.07%, 04/01/52 (Call 10/01/51)	210	164,113
3.89%, 07/01/2116	189	147,635
3.96%, 07/01/38	114	107,403
4.68%, 07/01/2114	404	384,635
5.60%, 07/01/2111	492	557,980
Series F, 2.99%, 07/01/50 (Call 01/01/50)	344	268,055
Series G, 2.29%, 07/01/51 (Call 01/01/51)(b)	420	277,195
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	176	143,664
Moody’s Corp. 2.55%, 08/18/60 (Call 02/18/60)	90	51,590
2.75%, 08/19/41 (Call 02/19/41)	390	283,262
3.10%, 11/29/61 (Call 05/29/61)(b)	350	233,078
3.25%, 05/20/50 (Call 11/20/49)	179	130,284
3.75%, 02/25/52 (Call 08/25/51)(b)	440	352,140
4.88%, 12/17/48 (Call 06/17/48)	364	342,691
5.25%, 07/15/44	415	409,249
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	245	173,468
Northwestern University 3.69%, 12/01/38(b)	260	237,013
3.87%, 12/01/48(b)	230	207,013
4.64%, 12/01/44	380	373,098
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)(b)	180	145,354
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	75	53,627
PayPal Holdings Inc. 3.25%, 06/01/50 (Call 12/01/49)	685	494,771
5.05%, 06/01/52 (Call 12/01/51)(b)	750	720,637
5.25%, 06/01/62 (Call 12/01/61)(b)	320	308,419
President and Fellows of Harvard College 2.52%, 10/15/50 (Call 04/15/50)	347	239,147
3.15%, 07/15/46 (Call 01/15/46)	385	310,039
3.30%, 07/15/56 (Call 01/15/56)	335	262,528
3.62%, 10/01/37	252	225,744
3.75%, 11/15/52 (Call 05/15/52)	200	178,209
4.88%, 10/15/40	150	157,042
6.50%, 01/15/39(a)	455	545,196
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	305	214,611
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	467	318,171
S&P Global Inc. 2.30%, 08/15/60 (Call 02/15/60)	450	264,264
3.25%, 12/01/49 (Call 06/01/49)	518	391,818

Security	Par (000)	Value

Commercial Services (continued)
3.70%, 03/01/52 (Call 09/01/51)	$745	$622,915
3.90%, 03/01/62 (Call 09/01/61)	360	299,970
4.50%, 05/15/48 (Call 11/15/47)(b)	200	182,799
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	340	262,111
Trustees of Boston College 3.13%, 07/01/52(b)	302	229,841
3.99%, 07/01/47	100	87,129
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)(b)	255	232,244
Trustees of Dartmouth College, 3.47%, 06/01/46	255	212,593
Trustees of Princeton University (The) 4.20%, 03/01/52 (Call 09/01/51)	5	4,847
5.70%, 03/01/39	731	828,539
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(b)	155	110,504
Trustees of the University of Pennsylvania (The) 3.61%, 02/15/2119 (Call 08/15/2118)	140	102,964
4.67%, 09/01/2112	250	230,552
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	205	133,872
Trustees of Tufts College 3.10%, 08/15/51 (Call 02/15/51)	115	81,280
Series 2012, 5.02%, 04/15/2112(b)	190	163,718
University of Chicago (The) 3.00%, 10/01/52 (Call 04/01/52)	130	96,897
4.00%, 10/01/53 (Call 04/01/53)	360	324,343
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)(b)	235	187,707
Series C, 2.55%, 04/01/50 (Call 10/01/49)(b)	250	176,124
University of Miami, 4.06%, 04/01/52(b)	370	320,354
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	279	236,040
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)(b)	318	267,859
University of Southern California 2.81%, 10/01/50 (Call 04/01/50)	210	151,889
3.03%, 10/01/39	610	512,602
5.25%, 10/01/2111(b)	220	233,172
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	360	322,940
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	244	182,164
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)(b)	70	44,920
Verisk Analytics Inc. 3.63%, 05/15/50 (Call 11/15/49)	364	267,805
5.50%, 06/15/45 (Call 12/15/44)	273	267,609
Washington University (The) 3.52%, 04/15/54 (Call 10/15/53)	600	499,280
4.35%, 04/15/2122 (Call 10/15/2121)(b)	110	94,185
Wesleyan University, 4.78%, 07/01/2116	156	136,145
William Marsh Rice University 3.57%, 05/15/45	68	58,553
3.77%, 05/15/55(b)	230	203,190
WK Kellogg Foundation Trust, 2.44%, 10/01/50 (Call 04/01/50)(a)(b)	120	79,222
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	366	249,360

		31,521,778

Computers — 2.0%
Apple Inc. 2.38%, 02/08/41 (Call 08/08/40)(b)	1,005	753,924
2.40%, 08/20/50 (Call 02/20/50)	940	638,733
2.55%, 08/20/60 (Call 02/20/60)	1,181	782,580
2.65%, 05/11/50 (Call 11/11/49)	1,775	1,259,667
2.65%, 02/08/51 (Call 08/08/50)	1,796	1,262,277

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.70%, 08/05/51 (Call 02/05/51)	$1,275	$902,054
2.80%, 02/08/61 (Call 02/08/60)	1,287	873,704
2.85%, 08/05/61 (Call 02/05/61)	930	640,585
2.95%, 09/11/49 (Call 03/11/49)	1,066	808,157
3.45%, 02/09/45	1,415	1,209,037
3.75%, 09/12/47 (Call 03/12/47)	740	647,635
3.75%, 11/13/47 (Call 05/13/47)	902	789,812
3.85%, 05/04/43	2,099	1,916,073
3.85%, 08/04/46 (Call 02/04/46)	1,431	1,280,603
3.95%, 08/08/52 (Call 02/08/52)	1,270	1,133,092
4.10%, 08/08/62 (Call 02/08/62)	900	797,864
4.25%, 02/09/47 (Call 08/09/46)	690	661,395
4.38%, 05/13/45	1,392	1,348,172
4.45%, 05/06/44	627	628,106
4.50%, 02/23/36 (Call 08/23/35)(b)	693	719,452
4.65%, 02/23/46 (Call 08/23/45)	2,738	2,755,253
Dell Inc. 5.40%, 09/10/40(b)	225	205,891
6.50%, 04/15/38(b)	415	424,962
Dell International LLC/EMC Corp. 3.38%, 12/15/41 (Call 06/15/41)(a)	710	504,001
3.45%, 12/15/51 (Call 06/15/51)(a)(b)	885	581,739
8.10%, 07/15/36 (Call 01/15/36)	567	665,572
8.35%, 07/15/46 (Call 01/15/46)	529	651,667
Hewlett Packard Enterprise Co. 6.20%, 10/15/35 (Call 04/15/35)(b)	554	598,877
6.35%, 10/15/45 (Call 04/15/45)	1,025	1,061,268
HP Inc., 6.00%, 09/15/41(b)	937	950,243
International Business Machines Corp. 2.85%, 05/15/40 (Call 11/15/39)	610	452,289
2.95%, 05/15/50 (Call 11/15/49)(b)	480	324,707
3.43%, 02/09/52 (Call 08/09/51)	545	399,799
4.00%, 06/20/42(b)	784	671,394
4.15%, 05/15/39	1,372	1,217,485
4.25%, 05/15/49	2,053	1,772,825
4.70%, 02/19/46(b)	547	500,994
4.90%, 07/27/52 (Call 01/27/52)	610	569,308
5.10%, 02/06/53 (Call 08/06/52)(b)	260	251,873
5.60%, 11/30/39	565	587,199
7.13%, 12/01/96(b)	137	177,535
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)	327	220,853

		34,598,656

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co. 3.70%, 08/01/47 (Call 02/01/47)	325	292,364
4.00%, 08/15/45	460	428,148
Estee Lauder Companies Inc. (The) 3.13%, 12/01/49 (Call 06/01/49)	263	203,594
3.70%, 08/15/42	231	193,341
4.15%, 03/15/47 (Call 09/15/46)	304	277,956
4.38%, 06/15/45 (Call 12/15/44)	315	295,848
6.00%, 05/15/37	305	347,468
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 03/24/52 (Call 09/24/51)(b)	655	553,533
Kenvue Inc. 5.05%, 03/22/53 (Call 09/22/52)	1,110	1,152,315
5.10%, 03/22/43 (Call 09/22/42)	570	590,704
5.20%, 03/22/63 (Call 09/22/62)(a)	480	499,137
Procter & Gamble Co. (The) 3.50%, 10/25/47	170	145,447

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.55%, 03/25/40	$396	$355,109
3.60%, 03/25/50	491	432,736
5.50%, 02/01/34	160	175,927
5.55%, 03/05/37	765	875,380
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(b)	312	218,783

		7,037,790

Distribution & Wholesale — 0.1%
WW Grainger Inc. 3.75%, 05/15/46 (Call 11/15/45)(b)	260	214,124
4.20%, 05/15/47 (Call 11/15/46)	275	245,189
4.60%, 06/15/45 (Call 12/15/44)	676	645,936

		1,105,249

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.40%, 10/29/33 (Call 07/29/33)	1,147	921,641
3.85%, 10/29/41 (Call 04/29/41)(b)	1,077	808,888
American Express Co., 4.05%, 12/03/42(b)	888	804,900
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(a)(b)	300	199,288
Blackstone Holdings Finance Co. LLC 2.80%, 09/30/50 (Call 03/30/50)(a)	283	164,519
2.85%, 08/05/51 (Call 02/05/51)(a)	330	194,702
3.20%, 01/30/52 (Call 07/30/51)(a)	615	391,674
3.50%, 09/10/49 (Call 03/10/49)(a)	285	194,024
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	200	151,298
4.45%, 07/15/45(a)(b)	200	164,378
5.00%, 06/15/44(a)	341	296,041
6.25%, 08/15/42(a)	340	345,173
Blue Owl Finance LLC, 4.13%, 10/07/51 (Call 04/07/51)(a)	240	152,411
Brookfield Finance Inc. 3.50%, 03/30/51 (Call 09/30/50)(b)	502	339,052
3.63%, 02/15/52 (Call 08/15/51)	315	215,481
4.70%, 09/20/47 (Call 03/20/47)	554	481,138
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	436	298,219
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50) .	623	362,653
CME Group Inc. 4.15%, 06/15/48 (Call 12/15/47)(b)	486	446,148
5.30%, 09/15/43 (Call 03/15/43)	649	686,812
FMR LLC 5.15%, 02/01/43(a)	250	229,251
6.45%, 11/15/39(a)(b)	250	268,084
6.50%, 12/14/40(a)	317	338,518
Franklin Resources Inc., 2.95%, 08/12/51 (Call 02/12/51)	235	153,179
Invesco Finance PLC, 5.38%, 11/30/43	271	271,302
Jefferies Financial Group Inc. 6.25%, 01/15/36(b)	275	289,674
6.50%, 01/20/43(b)	339	352,889
6.63%, 10/23/43 (Call 07/23/43)(b)	188	193,808
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	356	340,032
Legg Mason Inc., 5.63%, 01/15/44.	355	360,091
LSEGA Financing PLC, 3.20%, 04/06/41 (Call 10/06/40)(a).	576	443,486
Mastercard Inc. 2.95%, 03/15/51 (Call 09/15/50)	461	348,904
3.65%, 06/01/49 (Call 12/01/48)	698	599,659
3.80%, 11/21/46 (Call 05/21/46)(b)	459	402,373
3.85%, 03/26/50 (Call 09/26/49)	1,024	907,089
3.95%, 02/26/48 (Call 08/26/47)(b)	357	322,232

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nasdaq Inc. 2.50%, 12/21/40 (Call 06/21/40)	$448	$300,826
3.25%, 04/28/50 (Call 10/28/49)(b)	378	262,890
3.95%, 03/07/52 (Call 09/07/51)	410	323,607
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)(b)	235	194,633
Raymond James Financial Inc. 3.75%, 04/01/51 (Call 10/01/50)	569	424,922
4.95%, 07/15/46	521	479,991
Visa Inc. 2.00%, 08/15/50 (Call 02/15/50)(b)	1,193	754,673
2.70%, 04/15/40 (Call 10/15/39)	816	649,854
3.65%, 09/15/47 (Call 03/15/47)	609	533,352
4.15%, 12/14/35 (Call 06/14/35)	992	976,507
4.30%, 12/14/45 (Call 06/14/45)	2,240	2,174,093
Voya Financial Inc. 4.80%, 06/15/46	158	133,890
5.70%, 07/15/43	240	235,316
Western Union Co. (The) 6.20%, 11/17/36	417	433,032
6.20%, 06/21/40	220	219,298

		21,535,895

Electric — 12.5%
Abu Dhabi National Energy Co. PJSC 3.40%, 04/29/51 (Call 10/29/50)(a)	577	445,167
4.00%, 10/03/49(a)	243	211,070
6.50%, 10/27/36(a)(b)	560	646,063
AEP Texas Inc. 3.45%, 05/15/51 (Call 11/15/50)	396	290,769
3.80%, 10/01/47 (Call 04/01/47)	258	198,554
5.25%, 05/15/52 (Call 11/15/51)	360	354,421
Series G, 4.15%, 05/01/49 (Call 11/01/48)	234	195,983
Series H, 3.45%, 01/15/50 (Call 07/15/49)	305	227,483
AEP Transmission Co. LLC 3.15%, 09/15/49 (Call 03/15/49)(b)	280	205,714
3.75%, 12/01/47 (Call 06/01/47)	370	306,340
3.80%, 06/15/49 (Call 12/15/48)	282	233,211
4.00%, 12/01/46 (Call 06/01/46)	105	91,248
4.25%, 09/15/48 (Call 03/15/48)	204	181,390
4.50%, 06/15/52 (Call 12/15/51)(b)	360	333,157
5.40%, 03/15/53 (Call 09/15/52)	235	247,547
Series M, 3.65%, 04/01/50 (Call 10/01/49)	352	281,495
Series N, 2.75%, 08/15/51 (Call 02/15/51)(b)	262	175,353
Alabama Power Co. 3.00%, 03/15/52 (Call 09/15/51)	315	216,622
3.13%, 07/15/51 (Call 01/15/51)	385	274,439
3.45%, 10/01/49 (Call 04/01/49)	497	374,605
3.75%, 03/01/45 (Call 09/01/44)	590	479,053
3.85%, 12/01/42(b)	220	186,253
4.10%, 01/15/42(b)	90	76,620
4.15%, 08/15/44 (Call 02/15/44)	352	305,287
4.30%, 01/02/46 (Call 07/02/45)	255	222,601
5.50%, 03/15/41	293	290,754
6.00%, 03/01/39(b)	247	262,369
6.13%, 05/15/38(b)	120	132,290
Series 11-C, 5.20%, 06/01/41	220	212,091
Series A, 4.30%, 07/15/48 (Call 01/15/48)	342	299,194
Series B, 3.70%, 12/01/47 (Call 06/01/47)	505	402,923
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(a)	542	392,364

Security	Par (000)	Value

Electric (continued)
Ameren Illinois Co. 2.90%, 06/15/51 (Call 12/15/50)	$232	$160,915
3.25%, 03/15/50 (Call 09/15/49)	242	181,753
3.70%, 12/01/47 (Call 06/01/47)	362	303,771
4.15%, 03/15/46 (Call 09/15/45)	340	294,814
4.30%, 07/01/44 (Call 01/01/44)	95	81,649
4.50%, 03/15/49 (Call 09/15/48)	330	307,078
4.80%, 12/15/43 (Call 06/15/43)(b)	240	220,254
5.90%, 12/01/52 (Call 06/01/52)	190	215,131
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	257	181,477
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(a)	231	223,986
Appalachian Power Co. 4.40%, 05/15/44 (Call 11/15/43)	221	191,751
4.45%, 06/01/45 (Call 12/01/44)	246	211,491
7.00%, 04/01/38	370	436,114
Series L, 5.80%, 10/01/35(b)	290	303,037
Series P, 6.70%, 08/15/37	170	187,432
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	331	286,904
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	305	234,474
Arizona Public Service Co. 2.65%, 09/15/50 (Call 03/15/50)	225	141,522
3.35%, 05/15/50 (Call 11/15/49)	264	186,304
3.50%, 12/01/49 (Call 06/01/49)	212	153,226
3.75%, 05/15/46 (Call 11/15/45)	271	206,012
4.20%, 08/15/48 (Call 02/15/48)	198	160,941
4.25%, 03/01/49 (Call 09/01/48)	246	200,265
4.35%, 11/15/45 (Call 05/15/45)	217	179,769
4.50%, 04/01/42 (Call 10/01/41)	456	398,142
4.70%, 01/15/44 (Call 07/15/43)	185	160,798
5.05%, 09/01/41 (Call 03/01/41)	270	253,731
5.50%, 09/01/35(b)	195	195,406
Avista Corp. 4.00%, 04/01/52 (Call 10/01/51)	260	217,468
4.35%, 06/01/48 (Call 12/01/47)	151	135,341
Baltimore Gas & Electric Co. 2.90%, 06/15/50 (Call 12/15/49)	288	200,431
3.20%, 09/15/49 (Call 03/15/49)	257	191,495
3.50%, 08/15/46 (Call 02/15/46)	325	252,619
3.75%, 08/15/47 (Call 02/15/47)	289	232,173
4.25%, 09/15/48 (Call 03/15/48)	295	258,982
4.55%, 06/01/52 (Call 12/01/51)	360	332,495
6.35%, 10/01/36(b)	140	157,678
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	144	124,322
Berkshire Hathaway Energy Co. 2.85%, 05/15/51 (Call 11/15/50)	1,006	694,822
3.80%, 07/15/48 (Call 01/15/48)	537	441,023
4.25%, 10/15/50 (Call 04/15/50)	618	539,373
4.45%, 01/15/49 (Call 07/15/48)	663	601,601
4.50%, 02/01/45 (Call 08/01/44)	543	497,734
4.60%, 05/01/53 (Call 11/01/52)	390	363,374
5.15%, 11/15/43 (Call 05/15/43)	243	243,846
5.95%, 05/15/37	400	438,745
6.13%, 04/01/36	1,252	1,403,085
Black Hills Corp. 3.88%, 10/15/49 (Call 04/15/49)	209	159,397
4.20%, 09/15/46 (Call 03/15/46)	235	188,328
4.35%, 05/01/33 (Call 02/01/33)	96	88,930

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(a)	$190	$163,388
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42 (Call 02/01/42)	550	451,927
3.60%, 03/01/52 (Call 09/01/51)	190	152,114
3.95%, 03/01/48 (Call 09/01/47)	290	245,971
4.50%, 04/01/44 (Call 10/01/43)	452	418,168
5.30%, 04/01/53 (Call 10/01/52)	45	47,110
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	515	461,292
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	256	179,838
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	345	265,265
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)(b)	236	234,325
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	162	124,304
CEZ AS, 5.63%, 04/03/42(a)(b)	223	213,762
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	175	153,907
Cleco Power LLC 6.00%, 12/01/40(b)	188	189,419
6.50%, 12/01/35	260	275,805
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36 .	287	296,701
CMS Energy Corp. 4.70%, 03/31/43 (Call 09/30/42)	210	185,419
4.88%, 03/01/44 (Call 09/01/43)(b)	276	256,381
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)(b)	227	216,911
Comision Federal de Electricidad 3.88%, 07/26/33 (Call 04/26/33)(a)	489	377,312
4.68%, 02/09/51 (Call 08/09/50)(a)	362	244,082
5.75%, 02/14/42(a)	461	386,203
6.13%, 06/16/45(a)	500	430,450
6.26%, 02/15/52 (Call 08/15/51)(a)	305	256,003
Commonwealth Edison Co. 3.00%, 03/01/50 (Call 09/01/49)	323	231,051
3.65%, 06/15/46 (Call 12/15/45)	510	411,001
3.70%, 03/01/45 (Call 09/01/44)	308	249,995
3.80%, 10/01/42 (Call 04/01/42)	310	262,478
4.00%, 03/01/48 (Call 09/01/47)	306	262,398
4.00%, 03/01/49 (Call 09/01/48)	373	316,401
4.35%, 11/15/45 (Call 05/15/45)	308	278,904
4.60%, 08/15/43 (Call 02/15/43)	260	246,113
4.70%, 01/15/44 (Call 07/15/43)	250	237,600
5.30%, 02/01/53 (Call 08/01/52)	240	250,510
6.45%, 01/15/38	299	346,835
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	482	396,543
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	345	255,945
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	549	398,059
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	330	222,596
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	360	298,581
Connecticut Light & Power Co. (The) 4.00%, 04/01/48 (Call 10/01/47)	222	192,834
4.30%, 04/15/44 (Call 10/15/43)	374	334,522
5.25%, 01/15/53 (Call 07/15/52)	335	351,117
6.35%, 06/01/36(b)	200	220,417
Series A, 4.15%, 06/01/45 (Call 12/01/44)(b)	237	205,242
Consolidated Edison Co. of New York Inc. 3.20%, 12/01/51 (Call 06/01/51)	400	290,720
3.60%, 06/15/61 (Call 12/15/60)	515	394,609
3.70%, 11/15/59 (Call 05/15/59)	488	369,035
3.85%, 06/15/46 (Call 12/15/45)	392	318,500
3.95%, 03/01/43 (Call 09/01/42)(b)	500	423,293
4.45%, 03/15/44 (Call 09/15/43)	555	503,603

Security	Par (000)	Value

Electric (continued)
4.50%, 12/01/45 (Call 06/01/45)(b)	$438	$393,736
4.50%, 05/15/58 (Call 11/15/57)	476	416,137
4.63%, 12/01/54 (Call 06/01/54)	568	512,851
5.70%, 06/15/40	325	335,532
6.15%, 11/15/52 (Call 05/15/52)	455	512,442
Series 05-A, 5.30%, 03/01/35.	248	254,716
Series 06-A, 5.85%, 03/15/36.	397	422,202
Series 06-B, 6.20%, 06/15/36(b)	315	349,279
Series 06-E, 5.70%, 12/01/36.	255	266,585
Series 07-A, 6.30%, 08/15/37.	410	458,477
Series 08-B, 6.75%, 04/01/38.	395	460,421
Series 09-C, 5.50%, 12/01/39.	370	375,412
Series 12-A, 4.20%, 03/15/42.	355	309,955
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	321	261,729
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	661	553,314
Series A, 4.13%, 05/15/49 (Call 11/15/48)	418	352,237
Series C, 3.00%, 12/01/60 (Call 06/01/60)	365	241,873
Series C, 4.00%, 11/15/57 (Call 05/15/57)	234	190,320
Series C, 4.30%, 12/01/56 (Call 06/01/56)	291	245,598
Series E, 4.65%, 12/01/48 (Call 06/01/48)	424	388,375
Consorcio Transmantaro SA 4.70%, 04/16/34(a)	215	198,928
5.20%, 04/11/38 (Call 01/11/38)(a)	465	429,639
Constellation Energy Generation LLC 5.60%, 06/15/42 (Call 12/15/41)	473	467,682
6.25%, 10/01/39	653	692,349
Consumers Energy Co. 2.50%, 05/01/60 (Call 11/01/59)	308	182,114
2.65%, 08/15/52 (Call 02/15/52)	230	155,374
3.10%, 08/15/50 (Call 02/15/50)	476	345,975
3.25%, 08/15/46 (Call 02/15/46)	290	221,207
3.50%, 08/01/51 (Call 02/01/51)	461	360,801
3.75%, 02/15/50 (Call 08/15/49)	243	200,337
3.95%, 05/15/43 (Call 11/15/42)	324	278,936
3.95%, 07/15/47 (Call 01/15/47)	240	205,220
4.05%, 05/15/48 (Call 11/15/47)	400	347,255
4.10%, 11/15/45 (Call 05/15/45)	20	16,666
4.20%, 09/01/52 (Call 03/01/52)(b)	315	278,963
4.35%, 04/15/49 (Call 10/15/48)	355	324,038
4.35%, 08/31/64 (Call 02/28/64)	184	155,728
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	266	207,796
Delmarva Power & Light Co. 4.00%, 06/01/42 (Call 12/01/41)	200	165,221
4.15%, 05/15/45 (Call 11/15/44)	310	264,259
Dominion Energy Inc. 4.70%, 12/01/44 (Call 06/01/44)	332	297,568
4.85%, 08/15/52 (Call 02/15/52)(b)	445	405,912
7.00%, 06/15/38	274	317,255
Series A, 4.60%, 03/15/49 (Call 09/15/48)	205	181,743
Series B, 3.30%, 04/15/41 (Call 10/15/40)(b)	389	299,649
Series B, 5.95%, 06/15/35	299	320,567
Series C, 4.05%, 09/15/42 (Call 03/15/42)	285	231,455
Series C, 4.90%, 08/01/41 (Call 02/01/41)	429	394,329
Series F, 5.25%, 08/01/33	290	293,447
Dominion Energy South Carolina Inc. 4.60%, 06/15/43 (Call 12/15/42)	313	290,513
5.10%, 06/01/65 (Call 12/01/64)	156	158,175
5.30%, 05/15/33	185	191,900
5.45%, 02/01/41 (Call 08/01/40)	240	246,586

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.05%, 01/15/38	$278	$307,242
DTE Electric Co. 2.95%, 03/01/50 (Call 09/01/49)	140	99,366
3.70%, 03/15/45 (Call 09/15/44)	131	107,780
3.70%, 06/01/46 (Call 12/01/45)	210	169,504
3.75%, 08/15/47 (Call 02/15/47)	310	253,850
3.95%, 06/15/42 (Call 12/15/41)	183	150,631
3.95%, 03/01/49 (Call 09/01/48)	473	403,321
4.30%, 07/01/44 (Call 01/01/44)	191	170,720
5.40%, 04/01/53 (Call 10/01/52)	430	455,282
5.70%, 10/01/37(b)	193	199,348
Series A, 4.00%, 04/01/43 (Call 10/01/42)	241	209,608
Series A, 4.05%, 05/15/48 (Call 11/15/47)	340	292,104
Series A, 6.63%, 06/01/36	355	398,011
Series B, 3.25%, 04/01/51 (Call 10/01/50)	282	210,621
Series B, 3.65%, 03/01/52 (Call 09/01/51)(b)	360	290,367
Duke Energy Carolinas LLC 3.20%, 08/15/49 (Call 02/15/49)	441	328,084
3.45%, 04/15/51 (Call 10/15/50)	249	190,434
3.55%, 03/15/52 (Call 09/15/51)	380	300,770
3.70%, 12/01/47 (Call 06/01/47)	417	337,787
3.75%, 06/01/45 (Call 12/01/44)	402	331,303
3.88%, 03/15/46 (Call 09/15/45)	383	317,507
3.95%, 03/15/48 (Call 09/15/47)	403	336,877
4.00%, 09/30/42 (Call 03/30/42)	478	413,138
4.25%, 12/15/41 (Call 06/15/41)	464	418,049
5.30%, 02/15/40	390	407,764
5.35%, 01/15/53 (Call 07/15/52)(b)	390	409,214
6.00%, 01/15/38	399	436,526
6.05%, 04/15/38	374	413,620
6.10%, 06/01/37	333	365,968
Duke Energy Corp. 3.30%, 06/15/41 (Call 12/15/40)	537	410,561
3.50%, 06/15/51 (Call 12/15/50)	537	398,184
3.75%, 09/01/46 (Call 03/01/46)	1,038	815,150
3.95%, 08/15/47 (Call 02/15/47)	406	323,019
4.20%, 06/15/49 (Call 12/15/48)	433	358,144
4.80%, 12/15/45 (Call 06/15/45)	442	409,995
5.00%, 08/15/52 (Call 02/15/52)(b)	805	755,291
Duke Energy Florida LLC 3.00%, 12/15/51 (Call 06/15/51)	315	221,560
3.40%, 10/01/46 (Call 04/01/46)	403	313,495
3.85%, 11/15/42 (Call 05/15/42)	275	233,746
4.20%, 07/15/48 (Call 01/15/48)	282	248,001
5.65%, 04/01/40	271	285,284
5.95%, 11/15/52 (Call 05/15/52)(b)	390	444,009
6.35%, 09/15/37	376	423,471
6.40%, 06/15/38	535	609,532
Duke Energy Indiana LLC 2.75%, 04/01/50 (Call 10/01/49)	395	263,282
3.75%, 05/15/46 (Call 11/15/45)	296	239,660
5.40%, 04/01/53 (Call 10/01/52)	335	346,207
6.12%, 10/15/35	300	325,007
6.35%, 08/15/38	405	463,530
6.45%, 04/01/39	300	339,807
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	209	181,245
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	226	219,933
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	351	259,026
Duke Energy Ohio Inc. 3.70%, 06/15/46 (Call 12/15/45)	298	232,850

Security	Par (000)	Value

Electric (continued)
4.30%, 02/01/49 (Call 08/01/48)	$312	$269,222
5.65%, 04/01/53 (Call 10/01/52)	130	138,027
Duke Energy Progress LLC 2.50%, 08/15/50 (Call 02/15/50)	435	276,142
2.90%, 08/15/51 (Call 02/15/51)	317	217,476
3.60%, 09/15/47 (Call 03/15/47)	415	324,751
3.70%, 10/15/46 (Call 04/15/46)	386	308,109
4.00%, 04/01/52 (Call 10/01/51)	310	261,860
4.10%, 05/15/42 (Call 11/15/41)	362	317,745
4.10%, 03/15/43 (Call 09/15/42)	326	283,814
4.15%, 12/01/44 (Call 06/01/44)	329	286,156
4.20%, 08/15/45 (Call 02/15/45)	467	406,523
4.38%, 03/30/44 (Call 09/30/43)	205	184,687
5.35%, 03/15/53 (Call 09/15/52)	385	400,530
6.30%, 04/01/38(b)	270	303,587
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	694	766,124
El Paso Electric Co. 5.00%, 12/01/44 (Call 06/01/44)(b)	180	163,687
6.00%, 05/15/35(b)	456	477,079
Electricite de France SA 4.75%, 10/13/35 (Call 04/13/35)(a)(b)	278	253,262
4.88%, 09/21/38 (Call 03/21/38)(a)	341	308,242
4.88%, 01/22/44(a)	588	509,594
4.95%, 10/13/45 (Call 04/13/45)(a)	713	625,280
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	1,244	1,106,598
5.25%, 10/13/55 (Call 04/13/55)(a)	201	173,173
5.60%, 01/27/40(a)	605	580,547
6.00%, 01/22/2114(a)(b)	414	394,744
6.95%, 01/26/39(a)	1,375	1,503,218
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)(b)	220	229,527
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	721	599,137
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(a)(b)	215	208,864
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(a) .	325	264,875
Enel Finance America LLC, 2.88%, 07/12/41 (Call 01/12/41)(a)	275	183,127
Enel Finance International NV 4.75%, 05/25/47(a)	757	656,047
5.50%, 06/15/52 (Call 12/15/51)(a)	630	571,979
6.00%, 10/07/39(a)	1,242	1,242,196
6.80%, 09/15/37(a)(b)	743	795,754
7.75%, 10/14/52 (Call 04/14/52)(a)	740	865,109
Entergy Arkansas LLC 2.65%, 06/15/51 (Call 12/15/50)	542	353,584
3.35%, 06/15/52 (Call 12/15/51)	290	215,858
4.20%, 04/01/49 (Call 10/01/48)(b)	408	352,819
4.95%, 12/15/44 (Call 12/15/24)	320	297,710
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	410	313,926
Entergy Louisiana LLC 2.90%, 03/15/51 (Call 09/15/50)	511	350,485
3.10%, 06/15/41 (Call 12/15/40)	374	291,757
4.20%, 09/01/48 (Call 03/01/48)	544	473,877
4.20%, 04/01/50 (Call 10/01/49)	386	334,628
4.75%, 09/15/52 (Call 03/15/52)	355	337,186
4.95%, 01/15/45 (Call 01/15/25)	485	461,834
Entergy Mississippi LLC 3.50%, 06/01/51 (Call 12/01/50)(b)	275	207,094
3.85%, 06/01/49 (Call 12/01/48)	358	286,573

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Texas Inc. 3.55%, 09/30/49 (Call 03/30/49)	$355	$270,772
4.50%, 03/30/39 (Call 09/30/38)	318	293,537
5.00%, 09/15/52 (Call 03/15/52)(b)	165	160,961
5.15%, 06/01/45 (Call 06/01/25)	80	75,832
Evergy Kansas Central Inc. 3.25%, 09/01/49 (Call 03/01/49)	196	142,411
3.45%, 04/15/50 (Call 10/15/49)	340	255,770
4.10%, 04/01/43 (Call 10/01/42)	157	134,326
4.13%, 03/01/42 (Call 09/01/41)	486	420,344
4.25%, 12/01/45 (Call 06/01/45)	182	156,712
4.63%, 09/01/43 (Call 03/01/43)(b)	199	173,921
5.70%, 03/15/53 (Call 09/15/52)	170	179,824
Evergy Kansas South Inc., 4.30%, 07/15/44 (Call 01/15/44)(a)	70	58,191
Evergy Metro Inc. 4.20%, 06/15/47 (Call 12/15/46)	210	178,344
4.20%, 03/15/48 (Call 09/15/47)	185	156,832
5.30%, 10/01/41 (Call 04/01/41)	484	482,279
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	240	200,988
Series B, 6.05%, 11/15/35	195	204,458
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)(b)	445	339,118
Exelon Corp. 4.10%, 03/15/52 (Call 09/15/51)	255	211,843
4.45%, 04/15/46 (Call 10/15/45)	458	399,306
4.70%, 04/15/50 (Call 10/15/49)	528	480,768
4.95%, 06/15/35 (Call 12/15/34)	125	124,997
5.10%, 06/15/45 (Call 12/15/44)	506	478,996
5.60%, 03/15/53 (Call 09/15/52)	580	597,050
5.63%, 06/15/35	377	397,379
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	437	432,623
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(a)	383	325,573
FirstEnergy Transmission LLC 4.55%, 04/01/49 (Call 10/01/48)(a)	258	223,589
5.45%, 07/15/44 (Call 01/15/44)(a)	235	229,038
Florida Power & Light Co. 2.88%, 12/04/51 (Call 06/04/51)	855	609,823
3.15%, 10/01/49 (Call 04/01/49)	455	343,341
3.70%, 12/01/47 (Call 06/01/47)	503	424,316
3.80%, 12/15/42 (Call 06/15/42)	264	225,897
3.95%, 03/01/48 (Call 09/01/47)	511	444,740
3.99%, 03/01/49 (Call 09/01/48)	370	321,882
4.05%, 06/01/42 (Call 12/01/41)	484	432,356
4.05%, 10/01/44 (Call 04/01/44)	349	308,529
4.13%, 02/01/42 (Call 08/01/41)	490	440,794
4.13%, 06/01/48 (Call 12/01/47)	342	304,850
4.95%, 06/01/35	380	387,625
5.13%, 06/01/41 (Call 12/01/40)	240	237,664
5.25%, 02/01/41 (Call 08/01/40)(b)	344	354,626
5.30%, 04/01/53 (Call 10/01/52)	550	585,958
5.63%, 04/01/34(b)	340	368,127
5.65%, 02/01/37	246	265,683
5.69%, 03/01/40(b)	231	251,071
5.95%, 10/01/33	456	495,485
5.95%, 02/01/38	450	501,038
5.96%, 04/01/39	395	435,208
Georgia Power Co. 4.30%, 03/15/42	579	513,622
4.30%, 03/15/43	466	407,146

Security	Par (000)	Value

Electric (continued)
5.13%, 05/15/52 (Call 11/15/51)	$520	$514,683
5.40%, 06/01/40	180	176,859
Series 10-C, 4.75%, 09/01/40.	510	477,929
Series A, 3.25%, 03/15/51 (Call 09/15/50)	505	363,440
Series B, 3.70%, 01/30/50 (Call 07/30/49)	379	296,799
Great River Energy, 6.25%, 07/01/38(a)	419	445,692
Iberdrola International BV, 6.75%, 07/15/36(b)	430	498,505
Idaho Power Co. 3.65%, 03/01/45 (Call 09/01/44)	199	148,455
5.50%, 03/15/53 (Call 09/15/52)	210	222,951
Series K, 4.20%, 03/01/48 (Call 09/01/47)(b)	165	143,916
Indiana Michigan Power Co. 3.25%, 05/01/51 (Call 11/01/50)	270	192,449
4.25%, 08/15/48 (Call 02/15/48)	340	293,448
5.63%, 04/01/53 (Call 10/01/52)	280	297,874
6.05%, 03/15/37(b)	249	271,019
Series K, 4.55%, 03/15/46 (Call 09/15/45)	280	249,089
Series L, 3.75%, 07/01/47 (Call 01/01/47)	240	186,122
Indianapolis Power & Light Co. 4.05%, 05/01/46 (Call 11/01/45)(a)	318	267,032
4.70%, 09/01/45 (Call 03/01/45)(a)	177	158,141
Infraestructura Energetica Nova SAB de CV 4.75%, 01/15/51 (Call 07/15/50)(a)	450	340,425
4.88%, 01/14/48(a)	342	261,120
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(a)	830	680,268
Interconexion Electrica SA ESP, 3.83%, 11/26/33 (Call 08/26/33)(a)	186	150,088
International Transmission Co., 4.63%, 08/15/43 (Call 02/15/43)	190	164,690
Interstate Power & Light Co. 3.10%, 11/30/51 (Call 05/30/51)	180	123,083
3.50%, 09/30/49 (Call 03/30/49)	253	188,185
3.70%, 09/15/46 (Call 03/15/46)	210	163,287
4.70%, 10/15/43 (Call 04/15/43)	188	164,069
6.25%, 07/15/39	250	270,883
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	282	271,798
Jersey Central Power & Light Co., 6.15%, 06/01/37	161	172,978
Kentucky Utilities Co. 3.30%, 06/01/50 (Call 12/01/49)	355	257,794
4.38%, 10/01/45 (Call 04/01/45)	265	232,130
5.13%, 11/01/40 (Call 05/01/40)	327	323,446
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	195	175,500
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	196	175,344
Louisville Gas & Electric Co. 4.25%, 04/01/49 (Call 10/01/48)	249	216,926
4.38%, 10/01/45 (Call 04/01/45)	160	139,823
4.65%, 11/15/43 (Call 05/15/43)	172	153,501
5.13%, 11/15/40 (Call 05/01/40)	95	94,792
Massachusetts Electric Co. 4.00%, 08/15/46 (Call 02/15/46)(a)	275	213,909
5.90%, 11/15/39(a)	340	354,958
MidAmerican Energy Co. 2.70%, 08/01/52 (Call 02/01/52)	395	269,271
3.15%, 04/15/50 (Call 10/15/49)	565	421,613
3.65%, 08/01/48 (Call 02/01/48)	445	365,669
3.95%, 08/01/47 (Call 02/01/47)	465	400,299
4.25%, 05/01/46 (Call 11/01/45)	356	316,448
4.25%, 07/15/49 (Call 01/15/49)	629	566,615
4.40%, 10/15/44 (Call 04/15/44)(b)	280	259,800
4.80%, 09/15/43 (Call 03/15/43)	356	346,029

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.75%, 11/01/35	$406	$442,874
5.80%, 10/15/36	285	313,892
Minejesa Capital BV, 5.63%, 08/10/37(a)	425	336,885
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42.	525	452,587
Series B, 3.10%, 07/30/51 (Call 01/30/51)	155	106,853
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	302	307,709
Narragansett Electric Co. (The) 4.17%, 12/10/42(a)	267	218,145
5.64%, 03/15/40(a)	135	136,560
National Grid USA, 5.80%, 04/01/35	210	217,856
National Rural Utilities Cooperative Finance Corp. 4.30%, 03/15/49 (Call 09/15/48)	166	146,383
4.40%, 11/01/48 (Call 05/01/48)	179	158,154
Nevada Power Co. 5.38%, 09/15/40 (Call 03/15/40)	295	293,651
5.45%, 05/15/41 (Call 11/15/40)	145	145,900
5.90%, 05/01/53 (Call 11/01/52)(b)	140	156,997
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	266	191,034
Series N, 6.65%, 04/01/36	324	371,478
Series R, 6.75%, 07/01/37	260	302,731
New England Power Co. 2.81%, 10/06/50 (Call 04/06/50)(a)	439	292,817
3.80%, 12/05/47 (Call 06/05/47)(a)	235	189,797
5.94%, 11/25/52 (Call 05/25/52)(a)	135	147,968
New York State Electric & Gas Corp., 3.30%, 09/15/49 (Call 03/15/49)(a)	190	136,674
NextEra Energy Capital Holdings Inc. 3.00%, 01/15/52 (Call 07/15/51)	365	250,061
5.25%, 02/28/53 (Call 08/28/52)	820	811,478
Niagara Mohawk Power Corp. 3.03%, 06/27/50 (Call 12/27/49)(a)	397	271,267
4.12%, 11/28/42(a)	115	95,506
4.28%, 10/01/34 (Call 04/01/34)(a)(b)	257	237,320
5.78%, 09/16/52 (Call 03/16/52)(a)	425	443,201
Northern States Power Co./MN 2.60%, 06/01/51 (Call 12/01/50)	450	304,826
2.90%, 03/01/50 (Call 09/01/49)(b)	365	261,356
3.20%, 04/01/52 (Call 10/01/51)	271	201,924
3.40%, 08/15/42 (Call 02/15/42)	188	154,070
3.60%, 05/15/46 (Call 11/15/45)	267	214,422
3.60%, 09/15/47 (Call 03/15/47)	333	272,509
4.00%, 08/15/45 (Call 02/15/45)	245	211,306
4.13%, 05/15/44 (Call 11/15/43)	248	220,298
4.50%, 06/01/52 (Call 12/01/51)	365	342,870
4.85%, 08/15/40 (Call 02/15/40)	280	267,506
5.25%, 07/15/35	147	151,031
5.35%, 11/01/39(b)	260	270,931
6.20%, 07/01/37	325	364,637
6.25%, 06/01/36	311	349,124
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)(b)	113	99,475
NSTAR Electric Co. 3.10%, 06/01/51 (Call 12/01/50)	260	186,848
4.40%, 03/01/44 (Call 09/01/43)	246	226,961
4.55%, 06/01/52 (Call 12/01/51)	255	241,548
4.95%, 09/15/52 (Call 03/15/52)	255	253,847
5.50%, 03/15/40(b)	462	480,084
Oglethorpe Power Corp. 3.75%, 08/01/50 (Call 02/01/50)	189	147,353

Security	Par (000)	Value

Electric (continued)
4.20%, 12/01/42	$275	$215,233
4.25%, 04/01/46 (Call 10/01/45)	240	183,553
4.55%, 06/01/44(b)	130	107,722
5.05%, 10/01/48 (Call 04/01/48)	185	169,712
5.25%, 09/01/50	385	370,165
5.38%, 11/01/40	290	278,017
5.95%, 11/01/39	313	317,164
Ohio Edison Co. 6.88%, 07/15/36	315	363,759
8.25%, 10/15/38	230	288,042
Ohio Power Co. 4.00%, 06/01/49 (Call 12/01/48)	345	288,425
4.15%, 04/01/48 (Call 10/01/47)	305	263,323
Series F, 5.85%, 10/01/35	280	292,949
Series R, 2.90%, 10/01/51 (Call 04/01/51)	335	229,896
Oklahoma Gas & Electric Co. 3.85%, 08/15/47 (Call 02/15/47)	185	147,382
3.90%, 05/01/43 (Call 11/01/42)(b)	190	151,572
4.00%, 12/15/44 (Call 06/15/44)	70	55,771
4.15%, 04/01/47 (Call 10/01/46)	171	143,301
4.55%, 03/15/44 (Call 09/15/43)	166	141,197
5.25%, 05/15/41 (Call 11/15/40)(b)	180	171,341
5.60%, 04/01/53 (Call 10/01/52)(b)	295	305,797
5.85%, 06/01/40	225	229,224
Oncor Electric Delivery Co. LLC 2.70%, 11/15/51 (Call 05/15/51)	385	259,079
3.10%, 09/15/49 (Call 03/15/49)	415	305,268
3.70%, 05/15/50 (Call 11/15/49)	360	296,482
3.75%, 04/01/45 (Call 10/01/44)	382	320,904
3.80%, 09/30/47 (Call 03/30/47)	301	250,591
3.80%, 06/01/49 (Call 12/01/48)	345	287,065
4.10%, 11/15/48 (Call 05/15/48)	322	283,943
4.55%, 12/01/41 (Call 06/01/41)(b)	215	204,307
4.60%, 06/01/52 (Call 12/01/51)	351	329,293
4.95%, 09/15/52 (Call 03/15/52)	340	335,012
5.25%, 09/30/40	465	474,388
5.30%, 06/01/42 (Call 12/01/41)	195	201,637
5.35%, 10/01/52 (Call 04/01/52)(b)	135	141,051
7.50%, 09/01/38	345	429,769
Pacific Gas and Electric Co. 3.30%, 08/01/40 (Call 02/01/40)	735	514,371
3.50%, 08/01/50 (Call 02/01/50)	1,267	825,783
3.75%, 08/15/42 (Call 02/15/42)	399	283,670
3.95%, 12/01/47 (Call 06/01/47)	639	452,206
4.00%, 12/01/46 (Call 06/01/46)	370	262,600
4.20%, 06/01/41 (Call 12/01/40)	377	290,514
4.25%, 03/15/46 (Call 09/15/45)	265	196,235
4.30%, 03/15/45 (Call 09/15/44)	435	325,383
4.45%, 04/15/42 (Call 10/15/41)	350	273,986
4.50%, 07/01/40 (Call 01/01/40)	1,381	1,122,222
4.50%, 12/15/41 (Call 06/15/41)	225	170,042
4.60%, 06/15/43 (Call 12/15/42)	298	233,798
4.75%, 02/15/44 (Call 08/15/43)	471	383,695
4.95%, 07/01/50 (Call 01/01/50)	2,037	1,657,399
5.25%, 03/01/52 (Call 09/01/51)	490	411,580
6.70%, 04/01/53 (Call 10/01/52)	230	234,424
6.75%, 01/15/53 (Call 07/15/52)	505	516,963
PacifiCorp 2.90%, 06/15/52 (Call 12/15/51)	644	449,117
3.30%, 03/15/51 (Call 09/15/50)	440	328,699

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.10%, 02/01/42 (Call 08/01/41)	$152	$134,228
4.13%, 01/15/49 (Call 07/15/48)	360	310,005
4.15%, 02/15/50 (Call 08/15/49)	457	393,675
5.25%, 06/15/35	305	316,883
5.35%, 12/01/53 (Call 06/01/53)	690	718,367
5.75%, 04/01/37	460	495,666
6.00%, 01/15/39	394	428,475
6.10%, 08/01/36	295	323,136
6.25%, 10/15/37	515	581,821
6.35%, 07/15/38	235	265,318
PECO Energy Co. 2.80%, 06/15/50 (Call 12/15/49)	332	228,765
2.85%, 09/15/51 (Call 03/15/51)	250	171,758
3.00%, 09/15/49 (Call 03/15/49)	326	235,892
3.05%, 03/15/51 (Call 09/15/50)	290	207,488
3.70%, 09/15/47 (Call 03/15/47)	288	235,038
3.90%, 03/01/48 (Call 09/01/47)	364	310,836
4.15%, 10/01/44 (Call 04/01/44)	209	183,795
4.38%, 08/15/52 (Call 02/15/52)	365	335,913
4.60%, 05/15/52 (Call 11/15/51)	305	291,013
4.80%, 10/15/43 (Call 04/15/43)	205	191,616
5.95%, 10/01/36	271	295,843
Pennsylvania Electric Co., 6.15%, 10/01/38	225	232,296
Perusahaan Listrik Negara PT, 4.00%, 06/30/50 (Call 12/30/49)(a)	803	580,888
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.38%, 02/05/50(a)(b)	390	298,390
4.88%, 07/17/49(a)	563	464,965
5.25%, 10/24/42(a)	712	641,797
5.25%, 05/15/47(a)	200	174,823
6.15%, 05/21/48(a)	660	643,555
6.25%, 01/25/49(a)	370	362,138
Potomac Electric Power Co. 4.15%, 03/15/43 (Call 09/15/42)	421	377,756
6.50%, 11/15/37(b)	305	349,563
7.90%, 12/15/38(b)	220	276,850
PPL Electric Utilities Corp. 3.00%, 10/01/49 (Call 04/01/49)	280	204,166
3.95%, 06/01/47 (Call 12/01/46)	380	327,655
4.13%, 06/15/44 (Call 12/15/43)	222	193,907
4.15%, 10/01/45 (Call 04/01/45)	246	216,498
4.15%, 06/15/48 (Call 12/15/47)	288	258,265
4.75%, 07/15/43 (Call 01/15/43)	235	226,268
5.20%, 07/15/41 (Call 01/15/41)	185	178,554
5.25%, 05/15/53 (Call 11/15/52)	625	650,984
6.25%, 05/15/39(b)	255	284,100
Progress Energy Inc., 6.00%, 12/01/39	390	404,134
Public Service Co. of Colorado 3.55%, 06/15/46 (Call 12/15/45)	220	168,729
3.60%, 09/15/42 (Call 03/15/42)	277	230,268
3.80%, 06/15/47 (Call 12/15/46)(b)	177	147,562
3.95%, 03/15/43 (Call 09/15/42)	215	178,618
4.05%, 09/15/49 (Call 03/15/49)	270	231,402
4.10%, 06/15/48 (Call 12/15/47)	210	182,253
4.30%, 03/15/44 (Call 09/15/43)	150	134,852
4.50%, 06/01/52 (Call 12/01/51)	290	269,869
4.75%, 08/15/41 (Call 02/15/41)(b)	224	207,558
5.25%, 04/01/53 (Call 10/01/52)	600	617,136
6.50%, 08/01/38	220	254,781

Security	Par (000)	Value

Electric (continued)
Series 17, 6.25%, 09/01/37(b)	$285	$323,891
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	405	302,554
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	230	155,003
Public Service Co. of New Hampshire 3.60%, 07/01/49 (Call 01/01/49)	147	118,985
5.15%, 01/15/53 (Call 07/15/52)(b)	225	233,352
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37(b)	275	302,935
Series K, 3.15%, 08/15/51 (Call 02/15/51)	287	196,543
Public Service Electric & Gas Co. 2.05%, 08/01/50 (Call 02/01/50)	166	98,555
2.70%, 05/01/50 (Call 11/01/49)(b)	131	89,608
3.00%, 03/01/51 (Call 09/01/50)	282	203,247
3.15%, 01/01/50 (Call 07/01/49)	255	189,632
3.20%, 08/01/49 (Call 02/01/49)	235	177,927
3.60%, 12/01/47 (Call 06/01/47)	188	151,996
3.65%, 09/01/42 (Call 03/01/42)	527	439,119
3.80%, 01/01/43 (Call 07/01/42)	165	140,186
3.80%, 03/01/46 (Call 09/01/45)	374	311,382
3.85%, 05/01/49 (Call 11/01/48)	279	234,059
3.95%, 05/01/42 (Call 11/01/41)	438	382,245
4.05%, 05/01/48 (Call 11/01/47)	200	175,474
4.15%, 11/01/45 (Call 05/01/45)	166	141,647
5.13%, 03/15/53 (Call 09/15/52)	100	103,482
5.38%, 11/01/39	240	239,777
5.50%, 03/01/40	275	290,167
5.70%, 12/01/36(b)	285	299,151
5.80%, 05/01/37	359	390,667
Series I, 4.00%, 06/01/44 (Call 12/01/43)	80	67,020
Series K, 4.05%, 05/01/45 (Call 11/01/44)	180	151,348
Puget Sound Energy Inc. 2.89%, 09/15/51 (Call 03/15/51)	120	81,990
3.25%, 09/15/49 (Call 03/15/49)	266	197,694
4.22%, 06/15/48 (Call 12/15/47)	305	267,134
4.30%, 05/20/45 (Call 11/20/44)	182	156,031
4.43%, 11/15/41 (Call 05/15/41)	200	171,118
5.48%, 06/01/35	246	249,360
5.64%, 04/15/41 (Call 10/15/40)(b)	385	399,161
5.76%, 10/01/39(b)	280	292,399
5.76%, 07/15/40	235	234,743
5.80%, 03/15/40	256	270,659
6.27%, 03/15/37	330	362,426
6.72%, 06/15/36	20	21,733
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	375	400,313
San Diego Gas & Electric Co. 3.70%, 03/15/52 (Call 09/15/51)	135	109,552
3.95%, 11/15/41(b)	315	260,160
4.15%, 05/15/48 (Call 11/15/47)	208	181,132
4.30%, 04/01/42 (Call 10/01/41)	220	189,986
4.50%, 08/15/40	344	324,610
5.35%, 05/15/35	145	148,254
5.35%, 05/15/40	205	205,771
5.35%, 04/01/53 (Call 10/01/52)	450	466,258
6.00%, 06/01/39	248	264,139
Series FFF, 6.13%, 09/15/37	185	197,263
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	285	232,430
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	251	214,315
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	229	171,801
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	555	391,525
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b) .	505	496,355

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	$622	$635,696
Sempra Energy 3.80%, 02/01/38 (Call 08/01/37)	665	583,849
4.00%, 02/01/48 (Call 08/01/47)	543	442,279
6.00%, 10/15/39	364	384,298
Sierra Pacific Power Co., Series P, 6.75%, 07/01/37(b)	150	168,683
Solar Star Funding LLC, 5.38%, 06/30/35(a)	79	80,099
Southern California Edison Co. 3.45%, 02/01/52 (Call 08/01/51)	455	336,395
3.65%, 02/01/50 (Call 08/01/49)	797	620,081
3.90%, 12/01/41 (Call 06/01/41)	252	200,230
4.00%, 04/01/47 (Call 10/01/46)	1,226	1,013,269
4.05%, 03/15/42 (Call 09/15/41)	342	286,709
4.50%, 09/01/40 (Call 03/01/40)	399	359,309
4.65%, 10/01/43 (Call 04/01/43)	396	364,059
5.50%, 03/15/40	405	408,410
5.63%, 02/01/36	299	310,404
5.70%, 03/01/53 (Call 09/01/52)(b)	160	167,480
6.00%, 01/15/34	482	522,936
6.05%, 03/15/39	387	413,798
Series 04-G, 5.75%, 04/01/35	270	286,130
Series 05-B, 5.55%, 01/15/36(b)	245	247,957
Series 05-E, 5.35%, 07/15/35.	180	182,180
Series 06-E, 5.55%, 01/15/37(b)	325	336,001
Series 08-A, 5.95%, 02/01/38.	467	504,746
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	237	196,105
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)(b)	388	263,002
Series B, 4.88%, 03/01/49 (Call 09/01/48)	379	355,671
Series C, 3.60%, 02/01/45 (Call 08/01/44)	307	234,543
Series C, 4.13%, 03/01/48 (Call 09/01/47)	752	638,151
Series E, 5.45%, 06/01/52 (Call 12/01/51)(b)	260	263,050
Series H, 3.65%, 06/01/51 (Call 12/01/50)	395	306,701
Southern Co. (The) 4.25%, 07/01/36 (Call 01/01/36)	181	167,640
4.40%, 07/01/46 (Call 01/01/46)	1,300	1,141,400
Southern Power Co. 5.15%, 09/15/41	420	400,423
5.25%, 07/15/43	170	161,413
Series F, 4.95%, 12/15/46 (Call 06/15/46)	261	234,615
Southwestern Electric Power Co. 3.25%, 11/01/51 (Call 05/01/51)	390	271,226
6.20%, 03/15/40	284	302,502
Series J, 3.90%, 04/01/45 (Call 10/01/44)	306	243,871
Series L, 3.85%, 02/01/48 (Call 08/01/47)	383	295,676
Southwestern Public Service Co. 3.40%, 08/15/46 (Call 02/15/46)	132	99,224
3.70%, 08/15/47 (Call 02/15/47)	263	208,846
3.75%, 06/15/49 (Call 12/15/48)	226	179,139
4.50%, 08/15/41 (Call 02/15/41)	302	274,172
6.00%, 10/01/36	223	236,032
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	145	128,527
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	418	302,794
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)	150	129,710
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(b)	200	191,637
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)	525	533,112
State Grid Overseas Investment BVI Ltd, 4.00%, 05/04/47(a)(b)	260	232,345

Security	Par (000)	Value

Electric (continued)
Tampa Electric Co. 3.45%, 03/15/51 (Call 09/15/50)(b)	$280	$206,444
3.63%, 06/15/50 (Call 12/15/49)	205	157,167
4.10%, 06/15/42 (Call 12/15/41)	266	229,144
4.20%, 05/15/45 (Call 11/15/44)	227	186,148
4.30%, 06/15/48 (Call 12/15/47)	226	192,808
4.35%, 05/15/44 (Call 11/15/43)	210	182,704
4.45%, 06/15/49 (Call 12/15/48)	261	225,300
5.00%, 07/15/52 (Call 01/15/52)(b)	155	150,013
6.15%, 05/15/37(b)	205	215,593
6.55%, 05/15/36	315	346,319
Toledo Edison Co. (The), 6.15%, 05/15/37 .	315	340,691
Tri-State Generation & Transmission Association Inc. 4.70%, 11/01/44 (Call 05/01/44)	190	153,505
6.00%, 06/15/40(a)(b)	349	338,175
Tucson Electric Power Co. 3.25%, 05/01/51 (Call 11/01/50)	250	175,329
4.00%, 06/15/50 (Call 12/15/49)	184	149,345
4.85%, 12/01/48 (Call 06/01/48)	216	197,225
5.50%, 04/15/53 (Call 10/15/52)	200	204,013
Union Electric Co. 2.63%, 03/15/51 (Call 09/15/50)	420	279,688
3.25%, 10/01/49 (Call 04/01/49)	255	188,690
3.65%, 04/15/45 (Call 10/15/44)	295	236,244
3.90%, 09/15/42 (Call 03/15/42)	341	289,831
3.90%, 04/01/52 (Call 10/01/51)	360	303,021
4.00%, 04/01/48 (Call 10/01/47)	439	368,384
5.30%, 08/01/37	195	200,550
5.45%, 03/15/53 (Call 09/15/52)(b)	250	263,121
8.45%, 03/15/39	215	286,371
Virginia Electric & Power Co. 2.45%, 12/15/50 (Call 06/15/50)	733	450,958
2.95%, 11/15/51 (Call 05/15/51)	538	370,058
3.30%, 12/01/49 (Call 06/01/49)	272	202,002
4.00%, 01/15/43 (Call 07/15/42)	411	349,891
4.45%, 02/15/44 (Call 08/15/43)	442	394,707
4.60%, 12/01/48 (Call 06/01/48)	247	223,145
5.45%, 04/01/53 (Call 10/01/52)	740	758,008
6.35%, 11/30/37	380	425,378
8.88%, 11/15/38	577	805,309
Series A, 6.00%, 05/15/37	363	392,118
Series B, 3.80%, 09/15/47 (Call 03/15/47)	370	296,154
Series B, 4.20%, 05/15/45 (Call 11/15/44)	332	284,816
Series B, 6.00%, 01/15/36	418	454,240
Series C, 4.00%, 11/15/46 (Call 05/15/46)	372	307,997
Series C, 4.63%, 05/15/52 (Call 11/15/51)	395	362,035
Series D, 4.65%, 08/15/43 (Call 02/15/43)	413	376,694
Wisconsin Electric Power Co. 3.65%, 12/15/42 (Call 06/15/42)	220	174,372
4.25%, 06/01/44 (Call 12/01/43)	157	134,297
4.30%, 12/15/45 (Call 06/15/45)	195	164,318
4.30%, 10/15/48 (Call 04/15/48)	186	165,282
5.63%, 05/15/33(b)	345	369,024
5.70%, 12/01/36	235	249,704
Wisconsin Power and Light Co. 3.65%, 04/01/50 (Call 10/01/49)	189	147,129
4.10%, 10/15/44 (Call 04/15/44)	162	132,575
6.38%, 08/15/37	220	243,652
7.60%, 10/01/38	170	206,891

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Wisconsin Public Service Corp. 2.85%, 12/01/51 (Call 06/01/51)	$305	$208,604
3.30%, 09/01/49 (Call 03/01/49)	255	191,581
3.67%, 12/01/42	170	138,841
4.75%, 11/01/44 (Call 05/01/44)	185	173,019
Xcel Energy Inc. 3.50%, 12/01/49 (Call 06/01/49)	361	277,181
4.80%, 09/15/41 (Call 03/15/41)	204	188,758
6.50%, 07/01/36	240	267,494

		214,617,871

Electrical Components & Equipment — 0.1%
Emerson Electric Co. 2.75%, 10/15/50 (Call 04/15/50)	343	229,595
2.80%, 12/21/51 (Call 06/21/51)	620	419,347
5.25%, 11/15/39(b)	305	318,593
6.13%, 04/15/39	160	173,439

		1,140,974

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	349	282,811
Honeywell International Inc. 2.80%, 06/01/50 (Call 12/01/49)(b)	304	229,140
3.81%, 11/21/47 (Call 05/21/47)	379	331,288
5.38%, 03/01/41	370	394,314
5.70%, 03/15/36	365	402,748
5.70%, 03/15/37	325	359,055
Tyco Electronics Group SA, 7.13%, 10/01/37	358	424,440

		2,423,796

Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/41 (Call 08/11/40)(a)	350	279,648
5.13%, 08/11/61 (Call 08/11/60)(a)	870	669,726
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(a)	375	257,700
Mexico City Airport Trust 5.50%, 10/31/46 (Call 04/30/46)(a)	476	370,575
5.50%, 07/31/47 (Call 01/31/47)(a)(b)	1,321	1,025,129

		2,602,778

Entertainment — 0.4%
Magallanes Inc. 5.05%, 03/15/42 (Call 09/15/41)(a)	2,915	2,410,997
5.14%, 03/15/52 (Call 09/15/51)(a)	4,565	3,647,698
5.39%, 03/15/62 (Call 09/15/61)(a)	1,960	1,573,718

		7,632,413

Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	130	110,316
Republic Services Inc. 3.05%, 03/01/50 (Call 09/01/49)	332	241,427
5.00%, 04/01/34 (Call 01/01/34)	265	271,095
5.70%, 05/15/41 (Call 11/15/40)(b)	345	372,257
6.20%, 03/01/40	312	347,654
Waste Connections Inc. 2.95%, 01/15/52 (Call 07/15/51)	516	356,918
3.05%, 04/01/50 (Call 10/01/49)	539	376,423
Waste Management Inc. 2.50%, 11/15/50 (Call 05/15/50)	382	249,358
2.95%, 06/01/41 (Call 12/01/40)	340	260,933
3.90%, 03/01/35 (Call 09/01/34)	272	248,087
4.10%, 03/01/45 (Call 09/01/44)	270	240,096

Security	Par (000)	Value

Environmental Control (continued)
4.15%, 07/15/49 (Call 01/15/49)(b)	$406	$367,933

		3,442,497

Food — 1.9%
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(a)	335	271,937
Campbell Soup Co. 3.13%, 04/24/50 (Call 10/24/49)	367	261,009
4.80%, 03/15/48 (Call 09/15/47)	503	470,055
Cencosud SA, 6.63%, 02/12/45 (Call 08/12/44)(a)(b)	215	214,462
Conagra Brands Inc. 5.30%, 11/01/38 (Call 05/01/38)	790	780,274
5.40%, 11/01/48 (Call 05/01/48)	779	758,532
General Mills Inc. 3.00%, 02/01/51 (Call 08/01/50)	443	321,229
4.15%, 02/15/43 (Call 08/15/42)(b)	120	107,679
4.55%, 04/17/38 (Call 10/17/37)	139	131,331
4.70%, 04/17/48 (Call 10/17/47)(b)	167	157,806
5.40%, 06/15/40(b)	583	598,079
Grupo Bimbo SAB de CV 4.00%, 09/06/49 (Call 03/06/49)(a)(b)	290	234,117
4.70%, 11/10/47 (Call 05/10/47)(a)	344	314,123
4.88%, 06/27/44(a)(b)	290	268,499
Hershey Co. (The) 2.65%, 06/01/50 (Call 12/01/49)	114	79,853
3.13%, 11/15/49 (Call 05/15/49)	225	170,828
3.38%, 08/15/46 (Call 02/15/46)	335	265,874
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50) .	397	290,340
Ingredion Inc. 3.90%, 06/01/50 (Call 12/01/49)	261	195,674
6.63%, 04/15/37(b)	169	166,987
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc. 4.38%, 02/02/52 (Call 08/02/51)(a)(b)	800	565,385
6.50%, 12/01/52 (Call 06/01/52)(a)(b)	1,060	1,004,300
JM Smucker Co. (The) 2.75%, 09/15/41 (Call 03/15/41)	190	137,423
3.55%, 03/15/50 (Call 09/15/49)	185	138,801
4.25%, 03/15/35	505	476,502
4.38%, 03/15/45	369	326,786
Kellogg Co., 4.50%, 04/01/46(b)	463	428,429
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40. .	315	325,314
Kraft Heinz Foods Co. 4.38%, 06/01/46 (Call 12/01/45)	1,920	1,680,199
4.63%, 10/01/39 (Call 04/01/39)	330	303,927
4.88%, 10/01/49 (Call 04/01/49)	1,038	962,808
5.00%, 07/15/35 (Call 01/15/35)	350	351,568
5.00%, 06/04/42	1,080	1,035,409
5.20%, 07/15/45 (Call 01/15/45)	1,190	1,153,657
5.50%, 06/01/50 (Call 12/01/49)	540	545,289
6.50%, 02/09/40	495	544,457
6.88%, 01/26/39	240	274,236
7.13%, 08/01/39(a)	695	794,253
Kroger Co. (The) 3.88%, 10/15/46 (Call 04/15/46)	325	257,583
3.95%, 01/15/50 (Call 07/15/49)	530	434,062
4.45%, 02/01/47 (Call 08/01/46)	604	536,411
4.65%, 01/15/48 (Call 07/15/47)	370	330,513
5.00%, 04/15/42 (Call 10/15/41)	334	316,142
5.15%, 08/01/43 (Call 02/01/43)	300	284,668
5.40%, 07/15/40 (Call 01/15/40)	340	332,274

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.40%, 01/15/49 (Call 07/15/48)	$361	$357,262
6.90%, 04/15/38	355	406,333
Mars Inc. 2.38%, 07/16/40 (Call 01/16/40)(a)	535	380,708
2.45%, 07/16/50 (Call 01/16/50)(a)	332	210,889
3.60%, 04/01/34 (Call 01/01/34)(a)(b)	315	288,733
3.88%, 04/01/39 (Call 10/01/38)(a)	594	518,326
3.95%, 04/01/44 (Call 10/01/43)(a)(b)	293	249,665
3.95%, 04/01/49 (Call 10/01/48)(a)	615	527,082
4.13%, 04/01/54 (Call 10/01/53)(a)	485	420,216
4.20%, 04/01/59 (Call 10/01/58)(a)	412	347,603
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)(b)	185	157,542
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	748	499,779
Nestle Holdings Inc. 2.50%, 09/14/41 (Call 03/14/41)(a)	342	251,957
2.63%, 09/14/51 (Call 03/14/51)(a)	471	333,274
3.90%, 09/24/38 (Call 03/24/38)(a)	1,092	1,028,395
4.00%, 09/24/48 (Call 03/24/48)(a)	1,103	994,503
4.70%, 01/15/53 (Call 07/15/52)(a)	870	889,857
Sysco Corp. 3.15%, 12/14/51 (Call 06/14/51)	605	422,632
3.30%, 02/15/50 (Call 08/15/49)	449	324,371
4.45%, 03/15/48 (Call 09/15/47)	324	282,467
4.50%, 04/01/46 (Call 10/01/45)	321	280,425
4.85%, 10/01/45 (Call 04/01/45)	369	336,933
5.38%, 09/21/35	240	248,510
6.60%, 04/01/40 (Call 10/01/39)	255	280,398
6.60%, 04/01/50 (Call 10/01/49)	733	840,005
Tesco PLC, 6.15%, 11/15/37(a)	320	326,426
Tyson Foods Inc. 4.55%, 06/02/47 (Call 12/02/46)	567	492,658
4.88%, 08/15/34 (Call 02/15/34)	255	254,620
5.10%, 09/28/48 (Call 03/28/48)	1,025	971,588
5.15%, 08/15/44 (Call 02/15/44)	323	309,969

		32,832,210

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA 5.15%, 01/29/50 (Call 07/29/49)(a)(b)	280	242,594
5.50%, 11/02/47 (Call 05/02/47)	360	321,400
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	265	237,698
International Paper Co. 4.35%, 08/15/48 (Call 02/15/48)	709	613,003
4.40%, 08/15/47 (Call 02/15/47)	526	456,012
4.80%, 06/15/44 (Call 12/15/43)	611	560,843
5.00%, 09/15/35 (Call 03/15/35)	245	240,576
5.15%, 05/15/46 (Call 11/15/45)(b)	170	159,770
6.00%, 11/15/41 (Call 05/15/41)	633	663,585
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(a) .	743	747,644

		4,243,125

Gas — 1.0%
APA Infrastructure Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a) .	229	219,151
Atmos Energy Corp. 2.85%, 02/15/52 (Call 08/15/51)	312	213,827
3.38%, 09/15/49 (Call 03/15/49)	275	209,945
4.13%, 10/15/44 (Call 04/15/44)	490	428,605
4.13%, 03/15/49 (Call 09/15/48)	347	298,408
4.15%, 01/15/43 (Call 07/15/42)	357	317,110

Security	Par (000)	Value

Gas (continued)
4.30%, 10/01/48 (Call 04/01/48)	$436	$389,005
5.50%, 06/15/41 (Call 12/15/40)	325	334,223
5.75%, 10/15/52 (Call 04/15/52)	345	378,291
Boston Gas Co., 4.49%, 02/15/42(a)	380	328,008
Brooklyn Union Gas Co. (The) 4.27%, 03/15/48 (Call 09/15/47)(a)	409	321,521
4.49%, 03/04/49 (Call 09/04/48)(a)	217	173,005
4.50%, 03/10/46 (Call 09/10/45)(a)	317	259,280
CenterPoint Energy Resources Corp. 4.10%, 09/01/47 (Call 03/01/47)(b)	191	163,075
5.85%, 01/15/41 (Call 07/15/40)	303	318,461
6.63%, 11/01/37(b)	200	214,465
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(a)(b)	285	268,416
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(a)	522	353,327
KeySpan Gas East Corp. 3.59%, 01/18/52 (Call 07/18/51)(a)	305	218,217
5.82%, 04/01/41(a)	485	484,229
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	410	480,754
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)(b)	275	301,240
Nakilat Inc., 6.07%, 12/31/33(a)(b)	178	185,468
NiSource Inc. 3.95%, 03/30/48 (Call 09/30/47)	456	374,942
4.38%, 05/15/47 (Call 11/15/46)	565	496,627
4.80%, 02/15/44 (Call 08/15/43)	410	384,000
5.00%, 06/15/52 (Call 12/15/51)	280	265,458
5.25%, 02/15/43 (Call 08/15/42)	474	472,212
5.65%, 02/01/45 (Call 08/01/44)(b)	216	224,916
5.80%, 02/01/42 (Call 08/01/41)	250	249,169
5.95%, 06/15/41 (Call 12/15/40)	386	405,605
ONE Gas Inc. 4.50%, 11/01/48 (Call 05/01/48)	289	256,855
4.66%, 02/01/44 (Call 08/01/43)(b)	411	379,999
Piedmont Natural Gas Co. Inc. 3.35%, 06/01/50 (Call 12/01/49)	306	217,963
3.64%, 11/01/46 (Call 05/01/46)	265	197,200
4.10%, 09/18/34 (Call 03/18/34)	220	200,959
4.65%, 08/01/43 (Call 02/01/43)(b)	240	216,929
5.05%, 05/15/52 (Call 11/15/51)	310	292,822
Southern California Gas Co. 3.75%, 09/15/42 (Call 03/15/42)	330	272,873
4.45%, 03/15/44 (Call 09/15/43)	210	181,996
5.13%, 11/15/40	269	267,616
6.35%, 11/15/52 (Call 05/15/52)	445	518,473
Series KK, 5.75%, 11/15/35(b)	225	237,599
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	310	259,619
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	369	324,834
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	289	235,184
Southern Co. Gas Capital Corp. 3.95%, 10/01/46 (Call 04/01/46)	311	247,203
4.40%, 06/01/43 (Call 12/01/42)	290	249,035
4.40%, 05/30/47 (Call 11/30/46)	431	366,777
5.88%, 03/15/41 (Call 09/15/40)	391	410,889
6.00%, 10/01/34	175	178,889
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	350	242,264
Southwest Gas Corp. 3.18%, 08/15/51 (Call 02/15/51)	131	87,383
3.80%, 09/29/46 (Call 03/29/46)(b)	195	148,053
4.15%, 06/01/49 (Call 12/01/48)	183	147,352
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	190	159,205

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)(b)	$215	$155,828
Washington Gas Light Co. 3.65%, 09/15/49 (Call 03/15/49)	308	236,314
Series K, 3.80%, 09/15/46 (Call 03/15/46)	312	249,760

		16,670,833

Hand & Machine Tools — 0.1%
Snap-on Inc. 3.10%, 05/01/50 (Call 11/01/49)	302	228,768
4.10%, 03/01/48 (Call 09/01/47)	318	284,450
Stanley Black & Decker Inc. 2.75%, 11/15/50 (Call 05/15/50)	424	256,452
4.85%, 11/15/48 (Call 05/15/48)(b)	292	252,044
5.20%, 09/01/40	460	422,852

		1,444,566

Health Care - Products — 1.1%
Abbott Laboratories 4.75%, 11/30/36 (Call 05/30/36)	929	963,972
4.75%, 04/15/43 (Call 10/15/42)	413	416,919
4.90%, 11/30/46 (Call 05/30/46)	2,209	2,272,452
5.30%, 05/27/40	638	685,391
6.00%, 04/01/39	420	483,040
6.15%, 11/30/37	584	675,305
Alcon Finance Corp. 3.80%, 09/23/49 (Call 03/23/49)(a)	399	316,534
5.75%, 12/06/52 (Call 06/06/52)(a)	380	407,019
Baxter International Inc. 3.13%, 12/01/51 (Call 06/01/51)(b)	505	333,738
3.50%, 08/15/46 (Call 02/15/46)	484	353,219
4.50%, 06/15/43 (Call 12/15/42)	75	61,861
6.25%, 12/01/37	125	129,597
Boston Scientific Corp. 4.55%, 03/01/39 (Call 09/01/38)	315	296,678
4.70%, 03/01/49 (Call 09/01/48)	339	321,959
6.75%, 11/15/35(b)	320	367,047
7.38%, 01/15/40(b)	300	365,766
Covidien International Finance SA, 6.55%, 10/15/37	295	345,266
Danaher Corp. 2.60%, 10/01/50 (Call 04/01/50)(b)	659	447,289
2.80%, 12/10/51 (Call 06/10/51)(b)	590	411,493
4.38%, 09/15/45 (Call 03/15/45)	345	320,566
DH Europe Finance II Sarl 3.25%, 11/15/39 (Call 05/15/39)	676	565,739
3.40%, 11/15/49 (Call 05/15/49)(b)	653	517,171
GE Healthcare Holding LLC, 6.38%, 11/22/52 (Call 05/22/52)(a)	810	909,693
Koninklijke Philips NV 5.00%, 03/15/42	309	293,799
6.88%, 03/11/38(b)	646	750,271
Medtronic Inc. 4.00%, 04/01/43 (Call 10/01/42)(b)	50	45,683
4.38%, 03/15/35	1,289	1,285,136
4.63%, 03/15/45	1,200	1,212,927
PerkinElmer Inc., 3.63%, 03/15/51 (Call 09/15/50)(b)	243	179,824
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51 (Call 09/15/50)	471	351,285
Stryker Corp. 2.90%, 06/15/50 (Call 12/15/49)	395	280,367
4.10%, 04/01/43 (Call 10/01/42)	442	387,184
4.38%, 05/15/44 (Call 11/15/43)	260	234,458

Security	Par (000)	Value

Health Care - Products (continued)
4.63%, 03/15/46 (Call 09/15/45)	$575	$544,451
Thermo Fisher Scientific Inc. 2.80%, 10/15/41 (Call 04/15/41)	720	552,037
4.10%, 08/15/47 (Call 02/15/47)	532	484,969
5.30%, 02/01/44 (Call 08/01/43)	358	373,526
Zimmer Biomet Holdings Inc. 4.25%, 08/15/35 (Call 02/15/35)(b)	189	165,978
4.45%, 08/15/45 (Call 02/15/45)	189	162,140
5.75%, 11/30/39	254	259,448

		19,531,197

Health Care - Services — 4.4%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	182	123,364
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	225	169,601
Advocate Health & Hospitals Corp. 3.39%, 10/15/49 (Call 04/15/49)	248	193,570
4.27%, 08/15/48 (Call 02/15/48)	208	188,955
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	145	104,064
Aetna Inc. 3.88%, 08/15/47 (Call 02/15/47)	473	373,956
4.13%, 11/15/42 (Call 05/15/42)	484	411,052
4.50%, 05/15/42 (Call 11/15/41)	508	454,528
4.75%, 03/15/44 (Call 09/15/43)	227	206,548
6.63%, 06/15/36	556	617,185
6.75%, 12/15/37	414	461,883
AHS Hospital Corp. 5.02%, 07/01/45(b)	350	355,782
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	354	237,144
Allina Health System 2.90%, 11/15/51 (Call 05/15/51)	185	121,889
4.81%, 11/15/45 (Call 05/15/45)(b)	175	164,412
Series 2019, 3.89%, 04/15/49(b)	231	190,076
Anthem Inc., 4.55%, 05/15/52 (Call 11/15/51)	580	526,279
Ascension Health 3.95%, 11/15/46	684	597,586
4.85%, 11/15/53	370	368,208
Series B, 3.11%, 11/15/39 (Call 05/15/39)	419	336,959
Banner Health 2.91%, 01/01/42 (Call 07/01/41)	215	162,704
2.91%, 01/01/51 (Call 07/01/50)	245	169,983
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	184	133,185
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	233	203,454
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)(b)	10	6,177
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	370	286,881
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	176	149,256
Baylor Scott & White Holdings 3.97%, 11/15/46 (Call 05/15/46)	380	322,814
4.19%, 11/15/45 (Call 05/15/45)	403	364,731
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	413	287,432
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	210	142,068
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	204	160,563
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	176	124,526

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	$222	$157,130
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	275	176,593
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)(b)	177	157,947
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	245	163,708
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	156	145,459
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	290	196,182
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	204	134,079
City of Hope
Series 2013, 5.62%, 11/15/43	232	237,044
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	214	182,372
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(b)	285	268,461
CommonSpirit Health 3.82%, 10/01/49 (Call 04/01/49)	418	332,624
3.91%, 10/01/50 (Call 04/01/50)	447	354,676
4.19%, 10/01/49 (Call 04/01/49)(b)	487	400,594
4.35%, 11/01/42(b)	244	212,429
6.46%, 11/01/52 (Call 05/01/52)(b)	215	253,954
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	248	168,851
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	344	261,419
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	204	166,627
Dignity Health 4.50%, 11/01/42	201	176,667
5.27%, 11/01/64	80	76,226
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	418	363,504
Elevance Health Inc. 3.13%, 05/15/50 (Call 11/15/49)	773	558,677
3.60%, 03/15/51 (Call 09/15/50)	869	677,710
3.70%, 09/15/49 (Call 03/15/49)	707	562,355
4.38%, 12/01/47 (Call 06/01/47)	1,004	892,619
4.55%, 03/01/48 (Call 09/01/47)	731	661,547
4.63%, 05/15/42	591	549,821
4.65%, 01/15/43	697	655,475
4.65%, 08/15/44 (Call 02/15/44)(b)	662	610,721
4.85%, 08/15/54 (Call 02/15/54)	220	193,742
5.10%, 01/15/44	502	487,984
5.13%, 02/15/53 (Call 08/15/52)	210	208,684
5.85%, 01/15/36	240	254,640
5.95%, 12/15/34	295	316,873
6.10%, 10/15/52 (Call 04/15/52)	700	780,778
6.38%, 06/15/37	230	257,696
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)(b)	145	113,223
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)(b)	120	121,787
Hackensack Meridian Health Inc. 4.21%, 07/01/48 (Call 01/01/48)(b)	250	222,951
4.50%, 07/01/57 (Call 01/01/57)	205	185,188
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	265	190,387
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	339	231,066
Hartford HealthCare Corp., 3.45%, 07/01/54(b)	215	156,728

Security	Par (000)	Value

Health Care - Services (continued)
HCA Inc. 3.50%, 07/15/51 (Call 01/15/51)	$996	$695,210
4.38%, 03/15/42 (Call 09/15/41)(a)	455	381,800
4.63%, 03/15/52 (Call 09/15/51)(a)	1,388	1,151,297
5.13%, 06/15/39 (Call 12/15/38)	868	816,168
5.25%, 06/15/49 (Call 12/15/48)	1,260	1,141,060
5.50%, 06/15/47 (Call 12/15/46)	1,160	1,091,134
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(a)	405	292,313
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	180	149,787
Humana Inc. 3.95%, 08/15/49 (Call 02/15/49)	334	274,974
4.63%, 12/01/42 (Call 06/01/42)	482	439,540
4.80%, 03/15/47 (Call 09/14/46)	388	352,503
4.95%, 10/01/44 (Call 04/01/44)	526	493,276
5.50%, 03/15/53 (Call 09/15/52)	485	494,680
8.15%, 06/15/38	179	223,646
Indiana University Health Inc. Obligated Group 3.97%, 11/01/48 (Call 05/01/48)	364	317,302
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	170	115,703
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	210	184,328
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	265	202,097
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	189	149,005
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46(b)	481	410,616
Kaiser Foundation Hospitals 4.15%, 05/01/47 (Call 11/01/46)	1,054	954,780
4.88%, 04/01/42	539	533,416
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	897	695,810
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	730	546,236
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	810	576,145
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	608	552,018
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	142	116,762
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	89	66,513
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	399	285,846
Mayo Clinic 3.77%, 11/15/43	15	13,024
Series 2013, 4.00%, 11/15/47(b)	100	88,565
Series 2016, 4.13%, 11/15/52(b)	365	320,706
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	356	248,122
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)(b)	231	209,515
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(b)	205	159,222
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	177	136,583
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52	155	135,260
5.00%, 07/01/42	411	412,653
Series 2015, 4.20%, 07/01/55	335	292,362
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)(b)	50	35,802
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	415	276,045
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	198	142,748

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Montefiore Obligated Group 4.29%, 09/01/50(b)	$135	$84,048
Series 18-C, 5.24%, 11/01/48 (Call 05/01/48)	258	189,055
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	180	144,021
Mount Sinai Hospitals Group Inc. Series 2017, 3.98%, 07/01/48	189	154,393
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	274	215,330
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	355	250,456
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)(b)	201	126,939
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	195	184,086
New York and Presbyterian Hospital (The) 2.26%, 08/01/40 (Call 02/01/40)	185	128,619
2.61%, 08/01/60 (Call 02/01/60)(b)	155	95,231
3.56%, 08/01/36	175	152,526
4.02%, 08/01/45	310	275,660
4.06%, 08/01/56	198	173,118
4.76%, 08/01/2116	180	157,275
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	250	187,461
Northwell Healthcare Inc. 3.81%, 11/01/49 (Call 11/01/48)	222	170,865
3.98%, 11/01/46 (Call 11/01/45)	330	267,183
4.26%, 11/01/47 (Call 11/01/46)	554	463,679
6.15%, 11/01/43	195	205,709
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(b)	184	123,101
Novant Health Inc. 2.64%, 11/01/36 (Call 08/01/36)	190	149,913
3.17%, 11/01/51 (Call 05/01/51)	437	320,453
3.32%, 11/01/61 (Call 05/01/61)	276	194,015
4.37%, 11/01/43	195	178,145
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(b)	209	134,522
NYU Langone Hospitals 5.75%, 07/01/43(b)	80	85,162
Series 2020, 3.38%, 07/01/55 (Call 01/01/55)	130	94,996
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)	185	194,937
OhioHealth Corp. 2.83%, 11/15/41 (Call 05/15/41)	225	171,542
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	180	133,180
Orlando Health Obligated Group 3.33%, 10/01/50 (Call 04/01/50)	185	131,038
4.09%, 10/01/48 (Call 04/01/48)	200	166,204
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	252	238,193
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	310	223,569
Piedmont Healthcare Inc. 2.86%, 01/01/52 (Call 07/01/51)	254	172,465
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	245	174,201
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	175	177,080
Providence St Joseph Health Obligated Group Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	520	323,678
Series A, 3.93%, 10/01/48 (Call 04/01/48)	400	317,936
Series I, 3.74%, 10/01/47	180	138,437

Security	Par (000)	Value

Health Care - Services (continued)
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)	$135	$133,142
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	198	178,692
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)(b)	195	143,245
Roche Holdings Inc. 2.61%, 12/13/51 (Call 06/13/51)(a)	1,575	1,098,062
4.00%, 11/28/44 (Call 05/28/44)(a)	601	538,324
7.00%, 03/01/39(a)	635	790,665
RWJ Barnabas Health Inc. 3.48%, 07/01/49 (Call 01/01/49)	264	207,142
3.95%, 07/01/46 (Call 07/01/45)	175	148,235
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	255	173,609
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	200	141,831
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	105	69,889
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	165	154,479
Stanford Health Care 3.03%, 08/15/51 (Call 02/15/51)	237	170,094
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	338	282,296
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	173	124,918
Sutter Health
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	168	139,922
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	145	110,935
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	296	215,361
Texas Health Resources 2.33%, 11/15/50 (Call 05/15/50)	190	115,196
4.33%, 11/15/55	210	189,270
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	240	234,284
Trinity Health Corp. 4.13%, 12/01/45(b)	330	293,130
Series 2019, 3.43%, 12/01/48(b)	163	131,545
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	251	184,241
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)(b)	105	105,738
UnitedHealth Group Inc. 2.75%, 05/15/40 (Call 11/15/39)	730	560,459
2.90%, 05/15/50 (Call 11/15/49)	876	625,602
3.05%, 05/15/41 (Call 11/15/40)	1,002	795,975
3.13%, 05/15/60 (Call 11/15/59)	585	416,234
3.25%, 05/15/51 (Call 11/15/50)	1,422	1,079,915
3.50%, 08/15/39 (Call 02/15/39)	892	764,667
3.70%, 08/15/49 (Call 02/15/49)	880	723,684
3.75%, 10/15/47 (Call 04/15/47)	690	577,178
3.88%, 08/15/59 (Call 02/15/59)	876	710,119
3.95%, 10/15/42 (Call 04/15/42)	462	406,494
4.20%, 01/15/47 (Call 07/15/46)	570	506,806
4.25%, 03/15/43 (Call 09/15/42)	552	515,506
4.25%, 04/15/47 (Call 10/15/46)	556	501,780
4.25%, 06/15/48 (Call 12/15/47)	718	650,221
4.38%, 03/15/42 (Call 09/15/41)	385	356,553
4.45%, 12/15/48 (Call 06/15/48)	640	593,907
4.63%, 07/15/35	287	289,675
4.63%, 11/15/41 (Call 05/15/41)	524	507,187
4.75%, 07/15/45(b)	1,395	1,362,149
4.75%, 05/15/52 (Call 11/15/51)	1,215	1,180,994
4.95%, 05/15/62 (Call 11/15/61)	705	693,290
5.05%, 04/15/53 (Call 10/15/52)	1,355	1,376,116

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.20%, 04/15/63 (Call 10/15/62)	$1,245	$1,269,565
5.70%, 10/15/40 (Call 04/15/40)	324	349,512
5.80%, 03/15/36	633	698,058
5.88%, 02/15/53 (Call 08/15/52)(b)	1,380	1,558,478
5.95%, 02/15/41 (Call 08/15/40)	374	413,272
6.05%, 02/15/63 (Call 08/15/62)	1,035	1,190,168
6.50%, 06/15/37	571	663,517
6.63%, 11/15/37	541	638,507
6.88%, 02/15/38(b)	670	814,467
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	185	132,115
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	155	103,981
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	235	214,260
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(b)	248	163,384
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	225	143,389

		75,458,435

Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(a)(b)	140	135,809
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49 (Call 03/06/49)(a)	805	621,003
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)	470	571,530
JAB Holdings BV 3.75%, 05/28/51 (Call 11/28/50)(a)	429	286,820
4.50%, 04/08/52 (Call 10/08/51)(a)(b)	270	205,242
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)	545	368,850

		2,189,254

Home Builders — 0.1%
MDC Holdings Inc. 3.97%, 08/06/61 (Call 02/06/61)	220	133,637
6.00%, 01/15/43 (Call 10/15/42)	386	340,076
PulteGroup Inc. 6.00%, 02/15/35(b)	275	285,053
6.38%, 05/15/33	153	163,150

		921,916

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)	358	266,202
Whirlpool Corp. 4.50%, 06/01/46 (Call 12/01/45)	346	285,180
4.60%, 05/15/50 (Call 11/15/49)(b)	336	280,730
5.15%, 03/01/43(b)	186	167,174

		999,286

Household Products & Wares — 0.2%
Church & Dwight Co. Inc. 3.95%, 08/01/47 (Call 02/01/47)	429	358,969
5.00%, 06/15/52 (Call 12/15/51)	325	325,868
Kimberly-Clark Corp. 2.88%, 02/07/50 (Call 08/07/49)(b)	331	244,817
3.20%, 07/30/46 (Call 01/30/46)	368	284,238
3.70%, 06/01/43	180	146,159
3.90%, 05/04/47 (Call 11/04/46)	290	252,690
5.30%, 03/01/41(b)	275	290,968
6.63%, 08/01/37	550	676,401
SC Johnson & Son Inc. 4.00%, 05/15/43 (Call 02/15/43)(a)	300	257,309
4.35%, 09/30/44 (Call 03/30/44)(a)(b)	235	206,888

Security	Par (000)	Value

Household Products & Wares (continued)
4.75%, 10/15/46 (Call 04/15/46)(a)	$570	$536,748
4.80%, 09/01/40(a)	450	426,159

		4,007,214

Insurance — 5.1%
Aflac Inc. 4.00%, 10/15/46 (Call 04/15/46)	151	122,102
4.75%, 01/15/49 (Call 07/15/48)(b)	348	320,929
6.45%, 08/15/40	311	331,961
AIA Group Ltd. 3.20%, 09/16/40 (Call 03/16/40)(a)	990	741,391
4.50%, 03/16/46 (Call 09/16/45)(a)	345	311,282
4.88%, 03/11/44(a)	282	269,196
Alleghany Corp. 3.25%, 08/15/51 (Call 02/15/51)	185	133,827
4.90%, 09/15/44 (Call 03/15/44)(b)	179	171,311
Allstate Corp. (The) 3.85%, 08/10/49 (Call 02/10/49)	367	292,718
4.20%, 12/15/46 (Call 06/15/46)	458	385,661
4.50%, 06/15/43	392	353,484
5.35%, 06/01/33(b)	63	64,469
5.55%, 05/09/35	417	437,185
5.95%, 04/01/36	390	436,483
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(b)(d)	270	262,335
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	395	330,866
American International Group Inc. 3.88%, 01/15/35 (Call 07/15/34)(b)	295	263,002
4.38%, 06/30/50 (Call 12/30/49)	845	723,636
4.50%, 07/16/44 (Call 01/16/44)	390	341,309
4.75%, 04/01/48 (Call 10/01/47)	739	671,367
4.80%, 07/10/45 (Call 01/10/45)	560	508,873
6.25%, 05/01/36	435	465,059
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(a)	312	204,511
Aon Corp., 6.25%, 09/30/40(b)	255	276,309
Aon Corp./Aon Global Holdings PLC 2.90%, 08/23/51 (Call 02/23/51)	434	286,514
3.90%, 02/28/52 (Call 08/28/51)	700	563,636
Aon Global Ltd. 4.25%, 12/12/42	205	166,305
4.45%, 05/24/43 (Call 02/24/43)	215	178,913
4.60%, 06/14/44 (Call 03/14/44)	519	463,642
4.75%, 05/15/45 (Call 11/15/44)	179	163,679
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	280	255,332
Arch Capital Group Ltd. 3.64%, 06/30/50 (Call 12/30/49)	743	562,881
7.35%, 05/01/34(b)	345	402,939
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	330	308,698
Arthur J Gallagher & Co. 3.05%, 03/09/52 (Call 09/09/51)	140	91,753
3.50%, 05/20/51 (Call 11/20/50)	647	473,496
5.75%, 03/02/53 (Call 09/02/52)	469	481,368
Assurant Inc., 6.75%, 02/15/34(b)	128	132,863
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51 (Call 03/15/51)	380	263,128
Athene Holding Ltd. 3.45%, 05/15/52 (Call 11/15/51)(b)	365	221,597
3.95%, 05/25/51 (Call 11/25/50)(b)	371	250,933
AXIS Specialty Finance PLC, 5.15%, 04/01/45	188	161,385

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Finance Corp. 2.50%, 01/15/51 (Call 07/15/50)	$536	$361,092
2.85%, 10/15/50 (Call 04/15/50)	1,221	874,944
3.85%, 03/15/52 (Call 09/15/51)	1,825	1,555,785
4.20%, 08/15/48 (Call 02/15/48)	1,486	1,374,031
4.25%, 01/15/49 (Call 07/15/48)	1,285	1,210,065
4.30%, 05/15/43	411	386,153
4.40%, 05/15/42	567	549,828
5.75%, 01/15/40	499	559,903
Berkshire Hathaway Inc., 4.50%, 02/11/43	761	739,869
Brighthouse Financial Inc. 3.85%, 12/22/51 (Call 06/22/51)(b)	190	118,134
4.70%, 06/22/47 (Call 12/22/46)	626	472,332
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	410	353,461
Chubb Corp. (The) 6.00%, 05/11/37	675	751,961
Series 1, 6.50%, 05/15/38	490	569,522
Chubb INA Holdings Inc. 2.85%, 12/15/51 (Call 06/15/51)	420	295,990
3.05%, 12/15/61 (Call 06/15/61)	635	437,749
4.15%, 03/13/43(b)	270	242,180
4.35%, 11/03/45 (Call 05/03/45)	935	863,758
6.70%, 05/15/36	165	189,132
Cincinnati Financial Corp., 6.13%, 11/01/34	275	299,281
Corebridge Financial Inc. 4.35%, 04/05/42 (Call 10/05/41)(a)	330	272,581
4.40%, 04/05/52 (Call 10/05/51)(a)	930	727,912
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(a)(b)	472	314,672
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	1,025	887,135
Everest Reinsurance Holdings Inc. 3.13%, 10/15/52 (Call 04/15/52)	615	412,252
3.50%, 10/15/50 (Call 04/15/50)	740	534,729
4.87%, 06/01/44(b)	290	266,833
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3-mo. LIBOR US + 3.744%)(a)(d)	285	282,061
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3-mo. LIBOR US + 3.454%)(a)(b)(d)	250	232,231
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3-mo. LIBOR US + 1.374%)(a)(d)	320	253,769
Fidelity National Financial Inc., 3.20%, 09/17/51 (Call 03/17/51)	260	160,178
Five Corners Funding Trust IV, 6.00%, 02/15/53 (Call 08/15/52)	585	599,522
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	301	259,696
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	448	363,854
Guardian Life Insurance Co. of America (The) 3.70%, 01/22/70 (Call 07/22/69)(a)(b)	214	146,744
4.85%, 01/24/77(a)(b)	205	180,430
4.88%, 06/19/64(a)(b)	446	399,346
Hartford Financial Services Group Inc. (The) 2.90%, 09/15/51 (Call 03/15/51)	340	224,791
3.60%, 08/19/49 (Call 02/19/49)	457	345,882
4.30%, 04/15/43	334	280,074
4.40%, 03/15/48 (Call 09/15/47)	314	268,007
5.95%, 10/15/36	325	341,737
6.10%, 10/01/41	281	290,353
6.63%, 03/30/40	205	221,215

Security	Par (000)	Value

Insurance (continued)
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(a)	$200	$138,150
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)	360	241,062
Liberty Mutual Group Inc. 3.95%, 10/15/50 (Call 04/15/50)(a)(b)	986	734,798
3.95%, 05/15/60 (Call 11/15/59)(a)	444	312,979
4.85%, 08/01/44(a)(b)	95	82,669
5.50%, 06/15/52 (Call 12/15/51)(a)(b)	645	613,263
6.50%, 03/15/35(a)	355	373,216
6.50%, 05/01/42(a)	230	241,537
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	205	236,789
Lincoln National Corp. 4.35%, 03/01/48 (Call 09/01/47)	166	117,201
4.38%, 06/15/50 (Call 12/15/49)(b)	206	146,330
6.30%, 10/09/37	266	262,083
7.00%, 06/15/40	413	417,967
Loews Corp. 4.13%, 05/15/43 (Call 11/15/42)	250	211,194
6.00%, 02/01/35(b)	351	378,963
Manulife Financial Corp., 5.38%, 03/04/46	485	488,554
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(a)	485	348,455
Markel Corp. 3.45%, 05/07/52 (Call 11/07/51)	385	276,205
4.15%, 09/17/50 (Call 03/17/50)	355	284,193
4.30%, 11/01/47 (Call 05/01/47)	244	204,361
5.00%, 03/30/43	195	172,770
5.00%, 04/05/46	380	347,885
5.00%, 05/20/49 (Call 11/20/48)	398	360,512
Marsh & McLennan Companies Inc. 2.90%, 12/15/51 (Call 06/15/51)	230	157,767
4.20%, 03/01/48 (Call 09/01/47)	415	357,730
4.35%, 01/30/47 (Call 07/30/46)	361	316,359
4.75%, 03/15/39 (Call 09/15/38)	365	345,783
4.90%, 03/15/49 (Call 09/15/48)	781	753,521
5.45%, 03/15/53 (Call 09/15/52)(b)	465	484,234
5.88%, 08/01/33	300	326,195
6.25%, 11/01/52 (Call 05/01/52)	330	378,349
Massachusetts Mutual Life Insurance Co. 3.20%, 12/01/61(a)(b)	340	217,082
3.38%, 04/15/50(a)(b)	364	267,341
3.73%, 10/15/70(a)	641	448,454
4.50%, 04/15/65(a)	220	175,075
4.90%, 04/01/77(a)	264	232,454
5.08%, 02/15/69 (Call 02/15/49), (3-mo. LIBOR US + 3.191%)(a)(d)	295	266,282
5.38%, 12/01/41(a)(b)	391	364,367
5.67%, 12/01/52 (Call 06/01/52)(a)(b)	485	506,188
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)(b)	370	390,284
MetLife Inc. 4.05%, 03/01/45	663	558,981
4.13%, 08/13/42	523	451,650
4.60%, 05/13/46 (Call 11/13/45)	507	456,613
4.72%, 12/15/44	457	420,530
4.88%, 11/13/43	687	647,170
5.00%, 07/15/52 (Call 01/15/52)	605	576,259
5.25%, 01/15/54 (Call 07/15/53)	690	682,211
5.70%, 06/15/35	814	867,115
5.88%, 02/06/41	640	673,495
6.38%, 06/15/34(b)	897	1,013,154

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.40%, 12/15/66 (Call 12/15/31)(b)	$713	$715,139
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	290	341,475
10.75%, 08/01/69 (Call 08/01/34)	411	534,066
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(a)	65	67,754
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3-mo. LIBOR US + 3.314%)(a)(b)(d)	105	99,039
Nationwide Financial Services Inc. 3.90%, 11/30/49 (Call 05/30/49)(a)	824	611,990
5.30%, 11/18/44(a)(b)	319	291,343
6.75%, 05/15/87	135	129,846
Nationwide Mutual Insurance Co. 4.35%, 04/30/50 (Call 10/30/49)(a)	814	634,065
4.95%, 04/22/44(a)	212	185,694
9.38%, 08/15/39(a)	601	809,870
New York Life Insurance Co. 3.75%, 05/15/50 (Call 11/15/49)(a)	998	797,525
4.45%, 05/15/69 (Call 11/15/68)(a)(b)	626	537,887
5.88%, 05/15/33(a)	525	557,288
6.75%, 11/15/39(a)	760	891,310
Northwestern Mutual Life Insurance Co. (The) 3.45%, 03/30/51 (Call 09/30/50)(a)	715	526,646
3.63%, 09/30/59 (Call 03/30/59)(a)	840	619,534
3.85%, 09/30/47 (Call 03/30/47)(a)	850	678,697
6.06%, 03/30/40(a)(b)	901	960,659
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)(b)	200	183,373
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)(b)	505	369,596
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(a)	160	118,084
Pacific Life Insurance Co. 4.30%, 10/24/67 (Call 10/24/47), (3-mo. LIBOR US + 2.796%)(a)(d)	495	384,427
9.25%, 06/15/39(a)	185	249,347
Pacific LifeCorp. 3.35%, 09/15/50 (Call 03/15/50)(a)	400	285,836
5.13%, 01/30/43(a)(b)	235	222,395
5.40%, 09/15/52 (Call 03/15/52)(a)(b)	555	546,994
6.60%, 09/15/33(a)	570	629,605
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	315	220,013
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(a)	446	400,847
Principal Financial Group Inc. 4.30%, 11/15/46 (Call 05/15/46)(b)	185	153,119
4.35%, 05/15/43	268	224,551
4.63%, 09/15/42	232	204,417
5.50%, 03/15/53 (Call 09/15/52)	190	184,412
6.05%, 10/15/36	396	418,709
Progressive Corp. (The) 3.70%, 01/26/45	255	207,072
3.70%, 03/15/52 (Call 09/15/51)	420	337,866
3.95%, 03/26/50 (Call 09/26/49)	363	303,654
4.13%, 04/15/47 (Call 10/15/46)	583	508,249
4.20%, 03/15/48 (Call 09/15/47)	436	383,357
4.35%, 04/25/44	193	173,315
Prudential Financial Inc. 3.00%, 03/10/40 (Call 09/10/39)	400	305,008
3.70%, 03/13/51 (Call 09/13/50)	1,014	782,641
3.91%, 12/07/47 (Call 06/07/47)	596	483,343
3.94%, 12/07/49 (Call 06/07/49)	699	565,626

Security	Par (000)	Value

Insurance (continued)
4.35%, 02/25/50 (Call 08/25/49)	$659	$566,043
4.42%, 03/27/48 (Call 09/27/47)	280	241,504
4.60%, 05/15/44	513	463,703
5.70%, 12/14/36(b)	516	555,577
5.75%, 07/15/33(b)	152	163,231
6.63%, 12/01/37	345	392,574
6.63%, 06/21/40(b)	274	305,712
Securian Financial Group Inc., 4.80%, 04/15/48(a)	210	171,112
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	162	153,778
Sompo International Holdings Ltd., 7.00%, 07/15/34	180	193,225
Teachers Insurance & Annuity Association of America 3.30%, 05/15/50 (Call 11/15/49)(a)	960	685,484
4.27%, 05/15/47 (Call 11/15/46)(a)	1,265	1,071,435
4.90%, 09/15/44(a)	982	914,582
6.85%, 12/16/39(a)	850	964,915
Transatlantic Holdings Inc., 8.00%, 11/30/39	364	461,663
Travelers Companies Inc. (The) 2.55%, 04/27/50 (Call 10/27/49)(b)	304	200,969
3.05%, 06/08/51 (Call 12/08/50)(b)	525	378,928
3.75%, 05/15/46 (Call 11/15/45)	332	271,109
4.00%, 05/30/47 (Call 11/30/46)	454	391,342
4.05%, 03/07/48 (Call 09/07/47)	326	281,238
4.10%, 03/04/49 (Call 09/04/48)	356	309,839
4.30%, 08/25/45 (Call 02/25/45)	260	235,705
4.60%, 08/01/43	330	309,963
5.35%, 11/01/40	605	637,302
6.25%, 06/15/37	592	670,866
6.75%, 06/20/36	262	306,560
Trinity Acquisition PLC, 6.13%, 08/15/43	219	210,484
Unum Group 4.13%, 06/15/51 (Call 12/15/50)	400	290,334
4.50%, 12/15/49 (Call 06/15/49)(b)	295	222,366
5.75%, 08/15/42	330	308,052
W R Berkley Corp. 3.15%, 09/30/61 (Call 03/30/61)	185	119,067
3.55%, 03/30/52 (Call 09/30/51)	173	126,240
4.00%, 05/12/50 (Call 11/12/49)	332	266,989
4.75%, 08/01/44	235	217,048
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	195	199,600
Western & Southern Life Insurance Co. (The) 3.75%, 04/28/61 (Call 10/28/60)(a)	330	229,897
5.15%, 01/15/49 (Call 07/15/48)(a)(b)	285	260,084
Willis North America Inc. 3.88%, 09/15/49 (Call 03/15/49)	386	281,845
5.05%, 09/15/48 (Call 03/15/48)	238	205,596
WR Berkley Corp., 6.25%, 02/15/37(b)	250	272,958
XLIT Ltd., 5.25%, 12/15/43	210	212,404

		87,202,287

Internet — 1.8%
Alibaba Group Holding Ltd. 2.70%, 02/09/41 (Call 08/09/40)	678	455,042
3.15%, 02/09/51 (Call 08/09/50)	1,170	766,320
3.25%, 02/09/61 (Call 08/09/60)(b)	605	381,359
4.00%, 12/06/37 (Call 06/06/37)	507	439,690
4.20%, 12/06/47 (Call 06/06/47)	1,307	1,043,086
4.40%, 12/06/57 (Call 06/06/57)	610	488,448
4.50%, 11/28/34 (Call 05/28/34)	345	326,589

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)(b)	$939	$661,426
2.05%, 08/15/50 (Call 02/15/50)	1,658	1,055,899
2.25%, 08/15/60 (Call 02/15/60)	1,344	833,981
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)(b)	1,756	1,185,703
2.70%, 06/03/60 (Call 12/03/59)	1,393	907,747
2.88%, 05/12/41 (Call 11/12/40)	1,392	1,092,943
3.10%, 05/12/51 (Call 11/12/50)	2,236	1,690,117
3.25%, 05/12/61 (Call 11/12/60)	1,222	901,663
3.88%, 08/22/37 (Call 02/22/37)(b)	1,868	1,749,660
3.95%, 04/13/52 (Call 10/13/51)	1,815	1,598,100
4.05%, 08/22/47 (Call 02/22/47)	2,214	2,010,543
4.10%, 04/13/62 (Call 10/13/61)(b)	955	830,381
4.25%, 08/22/57 (Call 02/22/57)	1,495	1,357,723
4.80%, 12/05/34 (Call 06/05/34)(b)	684	710,099
4.95%, 12/05/44 (Call 06/05/44)(b)	1,086	1,123,922
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	455	338,431
4.00%, 07/15/42 (Call 01/15/42)	831	679,784
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	208	162,188
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	1,885	1,661,260
4.65%, 08/15/62 (Call 02/15/62)	985	872,452
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(a)	715	450,456
4.03%, 08/03/50 (Call 02/03/50)(a)	737	469,210
4.99%, 01/19/52 (Call 07/19/51)(a)	660	485,067
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(a)	1,307	870,647
3.29%, 06/03/60 (Call 12/03/59)(a)	663	418,538
3.68%, 04/22/41 (Call 10/22/40)(a)	442	344,262
3.84%, 04/22/51 (Call 10/22/50)(a)	1,195	888,252
3.93%, 01/19/38 (Call 07/19/37)(a)	685	583,387
3.94%, 04/22/61 (Call 10/22/60)(a)	590	427,179
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	366	308,620

		30,570,174

Iron & Steel — 0.3%
ArcelorMittal SA
6.75%, 03/01/41	365	369,375
7.00%, 10/15/39	480	504,853
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	333	221,805
3.85%, 04/01/52 (Call 10/01/51)	325	265,583
4.40%, 05/01/48 (Call 11/01/47)	340	299,698
5.20%, 08/01/43 (Call 02/01/43)(b)	242	244,491
6.40%, 12/01/37	150	173,466
Reliance Steel & Aluminum Co., 6.85%, 11/15/36(b)	195	220,873
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	277	190,828
Vale Overseas Ltd.
6.88%, 11/21/36	1,035	1,083,016
6.88%, 11/10/39	940	983,426
8.25%, 01/17/34	345	401,572
Vale SA, 5.63%, 09/11/42(b)	166	161,354

		5,120,340

Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)(b)	205	152,629
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)(b)	204	158,631

		311,260

Security	Par (000)	Value

Lodging — 0.0%
Marriott International Inc./MD 4.50%, 10/01/34 (Call 04/01/34)	$150	$134,062
Series II, 2.75%, 10/15/33 (Call 07/15/33)(b)	407	330,283

		464,345

Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	350	322,698
Caterpillar Inc. 3.25%, 09/19/49 (Call 03/19/49)	703	563,569
3.25%, 04/09/50 (Call 10/09/49)(b)	793	639,719
3.80%, 08/15/42(b)	1,033	926,751
4.30%, 05/15/44 (Call 11/15/43)	251	240,576
4.75%, 05/15/64 (Call 11/15/63)	295	290,116
5.20%, 05/27/41	597	636,704
5.30%, 09/15/35	197	209,396
6.05%, 08/15/36	523	595,302
Deere & Co. 2.88%, 09/07/49 (Call 03/07/49)	323	248,473
3.75%, 04/15/50 (Call 10/15/49)(b)	530	476,662
3.90%, 06/09/42 (Call 12/09/41)	885	816,927
Dover Corp. 5.38%, 10/15/35(b)	285	299,472
5.38%, 03/01/41 (Call 12/01/40)	262	266,131
6.60%, 03/15/38	160	183,687
Otis Worldwide Corp. 3.11%, 02/15/40 (Call 08/15/39)	549	430,853
3.36%, 02/15/50 (Call 08/15/49)	565	420,970
Rockwell Automation Inc. 2.80%, 08/15/61 (Call 02/15/61)	315	207,918
4.20%, 03/01/49 (Call 09/01/48)	429	387,703
6.25%, 12/01/37	125	140,623
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	270	237,082

		8,541,332

Manufacturing — 0.8%
3M Co. 3.13%, 09/19/46 (Call 03/19/46)(b)	374	271,232
3.25%, 08/26/49 (Call 02/26/49)(b)	724	549,695
3.63%, 10/15/47 (Call 04/15/47)(b)	526	412,509
3.70%, 04/15/50 (Call 10/15/49)(b)	428	348,088
3.88%, 06/15/44(b)	150	125,281
4.00%, 09/14/48 (Call 03/14/48)(b)	714	621,614
5.70%, 03/15/37(b)	435	480,076
Eaton Corp. 3.92%, 09/15/47 (Call 02/15/47)	235	199,377
4.15%, 11/02/42	725	645,017
4.70%, 08/23/52 (Call 02/23/52)(b)	477	459,237
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(b)	545	531,662
General Electric Co. 4.35%, 05/01/50 (Call 11/01/49)	552	483,732
4.50%, 03/11/44	475	428,908
5.88%, 01/14/38	335	367,121
6.15%, 08/07/37	421	461,378
6.88%, 01/10/39(b)	240	281,450
Illinois Tool Works Inc. 3.90%, 09/01/42 (Call 03/01/42)	499	450,666
4.88%, 09/15/41 (Call 03/15/41)	570	577,746
Parker-Hannifin Corp. 4.00%, 06/14/49 (Call 12/14/48)	579	485,717
4.10%, 03/01/47 (Call 09/01/46)	350	302,310

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
4.20%, 11/21/34 (Call 05/21/34)	$287	$270,966
4.45%, 11/21/44 (Call 05/21/44)	277	254,281
6.25%, 05/15/38	345	384,360
Siemens Financieringsmaatschappij NV 2.88%, 03/11/41(a)	1,435	1,117,066
3.30%, 09/15/46(a)	884	713,905
4.20%, 03/16/47(a)	825	766,264
4.40%, 05/27/45(a)	1,068	1,011,550

		13,001,208

Media — 4.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.50%, 06/01/41 (Call 12/01/40)	1,047	715,413
3.50%, 03/01/42 (Call 09/01/41)	995	671,904
3.70%, 04/01/51 (Call 10/01/50)	1,414	896,770
3.85%, 04/01/61 (Call 10/01/60)	1,310	801,826
3.90%, 06/01/52 (Call 12/01/51)	1,673	1,089,914
3.95%, 06/30/62 (Call 12/30/61)	1,035	637,069
4.40%, 12/01/61 (Call 06/01/61)	1,023	685,678
4.80%, 03/01/50 (Call 09/01/49)	1,962	1,485,800
5.13%, 07/01/49 (Call 01/01/49)	902	704,987
5.25%, 04/01/53 (Call 10/01/52)	1,045	836,366
5.38%, 04/01/38 (Call 10/01/37)	589	510,551
5.38%, 05/01/47 (Call 11/01/46)	1,670	1,366,828
5.50%, 04/01/63 (Call 10/01/62)	700	559,216
5.75%, 04/01/48 (Call 10/01/47)	1,532	1,302,117
6.38%, 10/23/35 (Call 04/23/35)	1,416	1,399,744
6.48%, 10/23/45 (Call 04/23/45)	2,275	2,107,883
6.83%, 10/23/55 (Call 04/23/55)	370	351,101
Comcast Corp. 2.45%, 08/15/52 (Call 02/15/52)	981	615,026
2.65%, 08/15/62 (Call 02/15/62)(b)	688	421,376
2.80%, 01/15/51 (Call 07/15/50)(b)	1,196	807,433
2.89%, 11/01/51 (Call 05/01/51)(b)	3,392	2,318,059
2.94%, 11/01/56 (Call 05/01/56)	4,071	2,706,438
2.99%, 11/01/63 (Call 05/01/63)	2,722	1,762,484
3.20%, 07/15/36 (Call 01/15/36)	720	611,813
3.25%, 11/01/39 (Call 05/01/39)	950	770,896
3.40%, 07/15/46 (Call 01/15/46)	962	748,989
3.45%, 02/01/50 (Call 08/01/49)	1,215	939,547
3.75%, 04/01/40 (Call 10/01/39)	989	853,565
3.90%, 03/01/38 (Call 09/01/37)	871	784,382
3.97%, 11/01/47 (Call 05/01/47)(b)	1,384	1,173,292
4.00%, 08/15/47 (Call 02/15/47)	592	499,314
4.00%, 03/01/48 (Call 09/01/47)	702	592,280
4.00%, 11/01/49 (Call 05/01/49)	1,378	1,161,498
4.05%, 11/01/52 (Call 05/01/52)	693	585,418
4.20%, 08/15/34 (Call 02/15/34)	801	770,126
4.40%, 08/15/35 (Call 02/25/35)	567	556,045
4.60%, 10/15/38 (Call 04/15/38)	748	722,645
4.60%, 08/15/45 (Call 02/15/45)	530	491,071
4.65%, 07/15/42	511	483,974
4.70%, 10/15/48 (Call 04/15/48)	1,290	1,223,517
4.75%, 03/01/44	335	315,882
4.95%, 10/15/58 (Call 04/15/58)(b)	562	551,922
5.65%, 06/15/35	665	718,635
6.40%, 03/01/40	125	138,246
6.45%, 03/15/37	480	549,429
6.50%, 11/15/35	547	630,674
6.55%, 07/01/39	100	114,721

Security	Par (000)	Value

Media (continued)
6.95%, 08/15/37	$280	$335,773
Cox Communications Inc. 2.95%, 10/01/50 (Call 04/01/50)(a)	360	228,052
3.60%, 06/15/51 (Call 12/15/50)(a)	487	349,190
4.50%, 06/30/43 (Call 12/30/42)(a)	296	249,534
4.60%, 08/15/47 (Call 02/15/47)(a)	200	169,070
4.70%, 12/15/42(a)	281	241,781
4.80%, 02/01/35 (Call 08/01/34)(a)	334	308,622
8.38%, 03/01/39(a)	465	573,903
Discovery Communications LLC 4.00%, 09/15/55 (Call 03/15/55)	1,259	827,447
4.65%, 05/15/50 (Call 11/15/49)(b)	752	568,164
4.88%, 04/01/43	435	350,728
4.95%, 05/15/42	246	199,337
5.00%, 09/20/37 (Call 03/20/37)	280	245,193
5.20%, 09/20/47 (Call 03/20/47)	980	802,933
5.30%, 05/15/49 (Call 11/15/48)	600	490,568
6.35%, 06/01/40(b)	494	481,546
Fox Corp. 5.48%, 01/25/39 (Call 07/25/38)(b)	913	865,260
5.58%, 01/25/49 (Call 07/25/48)	1,072	995,733
Grupo Televisa SAB 5.00%, 05/13/45 (Call 11/13/44)	377	335,068
5.25%, 05/24/49 (Call 11/24/48)	110	103,203
6.13%, 01/31/46 (Call 06/30/45)(b)	460	475,589
6.63%, 01/15/40(b)	916	983,135
NBCUniversal Media LLC 4.45%, 01/15/43	534	489,680
5.95%, 04/01/41(b)	346	376,792
6.40%, 04/30/40	285	324,326
Paramount Global 4.38%, 03/15/43	813	580,437
4.60%, 01/15/45 (Call 07/15/44)	425	310,092
4.85%, 07/01/42 (Call 01/01/42)	417	321,190
4.90%, 08/15/44 (Call 02/15/44)	370	281,349
4.95%, 05/19/50 (Call 11/19/49)(b)	673	509,072
5.25%, 04/01/44 (Call 10/01/43)	230	181,838
5.50%, 05/15/33(b)	296	279,167
5.85%, 09/01/43 (Call 03/01/43)	836	716,049
5.90%, 10/15/40 (Call 04/15/40)	255	227,439
6.88%, 04/30/36	843	866,607
Sky Group Finance Ltd., 6.50%, 10/15/35(a)	280	308,338
Thomson Reuters Corp. 5.50%, 08/15/35	345	349,912
5.65%, 11/23/43 (Call 05/23/43)	225	217,919
5.85%, 04/15/40	405	404,186
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33.	560	632,815
Time Warner Cable LLC 4.50%, 09/15/42 (Call 03/15/42)	868	661,115
5.50%, 09/01/41 (Call 03/01/41)	967	825,747
5.88%, 11/15/40 (Call 05/15/40)	725	644,919
6.55%, 05/01/37	1,089	1,061,390
6.75%, 06/15/39	1,089	1,058,777
7.30%, 07/01/38	1,115	1,155,472
TWDC Enterprises 18 Corp. 3.00%, 07/30/46	505	370,807
3.70%, 12/01/42	602	507,050
4.13%, 06/01/44(b)	837	756,823
4.38%, 08/16/41	330	306,246
Series E, 4.13%, 12/01/41	435	391,891

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The) 2.75%, 09/01/49 (Call 03/01/49)	$1,609	$1,116,968
3.50%, 05/13/40 (Call 11/13/39)	1,385	1,177,597
3.60%, 01/13/51 (Call 07/13/50)	1,960	1,585,607
3.80%, 05/13/60 (Call 11/13/59)	443	359,996
4.63%, 03/23/40 (Call 09/23/39)	545	534,141
4.70%, 03/23/50 (Call 09/23/49)(b)	1,015	989,261
4.75%, 09/15/44 (Call 03/15/44)	494	484,750
4.75%, 11/15/46 (Call 05/15/46)	429	413,782
4.95%, 10/15/45 (Call 04/15/45)	422	416,503
5.40%, 10/01/43	430	448,137
6.15%, 03/01/37	215	239,728
6.15%, 02/15/41	565	634,566
6.20%, 12/15/34	601	686,904
6.40%, 12/15/35	294	339,714
6.65%, 11/15/37	636	755,524
7.75%, 12/01/45	235	308,881

		76,531,197

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 3.90%, 01/15/43 (Call 07/15/42)	116	101,108
4.20%, 06/15/35 (Call 12/15/34)	186	178,486
4.38%, 06/15/45 (Call 12/15/44)(b)	271	249,623
Valmont Industries Inc. 5.00%, 10/01/44 (Call 04/01/44)	315	283,631
5.25%, 10/01/54 (Call 04/01/54)	182	163,888

		976,736

Mining — 1.6%
Anglo American Capital PLC 3.95%, 09/10/50 (Call 03/10/50)(a)(b)	419	319,952
4.75%, 03/16/52 (Call 09/16/51)(a)	585	495,571
Barrick Gold Corp., 6.45%, 10/15/35(b)	250	276,450
Barrick International Barbados Corp., 6.35%, 10/15/36(a)	400	437,481
Barrick North America Finance LLC 5.70%, 05/30/41	650	683,783
5.75%, 05/01/43	510	539,092
7.50%, 09/15/38	245	294,334
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	603	647,756
BHP Billiton Finance USA Ltd. 4.13%, 02/24/42	741	675,861
5.00%, 09/30/43	1,588	1,617,610
Corp. Nacional del Cobre de Chile 3.15%, 01/15/51 (Call 07/15/50)(a)	370	258,219
3.70%, 01/30/50 (Call 07/30/49)(a)	2,130	1,601,866
4.25%, 07/17/42(a)	430	357,756
4.38%, 02/05/49 (Call 08/05/48)(a)	1,008	850,284
4.50%, 08/01/47 (Call 02/01/47)(a)	962	822,655
4.88%, 11/04/44(a)	640	584,689
5.63%, 09/21/35(a)	100	105,646
5.63%, 10/18/43(a)(b)	545	542,112
6.15%, 10/24/36(a)(b)	313	341,007
Freeport Indonesia PT, 6.20%, 04/14/52 (Call 10/14/51)(a)	497	457,573
Freeport-McMoRan Inc. 5.40%, 11/14/34 (Call 05/14/34)(b)	497	490,028
5.45%, 03/15/43 (Call 09/15/42)	1,309	1,228,704
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(a)	435	331,325
Glencore Canada Corp., 6.20%, 06/15/35	275	276,096
Glencore Finance Canada Ltd. 5.55%, 10/25/42(a)(b)	225	216,915

Security	Par (000)	Value

Mining (continued)
6.00%, 11/15/41(a)	$403	$410,258
6.90%, 11/15/37(a)	535	598,921
Glencore Funding LLC 3.38%, 09/23/51 (Call 03/23/51)(a)	225	155,690
3.88%, 04/27/51 (Call 10/27/50)(a)(b)	225	172,796
Indonesia Asahan Aluminium Persero PT 5.80%, 05/15/50 (Call 11/15/49)(a)(b)	330	298,692
6.76%, 11/15/48(a)(b)	264	265,095
Industrias Penoles SAB de CV 4.75%, 08/06/50 (Call 02/06/50)(a)	283	230,485
5.65%, 09/12/49 (Call 03/12/49)(a)	210	194,470
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)(b)	244	262,755
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)(b)	625	483,135
Newcrest Finance Pty Ltd. 4.20%, 05/13/50 (Call 11/13/49)(a)	123	100,902
5.75%, 11/15/41(a)(b)	549	552,630
Newmont Corp. 4.88%, 03/15/42 (Call 09/15/41)(b)	758	728,628
5.45%, 06/09/44 (Call 12/09/43)(b)	245	248,984
5.88%, 04/01/35(b)	449	473,464
6.25%, 10/01/39	704	765,414
Rio Tinto Alcan Inc. 5.75%, 06/01/35	486	517,245
6.13%, 12/15/33	926	1,024,312
Rio Tinto Finance USA Ltd. 2.75%, 11/02/51 (Call 05/02/51)	905	633,378
5.20%, 11/02/40	828	855,905
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (Call 02/21/42)	454	411,663
4.75%, 03/22/42 (Call 09/22/41)	198	194,049
5.13%, 03/09/53 (Call 09/09/52)	525	540,926
Southern Copper Corp. 5.25%, 11/08/42	770	751,923
5.88%, 04/23/45	965	1,008,425
6.75%, 04/16/40	799	893,014
7.50%, 07/27/35	790	930,140

		28,156,064

Oil & Gas — 5.6%
BG Energy Capital PLC, 5.13%, 10/15/41(a)(b)	895	873,539
BP Capital Markets America Inc. 2.77%, 11/10/50 (Call 05/10/50)	1,081	740,135
2.94%, 06/04/51 (Call 12/04/50)(b)	1,582	1,110,574
3.00%, 02/24/50 (Call 08/24/49)	1,441	1,032,273
3.00%, 03/17/52 (Call 09/17/51)	814	577,949
3.06%, 06/17/41 (Call 12/17/40)	990	772,022
3.07%, 03/30/50 (Call 09/30/49)	410	372,906
3.38%, 02/08/61 (Call 08/08/60)	1,375	1,020,507
Burlington Resources LLC, 5.95%, 10/15/36(b)	40	44,037
Canadian Natural Resources Ltd. 4.95%, 06/01/47 (Call 12/01/46)	370	336,701
5.85%, 02/01/35	321	323,569
6.25%, 03/15/38	821	875,493
6.45%, 06/30/33	172	179,486
6.50%, 02/15/37	357	375,886
6.75%, 02/01/39	382	409,843
Cenovus Energy Inc. 3.75%, 02/15/52 (Call 08/15/51)(b)	680	494,013
5.25%, 06/15/37 (Call 12/15/36)(b)	181	173,977
5.40%, 06/15/47 (Call 12/15/46)	581	541,331

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.75%, 11/15/39	$654	$710,136
6.80%, 09/15/37	418	449,924
Chevron Corp. 2.98%, 05/11/40 (Call 11/11/39)	255	200,992
3.08%, 05/11/50 (Call 11/11/49)	660	509,527
Chevron USA Inc. 2.34%, 08/12/50 (Call 02/12/50)(b)	578	380,052
5.25%, 11/15/43 (Call 05/15/43)	270	280,806
6.00%, 03/01/41 (Call 09/01/40)	225	252,025
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)	500	527,055
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)	250	241,807
CNOOC Finance 2013 Ltd. 3.30%, 09/30/49 (Call 03/30/49)	470	338,370
4.25%, 05/09/43(b)	220	192,250
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	405	383,599
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	365	314,075
CNOOC Petroleum North America ULC 5.88%, 03/10/35(b)	562	595,016
6.40%, 05/15/37	645	721,199
7.50%, 07/30/39	410	506,572
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	400	441,936
ConocoPhillips Co. 3.76%, 03/15/42 (Call 09/15/41)	525	450,112
3.80%, 03/15/52 (Call 09/15/51)(b)	1,065	891,604
4.03%, 03/15/62 (Call 09/15/61)(b)	1,419	1,206,489
4.30%, 11/15/44 (Call 05/15/44)	583	532,819
4.88%, 10/01/47 (Call 04/01/47)(b)	70	67,495
5.90%, 05/15/38	75	82,265
5.95%, 03/15/46 (Call 09/15/45)	200	223,632
6.50%, 02/01/39	835	980,499
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	505	393,166
Devon Energy Corp. 4.75%, 05/15/42 (Call 11/15/41)	514	451,584
5.00%, 06/15/45 (Call 12/15/44)(b)	536	479,922
5.60%, 07/15/41 (Call 01/15/41)	971	946,449
Diamondback Energy Inc. 4.25%, 03/15/52 (Call 09/15/51)	560	442,010
4.40%, 03/24/51 (Call 09/24/50)(b)	542	441,215
6.25%, 03/15/53 (Call 09/15/52)(b)	425	444,164
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(a)	331	255,043
Eni SpA, 5.70%, 10/01/40(a)	325	305,949
EOG Resources Inc. 3.90%, 04/01/35 (Call 10/01/34)	398	368,735
4.95%, 04/15/50 (Call 10/15/49)(b)	453	456,495
5.10%, 01/15/36 (Call 07/15/35)	215	213,235
Equinor ASA 3.25%, 11/18/49 (Call 05/18/49)	626	485,578
3.63%, 04/06/40 (Call 10/06/39)	368	319,177
3.70%, 04/06/50 (Call 10/06/49)	824	694,961
3.95%, 05/15/43	599	536,798
4.25%, 11/23/41	415	388,222
4.80%, 11/08/43	621	612,937
5.10%, 08/17/40	573	592,416
Exxon Mobil Corp. 3.00%, 08/16/39 (Call 02/16/39)	658	533,590
3.10%, 08/16/49 (Call 02/16/49)	1,068	805,255
3.45%, 04/15/51 (Call 10/15/50)(b)	1,915	1,534,248

Security	Par (000)	Value

Oil & Gas (continued)
3.57%, 03/06/45 (Call 09/06/44)(b)	$688	$574,712
4.11%, 03/01/46 (Call 09/01/45)	1,748	1,572,666
4.23%, 03/19/40 (Call 09/19/39)	1,428	1,344,970
4.33%, 03/19/50 (Call 09/19/49)	1,844	1,716,801
Hess Corp. 5.60%, 02/15/41	993	965,502
5.80%, 04/01/47 (Call 10/01/46)(b)	158	156,423
6.00%, 01/15/40(b)	610	620,844
KazMunayGas National Co. JSC 5.75%, 04/19/47(a)	600	474,000
6.38%, 10/24/48(a)	1,140	959,242
Marathon Oil Corp. 5.20%, 06/01/45 (Call 12/01/44)	323	279,554
6.60%, 10/01/37	613	631,289
Marathon Petroleum Corp. 4.50%, 04/01/48 (Call 10/01/47)	405	329,532
4.75%, 09/15/44 (Call 03/15/44)	496	430,105
5.00%, 09/15/54 (Call 03/15/54)	308	265,610
5.85%, 12/15/45 (Call 06/15/45)	184	174,275
6.50%, 03/01/41 (Call 09/01/40)	813	858,842
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	448	487,228
Ovintiv Inc. 6.50%, 08/15/34(b)	370	379,048
6.50%, 02/01/38	415	415,007
6.63%, 08/15/37	305	310,269
Pertamina Persero PT 4.15%, 02/25/60 (Call 08/25/59)(a)(b)	660	483,848
4.18%, 01/21/50 (Call 07/21/49)(a)	755	589,392
4.70%, 07/30/49(a)	431	365,551
5.63%, 05/20/43(a)	1,005	954,208
6.00%, 05/03/42(a)	669	663,668
6.45%, 05/30/44(a)	1,043	1,083,309
6.50%, 05/27/41(a)	300	310,817
6.50%, 11/07/48(a)	614	631,372
Petronas Capital Ltd. 3.40%, 04/28/61 (Call 10/28/60)(a)	1,170	854,619
4.50%, 03/18/45(a)	982	920,196
4.55%, 04/21/50 (Call 10/21/49)(a)	1,714	1,601,752
4.80%, 04/21/60 (Call 10/21/59)(a)	725	700,144
Phillips 66 3.30%, 03/15/52 (Call 09/15/51)	770	542,197
4.65%, 11/15/34 (Call 05/15/34)	688	665,933
4.68%, 02/15/45 (Call 08/15/44)(a)	360	319,530
4.88%, 11/15/44 (Call 05/15/44)	1,180	1,111,497
4.90%, 10/01/46 (Call 04/01/46)(a)	413	373,563
5.88%, 05/01/42	874	926,862
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)(b)	585	428,038
Qatar Energy 3.13%, 07/12/41 (Call 01/12/41)(a)	2,165	1,702,231
3.30%, 07/12/51 (Call 01/12/51)(a)	2,700	2,030,940
Reliance Industries Ltd. 3.63%, 01/12/52(a)	1,580	1,130,342
3.75%, 01/12/62(a)	645	448,909
Saudi Arabian Oil Co. 3.25%, 11/24/50 (Call 05/24/50)(a)	1,478	1,060,465
3.50%, 11/24/70 (Call 05/24/70)(a)	1,555	1,056,641
4.25%, 04/16/39(a)	2,093	1,918,281
4.38%, 04/16/49(a)	2,018	1,779,924
Shell International Finance BV 2.88%, 11/26/41 (Call 05/26/41)	405	312,990

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.00%, 11/26/51 (Call 05/26/51)	$725	$524,937
3.13%, 11/07/49 (Call 05/07/49)	888	664,711
3.25%, 04/06/50 (Call 10/06/49)	1,370	1,049,375
3.63%, 08/21/42	398	335,920
3.75%, 09/12/46	904	761,540
4.00%, 05/10/46	1,393	1,219,389
4.13%, 05/11/35	1,068	1,026,401
4.38%, 05/11/45	1,861	1,730,256
4.55%, 08/12/43	877	834,454
5.50%, 03/25/40	831	886,345
6.38%, 12/15/38	1,843	2,145,954
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	345	308,295
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	620	614,564
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)	250	263,729
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(a)	550	484,665
Sinopec Group Overseas Development 2017 Ltd. 4.00%, 09/13/47(a)	400	346,051
4.25%, 04/12/47(a)	450	405,718
Sinopec Group Overseas Development 2018 Ltd. 3.10%, 01/08/51 (Call 07/08/50)(a)	400	285,310
3.35%, 05/13/50 (Call 11/13/49)(a)	290	221,083
3.44%, 11/12/49 (Call 05/12/49)(a)	200	155,423
3.68%, 08/08/49 (Call 02/08/49)(a)	273	221,765
4.60%, 09/12/48(a)	323	305,210
Sinopec Group Overseas Development Ltd., 4.25%, 05/03/46(a)	200	179,725
Suncor Energy Inc. 3.75%, 03/04/51 (Call 09/04/50)	332	252,621
4.00%, 11/15/47 (Call 05/15/47)	324	260,530
5.95%, 12/01/34	455	472,416
6.50%, 06/15/38	918	988,909
6.80%, 05/15/38(b)	760	837,237
6.85%, 06/01/39(b)	585	639,392
Thaioil Treasury Center Co. Ltd. 3.50%, 10/17/49(a)(b)	466	298,201
3.75%, 06/18/50(a)	390	259,693
5.38%, 11/20/48(a)	395	337,535
TotalEnergies Capital International SA 2.99%, 06/29/41 (Call 12/29/40)(b)	575	451,104
3.13%, 05/29/50 (Call 11/29/49)	1,697	1,268,760
3.39%, 06/29/60 (Call 12/29/59)	572	430,735
3.46%, 07/12/49 (Call 01/12/49)	726	580,931
Valero Energy Corp. 3.65%, 12/01/51 (Call 06/01/51)(b)	671	478,242
4.00%, 06/01/52 (Call 12/01/51)(b)	365	280,475
4.90%, 03/15/45(b)	381	345,550
6.63%, 06/15/37	1,079	1,183,981
XTO Energy Inc., 6.75%, 08/01/37.	125	146,564

		95,832,480

Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	839	821,758
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	789	647,293
Halliburton Co. 4.50%, 11/15/41 (Call 05/15/41)	297	257,078
4.75%, 08/01/43 (Call 02/01/43)	559	498,514
4.85%, 11/15/35 (Call 05/15/35)	754	736,694

Security	Par (000)	Value

Oil & Gas Services (continued)
5.00%, 11/15/45 (Call 05/15/45)(b)	$1,331	$1,221,387
6.70%, 09/15/38	605	673,591
7.45%, 09/15/39	755	889,918
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)(b)	867	645,762

		6,391,995

Packaging & Containers — 0.1%
Packaging Corp. of America 3.05%, 10/01/51 (Call 04/01/51)	550	371,410
4.05%, 12/15/49 (Call 06/15/49)	210	171,210
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)(b)	315	322,579
Stora Enso OYJ, 7.25%, 04/15/36(a)	200	212,938
WRKCo Inc., 3.00%, 06/15/33 (Call 03/15/33)(b)	355	290,245

		1,368,382

Pharmaceuticals — 6.3%
AbbVie Inc. 4.05%, 11/21/39 (Call 05/21/39)	2,740	2,423,724
4.25%, 11/21/49 (Call 05/21/49)	3,857	3,380,926
4.30%, 05/14/36 (Call 11/14/35)	780	738,618
4.40%, 11/06/42	1,820	1,657,869
4.45%, 05/14/46 (Call 11/14/45)	1,389	1,254,132
4.50%, 05/14/35 (Call 11/14/34)(b)	1,763	1,715,815
4.55%, 03/15/35 (Call 09/15/34)	1,207	1,182,263
4.63%, 10/01/42 (Call 04/01/42)	282	256,060
4.70%, 05/14/45 (Call 11/14/44)	1,886	1,769,306
4.75%, 03/15/45 (Call 09/15/44)	589	555,967
4.85%, 06/15/44 (Call 12/15/43)	765	728,423
4.88%, 11/14/48 (Call 05/14/48)	1,202	1,153,603
AmerisourceBergen Corp. 4.25%, 03/01/45 (Call 09/01/44)	347	291,909
4.30%, 12/15/47 (Call 06/15/47)	374	322,444
AstraZeneca PLC 2.13%, 08/06/50 (Call 02/06/50)	305	193,557
3.00%, 05/28/51 (Call 11/28/50)	566	429,145
4.00%, 09/18/42	828	756,920
4.38%, 11/16/45	652	625,396
4.38%, 08/17/48 (Call 02/17/48)	551	524,692
6.45%, 09/15/37	1,753	2,076,382
Bayer U.S. Finance II LLC 3.95%, 04/15/45 (Call 10/15/44)(a)	265	202,853
4.20%, 07/15/34 (Call 01/15/34)(a)	233	214,617
4.40%, 07/15/44 (Call 01/15/44)(a)	564	464,269
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	921	844,330
4.65%, 11/15/43 (Call 05/15/43)(a)(b)	210	170,759
4.70%, 07/15/64 (Call 01/15/64)(a)	460	383,670
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	1,400	1,262,003
5.50%, 07/30/35(a)(b)	195	195,986
Becton Dickinson and Co. 3.79%, 05/20/50 (Call 11/20/49)	510	413,486
4.67%, 06/06/47 (Call 12/06/46)	1,047	976,924
4.69%, 12/15/44 (Call 06/15/44)	620	579,870
Bristol-Myers Squibb Co. 2.35%, 11/13/40 (Call 05/13/40)	582	421,523
2.55%, 11/13/50 (Call 05/13/50)(b)	1,080	722,353
3.25%, 08/01/42	451	359,741
3.55%, 03/15/42 (Call 09/15/41)(b)	815	694,401
3.70%, 03/15/52 (Call 09/15/51)	1,460	1,211,194
3.90%, 03/15/62 (Call 09/15/61)	740	613,698
4.13%, 06/15/39 (Call 12/15/38)	1,358	1,272,522
4.25%, 10/26/49 (Call 04/26/49)	2,486	2,255,296

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.35%, 11/15/47 (Call 05/15/47)	$840	$778,351
4.50%, 03/01/44 (Call 09/01/43)	55	52,076
4.55%, 02/20/48 (Call 08/20/47)	868	825,828
4.63%, 05/15/44 (Call 11/15/43)	721	698,384
5.00%, 08/15/45 (Call 02/15/45)(b)	310	314,370
5.88%, 11/15/36(b)	165	181,370
Cardinal Health Inc. 4.37%, 06/15/47 (Call 12/15/46)(b)	336	281,402
4.50%, 11/15/44 (Call 05/15/44)	328	281,979
4.60%, 03/15/43	213	186,325
4.90%, 09/15/45 (Call 03/15/45)	414	370,735
Cigna Group (The) 3.20%, 03/15/40 (Call 09/15/39)	557	438,676
3.40%, 03/15/50 (Call 09/15/49)	1,011	743,700
3.40%, 03/15/51 (Call 09/15/50)	1,050	773,987
3.88%, 10/15/47 (Call 04/15/47)	744	601,210
4.80%, 08/15/38 (Call 02/15/38)	1,608	1,560,227
4.80%, 07/15/46 (Call 01/16/46)	815	753,057
4.90%, 12/15/48 (Call 06/15/48)	2,089	1,964,889
5.38%, 02/15/42 (Call 08/15/41)	241	234,060
6.13%, 11/15/41	224	244,818
CVS Health Corp. 2.70%, 08/21/40 (Call 02/21/40)	1,034	740,637
4.13%, 04/01/40 (Call 10/01/39)	715	611,870
4.25%, 04/01/50 (Call 10/01/49)	518	432,108
4.78%, 03/25/38 (Call 09/25/37)(b)	3,388	3,235,195
4.88%, 07/20/35 (Call 01/20/35)	609	596,882
5.05%, 03/25/48 (Call 09/25/47)	5,486	5,121,320
5.13%, 07/20/45 (Call 01/20/45)(b)	2,422	2,291,434
5.30%, 12/05/43 (Call 06/05/43)	533	520,113
5.63%, 02/21/53 (Call 08/21/52)	935	939,453
6.13%, 09/15/39	355	373,348
Eli Lilly & Co. 2.25%, 05/15/50 (Call 11/15/49)(b)	887	600,489
2.50%, 09/15/60 (Call 03/15/60)	599	390,794
3.70%, 03/01/45 (Call 09/01/44)	251	218,763
3.95%, 05/15/47 (Call 11/15/46)	135	120,611
3.95%, 03/15/49 (Call 09/15/48)	415	380,727
4.15%, 03/15/59 (Call 09/15/58)(b)	449	409,969
4.88%, 02/27/53 (Call 08/27/52)	960	1,003,183
4.95%, 02/27/63 (Call 08/27/62)	745	777,696
5.55%, 03/15/37(b)	255	284,497
5.95%, 11/15/37(b)	215	239,446
GlaxoSmithKline Capital Inc. 4.20%, 03/18/43	300	274,227
5.38%, 04/15/34	576	621,534
6.38%, 05/15/38	1,873	2,224,228
Johnson & Johnson 2.10%, 09/01/40 (Call 03/01/40)	879	639,066
2.25%, 09/01/50 (Call 03/01/50)(b)	784	530,274
2.45%, 09/01/60 (Call 03/01/60)(b)	797	532,101
3.40%, 01/15/38 (Call 07/15/37)	852	772,291
3.50%, 01/15/48 (Call 07/15/47)	393	342,305
3.55%, 03/01/36 (Call 09/01/35)	684	639,375
3.63%, 03/03/37 (Call 09/03/36)	982	918,968
3.70%, 03/01/46 (Call 09/01/45)	1,228	1,099,368
3.75%, 03/03/47 (Call 09/03/46)	765	688,305
4.38%, 12/05/33 (Call 06/05/33)	583	603,686
4.50%, 09/01/40	427	426,800
4.50%, 12/05/43 (Call 06/05/43)	269	270,493

Security	Par (000)	Value

Pharmaceuticals (continued)
4.85%, 05/15/41	$221	$229,063
4.95%, 05/15/33(b)	261	284,323
5.85%, 07/15/38	562	653,852
5.95%, 08/15/37	630	742,720
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)(b)	190	175,005
Mead Johnson Nutrition Co. 4.60%, 06/01/44 (Call 12/01/43)	186	172,834
5.90%, 11/01/39	365	388,595
Merck & Co. Inc. 2.35%, 06/24/40 (Call 12/24/39)	744	548,965
2.45%, 06/24/50 (Call 12/24/49)	823	556,873
2.75%, 12/10/51 (Call 06/10/51)	1,405	995,623
2.90%, 12/10/61 (Call 06/10/61)	1,075	732,798
3.60%, 09/15/42 (Call 03/15/42)	548	469,984
3.70%, 02/10/45 (Call 08/10/44)	896	781,589
3.90%, 03/07/39 (Call 09/07/38)	657	601,769
4.00%, 03/07/49 (Call 09/07/48)	1,038	933,256
4.15%, 05/18/43	815	762,451
6.50%, 12/01/33	435	507,390
6.55%, 09/15/37(b)	560	671,211
Merck Sharp & Dohme Corp. 5.75%, 11/15/36	195	213,887
5.85%, 06/30/39	250	267,967
Mylan Inc. 5.20%, 04/15/48 (Call 10/15/47)	600	461,524
5.40%, 11/29/43 (Call 05/29/43)	330	271,389
Novartis Capital Corp. 2.75%, 08/14/50 (Call 02/14/50)(b)	746	549,175
3.70%, 09/21/42	675	595,928
4.00%, 11/20/45 (Call 05/20/45)	868	799,986
4.40%, 05/06/44	1,135	1,114,941
Pfizer Inc. 2.55%, 05/28/40 (Call 11/28/39)	790	597,884
2.70%, 05/28/50 (Call 11/28/49)	878	633,294
3.90%, 03/15/39 (Call 09/15/38)	563	514,633
4.00%, 12/15/36	233	224,358
4.00%, 03/15/49 (Call 09/15/48)	824	747,697
4.10%, 09/15/38 (Call 03/15/38)	546	516,915
4.13%, 12/15/46(b)	876	807,986
4.20%, 09/15/48 (Call 03/15/48)	654	613,645
4.30%, 06/15/43	499	471,311
4.40%, 05/15/44	755	729,969
5.60%, 09/15/40	418	455,231
7.20%, 03/15/39	1,736	2,192,819
Takeda Pharmaceutical Co. Ltd. 3.03%, 07/09/40 (Call 01/09/40)	1,106	861,184
3.18%, 07/09/50 (Call 01/09/50)	1,450	1,043,961
3.38%, 07/09/60 (Call 01/09/60)	689	486,222
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	704	545,611
Viatris Inc. 3.85%, 06/22/40 (Call 12/22/39)	1,083	747,902
4.00%, 06/22/50 (Call 12/22/49)	1,390	901,723
Wyeth LLC 5.95%, 04/01/37	1,453	1,640,147
6.00%, 02/15/36	423	476,877
6.50%, 02/01/34(b)	570	658,242
Zoetis Inc. 3.00%, 05/15/50 (Call 11/15/49)	255	183,810
3.95%, 09/12/47 (Call 03/12/47)	291	243,800

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.45%, 08/20/48 (Call 02/20/48)	$352	$317,889
4.70%, 02/01/43 (Call 08/01/42)	925	868,907

		108,418,761

Pipelines — 4.4%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	1,216	1,146,007
Cameron LNG LLC 3.30%, 01/15/35 (Call 09/15/34)(a)	616	533,671
3.40%, 01/15/38 (Call 07/15/37)(a)(b)	320	279,171
3.70%, 01/15/39 (Call 07/15/38)(a)	584	494,376
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)	307	251,777
Colonial Pipeline Co. 4.20%, 04/15/43 (Call 10/15/42)(a)(b)	105	89,253
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	370	329,532
6.38%, 08/01/37(a)	50	53,387
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	235	240,686
DCP Midstream Operating LP 5.60%, 04/01/44 (Call 10/01/43)	310	297,338
6.45%, 11/03/36(a)	270	282,962
6.75%, 09/15/37(a)	235	255,292
Eastern Gas Transmission & Storage Inc. 3.90%, 11/15/49 (Call 05/15/49)	313	239,589
4.60%, 12/15/44 (Call 06/15/44)	221	192,234
4.80%, 11/01/43 (Call 05/01/43)	178	159,953
EIG Pearl Holdings Sarl 3.55%, 08/31/36(a)	200	172,250
4.39%, 11/30/46(a)	805	642,994
Enbridge Energy Partners LP 5.50%, 09/15/40 (Call 03/15/40)	468	452,821
7.38%, 10/15/45 (Call 04/15/45)	357	423,795
Series B, 7.50%, 04/15/38	215	250,105
Enbridge Inc. 2.50%, 08/01/33 (Call 05/01/33)(b)	532	430,126
3.40%, 08/01/51 (Call 02/01/51)	665	469,601
4.00%, 11/15/49 (Call 05/15/49)(b)	337	262,783
4.50%, 06/10/44 (Call 12/10/43)	389	332,770
5.50%, 12/01/46 (Call 05/29/46)	490	476,994
Energy Transfer LP 4.90%, 03/15/35 (Call 09/15/34)	137	128,996
4.95%, 01/15/43 (Call 07/15/42)	250	211,212
5.00%, 05/15/44 (Call 11/15/43)	360	311,309
5.00%, 05/15/50 (Call 11/15/49)	1,382	1,173,085
5.15%, 02/01/43 (Call 08/01/42)	380	332,736
5.15%, 03/15/45 (Call 09/15/44)	717	624,975
5.30%, 04/01/44 (Call 10/01/43)	516	456,755
5.30%, 04/15/47 (Call 10/15/46)	711	622,892
5.35%, 05/15/45 (Call 11/15/44)	479	426,655
5.40%, 10/01/47 (Call 04/01/47)	974	867,307
5.95%, 10/01/43 (Call 04/01/43)	370	357,160
6.00%, 06/15/48 (Call 12/15/47)	754	720,057
6.05%, 06/01/41 (Call 12/01/40)(b)	490	492,301
6.10%, 02/15/42(b)	250	242,630
6.13%, 12/15/45 (Call 06/15/45)	696	679,965
6.25%, 04/15/49 (Call 10/15/48)(b)	1,164	1,154,695
6.50%, 02/01/42 (Call 08/01/41)	706	734,135
6.63%, 10/15/36	306	323,365
6.85%, 02/15/40(b)	150	154,815
7.50%, 07/01/38	416	470,372
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	340	336,612

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC 3.20%, 02/15/52 (Call 08/15/51)	$683	$480,906
3.30%, 02/15/53 (Call 08/15/52)	747	537,818
3.70%, 01/31/51 (Call 07/31/50)	714	548,694
3.95%, 01/31/60 (Call 07/31/59)	776	604,856
4.20%, 01/31/50 (Call 07/31/49)	914	764,998
4.25%, 02/15/48 (Call 08/15/47)	885	753,407
4.45%, 02/15/43 (Call 08/15/42)	796	708,925
4.80%, 02/01/49 (Call 08/01/48)	886	817,957
4.85%, 08/15/42 (Call 02/15/42)	560	521,319
4.85%, 03/15/44 (Call 09/15/43)	790	737,048
4.90%, 05/15/46 (Call 11/15/45)	778	723,490
4.95%, 10/15/54 (Call 04/15/54)	328	301,071
5.10%, 02/15/45 (Call 08/15/44)	784	754,773
5.70%, 02/15/42	416	425,533
5.95%, 02/01/41	455	482,549
6.13%, 10/15/39	420	456,304
6.45%, 09/01/40	480	524,673
7.55%, 04/15/38	362	424,620
Series H, 6.65%, 10/15/34	226	250,779
Series J, 5.75%, 03/01/35(b)	75	76,832
Flex Intermediate Holdco LLC, 4.32%, 12/30/39 (Call 06/30/39)(a)	272	204,760
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)	294	265,393
Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/34(a)	177	153,693
2.63%, 03/31/36(a)	757	623,767
2.94%, 09/30/40(a)(b)	1,192	977,159
3.25%, 09/30/40(a)	750	596,283
Greensaif Pipelines Bidco Sarl 6.13%, 02/23/38(a)	600	630,900
6.51%, 02/23/42(a)	600	640,792
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(a)	170	156,221
Kinder Morgan Energy Partners LP 4.70%, 11/01/42 (Call 05/01/42)	306	262,044
5.00%, 08/15/42 (Call 02/15/42)	600	530,421
5.00%, 03/01/43 (Call 09/01/42)	552	486,094
5.40%, 09/01/44 (Call 03/01/44)	450	415,160
5.50%, 03/01/44 (Call 09/01/43)	594	556,065
5.63%, 09/01/41	249	236,742
5.80%, 03/15/35	385	393,328
6.38%, 03/01/41	389	402,004
6.50%, 02/01/37	295	309,777
6.50%, 09/01/39	448	475,144
6.55%, 09/15/40	454	469,151
6.95%, 01/15/38	805	910,250
7.30%, 08/15/33	283	317,800
7.50%, 11/15/40	350	398,668
Kinder Morgan Inc. 3.25%, 08/01/50 (Call 02/01/50)	377	246,826
3.60%, 02/15/51 (Call 08/15/50)	704	494,609
5.05%, 02/15/46 (Call 08/15/45)	582	511,476
5.20%, 03/01/48 (Call 09/01/47)	528	471,413
5.30%, 12/01/34 (Call 06/01/34)	709	696,779
5.45%, 08/01/52 (Call 02/01/52)	485	447,544
5.55%, 06/01/45 (Call 12/01/44)	1,188	1,120,426
Magellan Midstream Partners LP 3.95%, 03/01/50 (Call 09/01/49)	520	400,746
4.20%, 12/01/42 (Call 06/01/42)	186	143,368

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.20%, 03/15/45 (Call 09/15/44)	$170	$128,353
4.20%, 10/03/47 (Call 04/03/47)	393	314,363
4.25%, 09/15/46 (Call 03/15/46)	380	301,579
4.85%, 02/01/49 (Call 08/01/48)	343	299,485
5.15%, 10/15/43 (Call 04/15/43)	369	333,851
6.40%, 05/01/37(b)	230	237,188
MPLX LP 4.50%, 04/15/38 (Call 10/15/37)	1,077	966,881
4.70%, 04/15/48 (Call 10/15/47)	1,015	848,337
4.90%, 04/15/58 (Call 10/15/57)	393	325,096
4.95%, 03/14/52 (Call 09/14/51)	1,038	898,537
5.20%, 03/01/47 (Call 09/01/46)	705	635,955
5.20%, 12/01/47 (Call 06/01/47)	356	319,846
5.50%, 02/15/49 (Call 08/15/48)	1,056	977,185
5.65%, 03/01/53 (Call 09/01/52)	410	392,337
NGPL PipeCo LLC, 7.77%, 12/15/37(a)(b)	328	363,621
Northern Natural Gas Co. 3.40%, 10/16/51 (Call 04/16/51)(a)	246	176,559
4.10%, 09/15/42 (Call 03/15/42)(a)	290	230,896
4.30%, 01/15/49 (Call 07/15/48)(a)	452	381,120
ONEOK Inc. 4.45%, 09/01/49 (Call 03/01/49)	411	322,857
4.50%, 03/15/50 (Call 09/15/49)	293	230,217
4.95%, 07/13/47 (Call 01/06/47)	479	406,881
5.20%, 07/15/48 (Call 01/15/48)	724	633,762
6.00%, 06/15/35(b)	319	318,007
7.15%, 01/15/51 (Call 07/15/50)	224	244,229
ONEOK Partners LP 6.13%, 02/01/41 (Call 08/01/40)	473	471,480
6.20%, 09/15/43 (Call 03/15/43)	244	244,062
6.65%, 10/01/36(b)	400	422,483
6.85%, 10/15/37	463	495,953
Plains All American Pipeline LP/PAA Finance Corp. 4.30%, 01/31/43 (Call 07/31/42)	394	298,267
4.70%, 06/15/44 (Call 12/15/43)	446	352,689
4.90%, 02/15/45 (Call 08/15/44)	453	367,797
5.15%, 06/01/42 (Call 12/01/41)	398	336,500
6.65%, 01/15/37	389	404,491
Sabal Trail Transmission LLC 4.68%, 05/01/38 (Call 11/01/37)(a)(b)	435	414,976
4.83%, 05/01/48 (Call 11/01/47)(a)	174	157,356
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37 (Call 03/15/37)(a)	195	200,754
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(a)	402	341,068
Spectra Energy Partners LP 4.50%, 03/15/45 (Call 09/15/44)	436	371,095
5.95%, 09/25/43 (Call 03/25/43)	280	283,035
Targa Resources Corp. 4.95%, 04/15/52 (Call 10/15/51)	550	455,800
6.25%, 07/01/52 (Call 01/01/52)	440	435,285
6.50%, 02/15/53 (Call 08/15/52)	548	559,777
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	115	131,639
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(a)	269	220,833
TransCanada PipeLines Ltd. 4.63%, 03/01/34 (Call 12/01/33)	484	460,442
4.75%, 05/15/38 (Call 11/15/37)(b)	279	263,604
4.88%, 05/15/48 (Call 11/15/47)	679	620,060
5.00%, 10/16/43 (Call 04/16/43)	420	386,096

Security	Par (000)	Value

Pipelines (continued)
5.10%, 03/15/49 (Call 09/15/48)	$558	$525,223
5.60%, 03/31/34	365	370,431
5.85%, 03/15/36	545	560,690
6.10%, 06/01/40	540	565,068
6.20%, 10/15/37	671	710,894
7.25%, 08/15/38	595	688,103
7.63%, 01/15/39	955	1,137,368
Transcontinental Gas Pipe Line Co. LLC 3.95%, 05/15/50 (Call 11/15/49)	360	288,484
4.45%, 08/01/42 (Call 02/01/42)	330	291,796
4.60%, 03/15/48 (Call 09/15/47)	445	392,210
5.40%, 08/15/41 (Call 02/15/41)	401	398,378
Western Midstream Operating LP 5.30%, 03/01/48 (Call 09/01/47)	525	443,049
5.45%, 04/01/44 (Call 10/01/43)	335	291,287
5.50%, 08/15/48 (Call 02/15/48)	275	235,175
5.50%, 02/01/50 (Call 08/01/49)	675	572,652
Williams Companies Inc. (The) 3.50%, 10/15/51 (Call 04/15/51)	455	324,331
4.85%, 03/01/48 (Call 09/01/47)	476	422,796
4.90%, 01/15/45 (Call 07/15/44)	314	280,457
5.10%, 09/15/45 (Call 03/15/45)	710	649,124
5.30%, 08/15/52 (Call 02/15/52)	562	529,473
5.40%, 03/04/44 (Call 09/04/43)	285	269,193
5.75%, 06/24/44 (Call 12/24/43)(b)	453	448,875
5.80%, 11/15/43 (Call 05/15/43)	262	261,162
6.30%, 04/15/40	800	844,026

		75,905,780

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)(b)	195	177,194
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	230	212,028
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	409	376,728
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)(b)	823	733,137
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(a)	393	276,084
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)	526	359,274
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(a)	385	253,481

		2,387,926

Real Estate — 0.0%
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	100	101,597

Real Estate Investment Trusts — 1.3%
Agree LP, 2.60%, 06/15/33 (Call 03/15/33)(b)	96	75,902
Alexandria Real Estate Equities Inc. 2.95%, 03/15/34 (Call 12/15/33)	530	428,872
3.00%, 05/18/51 (Call 11/18/50)	599	374,752
3.55%, 03/15/52 (Call 09/15/51)	800	564,751
4.00%, 02/01/50 (Call 08/01/49)	427	322,248
4.75%, 04/15/35 (Call 01/15/35)(b)	370	352,201
4.85%, 04/15/49 (Call 10/15/48)	227	196,320
5.15%, 04/15/53 (Call 10/15/52)	405	370,580
American Homes 4 Rent LP 3.38%, 07/15/51 (Call 01/15/51)	210	138,925
4.30%, 04/15/52 (Call 10/15/51)(b)	230	178,654
American Tower Corp. 2.95%, 01/15/51 (Call 07/15/50)	750	483,120

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.10%, 06/15/50 (Call 12/15/49)	$761	$507,824
3.70%, 10/15/49 (Call 04/15/49)	534	389,269
AvalonBay Communities Inc. 3.90%, 10/15/46 (Call 04/15/46)	206	163,262
4.15%, 07/01/47 (Call 01/01/47)	195	163,365
4.35%, 04/15/48 (Call 10/15/47)	243	208,737
Boston Properties LP, 2.45%, 10/01/33 (Call 07/01/33)	600	431,528
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	160	117,730
Corporate Office Properties LP, 2.90%, 12/01/33 (Call 09/01/33)	218	152,200
Crown Castle Inc. 2.90%, 04/01/41 (Call 10/01/40)	936	669,070
3.25%, 01/15/51 (Call 07/15/50)(b)	710	487,781
4.75%, 05/15/47 (Call 11/15/46)	173	151,443
Crown Castle International Corp. 4.00%, 11/15/49 (Call 05/15/49)(b)	272	212,549
4.15%, 07/01/50 (Call 01/01/50)	416	335,962
5.20%, 02/15/49 (Call 08/15/48)(b)	259	241,819
Equinix Inc. 2.95%, 09/15/51 (Call 03/15/51)	300	193,471
3.00%, 07/15/50 (Call 01/15/50)	311	206,091
3.40%, 02/15/52 (Call 08/15/51)	397	281,924
ERP Operating LP 4.00%, 08/01/47 (Call 02/01/47)(b)	145	116,159
4.50%, 07/01/44 (Call 01/01/44)	554	500,929
4.50%, 06/01/45 (Call 12/01/44)	262	228,291
Essex Portfolio LP 2.65%, 09/01/50 (Call 03/01/50)	239	141,127
4.50%, 03/15/48 (Call 09/15/47)	235	197,490
Federal Realty Investment Trust 3.63%, 08/01/46 (Call 02/01/46)	179	121,853
4.50%, 12/01/44 (Call 06/01/44)	442	356,147
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(a)	194	168,836
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	205	219,323
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34 (Call 10/15/33)	160	123,294
Kilroy Realty LP, 2.65%, 11/15/33 (Call 08/15/33)(b)	315	208,735
Kimco Realty Corp. 3.70%, 10/01/49 (Call 04/01/49)	229	165,219
4.13%, 12/01/46 (Call 06/01/46)	241	183,550
4.25%, 04/01/45 (Call 10/01/44)	365	286,936
4.45%, 09/01/47 (Call 03/01/47)	242	196,316
Mid-America Apartments LP, 2.88%, 09/15/51 (Call 03/15/51)	185	121,518
National Retail Properties Inc. 3.00%, 04/15/52 (Call 10/15/51)	445	276,578
3.10%, 04/15/50 (Call 10/15/49)	184	117,120
3.50%, 04/15/51 (Call 01/15/50)	293	201,942
4.80%, 10/15/48 (Call 04/25/48)	231	195,281
Prologis LP 2.13%, 10/15/50 (Call 04/15/50)(b)	449	258,745
3.00%, 04/15/50 (Call 10/15/49)	499	346,371
3.05%, 03/01/50 (Call 09/01/49)	245	171,546
4.38%, 09/15/48 (Call 03/15/48)(b)	249	221,373
5.25%, 06/15/53 (Call 12/15/52)	340	340,251
Realty Income Corp. 4.65%, 03/15/47 (Call 09/15/46)	367	335,412
5.88%, 03/15/35(b)	160	163,919

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Regency Centers LP 4.40%, 02/01/47 (Call 08/01/46)	$337	$279,116
4.65%, 03/15/49 (Call 09/15/48)	174	149,142
Simon Property Group LP 3.25%, 09/13/49 (Call 03/13/49)(b)	828	566,110
3.80%, 07/15/50 (Call 01/15/50)(b)	504	378,442
4.25%, 10/01/44 (Call 04/01/44)	181	148,749
4.25%, 11/30/46 (Call 05/30/46)	250	203,038
4.75%, 03/15/42 (Call 09/15/41)	365	326,286
5.85%, 03/08/53 (Call 09/08/52)	525	532,937
6.75%, 02/01/40 (Call 11/01/39)	433	485,167
Trust Fibra Uno 6.39%, 01/15/50 (Call 07/28/49)(a)	465	353,400
6.95%, 01/30/44 (Call 07/30/43)(a)	445	372,890
UDR Inc. 2.10%, 06/15/33 (Call 03/15/33)	88	66,665
3.10%, 11/01/34 (Call 08/01/34)(b)	160	131,976
Ventas Realty LP 4.38%, 02/01/45 (Call 08/01/44)	130	106,603
4.88%, 04/15/49 (Call 10/15/48)	194	167,257
5.70%, 09/30/43 (Call 03/30/43)	274	263,552
VICI Properties LP, 5.63%, 05/15/52 (Call 11/15/51)	515	465,944
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	345	242,530
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(a)	402	296,619
Welltower Inc. 5.13%, 03/15/43 (Call 09/15/42)	325	288,876
6.50%, 03/15/41 (Call 09/15/40)	366	386,204
Welltower OP LLC, 4.95%, 09/01/48 (Call 03/01/48)	184	162,503
Weyerhaeuser Co. 4.00%, 03/09/52 (Call 09/09/51)(b)	335	274,831
6.88%, 12/15/33	422	466,590

		21,480,038

Retail — 3.0%
7-Eleven Inc. 2.50%, 02/10/41 (Call 09/10/40)(a)	558	381,475
2.80%, 02/10/51 (Call 08/10/50)(a)	854	554,371
Alimentation Couche-Tard Inc. 3.44%, 05/13/41 (Call 11/13/40)(a)	496	369,500
3.63%, 05/13/51 (Call 11/13/50)(a)	260	182,354
3.80%, 01/25/50 (Call 07/25/49)(a)(b)	403	299,442
4.50%, 07/26/47 (Call 01/26/47)(a)	335	274,379
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	330	253,201
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	260	203,842
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	194	164,944
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	510	357,646
Dollar General Corp. 4.13%, 04/03/50 (Call 10/03/49)	269	220,666
5.50%, 11/01/52 (Call 05/01/52)(b)	220	223,292
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	267	190,181
Home Depot Inc. (The) 2.38%, 03/15/51 (Call 09/15/50)	907	574,777
2.75%, 09/15/51 (Call 03/15/51)	700	479,759
3.13%, 12/15/49 (Call 06/15/49)	899	668,865
3.30%, 04/15/40 (Call 10/15/39)	906	755,153
3.35%, 04/15/50 (Call 10/15/49)	1,090	848,690
3.50%, 09/15/56 (Call 03/15/56)(b)	580	453,873

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.63%, 04/15/52 (Call 10/15/51)	$1,030	$839,429
3.90%, 06/15/47 (Call 12/15/46)	832	716,906
4.20%, 04/01/43 (Call 10/01/42)	664	608,796
4.25%, 04/01/46 (Call 10/01/45)	1,104	1,002,744
4.40%, 03/15/45 (Call 09/15/44)(b)	772	717,872
4.50%, 12/06/48 (Call 06/06/48)	1,026	972,398
4.88%, 02/15/44 (Call 08/15/43)	510	507,614
4.95%, 09/15/52 (Call 03/15/52)(b)	710	714,840
5.40%, 09/15/40 (Call 03/15/40)	461	487,015
5.88%, 12/16/36	1,832	2,066,347
5.95%, 04/01/41 (Call 10/01/40)	792	888,522
Lowe’s Companies Inc. 2.80%, 09/15/41 (Call 03/15/41)	740	524,331
3.00%, 10/15/50 (Call 04/15/50)	1,169	781,221
3.50%, 04/01/51 (Call 10/01/50)(b)	416	301,753
3.70%, 04/15/46 (Call 10/15/45)	939	732,010
4.05%, 05/03/47 (Call 11/03/46)	1,027	837,621
4.25%, 04/01/52 (Call 10/01/51)	950	783,798
4.38%, 09/15/45 (Call 03/15/45)(b)	329	277,779
4.45%, 04/01/62 (Call 10/01/61)	795	653,028
4.55%, 04/05/49 (Call 10/05/48)	432	372,617
4.65%, 04/15/42 (Call 10/15/41)	504	455,358
5.00%, 04/15/40 (Call 10/15/39)	325	313,752
5.00%, 09/15/43 (Call 03/15/43)(b)	30	28,595
5.13%, 04/15/50 (Call 10/15/49)	250	239,437
5.50%, 10/15/35	482	496,634
5.63%, 04/15/53 (Call 10/15/52)(b)	1,080	1,086,300
5.75%, 07/01/53 (Call 01/01/53)	100	102,044
5.80%, 10/15/36	100	101,868
5.80%, 09/15/62 (Call 03/15/62)	695	699,343
5.85%, 04/01/63 (Call 10/01/62)	760	764,182
McDonald’s Corp. 3.63%, 05/01/43	346	282,478
3.63%, 09/01/49 (Call 03/01/49)	1,143	906,856
3.70%, 02/15/42	533	442,559
4.20%, 04/01/50 (Call 10/01/49)	554	484,037
4.45%, 03/01/47 (Call 09/01/46)(b)	810	740,681
4.45%, 09/01/48 (Call 03/01/48)	576	526,981
4.60%, 05/26/45 (Call 11/26/44)	478	442,282
4.70%, 12/09/35 (Call 06/09/35)	231	230,875
4.88%, 07/15/40	284	276,083
4.88%, 12/09/45 (Call 06/09/45)	1,111	1,075,237
5.15%, 09/09/52 (Call 03/09/52)	415	421,539
5.70%, 02/01/39	381	402,604
6.30%, 10/15/37(b)	613	700,860
6.30%, 03/01/38	532	606,822
Starbucks Corp. 3.35%, 03/12/50 (Call 09/12/49)	386	288,374
3.50%, 11/15/50 (Call 05/15/50)	881	680,826
3.75%, 12/01/47 (Call 06/01/47)	325	263,579
4.30%, 06/15/45 (Call 12/10/44)(b)	242	217,086
4.45%, 08/15/49 (Call 02/15/49)	683	617,584
4.50%, 11/15/48 (Call 05/15/48)	755	684,834
Target Corp. 2.95%, 01/15/52 (Call 07/15/51)(b)	650	473,593
3.63%, 04/15/46	527	439,912
3.90%, 11/15/47 (Call 05/15/47)	438	378,028
4.00%, 07/01/42(b)	510	467,772
4.80%, 01/15/53 (Call 07/15/52)	575	566,838
6.50%, 10/15/37	480	565,264

Security	Par (000)	Value

Retail (continued)
7.00%, 01/15/38	$455	$560,940
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	193	181,506
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)(b)	234	221,583
Walgreen Co., 4.40%, 09/15/42	50	41,115
Walgreens Boots Alliance Inc. 4.10%, 04/15/50 (Call 10/15/49)	945	715,733
4.65%, 06/01/46 (Call 12/01/45)(b)	175	146,376
4.80%, 11/18/44 (Call 05/18/44)	200	173,780
Walmart Inc. 2.50%, 09/22/41 (Call 03/22/41)	1,055	805,998
2.65%, 09/22/51 (Call 03/22/51)	980	709,080
2.95%, 09/24/49 (Call 03/24/49)	395	299,434
3.63%, 12/15/47 (Call 06/15/47)	405	349,241
3.95%, 06/28/38 (Call 12/28/37)	695	666,111
4.00%, 04/11/43 (Call 10/11/42)	270	249,574
4.05%, 06/29/48 (Call 12/29/47)	1,140	1,067,563
4.30%, 04/22/44 (Call 10/22/43)(b)	245	233,039
4.50%, 09/09/52 (Call 03/09/52)	725	717,780
4.50%, 04/15/53 (Call 10/15/52)	870	862,073
4.88%, 07/08/40	200	201,662
5.00%, 10/25/40	300	311,756
5.25%, 09/01/35(b)	1,205	1,329,310
5.63%, 04/01/40(b)	365	407,084
5.63%, 04/15/41(b)	40	44,238
6.20%, 04/15/38	545	648,624
6.50%, 08/15/37	290	353,644

		51,011,392

Semiconductors — 2.4%
Advanced Micro Devices Inc., 4.39%, 06/01/52 (Call 12/01/51)	310	288,565
Analog Devices Inc. 2.80%, 10/01/41 (Call 04/01/41)	535	410,915
2.95%, 10/01/51 (Call 04/01/51)	653	474,326
5.30%, 12/15/45 (Call 06/15/45)(b)	230	235,971
Applied Materials Inc. 2.75%, 06/01/50 (Call 12/01/49)(b)	561	407,750
4.35%, 04/01/47 (Call 10/01/46)	687	650,040
5.10%, 10/01/35 (Call 04/01/35)	364	382,595
5.85%, 06/15/41	531	590,867
Broadcom Inc. 3.14%, 11/15/35 (Call 08/15/35)(a)	2,338	1,809,987
3.19%, 11/15/36 (Call 08/15/36)(a)	1,910	1,453,517
3.47%, 04/15/34 (Call 01/15/34)(a)	2,262	1,868,789
3.50%, 02/15/41 (Call 08/15/40)(a)	2,094	1,570,852
3.75%, 02/15/51 (Call 08/15/50)(a)	1,278	941,294
4.93%, 05/15/37 (Call 02/15/37)(a)(b)	1,655	1,510,672
Intel Corp. 2.80%, 08/12/41 (Call 02/12/41)	595	431,812
3.05%, 08/12/51 (Call 02/12/51)	885	601,930
3.10%, 02/15/60 (Call 08/15/59)	693	448,410
3.20%, 08/12/61 (Call 02/12/61)	500	330,113
3.25%, 11/15/49 (Call 05/15/49)	1,441	1,016,914
3.73%, 12/08/47 (Call 06/08/47)	1,340	1,058,033
4.10%, 05/19/46 (Call 11/19/45)	835	707,383
4.10%, 05/11/47 (Call 11/11/46)	589	495,798
4.25%, 12/15/42(b)	390	342,916
4.60%, 03/25/40 (Call 09/25/39)(b)	419	394,139
4.75%, 03/25/50 (Call 09/25/49)(b)	1,528	1,389,300
4.80%, 10/01/41	608	578,406

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.90%, 07/29/45 (Call 01/29/45)(b)	$526	$521,847
4.90%, 08/05/52 (Call 02/05/52)	1,190	1,099,478
4.95%, 03/25/60 (Call 09/25/59)(b)	668	618,221
5.05%, 08/05/62 (Call 02/05/62)	635	584,358
5.63%, 02/10/43 (Call 08/10/42)	790	810,756
5.70%, 02/10/53 (Call 08/10/52)	1,355	1,385,926
5.90%, 02/10/63 (Call 08/10/62)	830	854,784
KLA Corp. 3.30%, 03/01/50 (Call 08/28/49)	529	403,715
4.95%, 07/15/52 (Call 01/15/52)	815	806,656
5.00%, 03/15/49 (Call 09/15/48)	286	281,445
5.25%, 07/15/62 (Call 01/15/62)	520	528,663
5.65%, 11/01/34 (Call 07/01/34)	199	209,076
Lam Research Corp. 2.88%, 06/15/50 (Call 12/15/49)(b)	558	394,080
3.13%, 06/15/60 (Call 12/15/59)	343	237,701
4.88%, 03/15/49 (Call 09/15/48)	484	476,813
Micron Technology Inc. 3.37%, 11/01/41 (Call 05/01/41)	395	279,425
3.48%, 11/01/51 (Call 05/01/51)(b)	401	264,337
NVIDIA Corp. 3.50%, 04/01/40 (Call 10/01/39)	740	637,256
3.50%, 04/01/50 (Call 10/01/49)	1,346	1,098,782
3.70%, 04/01/60 (Call 10/01/59)	343	276,881
NXP BV/NXP Funding LLC/NXP USA Inc. 3.13%, 02/15/42 (Call 08/15/41)	380	270,216
3.25%, 05/11/41 (Call 11/11/40)	747	543,825
3.25%, 11/30/51 (Call 05/30/51)	330	220,065
QUALCOMM Inc. 3.25%, 05/20/50 (Call 11/20/49)(b)	397	304,852
4.30%, 05/20/47 (Call 11/20/46)(b)	1,018	945,795
4.50%, 05/20/52 (Call 11/20/51)	915	850,538
4.65%, 05/20/35 (Call 11/20/34)	466	469,968
4.80%, 05/20/45 (Call 11/20/44)	1,039	1,030,055
5.40%, 05/20/33 (Call 02/20/33)(b)	75	80,663
6.00%, 05/20/53 (Call 11/20/52)	960	1,091,616
Texas Instruments Inc. 2.70%, 09/15/51 (Call 03/15/51)	320	225,914
3.88%, 03/15/39 (Call 09/15/38)	544	499,355
4.10%, 08/16/52 (Call 02/16/52)	400	364,616
4.15%, 05/15/48 (Call 11/15/47)	926	855,015
5.00%, 03/14/53 (Call 09/14/52)	425	440,012
TSMC Arizona Corp. 3.13%, 10/25/41 (Call 04/25/41)	290	235,748
3.25%, 10/25/51 (Call 04/25/51)(b)	855	670,342
4.50%, 04/22/52 (Call 10/22/51)(b)	775	761,066

		42,021,155

Software — 2.8%
Activision Blizzard Inc. 2.50%, 09/15/50 (Call 03/15/50)	1,016	663,321
4.50%, 06/15/47 (Call 12/15/46)	283	266,018
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	358	244,428
Fidelity National Information Services Inc. 3.10%, 03/01/41 (Call 09/01/40)	503	353,985
4.50%, 08/15/46 (Call 02/15/46)	165	136,103
5.63%, 07/15/52 (Call 01/15/52)(b)	425	408,223
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	207	170,408
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)(b)	1,323	1,125,980
Microsoft Corp. 2.53%, 06/01/50 (Call 12/01/49)	4,227	2,999,068

Security	Par (000)	Value

Software (continued)
2.68%, 06/01/60 (Call 12/01/59)	$2,486	$1,722,218
2.92%, 03/17/52 (Call 09/17/51)	4,208	3,224,670
3.04%, 03/17/62 (Call 09/17/61)	1,586	1,194,872
3.45%, 08/08/36 (Call 02/08/36)	1,215	1,128,642
3.50%, 02/12/35 (Call 08/12/34)	1,192	1,138,692
3.50%, 11/15/42	212	189,303
3.70%, 08/08/46 (Call 02/08/46)	1,309	1,186,716
3.75%, 02/12/45 (Call 08/12/44)(b)	432	394,805
3.95%, 08/08/56 (Call 02/08/56)(b)	291	264,162
4.00%, 02/12/55 (Call 08/12/54)	50	46,819
4.10%, 02/06/37 (Call 08/06/36)	636	634,382
4.20%, 11/03/35 (Call 05/03/35)	515	524,824
4.25%, 02/06/47 (Call 08/06/46)	824	811,577
4.45%, 11/03/45 (Call 05/03/45)(b)	1,080	1,084,225
4.50%, 10/01/40	535	546,277
4.50%, 02/06/57 (Call 08/06/56)	460	474,209
4.75%, 11/03/55 (Call 05/03/55)	100	102,592
5.20%, 06/01/39	136	150,297
5.30%, 02/08/41	425	475,817
MSCI Inc., 3.25%, 08/15/33 (Call 08/15/27)(a)	25	20,313
Oracle Corp. 3.60%, 04/01/40 (Call 10/01/39)	2,141	1,662,545
3.60%, 04/01/50 (Call 10/01/49)	3,242	2,305,101
3.65%, 03/25/41 (Call 09/25/40)	1,584	1,228,427
3.80%, 11/15/37 (Call 05/15/37)	1,284	1,074,244
3.85%, 07/15/36 (Call 01/15/36)	938	801,608
3.85%, 04/01/60 (Call 10/01/59)	2,348	1,647,223
3.90%, 05/15/35 (Call 11/15/34)	955	837,819
3.95%, 03/25/51 (Call 09/25/50)	2,285	1,725,198
4.00%, 07/15/46 (Call 01/15/46)	2,053	1,575,848
4.00%, 11/15/47 (Call 05/15/47)	1,593	1,223,565
4.10%, 03/25/61 (Call 09/25/60)	1,119	833,137
4.13%, 05/15/45 (Call 11/15/44)	1,336	1,052,691
4.30%, 07/08/34 (Call 01/08/34)	1,178	1,086,220
4.38%, 05/15/55 (Call 11/15/54)	899	717,715
4.50%, 07/08/44 (Call 01/08/44)	713	600,837
5.38%, 07/15/40	1,565	1,507,688
5.55%, 02/06/53 (Call 08/06/52)	1,025	984,754
6.13%, 07/08/39	852	898,901
6.50%, 04/15/38	941	1,027,974
6.90%, 11/09/52 (Call 05/09/52)	1,765	1,977,378
salesforce.com Inc. 2.70%, 07/15/41 (Call 01/15/41)	879	657,411
2.90%, 07/15/51 (Call 01/15/51)	1,309	929,386
3.05%, 07/15/61 (Call 01/15/61)(b)	885	607,932

		48,646,548

Telecommunications — 6.0%
America Movil SAB de CV 4.38%, 07/16/42	537	482,360
4.38%, 04/22/49 (Call 10/22/48)(b)	659	587,935
6.13%, 11/15/37	316	348,544
6.13%, 03/30/40	1,501	1,624,726
6.38%, 03/01/35(b)	1,006	1,121,110
AT&T Inc. 2.55%, 12/01/33 (Call 09/01/33)	2,676	2,154,362
3.10%, 02/01/43 (Call 08/01/42)(b)	250	183,468
3.30%, 02/01/52 (Call 08/01/51)(b)	714	510,091
3.50%, 06/01/41 (Call 12/01/40)	1,802	1,419,772
3.50%, 09/15/53 (Call 03/15/53)	5,253	3,767,588
3.50%, 02/01/61 (Call 08/01/60)(b)	505	355,877

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.55%, 09/15/55 (Call 03/15/55)	$5,108	$3,625,129
3.65%, 06/01/51 (Call 12/01/50)	2,240	1,670,083
3.65%, 09/15/59 (Call 03/15/59)(b)	4,605	3,258,358
3.80%, 12/01/57 (Call 06/01/57)	4,091	3,005,065
3.85%, 06/01/60 (Call 12/01/59)	1,063	784,999
4.30%, 12/15/42 (Call 06/15/42)(b)	958	827,785
4.35%, 06/15/45 (Call 12/15/44)	975	833,504
4.50%, 05/15/35 (Call 11/15/34)	1,779	1,674,936
4.50%, 03/09/48 (Call 09/09/47)	1,185	1,022,496
4.55%, 03/09/49 (Call 09/09/48)	679	588,834
4.65%, 06/01/44 (Call 12/01/43)	385	340,378
4.75%, 05/15/46 (Call 11/15/45)	1,309	1,172,858
4.80%, 06/15/44 (Call 12/15/43)	195	177,921
4.85%, 03/01/39 (Call 09/01/38)	736	690,641
4.85%, 07/15/45 (Call 01/15/45)	143	129,028
4.90%, 08/15/37 (Call 02/14/37)	624	604,971
5.15%, 03/15/42(b)	294	281,318
5.15%, 11/15/46 (Call 05/15/46)	565	544,231
5.15%, 02/15/50 (Call 08/14/49)	447	427,174
5.25%, 03/01/37 (Call 09/01/36)	751	749,917
5.35%, 09/01/40	448	442,936
5.45%, 03/01/47 (Call 09/01/46)(b)	345	343,212
5.55%, 08/15/41	47	47,346
5.65%, 02/15/47 (Call 08/15/46)(b)	485	492,295
5.70%, 03/01/57 (Call 09/01/56)(b)	270	270,394
6.00%, 08/15/40 (Call 05/15/40)	305	317,048
6.15%, 09/15/34	65	67,798
6.30%, 01/15/38	184	201,180
6.38%, 03/01/41	255	276,254
6.55%, 02/15/39	285	313,478
Bell Telephone Co. of Canada or Bell Canada (The) 3.65%, 08/15/52 (Call 02/15/52)	460	359,581
4.30%, 07/29/49 (Call 01/29/49)	450	388,840
4.46%, 04/01/48 (Call 10/01/47)	870	770,125
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	344	270,171
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	436	309,092
British Telecommunications PLC, 4.25%, 11/08/49 (Call 05/08/49)(a)	211	161,630
Cisco Systems Inc. 5.50%, 01/15/40	1,399	1,519,910
5.90%, 02/15/39	1,436	1,623,355
Corning Inc. 3.90%, 11/15/49 (Call 05/15/49)	441	342,672
4.38%, 11/15/57 (Call 05/15/57)	438	370,871
4.70%, 03/15/37	325	315,073
4.75%, 03/15/42(b)	491	465,233
5.35%, 11/15/48 (Call 05/15/48)(b)	162	160,980
5.45%, 11/15/79 (Call 05/15/79)	739	693,436
5.75%, 08/15/40	370	388,502
5.85%, 11/15/68 (Call 05/15/68)	119	118,078
7.25%, 08/15/36 (Call 08/15/26)	210	221,672
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)(b)	821	641,059
Deutsche Telekom International Finance BV 4.75%, 06/21/38 (Call 12/21/37)(a)	424	403,543
4.88%, 03/06/42(a)	742	702,145
Juniper Networks Inc., 5.95%, 03/15/41	301	304,668
Motorola Solutions Inc., 5.50%, 09/01/44(b)	272	262,985
Nokia OYJ, 6.63%, 05/15/39	260	256,203
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)	368	356,618

Security	Par (000)	Value

Telecommunications (continued)
Orange SA 5.38%, 01/13/42	$910	$939,494
5.50%, 02/06/44 (Call 08/06/43)	314	332,044
Rogers Communications Inc. 3.70%, 11/15/49 (Call 05/15/49)	611	442,869
4.30%, 02/15/48 (Call 08/15/47)	611	484,009
4.35%, 05/01/49 (Call 11/01/48)(b)	861	691,519
4.50%, 03/15/42 (Call 09/15/41)(a)(b)	580	491,939
4.50%, 03/15/43 (Call 09/15/42)	389	326,739
4.55%, 03/15/52 (Call 09/15/51)(a)	1,250	1,024,964
5.00%, 03/15/44 (Call 09/15/43)(b)	673	610,782
5.45%, 10/01/43 (Call 04/01/43)	496	468,349
7.50%, 08/15/38	430	487,265
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)	404	299,849
SES SA, 5.30%, 04/04/43(a)	155	115,120
Telefonica Emisiones SA 4.67%, 03/06/38(b)	314	273,697
4.90%, 03/06/48	850	705,641
5.21%, 03/08/47	1,589	1,380,238
5.52%, 03/01/49 (Call 09/01/48)	925	834,217
7.05%, 06/20/36	1,623	1,803,297
TELUS Corp. 4.30%, 06/15/49 (Call 12/15/48)	290	242,677
4.60%, 11/16/48 (Call 05/16/48)	528	467,603
T-Mobile USA Inc. 3.00%, 02/15/41 (Call 08/15/40)	1,960	1,457,067
3.30%, 02/15/51 (Call 08/15/50)	2,260	1,612,850
3.40%, 10/15/52 (Call 04/15/52)	1,955	1,414,521
3.60%, 11/15/60 (Call 05/15/60)	1,125	802,619
4.38%, 04/15/40 (Call 10/15/39)	1,337	1,200,868
4.50%, 04/15/50 (Call 10/15/49)	2,102	1,842,173
5.05%, 07/15/33 (Call 04/15/33)(b)	75	75,567
5.65%, 01/15/53 (Call 07/15/52)	1,315	1,356,391
5.80%, 09/15/62 (Call 03/15/62)	465	481,351
Verizon Communications Inc. 2.65%, 11/20/40 (Call 05/20/40)	2,091	1,483,964
2.85%, 09/03/41 (Call 03/03/41)	750	543,481
2.88%, 11/20/50 (Call 05/20/50)(b)	1,889	1,253,030
2.99%, 10/30/56 (Call 04/30/56)	2,584	1,670,771
3.00%, 11/20/60 (Call 05/20/60)	1,378	876,657
3.40%, 03/22/41 (Call 09/22/40)	2,454	1,931,540
3.55%, 03/22/51 (Call 09/22/50)	2,966	2,249,818
3.70%, 03/22/61 (Call 09/22/60)(b)	2,268	1,684,680
3.85%, 11/01/42 (Call 05/01/42)	652	540,250
3.88%, 03/01/52 (Call 09/01/51)(b)	765	613,879
4.00%, 03/22/50 (Call 09/22/49)	892	735,893
4.13%, 08/15/46	770	656,825
4.27%, 01/15/36	1,357	1,260,026
4.40%, 11/01/34 (Call 05/01/34)	1,352	1,282,922
4.50%, 08/10/33(b)	1,077	1,040,506
4.52%, 09/15/48(b)	877	792,797
4.67%, 03/15/55	482	433,531
4.75%, 11/01/41	425	405,713
4.81%, 03/15/39	825	790,374
4.86%, 08/21/46	1,563	1,478,660
5.01%, 04/15/49	465	448,322
5.01%, 08/21/54	120	114,069
5.25%, 03/16/37	827	842,842
5.50%, 03/16/47(b)	361	368,133
5.85%, 09/15/35(b)	350	371,718

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.40%, 09/15/33	$60	$66,130
6.55%, 09/15/43	622	704,913
Vodafone Group PLC 4.25%, 09/17/50	990	811,293
4.38%, 02/19/43	1,015	859,261
4.88%, 06/19/49	1,231	1,104,498
5.00%, 05/30/38(b)	205	198,759
5.13%, 06/19/59(b)	342	311,088
5.25%, 05/30/48(b)	620	591,912
5.63%, 02/10/53 (Call 08/10/52)	650	641,679
5.75%, 02/10/63 (Call 08/10/62)(b)	427	422,564
6.15%, 02/27/37	1,384	1,490,973
Xiaomi Best Time International Ltd., 4.10%, 07/14/51 (Call 01/14/51)(a)	210	127,132

		103,010,164

Toys, Games & Hobbies — 0.0%
Hasbro Inc. 5.10%, 05/15/44 (Call 11/15/43)(b)	167	146,328
6.35%, 03/15/40	392	396,828

		543,156

Transportation — 3.4%
Burlington Northern Santa Fe LLC 2.88%, 06/15/52 (Call 12/15/51)	451	316,807
3.05%, 02/15/51 (Call 08/15/50)	422	308,133
3.30%, 09/15/51 (Call 03/15/51)	666	508,907
3.55%, 02/15/50 (Call 08/15/49)	535	432,987
3.90%, 08/01/46 (Call 02/01/46)	587	500,817
4.05%, 06/15/48 (Call 12/15/47)	483	424,887
4.13%, 06/15/47 (Call 12/15/46)	545	482,662
4.15%, 04/01/45 (Call 10/01/44)	623	556,186
4.15%, 12/15/48 (Call 06/15/48)	552	490,293
4.38%, 09/01/42 (Call 03/01/42)	420	390,752
4.40%, 03/15/42 (Call 09/15/41)	428	397,816
4.45%, 03/15/43 (Call 09/15/42)	478	446,623
4.45%, 01/15/53 (Call 07/15/52)(b)	680	639,557
4.55%, 09/01/44 (Call 03/01/44)	528	500,049
4.70%, 09/01/45 (Call 03/01/45)	440	422,674
4.90%, 04/01/44 (Call 10/01/43)	710	699,805
4.95%, 09/15/41 (Call 03/15/41)(b)	203	201,867
5.05%, 03/01/41 (Call 09/01/40)	363	363,876
5.15%, 09/01/43 (Call 03/01/43)	486	496,435
5.40%, 06/01/41 (Call 12/01/40)	337	351,002
5.75%, 05/01/40 (Call 11/01/39)	524	565,541
6.15%, 05/01/37	520	592,445
6.20%, 08/15/36	220	248,872
Canadian National Railway Co. 2.45%, 05/01/50 (Call 11/01/49)(b)	435	284,728
3.20%, 08/02/46 (Call 02/02/46)	342	263,537
3.50%, 11/15/42 (Call 05/14/42)	185	147,277
3.65%, 02/03/48 (Call 08/03/47)	413	345,096
4.40%, 08/05/52 (Call 02/05/52)	540	510,698
4.45%, 01/20/49 (Call 07/20/48)	361	341,467
4.50%, 11/07/43 (Call 05/07/43)	100	89,617
6.20%, 06/01/36	375	426,128
6.25%, 08/01/34	425	488,492
6.38%, 11/15/37	266	308,490
6.71%, 07/15/36	167	191,958
Canadian Pacific Railway Co. 3.00%, 12/02/41 (Call 06/02/41)(b)	766	636,251

Security	Par (000)	Value

Transportation (continued)
3.10%, 12/02/51 (Call 06/02/51)(b)	$1,335	$956,614
3.50%, 05/01/50 (Call 11/01/49)	375	291,174
4.20%, 11/15/69 (Call 05/15/69)	316	251,463
4.30%, 05/15/43 (Call 11/15/42)	266	238,018
4.70%, 05/01/48 (Call 11/01/47)	327	304,357
4.80%, 09/15/35 (Call 03/15/35)	190	191,746
4.80%, 08/01/45 (Call 02/01/45)	426	415,695
4.95%, 08/15/45 (Call 02/15/45)	267	263,191
5.75%, 01/15/42	370	385,599
5.95%, 05/15/37	391	422,916
6.13%, 09/15/2115 (Call 03/15/2115) .	409	435,219
CSX Corp. 2.50%, 05/15/51 (Call 11/15/50)	288	188,039
3.35%, 09/15/49 (Call 03/15/49)	585	441,081
3.80%, 11/01/46 (Call 05/01/46)(b)	593	490,358
3.80%, 04/15/50 (Call 10/15/49)	442	358,784
3.95%, 05/01/50 (Call 11/01/49)	367	305,638
4.10%, 03/15/44 (Call 09/15/43)	537	473,176
4.25%, 11/01/66 (Call 05/01/66)	438	365,427
4.30%, 03/01/48 (Call 09/01/47)	617	547,371
4.40%, 03/01/43 (Call 09/01/42)	197	178,230
4.50%, 03/15/49 (Call 09/15/48)	398	364,924
4.50%, 11/15/52 (Call 05/15/52)	635	584,245
4.50%, 08/01/54 (Call 02/01/54)	236	212,590
4.65%, 03/01/68 (Call 09/01/67)	310	277,076
4.75%, 05/30/42 (Call 11/30/41)	426	404,100
4.75%, 11/15/48 (Call 05/15/48)	459	433,988
5.50%, 04/15/41 (Call 10/15/40)	297	305,513
6.00%, 10/01/36	359	393,260
6.15%, 05/01/37	501	554,743
6.22%, 04/30/40	474	527,441
Empresa de los Ferrocarriles del Estado 3.07%, 08/18/50 (Call 02/18/50)(a)	295	185,750
3.83%, 09/14/61 (Call 03/14/61)(a)	320	220,307
Empresa de Transporte de Pasajeros Metro SA 3.69%, 09/13/61 (Call 03/13/61)(a)	515	354,057
4.70%, 05/07/50 (Call 11/07/49)(a)	758	659,460
5.00%, 01/25/47 (Call 07/25/46)(a)	282	257,259
FedEx Corp. 3.25%, 05/15/41 (Call 11/15/40)(b)	567	432,820
3.88%, 08/01/42	477	389,204
3.90%, 02/01/35	259	233,430
4.05%, 02/15/48 (Call 08/15/47)	776	632,223
4.10%, 04/15/43	457	379,189
4.10%, 02/01/45	396	325,920
4.40%, 01/15/47 (Call 07/15/46)	555	471,924
4.50%, 02/01/65(b)	159	125,079
4.55%, 04/01/46 (Call 10/01/45)	733	640,769
4.75%, 11/15/45 (Call 05/15/45)	757	684,669
4.90%, 01/15/34(b)	65	64,834
4.95%, 10/17/48 (Call 04/17/48)	676	630,451
5.10%, 01/15/44	535	505,173
5.25%, 05/15/50 (Call 11/15/49)(b)	917	895,448
Norfolk Southern Corp. 2.90%, 08/25/51 (Call 02/25/51)	541	361,741
3.05%, 05/15/50 (Call 11/15/49)(b)	488	342,285
3.16%, 05/15/55 (Call 11/15/54)	630	431,317
3.40%, 11/01/49 (Call 05/01/49)	287	212,892
3.70%, 03/15/53 (Call 09/15/52)(b)	415	323,742
3.94%, 11/01/47 (Call 05/01/47)	551	454,987

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.95%, 10/01/42 (Call 04/01/42)	$455	$389,855
4.05%, 08/15/52 (Call 02/15/52)	564	473,091
4.10%, 05/15/49 (Call 11/15/48)	284	237,811
4.10%, 05/15/2121 (Call 11/15/2120)	290	207,785
4.15%, 02/28/48 (Call 08/28/47)(b)	465	394,093
4.45%, 06/15/45 (Call 12/15/44)	370	329,065
4.55%, 06/01/53 (Call 12/01/52)(b)	695	630,153
4.65%, 01/15/46 (Call 07/15/45)	456	416,393
4.80%, 08/15/43 (Call 02/15/43)	180	161,528
4.84%, 10/01/41	490	463,902
5.10%, 08/01/2118 (Call 02/01/2118)	5	4,380
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)	315	304,132
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	538	560,779
TTX Co. 3.90%, 02/01/45 (Call 08/01/44)(a)	240	201,143
4.20%, 07/01/46 (Call 01/01/46)(a)	355	308,968
4.60%, 02/01/49 (Call 08/01/48)(a)	310	286,555
4.65%, 06/15/44(a)	70	63,413
5.65%, 12/01/52 (Call 06/01/52)(a)(b)	305	330,112
Union Pacific Corp. 2.89%, 04/06/36 (Call 01/06/36)	450	374,929
2.95%, 03/10/52 (Call 09/10/51)(b)	642	456,997
2.97%, 09/16/62 (Call 03/16/62)	690	457,337
3.20%, 05/20/41 (Call 11/20/40)(b)	648	520,868
3.25%, 02/05/50 (Call 08/05/49)	1,152	879,387
3.35%, 08/15/46 (Call 02/15/46)	239	184,300
3.38%, 02/01/35 (Call 08/01/34)	191	168,470
3.38%, 02/14/42 (Call 08/14/41)(b)	320	265,253
3.50%, 02/14/53 (Call 08/14/52)	865	686,344
3.55%, 08/15/39 (Call 02/15/39)	387	333,014
3.55%, 05/20/61 (Call 11/20/60)	465	355,570
3.60%, 09/15/37 (Call 03/15/37)	312	275,471
3.75%, 02/05/70 (Call 08/05/69)	515	397,874
3.80%, 10/01/51 (Call 04/01/51)	698	584,528
3.80%, 04/06/71 (Call 10/06/70)(b)	591	461,868
3.84%, 03/20/60 (Call 09/20/59)	1,243	1,011,257
3.85%, 02/14/72 (Call 08/14/71)	315	250,823
3.88%, 02/01/55 (Call 08/01/54)	285	234,927
3.95%, 08/15/59 (Call 02/15/59)	345	285,038
4.00%, 04/15/47 (Call 10/15/46)	470	406,258
4.05%, 11/15/45 (Call 05/15/45)	441	380,997
4.05%, 03/01/46 (Call 09/01/45)	430	370,724
4.10%, 09/15/67 (Call 03/15/67)	309	258,805
4.30%, 03/01/49 (Call 09/01/48)	473	427,123
4.50%, 09/10/48 (Call 03/10/48)	385	352,854
4.95%, 09/09/52 (Call 03/09/52)(b)	395	402,799
4.96%, 05/15/53 (Call 11/15/52)	465	469,269
5.15%, 01/20/63 (Call 07/20/62)	280	286,262
United Parcel Service Inc. 3.40%, 11/15/46 (Call 05/15/46)	335	268,331
3.40%, 09/01/49 (Call 03/01/49)(b)	337	272,045
3.63%, 10/01/42	450	384,006
3.75%, 11/15/47 (Call 05/15/47)	804	695,019
4.25%, 03/15/49 (Call 09/15/48)	498	455,338
4.88%, 11/15/40 (Call 05/15/40)	355	356,341
5.05%, 03/03/53 (Call 09/03/52)	635	654,267
5.20%, 04/01/40 (Call 10/01/39)	366	382,082
5.30%, 04/01/50 (Call 10/01/49)	852	915,141
6.20%, 01/15/38	971	1,115,796

		58,950,508

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.0%
GATX Corp. 3.10%, 06/01/51 (Call 12/01/50)	$379	$243,957
4.50%, 03/30/45 (Call 09/30/44)(b)	140	113,265
5.20%, 03/15/44 (Call 09/15/43)	224	202,738

		559,960

Water — 0.2%
American Water Capital Corp. 3.25%, 06/01/51 (Call 12/01/50)	340	250,861
3.45%, 05/01/50 (Call 11/01/49)	380	294,413
3.75%, 09/01/47 (Call 03/01/47)	484	397,043
4.00%, 12/01/46 (Call 06/01/46)	275	227,815
4.15%, 06/01/49 (Call 12/01/48)	400	344,754
4.20%, 09/01/48 (Call 03/01/48)	534	463,110
4.30%, 12/01/42 (Call 06/01/42)	271	243,538
4.30%, 09/01/45 (Call 03/01/45)	116	102,880
6.59%, 10/15/37	517	593,884
Essential Utilities Inc. 3.35%, 04/15/50 (Call 10/15/49)	431	308,746
4.28%, 05/01/49 (Call 11/01/48)	350	293,575
5.30%, 05/01/52 (Call 11/01/51)	390	381,135

		3,901,754

Total Corporate Bonds & Notes — 98.2% (Cost: $2,063,825,657)		1,687,679,617

Foreign Government and Agency Obligations(e)

South Korea — 0.0%
Korea Electric Power Corp., 5.13%, 04/23/34(a)	300	310,065

Total Foreign Government and Agency Obligations — 0.0% (Cost: $313,369)		310,065

Total Long-Term Investments — 98.2% (Cost: $2,064,139,026)		1,687,989,682

Short-Term Securities

Money Market Funds — 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(f)(g)(h)	127,833	127,871,177
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(f)(g)	10,790	10,790,000

Total Short-Term Securities — 8.1% (Cost: $138,600,287)		138,661,177

Total Investments — 106.3% (Cost: $2,202,739,313)		1,826,650,859

Liabilities in Excess of Other Assets — (6.3)%		(107,542,656)

Net Assets — 100.0%		$ 1,719,108,203

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

FairValueHierarchyasof PeriodEnd

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,687,679,617	$—	$1,687,679,617
Foreign Government and Agency Obligations	—	310,065	—	310,065
Short-Term Securities
Money Market Funds	138,661,177	—	—	138,661,177

	$138,661,177	$1,687,989,682	$—	$1,826,650,859

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust 3.75%, 08/15/27	$9,330	$9,183,573
Class A, 0.90%, 11/15/26	70,000	65,773,186
Class A, 4.95%, 10/15/27	15,000	15,170,257
AmeriCredit Automobile Receivables Trust Series 2021-1, Class B, 0.68%, 10/19/26 (Call 03/18/25)	11,050	10,598,686
Americredit Automobile Receivables Trust 2023-15.62%, 11/18/27	8,210	8,333,216
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	23,870	22,810,273
BMW Vehicle Lease Trust1.23%, 05/27/25 (Call 05/25/24)	6,500	6,235,523
Capital One Multi-Asset Execution Trust
Class A2, 1.39%, 07/15/30	11,000	9,516,726
Series 2021-A1, Class A1, 0.55%, 07/15/26	20,000	18,946,826
CarMax Auto Owner Trust
4.65%, 01/16/29 (Call 11/15/26)	8,300	8,305,402
Series 2021-4, Class A3, 0.56%, 09/15/26 (Call 11/15/25)	7,490	7,117,855
Discover Card Execution Note Trust 3.56%, 07/15/27	18,000	17,619,970
Series 2022-A1, Class A1, 1.96%, 02/15/27	6,900	6,570,863
Exeter Automobile Receivables Trust Series 2021-2, Class D, 1.40%, 04/15/27 (Call 02/15/25)	3,261	3,028,293
Exeter Automobile Receivables Trust 2023-15.82%, 02/15/28 (Call 08/15/27)	11,180	11,180,173
GM Financial Consumer Automobile Receivables Trust 1.26%, 11/16/26 (Call 02/16/26)	14,000	13,322,514
1.51%, 04/17/28 (Call 02/16/26)	2,940	2,712,251
4.47%, 02/16/28	6,667	6,638,113
4.43%, 10/16/28	13,000	12,949,296
GM Financial Consumer Automobile Receivables Trust 2023-1 4.66%, 02/16/28 (Call 09/16/26)	18,560	18,589,118
4.59%, 07/17/28 (Call 09/16/26)	3,500	3,508,265
Hyundai Auto Receivables Trust 5.39%, 06/15/27 (Call 11/15/26)	11,045	11,163,984
4.58%, 04/15/27	6,600	6,573,837
4.48%, 07/17/28	13,000	12,951,113
Nissan Auto Lease Trust 2023-A 4.91%, 01/15/26 (Call 08/15/25)	28,290	28,200,019
5.09%, 05/15/30 (Call 11/15/26)	17,060	16,937,459
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 12/15/24)	13,720	13,386,559
Santander Drive Auto Receivables Trust 2023-14.88%, 04/15/27 (Call 11/15/26)	10,000	9,956,592
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	28,690	27,282,319

Total Asset-Backed Securities — 0.4% (Cost: $417,266,787)		404,562,261

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.0%
Bank
Series 2018-BN15, Class A4, 4.41%, 11/15/61 (Call 11/15/28)(a)	5,000	4,865,789
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 10/15/29)	15,310	13,448,968

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020, Class A5, 2.65%, 01/15/63 (Call 02/15/30)	$6,500	$5,647,460
Series 2020-BN27, Class A5, 2.14%, 04/15/63 (Call 04/15/30)	23,610	19,636,118
Series 2020-BN29, Class A4, 2.00%, 11/15/53 (Call 12/15/30)	5,760	4,653,735
BANK 2021-BNK35, 2.29%, 06/15/64 (Call 08/15/31)	7,260	5,994,194
BANK 2021-BNK36, Series 21-BN36, Class A5, 2.47%, 09/15/64 (Call 10/15/31)	8,930	7,465,318
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50 (Call 02/15/27)	1,769	1,706,474
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 08/15/29)	8,750	7,802,188
BBCMS Mortgage Trust 5.45%, 04/15/56	7,710	8,038,506
Series 2017-C1, Class A4, 3.67%, 02/15/50 (Call 02/15/27)	18,450	17,462,595
Series 2020-C6, Class A4, 2.64%, 02/15/53 (Call 02/15/30)	10,000	8,688,543
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 04/15/30)	16,670	13,984,925
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,965	1,622,468
Series 2022-C15, Class A5, 3.66%, 04/15/55 (Call 04/15/32)(a)	3,745	3,409,510
BBCMS Mortgage Trust 2022-C18, 5.71%, 12/15/55 (Call 12/15/32)(a)	3,160	3,349,719
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	18,590	15,684,641
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51 (Call 02/15/28)(a)	10,616	10,026,512
Series 2018-B3, Class A5, 4.03%, 04/10/51 (Call 04/10/28)	7,000	6,645,621
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 08/15/28)	6,150	5,882,378
Series 2018-B7, Class A4, 4.51%, 05/15/53 (Call 11/15/28)(a)	10,093	9,758,919
Series 2018-B8, Class A5, 4.23%, 01/15/52 (Call 12/15/28)	17,000	16,272,885
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 06/15/29)	20,650	18,966,360
Series 2019-B11, Class A5, 3.54%, 05/15/52 (Call 06/15/29)	20,000	18,390,707
Series 2020-B19, Class B, 2.35%, 09/15/53 (Call 10/15/30)	2,700	1,879,088
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	7,000	5,661,824
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 12/15/30)	8,616	7,000,333
Series 2020-B23, Class A5, 2.07%, 02/15/54 (Call 02/15/31)	25,000	20,222,203
Series 2023-B38, Class A2, 5.63%, 04/15/56	10,000	10,145,395
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class AAB, 3.37%, 10/10/47 (Call 10/10/24)	2,906	2,851,174
Series 2014-GC25, Class AS, 4.02%, 10/10/47 (Call 10/10/24)	5,209	4,972,707
Series 2015-GC27, Class AAB, 2.94%, 02/10/48 (Call 01/10/25)	3,254	3,185,637

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 03/10/26)	$17,730	$16,786,776
Series 2016-P5, Class A4, 2.94%, 10/10/49 (Call 10/10/26)	11,400	10,584,778
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 04/14/27)	13,900	13,148,531
Series 2018-B2, Class A4, 4.01%, 03/10/51 (Call 03/10/28)	20,020	19,055,302
COMM Mortgage Trust
Series 2014-CR20, Class A3, 3.33%, 11/10/47 (Call 01/10/29)	5,716	5,550,963
Series 2014-UBS2, Class A4, 3.69%, 03/10/47 (Call 03/10/24)	4,160	4,117,725
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 06/10/24)	12,887	12,526,780
Series 2015-CR24, Class A5, 3.70%, 08/10/48 (Call 06/10/26)	16,990	16,340,779
Series 2015-LC23, Class A2, 3.22%, 10/10/48 (Call 11/10/25)	3,289	3,152,043
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 06/10/25)	9,650	9,326,538
Series 2016-CR28, Class A4, 3.76%, 02/10/49 (Call 01/10/26)	8,000	7,672,961
Series 2016-DC2, Class A5, 3.77%, 02/10/49 (Call 02/10/26)	4,000	3,836,434
Commission Mortgage Trust
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 07/15/24)	10,000	9,626,783
Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 03/10/24)	9,700	9,563,156
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/29)	12,920	12,511,751
Series 2015-CR22, Class A5, 3.31%, 03/10/48 (Call 03/10/25)	3,000	2,876,725
Series 2015-DC1, Class A5, 3.35%, 02/10/48 (Call 02/10/25)	2,750	2,641,024
Series 2015-DC1, Class C, 4.44%, 02/10/48 (Call 02/10/25)(a)	3,000	2,541,168
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 01/10/26)	15,500	14,929,456
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 05/15/25)	10,000	9,599,876
Series 2015-C4, Class A4, 3.81%, 11/15/48 (Call 11/15/25)	17,519	16,847,758
Series 2016-C7, Class A5, 3.50%, 11/15/49 (Call 11/15/26)	5,200	4,833,643
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 04/15/28)(a)	27,000	25,708,308
Series 2019-C18, Class A4, 2.97%, 12/15/52 (Call 12/15/29)	10,000	8,820,965
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49 (Call 08/10/26)	1,000	929,663
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 4.35%, 01/25/33	21,490	21,805,634
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51 (Call 07/10/28)(a)	3,000	2,870,516

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2013-GC16, Class A4, 4.27%, 11/10/46 (Call 11/10/23)	$10,000	$9,947,431
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 09/10/24)	18,397	17,905,389
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 09/10/24)	6,000	5,814,604
Series 2015-GS1, Class A3, 3.73%, 11/10/48 (Call 11/10/25)	10,000	9,584,573
Series 2017-GS7, Class A3, 3.17%, 08/10/50 (Call 08/10/27)	13,000	11,961,100
Series 2018-GS9, Class A4, 3.99%, 03/10/51 (Call 03/10/28)(a)	3,000	2,853,918
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 02/10/29)	2,500	2,360,067
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 03/15/26)	7,000	6,791,604
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 02/15/26)	9,660	9,388,794
Series 2014-C24, Class A5, 3.64%, 11/15/47 (Call 10/15/25)	16,995	16,418,797
Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/15/24)(a)	3,800	3,387,864
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.19%, 07/15/46 (Call 06/15/28)(a)	8,166	7,939,782
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	5,000	4,782,143
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	1,850	1,780,228
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 08/15/25)	7,275	7,003,476
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 11/15/25)	17,025	16,336,521
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 02/15/28)	16,420	15,639,280
Series 2016-C28, Class AS, 3.95%, 01/15/49 (Call 02/15/28)	2,000	1,828,666
Series 2016-C32, Class A3, 3.46%, 12/15/49 (Call 01/15/27)	9,522	8,962,517
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48 (Call 12/15/25)	3,500	3,354,055
Series 2017-H1, Class A5, 3.53%, 06/15/50 (Call 06/15/27)	12,000	11,215,287
Series 2018, Class A3, 4.14%, 10/15/51 (Call 10/15/28)	21,700	20,697,260
Series 2018-H3, Class A4, 3.91%, 07/15/51 (Call 07/15/28)	700	664,318
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 06/15/29)	7,660	6,990,854
Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	720	623,104
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	20,000	17,289,793
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 10/15/31)	10,430	8,684,847
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	18,150	17,249,517

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust Class A4, 2.34%, 08/15/54 (Call 07/15/31)	$4,600	$3,799,338
Series 2015-C27, Class A5, 3.45%, 02/15/48 (Call 03/15/25)	8,500	8,161,511
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	5,000	4,813,371
Series 2015-SG1, Class A4, 3.79%, 09/15/48 (Call 08/15/25)	10,856	10,448,446
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	6,480	5,501,903
Series 2020-C58, Class A4, 2.10%, 07/15/53 (Call 12/15/30)	17,680	14,414,513
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	5,200	4,374,967

		852,498,768

Total Collaterized Mortgage Obligations — 1.0% (Cost: $943,918,063)		852,498,768

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	1,888	1,573,535
3.38%, 03/01/41 (Call 09/01/40)	1,732	1,307,798
4.65%, 10/01/28 (Call 07/01/28)	1,331	1,306,949
4.75%, 03/30/30 (Call 12/30/29)	2,348	2,308,647
5.40%, 10/01/48 (Call 04/01/48)	1,840	1,754,532
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	2,422	2,085,584
2.60%, 08/01/31 (Call 05/01/31)	2,869	2,450,528
4.20%, 06/01/30 (Call 03/01/30)	2,671	2,579,091
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	6,280	6,111,194
3.65%, 11/01/24 (Call 08/01/24)	3,015	2,957,504
WPP Finance 2010, 3.75%, 09/19/24	3,111	3,035,465

		27,470,827

Aerospace & Defense — 0.4%
Boeing Co. (The)
2.20%, 02/04/26 (Call 05/30/23)	11,235	10,432,933
2.25%, 06/15/26 (Call 03/15/26)	3,924	3,617,300
2.60%, 10/30/25 (Call 07/30/25)	2,998	2,835,568
2.70%, 02/01/27 (Call 12/01/26)	6,195	5,747,040
2.75%, 02/01/26 (Call 01/01/26)	1,005	950,539
2.80%, 03/01/27 (Call 12/01/26)	2,985	2,755,662
2.85%, 10/30/24 (Call 07/30/24)	1,631	1,573,605
2.95%, 02/01/30 (Call 11/01/29)	5,209	4,623,144
3.10%, 05/01/26 (Call 03/01/26)	4,871	4,617,562
3.20%, 03/01/29 (Call 12/01/28)	3,771	3,451,709
3.25%, 02/01/28 (Call 12/01/27)	1,110	1,035,108
3.25%, 03/01/28 (Call 12/01/27)	2,879	2,669,380
3.25%, 02/01/35 (Call 11/01/34)	2,704	2,213,576
3.38%, 06/15/46 (Call 12/15/45)	1,278	902,996
3.45%, 11/01/28 (Call 08/01/28)	2,463	2,272,659
3.50%, 03/01/39 (Call 09/01/38)	1,789	1,391,896
3.55%, 03/01/38 (Call 09/01/37)	1,518	1,202,408
3.60%, 05/01/34 (Call 02/01/34)	2,996	2,575,332
3.63%, 02/01/31 (Call 11/01/30)	902	825,366
3.63%, 03/01/48 (Call 09/01/47)	1,868	1,328,895
3.65%, 03/01/47 (Call 09/01/46)	1,376	988,945

Security	Par (000)	Value

Aerospace & Defense (continued)
3.75%, 02/01/50 (Call 08/01/49)	$4,758	$3,569,594
3.83%, 03/01/59 (Call 09/01/58)	1,816	1,273,833
3.85%, 11/01/48 (Call 05/01/48)	1,669	1,241,703
3.90%, 05/01/49 (Call 11/01/48)	3,336	2,521,149
3.95%, 08/01/59 (Call 02/01/59)	3,943	2,893,807
4.88%, 05/01/25 (Call 04/01/25)	11,752	11,716,979
5.04%, 05/01/27 (Call 03/01/27)	7,229	7,259,579
5.15%, 05/01/30 (Call 02/01/30)	12,413	12,496,291
5.71%, 05/01/40 (Call 11/01/39)	7,627	7,644,923
5.81%, 05/01/50 (Call 11/01/49)	19,286	19,243,764
5.88%, 02/15/40	1,858	1,887,858
5.93%, 05/01/60 (Call 11/01/59)	11,470	11,337,521
6.13%, 02/15/33	1,648	1,748,429
6.63%, 02/15/38	1,269	1,394,352
6.88%, 03/15/39	2,096	2,331,339
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	3,060	2,802,226
2.13%, 08/15/26 (Call 05/15/26)	4,058	3,819,106
2.25%, 06/01/31 (Call 03/01/31)	1,615	1,395,085
2.38%, 11/15/24 (Call 09/15/24)	866	836,530
2.63%, 11/15/27 (Call 08/15/27)	2,459	2,292,304
2.85%, 06/01/41 (Call 12/01/40)	2,715	2,109,745
3.25%, 04/01/25 (Call 03/01/25)	3,889	3,792,631
3.50%, 05/15/25 (Call 03/15/25)	2,852	2,797,270
3.50%, 04/01/27 (Call 02/01/27)	1,282	1,245,732
3.60%, 11/15/42 (Call 05/14/42)(b)	753	644,749
3.63%, 04/01/30 (Call 01/01/30)	4,312	4,142,409
3.75%, 05/15/28 (Call 02/15/28)	3,988	3,907,482
4.25%, 04/01/40 (Call 10/01/39)	2,064	1,928,808
4.25%, 04/01/50 (Call 10/01/49)	3,115	2,895,642
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	995	954,036
4.95%, 08/15/25 (Call 05/15/25)	1,822	1,791,445
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	2,855	2,323,513
2.90%, 12/15/29 (Call 09/15/29)	2,676	2,385,895
3.83%, 04/27/25 (Call 01/27/25)	2,766	2,704,346
3.85%, 12/15/26 (Call 09/15/26)	4,102	3,984,437
3.95%, 05/28/24 (Call 02/28/24)	1,430	1,411,381
4.40%, 06/15/28 (Call 03/15/28)	6,192	6,129,173
4.85%, 04/27/35 (Call 10/27/34)	1,616	1,593,554
5.05%, 04/27/45 (Call 10/27/44)	1,065	1,012,655
6.15%, 12/15/40	1,705	1,841,519
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	1,980	1,693,870
2.80%, 06/15/50 (Call 12/15/49)	3,700	2,694,192
3.55%, 01/15/26 (Call 10/15/25)	4,293	4,230,150
3.60%, 03/01/35 (Call 09/01/34)	1,988	1,848,979
3.80%, 03/01/45 (Call 09/01/44)	4,425	3,840,413
3.90%, 06/15/32 (Call 03/15/32)	2,950	2,863,358
4.07%, 12/15/42	2,243	2,058,424
4.09%, 09/15/52 (Call 03/15/52)	5,826	5,218,814
4.15%, 06/15/53 (Call 12/15/52)	4,405	3,982,032
4.30%, 06/15/62 (Call 12/15/61)	3,510	3,168,021
4.50%, 05/15/36 (Call 11/15/35)	1,910	1,906,085
4.70%, 05/15/46 (Call 11/15/45)	4,244	4,209,369
4.95%, 10/15/25 (Call 09/15/25)	880	894,186
5.10%, 11/15/27 (Call 10/15/27)	3,225	3,355,354
5.25%, 01/15/33 (Call 10/15/32)	3,980	4,253,307
5.70%, 11/15/54 (Call 05/15/54)	1,810	2,043,617

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
5.72%, 06/01/40	$1,082	$1,194,625
5.90%, 11/15/63 (Call 05/15/63)	1,450	1,691,802
Series B, 6.15%, 09/01/36	1,925	2,201,854
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	6,329	6,136,662
3.20%, 02/01/27 (Call 11/01/26)	2,806	2,696,173
3.25%, 01/15/28 (Call 10/15/27)	8,593	8,178,560
3.85%, 04/15/45 (Call 10/15/44)	1,714	1,426,477
4.03%, 10/15/47 (Call 04/15/47)	7,986	6,878,182
4.40%, 05/01/30 (Call 02/01/30)	1,027	1,025,809
4.70%, 03/15/33 (Call 12/15/32)	3,390	3,410,476
4.75%, 06/01/43	3,539	3,385,053
4.95%, 03/15/53 (Call 09/15/52)	2,645	2,614,186
5.05%, 11/15/40	1,233	1,229,178
5.15%, 05/01/40 (Call 11/01/39)	2,275	2,284,600
5.25%, 05/01/50 (Call 11/01/49)	3,818	3,935,518
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	3,541	2,899,796
2.25%, 07/01/30 (Call 04/01/30)	4,150	3,579,043
2.38%, 03/15/32 (Call 12/15/31)	4,007	3,381,587
2.65%, 11/01/26 (Call 08/01/26)	1,925	1,816,295
2.82%, 09/01/51 (Call 03/01/51)	2,919	2,006,900
3.03%, 03/15/52 (Call 09/15/51)	5,125	3,679,494
3.13%, 05/04/27 (Call 02/04/27)	4,836	4,618,380
3.13%, 07/01/50 (Call 01/01/50)	4,050	2,981,569
3.50%, 03/15/27 (Call 12/15/26)	5,185	5,023,487
3.75%, 11/01/46 (Call 05/01/46)	4,504	3,717,827
3.95%, 08/16/25 (Call 06/16/25)	6,266	6,183,477
4.05%, 05/04/47 (Call 11/04/46)	3,053	2,647,195
4.13%, 11/16/28 (Call 08/16/28)	8,224	8,111,413
4.15%, 05/15/45 (Call 11/16/44)	3,475	3,040,660
4.35%, 04/15/47 (Call 10/15/46)	3,648	3,299,032
4.45%, 11/16/38 (Call 05/16/38)	3,625	3,454,879
4.50%, 06/01/42	13,217	12,500,374
4.63%, 11/16/48 (Call 05/16/48)	6,248	5,938,911
4.70%, 12/15/41	2,350	2,234,498
4.80%, 12/15/43 (Call 06/15/43)	2,002	1,917,295
4.88%, 10/15/40	959	938,171
5.00%, 02/27/26 (Call 01/27/26)	1,885	1,917,837
5.15%, 02/27/33 (Call 11/27/32)	3,930	4,082,170
5.38%, 02/27/53 (Call 08/27/52)	3,240	3,407,087
5.40%, 05/01/35	140	146,481
5.70%, 04/15/40	415	438,215
6.05%, 06/01/36	115	126,361
6.13%, 07/15/38	440	491,876
7.20%, 08/15/27	1,888	2,102,439
7.50%, 09/15/29	328	380,234

		400,926,726

Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	3,875	3,694,076
2.45%, 02/04/32 (Call 11/04/31)	6,695	5,317,571
2.63%, 09/16/26 (Call 06/16/26)(b)	3,530	3,308,528
3.40%, 05/06/30 (Call 02/06/30)	2,839	2,534,489
3.40%, 02/04/41 (Call 08/04/40)	5,602	3,950,082
3.70%, 02/04/51 (Call 08/04/50)	4,837	3,218,830
3.88%, 09/16/46 (Call 03/16/46)	5,167	3,708,873
4.00%, 02/04/61 (Call 08/04/60)	3,355	2,351,150
4.25%, 08/09/42	3,664	2,883,605
4.40%, 02/14/26 (Call 12/14/25)(b)	3,911	3,885,500

Security	Par (000)	Value

Agriculture (continued)
4.45%, 05/06/50 (Call 11/06/49)	$2,173	$1,622,210
4.50%, 05/02/43	2,858	2,306,177
4.80%, 02/14/29 (Call 11/14/28)	3,859	3,833,376
5.38%, 01/31/44	6,427	5,891,309
5.80%, 02/14/39 (Call 08/14/38)	7,537	7,435,552
5.95%, 02/14/49 (Call 08/14/48)	7,202	6,778,522
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	5,735	5,450,659
2.70%, 09/15/51 (Call 03/15/51)	1,150	801,389
2.90%, 03/01/32 (Call 12/01/31)	2,445	2,178,030
3.25%, 03/27/30 (Call 12/27/29)	2,921	2,741,855
3.75%, 09/15/47 (Call 03/15/47)	1,579	1,341,913
4.02%, 04/16/43	842	747,561
4.50%, 08/15/33 (Call 05/15/33)	1,130	1,132,136
4.50%, 03/15/49 (Call 09/15/48)	3,564	3,399,842
4.54%, 03/26/42	1,252	1,200,105
5.38%, 09/15/35	616	663,229
5.94%, 10/01/32	662	732,702
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	2,230	1,936,420
2.73%, 03/25/31 (Call 12/25/30)	4,253	3,450,799
2.79%, 09/06/24 (Call 08/06/24)	4,048	3,907,494
3.22%, 08/15/24 (Call 06/15/24)	8,962	8,719,130
3.22%, 09/06/26 (Call 07/06/26)	6,198	5,870,126
3.46%, 09/06/29 (Call 06/06/29)	2,397	2,130,957
3.56%, 08/15/27 (Call 05/15/27)	11,532	10,795,566
3.73%, 09/25/40 (Call 03/25/40)	1,918	1,372,118
3.98%, 09/25/50 (Call 03/25/50)	2,861	1,959,442
4.39%, 08/15/37 (Call 02/15/37)	8,879	7,243,488
4.54%, 08/15/47 (Call 02/15/47)	9,161	6,843,084
4.70%, 04/02/27 (Call 02/02/27)	3,314	3,269,195
4.74%, 03/16/32 (Call 12/16/31)	3,495	3,264,365
4.76%, 09/06/49 (Call 03/06/49)	3,978	3,036,010
4.91%, 04/02/30 (Call 01/02/30)	3,643	3,513,163
5.28%, 04/02/50 (Call 02/02/49)	2,197	1,824,565
5.65%, 03/16/52 (Call 09/16/51)	2,520	2,206,361
7.75%, 10/19/32 (Call 07/19/32)	2,470	2,736,142
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	3,938	3,585,785
4.45%, 03/16/28 (Call 02/16/28)	4,040	3,881,996
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	3,555	3,287,273
2.75%, 05/14/31 (Call 02/14/31)	4,365	3,748,007
3.25%, 08/15/26 (Call 05/15/26)	3,743	3,572,132
3.75%, 09/25/27 (Call 06/25/27)	2,891	2,787,849
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	2,424	2,185,284
1.50%, 05/01/25 (Call 04/01/25)	3,509	3,299,899
1.75%, 11/01/30 (Call 08/01/30)	2,323	1,874,127
2.10%, 05/01/30 (Call 02/01/30)	2,173	1,825,581
2.75%, 02/25/26 (Call 11/25/25)	3,985	3,800,614
2.88%, 05/01/24 (Call 04/01/24)	4,023	3,939,885
3.13%, 08/17/27 (Call 05/17/27)	2,525	2,395,265
3.13%, 03/02/28 (Call 12/02/27)(b)	2,771	2,601,553
3.25%, 11/10/24	3,622	3,542,642
3.38%, 08/11/25 (Call 05/11/25)	2,633	2,571,783
3.38%, 08/15/29 (Call 05/15/29)	3,131	2,904,848
3.88%, 08/21/42	3,926	3,137,384
4.13%, 03/04/43	2,104	1,737,483
4.25%, 11/10/44	2,248	1,877,530

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.38%, 11/15/41	$3,887	$3,357,591
4.50%, 03/20/42	4,630	4,053,843
4.88%, 02/13/26	4,440	4,465,042
4.88%, 02/15/28 (Call 01/15/28)	4,270	4,307,576
4.88%, 11/15/43	3,815	3,486,033
5.00%, 11/17/25	3,685	3,718,791
5.13%, 11/15/24	4,125	4,151,482
5.13%, 11/17/27 (Call 10/17/27)	4,640	4,747,555
5.13%, 02/15/30 (Call 12/15/29)	4,625	4,679,205
5.38%, 02/15/33 (Call 11/15/32)	4,540	4,625,080
5.63%, 11/17/29 (Call 09/17/29)	4,290	4,480,219
5.75%, 11/17/32 (Call 08/17/32)	2,591	2,722,182
6.38%, 05/16/38	4,323	4,763,298
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	9,230	9,081,951
5.70%, 08/15/35 (Call 02/15/35)	2,884	2,756,412
5.85%, 08/15/45 (Call 02/12/45)	7,358	6,640,374
6.15%, 09/15/43	2,356	2,293,425
7.25%, 06/15/37	1,745	1,890,009

		291,964,684

Airlines — 0.1%
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	1,464	1,346,036
American Airlines 2016-1 Class AA Pass Through Trust, Series 2016-1, Class AA, 3.58%, 07/15/29	1,288	1,188,057
American Airlines 2016-2 Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	1,544	1,388,314
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, Class AA, 3.00%, 04/15/30(b)	810	718,772
American Airlines 2017-1 Class AA Pass Through Trust, Series 2017-1, Class AA, 3.65%, 08/15/30	2,071	1,892,730
American Airlines 2017-2 Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	1,632	1,456,664
American Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33	2,359	2,035,067
American Airlines 2021-1 Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	4,564	3,803,073
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	1,516	1,471,642
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	5,163	4,563,762
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(b)	2,653	2,445,145
Series 2019-1, Class AA, 2.75%, 11/15/33	1,735	1,462,184
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	1,408	1,208,867
3.00%, 11/15/26 (Call 08/15/26)	1,880	1,767,651
3.45%, 11/16/27 (Call 08/16/27)	1,683	1,576,517
5.13%, 06/15/27 (Call 04/15/27)	7,640	7,699,974
5.25%, 05/04/25 (Call 04/04/25)	6,924	6,945,672
United Airlines Pass Through Trust
Series 2012-1 A, Class A, 4.15%, 10/11/25	1,435	1,403,183
Series 2013-1, Class A, 4.30%, 02/15/27	1,388	1,329,283
Series 2014-1, Class A, 4.00%, 10/11/27	2,889	2,722,572
Series 2014-2, Class A, 3.75%, 03/03/28	2,950	2,756,608
Series 2016-1, Class AA, 3.10%, 01/07/30	2,694	2,436,314
Series 2016-2, Class AA, 2.88%, 04/07/30	2,255	1,999,315
Series 2018-1, Class AA, 3.50%, 09/01/31	2,816	2,523,361
Series 2019, Class AA, 4.15%, 02/25/33	769	704,345
Series 2019-2, Class AA, 2.70%, 11/01/33(b)	2,920	2,491,157

Security	Par (000)	Value

Airlines (continued)
Series 2020-1, Class A, 5.88%, 04/15/29	$4,630	$4,617,002
Series 2020-1, Class B, 4.88%, 07/15/27	2,691	2,592,296

		68,545,563

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	2,228	2,104,881
2.40%, 03/27/25 (Call 02/27/25)	6,261	6,064,467
2.75%, 03/27/27 (Call 01/27/27)	7,603	7,261,169
2.85%, 03/27/30 (Call 12/27/29)	6,490	6,000,135
3.25%, 03/27/40 (Call 09/27/39)(b)	2,945	2,487,288
3.38%, 11/01/46 (Call 05/01/46)	4,375	3,595,813
3.38%, 03/27/50 (Call 09/27/49)(b)	3,612	2,972,712
3.63%, 05/01/43 (Call 11/01/42)	1,274	1,099,500
3.88%, 11/01/45 (Call 05/01/45)(b)	4,548	4,099,249
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	2,848	2,800,467
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	2,099	1,893,508
3.75%, 09/15/25 (Call 07/15/25)	3,745	3,671,074
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	1,718	1,422,830
4.13%, 07/15/27 (Call 04/15/27)	581	560,473
4.25%, 04/01/25 (Call 01/01/25)	265	260,378
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	4,354	4,116,751
2.80%, 04/23/27 (Call 02/23/27)	3,354	3,100,404
2.95%, 04/23/30 (Call 01/23/30)(b)	3,644	3,087,561

		56,598,660

Auto Manufacturers — 0.4%
American Honda Finance Corp.
0.55%, 07/12/24	447	424,900
0.75%, 08/09/24	1,280	1,215,078
1.00%, 09/10/25	724	666,876
1.20%, 07/08/25	1,036	964,257
1.30%, 09/09/26	3,855	3,485,768
1.50%, 01/13/25	3,485	3,310,820
1.80%, 01/13/31	1,452	1,205,959
2.00%, 03/24/28	2,080	1,867,382
2.15%, 09/10/24	2,718	2,623,549
2.25%, 01/12/29	3,290	2,930,074
2.30%, 09/09/26	2,856	2,671,874
2.35%, 01/08/27	1,826	1,703,402
2.40%, 06/27/24	3,785	3,678,982
3.50%, 02/15/28	3,346	3,226,615
4.60%, 04/17/30	2,605	2,614,638
4.70%, 01/12/28	1,260	1,279,379
4.75%, 01/12/26	695	702,277
Series A, 4.60%, 04/17/25	2,580	2,579,613
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	2,355	2,155,814
1.50%, 09/01/30 (Call 06/01/30)	1,774	1,467,595
2.60%, 09/01/50 (Call 03/01/50)(b)	4,310	2,835,032
4.88%, 10/01/43 (Call 04/01/43)	1,451	1,404,553
General Motors Co.
4.00%, 04/01/25	2,449	2,390,812
4.20%, 10/01/27 (Call 07/01/27)	3,159	3,030,997
5.00%, 10/01/28 (Call 07/01/28)	3,375	3,330,652
5.00%, 04/01/35	3,193	2,914,187
5.15%, 04/01/38 (Call 10/01/37)	4,290	3,841,223
5.20%, 04/01/45	5,087	4,300,550

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.40%, 10/15/29 (Call 08/15/29)	$2,200	$2,174,964
5.40%, 04/01/48 (Call 10/01/47)	3,316	2,844,863
5.60%, 10/15/32 (Call 07/15/32)(b)	4,465	4,371,503
5.95%, 04/01/49 (Call 10/01/48)	3,782	3,501,262
6.13%, 10/01/25 (Call 09/01/25)	7,801	7,932,837
6.25%, 10/02/43	3,400	3,286,712
6.60%, 04/01/36 (Call 10/01/35)	4,795	4,933,911
6.75%, 04/01/46 (Call 10/01/45)	3,227	3,251,687
6.80%, 10/01/27 (Call 08/01/27)	3,876	4,094,296
General Motors Financial Co. Inc.
1.20%, 10/15/24	3,690	3,474,467
1.25%, 01/08/26 (Call 12/08/25)	1,945	1,752,678
1.50%, 06/10/26 (Call 05/10/26)	5,120	4,575,232
2.35%, 02/26/27 (Call 01/26/27)	4,035	3,629,886
2.35%, 01/08/31 (Call 10/08/30)	1,905	1,504,531
2.40%, 04/10/28 (Call 02/10/28)	3,235	2,824,446
2.40%, 10/15/28 (Call 08/15/28)	4,575	3,925,396
2.70%, 08/20/27 (Call 06/20/27)	1,894	1,698,407
2.70%, 06/10/31 (Call 03/10/31)	5,310	4,257,292
2.75%, 06/20/25 (Call 05/20/25)	5,514	5,232,235
2.90%, 02/26/25 (Call 01/26/25)	5,716	5,471,241
3.10%, 01/12/32 (Call 10/12/31)	2,350	1,917,248
3.50%, 11/07/24 (Call 09/07/24)	4,282	4,171,867
3.60%, 06/21/30 (Call 03/21/30)	2,091	1,830,608
3.80%, 04/07/25	270	262,367
3.85%, 01/05/28 (Call 10/05/27)	1,894	1,774,962
4.00%, 01/15/25 (Call 10/15/24)	3,065	2,993,432
4.00%, 10/06/26 (Call 07/06/26)	3,395	3,255,024
4.30%, 07/13/25 (Call 04/13/25)	3,093	3,013,819
4.30%, 04/06/29 (Call 02/06/29)	555	517,293
4.35%, 04/09/25 (Call 02/09/25)	2,962	2,901,753
4.35%, 01/17/27 (Call 10/17/26)	4,974	4,818,314
5.00%, 04/09/27 (Call 03/09/27)	4,830	4,776,918
5.25%, 03/01/26 (Call 12/01/25)	5,315	5,310,961
5.40%, 04/06/26	1,935	1,936,935
5.65%, 01/17/29 (Call 10/17/28)	2,149	2,154,781
5.85%, 04/06/30 (Call 02/06/30)	1,320	1,318,891
6.00%, 01/09/28 (Call 12/09/27)	3,380	3,449,594
6.05%, 10/10/25	3,129	3,163,482
6.40%, 01/09/33 (Call 10/09/32)	3,293	3,388,826
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	1,040	996,954
2.53%, 03/10/27 (Call 02/10/27)	940	883,196
2.97%, 03/10/32 (Call 12/10/31)	3,690	3,331,701
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	6,024	7,666,022
PACCAR Financial Corp.
0.50%, 08/09/24	619	586,311
0.90%, 11/08/24	650	613,171
1.10%, 05/11/26	2,314	2,106,411
1.80%, 02/06/25	1,061	1,010,380
2.00%, 02/04/27	1,250	1,150,638
2.15%, 08/15/24	1,688	1,632,904
2.85%, 04/07/25	25	24,187
3.15%, 06/13/24	910	895,012
3.55%, 08/11/25	1,718	1,696,611
4.45%, 03/30/26	850	854,131
4.60%, 01/10/28	1,405	1,425,878
4.95%, 10/03/25	1,790	1,809,117

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	$3,070	$2,827,470
2.36%, 07/02/24	2,607	2,535,203
2.36%, 03/25/31 (Call 12/25/30)(b)	1,305	1,141,444
2.76%, 07/02/29	1,098	1,009,358
3.67%, 07/20/28	1,930	1,893,967
Toyota Motor Credit Corp.
0.50%, 06/18/24	5,790	5,520,302
0.63%, 09/13/24	3,720	3,522,691
0.80%, 10/16/25	785	719,712
0.80%, 01/09/26	415	378,248
1.13%, 06/18/26	6,724	6,104,383
1.15%, 08/13/27	2,108	1,860,057
1.45%, 01/13/25	2,830	2,687,651
1.65%, 01/10/31	1,971	1,619,728
1.80%, 02/13/25	3,318	3,171,245
1.90%, 01/13/27	3,110	2,858,339
1.90%, 04/06/28	3,489	3,117,736
1.90%, 09/12/31	4,160	3,444,730
2.00%, 10/07/24	1,983	1,909,629
2.15%, 02/13/30	4,080	3,590,359
2.40%, 01/13/32	635	544,024
3.00%, 04/01/25	7,268	7,066,313
3.05%, 03/22/27	6,285	6,003,055
3.05%, 01/11/28	2,755	2,618,710
3.20%, 01/11/27	4,672	4,499,977
3.38%, 04/01/30	2,224	2,097,766
3.40%, 04/14/25	3,675	3,606,388
3.65%, 08/18/25	3,445	3,385,401
3.65%, 01/08/29	2,130	2,076,303
3.95%, 06/30/25	3,615	3,575,416
4.40%, 09/20/24	1,600	1,595,808
4.45%, 06/29/29	3,235	3,286,275
4.55%, 09/20/27	1,315	1,328,768
4.63%, 01/12/28	2,135	2,172,277
4.70%, 01/12/33	1,730	1,766,814
4.80%, 01/10/25	2,155	2,163,081
5.40%, 11/10/25	3,155	3,230,184
5.45%, 11/10/27	3,710	3,881,736

		324,010,951

Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	5,555	3,510,482
4.35%, 03/15/29 (Call 12/15/28)	1,000	970,510
4.40%, 10/01/46 (Call 04/01/46)	1,212	961,916
5.40%, 03/15/49 (Call 09/15/48)(b)	1,422	1,284,180
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (Call 05/10/23)	1,205	1,149,401
3.25%, 03/01/32 (Call 12/01/31)	3,735	3,261,252
4.15%, 05/01/52 (Call 11/01/51)	3,520	2,721,277
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	4,163	3,861,724
3.38%, 03/15/25 (Call 12/15/24)	794	772,562
4.38%, 03/15/45 (Call 09/15/44)	2,010	1,639,517
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	1,525	1,218,704
3.50%, 05/30/30 (Call 02/28/30)	1,845	1,650,316
3.55%, 01/15/52 (Call 07/15/51)	1,060	714,270
3.80%, 09/15/27 (Call 06/15/27)	1,684	1,614,232
4.25%, 05/15/29 (Call 02/15/29)	2,135	2,039,779

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
5.25%, 05/15/49 (Call 11/15/48)	$1,540	$1,346,822
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	1,183	1,018,989
3.63%, 06/15/24 (Call 03/15/24)	4,500	4,422,690
4.15%, 10/01/25 (Call 07/01/25)	2,924	2,866,192
5.50%, 03/21/33 (Call 12/21/32)	1,100	1,139,820
5.98%, 03/21/26 (Call 03/21/24)	165	166,228

		38,330,863

Banks — 5.5%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	3,239	3,161,005
5.09%, 12/08/25	1,535	1,548,615
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	3,940	3,587,567
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(a)	4,080	4,070,616
6.13%, 09/14/28 (Call 09/14/27),
(1-year CMT + 2.700%)(a)	200	204,840
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(a)	3,813	3,354,258
1.85%, 03/25/26	5,489	4,975,833
2.71%, 06/27/24	7,680	7,426,022
2.75%, 05/28/25	7,974	7,512,943
2.75%, 12/03/30	2,378	1,884,303
2.96%, 03/25/31	3,580	2,996,245
3.23%, 11/22/32 (Call 08/22/31),
(1-year CMT + 1.600%)(a)	3,930	3,149,345
3.31%, 06/27/29	4,937	4,494,694
3.49%, 05/28/30	4,158	3,709,310
3.50%, 03/24/25	835	806,886
3.80%, 02/23/28	2,384	2,221,960
3.89%, 05/24/24	4,475	4,391,541
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(a)	4,938	4,690,902
4.25%, 04/11/27	6,933	6,648,054
4.38%, 04/12/28	3,459	3,305,386
5.15%, 08/18/25	2,025	2,009,327
5.18%, 11/19/25	6,486	6,403,109
5.29%, 08/18/27	4,423	4,403,229
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24),
(1-day SOFR + 0.690%)(a)	9,248	8,809,090
0.98%, 09/25/25 (Call 09/25/24),
(1-day SOFR + 0.910%)(a)	3,013	2,822,729
1.20%, 10/24/26 (Call 10/24/25),
(1-day SOFR + 1.010%)(a)	10,033	9,080,066
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(a)	10,448	9,565,562
1.53%, 12/06/25 (Call 12/06/24),
(1-day SOFR + 0.650%)(a)	7,189	6,745,151
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(a)	18,348	16,442,377
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(a)	4,545	3,651,817
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(a)	11,441	9,134,151
2.02%, 02/13/26 (Call 02/13/25),
(3-mo. LIBOR US + 0.640%)(a)	5,174	4,869,872

Security	Par (000)	Value

Banks (continued)
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(a)	$7,305	$6,311,374
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(a)	9,860	7,955,640
2.46%, 10/22/25 (Call 10/22/24),
(3-mo. LIBOR US + 0.870%)(a)	9,531	9,110,111
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(a)	11,135	8,510,592
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. LIBOR US + 0.990%)(a)	13,250	11,206,187
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(a)	9,670	8,824,842
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(a)	10,145	8,332,596
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(a)	13,149	11,146,670
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(a)	16,672	11,839,454
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(a)	14,889	12,454,351
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(a)	3,559	2,345,844
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. LIBOR US + 1.190%)(a)	8,063	7,016,019
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(a)	15,300	12,923,757
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(a)	6,190	4,218,423
3.09%, 10/01/25 (Call 10/01/24),
(3-mo. LIBOR US + 1.090%)(a)	6,034	5,825,706
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. LIBOR US + 1.180%)(a)	9,849	8,770,338
3.25%, 10/21/27 (Call 10/21/26)	11,215	10,568,455
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(a)	12,340	9,533,144
3.37%, 01/23/26 (Call 01/23/25),
(3-mo. LIBOR US + 0.810%)(a)	6,064	5,842,967
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(a)	7,300	7,039,463
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. LIBOR US + 1.040%)(a)	18,467	17,143,839
3.50%, 04/19/26	11,741	11,423,641
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. LIBOR US + 1.060%)(a)	8,697	8,298,590
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. LIBOR US + 1.370%)(a)	8,491	7,985,531
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. LIBOR US + 1.512%)(a)	8,629	8,185,211
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. LIBOR US + 1.575%)(a)	10,543	10,084,696
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(a)	1,375	1,187,615
3.88%, 08/01/25	2,108	2,062,488
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. LIBOR US + 1.19%)(a)	4,400	3,586,924
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. LIBOR US + 1.070%)(a)	9,505	9,017,584
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.210%)(a)	10,048	9,400,406
4.00%, 01/22/25	10,110	9,920,235

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. LIBOR US + 1.32%)(a)	$5,629	$4,892,333
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. LIBOR US + 3.15%)(a)	17,808	14,837,804
4.20%, 08/26/24	8,992	8,871,237
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. LIBOR US + 1.814%)(a)	7,933	7,119,550
4.25%, 10/22/26	9,258	9,009,886
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. LIBOR US + 1.310%)(a)	11,579	11,094,998
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. LIBOR US + 1.520%)(a)	10,391	8,950,288
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(a)	5,796	5,627,742
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. LIBOR US + 1.990%)(a)	7,671	6,811,848
4.45%, 03/03/26	7,546	7,436,281
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(a)	10,285	9,812,918
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(a)	9,570	9,479,372
4.88%, 04/01/44	1,698	1,647,315
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(a)	9,545	9,515,983
5.00%, 01/21/44	7,005	6,827,283
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(a)	15,180	14,981,749
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(a)	10,865	10,860,111
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(a)	9,265	9,319,015
5.29%, 04/25/34 (Call 04/25/33)	12,380	12,449,823
5.88%, 02/07/42	5,872	6,314,455
6.11%, 01/29/37	7,887	8,434,831
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(a)	7,419	7,738,165
6.22%, 09/15/26	2,429	2,505,028
7.75%, 05/14/38	6,229	7,562,255
Series L, 3.95%, 04/21/25	11,841	11,566,881
Series L, 4.18%, 11/25/27 (Call 11/25/26)	8,996	8,688,517
Series L, 4.75%, 04/21/45	2,387	2,212,844
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1-day SOFR + 0.910%)(a)	11,085	10,019,731
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(a)	10,445	8,703,296
Series N, 3.48%, 03/13/52 (Call 03/11/51),
(1-day SOFR + 1.650%)(a)	4,345	3,282,039
Bank of America NA, 6.00%, 10/15/36	5,553	6,014,177
Bank of Montreal
0.63%, 07/09/24	2,796	2,650,776
0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(a)	2,290	2,055,687
1.25%, 09/15/26	7,781	6,930,615
1.50%, 01/10/25	3,025	2,851,879
1.85%, 05/01/25	6,887	6,477,430
2.50%, 06/28/24	1,643	1,591,114
2.65%, 03/08/27	4,190	3,896,155
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(a)	3,470	2,791,268
3.70%, 06/07/25	550	536,250

Security	Par (000)	Value

Banks (continued)
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(a)	$5,446	$4,915,886
5.20%, 12/12/24	200	199,942
5.20%, 02/01/28 (Call 01/01/28)	6,895	7,008,561
Series H, 4.25%, 09/14/24.	348	343,486
Series H, 4.70%, 09/14/27 (Call 08/14/27)	1,500	1,496,895
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	671	605,269
1.05%, 10/15/26 (Call 09/15/26)	2,026	1,793,739
1.60%, 04/24/25 (Call 03/24/25)	2,251	2,119,992
1.65%, 07/14/28 (Call 05/14/28)	2,110	1,861,885
1.65%, 01/28/31 (Call 10/28/30)(b)	952	759,801
1.80%, 07/28/31 (Call 04/28/31)	2,000	1,595,340
2.05%, 01/26/27 (Call 12/26/26)	2,630	2,396,114
2.10%, 10/24/24	4,078	3,912,882
2.45%, 08/17/26 (Call 05/17/26)	3,031	2,834,470
2.50%, 01/26/32 (Call 10/26/31)	1,845	1,543,933
2.80%, 05/04/26 (Call 02/04/26)	3,897	3,716,179
3.00%, 10/30/28 (Call 07/30/28)	2,102	1,935,501
3.25%, 09/11/24 (Call 08/11/24)	2,562	2,503,228
3.25%, 05/16/27 (Call 02/16/27)	3,597	3,432,869
3.30%, 08/23/29 (Call 05/23/29)	2,579	2,394,421
3.35%, 04/25/25 (Call 03/25/25)	3,830	3,712,764
3.40%, 05/15/24 (Call 04/15/24)	2,792	2,741,437
3.40%, 01/29/28 (Call 10/29/27)	3,404	3,243,127
3.43%, 06/13/25 (Call 06/13/24),
(1-day SOFR + 0.565%)(a)	2,150	2,107,903
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. LIBOR US + 1.069%)(a)	3,456	3,309,604
3.85%, 04/28/28	3,590	3,493,070
3.85%, 04/26/29 (Call 02/26/29)	1,550	1,492,030
3.95%, 11/18/25 (Call 10/18/25)	2,544	2,484,598
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(a)	2,592	2,522,146
4.29%, 06/13/33 (Call 06/13/32),
(1-day SOFR + 1.418%)(a)	1,882	1,813,081
4.41%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 1.345%)(a)	2,003	1,979,725
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.168%)(a)	3,225	3,216,196
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(a)	1,620	1,600,916
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.511%)(a)	2,795	2,776,050
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(a)	3,460	3,484,739
4.97%, 04/26/34 (Call 04/26/33)	3,535	3,567,168
5.22%, 11/21/25 (Call 11/21/24),
(1-day SOFR + 0.800%)(a)	3,020	3,025,376
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(a)	1,895	1,978,513
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(a)	3,965	4,242,471
Series G, 3.00%, 02/24/25 (Call 01/24/25)	3,356	3,242,198
Series J, 0.85%, 10/25/24 (Call 09/25/24)	2,327	2,188,427
Series J, 1.90%, 01/25/29 (Call 11/25/28)	1,778	1,529,276
Bank of Nova Scotia (The)
0.65%, 07/31/24	4,525	4,275,310
1.05%, 03/02/26	3,415	3,065,236
1.30%, 06/11/25	5,177	4,782,409

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.30%, 09/15/26	$3,665	$3,262,510
1.35%, 06/24/26	3,295	2,969,388
1.45%, 01/10/25	5,625	5,290,087
1.95%, 02/02/27	3,230	2,942,595
2.15%, 08/01/31	1,211	993,371
2.20%, 02/03/25	5,329	5,074,061
2.45%, 02/02/32	2,725	2,277,664
2.70%, 08/03/26	4,951	4,641,315
2.95%, 03/11/27	1,785	1,676,329
3.45%, 04/11/25	4,405	4,273,599
4.50%, 12/16/25	5,397	5,304,711
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(a)	4,745	4,193,251
4.75%, 02/02/26	1,015	1,012,818
4.85%, 02/01/30	3,425	3,406,162
5.25%, 12/06/24	2,075	2,076,909
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(a)(b)	1,345	1,052,288
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	2,226	2,003,355
5.13%, 06/11/30 (Call 03/11/30)	1,069	905,603
Barclays Bank PLC, 3.75%, 05/15/24	705	690,851
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(a)	6,881	6,158,908
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(a)	3,289	2,672,378
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(a)	1,735	1,393,049
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(a)	4,598	4,332,052
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(a)	4,373	3,499,406
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(a)	5,180	3,746,798
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(a)	4,445	3,562,267
3.65%, 03/16/25	8,613	8,277,351
3.81%, 03/10/42 (Call 03/10/41), (1-year CMT + 1.700%)(a)	823	606,214
3.93%, 05/07/25 (Call 05/07/24), (3-mo. LIBOR US + 1.610%)(a)	7,532	7,363,359
4.34%, 01/10/28 (Call 01/10/27)	4,820	4,635,442
4.38%, 09/11/24	5,198	5,042,996
4.38%, 01/12/26	9,327	9,087,016
4.84%, 05/09/28 (Call 05/07/27)	7,343	6,980,036
4.95%, 01/10/47	6,130	5,557,213
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(a)	6,455	6,255,928
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(a)	5,033	4,708,925
5.20%, 05/12/26	7,208	7,034,143
5.25%, 08/17/45	6,095	5,785,679
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(a)	4,930	4,893,370
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(a)	6,250	6,230,187
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(a)	2,580	2,536,217

Security	Par (000)	Value

Banks (continued)
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(a)	$2,584	$2,684,337
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(a)	2,215	2,365,664
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(a)	6,235	6,867,977
BNP Paribas SA, 4.25%, 10/15/24	4,386	4,300,692
BPCE SA, 3.38%, 12/02/26	2,397	2,261,905
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3-mo. LIBOR US + 2.470%)(a)	630	568,581
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	3,393	3,089,632
1.00%, 10/18/24	4,020	3,792,709
1.25%, 06/22/26 (Call 05/22/26)	4,505	4,047,788
2.25%, 01/28/25	3,420	3,267,707
3.30%, 04/07/25	1,705	1,649,485
3.45%, 04/07/27	2,235	2,134,291
3.60%, 04/07/32 (Call 03/07/32)(b)	1,115	1,028,164
3.95%, 08/04/25	2,945	2,878,914
5.00%, 04/28/28	2,240	2,248,870
5.14%, 04/28/25	2,240	2,241,680
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1-day SOFR + 0.911%)(a)	2,580	2,420,556
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (1-day SOFR + 0.669%)(a)	4,555	4,340,505
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(a)	9,818	8,818,724
1.28%, 11/03/25 (Call 11/03/24), (1-day SOFR + 0.528%)(a)	1,800	1,689,750
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(a)	10,738	9,639,180
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(a)	3,520	3,323,408
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(a)	2,365	1,935,989
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(a)	10,700	8,891,593
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(a)	13,870	11,732,356
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(a)	8,407	7,216,148
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(a)	3,175	2,294,477
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(a)	5,682	4,985,500
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(a)	9,565	8,152,345
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(a)	6,250	5,839,937
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(a)	14,417	13,869,298
3.20%, 10/21/26 (Call 07/21/26)	10,528	10,005,285
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(a)	3,990	3,855,058
3.30%, 04/27/25	5,697	5,525,862
3.40%, 05/01/26	9,220	8,887,066
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(a)	8,813	8,274,349

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(a)	$9,275	$8,781,570
3.70%, 01/12/26	8,867	8,641,069
3.75%, 06/16/24	4,235	4,173,508
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(a)	6,510	5,862,060
3.88%, 03/26/25	6,068	5,896,518
3.88%, 01/24/39 (Call 01/22/38), (3-mo. SOFR + 1.430%)(a)	2,621	2,257,336
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(a)	10,032	9,645,668
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(a)	9,474	8,889,644
4.00%, 08/05/24	2,908	2,868,597
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(a)	8,051	7,685,565
4.13%, 07/25/28	7,944	7,568,964
4.14%, 05/24/25 (Call 05/24/24), (1-day SOFR + 1.372%)(a)	5,400	5,333,796
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(a)	3,714	3,230,103
4.30%, 11/20/26	5,113	5,012,530
4.40%, 06/10/25	4,080	4,007,906
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(a)	13,609	13,028,440
4.45%, 09/29/27	13,852	13,541,438
4.60%, 03/09/26	7,355	7,267,770
4.65%, 07/30/45	4,825	4,427,854
4.65%, 07/23/48 (Call 06/23/48)	8,818	8,141,395
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(a)	3,810	3,775,939
4.75%, 05/18/46	8,453	7,416,240
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(a)	3,195	3,142,602
5.30%, 05/06/44	4,270	4,054,963
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(a)	3,247	3,222,810
5.50%, 09/13/25	7,203	7,226,194
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(a)	10,665	10,790,954
5.88%, 02/22/33	1,417	1,464,484
5.88%, 01/30/42	4,664	4,976,395
6.00%, 10/31/33	4,975	5,161,214
6.13%, 08/25/36	1,578	1,633,230
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(a)	10,365	11,217,003
6.63%, 01/15/28	1,347	1,452,201
6.63%, 06/15/32	4,015	4,339,452
6.68%, 09/13/43	4,824	5,392,267
8.13%, 07/15/39	7,923	10,262,028
Citizens Bank NA 2.25%, 04/28/25 (Call 03/28/25)	2,051	1,874,040
4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(a)	1,853	1,730,331
Citizens Bank NA/Providence RI 3.75%, 02/18/26 (Call 11/18/25)	2,242	2,064,613
4.12%, 05/23/25 (Call 05/23/24), (1-day SOFR + 1.395%)(a)	1,863	1,777,749
6.06%, 10/24/25 (Call 10/24/24), (1-day SOFR + 1.450%)(a)	1,960	1,898,103

Security	Par (000)	Value

Banks (continued)
Citizens Financial Group Inc. 2.50%, 02/06/30 (Call 12/06/29)	$811	$654,396
2.64%, 09/30/32 (Call 07/02/32)	1,887	1,397,210
2.85%, 07/27/26 (Call 04/25/26)	1,870	1,650,518
3.25%, 04/30/30 (Call 01/30/30)	2,703	2,297,199
4.30%, 12/03/25 (Call 11/03/25)	829	783,131
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(a)	1,345	1,259,256
Comerica Bank 2.50%, 07/23/24	2,706	2,521,911
4.00%, 07/27/25	1,280	1,150,669
5.33%, 08/25/33 (Call 08/25/32), (1-day SOFR + 2.610%)(a)	275	232,760
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)(b)	2,701	2,296,849
Commonwealth Bank of Australia/New York NY 5.08%, 01/10/25	1,220	1,226,332
5.32%, 03/13/26	255	260,080
Cooperatieve Rabobank UA 3.75%, 07/21/26	4,373	4,115,168
4.38%, 08/04/25	5,357	5,210,432
5.25%, 05/24/41	4,881	5,199,485
5.25%, 08/04/45	4,535	4,291,697
5.75%, 12/01/43	4,860	4,961,768
Cooperatieve Rabobank UA/NY 1.38%, 01/10/25	4,960	4,680,008
3.38%, 05/21/25	3,577	3,458,923
3.88%, 08/22/24	330	325,958
5.00%, 01/13/25	1,226	1,228,759
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 06/28/23)	250	237,315
Credit Suisse AG, 7.95%, 01/09/25	2,495	2,551,512
Credit Suisse AG/New York NY 1.25%, 08/07/26	4,093	3,491,206
2.95%, 04/09/25	5,214	4,852,357
3.63%, 09/09/24	11,860	11,295,464
3.70%, 02/21/25	7,106	6,729,808
4.75%, 08/09/24	500	483,070
5.00%, 07/09/27	5,555	5,354,631
7.50%, 02/15/28	3,200	3,415,072
Credit Suisse Group AG 3.75%, 03/26/25	9,186	8,554,279
4.55%, 04/17/26	6,754	6,299,456
4.88%, 05/15/45	6,913	5,880,751
Deutsche Bank AG 4.10%, 01/13/26(b)	3,589	3,382,597
4.50%, 04/01/25	1,783	1,671,830
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(a)	2,955	2,922,200
7.08%, 02/10/34 (Call 02/10/33), (1-day SOFR + 3.650%)(a)	2,270	2,115,163
Deutsche Bank AG/London, 3.70%, 05/30/24	4,045	3,922,801
Deutsche Bank AG/New York NY 0.90%, 05/28/24	3,525	3,326,613
1.45%, 04/01/25 (Call 04/01/24), (1-day SOFR + 1.131%)(a)	3,813	3,594,591
1.69%, 03/19/26	5,468	4,917,482
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(a)	6,449	5,724,132
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(a)	5,933	5,127,536

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(a)	$5,130	$4,466,999
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(a)	1,759	1,407,218
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(a)	7,082	5,932,308
3.70%, 05/30/24	2,716	2,633,651
3.73%, 01/14/32 (Call 01/14/31), (1-day SOFR + 2.757%)(a)	1,675	1,261,593
3.74%, 01/07/33 (Call 10/07/31), (1-day SOFR + 2.257%)(a)	4,695	3,439,463
3.96%, 11/26/25 (Call 11/26/24), (1-day SOFR + 2.581%)(a)	5,068	4,836,747
4.10%, 01/13/26	3,148	2,943,915
4.16%, 05/13/25	260	251,857
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(a)	2,960	2,462,128
5.37%, 09/09/27	194	192,508
5.88%, 07/08/31 (Call 04/08/30), (1-day SOFR + 5.438%)(a)	340	301,022
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(a)	3,510	3,569,600
Discover Bank 2.45%, 09/12/24 (Call 08/12/24)	3,238	3,077,946
2.70%, 02/06/30 (Call 11/06/29)	1,683	1,379,185
3.45%, 07/27/26 (Call 04/27/26)	3,578	3,319,060
4.25%, 03/13/26	1,575	1,507,622
4.65%, 09/13/28 (Call 06/13/28)	4,347	4,139,518
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(a)	2,624	2,287,682
2.38%, 01/28/25 (Call 12/29/24)	2,732	2,589,417
2.55%, 05/05/27 (Call 04/05/27)	3,429	3,051,124
3.95%, 03/14/28 (Call 02/14/28)	105	97,917
4.06%, 04/25/28 (Call 04/25/27), (1-day SOFR + 1.355%)(a)	2,153	2,031,743
4.34%, 04/25/33 (Call 04/05/32), (1-day SOFR + 1.660%)(a)(b)	1,601	1,452,507
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(a)	2,785	2,653,576
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(a)	2,925	3,006,871
8.25%, 03/01/38	4,742	5,459,370
Fifth Third Bank NA 2.25%, 02/01/27 (Call 01/01/27)(b)	3,051	2,732,354
3.85%, 03/15/26 (Call 02/15/26)	3,279	3,079,965
3.95%, 07/28/25 (Call 06/28/25)	3,017	2,907,362
5.85%, 10/27/25 (Call 10/27/24), (1-day SOFR + 1.230%)(a)	5,030	5,000,977
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3-mo. SOFR + 2.465%)(a)	925	849,696
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	1,251	1,183,296
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	1,090	1,020,567
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (3-mo. SOFR + 1.715%)(a)	2,429	2,271,674
6.13%, 03/09/28	1,555	1,551,595
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	180	172,377
Goldman Sachs Capital I, 6.35%, 02/15/34	5,493	5,682,563

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(a)	$4,286	$3,934,634
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(a)	3,377	3,022,922
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(a)	11,010	9,907,128
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(a)	12,553	11,123,339
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(a)	12,945	11,600,532
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(a)	10,410	8,341,637
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(a)	8,347	6,817,746
2.60%, 02/07/30 (Call 11/07/29)	8,411	7,276,693
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(a)	13,765	11,493,913
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(a)	8,060	7,380,542
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(a)	9,860	8,194,646
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(a)	7,840	5,633,824
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(a)	12,770	10,994,331
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(a)	10,113	7,609,325
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.201%)(a)	10,252	9,918,297
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(a)	4,775	3,687,780
3.50%, 01/23/25 (Call 10/23/24)	5,557	5,397,848
3.50%, 04/01/25 (Call 03/01/25)	13,055	12,683,455
3.50%, 11/16/26 (Call 11/16/25)	11,651	11,125,190
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(a)	4,815	4,583,110
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.510%)(a)	10,047	9,564,141
3.75%, 05/22/25 (Call 02/22/25)	9,030	8,798,019
3.75%, 02/25/26 (Call 11/25/25)	8,213	8,006,032
3.80%, 03/15/30 (Call 12/15/29)	10,202	9,589,064
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.158%)(a)	8,159	7,685,615
3.85%, 07/08/24 (Call 04/08/24)	11,215	11,035,448
3.85%, 01/26/27 (Call 01/26/26)	12,189	11,801,755
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.373%)(a)	7,661	6,653,425
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.301%)(a)	10,356	9,947,249
4.25%, 10/21/25	7,684	7,545,304
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(a)	3,541	3,475,987
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.430%)(a)	4,204	3,774,730
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(a)	9,545	9,371,281
4.75%, 10/21/45 (Call 04/21/45)	6,189	5,725,506
4.80%, 07/08/44 (Call 01/08/44)	8,364	7,793,408
5.15%, 05/22/45	8,827	8,345,134

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.70%, 11/01/24	$5,210	$5,256,838
5.95%, 01/15/27	4,072	4,200,227
6.13%, 02/15/33	3,623	3,932,477
6.25%, 02/01/41	6,361	7,019,491
6.45%, 05/01/36	3,826	4,110,884
6.75%, 10/01/37	20,400	22,363,500
HSBC Bank USA NA/New York NY 5.63%, 08/15/35	935	926,613
5.88%, 11/01/34	1,130	1,136,667
7.00%, 01/15/39	2,500	2,774,350
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (1-day SOFR + 0.708%)(a)	4,075	3,855,724
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(a)	4,850	4,320,913
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(a)	9,368	8,661,184
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(a)	2,250	1,958,265
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(a)	3,215	2,993,519
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(a)	3,400	2,892,720
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(a)	5,670	5,073,006
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(a)	6,283	5,099,660
2.63%, 11/07/25 (Call 11/07/24), (1-day SOFR + 1.401%)(a)	8,203	7,819,920
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(a)	8,480	6,939,778
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(a)	3,333	2,805,786
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(a)	6,900	5,642,544
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(a)	4,515	4,302,434
3.90%, 05/25/26	11,149	10,774,840
3.97%, 05/22/30 (Call 05/22/29), (3-mo. LIBOR US + 1.610%)(a)	11,830	10,887,149
4.04%, 03/13/28 (Call 03/13/27), (3-mo. LIBOR US + 1.546%)(a)	8,876	8,453,414
4.18%, 12/09/25 (Call 12/09/24), (1-day SOFR + 1.510%)(a)	4,095	4,005,934
4.25%, 08/18/25	6,991	6,807,906
4.29%, 09/12/26 (Call 09/15/25), (3-mo. LIBOR US + 1.348%)(a)	10,449	10,138,456
4.30%, 03/08/26	12,357	12,144,583
4.38%, 11/23/26	6,651	6,443,954
4.58%, 06/19/29 (Call 06/19/28), (3-mo. LIBOR US + 1.535%)(a)	13,312	12,778,455
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(a)	10,670	10,424,483
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(a)	6,215	5,731,287
4.95%, 03/31/30	10,400	10,247,224
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(a)	2,550	2,538,168
5.25%, 03/14/44	3,829	3,493,273

Security	Par (000)	Value

Banks (continued)
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(a)	$7,555	$7,476,277
6.10%, 01/14/42	3,612	3,861,698
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(a)	5,855	6,021,750
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(a)	11,145	11,625,461
6.33%, 03/09/44 (Call 03/09/43)	7,955	8,380,831
6.50%, 05/02/36	8,217	8,466,009
6.50%, 09/15/37	7,287	7,375,625
6.80%, 06/01/38	6,792	7,127,526
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(a)	9,035	9,481,239
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(a)	8,380	9,018,807
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(a)	9,595	10,838,608
HSBC USA Inc. 3.50%, 06/23/24	2,203	2,153,939
3.75%, 05/24/24	6,645	6,528,779
5.63%, 03/17/25	440	443,599
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(a)	2,540	1,811,376
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)	2,095	1,990,501
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(a)	1,414	1,319,319
Huntington Bancshares Inc./OH 2.55%, 02/04/30 (Call 01/04/30)	2,692	2,192,769
2.63%, 08/06/24 (Call 07/06/24)	3,433	3,279,511
4.00%, 05/15/25 (Call 04/15/25)	2,076	1,983,743
Huntington National Bank (The)
4.01%, 05/16/25 (Call 05/16/24), (1-day SOFR + 1.205%)(a)	2,120	2,043,426
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(a)	1,730	1,649,866
5.65%, 01/10/30 (Call 11/10/29)	1,660	1,647,201
5.70%, 11/18/25 (Call 11/18/24), (1-day SOFR + 1.215%)(a)	2,245	2,191,996
Indonesia Government International Bond, 3.54%, 11/08/27	2,965	2,885,390
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(a)	2,736	2,466,340
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(a)	2,343	1,953,547
3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(a)	640	620,653
3.95%, 03/29/27	8,970	8,615,595
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(a)	1,423	1,360,061
4.05%, 04/09/29	5,020	4,796,158
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)	2,425	2,250,352
4.55%, 10/02/28	4,106	4,016,407
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (1-day SOFR + 0.490%)(a)	8,729	8,211,283

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.82%, 06/01/25 (Call 06/01/24), (1-day SOFR + 0.540%)(a)	$8,055	$7,653,619
0.97%, 06/23/25 (Call 06/23/24), (3-mo. SOFR + 0.580%)(a)	11,773	11,166,926
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(a)	4,116	3,693,863
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(a)	2,432	2,197,117
1.05%, 06/23/27 (Call 12/23/25)	70	60,857
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(a)	7,213	6,429,452
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(a)	11,610	10,901,442
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(a)	5,296	4,798,812
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(a)	2,250	1,800,225
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(a)	4,830	3,894,429
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(a)	9,200	8,677,992
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(a)	8,566	7,462,100
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(a)	13,188	12,423,624
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(a)	7,100	6,386,308
2.30%, 10/15/25 (Call 10/15/24), (1-day SOFR + 1.160%)(a)	7,851	7,503,907
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(a)	13,366	11,466,558
2.53%, 11/19/41 (Call 11/19/40), (1-day SOFR + 1.510%)(a)	2,840	1,988,426
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(a)	8,395	6,989,341
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(a)	5,544	4,659,399
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(a)	2,278	2,173,235
2.74%, 10/15/30 (Call 10/15/29), (1-day SOFR + 1.510%)(a)	7,616	6,677,100
2.95%, 10/01/26 (Call 07/01/26)	12,326	11,697,990
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(a)	3,449	3,209,019
2.96%, 05/13/31 (Call 05/13/30), (1-day SOFR + 2.515%)(a)	3,741	3,239,145
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(a)	11,010	9,424,009
3.11%, 04/22/41 (Call 04/22/40), (1-day SOFR + 2.460%)(a)	7,973	6,093,525
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(a)	10,335	7,385,391
3.13%, 01/23/25 (Call 10/23/24)	8,557	8,330,838
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 2.460%)(a)	4,560	3,507,506
3.20%, 06/15/26 (Call 03/15/26)	6,460	6,243,009
3.30%, 04/01/26 (Call 01/01/26)	10,769	10,432,469
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(a)	9,755	7,259,573

Security	Par (000)	Value

Banks (continued)
3.51%, 01/23/29 (Call 01/23/28), (3-mo. LIBOR US + 0.945%)(a)	$9,951	$9,363,791
3.54%, 05/01/28 (Call 05/01/27), (3-mo. LIBOR US + 1.380%)(a)	6,830	6,482,490
3.63%, 05/13/24	7,379	7,279,457
3.63%, 12/01/27 (Call 12/01/26)	7,111	6,782,045
3.70%, 05/06/30 (Call 05/06/29), (3-mo. LIBOR US + 1.160%)(a)	10,491	9,790,411
3.78%, 02/01/28 (Call 02/01/27), (3-mo. LIBOR US + 1.337%)(a)	11,956	11,481,705
3.85%, 06/14/25 (Call 06/14/24), (1-day SOFR + 0.980%)(a)	6,250	6,135,562
3.88%, 09/10/24	11,251	11,058,158
3.88%, 07/24/38 (Call 07/24/37), (3-mo. LIBOR US + 1.360%)(a)	10,266	9,034,901
3.90%, 07/15/25 (Call 04/15/25)	10,470	10,318,185
3.90%, 01/23/49 (Call 01/23/48), (3-mo. LIBOR US + 1.220%)(a)	8,428	6,880,451
3.96%, 01/29/27 (Call 01/29/26), (3-mo. LIBOR US + 1.245%)(a)	9,230	8,979,036
3.96%, 11/15/48 (Call 11/15/47), (3-mo. LIBOR US + 1.380%)(a)	10,185	8,574,039
4.01%, 04/23/29 (Call 04/23/28), (3-mo. LIBOR US + 1.120%)(a)	5,589	5,352,082
4.03%, 07/24/48 (Call 07/24/47), (3-mo. LIBOR US + 1.460%)(a)	7,586	6,427,542
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(a)	11,130	10,927,323
4.13%, 12/15/26	10,296	10,119,424
4.20%, 07/23/29 (Call 07/23/28), (3-mo. LIBOR US + 1.260%)(a)	9,977	9,651,650
4.25%, 10/01/27	3,808	3,751,261
4.26%, 02/22/48 (Call 02/22/47), (3-mo. LIBOR US + 1.580%)(a)	9,254	8,112,519
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(a)	12,038	11,809,158
4.45%, 12/05/29 (Call 12/05/28), (3-mo. LIBOR US + 1.330%)(a)	9,616	9,362,041
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(a)	12,145	11,823,765
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(a)	8,426	8,215,434
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(a)	7,980	7,751,293
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(a)	6,450	6,469,866
4.85%, 02/01/44	5,074	4,874,389
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(a)	16,425	16,354,701
4.95%, 06/01/45	4,666	4,444,738
5.40%, 01/06/42	6,508	6,688,987
5.50%, 10/15/40	6,149	6,383,892
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(a)	12,835	12,890,447
5.60%, 07/15/41	8,020	8,386,033
5.63%, 08/16/43	6,181	6,445,979
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(a)	13,620	14,011,030
6.40%, 05/15/38	8,251	9,382,460
7.63%, 10/15/26	3,941	4,288,399

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.75%, 07/15/25	$980	$1,043,641
8.00%, 04/29/27	5,826	6,571,670
8.75%, 09/01/30	1,354	1,643,187
KeyBank NA 4.70%, 01/26/26 (Call 12/26/25)	270	260,788
5.00%, 01/26/33 (Call 10/26/32)	2,130	1,979,047
KeyBank NA/Cleveland OH 3.30%, 06/01/25	925	871,988
3.40%, 05/20/26	3,045	2,769,001
3.90%, 04/13/29 (Call 03/13/29)	1,805	1,541,488
4.15%, 08/08/25	1,645	1,575,746
4.90%, 08/08/32	2,030	1,804,142
5.85%, 11/15/27 (Call 10/16/27)	4,400	4,389,704
6.95%, 02/01/28	30	30,205
KeyCorp 2.25%, 04/06/27	2,691	2,344,991
2.55%, 10/01/29	3,141	2,558,282
3.88%, 05/23/25 (Call 05/23/24), (1-day SOFR + 1.250%)(a)	1,035	999,914
4.10%, 04/30/28	3,496	3,232,192
4.15%, 10/29/25	1,729	1,651,586
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(a)	2,940	2,672,372
Korea Development Bank (The) 0.75%, 01/25/25	1,985	1,857,900
0.80%, 07/19/26	2,090	1,851,656
1.00%, 09/09/26	1,800	1,597,572
1.63%, 01/19/31	1,990	1,636,596
2.00%, 09/12/26(b)	925	850,371
2.00%, 10/25/31	3,075	2,560,922
2.13%, 10/01/24	1,602	1,546,699
2.25%, 02/24/27	350	325,514
3.00%, 01/13/26	3,563	3,418,698
3.38%, 09/16/25(b)	2,710	2,634,120
Kreditanstalt fuer Wiederaufbau 0.00%, 04/18/36(c)	9,430	5,824,062
0.00%, 06/29/37(c)	13,951	8,221,603
0.38%, 07/18/25	9,795	9,057,339
0.50%, 09/20/24	1,240	1,174,974
0.63%, 01/22/26	6,395	5,866,389
0.75%, 09/30/30	4,039	3,314,727
1.00%, 10/01/26	1,994	1,820,442
1.25%, 01/31/25	11,245	10,679,939
1.38%, 08/05/24	11,520	11,083,277
1.63%, 05/10/24(d)	10	9,695
1.75%, 09/14/29	8,482	7,617,175
2.00%, 05/02/25	7,343	7,040,982
2.50%, 11/20/24	26,320	25,591,462
2.88%, 04/03/28	8,632	8,341,878
3.00%, 05/20/27	1,090	1,061,965
3.13%, 06/10/25	625	612,306
3.38%, 08/23/24	3,215	3,169,058
Landwirtschaftliche Rentenbank 0.88%, 03/30/26	1,970	1,809,622
0.88%, 09/03/30	3,010	2,480,150
1.75%, 07/27/26	4,265	3,997,840
2.00%, 01/13/25	9,142	8,801,003
2.38%, 06/10/25	4,355	4,197,523
3.88%, 09/28/27	55	55,421
Series 37, 2.50%, 11/15/27	2,837	2,697,959

Security	Par (000)	Value

Banks (continued)
Series 40, 0.50%, 05/27/25	$6,070	$5,631,867
Lloyds Bank PLC, 3.50%, 05/14/25	200	192,094
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(a)	1,880	1,680,419
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(a)	4,567	4,315,130
3.37%, 12/14/46 (Call 09/14/41), (5-year CMT + 1.500%)(a)	3,067	2,078,782
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(a)	4,420	4,255,046
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(a)	4,807	4,462,386
3.75%, 01/11/27	5,949	5,663,745
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(a)	6,485	6,103,877
3.87%, 07/09/25 (Call 07/09/24), (1-year CMT + 3.500%)(a)	3,960	3,867,811
4.34%, 01/09/48	5,664	4,421,432
4.38%, 03/22/28	2,228	2,153,384
4.45%, 05/08/25	6,507	6,390,785
4.50%, 11/04/24	2,620	2,560,133
4.55%, 08/16/28	6,188	5,978,598
4.58%, 12/10/25	5,018	4,835,244
4.65%, 03/24/26	5,644	5,435,454
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(a)	3,018	2,977,498
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(a)	1,890	1,833,848
5.30%, 12/01/45	3,579	3,232,195
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(a)	2,150	2,198,977
7.95%, 11/15/33 (Call 11/15/32), (1-year CMT + 3.750%)(a)	4,190	4,675,495
M&T Bank Corp. 4.00%, 07/15/24 (Call 04/16/24)	344	334,829
4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(a)	3,075	2,914,608
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(a)	2,435	2,285,856
Manufacturers & Traders Trust Co. 2.90%, 02/06/25 (Call 01/06/25)	2,957	2,788,451
3.40%, 08/17/27	1,820	1,622,621
4.65%, 01/27/26 (Call 12/27/25)	2,085	2,013,568
4.70%, 01/27/28 (Call 12/28/27)	2,370	2,248,514
5.40%, 11/21/25 (Call 10/21/25)	2,135	2,081,241
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24), (1-year CMT + 0.550%)(a)	1,810	1,710,577
0.96%, 10/11/25 (Call 10/11/24), (1-year CMT + 0.450%)(a)	3,040	2,840,181
1.41%, 07/17/25	2,824	2,597,176
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(a)	3,385	3,014,478
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(a)	3,380	3,002,015
2.05%, 07/17/30	1,825	1,498,362
2.19%, 02/25/25	7,189	6,803,454
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(a)	5,924	4,778,595

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(a)	$5,890	$5,339,521
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(a)	2,789	2,273,370
2.56%, 02/25/30	4,325	3,705,573
2.76%, 09/13/26	2,905	2,703,103
2.80%, 07/18/24	6,596	6,385,983
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(a)	3,580	2,987,295
3.20%, 07/18/29	6,779	6,098,253
3.29%, 07/25/27	3,717	3,495,207
3.68%, 02/22/27	3,619	3,562,073
3.74%, 03/07/29	4,724	4,446,512
3.75%, 07/18/39	5,750	4,941,090
3.78%, 03/02/25	5,231	5,123,974
3.84%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.125%)(a)	2,750	2,664,778
3.85%, 03/01/26	2,954	2,862,190
3.96%, 03/02/28	5,453	5,244,041
4.05%, 09/11/28	4,101	4,001,920
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(a)	2,945	2,839,068
4.15%, 03/07/39	2,286	2,054,428
4.29%, 07/26/38	2,292	2,109,901
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(a)	2,755	2,573,501
4.79%, 07/18/25 (Call 07/18/24), (1-year CMT + 1.700%)(a)	4,750	4,708,532
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(a)	5,845	5,827,348
5.06%, 09/12/25 (Call 09/12/24), (1-year CMT + 1.550%)(a)	3,615	3,595,732
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(a)	5,650	5,652,260
5.24%, 04/19/29 (Call 04/19/28)	2,180	2,194,388
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(a)	3,530	3,567,736
5.41%, 04/19/34 (Call 04/19/33)	1,540	1,555,215
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(a)	3,445	3,496,847
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(a)	2,380	2,412,963
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(a)	3,280	3,329,987
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(a)	3,085	3,131,861
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(a)	1,575	1,580,292
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(a)	5,020	5,044,548
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(a)	2,988	2,643,125
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(a)	3,118	2,770,842
1.98%, 09/08/31 (Call 09/08/30), (1-day SOFR + 1.532%)(a)	1,790	1,428,331
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(a)	1,408	1,118,487

Security	Par (000)	Value

Banks (continued)
2.20%, 07/10/31 (Call 07/10/30), (1-day SOFR + 1.772%)(a)	$3,755	$3,063,554
2.23%, 05/25/26 (Call 05/25/25), (3-mo. LIBOR US + 0.830%)(a)	3,239	3,029,987
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(a)(b)	2,075	1,652,343
2.56%, 09/13/25 (Call 09/13/24), (1-day SOFR + 1.362%)(a)	2,913	2,792,984
2.56%, 09/13/31	3,638	2,900,650
2.59%, 05/25/31 (Call 05/25/30), (3-mo. LIBOR US + 1.070%)(a)	2,018	1,692,275
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(a)	3,265	3,080,985
2.84%, 07/16/25 (Call 07/16/24), (1-day SOFR + 1.242%)(a)	2,201	2,127,509
2.84%, 09/13/26	2,447	2,276,077
2.87%, 09/13/30 (Call 09/13/29), (1-day SOFR + 1.572%)(a)	2,310	2,011,409
3.15%, 07/16/30 (Call 07/16/29), (3-mo. LIBOR US + 1.130%)(a)	3,098	2,748,453
3.17%, 09/11/27	4,168	3,893,454
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(a)	1,920	1,727,942
3.66%, 02/28/27	2,692	2,572,987
4.02%, 03/05/28	5,305	5,070,254
4.25%, 09/11/29 (Call 09/11/28), (3-mo. LIBOR US + 1.270%)(a)	3,645	3,485,786
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(a)	2,730	2,757,655
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(a)	2,620	2,669,020
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(a)	2,760	2,830,849
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(a)	2,940	3,010,736
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(a)	3,145	3,228,909
Morgan Stanley
0.79%, 05/30/25 (Call 05/30/24), (1-day SOFR + 0.525%)(a)	12,688	12,012,491
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(a)	10,524	9,417,928
1.16%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.560%)(a)	10,830	10,138,288
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(a)	10,419	9,266,450
1.59%, 05/04/27 (Call 04/04/27), (1-day SOFR + 0.879%)(a)	4,218	3,795,399
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(a)	7,295	5,755,828
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(a)	14,175	11,258,777
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(a)	12,259	11,546,384
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(a)	9,507	7,681,656
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(a)	8,695	7,940,709
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(a)	15,408	11,827,489

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(a)	$9,768	$8,034,082
2.63%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.940%)(a)	7,536	7,182,562
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(a)	13,692	11,830,573
2.72%, 07/22/25 (Call 07/22/24), (1-day SOFR + 1.152%)(a)	8,689	8,386,449
2.80%, 01/25/52 (Call 07/25/51), (1-day SOFR + 1.430%)(a)	6,524	4,355,944
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(a)	6,408	5,433,023
3.13%, 07/27/26	10,877	10,345,876
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(a)	4,391	3,404,825
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(a)	10,652	10,075,833
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(a)	4,844	4,432,212
3.63%, 01/20/27	10,635	10,246,610
3.70%, 10/23/24	13,108	12,855,409
3.77%, 01/24/29 (Call 01/24/28), (3-mo. LIBOR US + 1.140%)(a)	10,609	10,046,935
3.88%, 01/27/26	12,012	11,739,207
3.95%, 04/23/27	7,130	6,855,780
3.97%, 07/22/38 (Call 07/22/37), (3-mo. LIBOR US + 1.455%)(a)	9,270	8,174,842
4.00%, 07/23/25	8,028	7,913,922
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(a)	5,140	4,983,230
4.30%, 01/27/45	7,229	6,481,377
4.35%, 09/08/26	9,774	9,566,107
4.38%, 01/22/47	8,970	8,066,452
4.43%, 01/23/30 (Call 01/23/29), (3-mo. LIBOR US + 1.628%)(a)	10,553	10,190,188
4.46%, 04/22/39 (Call 04/22/38), (3-mo. LIBOR US + 0.408%)(a)	4,927	4,524,809
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(a)	7,195	7,134,346
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(a)	3,925	3,857,176
5.00%, 11/24/25	8,511	8,528,362
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(a)	3,880	3,888,458
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(a)	5,340	5,364,190
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(a)	10,235	10,307,157
5.25%, 04/21/34 (Call 04/21/33)	8,745	8,837,172
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(a)	4,500	4,324,635
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.480%)(a)	7,730	8,220,005
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(a)	4,450	4,467,310
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(a)	630	647,955
6.25%, 08/09/26	5,011	5,205,026
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(a)	5,220	5,484,758

Security	Par (000)	Value

Banks (continued)
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(a)	$11,870	$12,927,498
6.38%, 07/24/42	7,848	8,869,339
7.25%, 04/01/32	8,319	9,808,517
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(a)	3,923	3,652,195
Morgan Stanley Bank NA, 4.75%, 04/21/26 (Call 03/21/26)	4,890	4,916,259
National Australia Bank Ltd. 3.91%, 06/09/27	250	244,333
4.94%, 01/12/28	3,300	3,363,360
4.97%, 01/12/26	2,249	2,276,550
National Australia Bank Ltd./New York 2.50%, 07/12/26	6,156	5,800,306
3.38%, 01/14/26	3,799	3,686,512
3.50%, 06/09/25	275	268,879
5.13%, 11/22/24	1,085	1,091,250
National Bank of Canada 0.75%, 08/06/24	3,910	3,689,085
3.75%, 06/09/25 (Call 06/09/24), (1-day SOFR + 1.009%)(a)	2,590	2,539,236
5.25%, 01/17/25	1,125	1,119,263
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(a)	4,610	4,103,315
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(a)	4,713	3,687,357
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(a)	4,007	3,670,212
3.75%, 11/01/29 (Call 11/01/24), (5-year CMT + 2.100%)(a)	3,122	2,947,824
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(a)	2,574	2,446,638
4.80%, 04/05/26	5,878	5,857,427
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(a)	6,895	6,710,283
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(a)	7,160	7,067,564
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(a)	2,700	2,708,559
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(a)	1,515	1,532,680
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)	1,190	1,234,530
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(a)	5,475	5,719,404
Northern Trust Corp. 1.95%, 05/01/30 (Call 02/01/30)	3,061	2,587,555
3.15%, 05/03/29 (Call 02/03/29)	3,502	3,299,795
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(a)	2,896	2,622,676
3.65%, 08/03/28 (Call 05/03/28)	500	488,380
3.95%, 10/30/25	4,361	4,257,819
4.00%, 05/10/27 (Call 04/10/27)	5,220	5,125,622
6.13%, 11/02/32 (Call 08/02/32)	3,566	3,809,986
Oesterreichische Kontrollbank AG 0.38%, 09/17/25	2,540	2,333,803
0.50%, 09/16/24	456	432,119
0.50%, 02/02/26	655	596,600
1.50%, 02/12/25	6,520	6,211,539

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.88%, 05/23/25	$865	$842,216
3.63%, 09/09/27	50	49,786
4.13%, 01/20/26	1,160	1,165,498
4.25%, 03/01/28	345	353,877
4.63%, 11/03/25	235	238,518
PNC Bank NA 2.70%, 10/22/29	3,757	3,236,994
2.95%, 02/23/25 (Call 01/23/25)	2,436	2,337,269
3.10%, 10/25/27 (Call 09/25/27)	3,688	3,458,717
3.25%, 06/01/25 (Call 05/02/25)	3,387	3,253,146
3.25%, 01/22/28 (Call 12/23/27)	2,759	2,566,808
3.30%, 10/30/24 (Call 09/30/24)	1,976	1,902,038
3.88%, 04/10/25 (Call 03/10/25)	2,871	2,781,310
4.05%, 07/26/28	4,654	4,440,661
4.20%, 11/01/25 (Call 10/01/25)	2,038	1,974,944
2.50%, 08/27/24 (Call 07/27/24)	4,128	3,973,365
PNC Financial Services Group Inc. (The) 1.15%, 08/13/26 (Call 07/13/26)	2,766	2,453,995
2.20%, 11/01/24 (Call 10/02/24)	2,862	2,732,924
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)	3,198	2,627,093
2.55%, 01/22/30 (Call 10/24/29)	8,807	7,551,474
2.60%, 07/23/26 (Call 05/24/26)	2,971	2,780,024
3.15%, 05/19/27 (Call 04/19/27)	2,927	2,749,682
3.45%, 04/23/29 (Call 01/23/29)	6,040	5,587,302
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(a)	857	795,870
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(a)	4,755	4,705,072
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)(b)	9,000	8,861,580
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.630%)(a)	3,370	3,390,759
5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(a)	530	531,876
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(a)	3,610	3,810,896
Regions Bank/Birmingham AL, 6.45%, 06/26/37	2,025	2,043,549
Regions Financial Corp. 1.80%, 08/12/28 (Call 06/12/28)	2,760	2,293,836
2.25%, 05/18/25 (Call 04/18/25)	3,125	2,912,219
7.38%, 12/10/37	1,738	1,913,833
Royal Bank of Canada 0.65%, 07/29/24	5,329	5,045,764
0.75%, 10/07/24	5,862	5,509,108
0.88%, 01/20/26	3,649	3,307,928
1.15%, 06/10/25	4,451	4,131,240
1.15%, 07/14/26	4,867	4,380,251
1.20%, 04/27/26	5,995	5,426,015
1.40%, 11/02/26	4,953	4,430,558
1.60%, 01/21/25	1,325	1,254,033
2.05%, 01/21/27	1,205	1,096,598
2.25%, 11/01/24	7,535	7,226,592
2.30%, 11/03/31	5,930	4,905,711
2.55%, 07/16/24	5,241	5,088,906
3.38%, 04/14/25	1,630	1,584,947
3.63%, 05/04/27	3,204	3,086,381
3.88%, 05/04/32	2,140	1,998,011
3.97%, 07/26/24	3,475	3,429,477
4.24%, 08/03/27	5,984	5,858,695

Security	Par (000)	Value

Banks (continued)
4.65%, 01/27/26	$6,507	$6,445,639
4.88%, 01/12/26	4,870	4,887,873
4.90%, 01/12/28	3,600	3,622,644
4.95%, 04/25/25	2,270	2,271,589
5.00%, 02/01/33	4,035	4,047,831
5.00%, 05/02/33	3,270	3,268,921
5.66%, 10/25/24	2,615	2,637,201
6.00%, 11/01/27	2,415	2,538,576
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(a)	3,745	3,285,938
3.24%, 10/05/26 (Call 08/05/26)	3,989	3,663,418
3.45%, 06/02/25 (Call 05/02/25)	4,159	3,956,249
3.50%, 06/07/24 (Call 05/07/24)	4,782	4,647,817
4.26%, 06/09/25 (Call 06/09/24), (1-day SOFR + 1.380%)(a)	115	111,174
4.40%, 07/13/27 (Call 04/14/27)	4,378	4,169,651
4.50%, 07/17/25 (Call 04/17/25)	4,536	4,419,606
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(a)	2,240	2,216,166
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(a)	3,045	3,059,921
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(a)	4,297	3,864,464
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(a)	4,700	4,120,114
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(a)	2,648	2,355,740
2.90%, 03/15/32 (Call 03/15/31), (1-day SOFR + 1.475%)(a)	1,105	909,647
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(a)	5,191	4,778,679
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(a)	2,565	2,637,384
6.83%, 11/21/26 (Call 11/21/25), (1-day SOFR + 2.749%)(a)	2,050	2,086,408
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(a)	2,095	1,885,605
1.75%, 02/06/26 (Call 02/06/25), (1-day SOFR + 0.441%)(a)(b)	780	735,556
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(a)	2,240	2,039,923
2.20%, 03/03/31	1,625	1,334,531
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(a)	3,284	3,149,520
2.40%, 01/24/30	3,913	3,407,988
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(a)	3,000	2,541,720
2.65%, 05/19/26	3,441	3,255,874
2.90%, 03/30/26 (Call 10/30/25), (1-day SOFR + 2.600%)(a)	2,569	2,470,761
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(a)	1,585	1,388,983
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(a)	2,031	1,825,808
3.30%, 12/16/24	3,707	3,604,020
3.55%, 08/18/25	4,222	4,101,884

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.14%, 12/03/29 (Call 12/03/28), (3-mo. LIBOR US + 1.030%)(a)	$1,143	$1,104,424
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(a)	1,950	1,847,157
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(a)	845	819,616
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(a)(b)	1,795	1,789,256
4.86%, 01/26/26 (Call 01/26/25), (1-day SOFR + 0.604%)(a)	225	224,701
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(a)	1,765	1,801,183
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(a)	2,155	2,253,311
Sumitomo Mitsui Banking Corp. 3.40%, 07/11/24	2,115	2,072,933
3.65%, 07/23/25	3,800	3,674,448
Sumitomo Mitsui Financial Group Inc. 0.95%, 01/12/26	1,445	1,296,425
1.40%, 09/17/26	6,565	5,828,079
1.47%, 07/08/25	1,489	1,374,005
1.71%, 01/12/31	3,245	2,558,001
1.90%, 09/17/28	6,055	5,169,275
2.13%, 07/08/30	4,120	3,400,524
2.14%, 09/23/30	2,596	2,104,318
2.17%, 01/14/27	931	842,620
2.22%, 09/17/31	2,720	2,207,525
2.30%, 01/12/41	840	562,733
2.35%, 01/15/25	2,249	2,138,012
2.45%, 09/27/24	2,951	2,833,845
2.47%, 01/14/29	1,555	1,356,287
2.63%, 07/14/26	8,688	8,121,977
2.70%, 07/16/24	8,630	8,358,673
2.72%, 09/27/29	1,396	1,216,139
2.75%, 01/15/30	5,295	4,608,344
2.93%, 09/17/41	3,635	2,604,950
3.01%, 10/19/26	5,473	5,132,853
3.04%, 07/16/29	8,220	7,342,268
3.05%, 01/14/42	2,185	1,612,749
3.20%, 09/17/29	1,626	1,438,246
3.35%, 10/18/27	3,719	3,479,013
3.36%, 07/12/27	2,606	2,469,367
3.45%, 01/11/27	3,112	2,953,568
3.54%, 01/17/28	4,416	4,149,097
3.78%, 03/09/26	6,654	6,460,701
3.94%, 07/19/28	3,694	3,507,194
4.31%, 10/16/28	3,577	3,458,172
5.46%, 01/13/26	4,450	4,496,636
5.52%, 01/13/28	5,910	6,044,512
5.71%, 01/13/30	4,280	4,431,683
5.77%, 01/13/33	4,605	4,832,901
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	2,700	2,576,934
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	3,527	3,354,248
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	760	714,370
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)	300	288,213
Toronto-Dominion Bank (The) 0.70%, 09/10/24	4,625	4,354,206
0.75%, 09/11/25	1,445	1,311,034
0.75%, 01/06/26	7,310	6,578,634

Security	Par (000)	Value

Banks (continued)
1.15%, 06/12/25	$2,430	$2,245,660
1.20%, 06/03/26	5,610	5,008,552
1.25%, 12/13/24	2,823	2,656,782
1.25%, 09/10/26	6,893	6,138,216
1.45%, 01/10/25	3,835	3,615,945
1.95%, 01/12/27	3,955	3,575,636
2.00%, 09/10/31	4,863	3,936,939
2.45%, 01/12/32	3,640	3,033,248
2.65%, 06/12/24	4,580	4,452,630
2.80%, 03/10/27	5,320	4,944,408
3.20%, 03/10/32	4,660	4,134,026
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(a)	6,202	5,857,045
3.77%, 06/06/25	4,685	4,576,074
4.11%, 06/08/27	4,265	4,147,030
4.29%, 09/13/24	4,266	4,213,699
4.46%, 06/08/32	2,230	2,151,995
4.69%, 09/15/27	5,040	5,007,341
5.10%, 01/09/26	645	650,108
5.16%, 01/10/28	4,030	4,072,033
Truist Bank 1.50%, 03/10/25 (Call 02/10/25)	2,148	1,996,953
2.15%, 12/06/24 (Call 11/06/24)	5,696	5,392,688
2.25%, 03/11/30 (Call 12/11/29)	4,740	3,888,743
2.64%, 09/17/29 (Call 09/17/24), (5-year CMT + 1.150%)(a)	3,355	3,142,796
3.30%, 05/15/26 (Call 04/15/26)	4,734	4,398,927
3.63%, 09/16/25 (Call 08/16/25)	5,049	4,790,996
3.80%, 10/30/26 (Call 09/30/26)	2,181	2,033,630
4.05%, 11/03/25 (Call 09/03/25)	2,695	2,615,686
Truist Financial Corp. 1.13%, 08/03/27 (Call 06/03/27)	4,247	3,618,189
1.20%, 08/05/25 (Call 07/03/25)	2,704	2,461,424
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(a)	2,180	1,933,398
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(a)	4,055	3,431,422
1.95%, 06/05/30 (Call 03/05/30)	1,275	1,027,153
2.50%, 08/01/24 (Call 07/01/24)	4,643	4,463,873
2.85%, 10/26/24 (Call 09/26/24)	4,699	4,521,378
3.70%, 06/05/25 (Call 05/05/25)	3,814	3,674,102
3.88%, 03/19/29 (Call 02/19/29)	2,631	2,373,820
4.00%, 05/01/25 (Call 03/01/25)	3,102	3,012,600
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)	3,085	2,944,417
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(a)	3,866	3,749,247
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(a)	2,905	2,842,107
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(a)	4,840	4,517,027
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(a)	2,095	2,031,040
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(a)	4,025	4,050,679
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(a)	4,533	4,713,912

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(a)	$4,410	$4,288,063
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(a)	4,230	4,047,433
U.S. Bancorp. 1.38%, 07/22/30 (Call 04/22/30)	2,536	1,986,550
1.45%, 05/12/25 (Call 04/12/25)	5,356	4,966,726
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(a)	3,755	3,381,828
2.40%, 07/30/24 (Call 06/30/24)	5,525	5,334,387
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(a)	5,130	3,955,127
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(a)	3,893	3,180,698
3.00%, 07/30/29 (Call 04/30/29)	2,753	2,420,851
3.10%, 04/27/26 (Call 03/27/26)	3,783	3,539,450
3.60%, 09/11/24 (Call 08/11/24)	4,105	3,998,065
3.90%, 04/26/28 (Call 03/26/28)	4,434	4,267,104
3.95%, 11/17/25 (Call 10/17/25)	2,651	2,570,860
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(a)	6,020	5,842,831
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(a)	6,325	5,935,253
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(a)	5,185	5,215,384
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(a)	4,545	4,679,077
Series V, 2.38%, 07/22/26 (Call 06/22/26)	4,917	4,567,205
Series X, 3.15%, 04/27/27 (Call 03/27/27)	4,672	4,397,473
U.S. Bank NA/Cincinnati OH 2.05%, 01/21/25 (Call 12/20/24)	3,388	3,210,808
2.80%, 01/27/25 (Call 12/27/24)	3,927	3,766,386
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.360%)(a)	525	437,882
Wachovia Corp. 5.50%, 08/01/35	7,241	7,256,061
7.57%, 08/01/26(e)	355	377,340
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(b)	1,615	1,481,746
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (1-day SOFR + 0.510%)(a)	3,902	3,713,611
2.16%, 02/11/26 (Call 02/11/25), (3-mo. LIBOR US + 0.750%)(a)	11,578	10,956,377
2.19%, 04/30/26 (Call 04/29/25), (1-day SOFR + 2.000%)(a)	8,296	7,815,910
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(a)	8,986	8,097,015
2.41%, 10/30/25 (Call 10/30/24), (1-day SOFR + 1.087%)(a)	10,680	10,219,799
2.57%, 02/11/31 (Call 02/11/30), (1-day SOFR + 1.262%)(a)	11,038	9,435,834
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(a)	12,376	10,828,134
3.00%, 02/19/25	8,877	8,588,054
3.00%, 04/22/26	13,710	13,067,549
3.00%, 10/23/26	14,983	14,116,983
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(a)	13,690	10,278,178

Security	Par (000)	Value

Banks (continued)
3.20%, 06/17/27 (Call 06/17/26), (3-mo. LIBOR US + 1.170%)(a)	$9,848	$9,292,474
3.30%, 09/09/24	9,219	9,025,862
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(a)	9,105	7,949,849
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(a)	10,880	10,289,978
3.55%, 09/29/25	10,315	10,027,211
3.58%, 05/22/28 (Call 05/22/27), (3-mo. LIBOR US + 1.310%)(a)	13,329	12,593,772
3.90%, 05/01/45	7,441	6,102,439
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(a)	9,030	8,806,237
4.10%, 06/03/26	9,142	8,907,599
4.15%, 01/24/29 (Call 10/24/28)	6,572	6,325,090
4.30%, 07/22/27	6,641	6,491,644
4.40%, 06/14/46	7,627	6,391,426
4.48%, 04/04/31 (Call 04/04/30), (1-day SOFR + 4.032%)(a)	7,132	6,873,108
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(a)	3,990	3,944,793
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(a)	11,440	10,251,270
4.65%, 11/04/44	7,623	6,682,474
4.75%, 12/07/46	7,675	6,705,571
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(a)	7,840	7,774,536
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(a)	13,600	13,310,456
4.90%, 11/17/45	7,633	6,861,380
5.01%, 04/04/51 (Call 04/04/50), (1-day SOFR + 4.502%)(a)	19,831	18,777,974
5.38%, 02/07/35	1,130	1,139,345
5.38%, 11/02/43	6,683	6,418,754
5.39%, 04/24/34 (Call 04/24/33)	6,740	6,850,401
5.61%, 01/15/44	9,238	9,074,118
5.95%, 12/01/86	1,980	1,996,988
Series B, 7.95%, 11/15/29	479	530,483
Wells Fargo Bank NA 5.85%, 02/01/37	2,509	2,614,353
5.95%, 08/26/36	2,352	2,439,988
6.60%, 01/15/38	3,501	3,922,870
Westpac Banking Corp. 1.02%, 11/18/24	3,515	3,321,851
1.15%, 06/03/26	8,730	7,873,412
1.95%, 11/20/28	5,005	4,390,386
2.15%, 06/03/31	5,410	4,607,535
2.35%, 02/19/25	4,432	4,250,776
2.65%, 01/16/30	3,539	3,182,269
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(a)	3,429	2,690,908
2.70%, 08/19/26	4,121	3,892,408
2.85%, 05/13/26	7,625	7,256,865
2.89%, 02/04/30 (Call 02/04/25), (5-year CMT + 1.350%)(a)	6,028	5,663,788
2.96%, 11/16/40	2,346	1,605,743
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(a)	4,490	3,524,470
3.13%, 11/18/41	4,519	3,157,154
3.35%, 03/08/27	4,185	4,018,395

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.40%, 01/25/28	$4,545	$4,341,838
3.74%, 08/26/25	75	73,496
4.04%, 08/26/27	1,536	1,517,676
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(a)	4,673	4,218,130
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(a)	5,708	5,411,983
4.42%, 07/24/39	4,067	3,457,845
5.35%, 10/18/24	1,455	1,467,251
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(a)	1,170	1,135,310
5.46%, 11/18/27	6,492	6,744,344
Wintrust Financial Corp., 4.85%, 06/06/29	787	730,745
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	1,881	1,393,840

		4,942,080,235

Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	19,253	19,342,719
4.90%, 02/01/46 (Call 08/01/45)	31,491	31,194,670
Anheuser-Busch InBev Finance Inc. 4.00%, 01/17/43(b)	125	111,666
4.63%, 02/01/44	4,728	4,498,266
4.70%, 02/01/36 (Call 08/01/35)	3,031	3,022,483
4.90%, 02/01/46 (Call 08/01/45)	5,169	5,085,366
Anheuser-Busch InBev Worldwide Inc. 3.50%, 06/01/30 (Call 03/01/30)	2,776	2,642,419
3.65%, 02/01/26 (Call 11/01/25)	13,659	13,422,290
3.75%, 07/15/42	235	202,807
4.00%, 04/13/28 (Call 01/13/28)	10,239	10,145,723
4.35%, 06/01/40 (Call 12/01/39)	5,269	5,006,235
4.38%, 04/15/38 (Call 10/15/37)	3,838	3,707,278
4.44%, 10/06/48 (Call 04/06/48)	6,840	6,417,767
4.50%, 06/01/50 (Call 12/01/49)	680	642,280
4.60%, 04/15/48 (Call 10/15/47)	6,120	5,868,774
4.60%, 06/01/60 (Call 12/01/59)	620	578,956
4.75%, 01/23/29 (Call 10/23/28)	13,882	14,194,761
4.75%, 04/15/58 (Call 10/15/57)	1,185	1,130,810
4.90%, 01/23/31 (Call 10/23/30)(b)	2,939	3,063,731
4.95%, 01/15/42	5,210	5,223,963
5.45%, 01/23/39 (Call 07/23/38)	8,080	8,588,555
5.55%, 01/23/49 (Call 07/23/48)	13,920	15,032,626
5.80%, 01/23/59 (Call 07/23/58)	7,246	8,117,984
5.88%, 06/15/35	620	683,327
8.00%, 11/15/39	1,390	1,816,535
8.20%, 01/15/39	4,686	6,283,832
Brown-Forman Corp. 3.50%, 04/15/25 (Call 02/15/25)	550	539,402
4.00%, 04/15/38 (Call 10/15/37)	966	877,466
4.50%, 07/15/45 (Call 01/15/45)	1,490	1,395,087
4.75%, 04/15/33 (Call 01/15/33)	2,090	2,134,224
Coca-Cola Co. (The) 1.00%, 03/15/28	3,444	3,006,646
1.38%, 03/15/31	2,335	1,911,641
1.45%, 06/01/27	2,212	2,011,902
1.50%, 03/05/28	2,420	2,172,894
1.65%, 06/01/30	4,049	3,438,289
1.75%, 09/06/24	4,703	4,548,506
2.00%, 03/05/31	2,724	2,345,418
2.13%, 09/06/29	5,603	5,030,710

Security	Par (000)	Value

Beverages (continued)
2.25%, 01/05/32	$8,760	$7,654,576
2.50%, 06/01/40	3,068	2,363,863
2.50%, 03/15/51	4,750	3,339,725
2.60%, 06/01/50	5,929	4,260,698
2.75%, 06/01/60	4,101	2,960,020
2.88%, 05/05/41	5,570	4,485,632
2.90%, 05/25/27	3,328	3,189,422
3.00%, 03/05/51	3,135	2,448,780
3.38%, 03/25/27	2,712	2,667,605
3.45%, 03/25/30	6,193	5,950,172
4.20%, 03/25/50	2,421	2,329,099
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	3,192	3,146,993
Coca-Cola Femsa SAB de CV 1.85%, 09/01/32 (Call 06/01/32)	2,023	1,614,516
2.75%, 01/22/30 (Call 10/22/29)	2,438	2,197,686
5.25%, 11/26/43	2,427	2,507,358
Constellation Brands Inc. 2.25%, 08/01/31 (Call 05/01/31)	380	315,316
2.88%, 05/01/30 (Call 02/01/30)	3,070	2,717,932
3.15%, 08/01/29 (Call 05/01/29)	3,447	3,170,688
3.50%, 05/09/27 (Call 02/09/27)	2,100	2,031,603
3.60%, 05/09/24	1,775	1,745,606
3.60%, 02/15/28 (Call 11/15/27)	2,120	2,028,077
3.70%, 12/06/26 (Call 09/06/26)	3,275	3,182,219
3.75%, 05/01/50 (Call 11/01/49)	2,370	1,876,329
4.10%, 02/15/48 (Call 08/15/47)	2,226	1,835,382
4.35%, 05/09/27 (Call 04/09/27)	2,465	2,446,241
4.40%, 11/15/25 (Call 09/15/25)	2,164	2,143,853
4.50%, 05/09/47 (Call 11/09/46)	1,980	1,736,737
4.65%, 11/15/28 (Call 08/15/28)	2,617	2,624,040
4.75%, 11/15/24	3,233	3,223,463
4.75%, 12/01/25	1,887	1,892,491
4.75%, 05/09/32 (Call 02/09/32)	620	618,171
4.90%, 05/01/33 (Call 02/01/33)	2,580	2,589,211
5.00%, 02/02/26 (Call 02/02/24)	475	473,247
5.25%, 11/15/48 (Call 05/15/48)	1,915	1,858,967
Diageo Capital PLC 1.38%, 09/29/25 (Call 08/29/25)	3,001	2,783,037
2.00%, 04/29/30 (Call 01/29/30)	4,226	3,643,488
2.13%, 10/24/24 (Call 09/24/24)	3,725	3,586,542
2.13%, 04/29/32 (Call 01/29/32)	3,443	2,878,555
2.38%, 10/24/29 (Call 07/24/29)	2,075	1,841,894
3.88%, 05/18/28 (Call 02/18/28)	1,439	1,423,977
3.88%, 04/29/43 (Call 10/29/42)	2,262	1,979,205
5.20%, 10/24/25	3,410	3,462,957
5.30%, 10/24/27 (Call 09/24/27)	3,365	3,508,753
5.50%, 01/24/33 (Call 10/24/32)	2,380	2,593,653
5.88%, 09/30/36	2,530	2,814,397
Diageo Investment Corp. 4.25%, 05/11/42	722	685,842
7.45%, 04/15/35	1,980	2,470,882
Keurig Dr Pepper Inc. 2.25%, 03/15/31 (Call 12/15/30)	2,993	2,519,777
2.55%, 09/15/26 (Call 06/15/26)	2,163	2,018,339
3.20%, 05/01/30 (Call 02/01/30)	1,539	1,406,354
3.35%, 03/15/51 (Call 09/15/50)	3,070	2,224,184
3.40%, 11/15/25 (Call 08/15/25)	3,124	3,023,345
3.43%, 06/15/27 (Call 03/15/27)	2,818	2,710,042
3.80%, 05/01/50 (Call 11/01/49)	1,925	1,531,222

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.95%, 04/15/29 (Call 02/15/29)	$4,295	$4,142,141
4.05%, 04/15/32 (Call 01/15/32)	3,505	3,332,940
4.42%, 05/25/25 (Call 03/25/25)	1,210	1,201,591
4.42%, 12/15/46 (Call 06/15/46)	1,789	1,562,853
4.50%, 11/15/45 (Call 05/15/45)	3,085	2,771,687
4.50%, 04/15/52 (Call 10/15/51)	2,615	2,333,574
4.60%, 05/25/28 (Call 02/25/28)	1,335	1,340,447
5.09%, 05/25/48 (Call 11/25/47)	50	47,700
Molson Coors Beverage Co. 3.00%, 07/15/26 (Call 04/15/26)	5,596	5,316,032
4.20%, 07/15/46 (Call 01/15/46)	6,607	5,553,514
5.00%, 05/01/42	4,257	4,051,642
PepsiCo Inc. 1.40%, 02/25/31 (Call 11/25/30)	2,890	2,389,105
1.63%, 05/01/30 (Call 02/01/30)	4,358	3,706,218
1.95%, 10/21/31 (Call 07/21/31)	5,030	4,274,896
2.25%, 03/19/25 (Call 02/19/25)	7,251	6,986,411
2.38%, 10/06/26 (Call 07/06/26)	4,269	4,048,037
2.63%, 03/19/27 (Call 01/19/27)	2,458	2,326,644
2.63%, 07/29/29 (Call 04/29/29)	4,178	3,840,125
2.63%, 10/21/41 (Call 04/21/41)	5,420	4,199,037
2.75%, 04/30/25 (Call 01/30/25)	2,721	2,639,887
2.75%, 03/19/30 (Call 12/19/29)	6,078	5,571,946
2.75%, 10/21/51 (Call 04/21/51)	3,605	2,650,612
2.85%, 02/24/26 (Call 11/24/25)	3,310	3,207,291
2.88%, 10/15/49 (Call 04/15/49)	3,387	2,587,431
3.00%, 10/15/27 (Call 07/15/27)	5,356	5,150,865
3.38%, 07/29/49 (Call 01/29/49)	2,010	1,669,044
3.45%, 10/06/46 (Call 04/06/46)	3,564	3,039,450
3.50%, 07/17/25 (Call 04/17/25)	3,986	3,923,021
3.50%, 03/19/40 (Call 09/19/39)	300	258,942
3.60%, 02/18/28 (Call 01/18/28)	3,380	3,332,748
3.60%, 08/13/42	630	547,237
3.63%, 03/19/50 (Call 09/19/49)	3,769	3,271,831
3.88%, 03/19/60 (Call 09/19/59)	235	207,073
3.90%, 07/18/32 (Call 04/18/32)	5,045	4,966,550
4.00%, 03/05/42	775	722,323
4.00%, 05/02/47 (Call 11/02/46)	1,035	974,784
4.20%, 07/18/52 (Call 01/18/52)	2,505	2,376,944
4.25%, 10/22/44 (Call 04/22/44)	300	281,172
4.45%, 05/15/28 (Call 04/15/28)	2,465	2,525,294
4.45%, 02/15/33 (Call 11/15/32)	2,635	2,703,694
4.45%, 04/14/46 (Call 10/14/45)	1,200	1,191,672
4.55%, 02/13/26 (Call 01/13/26)	2,600	2,639,520
4.65%, 02/15/53 (Call 08/15/52)	2,665	2,733,384
4.88%, 11/01/40	700	740,285
7.00%, 03/01/29	2,435	2,847,684

		470,355,449

Biotechnology — 0.4%
Amgen Inc. 1.65%, 08/15/28 (Call 06/15/28)	7,598	6,621,353
1.90%, 02/21/25 (Call 01/21/25)	2,792	2,654,969
2.00%, 01/15/32 (Call 10/15/31)	5,925	4,802,923
2.20%, 02/21/27 (Call 12/21/26)	2,642	2,444,273
2.30%, 02/25/31 (Call 11/25/30)	6,686	5,663,309
2.45%, 02/21/30 (Call 11/21/29)	2,782	2,431,440
2.60%, 08/19/26 (Call 05/19/26)	5,970	5,619,203
2.77%, 09/01/53 (Call 03/01/53)	6,209	3,979,596
2.80%, 08/15/41 (Call 02/15/41)	6,140	4,475,200
3.00%, 02/22/29 (Call 12/22/28)	1,085	1,007,086

Security	Par (000)	Value

Biotechnology (continued)
3.00%, 01/15/52 (Call 07/15/51)	$6,592	$4,506,225
3.13%, 05/01/25 (Call 02/01/25)	4,777	4,641,620
3.15%, 02/21/40 (Call 08/21/39)	6,297	4,902,718
3.20%, 11/02/27 (Call 08/02/27)	3,037	2,893,714
3.35%, 02/22/32 (Call 11/22/31)	2,691	2,433,633
3.38%, 02/21/50 (Call 08/21/49)	7,430	5,485,792
3.63%, 05/22/24 (Call 02/22/24)	6,585	6,494,193
4.05%, 08/18/29 (Call 06/18/29)	6,175	5,989,565
4.20%, 03/01/33 (Call 12/01/32)	5,245	5,034,466
4.20%, 02/22/52 (Call 08/22/51)	3,129	2,644,318
4.40%, 05/01/45 (Call 11/01/44)	7,989	7,060,199
4.40%, 02/22/62 (Call 08/22/61)	2,936	2,460,485
4.56%, 06/15/48 (Call 12/15/47)	6,619	5,986,621
4.66%, 06/15/51 (Call 12/15/50)	10,650	9,674,034
4.88%, 03/01/53 (Call 09/01/52)	2,525	2,370,697
4.95%, 10/01/41	3,712	3,527,068
5.15%, 03/02/28 (Call 02/02/28)	12,675	12,976,665
5.15%, 11/15/41 (Call 05/15/41)	2,255	2,196,934
5.25%, 03/02/25	12,330	12,438,381
5.25%, 03/02/30 (Call 01/02/30)	12,900	13,253,331
5.25%, 03/02/33 (Call 12/02/32)	13,990	14,388,015
5.51%, 03/02/26 (Call 03/02/24)	290	291,154
5.60%, 03/02/43 (Call 09/02/42)	12,540	12,908,551
5.65%, 06/15/42 (Call 12/15/41)	470	484,373
5.65%, 03/02/53 (Call 09/02/52)	11,655	12,066,305
5.75%, 03/02/63 (Call 09/02/62)	8,055	8,332,253
6.38%, 06/01/37	460	513,503
6.40%, 02/01/39	1,615	1,761,157
Baxalta Inc. 4.00%, 06/23/25 (Call 03/23/25)	2,925	2,872,233
5.25%, 06/23/45 (Call 12/23/44)	1,728	1,711,688
Biogen Inc. 2.25%, 05/01/30 (Call 02/01/30)	7,025	5,958,183
3.15%, 05/01/50 (Call 11/01/49)	7,581	5,279,484
3.25%, 02/15/51 (Call 08/15/50)	4,616	3,271,544
4.05%, 09/15/25 (Call 06/15/25)	6,154	6,034,428
5.20%, 09/15/45 (Call 03/15/45)	672	678,196
Bio-Rad Laboratories Inc. 3.30%, 03/15/27 (Call 02/15/27)	1,511	1,433,471
3.70%, 03/15/32 (Call 12/15/31)	2,545	2,293,096
Gilead Sciences Inc. 1.20%, 10/01/27 (Call 08/01/27)	4,302	3,771,907
1.65%, 10/01/30 (Call 07/01/30)	3,677	3,041,872
2.60%, 10/01/40 (Call 04/01/40)	4,111	3,025,901
2.80%, 10/01/50 (Call 04/01/50)	5,870	4,039,969
2.95%, 03/01/27 (Call 12/01/26)	4,705	4,503,061
3.50%, 02/01/25 (Call 11/01/24)	2,641	2,593,937
3.65%, 03/01/26 (Call 12/01/25)	7,908	7,736,396
4.00%, 09/01/36 (Call 03/01/36)	3,283	3,056,276
4.15%, 03/01/47 (Call 09/01/46)	7,365	6,497,918
4.50%, 02/01/45 (Call 08/01/44)	5,465	5,074,471
4.60%, 09/01/35 (Call 03/01/35)	4,148	4,131,574
4.75%, 03/01/46 (Call 09/01/45)	8,563	8,190,681
4.80%, 04/01/44 (Call 10/01/43)	3,581	3,473,176
5.65%, 12/01/41 (Call 06/01/41)	3,127	3,357,335
Illumina Inc. 2.55%, 03/23/31 (Call 12/23/30)	405	339,613
5.75%, 12/13/27 (Call 11/13/27)	3,815	3,920,714
5.80%, 12/12/25 (Call 11/12/25)	4,290	4,358,039

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Inc. 1.75%, 09/15/30 (Call 06/15/30)	$5,342	$4,362,598
2.80%, 09/15/50 (Call 03/15/50)	2,708	1,791,559
Royalty Pharma PLC 1.20%, 09/02/25 (Call 08/02/25)	2,116	1,929,348
1.75%, 09/02/27 (Call 07/02/27)	3,376	2,956,262
2.15%, 09/02/31 (Call 06/02/31)	2,374	1,891,746
2.20%, 09/02/30 (Call 06/02/30)	2,579	2,115,966
3.30%, 09/02/40 (Call 03/02/40)	2,852	2,070,267
3.35%, 09/02/51 (Call 03/02/51)	3,300	2,167,308
3.55%, 09/02/50 (Call 03/02/50)	4,547	3,124,335

		330,469,874

Building Materials — 0.1%
Carrier Global Corp. 2.24%, 02/15/25 (Call 01/15/25)	1,366	1,303,273
2.49%, 02/15/27 (Call 12/15/26)	1,293	1,195,391
2.70%, 02/15/31 (Call 11/15/30)	3,335	2,863,965
2.72%, 02/15/30 (Call 11/15/29)	6,758	5,916,426
3.38%, 04/05/40 (Call 10/05/39)	6,505	5,061,280
3.58%, 04/05/50 (Call 10/05/49)	6,636	4,959,547
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	1,800	1,465,056
Fortune Brands Home & Security Inc. 3.25%, 09/15/29 (Call 06/15/29)	3,092	2,762,486
4.00%, 06/15/25 (Call 03/15/25)	1,360	1,330,556
4.00%, 03/25/32 (Call 12/25/31)	1,855	1,678,923
4.50%, 03/25/52 (Call 09/25/51)	2,031	1,571,832
Johnson Controls International PLC 3.63%, 07/02/24 (Call 04/02/24)(e)	448	440,568
3.90%, 02/14/26 (Call 11/14/25)	2,151	2,102,602
4.50%, 02/15/47 (Call 08/15/46)	1,942	1,707,834
4.63%, 07/02/44 (Call 01/02/44)	2,370	2,159,260
4.95%, 07/02/64 (Call 01/02/64)(e)	1,775	1,600,819
5.13%, 09/14/45 (Call 03/14/45)	520	505,768
6.00%, 01/15/36	524	558,526
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 09/15/30 (Call 06/15/30)	2,605	2,159,545
2.00%, 09/16/31 (Call 06/16/31)	1,915	1,573,115
4.90%, 12/01/32 (Call 09/01/32)	1,760	1,797,277
Lafarge SA, 7.13%, 07/15/36	850	939,412
Lennox International Inc. 1.35%, 08/01/25 (Call 07/01/25)	1,700	1,561,348
1.70%, 08/01/27 (Call 06/01/27)	1,053	930,757
Martin Marietta Materials Inc. 2.40%, 07/15/31 (Call 04/15/31)	1,820	1,512,948
3.20%, 07/15/51 (Call 01/15/51)	2,305	1,634,199
3.45%, 06/01/27 (Call 03/01/27)	1,113	1,069,838
3.50%, 12/15/27 (Call 09/15/27)	3,604	3,484,023
4.25%, 07/02/24 (Call 04/02/24)	560	553,963
4.25%, 12/15/47 (Call 06/15/47)	3,075	2,610,706
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	2,816	2,414,438
Masco Corp. 1.50%, 02/15/28 (Call 12/15/27)	2,577	2,230,935
2.00%, 10/01/30 (Call 07/01/30)	1,819	1,461,730
2.00%, 02/15/31 (Call 11/15/30)	970	781,044
3.13%, 02/15/51 (Call 08/15/50)	1,281	840,541
3.50%, 11/15/27 (Call 08/15/27)	1,823	1,744,976
4.50%, 05/15/47 (Call 11/15/46)	1,780	1,475,531
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(b)	1,700	1,552,729

Security	Par (000)	Value

Building Materials (continued)
Owens Corning 3.40%, 08/15/26 (Call 05/15/26)	$3,453	$3,312,532
3.88%, 06/01/30 (Call 03/01/30)	2,110	1,978,209
3.95%, 08/15/29 (Call 05/15/29)	2,418	2,296,133
4.20%, 12/01/24 (Call 09/01/24)	2,281	2,250,617
4.30%, 07/15/47 (Call 01/15/47)	2,336	1,961,422
4.40%, 01/30/48 (Call 07/30/47)	1,729	1,446,568
7.00%, 12/01/36	1,310	1,476,501
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	545	565,388
Trane Technologies Global Holding Co. Ltd. 3.75%, 08/21/28 (Call 05/21/28)	2,353	2,287,657
4.30%, 02/21/48 (Call 08/21/47)	1,103	953,510
5.75%, 06/15/43	1,882	1,973,747
Trane Technologies Luxembourg Finance SA 3.50%, 03/21/26 (Call 01/21/26)	2,102	2,026,370
3.55%, 11/01/24 (Call 08/01/24)	3,175	3,098,197
3.80%, 03/21/29 (Call 12/21/28)	3,035	2,905,618
4.50%, 03/21/49 (Call 09/21/48)	1,395	1,252,222
4.65%, 11/01/44 (Call 05/01/44)	1,263	1,143,647
Vulcan Materials Co. 3.50%, 06/01/30 (Call 03/01/30)	3,705	3,398,263
3.90%, 04/01/27 (Call 01/01/27)	1,081	1,058,548
4.50%, 04/01/25 (Call 01/01/25)	1,582	1,573,378
4.50%, 06/15/47 (Call 12/15/46)	2,939	2,616,621
4.70%, 03/01/48 (Call 09/01/47)	1,593	1,455,237
5.80%, 03/01/26 (Call 03/01/24)	100	100,523

		112,644,075

Chemicals — 0.4%
Air Products and Chemicals Inc. 1.50%, 10/15/25 (Call 09/15/25)	3,675	3,426,937
1.85%, 05/15/27 (Call 03/15/27)	5,587	5,132,274
2.05%, 05/15/30 (Call 02/15/30)	3,352	2,924,855
2.70%, 05/15/40 (Call 11/15/39)	2,056	1,588,507
2.80%, 05/15/50 (Call 11/15/49)	3,942	2,875,610
3.35%, 07/31/24 (Call 04/30/24)	1,834	1,802,272
4.80%, 03/03/33 (Call 12/03/32)	2,875	2,993,536
Albemarle Corp. 4.65%, 06/01/27 (Call 05/01/27)	1,980	1,954,814
5.05%, 06/01/32 (Call 03/01/32)	700	674,891
5.45%, 12/01/44 (Call 06/01/44)	1,840	1,747,926
5.65%, 06/01/52 (Call 12/01/51)	120	112,228
Cabot Corp. 4.00%, 07/01/29 (Call 04/01/29)	500	470,045
5.00%, 06/30/32 (Call 03/30/32)	2,365	2,309,825
Celanese U.S. Holdings LLC 1.40%, 08/05/26 (Call 07/05/26)	2,025	1,778,902
3.50%, 05/08/24 (Call 04/08/24)	2,448	2,387,926
5.90%, 07/05/24	2,430	2,432,697
6.05%, 03/15/25	5,530	5,551,843
6.17%, 07/15/27 (Call 06/15/27)	7,350	7,433,422
6.33%, 07/15/29 (Call 05/15/29)	1,875	1,898,512
6.38%, 07/15/32 (Call 04/15/32)(b)	3,200	3,249,984
CF Industries Inc. 4.95%, 06/01/43	2,890	2,522,045
5.15%, 03/15/34	3,336	3,235,853
5.38%, 03/15/44	2,722	2,499,041
Dow Chemical Co. (The) 2.10%, 11/15/30 (Call 08/15/30)	826	695,277
3.60%, 11/15/50 (Call 05/15/50)	1,656	1,254,304

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.25%, 10/01/34 (Call 04/01/34)	$2,929	$2,743,126
4.38%, 11/15/42 (Call 05/15/42)	4,847	4,252,952
4.63%, 10/01/44 (Call 04/01/44)	2,485	2,214,334
4.80%, 11/30/28 (Call 08/30/28)	2,507	2,539,115
4.80%, 05/15/49 (Call 11/15/48)	2,805	2,493,028
5.25%, 11/15/41 (Call 05/15/41)	4,676	4,563,589
5.55%, 11/30/48 (Call 05/30/48)	3,053	3,017,829
6.30%, 03/15/33 (Call 12/15/32)	825	908,581
6.90%, 05/15/53 (Call 11/15/52)	1,320	1,526,870
7.38%, 11/01/29	3,029	3,462,935
9.40%, 05/15/39	1,812	2,450,458
DuPont de Nemours Inc. 4.49%, 11/15/25 (Call 09/25/25)	9,458	9,433,315
4.73%, 11/15/28 (Call 08/15/28)	8,442	8,527,011
5.32%, 11/15/38 (Call 05/15/38)	5,450	5,519,542
5.42%, 11/15/48 (Call 05/15/48)	6,794	6,807,452
Eastman Chemical Co. 3.80%, 03/15/25 (Call 12/15/24)	4,604	4,495,161
4.50%, 12/01/28 (Call 09/01/28)	758	746,630
4.65%, 10/15/44 (Call 04/15/44)	3,358	2,889,593
4.80%, 09/01/42 (Call 03/01/42)	1,877	1,669,573
5.75%, 03/08/33 (Call 12/08/32)	1,435	1,466,713
Ecolab Inc. 1.30%, 01/30/31 (Call 10/30/30)	4,035	3,233,488
1.65%, 02/01/27 (Call 01/01/27)	1,077	982,666
2.13%, 02/01/32 (Call 11/01/31)	2,850	2,398,674
2.13%, 08/15/50 (Call 02/15/50)	1,068	643,299
2.70%, 11/01/26 (Call 08/01/26)	4,014	3,831,002
2.70%, 12/15/51 (Call 06/15/51)	2,155	1,449,927
2.75%, 08/18/55 (Call 02/18/55)	5,629	3,626,821
3.25%, 12/01/27 (Call 09/01/27)	1,615	1,563,417
3.95%, 12/01/47 (Call 06/01/47)	610	527,571
4.80%, 03/24/30 (Call 12/24/29)	2,493	2,552,059
5.25%, 01/15/28 (Call 12/15/27)	3,050	3,180,082
5.50%, 12/08/41	30	31,664
EI du Pont de Nemours and Co. 1.70%, 07/15/25 (Call 06/15/25)	5,540	5,222,115
2.30%, 07/15/30 (Call 04/15/30)	3,307	2,851,395
FMC Corp. 3.20%, 10/01/26 (Call 08/01/26)	1,988	1,885,419
3.45%, 10/01/29 (Call 07/01/29)	1,991	1,828,574
4.50%, 10/01/49 (Call 04/01/49)	2,185	1,808,240
Huntsman International LLC 2.95%, 06/15/31 (Call 03/15/31)	2,430	2,000,546
4.50%, 05/01/29 (Call 02/01/29)	3,325	3,127,661
International Flavors & Fragrances Inc. 4.38%, 06/01/47 (Call 12/01/46)	2,260	1,775,705
4.45%, 09/26/28 (Call 06/26/28)	1,405	1,351,807
5.00%, 09/26/48 (Call 03/26/48)	2,217	1,911,542
Linde Inc., 4.80%, 12/05/24	110	110,238
Linde Inc./CT 1.10%, 08/10/30 (Call 05/10/30)	4,672	3,754,513
2.00%, 08/10/50 (Call 02/10/50)	1,845	1,088,901
2.65%, 02/05/25 (Call 11/05/24)	4,825	4,660,757
3.20%, 01/30/26 (Call 10/30/25)	3,814	3,703,852
3.55%, 11/07/42 (Call 05/07/42)	1,917	1,596,669
4.70%, 12/05/25 (Call 11/05/25)	4,530	4,569,230
Lubrizol Corp. (The), 6.50%, 10/01/34	212	253,957
LYB International Finance BV 4.88%, 03/15/44 (Call 09/15/43)	3,810	3,376,270

Security	Par (000)	Value

Chemicals (continued)
5.25%, 07/15/43	$529	$485,352
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	225	216,034
LYB International Finance III LLC 1.25%, 10/01/25 (Call 09/01/25)	2,617	2,386,442
2.25%, 10/01/30 (Call 07/01/30)	1,711	1,415,288
3.38%, 10/01/40 (Call 04/01/40)	3,353	2,477,800
3.63%, 04/01/51 (Call 04/01/50)	4,396	3,107,708
3.80%, 10/01/60 (Call 04/01/60)	3,461	2,372,723
4.20%, 10/15/49 (Call 04/15/49)	3,213	2,486,444
4.20%, 05/01/50 (Call 11/01/49)	4,382	3,386,366
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	3,702	3,021,832
Mosaic Co. (The) 4.05%, 11/15/27 (Call 08/15/27)	1,160	1,124,655
4.88%, 11/15/41 (Call 05/15/41)	1,090	970,896
5.45%, 11/15/33 (Call 05/15/33)	1,517	1,525,692
5.63%, 11/15/43 (Call 05/15/43)	923	896,436
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	1,751	1,463,153
Nutrien Ltd. 2.95%, 05/13/30 (Call 02/13/30)	1,109	987,820
3.00%, 04/01/25 (Call 01/01/25)	2,340	2,249,208
3.95%, 05/13/50 (Call 11/13/49)	1,385	1,100,715
4.00%, 12/15/26 (Call 09/15/26)	2,524	2,465,872
4.13%, 03/15/35 (Call 09/15/34)	2,000	1,825,460
4.20%, 04/01/29 (Call 01/01/29)	2,770	2,696,484
4.90%, 03/27/28 (Call 02/27/28)	1,180	1,184,803
4.90%, 06/01/43 (Call 12/01/42)	2,419	2,241,445
5.00%, 04/01/49 (Call 10/01/48)	2,559	2,378,590
5.25%, 01/15/45 (Call 07/15/44)	1,712	1,647,697
5.63%, 12/01/40	951	948,575
5.80%, 03/27/53 (Call 09/27/52)	1,230	1,274,686
5.88%, 12/01/36	2,029	2,138,809
5.90%, 11/07/24	1,852	1,875,483
5.95%, 11/07/25	2,470	2,545,335
6.13%, 01/15/41 (Call 07/15/40)	135	141,612
PPG Industries Inc. 1.20%, 03/15/26 (Call 02/15/26)	4,525	4,099,831
2.40%, 08/15/24 (Call 07/15/24)	1,452	1,400,861
2.55%, 06/15/30 (Call 03/15/30)	1,117	969,210
2.80%, 08/15/29 (Call 05/15/29)	1,765	1,578,034
3.75%, 03/15/28 (Call 12/15/27)	4,511	4,360,874
Rohm & Haas Co., 7.85%, 07/15/29	2,314	2,647,355
RPM International Inc. 2.95%, 01/15/32 (Call 10/15/31)	1,775	1,444,992
3.75%, 03/15/27 (Call 12/15/26)	2,930	2,801,402
4.25%, 01/15/48 (Call 07/15/47)	1,046	814,886
4.55%, 03/01/29 (Call 12/01/28)	1,729	1,666,549
5.25%, 06/01/45 (Call 12/01/44)	1,400	1,277,556
Sherwin-Williams Co. (The) 2.20%, 03/15/32 (Call 12/15/31)	2,287	1,870,880
2.30%, 05/15/30 (Call 02/15/30)	2,388	2,037,465
2.90%, 03/15/52 (Call 09/15/51)	2,005	1,308,263
2.95%, 08/15/29 (Call 05/15/29)	2,987	2,702,070
3.13%, 06/01/24 (Call 04/01/24)	2,122	2,078,923
3.30%, 05/15/50 (Call 11/15/49)	1,975	1,408,432
3.45%, 08/01/25 (Call 05/01/25)	2,360	2,291,466
3.45%, 06/01/27 (Call 03/01/27)	5,790	5,555,794
3.80%, 08/15/49 (Call 02/15/49)	2,185	1,713,433
3.95%, 01/15/26 (Call 10/15/25)	2,291	2,248,204

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.00%, 12/15/42 (Call 06/15/42)	$1,090	$900,296
4.05%, 08/08/24	15	14,813
4.25%, 08/08/25	2,275	2,252,136
4.50%, 06/01/47 (Call 12/01/46)	4,543	4,031,004
4.55%, 08/01/45 (Call 02/01/45)	807	707,376
Westlake Corp. 0.88%, 08/15/24 (Call 05/09/23)	1,745	1,652,096
2.88%, 08/15/41 (Call 02/15/41)	908	616,532
3.13%, 08/15/51 (Call 02/15/51)	3,160	2,020,314
3.38%, 06/15/30 (Call 03/15/30)	1,535	1,360,655
3.38%, 08/15/61 (Call 02/15/61)	2,435	1,515,179
3.60%, 08/15/26 (Call 05/15/26)	4,159	3,991,559
4.38%, 11/15/47 (Call 05/15/47)	930	746,520
5.00%, 08/15/46 (Call 02/15/46)	3,300	2,898,753

		329,602,522

Coal — 0.0%
Teck Resources Ltd. 3.90%, 07/15/30 (Call 04/15/30)	265	247,221
5.20%, 03/01/42 (Call 09/01/41)	1,178	1,093,431
5.40%, 02/01/43 (Call 08/01/42)	473	448,617
6.00%, 08/15/40 (Call 02/15/40)	2,130	2,159,927
6.13%, 10/01/35	1,794	1,873,151
6.25%, 07/15/41 (Call 01/15/41)	1,716	1,790,560

		7,612,907

Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	1,790	1,472,919
Automatic Data Processing Inc. 1.25%, 09/01/30 (Call 06/01/30)	6,017	4,963,062
1.70%, 05/15/28 (Call 03/15/28)	3,475	3,110,820
3.38%, 09/15/25 (Call 06/15/25)	5,136	5,041,138
Block Financial LLC 2.50%, 07/15/28 (Call 05/15/28)	2,923	2,524,917
3.88%, 08/15/30 (Call 05/15/30)	1,778	1,568,783
5.25%, 10/01/25 (Call 07/01/25)	1,034	1,027,310
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	1,850	1,410,089
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	2,355	1,578,863
California Institute of Technology 3.65%, 09/01/2119 (Call 03/01/19)	654	465,171
4.32%, 08/01/45	772	719,303
4.70%, 11/01/2111	1,594	1,437,995
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/21)	1,103	1,104,875
Cintas Corp. No. 2 3.45%, 05/01/25 (Call 04/01/25)	1,755	1,714,196
3.70%, 04/01/27 (Call 01/01/27)	5,447	5,338,387
4.00%, 05/01/32 (Call 02/01/32)	2,200	2,138,510
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/21)	510	365,650
Duke University
Series 2020, 2.68%, 10/01/44	931	712,020
Series 2020, 2.76%, 10/01/50(b)	1,268	920,403
Series 2020, 2.83%, 10/01/55	2,335	1,701,351
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	318	273,137
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	1,868	1,391,212

Security	Par (000)	Value

Commercial Services (continued)
Equifax Inc. 2.35%, 09/15/31 (Call 06/15/31)	$3,080	$2,486,515
2.60%, 12/01/24 (Call 11/01/24)	4,104	3,937,378
2.60%, 12/15/25 (Call 11/15/25)	1,567	1,477,493
3.10%, 05/15/30 (Call 02/15/30)	2,771	2,429,419
5.10%, 12/15/27 (Call 11/15/27)	2,070	2,096,993
Ford Foundation (The) Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(b)	955	636,909
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	2,602	1,611,939
George Washington University (The) 4.87%, 09/15/45	1,505	1,473,591
Series 2014, 4.30%, 09/15/44	800	726,424
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	3,036	2,680,393
Georgetown University (The) Series 20A, 2.94%, 04/01/50	1,199	831,459
Series A, 5.22%, 10/01/2118 (Call 04/01/18)	846	798,954
Series B, 4.32%, 04/01/49 (Call 10/01/48)	1,263	1,123,653
Global Payments Inc. 1.20%, 03/01/26 (Call 02/01/26)	2,637	2,366,206
1.50%, 11/15/24 (Call 10/15/24)	944	890,787
2.15%, 01/15/27 (Call 12/15/26)	4,027	3,613,387
2.65%, 02/15/25 (Call 01/15/24)	2,503	2,391,591
2.90%, 05/15/30 (Call 02/15/30)	3,374	2,890,067
2.90%, 11/15/31 (Call 08/15/31)	3,014	2,494,296
3.20%, 08/15/29 (Call 05/15/29)	5,377	4,759,774
4.15%, 08/15/49 (Call 02/15/49)	2,114	1,583,090
4.45%, 06/01/28 (Call 03/01/28)	2,005	1,925,422
4.80%, 04/01/26 (Call 01/01/26)	4,462	4,412,472
4.95%, 08/15/27 (Call 07/15/27)	1,274	1,266,496
5.30%, 08/15/29 (Call 06/15/29)	1,920	1,909,286
5.40%, 08/15/32 (Call 05/15/32)	1,690	1,670,937
5.95%, 08/15/52 (Call 02/15/52)	2,595	2,516,475
GXO Logistics Inc. 1.65%, 07/15/26 (Call 06/15/26)	3,490	3,035,881
2.65%, 07/15/31 (Call 04/15/31)	2,942	2,313,471
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	863	702,094
Johns Hopkins University 4.71%, 07/01/32 (Call 04/01/32)	1,120	1,146,958
Series 2013, 4.08%, 07/01/53	1,878	1,697,092
Series A, 2.81%, 01/01/60 (Call 07/01/59)	1,000	681,390
Leland Stanford Junior University (The) 1.29%, 06/01/27 (Call 04/01/27)	1,280	1,147,853
2.41%, 06/01/50 (Call 12/01/49)	1,725	1,171,379
3.65%, 05/01/48 (Call 11/01/47)	2,686	2,352,882
Massachusetts Institute of Technology 3.07%, 04/01/52 (Call 10/01/51)	1,013	792,510
3.89%, 07/01/2116	473	365,856
3.96%, 07/01/38	629	591,952
4.68%, 07/01/2114	2,428	2,293,635
5.60%, 07/01/2111	2,890	3,289,109
Series F, 2.99%, 07/01/50 (Call 01/01/50)	2,486	1,937,514
Series G, 2.29%, 07/01/51 (Call 01/01/51)(b)	1,344	888,008
Moody’s Corp. 2.00%, 08/19/31 (Call 05/19/31)	2,782	2,280,238
2.75%, 08/19/41 (Call 02/19/41)	2,765	2,009,464
3.10%, 11/29/61 (Call 05/29/61)	2,305	1,537,527
3.25%, 01/15/28 (Call 10/15/27)	2,414	2,294,917
3.25%, 05/20/50 (Call 11/20/49)	1,568	1,139,779
3.75%, 03/24/25 (Call 02/24/25)	795	777,494
3.75%, 02/25/52 (Call 08/25/51)	1,205	966,675

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.25%, 02/01/29 (Call 11/01/28)	$2,661	$2,608,605
4.25%, 08/08/32 (Call 05/08/32)	2,100	2,038,869
4.88%, 12/17/48 (Call 06/17/48)	2,440	2,295,015
5.25%, 07/15/44	1,201	1,193,109
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	1,536	1,094,508
Northwestern University 4.64%, 12/01/44	975	966,420
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	1,304	1,070,141
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	1,934	1,357,687
PayPal Holdings Inc. 1.65%, 06/01/25 (Call 05/01/25)	4,979	4,691,662
2.30%, 06/01/30 (Call 03/01/30)	4,574	3,942,697
2.40%, 10/01/24 (Call 09/01/24)	5,160	4,994,570
2.65%, 10/01/26 (Call 08/01/26)	5,071	4,803,505
2.85%, 10/01/29 (Call 07/01/29)	6,089	5,526,864
3.25%, 06/01/50 (Call 12/01/49)	4,857	3,507,385
3.90%, 06/01/27 (Call 05/01/27)	120	118,519
4.40%, 06/01/32 (Call 03/01/32)	3,780	3,709,163
5.05%, 06/01/52 (Call 12/01/51)	3,010	2,895,439
5.25%, 06/01/62 (Call 12/01/61)	2,510	2,414,068
President and Fellows of Harvard College 2.52%, 10/15/50 (Call 04/15/50)	2,114	1,472,760
3.15%, 07/15/46 (Call 01/15/46)	1,245	1,008,363
3.30%, 07/15/56 (Call 01/15/56)	1,846	1,444,513
3.75%, 11/15/52 (Call 05/15/52)	160	143,214
4.88%, 10/15/40(b)	745	777,601
Quanta Services Inc. 0.95%, 10/01/24 (Call 05/30/23)	2,695	2,538,259
2.35%, 01/15/32 (Call 10/15/31)	1,751	1,412,759
2.90%, 10/01/30 (Call 07/01/30)	3,411	2,958,019
3.05%, 10/01/41 (Call 04/01/41)	1,885	1,328,586
RELX Capital Inc. 3.00%, 05/22/30 (Call 02/22/30)	1,429	1,284,700
4.00%, 03/18/29 (Call 12/18/28)	5,702	5,583,455
4.75%, 05/20/32 (Call 02/20/32)	450	451,400
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	3,099	2,082,683
S&P Global Inc. 1.25%, 08/15/30 (Call 05/15/30)	4,223	3,408,975
2.30%, 08/15/60 (Call 02/15/60)	3,000	1,763,760
2.45%, 03/01/27 (Call 02/01/27)	1,640	1,540,747
2.50%, 12/01/29 (Call 09/01/29)	3,582	3,187,407
2.70%, 03/01/29 (Call 01/01/29)	3,645	3,328,104
2.90%, 03/01/32 (Call 12/01/31)	2,496	2,216,173
2.95%, 01/22/27 (Call 10/22/26)	3,285	3,152,582
3.25%, 12/01/49 (Call 06/01/49)	4,273	3,238,806
3.70%, 03/01/52 (Call 09/01/51)	1,445	1,208,627
3.90%, 03/01/62 (Call 09/01/61)	724	602,983
4.25%, 05/01/29 (Call 02/01/29)	3,850	3,808,035
4.75%, 08/01/28 (Call 05/01/28)	4,455	4,542,674
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	1,491	1,147,846
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	1,859	1,469,986
Trustees of Boston College, 3.13%, 07/01/52	1,518	1,151,934
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	1,847	1,677,335
Trustees of Princeton University (The) 4.20%, 03/01/52 (Call 09/01/51)	1,050	1,014,762

Security	Par (000)	Value

Commercial Services (continued)
5.70%, 03/01/39	$2,370	$2,679,024
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(b)	1,947	1,376,393
Trustees of the University of Pennsylvania (The) 3.61%, 02/15/2119 (Call 08/15/18)	2,083	1,521,611
4.67%, 09/01/2112	70	64,519
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	1,183	774,321
University of Chicago (The) 3.00%, 10/01/52 (Call 04/01/52)	750	555,068
4.00%, 10/01/53 (Call 04/01/53)	2,024	1,799,417
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	1,137	907,906
Series C, 2.55%, 04/01/50 (Call 10/01/49)(b)	1,666	1,173,597
University of Miami, 4.06%, 04/01/52	488	422,710
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	1,955	1,624,155
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	1,924	1,613,255
University of Southern California 2.81%, 10/01/50 (Call 04/01/50)	1,170	829,413
3.03%, 10/01/39	2,529	2,120,212
5.25%, 10/01/2111	748	784,472
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	1,908	1,704,092
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	1,415	1,055,519
Series A, 3.23%, 10/01/2120 (Call 04/01/20)	1,334	849,851
Verisk Analytics Inc. 3.63%, 05/15/50 (Call 11/15/49)	2,036	1,502,853
4.00%, 06/15/25 (Call 03/15/25)	948	927,533
4.13%, 03/15/29 (Call 12/15/28)	2,298	2,222,901
5.50%, 06/15/45 (Call 12/15/44)	1,485	1,453,770
5.75%, 04/01/33 (Call 01/01/33)	2,370	2,495,894
Washington University (The) 3.52%, 04/15/54 (Call 10/15/53)	2,751	2,283,935
4.35%, 04/15/2122 (Call 10/15/21)	1,029	876,873
William Marsh Rice University 3.57%, 05/15/45	875	758,538
3.77%, 05/15/55	1,465	1,285,669
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	2,817	2,631,472
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	984	828,272
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	1,073	728,031

		283,421,745

Computers — 0.6%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	1,771	1,506,413
Apple Inc. 0.55%, 08/20/25 (Call 07/20/25)	5,318	4,906,227
0.70%, 02/08/26 (Call 01/08/26)	6,440	5,879,913
1.13%, 05/11/25 (Call 04/11/25)	7,701	7,242,020
1.20%, 02/08/28 (Call 12/08/27)	5,672	5,016,941
1.25%, 08/20/30 (Call 05/20/30)	7,397	6,109,182
1.40%, 08/05/28 (Call 06/05/28)	7,350	6,464,399
1.65%, 05/11/30 (Call 02/11/30)	7,308	6,247,317
1.65%, 02/08/31 (Call 11/08/30)	4,920	4,144,706
1.70%, 08/05/31 (Call 05/05/31)	6,155	5,145,949
1.80%, 09/11/24 (Call 08/11/24)	3,297	3,186,221
2.05%, 09/11/26 (Call 07/11/26)	9,097	8,531,894
2.20%, 09/11/29 (Call 06/11/29)	4,245	3,817,571
2.38%, 02/08/41 (Call 08/08/40)	2,955	2,214,152
2.40%, 08/20/50 (Call 02/20/50)	2,791	1,894,726
2.45%, 08/04/26 (Call 05/04/26)	10,056	9,591,413
2.50%, 02/09/25	6,232	6,045,414
2.55%, 08/20/60 (Call 02/20/60)	10,977	7,266,774
2.65%, 05/11/50 (Call 11/11/49)	7,926	5,628,887

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.65%, 02/08/51 (Call 08/08/50)	$7,360	$5,165,027
2.70%, 08/05/51 (Call 02/05/51)	8,439	5,962,154
2.75%, 01/13/25 (Call 11/13/24)	2,583	2,520,982
2.80%, 02/08/61 (Call 02/08/60)	3,720	2,516,654
2.85%, 05/11/24 (Call 03/11/24)	7,177	7,047,599
2.85%, 08/05/61 (Call 02/05/61)	2,990	2,052,187
2.90%, 09/12/27 (Call 06/12/27)	7,316	7,027,018
2.95%, 09/11/49 (Call 03/11/49)	8,023	6,079,829
3.00%, 06/20/27 (Call 03/20/27)	5,625	5,437,575
3.00%, 11/13/27 (Call 08/13/27)	7,252	6,987,737
3.20%, 05/13/25	9,250	9,075,083
3.20%, 05/11/27 (Call 02/11/27)	6,872	6,700,475
3.25%, 02/23/26 (Call 11/23/25)	12,648	12,387,704
3.25%, 08/08/29 (Call 06/08/29)	8,420	8,069,223
3.35%, 02/09/27 (Call 11/09/26)	9,845	9,630,281
3.35%, 08/08/32 (Call 05/08/32)(b)	6,850	6,497,568
3.45%, 05/06/24	9,505	9,372,500
3.45%, 02/09/45	8,326	7,108,406
3.75%, 09/12/47 (Call 03/12/47)	4,929	4,299,764
3.75%, 11/13/47 (Call 05/13/47)	5,637	4,935,024
3.85%, 05/04/43	8,653	7,915,418
3.85%, 08/04/46 (Call 02/04/46)	7,159	6,402,795
3.95%, 08/08/52 (Call 02/08/52)	7,055	6,296,799
4.10%, 08/08/62 (Call 02/08/62)	4,745	4,224,948
4.25%, 02/09/47 (Call 08/09/46)	3,486	3,353,253
4.38%, 05/13/45	6,709	6,502,564
4.45%, 05/06/44	2,917	2,923,651
4.50%, 02/23/36 (Call 08/23/35)(b)	4,188	4,346,306
4.65%, 02/23/46 (Call 08/23/45)	12,474	12,552,212
CGI Inc. 1.45%, 09/14/26 (Call 08/14/26)	2,001	1,806,643
2.30%, 09/14/31 (Call 06/14/31)	2,648	2,118,744
Dell Inc. 6.50%, 04/15/38	1,805	1,853,175
7.10%, 04/15/28	1,980	2,134,222
Dell International LLC/EMC Corp. 3.38%, 12/15/41 (Call 06/15/41)(f)	4,180	2,955,051
3.45%, 12/15/51 (Call 06/15/51)(f)	4,975	3,266,585
4.00%, 07/15/24 (Call 06/15/24)	85	83,885
4.90%, 10/01/26 (Call 08/01/26)	7,454	7,469,430
5.25%, 02/01/28 (Call 01/01/28)	975	986,544
5.30%, 10/01/29 (Call 07/01/29)	6,150	6,216,789
5.75%, 02/01/33 (Call 11/01/32)(b)	1,580	1,600,698
5.85%, 07/15/25 (Call 06/15/25)	4,640	4,731,083
6.02%, 06/15/26 (Call 03/15/26)	9,279	9,548,555
6.10%, 07/15/27 (Call 05/15/27)	2,830	2,970,793
6.20%, 07/15/30 (Call 04/15/30)	2,428	2,562,924
8.10%, 07/15/36 (Call 01/15/36)	3,247	3,820,355
8.35%, 07/15/46 (Call 01/15/46)	3,360	4,153,733
DXC Technology Co. 1.80%, 09/15/26 (Call 08/15/26)	3,570	3,140,993
2.38%, 09/15/28 (Call 07/15/28)(b)	3,067	2,601,276
Fortinet Inc. 1.00%, 03/15/26 (Call 02/15/26)	3,235	2,936,636
2.20%, 03/15/31 (Call 12/15/30)	2,904	2,403,002
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	2,613	2,526,405
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	450	414,612

Security	Par (000)	Value

Computers (continued)
Hewlett Packard Enterprise Co. 1.75%, 04/01/26 (Call 03/01/26)	$1,021	$943,312
4.90%, 10/15/25 (Call 07/15/25)	8,221	8,187,129
6.10%, 04/01/26 (Call 04/01/24)	330	332,379
6.20%, 10/15/35 (Call 04/15/35)	3,000	3,230,940
6.35%, 10/15/45 (Call 04/15/45)	4,902	5,078,766
HP Inc. 1.45%, 06/17/26 (Call 05/17/26)(b)	3,890	3,516,677
2.20%, 06/17/25 (Call 05/17/25)	5,541	5,244,501
2.65%, 06/17/31 (Call 03/17/31)	4,700	3,827,868
3.00%, 06/17/27 (Call 04/17/27)	3,439	3,205,148
3.40%, 06/17/30 (Call 03/17/30)	3,763	3,337,292
4.00%, 04/15/29 (Call 02/15/29)	3,610	3,426,612
4.20%, 04/15/32 (Call 01/15/32)	3,625	3,250,574
4.75%, 01/15/28 (Call 12/15/27)	3,075	3,053,352
5.50%, 01/15/33 (Call 10/15/32)	4,845	4,806,628
6.00%, 09/15/41(b)	3,852	3,907,276
International Business Machines Corp. 1.70%, 05/15/27 (Call 03/15/27)	5,029	4,547,423
1.95%, 05/15/30 (Call 02/15/30)	5,570	4,684,147
2.20%, 02/09/27 (Call 01/09/27)	1,950	1,804,394
2.72%, 02/09/32 (Call 11/09/31)(b)	2,340	2,027,025
2.85%, 05/15/40 (Call 11/15/39)	3,688	2,726,797
2.95%, 05/15/50 (Call 11/15/49)	3,309	2,231,391
3.00%, 05/15/24	10,649	10,439,534
3.30%, 05/15/26	10,199	9,889,052
3.30%, 01/27/27	2,658	2,565,050
3.43%, 02/09/52 (Call 08/09/51)	2,270	1,660,914
3.45%, 02/19/26	5,586	5,439,368
3.50%, 05/15/29	9,510	8,921,046
4.00%, 07/27/25	365	360,981
4.00%, 06/20/42	4,811	4,125,481
4.15%, 07/27/27 (Call 06/27/27)	3,258	3,231,643
4.15%, 05/15/39	7,304	6,472,001
4.25%, 05/15/49	8,510	7,350,087
4.40%, 07/27/32 (Call 04/27/32)(b)	3,035	2,974,057
4.50%, 02/06/26	3,025	3,028,993
4.50%, 02/06/28 (Call 01/06/28)	2,600	2,604,706
4.70%, 02/19/46	2,904	2,654,895
4.75%, 02/06/33 (Call 11/06/32)	3,150	3,142,629
4.90%, 07/27/52 (Call 01/27/52)	1,595	1,490,910
5.10%, 02/06/53 (Call 08/06/52)	2,310	2,229,011
5.60%, 11/30/39	2,975	3,086,206
5.88%, 11/29/32	2,629	2,856,987
6.22%, 08/01/27	1,652	1,762,568
6.50%, 01/15/28	1,290	1,399,779
7.00%, 10/30/25	2,607	2,758,180
7.13%, 12/01/96(b)	1,550	2,025,137
Kyndryl Holdings Inc. 2.05%, 10/15/26 (Call 09/15/26)	3,090	2,705,697
2.70%, 10/15/28 (Call 08/15/28)	2,692	2,273,286
3.15%, 10/15/31 (Call 07/15/31)	2,880	2,214,979
4.10%, 10/15/41 (Call 04/15/41)	515	346,384
Leidos Inc. 2.30%, 02/15/31 (Call 11/15/30)	4,138	3,355,628
3.63%, 05/15/25 (Call 04/15/25)	1,721	1,673,414
4.38%, 05/15/30 (Call 02/15/30)	1,553	1,465,815
NetApp Inc. 1.88%, 06/22/25 (Call 05/22/25)	4,240	3,976,357
2.38%, 06/22/27 (Call 04/22/27)	1,890	1,746,114

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.70%, 06/22/30 (Call 03/22/30)	$1,639	$1,417,964
3.30%, 09/29/24 (Call 07/29/24)	1,712	1,667,197
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	1,511	1,273,758
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	1,339	1,058,680
3.10%, 02/01/32 (Call 11/01/31)	2,718	1,968,131
4.75%, 02/15/26 (Call 11/15/25)	8,705	8,277,236

		557,792,474

Cosmetics & Personal Care — 0.2%
Bestfoods, Series E, 7.25%, 12/15/26	1,402	1,530,227
Colgate-Palmolive Co.
3.10%, 08/15/25	950	927,304
3.10%, 08/15/27 (Call 07/15/27)	700	681,142
3.25%, 08/15/32 (Call 05/15/32)	1,495	1,404,194
3.70%, 08/01/47 (Call 02/01/47)	1,870	1,672,565
4.00%, 08/15/45	2,703	2,515,466
4.60%, 03/01/28 (Call 02/01/28)	709	731,553
4.60%, 03/01/33 (Call 12/01/32)	934	968,829
4.80%, 03/02/26	764	781,251
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	3,425	2,904,811
2.00%, 12/01/24 (Call 11/01/24)	2,261	2,168,028
2.38%, 12/01/29 (Call 09/01/29)	3,888	3,462,964
2.60%, 04/15/30 (Call 01/15/30)	1,259	1,131,715
3.13%, 12/01/49 (Call 06/01/49)	2,812	2,178,991
3.15%, 03/15/27 (Call 12/15/26)	2,242	2,180,233
4.15%, 03/15/47 (Call 09/15/46)	1,600	1,461,936
4.38%, 06/15/45 (Call 12/15/44)	542	508,911
6.00%, 05/15/37	1,917	2,186,511
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)	5,200	4,959,916
3.38%, 03/24/29 (Call 01/24/29)	4,935	4,585,602
3.63%, 03/24/32 (Call 12/24/31)	5,265	4,829,269
4.00%, 03/24/52 (Call 09/24/51)	3,960	3,333,845
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25	7,130	6,888,792
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	6,295	6,518,284
5.00%, 03/22/30 (Call 01/22/30)	3,660	3,795,859
5.05%, 03/22/28 (Call 02/22/28)(f)	3,570	3,697,056
5.05%, 03/22/53 (Call 09/22/52)	4,675	4,845,263
5.10%, 03/22/43 (Call 09/22/42)	2,935	3,043,301
5.20%, 03/22/63 (Call 09/22/62)(f)	2,005	2,086,323
5.35%, 03/22/26 (Call 02/22/26)(f)	325	333,700
5.50%, 03/22/25(f)	20	20,342
Procter & Gamble Co. (The)
0.55%, 10/29/25	5,526	5,062,258
1.00%, 04/23/26	855	785,796
1.20%, 10/29/30	6,680	5,495,235
1.90%, 02/01/27	670	624,936
1.95%, 04/23/31	1,307	1,136,188
2.30%, 02/01/32	1,615	1,435,396
2.45%, 11/03/26	3,280	3,118,001
2.70%, 02/02/26	2,744	2,657,564
2.80%, 03/25/27	3,272	3,141,938
2.85%, 08/11/27	4,251	4,077,814
3.00%, 03/25/30	7,245	6,820,371
3.50%, 10/25/47	995	859,521
3.55%, 03/25/40	1,305	1,170,011
3.60%, 03/25/50	1,012	887,736

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.95%, 01/26/28	$2,310	$2,319,841
4.05%, 01/26/33	730	736,081
4.10%, 01/26/26	3,150	3,160,111
5.55%, 03/05/37	525	601,051
5.80%, 08/15/34(b)	165	188,143
Unilever Capital Corp.
0.63%, 08/12/24 (Call 05/30/23)	1,175	1,113,348
1.38%, 09/14/30 (Call 06/14/30)	2,326	1,902,482
1.75%, 08/12/31 (Call 05/12/31)	3,580	2,953,536
2.00%, 07/28/26(b)	3,022	2,838,051
2.13%, 09/06/29 (Call 06/06/29)	1,864	1,645,148
2.60%, 05/05/24 (Call 03/05/24)	4,022	3,930,902
2.90%, 05/05/27 (Call 02/05/27)	4,855	4,646,478
3.10%, 07/30/25	1,460	1,419,383
3.38%, 03/22/25 (Call 01/22/25)	1,479	1,447,985
3.50%, 03/22/28 (Call 12/22/27)	3,819	3,743,613
5.90%, 11/15/32	3,825	4,310,048
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	1,880	1,317,974

		153,881,123

Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	2,090	1,997,977
3.75%, 05/15/46 (Call 11/15/45)	1,646	1,355,086
4.20%, 05/15/47 (Call 11/15/46)	1,845	1,642,530
4.60%, 06/15/45 (Call 12/15/44)	3,475	3,318,521

		8,314,114

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	9,676	9,052,382
1.75%, 01/30/26 (Call 12/30/25)	1,248	1,119,756
2.45%, 10/29/26 (Call 09/29/26)	8,873	7,958,282
2.88%, 08/14/24 (Call 07/14/24)	3,270	3,138,121
3.00%, 10/29/28 (Call 08/29/28)	12,980	11,282,605
3.30%, 01/30/32 (Call 10/30/31)	13,970	11,429,555
3.40%, 10/29/33 (Call 07/29/33)	6,187	4,975,957
3.50%, 01/15/25 (Call 11/15/24)	5,031	4,823,622
3.65%, 07/21/27 (Call 04/21/27)	3,935	3,647,902
3.85%, 10/29/41 (Call 04/29/41)	3,643	2,737,970
3.88%, 01/23/28 (Call 10/23/27)	3,532	3,279,780
4.45%, 10/01/25 (Call 08/01/25)	3,679	3,568,483
4.45%, 04/03/26 (Call 02/03/26)	5,503	5,321,621
4.63%, 10/15/27 (Call 08/15/27)	2,201	2,119,673
6.50%, 07/15/25 (Call 06/15/25)(b)	3,853	3,888,910
Series 3NC1, 1.75%, 10/29/24 (Call 05/29/23)	1,083	1,014,977
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	1,571	1,362,874
3.50%, 08/01/25	2,821	2,705,142
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	435	408,522
1.88%, 08/15/26 (Call 07/15/26)	1,945	1,731,964
2.10%, 09/01/28 (Call 07/01/28)	2,485	2,089,736
2.20%, 01/15/27 (Call 12/15/26)	460	412,063
2.30%, 02/01/25 (Call 01/01/25)	3,926	3,718,393
2.88%, 01/15/26 (Call 12/15/25)	1,861	1,738,137
2.88%, 01/15/32 (Call 10/15/31)	1,983	1,625,604
3.00%, 02/01/30 (Call 11/01/29)	2,866	2,455,388
3.13%, 12/01/30 (Call 09/01/30)	1,228	1,047,226
3.25%, 03/01/25 (Call 01/01/25)	3,558	3,413,438

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 10/01/29 (Call 07/01/29)	$2,322	$2,056,340
3.38%, 07/01/25 (Call 06/01/25)	2,467	2,363,559
3.63%, 04/01/27 (Call 01/01/27)	3,128	2,937,943
3.63%, 12/01/27 (Call 09/01/27)	2,899	2,672,965
3.75%, 06/01/26 (Call 04/01/26)	4,188	3,989,112
4.25%, 09/15/24 (Call 06/15/24)	3,822	3,753,586
4.63%, 10/01/28 (Call 07/01/28)	2,474	2,366,826
5.30%, 02/01/28 (Call 01/01/28)	1,985	1,965,527
5.85%, 12/15/27 (Call 11/15/27)	360	364,226
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	1,882	1,841,857
4.25%, 06/15/26 (Call 04/15/26)	3,237	3,075,409
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	2,985	2,430,477
3.88%, 05/21/24 (Call 04/21/24)	3,715	3,616,998
4.63%, 03/30/25	1,882	1,831,544
4.75%, 06/09/27 (Call 05/09/27)	2,280	2,159,821
5.13%, 09/30/24	3,105	3,046,129
5.80%, 05/01/25 (Call 04/01/25)	2,708	2,682,545
7.10%, 11/15/27 (Call 10/15/27)(b)	2,775	2,861,358
8.00%, 11/01/31	8,985	9,490,795
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	3,769	3,417,051
2.25%, 03/04/25 (Call 02/01/25)	2,300	2,189,922
2.50%, 07/30/24 (Call 06/29/24)	7,097	6,883,025
2.55%, 03/04/27 (Call 02/01/27)	4,020	3,724,289
3.00%, 10/30/24 (Call 09/29/24)	7,518	7,301,707
3.13%, 05/20/26 (Call 04/20/26)	7,460	7,172,342
3.30%, 05/03/27 (Call 04/02/27)	6,010	5,724,345
3.38%, 05/03/24	1,405	1,378,769
3.63%, 12/05/24 (Call 11/04/24)	3,492	3,416,119
3.95%, 08/01/25 (Call 07/01/25)	6,640	6,512,578
4.05%, 05/03/29 (Call 03/03/29)	2,920	2,862,301
4.05%, 12/03/42	5,340	4,843,914
4.20%, 11/06/25 (Call 10/06/25)	2,925	2,895,662
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(a)	4,751	4,566,044
4.90%, 02/13/26 (Call 01/13/26)	5,975	6,016,825
4.99%, 05/01/26 (Call 05/01/25)	4,270	4,267,096
4.99%, 05/26/33 (Call 05/26/32), (1-day SOFR + 2.255%)(a)	1,765	1,743,308
5.04%, 05/01/34 (Call 05/01/33)	6,270	6,288,810
5.85%, 11/05/27 (Call 10/05/27)	3,870	4,052,625
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	1,062	1,014,964
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	2,913	2,768,573
3.00%, 04/02/25 (Call 03/02/25)	1,652	1,592,611
3.70%, 10/15/24	2,909	2,852,507
4.50%, 05/13/32 (Call 02/13/32)	2,170	2,105,920
5.15%, 05/15/33 (Call 02/15/33)	2,060	2,077,325
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	2,005	1,764,360
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	3,235	3,113,396
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	2,985	2,431,611
2.72%, 04/15/31 (Call 01/15/31)	2,575	2,171,935
3.50%, 03/30/51 (Call 09/30/50)	2,392	1,611,849
3.63%, 02/15/52 (Call 08/15/51)	1,392	952,392
3.90%, 01/25/28 (Call 10/25/27)	4,291	4,052,377

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 06/02/26 (Call 03/02/26)	$2,121	$2,059,767
4.35%, 04/15/30 (Call 01/15/30)	3,139	2,978,220
4.70%, 09/20/47 (Call 03/20/47)	3,261	2,829,472
4.85%, 03/29/29 (Call 12/29/28)	4,057	3,987,950
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	2,268	1,535,141
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(a)	4,905	4,266,712
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(a)	3,489	2,528,513
2.62%, 11/02/32 (Call 11/02/31), (1-day SOFR + 1.265%)(a)	1,645	1,280,106
2.64%, 03/03/26 (Call 03/03/25), (1-day SOFR + 1.290%)(a)	4,985	4,686,199
3.20%, 02/05/25 (Call 01/05/25)	4,342	4,146,784
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(a)	3,440	2,993,454
3.30%, 10/30/24 (Call 09/30/24)	6,510	6,348,422
3.65%, 05/11/27 (Call 04/11/27)	3,837	3,578,962
3.75%, 07/28/26 (Call 06/28/26)	5,702	5,345,112
3.75%, 03/09/27 (Call 02/09/27)	5,259	4,924,475
3.80%, 01/31/28 (Call 12/31/27)	5,385	5,023,074
4.17%, 05/09/25 (Call 05/09/24), (1-day SOFR + 1.370%)(a)	2,165	2,109,165
4.20%, 10/29/25 (Call 09/29/25)	5,618	5,366,145
4.25%, 04/30/25 (Call 03/31/25)	3,624	3,511,112
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(a)	4,070	3,947,005
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(a)	3,135	3,066,124
5.25%, 07/26/30 (Call 07/26/29), (1-day SOFR + 2.600%)(a)	2,890	2,793,763
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)(b)	4,740	4,516,746
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(a)	3,075	3,024,447
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(a)	2,800	2,730,420
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	3,700	2,987,380
3.00%, 03/16/32 (Call 12/16/31)	2,440	2,147,444
3.65%, 01/12/27 (Call 10/12/26)	2,639	2,576,192
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	6,959	6,164,700
1.15%, 05/13/26 (Call 04/13/26)	5,663	5,011,302
1.65%, 03/11/31 (Call 12/11/30)	3,284	2,555,872
1.95%, 12/01/31 (Call 09/01/31)	3,555	2,781,361
2.00%, 03/20/28 (Call 01/20/28)	2,562	2,236,908
2.30%, 05/13/31 (Call 02/13/31)	2,990	2,444,265
2.45%, 03/03/27 (Call 02/03/27)	2,160	1,958,515
2.75%, 10/01/29 (Call 07/01/29)	2,154	1,872,860
2.90%, 03/03/32 (Call 12/03/31)	4,038	3,409,445
3.00%, 03/10/25 (Call 12/10/24)	245	233,759
3.20%, 03/02/27 (Call 12/02/26)	3,117	2,900,337
3.20%, 01/25/28 (Call 10/25/27)	3,908	3,619,277
3.25%, 05/22/29 (Call 02/22/29)	2,525	2,295,377
3.30%, 04/01/27 (Call 01/01/27)	4,240	3,957,404
3.45%, 02/13/26 (Call 11/13/25)	1,728	1,647,441
3.63%, 04/01/25 (Call 01/01/25)	1,764	1,707,217

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.85%, 05/21/25 (Call 03/21/25)	$3,796	$3,684,436
4.00%, 02/01/29 (Call 11/01/28)	2,628	2,518,807
4.20%, 03/24/25 (Call 02/22/25)	4,059	3,979,971
4.63%, 03/22/30 (Call 12/22/29)	2,238	2,199,260
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	3,323	2,468,856
4.10%, 06/15/51 (Call 12/15/50)	3,110	1,798,047
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 06/07/23)	1,390	1,317,984
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	2,726	2,385,932
3.00%, 03/15/25 (Call 12/15/24)	8,256	7,977,030
3.75%, 06/15/28 (Call 03/15/28)	5,043	4,951,117
4.15%, 06/15/48 (Call 12/15/47)	2,263	2,094,836
5.30%, 09/15/43 (Call 03/15/43)	2,949	3,121,605
Credit Suisse USA Inc., 7.13%, 07/15/32	2,256	2,523,923
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	2,057	1,966,451
3.95%, 11/06/24 (Call 08/06/24)	2,169	2,102,238
4.10%, 02/09/27 (Call 11/09/26)	3,645	3,461,000
4.50%, 01/30/26 (Call 11/30/25)(b)	2,326	2,251,382
6.70%, 11/29/32 (Call 08/29/32)	1,295	1,369,993
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,803	2,667,867
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	2,077	1,657,197
2.85%, 03/30/25	1,526	1,457,727
2.95%, 08/12/51 (Call 02/12/51)	1,415	923,457
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	4,948	3,937,470
2.10%, 06/15/30 (Call 03/15/30)	8,266	7,007,832
2.65%, 09/15/40 (Call 03/15/40)	3,043	2,230,123
3.00%, 06/15/50 (Call 12/15/49)	5,582	3,982,645
3.00%, 09/15/60 (Call 03/15/60)	2,936	1,953,321
3.10%, 09/15/27 (Call 06/15/27)	4,195	3,972,455
3.65%, 05/23/25	2,269	2,228,385
3.75%, 12/01/25 (Call 09/01/25)	7,006	6,871,345
3.75%, 09/21/28 (Call 06/21/28)	2,760	2,673,695
4.00%, 09/15/27 (Call 08/15/27)	3,195	3,164,520
4.25%, 09/21/48 (Call 03/21/48)	5,405	4,794,776
4.35%, 06/15/29 (Call 04/15/29)	5,542	5,495,059
4.60%, 03/15/33 (Call 12/15/32)	5,210	5,213,178
4.95%, 06/15/52 (Call 12/15/51)	3,685	3,657,915
5.20%, 06/15/62 (Call 01/15/62)	3,965	4,032,326
Invesco Finance PLC
3.75%, 01/15/26	1,628	1,580,007
5.38%, 11/30/43	1,094	1,096,637
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,764	1,734,859
Jefferies Financial Group Inc.
4.15%, 01/23/30	3,670	3,405,320
4.85%, 01/15/27	3,973	3,917,497
6.25%, 01/15/36	2,928	3,075,483
6.45%, 06/08/27	1,541	1,606,415
6.50%, 01/20/43	1,219	1,270,978
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	2,740	2,177,368
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)	2,630	2,117,518
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,271	1,197,879
3.75%, 02/13/25	3,302	3,201,817

Security	Par (000)	Value

Diversified Financial Services (continued)
4.38%, 03/11/29 (Call 12/11/28)	$3,182	$3,030,219
4.50%, 09/19/28 (Call 06/19/28)	1,193	1,151,424
Legg Mason Inc.
4.75%, 03/15/26	1,508	1,495,076
5.63%, 01/15/44	2,060	2,103,239
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	3,350	2,855,976
2.00%, 03/03/25 (Call 02/03/25)	4,013	3,841,484
2.00%, 11/18/31 (Call 08/18/31)	2,955	2,504,097
2.95%, 11/21/26 (Call 08/21/26)	2,826	2,716,549
2.95%, 06/01/29 (Call 03/01/29)	5,099	4,793,723
2.95%, 03/15/51 (Call 09/15/50)	3,885	2,925,366
3.30%, 03/26/27 (Call 01/26/27)	3,575	3,468,608
3.35%, 03/26/30 (Call 12/26/29)	5,710	5,438,318
3.50%, 02/26/28 (Call 11/26/27)	3,225	3,158,952
3.65%, 06/01/49 (Call 12/01/48)	3,276	2,821,029
3.80%, 11/21/46 (Call 05/21/46)	2,147	1,876,972
3.85%, 03/26/50 (Call 09/26/49)	3,249	2,872,376
3.95%, 02/26/48 (Call 08/26/47)	2,736	2,477,940
4.85%, 03/09/33 (Call 12/09/32)	2,010	2,099,787
4.88%, 03/09/28 (Call 02/09/28)	2,220	2,303,028
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	3,192	3,074,502
4.50%, 06/20/28 (Call 03/20/28)	1,487	1,481,587
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	4,710	3,756,602
2.50%, 12/21/40 (Call 06/21/40)	1,255	844,828
3.25%, 04/28/50 (Call 10/28/49)	4,058	2,830,333
3.85%, 06/30/26 (Call 03/30/26)	4,606	4,518,302
3.95%, 03/07/52 (Call 09/07/51)	675	532,737
Nomura Holdings Inc.
1.65%, 07/14/26	6,020	5,327,820
1.85%, 07/16/25	2,200	2,020,458
2.17%, 07/14/28	3,720	3,131,756
2.33%, 01/22/27	5,813	5,168,455
2.61%, 07/14/31	3,215	2,564,702
2.65%, 01/16/25	7,673	7,280,910
2.68%, 07/16/30	2,125	1,746,346
2.71%, 01/22/29	2,170	1,851,770
3.00%, 01/22/32	3,490	2,843,233
3.10%, 01/16/30	2,260	1,933,905
5.10%, 07/03/25	3,193	3,145,360
5.39%, 07/06/27	2,780	2,752,422
5.61%, 07/06/29	2,355	2,344,450
5.71%, 01/09/26	2,616	2,628,060
5.84%, 01/18/28	2,445	2,474,316
6.18%, 01/18/33	2,220	2,290,130
ORIX Corp.
2.25%, 03/09/31(b)	2,825	2,337,236
3.25%, 12/04/24	2,875	2,785,329
3.70%, 07/18/27	3,290	3,154,485
4.00%, 04/13/32	2,150	2,003,542
5.00%, 09/13/27	1,888	1,904,822
5.20%, 09/13/32(b)	2,305	2,371,983
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	2,126	2,058,882
4.88%, 03/15/27 (Call 09/15/26)	2,485	2,364,229
6.63%, 03/15/25 (Call 09/15/24)	2,285	2,277,208
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	2,685	2,004,621

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.65%, 04/01/30 (Call 01/01/30)	$1,892	$1,875,804
4.95%, 07/15/46	2,879	2,650,667
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	1,957	1,725,917
4.25%, 07/18/24	4,270	4,201,936
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	2,401	1,771,146
3.70%, 08/04/26 (Call 05/04/26)	4,037	3,603,224
3.95%, 12/01/27 (Call 09/01/27)	4,262	3,761,599
4.25%, 08/15/24 (Call 05/15/24)	4,845	4,626,103
4.50%, 07/23/25 (Call 04/24/25)	3,697	3,460,947
4.88%, 06/13/25 (Call 05/13/25)	1,705	1,609,384
5.15%, 03/19/29 (Call 12/19/28)	2,752	2,568,744
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(b)	2,669	2,352,003
1.10%, 02/15/31 (Call 11/15/30)	4,932	3,954,626
1.90%, 04/15/27 (Call 02/15/27)	5,191	4,809,046
2.00%, 08/15/50 (Call 02/15/50)	6,153	3,896,141
2.05%, 04/15/30 (Call 01/15/30)	6,822	5,970,137
2.70%, 04/15/40 (Call 10/15/39)	3,804	3,028,707
2.75%, 09/15/27 (Call 06/15/27)	2,689	2,566,919
3.15%, 12/14/25 (Call 09/14/25)	16,035	15,574,475
3.65%, 09/15/47 (Call 03/15/47)	2,909	2,550,728
4.15%, 12/14/35 (Call 06/14/35)	7,270	7,165,239
4.30%, 12/14/45 (Call 06/14/45)	12,389	12,036,037
Voya Financial Inc.
3.65%, 06/15/26	2,612	2,508,669
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(a)	1,383	1,163,684
4.80%, 06/15/46	1,459	1,232,067
5.70%, 07/15/43	1,718	1,692,367
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	2,037	1,830,632
2.75%, 03/15/31 (Call 12/15/30)	2,145	1,717,544
2.85%, 01/10/25 (Call 12/10/24)	2,979	2,853,256
6.20%, 11/17/36(b)	2,067	2,148,584

		814,547,753

Electric — 2.0%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	750	553,102
3.80%, 10/01/47 (Call 04/01/47)	1,631	1,256,180
3.95%, 06/01/28 (Call 03/01/28)	1,727	1,672,271
4.70%, 05/15/32 (Call 02/15/32)	1,415	1,391,214
5.25%, 05/15/52 (Call 11/15/51)	2,250	2,208,127
Series G, 4.15%, 05/01/49 (Call 11/01/48)	1,596	1,336,044
Series H, 3.45%, 01/15/50 (Call 07/15/49)	2,147	1,596,294
Series I, 2.10%, 07/01/30 (Call 04/01/30)	2,800	2,340,268
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,903	1,818,469
3.15%, 09/15/49 (Call 03/15/49)	499	365,727
3.75%, 12/01/47 (Call 06/01/47)	2,160	1,777,831
3.80%, 06/15/49 (Call 12/15/48)	1,837	1,522,487
4.00%, 12/01/46 (Call 06/01/46)	1,605	1,390,877
4.25%, 09/15/48 (Call 03/15/48)	1,617	1,429,784
4.50%, 06/15/52 (Call 12/15/51)	1,020	944,357
5.40%, 03/15/53 (Call 09/15/52)	1,425	1,501,294
Series M, 3.65%, 04/01/50 (Call 10/01/49)	1,455	1,164,946
Series N, 2.75%, 08/15/51 (Call 02/15/51)	1,504	1,009,004

Security	Par (000)	Value

Electric (continued)
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	$3,845	$3,477,072
2.45%, 01/15/31 (Call 10/15/30)	2,505	2,055,879
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	2,295	1,583,275
3.05%, 03/15/32 (Call 12/15/31)	355	316,795
3.13%, 07/15/51 (Call 01/15/51)	2,795	1,989,090
3.45%, 10/01/49 (Call 04/01/49)	2,663	2,008,035
3.75%, 09/01/27 (Call 08/01/27)	1,980	1,942,598
3.75%, 03/01/45 (Call 09/01/44)	3,238	2,630,843
3.85%, 12/01/42	1,437	1,209,580
3.94%, 09/01/32 (Call 03/01/32)	2,045	1,936,288
4.15%, 08/15/44 (Call 02/15/44)	1,515	1,311,960
4.30%, 01/02/46 (Call 07/02/45)	1,317	1,147,120
6.00%, 03/01/39	434	463,621
6.13%, 05/15/38	1,140	1,261,513
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	3,424	2,762,483
Series A, 4.30%, 07/15/48 (Call 01/15/48)	2,326	2,029,668
Series B, 3.70%, 12/01/47 (Call 06/01/47)	761	607,301
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	968	844,512
1.95%, 03/15/27 (Call 02/15/27)	2,025	1,831,005
2.50%, 09/15/24 (Call 08/15/24)	2,582	2,485,640
3.50%, 01/15/31 (Call 10/15/30)	3,435	3,127,739
3.65%, 02/15/26 (Call 11/15/25)	2,083	2,014,053
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	2,132	1,736,429
2.90%, 06/15/51 (Call 12/15/50)	1,494	1,040,287
3.25%, 03/01/25 (Call 12/01/24)	455	445,113
3.25%, 03/15/50 (Call 09/15/49)	1,107	834,501
3.70%, 12/01/47 (Call 06/01/47)	2,676	2,240,240
3.80%, 05/15/28 (Call 02/15/28)	2,087	2,044,467
3.85%, 09/01/32 (Call 06/01/32)	1,875	1,783,069
4.15%, 03/15/46 (Call 09/15/45)	1,606	1,394,490
4.50%, 03/15/49 (Call 09/15/48)	2,389	2,220,289
5.90%, 12/01/52 (Call 06/01/52)	1,350	1,525,446
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	886	750,796
3.20%, 11/13/27 (Call 08/13/27)	2,378	2,248,137
3.25%, 03/01/50 (Call 09/01/49)	810	570,159
3.88%, 02/15/62 (Call 11/15/26), (5-year CMT + 2.675%)(a)	2,730	2,205,676
5.63%, 03/01/33 (Call 12/01/32)	1,521	1,594,130
5.75%, 11/01/27 (Call 10/01/27)	2,675	2,786,547
5.95%, 11/01/32 (Call 08/01/32)	940	1,004,578
Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,935	2,890,300
Series N, 1.00%, 11/01/25 (Call 10/01/25)	547	498,776
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	986	954,645
4.40%, 05/15/44 (Call 11/15/43)	1,154	999,906
4.45%, 06/01/45 (Call 12/01/44)	1,348	1,162,920
4.50%, 08/01/32 (Call 05/01/32)	1,940	1,878,366
7.00%, 04/01/38	2,030	2,380,236
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	232	197,970
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,924	1,833,091
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	1,820	1,584,365
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	1,650	1,274,790
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	2,205	1,769,005
2.60%, 08/15/29 (Call 05/15/29)	2,215	1,945,302

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.65%, 09/15/50 (Call 03/15/50)(b)	$916	$573,352
2.95%, 09/15/27 (Call 06/15/27)	934	869,685
3.15%, 05/15/25 (Call 02/15/25)(b)	1,816	1,750,188
3.35%, 05/15/50 (Call 11/15/49)	1,902	1,339,788
3.50%, 12/01/49 (Call 06/01/49)	1,318	954,324
3.75%, 05/15/46 (Call 11/15/45)	1,336	1,019,956
4.20%, 08/15/48 (Call 02/15/48)	1,243	1,004,332
4.25%, 03/01/49 (Call 09/01/48)	1,215	987,856
4.35%, 11/15/45 (Call 05/15/45)	1,582	1,311,747
4.50%, 04/01/42 (Call 10/01/41)	1,640	1,424,570
5.05%, 09/01/41 (Call 03/01/41)	1,225	1,147,764
6.35%, 12/15/32 (Call 09/15/32)	1,900	2,079,284
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	1,229	1,044,011
4.00%, 10/15/28 (Call 07/15/28)	1,412	1,379,905
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,785	2,694,209
3.20%, 04/15/25 (Call 03/15/25)	3,620	3,478,530
3.80%, 06/01/29 (Call 03/01/29)	3,919	3,695,617
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	205	170,552
4.35%, 06/01/48 (Call 12/01/47)	2,395	2,142,735
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	2,430	2,067,031
2.40%, 08/15/26 (Call 05/15/26)	563	529,327
2.90%, 06/15/50 (Call 12/15/49)	1,705	1,182,094
3.20%, 09/15/49 (Call 03/15/49)	1,900	1,412,365
3.50%, 08/15/46 (Call 02/15/46)	2,330	1,820,476
3.75%, 08/15/47 (Call 02/15/47)	1,429	1,157,476
4.25%, 09/15/48 (Call 03/15/48)	744	649,095
4.55%, 06/01/52 (Call 12/01/51)	1,942	1,795,612
6.35%, 10/01/36	920	1,038,422
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	2,866	2,325,100
2.85%, 05/15/51 (Call 11/15/50)	5,610	3,875,893
3.25%, 04/15/28 (Call 01/15/28)	3,237	3,090,299
3.50%, 02/01/25 (Call 11/01/24)	2,237	2,187,160
3.70%, 07/15/30 (Call 04/15/30)	5,505	5,277,478
3.80%, 07/15/48 (Call 01/15/48)	1,906	1,557,583
4.05%, 04/15/25 (Call 03/15/25)	3,309	3,274,553
4.25%, 10/15/50 (Call 04/15/50)	3,087	2,698,100
4.45%, 01/15/49 (Call 07/15/48)	3,771	3,423,050
4.50%, 02/01/45 (Call 08/01/44)	2,349	2,150,298
4.60%, 05/01/53 (Call 11/01/52)	3,820	3,557,757
5.15%, 11/15/43 (Call 05/15/43)	2,773	2,777,603
5.95%, 05/15/37	2,143	2,343,756
6.13%, 04/01/36	3,873	4,335,862
Black Hills Corp.
1.04%, 08/23/24 (Call 05/15/23)	55	51,955
2.50%, 06/15/30 (Call 03/15/30)	1,367	1,150,440
3.05%, 10/15/29 (Call 07/15/29)	1,962	1,730,052
3.15%, 01/15/27 (Call 07/15/26)	1,434	1,350,971
3.88%, 10/15/49 (Call 04/15/49)	1,684	1,283,477
3.95%, 01/15/26 (Call 07/15/25)	2,284	2,214,155
4.20%, 09/15/46 (Call 03/15/46)	895	720,081
4.35%, 05/01/33 (Call 02/01/33)	330	305,583
5.95%, 03/15/28 (Call 02/15/28)	2,065	2,139,154
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	1,735	1,425,528
3.60%, 03/01/52 (Call 09/01/51)	260	208,408

Security	Par (000)	Value

Electric (continued)
3.95%, 03/01/48 (Call 09/01/47)	$2,438	$2,067,400
4.50%, 04/01/44 (Call 10/01/43)	2,703	2,503,086
4.95%, 04/01/33 (Call 01/01/33)	625	641,600
5.30%, 04/01/53 (Call 10/01/52)	270	282,995
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	805	765,917
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	1,787	1,606,531
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	2,350	1,648,337
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	1,065	917,327
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	510	391,619
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	355	317,917
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	1,875	1,859,962
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	800	788,232
Series K2, 6.95%, 03/15/33	275	323,406
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,838	1,720,791
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	2,293	2,083,993
2.50%, 09/01/24 (Call 08/01/24)	2,121	2,040,826
2.65%, 06/01/31 (Call 03/01/31)	1,335	1,140,157
2.95%, 03/01/30 (Call 12/01/29)	2,698	2,392,155
3.70%, 09/01/49 (Call 03/01/49)	2,255	1,735,132
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	4,144	3,970,408
4.97%, 05/01/46 (Call 11/01/45)	1,519	1,338,345
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	2,055	2,066,467
5.95%, 12/15/36	979	1,010,612
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	689	657,106
3.45%, 08/15/27 (Call 05/15/27)	2,663	2,553,444
3.75%, 12/01/50 (Call 12/01/30), (5-year CMT + 2.900%)(a)	785	592,871
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(a)	1,851	1,623,383
4.88%, 03/01/44 (Call 09/01/43)	1,290	1,196,565
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	2,065	1,785,213
2.55%, 06/15/26 (Call 03/15/26)	1,280	1,213,440
3.00%, 03/01/50 (Call 09/01/49)	1,030	739,159
3.15%, 03/15/32 (Call 12/15/31)	555	501,492
3.65%, 06/15/46 (Call 12/15/45)	3,024	2,443,906
3.70%, 08/15/28 (Call 05/15/28)	3,285	3,181,260
3.70%, 03/01/45 (Call 09/01/44)	1,745	1,422,105
3.80%, 10/01/42 (Call 04/01/42)	894	759,846
4.00%, 03/01/48 (Call 09/01/47)	2,895	2,484,518
4.00%, 03/01/49 (Call 09/01/48)	1,916	1,625,649
4.35%, 11/15/45 (Call 05/15/45)	2,191	1,969,183
4.60%, 08/15/43 (Call 02/15/43)	1,130	1,065,466
4.70%, 01/15/44 (Call 07/15/43)	1,235	1,181,759
4.90%, 02/01/33 (Call 11/01/32)	815	838,684
5.30%, 02/01/53 (Call 08/01/52)	1,030	1,075,474
5.90%, 03/15/36	1,184	1,284,462
6.45%, 01/15/38	1,931	2,244,382
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,237	2,111,169
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	2,835	2,344,772
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	1,718	1,274,876
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	2,940	2,133,323
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	1,045	701,508
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	995	824,945
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	3,121	2,712,149

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.30%, 04/15/44 (Call 10/15/43)	$2,200	$1,964,512
5.25%, 01/15/53 (Call 07/15/52)	2,070	2,172,320
Series A, 0.75%, 12/01/25 (Call 11/01/25)	575	521,945
Series A, 2.05%, 07/01/31 (Call 04/01/31)	2,340	1,963,237
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,558	2,454,938
Series A, 4.15%, 06/01/45 (Call 12/01/44)	365	317,641
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(b)	3,650	3,121,005
3.20%, 12/01/51 (Call 06/01/51)	190	138,102
3.60%, 06/15/61 (Call 12/15/60)	3,228	2,455,798
3.70%, 11/15/59 (Call 05/15/59)	2,788	2,107,059
3.80%, 05/15/28 (Call 02/15/28)	2,431	2,362,689
3.85%, 06/15/46 (Call 12/15/45)	2,599	2,111,376
3.95%, 03/01/43 (Call 09/01/42)	1,406	1,201,300
4.45%, 03/15/44 (Call 09/15/43)	1,978	1,800,633
4.50%, 12/01/45 (Call 06/01/45)	1,467	1,328,442
4.50%, 05/15/58 (Call 11/15/57)	3,084	2,690,327
4.63%, 12/01/54 (Call 06/01/54)	2,197	1,980,376
5.20%, 03/01/33 (Call 12/01/32)	1,890	1,974,294
5.70%, 06/15/40	1,812	1,871,742
6.15%, 11/15/52 (Call 05/15/52)	3,040	3,430,306
Series 05-A, 5.30%, 03/01/35	1,080	1,106,644
Series 06-A, 5.85%, 03/15/36	1,643	1,740,561
Series 06-B, 6.20%, 06/15/36	782	876,215
Series 07-A, 6.30%, 08/15/37	853	952,315
Series 08-B, 6.75%, 04/01/38	1,933	2,251,114
Series 09-C, 5.50%, 12/01/39	2,466	2,499,316
Series 12-A, 4.20%, 03/15/42	913	804,956
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	2,057	1,677,319
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	2,399	2,227,591
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	4,274	3,576,526
Series A, 4.13%, 05/15/49 (Call 11/15/48)(b)	2,567	2,181,129
Series B, 3.13%, 11/15/27 (Call 08/15/27)	783	739,489
Series C, 3.00%, 12/01/60 (Call 06/01/60)	1,718	1,138,879
Series C, 4.00%, 11/15/57 (Call 05/15/57)	1,365	1,104,640
Series C, 4.30%, 12/01/56 (Call 06/01/56)	2,314	1,948,943
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,737	1,711,327
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,889	2,642,222
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	3,407	3,274,229
5.60%, 03/01/28 (Call 02/01/28)	1,810	1,872,807
5.60%, 06/15/42 (Call 12/15/41)	2,798	2,772,622
5.80%, 03/01/33 (Call 12/01/32)	1,995	2,082,880
6.25%, 10/01/39	1,047	1,109,757
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,980	1,170,517
2.65%, 08/15/52 (Call 02/15/52)	500	338,610
3.10%, 08/15/50 (Call 02/15/50)	2,282	1,657,782
3.25%, 08/15/46 (Call 02/15/46)	1,713	1,307,927
3.50%, 08/01/51 (Call 02/01/51)	2,286	1,792,224
3.60%, 08/15/32 (Call 02/15/32)	965	898,926
3.75%, 02/15/50 (Call 08/15/49)	1,276	1,049,906
3.80%, 11/15/28 (Call 08/15/28)	676	655,875
3.95%, 05/15/43 (Call 11/15/42)	966	833,156
3.95%, 07/15/47 (Call 01/15/47)	1,373	1,172,597
4.05%, 05/15/48 (Call 11/15/47)	2,167	1,878,247
4.20%, 09/01/52 (Call 03/01/52)	1,895	1,674,839
4.35%, 04/15/49 (Call 10/15/48)	2,136	1,949,420
4.63%, 05/15/33 (Call 11/15/32)	1,750	1,760,395
4.65%, 03/01/28 (Call 01/01/28)	2,765	2,805,756

Security	Par (000)	Value

Electric (continued)
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	$1,940	$1,523,075
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	1,604	1,369,704
Dominion Energy Inc.
3.07%, 08/15/24(e)	3,543	3,444,363
3.90%, 10/01/25 (Call 07/01/25)	1,978	1,938,578
4.25%, 06/01/28 (Call 03/01/28)	3,157	3,089,882
4.35%, 08/15/32 (Call 05/15/32)	1,165	1,122,233
4.70%, 12/01/44 (Call 06/01/44)	2,165	1,932,371
4.85%, 08/15/52 (Call 02/15/52)	1,345	1,227,124
5.38%, 11/15/32 (Call 08/15/32)	1,585	1,626,781
5.75%, 10/01/54 (Call 10/01/24), (3-mo. LIBOR US + 3.057%)(a)	1,534	1,461,304
7.00%, 06/15/38	1,565	1,802,113
Series A, 1.45%, 04/15/26 (Call 03/15/26)	2,990	2,722,873
Series A, 3.30%, 03/15/25 (Call 02/15/25)	1,175	1,135,814
Series A, 4.60%, 03/15/49 (Call 09/15/48)	1,110	982,672
Series B, 3.30%, 04/15/41 (Call 10/15/40)	1,895	1,463,262
Series B, 3.60%, 03/15/27 (Call 01/15/27)	1,275	1,224,727
Series B, 5.95%, 06/15/35	2,272	2,435,970
Series C, 2.25%, 08/15/31 (Call 05/15/31)	1,708	1,418,238
Series C, 3.38%, 04/01/30 (Call 01/01/30)	5,404	4,928,448
Series C, 4.05%, 09/15/42 (Call 03/15/42)	1,530	1,245,558
Series C, 4.90%, 08/01/41 (Call 02/01/41)	1,920	1,770,182
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,633	1,537,633
Series E, 6.30%, 03/15/33	1,050	1,157,026
Series F, 5.25%, 08/01/33	1,940	1,962,582
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	1,580	1,466,461
5.10%, 06/01/65 (Call 12/01/64)	2,385	2,417,317
5.30%, 05/15/33	615	643,554
5.45%, 02/01/41 (Call 08/01/40)	1,325	1,361,027
6.05%, 01/15/38	1,775	1,958,535
6.63%, 02/01/32	355	400,334
Series A, 2.30%, 12/01/31 (Call 09/01/31)	2,130	1,778,763
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	2,332	2,032,361
2.95%, 03/01/50 (Call 09/01/49)	1,290	915,049
3.38%, 03/01/25 (Call 12/01/24)	1,232	1,203,023
3.70%, 03/15/45 (Call 09/15/44)	2,505	2,063,669
3.70%, 06/01/46 (Call 12/01/45)	1,480	1,190,808
3.75%, 08/15/47 (Call 02/15/47)	1,927	1,572,817
3.95%, 03/01/49 (Call 09/01/48)	2,339	1,997,108
4.30%, 07/01/44 (Call 01/01/44)	1,456	1,303,921
5.20%, 04/01/33 (Call 01/01/33)	1,840	1,920,482
5.40%, 04/01/53 (Call 10/01/52)	1,925	2,038,941
Series A, 1.90%, 04/01/28 (Call 02/01/28)	2,645	2,362,011
Series A, 3.00%, 03/01/32 (Call 12/01/31)	2,790	2,472,275
Series A, 4.00%, 04/01/43 (Call 10/01/42)	277	240,389
Series A, 4.05%, 05/15/48 (Call 11/15/47)	1,741	1,496,128
Series B, 3.25%, 04/01/51 (Call 10/01/50)	1,846	1,379,774
Series B, 3.65%, 03/01/52 (Call 09/01/51)	1,005	809,246
Series C, 2.63%, 03/01/31 (Call 12/01/30)	2,182	1,904,231
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	4,120	3,872,347
2.95%, 03/01/30 (Call 12/01/29)	1,458	1,289,616
4.22%, 11/01/24(e)	3,935	3,887,819
Series C, 2.53%, 10/01/24(e)	1,544	1,486,455
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,125	1,962,480

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series F, 1.05%, 06/01/25 (Call 05/01/25)	$3,530	$3,262,002
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	1,829	1,621,646
2.45%, 02/01/30 (Call 11/01/29)(b)	2,170	1,911,314
2.55%, 04/15/31 (Call 01/15/31)	2,728	2,383,781
2.85%, 03/15/32 (Call 12/15/31)	2,810	2,463,611
2.95%, 12/01/26 (Call 09/01/26)	4,040	3,844,141
3.20%, 08/15/49 (Call 02/15/49)	1,495	1,110,606
3.45%, 04/15/51 (Call 10/15/50)	2,220	1,704,294
3.55%, 03/15/52 (Call 09/15/51)	1,675	1,325,243
3.70%, 12/01/47 (Call 06/01/47)	3,047	2,463,926
3.75%, 06/01/45 (Call 12/01/44)	2,279	1,875,617
3.88%, 03/15/46 (Call 09/15/45)	2,530	2,099,698
3.95%, 11/15/28 (Call 08/15/28)	2,656	2,619,958
3.95%, 03/15/48 (Call 09/15/47)	1,805	1,520,460
4.00%, 09/30/42 (Call 03/30/42)	964	831,122
4.25%, 12/15/41 (Call 06/15/41)	1,074	966,256
4.95%, 01/15/33 (Call 10/15/32)	1,035	1,063,121
5.30%, 02/15/40	2,690	2,802,496
5.35%, 01/15/53 (Call 07/15/52)	1,320	1,385,327
6.00%, 01/15/38	867	948,871
6.05%, 04/15/38	1,605	1,777,313
6.10%, 06/01/37	1,810	1,989,860
6.45%, 10/15/32	970	1,082,016
Series A, 6.00%, 12/01/28	1,544	1,656,511
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	3,648	3,341,604
2.45%, 06/01/30 (Call 03/01/30)	2,268	1,947,101
2.55%, 06/15/31 (Call 03/15/31)	1,240	1,044,700
2.65%, 09/01/26 (Call 06/01/26)	2,239	2,105,041
3.15%, 08/15/27 (Call 05/15/27)	3,438	3,253,586
3.25%, 01/15/82 (Call 10/15/26), (5-year CMT + 2.321%)(a)	2,039	1,553,249
3.30%, 06/15/41 (Call 12/15/40)	3,538	2,708,304
3.40%, 06/15/29 (Call 03/15/29)	2,247	2,087,665
3.50%, 06/15/51 (Call 12/15/50)	995	737,942
3.75%, 09/01/46 (Call 03/01/46)	4,192	3,284,097
3.95%, 08/15/47 (Call 02/15/47)	3,085	2,449,675
4.20%, 06/15/49 (Call 12/15/48)	2,955	2,443,785
4.30%, 03/15/28 (Call 02/15/28)	3,280	3,233,096
4.50%, 08/15/32 (Call 05/15/32)	4,220	4,094,919
4.80%, 12/15/45 (Call 06/15/45)	2,674	2,498,104
5.00%, 12/08/25	1,450	1,459,758
5.00%, 12/08/27 (Call 11/08/27)	3,960	4,038,566
5.00%, 08/15/52 (Call 02/15/52)	3,740	3,514,179
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,675	2,221,721
2.40%, 12/15/31 (Call 09/15/31)	2,840	2,403,123
2.50%, 12/01/29 (Call 09/01/29)	2,543	2,257,396
3.00%, 12/15/51 (Call 06/15/51)	2,340	1,647,243
3.20%, 01/15/27 (Call 10/15/26)	3,492	3,352,041
3.40%, 10/01/46 (Call 04/01/46)	2,878	2,237,098
3.80%, 07/15/28 (Call 04/15/28)	2,635	2,574,369
3.85%, 11/15/42 (Call 05/15/42)	2,091	1,781,072
4.20%, 07/15/48 (Call 01/15/48)	1,765	1,548,223
5.65%, 04/01/40	2,076	2,195,744
5.95%, 11/15/52 (Call 05/15/52)	885	1,009,068
6.35%, 09/15/37	991	1,117,293
6.40%, 06/15/38	3,854	4,404,891

Security	Par (000)	Value

Electric (continued)
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33	$55	$47,233
Series 2035, 3.11%, 09/01/38	115	96,999
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	1,970	1,310,464
3.75%, 05/15/46 (Call 11/15/45)	1,349	1,093,095
5.40%, 04/01/53 (Call 10/01/52)	1,720	1,778,755
6.12%, 10/15/35	1,119	1,212,783
6.35%, 08/15/38	868	995,188
6.45%, 04/01/39	2,043	2,314,658
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	714	696,207
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	2,785	2,054,355
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	2,563	2,167,529
3.65%, 02/01/29 (Call 11/01/28)	1,301	1,244,433
3.70%, 06/15/46 (Call 12/15/45)	1,672	1,304,528
4.30%, 02/01/49 (Call 08/01/48)	1,422	1,225,920
5.25%, 04/01/33 (Call 01/01/33)	1,400	1,453,494
5.65%, 04/01/53 (Call 10/01/52)	475	503,182
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	2,300	1,905,895
2.50%, 08/15/50 (Call 02/15/50)	2,045	1,292,522
2.90%, 08/15/51 (Call 02/15/51)	1,313	901,151
3.25%, 08/15/25 (Call 05/15/25)	2,132	2,071,473
3.40%, 04/01/32 (Call 01/01/32)	2,170	1,979,886
3.45%, 03/15/29 (Call 12/15/28)	2,377	2,248,832
3.60%, 09/15/47 (Call 03/15/47)	2,366	1,858,304
3.70%, 09/01/28 (Call 06/01/28)	2,366	2,294,452
3.70%, 10/15/46 (Call 04/15/46)	2,629	2,099,651
4.00%, 04/01/52 (Call 10/01/51)	1,170	984,789
4.10%, 05/15/42 (Call 11/15/41)	930	816,754
4.10%, 03/15/43 (Call 09/15/42)	1,619	1,408,465
4.15%, 12/01/44 (Call 06/01/44)	2,539	2,213,145
4.20%, 08/15/45 (Call 02/15/45)	1,344	1,167,600
4.38%, 03/30/44 (Call 09/30/43)	1,717	1,543,858
5.25%, 03/15/33 (Call 12/15/32)	1,285	1,345,305
5.35%, 03/15/53 (Call 09/15/52)	1,430	1,492,663
6.30%, 04/01/38	1,505	1,692,869
Edison International
3.55%, 11/15/24 (Call 10/15/24)	2,693	2,618,889
4.13%, 03/15/28 (Call 12/15/27)	2,370	2,264,298
4.70%, 08/15/25	1,700	1,680,178
4.95%, 04/15/25 (Call 03/15/25)	1,858	1,851,088
5.75%, 06/15/27 (Call 04/15/27)	3,063	3,142,761
6.95%, 11/15/29 (Call 09/15/29)	2,010	2,183,744
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	1,281	1,166,222
6.00%, 05/15/35	619	648,941
Emera U.S. Finance LP
0.83%, 06/15/24	2,035	1,927,776
2.64%, 06/15/31 (Call 03/15/31)	2,180	1,770,574
3.55%, 06/15/26 (Call 03/15/26)	4,200	4,012,806
4.75%, 06/15/46 (Call 12/15/45)	4,351	3,614,985
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	3,553	3,468,048
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	3,067	2,994,680
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	1,548	1,005,983
3.35%, 06/15/52 (Call 12/15/51)	1,490	1,105,342
3.50%, 04/01/26 (Call 01/01/26)	3,183	3,125,197
3.70%, 06/01/24 (Call 03/01/24)	350	345,170

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.00%, 06/01/28 (Call 03/01/28)	$375	$365,603
4.20%, 04/01/49 (Call 10/01/48)	2,594	2,245,574
5.15%, 01/15/33 (Call 10/15/32)	1,945	2,015,078
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	2,028	1,848,279
1.90%, 06/15/28 (Call 04/15/28)	1,870	1,639,205
2.40%, 06/15/31 (Call 03/05/31)	2,770	2,311,094
2.80%, 06/15/30 (Call 03/15/30)	2,742	2,406,242
2.95%, 09/01/26 (Call 06/01/26)	3,022	2,853,584
3.75%, 06/15/50 (Call 12/15/49)	2,699	2,069,350
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 05/30/23)	1,216	1,151,443
1.60%, 12/15/30 (Call 09/15/30)	1,658	1,325,753
2.35%, 06/15/32 (Call 03/15/32)	1,240	1,026,968
2.40%, 10/01/26 (Call 07/01/26)	2,701	2,521,302
2.90%, 03/15/51 (Call 09/15/50)	2,940	2,013,136
3.05%, 06/01/31 (Call 03/01/31)	1,650	1,471,635
3.10%, 06/15/41 (Call 12/15/40)	251	196,350
3.12%, 09/01/27 (Call 06/01/27)	1,995	1,886,193
3.25%, 04/01/28 (Call 01/01/28)	2,744	2,589,266
4.00%, 03/15/33 (Call 12/15/32)	2,337	2,212,999
4.20%, 09/01/48 (Call 03/01/48)	3,491	3,034,412
4.20%, 04/01/50 (Call 10/01/49)	2,441	2,113,076
4.75%, 09/15/52 (Call 03/15/52)	2,350	2,230,314
4.95%, 01/15/45 (Call 01/15/25)	2,215	2,115,635
5.40%, 11/01/24	336	338,513
5.59%, 10/01/24	102	102,934
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	3,853	3,561,906
3.50%, 06/01/51 (Call 12/01/50)	640	486,291
3.85%, 06/01/49 (Call 12/01/48)	304	244,680
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,910	1,552,181
3.55%, 09/30/49 (Call 03/30/49)	2,005	1,528,993
4.00%, 03/30/29 (Call 12/30/28)	532	517,460
4.50%, 03/30/39 (Call 09/30/38)	175	161,543
5.00%, 09/15/52 (Call 03/15/52)	1,480	1,447,588
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	3,999	3,848,238
2.90%, 09/15/29 (Call 06/15/29)	3,245	2,917,417
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,625	1,534,504
3.10%, 04/01/27 (Call 01/01/27)	1,865	1,782,250
3.25%, 09/01/49 (Call 03/01/49)	1,488	1,086,314
3.45%, 04/15/50 (Call 10/15/49)	1,435	1,082,980
4.10%, 04/01/43 (Call 10/01/42)	1,435	1,260,016
4.13%, 03/01/42 (Call 09/01/41)	2,022	1,746,563
4.25%, 12/01/45 (Call 06/01/45)	1,014	869,251
5.70%, 03/15/53 (Call 09/15/52)	1,195	1,257,737
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	1,625	1,576,169
4.20%, 06/15/47 (Call 12/15/46)	1,140	967,928
4.20%, 03/15/48 (Call 09/15/47)	1,054	900,906
4.95%, 04/15/33 (Call 01/15/33)	960	965,453
5.30%, 10/01/41 (Call 04/01/41)	1,451	1,447,532
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	1,838	1,544,416
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	1,023	868,507
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	1,765	1,513,717
2.90%, 03/01/27 (Call 02/01/27)	2,865	2,701,810

Security	Par (000)	Value

Electric (continued)
3.38%, 03/01/32 (Call 12/01/31)	$2,042	$1,837,351
3.45%, 01/15/50 (Call 07/15/49)	2,560	1,951,667
4.20%, 06/27/24	1,820	1,800,690
4.60%, 07/01/27 (Call 06/01/27)	2,888	2,888,664
5.45%, 03/01/28 (Call 02/01/28)	2,210	2,293,096
Series H, 3.15%, 01/15/25 (Call 10/15/24)	1,621	1,574,186
Series L, 2.90%, 10/01/24 (Call 08/01/24)	2,781	2,694,511
Series M, 3.30%, 01/15/28 (Call 10/15/27)	856	808,766
Series O, 4.25%, 04/01/29 (Call 01/01/29)	2,212	2,169,795
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	2,316	2,111,590
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,966	2,415,243
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,725	1,552,931
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	2,215	2,077,648
3.35%, 03/15/32 (Call 12/15/31)	75	67,494
3.40%, 04/15/26 (Call 01/15/26)	3,662	3,537,309
3.95%, 06/15/25 (Call 03/15/25)	3,748	3,676,376
4.05%, 04/15/30 (Call 01/15/30)	5,995	5,754,780
4.10%, 03/15/52 (Call 09/15/51)	1,470	1,219,218
4.45%, 04/15/46 (Call 10/15/45)	1,978	1,724,104
4.70%, 04/15/50 (Call 10/15/49)	2,977	2,705,766
4.95%, 06/15/35 (Call 12/15/34)	2,034	2,035,017
5.10%, 06/15/45 (Call 12/15/44)	2,355	2,226,488
5.15%, 03/15/28 (Call 02/15/28)	1,410	1,441,288
5.30%, 03/15/33 (Call 12/15/32)	2,885	2,972,646
5.60%, 03/15/53 (Call 09/15/52)	2,585	2,661,490
5.63%, 06/15/35	2,524	2,660,271
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	3,471	3,434,173
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	2,143	1,840,773
2.85%, 04/01/25 (Call 03/01/25)	7,669	7,443,838
2.88%, 12/04/51 (Call 06/04/51)	5,272	3,759,885
3.13%, 12/01/25 (Call 06/01/25)	3,228	3,137,196
3.15%, 10/01/49 (Call 04/01/49)	3,234	2,433,391
3.25%, 06/01/24 (Call 12/01/23)	2,846	2,801,090
3.70%, 12/01/47 (Call 06/01/47)	3,267	2,744,411
3.80%, 12/15/42 (Call 06/15/42)	1,736	1,489,662
3.95%, 03/01/48 (Call 09/01/47)	3,987	3,472,318
3.99%, 03/01/49 (Call 09/01/48)	2,690	2,343,393
4.05%, 06/01/42 (Call 12/01/41)	2,380	2,129,886
4.05%, 10/01/44 (Call 04/01/44)	2,163	1,911,789
4.13%, 02/01/42 (Call 08/01/41)	2,118	1,904,167
4.13%, 06/01/48 (Call 12/01/47)	2,381	2,123,185
4.95%, 06/01/35	434	443,847
5.05%, 04/01/28 (Call 03/01/28)	1,840	1,906,626
5.10%, 04/01/33 (Call 01/01/33)	2,690	2,805,266
5.25%, 02/01/41 (Call 08/01/40)	2,359	2,434,559
5.30%, 04/01/53 (Call 10/01/52)	2,035	2,167,967
5.63%, 04/01/34	670	722,943
5.65%, 02/01/37	2,297	2,477,154
5.69%, 03/01/40	1,403	1,526,240
5.95%, 02/01/38	1,863	2,062,397
5.96%, 04/01/39	685	759,733
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	5,815	5,485,231
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	295	283,477
3.25%, 03/30/27 (Call 12/30/26)	1,570	1,495,095
4.30%, 03/15/42	4,513	3,999,195
4.30%, 03/15/43	1,947	1,698,232

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.70%, 05/15/32 (Call 02/15/32)	$1,340	$1,337,561
5.13%, 05/15/52 (Call 11/15/51)	2,430	2,403,124
Series 10-C, 4.75%, 09/01/40	2,299	2,158,899
Series A, 2.20%, 09/15/24 (Call 08/15/24)	2,442	2,347,739
Series A, 3.25%, 03/15/51 (Call 09/15/50)	735	527,870
Series B, 2.65%, 09/15/29 (Call 06/15/29)	2,822	2,504,835
Series B, 3.70%, 01/30/50 (Call 07/30/49)	2,028	1,589,830
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	1,651	1,590,161
Iberdrola International BV
5.81%, 03/15/25	2,495	2,549,391
6.75%, 07/15/36	1,422	1,658,934
Idaho Power Co.
5.50%, 03/15/53 (Call 09/15/52)	1,060	1,122,434
Series K, 4.20%, 03/01/48 (Call 09/01/47)	941	821,117
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	2,210	1,569,984
3.85%, 05/15/28 (Call 02/15/28)	2,049	1,990,235
4.25%, 08/15/48 (Call 02/15/48)	1,705	1,472,387
5.63%, 04/01/53 (Call 10/01/52)	1,150	1,225,532
6.05%, 03/15/37	215	234,163
Series K, 4.55%, 03/15/46 (Call 09/15/45)	1,818	1,620,474
Series L, 3.75%, 07/01/47 (Call 01/01/47)	713	561,609
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	997	842,585
3.10%, 11/30/51 (Call 05/30/51)	1,405	959,517
3.25%, 12/01/24 (Call 09/01/24)	3,215	3,127,359
3.50%, 09/30/49 (Call 03/30/49)	1,354	1,012,250
3.60%, 04/01/29 (Call 01/01/29)	807	759,129
3.70%, 09/15/46 (Call 03/15/46)	1,143	885,722
4.10%, 09/26/28 (Call 06/26/28)	2,856	2,803,421
6.25%, 07/15/39	1,010	1,094,103
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	2,463	2,395,834
4.25%, 05/01/30 (Call 02/01/30)	2,055	1,907,266
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	2,060	1,969,690
3.35%, 11/15/27 (Call 08/15/27)	1,635	1,551,402
3.65%, 06/15/24 (Call 03/15/24)	1,262	1,241,215
5.30%, 07/01/43 (Call 01/01/43)	1,396	1,345,339
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	333	325,642
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	2,030	1,484,600
4.38%, 10/01/45 (Call 04/01/45)	2,096	1,841,483
5.13%, 11/01/40 (Call 05/01/40)	2,744	2,708,932
5.45%, 04/15/33 (Call 01/15/33)	865	901,096
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	715	621,228
5.45%, 04/15/33 (Call 01/15/33)	885	920,896
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,177	1,145,598
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	2,440	1,663,812
3.10%, 05/01/27 (Call 02/01/27)	2,800	2,678,872
3.15%, 04/15/50 (Call 10/15/49)	3,022	2,253,838
3.50%, 10/15/24 (Call 07/15/24)	4,653	4,573,946
3.65%, 04/15/29 (Call 01/15/29)	4,215	4,062,712
3.65%, 08/01/48 (Call 02/01/48)	2,903	2,386,847
3.95%, 08/01/47 (Call 02/01/47)	2,398	2,064,342
4.25%, 05/01/46 (Call 11/01/45)	1,665	1,475,889

Security	Par (000)	Value

Electric (continued)
4.25%, 07/15/49 (Call 01/15/49)	$3,729	$3,351,401
4.40%, 10/15/44 (Call 04/15/44)	1,942	1,798,195
4.80%, 09/15/43 (Call 03/15/43)	987	958,495
5.75%, 11/01/35	320	347,526
5.80%, 10/15/36	1,694	1,866,415
6.75%, 12/30/31	1,085	1,256,332
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	3,235	3,129,765
Series 12-A, 4.25%, 03/15/42	2,156	1,855,648
Series B, 3.10%, 07/30/51 (Call 01/30/51)	1,618	1,119,219
National Grid USA, 5.80%, 04/01/35	1,447	1,500,988
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	2,342	2,106,863
1.35%, 03/15/31 (Call 12/15/30)	2,229	1,747,202
1.65%, 06/15/31 (Call 03/15/31)	1,615	1,291,968
1.88%, 02/07/25	1,386	1,320,733
2.40%, 03/15/30 (Call 12/15/29)	2,560	2,225,613
2.75%, 04/15/32 (Call 01/15/32)	2,175	1,868,107
2.85%, 01/27/25 (Call 10/27/24)	1,907	1,848,627
3.05%, 04/25/27 (Call 01/25/27)	1,661	1,578,482
3.25%, 11/01/25 (Call 08/01/25)	2,480	2,397,168
3.40%, 02/07/28 (Call 11/07/27)	2,605	2,491,318
3.45%, 06/15/25	1,145	1,116,593
3.70%, 03/15/29 (Call 12/15/28)	690	662,290
3.90%, 11/01/28 (Call 08/01/28)	1,435	1,389,109
4.02%, 11/01/32 (Call 05/01/32)	1,559	1,462,326
4.15%, 12/15/32 (Call 09/15/32)	1,440	1,378,109
4.30%, 03/15/49 (Call 09/15/48)	1,739	1,528,251
4.40%, 11/01/48 (Call 05/01/48)	1,150	1,016,853
4.45%, 03/13/26 (Call 02/13/26)	1,535	1,541,631
4.80%, 03/15/28 (Call 02/15/28)	3,970	4,026,017
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(a)	1,020	979,220
5.45%, 10/30/25	2,585	2,631,530
5.80%, 01/15/33 (Call 07/15/32)	2,200	2,370,896
Series C, 8.00%, 03/01/32	1,193	1,439,915
Series D, 1.00%, 10/18/24	1,210	1,144,140
Nevada Power Co.
5.90%, 05/01/53 (Call 11/01/52)	835	935,701
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	2,329	2,240,754
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	535	466,761
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	1,745	1,248,530
Series N, 6.65%, 04/01/36	1,220	1,403,122
Series R, 6.75%, 07/01/37	1,470	1,715,843
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	5,095	4,634,004
1.90%, 06/15/28 (Call 04/15/28)	3,315	2,920,515
2.25%, 06/01/30 (Call 03/01/30)	3,782	3,213,944
2.44%, 01/15/32 (Call 10/15/31)	3,998	3,322,618
2.75%, 11/01/29 (Call 08/01/29)	4,355	3,892,717
3.00%, 01/15/52 (Call 07/15/51)	2,095	1,435,264
3.50%, 04/01/29 (Call 01/01/29)	4,259	4,000,095
3.55%, 05/01/27 (Call 02/01/27)	6,077	5,865,824
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(a)	435	366,627
4.20%, 06/20/24	3,100	3,072,472
4.26%, 09/01/24	2,025	2,005,276
4.45%, 06/20/25	3,135	3,118,447
4.63%, 07/15/27 (Call 06/15/27)	5,660	5,664,981

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(a)	$2,898	$2,493,671
4.90%, 02/28/28 (Call 01/28/28)	5,005	5,068,213
5.00%, 02/28/30 (Call 12/28/29)	4,670	4,727,721
5.00%, 07/15/32 (Call 04/15/32)	4,897	4,942,346
5.05%, 02/28/33 (Call 11/28/32)	4,850	4,903,883
5.25%, 02/28/53 (Call 08/28/52)	4,760	4,714,399
5.65%, 05/01/79 (Call 05/01/29), (3-mo. LIBOR US + 3.156%)(a)	766	697,918
6.05%, 03/01/25	485	493,070
Northern States Power Co./MN
2.25%, 04/01/31 (Call 11/01/30)	1,660	1,422,769
2.60%, 06/01/51 (Call 12/01/50)	1,930	1,306,899
2.90%, 03/01/50 (Call 09/01/49)	2,459	1,760,964
3.20%, 04/01/52 (Call 10/01/51)	1,740	1,294,195
3.40%, 08/15/42 (Call 02/15/42)	1,078	886,127
3.60%, 05/15/46 (Call 11/15/45)	1,311	1,053,362
3.60%, 09/15/47 (Call 03/15/47)	2,213	1,812,823
4.00%, 08/15/45 (Call 02/15/45)	1,747	1,507,521
4.13%, 05/15/44 (Call 11/15/43)	1,530	1,356,773
4.50%, 06/01/52 (Call 12/01/51)	1,215	1,142,635
5.35%, 11/01/39	1,005	1,049,371
6.20%, 07/01/37	1,088	1,217,494
6.25%, 06/01/36	1,110	1,241,946
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	415	362,544
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	876	726,055
3.10%, 06/01/51 (Call 12/01/50)	615	441,183
3.20%, 05/15/27 (Call 02/15/27)	2,416	2,309,189
3.25%, 05/15/29 (Call 02/15/29)	2,382	2,232,720
3.95%, 04/01/30 (Call 01/01/30)	2,221	2,155,281
4.40%, 03/01/44 (Call 09/01/43)	1,690	1,557,487
4.55%, 06/01/52 (Call 12/01/51)	1,990	1,884,530
4.95%, 09/15/52 (Call 03/15/52)	20	19,962
5.50%, 03/15/40	255	264,619
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	1,560	1,216,940
4.50%, 04/01/47 (Call 10/01/46)(f)	1,485	1,265,190
5.05%, 10/01/48 (Call 04/01/48)	1,770	1,622,895
5.25%, 09/01/50	1,217	1,164,949
5.38%, 11/01/40	1,665	1,588,626
5.95%, 11/01/39	1,651	1,681,560
Ohio Edison Co., 6.88%, 07/15/36	1,095	1,259,513
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	2,087	1,748,259
4.15%, 04/01/48 (Call 10/01/47)	1,677	1,443,142
Series P, 2.60%, 04/01/30 (Call 01/01/30)	2,363	2,071,169
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	2,571	2,068,267
Series R, 2.90%, 10/01/51 (Call 04/01/51)	1,240	853,294
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	1,873	1,706,116
3.30%, 03/15/30 (Call 09/15/29)	1,621	1,484,155
3.80%, 08/15/28 (Call 02/15/28)	1,187	1,147,212
3.85%, 08/15/47 (Call 02/15/47)	1,359	1,084,414
4.15%, 04/01/47 (Call 10/01/46)	1,560	1,306,828
5.40%, 01/15/33 (Call 07/15/32)	1,425	1,487,629
5.60%, 04/01/53 (Call 10/01/52)	810	840,059
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	3,770	3,429,192
2.70%, 11/15/51 (Call 05/15/51)	1,835	1,240,185

Security	Par (000)	Value

Electric (continued)
2.75%, 06/01/24 (Call 05/01/24)	$4,280	$4,176,210
2.75%, 05/15/30 (Call 02/15/30)	2,077	1,866,787
2.95%, 04/01/25 (Call 01/01/25)	1,156	1,120,441
3.10%, 09/15/49 (Call 03/15/49)	2,060	1,517,211
3.70%, 11/15/28 (Call 08/15/28)	3,398	3,318,725
3.70%, 05/15/50 (Call 11/15/49)	2,391	1,975,086
3.75%, 04/01/45 (Call 10/01/44)	2,591	2,182,736
3.80%, 09/30/47 (Call 03/30/47)	2,207	1,846,641
3.80%, 06/01/49 (Call 12/01/48)	2,093	1,747,111
4.10%, 11/15/48 (Call 05/15/48)	1,750	1,546,842
4.15%, 06/01/32 (Call 03/01/32)	1,560	1,522,201
4.55%, 09/15/32 (Call 06/15/32)	2,800	2,804,648
4.55%, 12/01/41 (Call 06/01/41)	1,111	1,058,161
4.60%, 06/01/52 (Call 12/01/51)	240	224,657
4.95%, 09/15/52 (Call 03/15/52)	4,520	4,445,510
5.25%, 09/30/40	1,032	1,054,694
5.30%, 06/01/42 (Call 12/01/41)	1,548	1,605,539
5.35%, 10/01/52 (Call 04/01/52)	70	73,811
5.75%, 03/15/29 (Call 12/15/28)	1,029	1,098,365
7.00%, 05/01/32	769	900,553
7.25%, 01/15/33	1,612	1,932,804
7.50%, 09/01/38	594	742,458
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	4,535	3,974,111
2.50%, 02/01/31 (Call 11/01/30)	7,233	5,860,104
2.95%, 03/01/26 (Call 12/01/25)	3,188	2,968,538
3.00%, 06/15/28 (Call 04/15/28)	3,395	3,016,899
3.15%, 01/01/26	3,378	3,185,086
3.25%, 06/01/31 (Call 03/01/31)	2,535	2,143,342
3.30%, 03/15/27 (Call 12/15/26)	1,692	1,563,899
3.30%, 12/01/27 (Call 09/01/27)	2,857	2,591,928
3.30%, 08/01/40 (Call 02/01/40)	1,597	1,118,667
3.40%, 08/15/24 (Call 05/15/24)	125	121,586
3.45%, 07/01/25	1,747	1,668,158
3.50%, 06/15/25 (Call 03/15/25)	1,145	1,093,956
3.50%, 08/01/50 (Call 02/01/50)	7,290	4,754,101
3.75%, 07/01/28	3,519	3,249,093
3.75%, 08/15/42 (Call 02/15/42)	1,373	989,425
3.95%, 12/01/47 (Call 06/01/47)	3,048	2,161,946
4.00%, 12/01/46 (Call 06/01/46)	2,844	2,017,079
4.20%, 03/01/29 (Call 01/01/29)	1,605	1,490,098
4.20%, 06/01/41 (Call 12/01/40)	2,442	1,899,510
4.25%, 03/15/46 (Call 09/15/45)	2,332	1,727,009
4.30%, 03/15/45 (Call 09/15/44)	2,664	1,990,701
4.40%, 03/01/32 (Call 12/01/31)	2,015	1,816,583
4.45%, 04/15/42 (Call 10/15/41)	1,606	1,245,694
4.50%, 07/01/40 (Call 01/01/40)	7,473	6,073,158
4.55%, 07/01/30 (Call 01/01/30)	11,109	10,326,482
4.60%, 06/15/43 (Call 12/15/42)	1,866	1,451,748
4.65%, 08/01/28 (Call 05/01/28)	1,180	1,115,655
4.75%, 02/15/44 (Call 08/15/43)	1,995	1,626,982
4.95%, 06/08/25	2,655	2,627,388
4.95%, 07/01/50 (Call 01/01/50)	10,867	8,854,649
5.25%, 03/01/52 (Call 09/01/51)	2,510	2,109,555
5.45%, 06/15/27 (Call 05/15/27)	2,489	2,470,108
5.90%, 06/15/32 (Call 03/15/32)	2,705	2,712,953
6.15%, 01/15/33 (Call 10/15/32)	2,975	3,021,142
6.70%, 04/01/53 (Call 10/01/52)	1,480	1,510,902
6.75%, 01/15/53 (Call 07/15/52)	1,545	1,585,371

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	$1,505	$1,341,978
2.90%, 06/15/52 (Call 12/15/51)	960	670,512
3.30%, 03/15/51 (Call 09/15/50)	2,674	1,993,654
3.50%, 06/15/29 (Call 03/15/29)	1,825	1,746,890
4.10%, 02/01/42 (Call 08/01/41)	1,441	1,272,720
4.13%, 01/15/49 (Call 07/15/48)	1,795	1,548,762
4.15%, 02/15/50 (Call 08/15/49)	2,337	2,007,343
5.25%, 06/15/35	884	918,980
5.35%, 12/01/53 (Call 06/01/53)	3,655	3,797,545
5.75%, 04/01/37	702	755,373
6.00%, 01/15/39	2,408	2,625,996
6.10%, 08/01/36	1,025	1,124,343
6.25%, 10/15/37	2,342	2,638,169
6.35%, 07/15/38	770	874,112
7.70%, 11/15/31	50	61,266
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	355	242,838
2.85%, 09/15/51 (Call 03/15/51)	970	669,610
3.00%, 09/15/49 (Call 03/15/49)	1,500	1,079,655
3.05%, 03/15/51 (Call 09/15/50)	960	688,147
3.15%, 10/15/25 (Call 07/15/25)	835	812,488
3.70%, 09/15/47 (Call 03/15/47)	1,696	1,376,864
3.90%, 03/01/48 (Call 09/01/47)	2,582	2,215,821
4.15%, 10/01/44 (Call 04/01/44)	855	752,913
4.38%, 08/15/52 (Call 02/15/52)	1,625	1,496,966
4.60%, 05/15/52 (Call 11/15/51)	1,655	1,576,338
5.95%, 10/01/36	665	724,650
PG&E Recovery Funding LLC, 5.05%, 07/15/34	100	101,806
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	2,303	2,115,605
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	2,299	2,067,284
6.50%, 11/15/37	210	241,525
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	3,819	3,654,401
4.13%, 04/15/30 (Call 01/15/30)	1,350	1,273,036
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	1,652	1,206,390
3.95%, 06/01/47 (Call 12/01/46)	823	711,360
4.13%, 06/15/44 (Call 12/15/43)	903	791,660
4.15%, 10/01/45 (Call 04/01/45)	1,435	1,263,288
4.15%, 06/15/48 (Call 12/15/47)	1,570	1,411,477
4.75%, 07/15/43 (Call 01/15/43)	1,055	1,014,910
5.00%, 05/15/33 (Call 02/15/33)	4,270	4,398,698
5.25%, 05/15/53 (Call 11/15/52)	4,875	5,080,871
6.25%, 05/15/39	1,325	1,479,932
Progress Energy Inc.
6.00%, 12/01/39	2,562	2,651,388
7.00%, 10/30/31	1,245	1,402,928
7.75%, 03/01/31	2,154	2,513,567
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	375	309,825
3.60%, 09/15/42 (Call 03/15/42)	778	646,845
3.70%, 06/15/28 (Call 12/15/27)	1,940	1,892,819
3.80%, 06/15/47 (Call 12/15/46)	1,944	1,615,328
4.05%, 09/15/49 (Call 03/15/49)	1,786	1,520,154
4.10%, 06/01/32 (Call 12/01/31)	1,105	1,070,657
4.10%, 06/15/48 (Call 12/15/47)	1,560	1,351,958
4.30%, 03/15/44 (Call 09/15/43)	1,416	1,270,506

Security	Par (000)	Value

Electric (continued)
4.50%, 06/01/52 (Call 12/01/51)	$1,415	$1,312,653
5.25%, 04/01/53 (Call 10/01/52)	2,500	2,571,800
6.50%, 08/01/38	60	68,956
Series 17, 6.25%, 09/01/37	799	909,997
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,374	1,024,798
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,249	1,881,176
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	1,480	999,992
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	1,550	1,254,601
5.15%, 01/15/53 (Call 07/15/52)	1,620	1,675,015
Series V, 2.20%, 06/15/31 (Call 03/15/31)	170	144,271
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	2,290	2,350,387
Series J, 2.20%, 08/15/31 (Call 05/15/31)	1,095	906,660
Series K, 3.15%, 08/15/51 (Call 02/15/51)	500	345,085
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	1,635	1,490,613
1.90%, 08/15/31 (Call 05/15/31)	2,075	1,713,576
2.05%, 08/01/50 (Call 02/01/50)	1,570	931,638
2.25%, 09/15/26 (Call 06/15/26)	1,439	1,339,047
2.45%, 01/15/30 (Call 10/15/29)	3,354	2,970,168
2.70%, 05/01/50 (Call 11/01/49)	755	515,650
3.00%, 05/15/25 (Call 02/15/25)	513	496,066
3.00%, 05/15/27 (Call 02/15/27)	1,884	1,795,414
3.00%, 03/01/51 (Call 09/01/50)	210	151,599
3.10%, 03/15/32 (Call 12/15/31)	379	341,748
3.15%, 01/01/50 (Call 07/01/49)	1,850	1,382,116
3.20%, 05/15/29 (Call 02/15/29)	1,399	1,309,464
3.20%, 08/01/49 (Call 02/01/49)	1,685	1,281,004
3.60%, 12/01/47 (Call 06/01/47)	1,694	1,370,412
3.65%, 09/01/28 (Call 06/01/28)	2,093	2,018,531
3.65%, 09/01/42 (Call 03/01/42)	1,975	1,643,180
3.70%, 05/01/28 (Call 02/01/28)	1,859	1,813,008
3.80%, 01/01/43 (Call 07/01/42)	494	423,887
3.80%, 03/01/46 (Call 09/01/45)	2,758	2,290,602
3.85%, 05/01/49 (Call 11/01/48)	2,392	2,011,265
3.95%, 05/01/42 (Call 11/01/41)	200	174,378
4.05%, 05/01/48 (Call 11/01/47)	1,801	1,577,550
4.65%, 03/15/33 (Call 12/15/32)	1,145	1,158,202
4.90%, 12/15/32 (Call 09/15/32)	2,613	2,693,768
5.13%, 03/15/53 (Call 09/15/52)	595	614,790
5.50%, 03/01/40	247	261,200
5.80%, 05/01/37	193	210,563
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	1,867	1,709,705
1.60%, 08/15/30 (Call 05/15/30)	1,613	1,305,627
2.45%, 11/15/31 (Call 08/15/31)	450	375,422
2.88%, 06/15/24 (Call 05/15/24)	4,272	4,159,347
5.85%, 11/15/27 (Call 10/15/27)	1,300	1,363,557
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	3,705	3,293,486
3.65%, 05/15/25 (Call 02/15/25)	2,448	2,370,570
4.10%, 06/15/30 (Call 03/15/30)	1,634	1,528,591
4.22%, 03/15/32 (Call 12/15/31)	2,554	2,369,141
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	445	305,154
3.25%, 09/15/49 (Call 03/15/49)	3,083	2,302,014
4.22%, 06/15/48 (Call 12/15/47)	3,160	2,766,706
4.30%, 05/20/45 (Call 11/20/44)	1,312	1,122,298
5.64%, 04/15/41 (Call 10/15/40)	25	25,895

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.76%, 10/01/39	$1,320	$1,377,552
5.80%, 03/15/40	1,310	1,378,945
6.27%, 03/15/37	740	812,764
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	2,800	2,658,236
3.70%, 03/15/52 (Call 09/15/51)	365	295,949
4.15%, 05/15/48 (Call 11/15/47)	1,870	1,632,248
4.50%, 08/15/40	483	453,088
5.35%, 04/01/53 (Call 10/01/52)	3,315	3,434,638
6.00%, 06/01/39	940	1,014,072
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,420	1,974,405
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	2,449	2,099,454
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	1,981	1,486,978
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	3,559	2,934,929
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	1,920	1,352,678
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	1,110	980,230
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	3,719	3,502,368
3.30%, 04/01/25 (Call 03/01/25)	2,673	2,593,157
3.40%, 02/01/28 (Call 10/01/27)	4,627	4,362,752
3.70%, 04/01/29 (Call 02/01/29)	1,860	1,755,394
3.80%, 02/01/38 (Call 08/01/37)	3,437	3,027,722
4.00%, 02/01/48 (Call 08/01/47)	1,327	1,081,717
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(a)	3,410	2,782,935
6.00%, 10/15/39	2,996	3,160,750
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	3,194	3,026,283
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	2,062	1,768,742
2.75%, 02/01/32 (Call 11/01/31)	2,400	2,073,240
2.85%, 08/01/29 (Call 05/01/29)	2,163	1,962,230
3.45%, 02/01/52 (Call 08/01/51)	1,430	1,063,834
3.65%, 02/01/50 (Call 08/01/49)	4,884	3,800,533
4.00%, 04/01/47 (Call 10/01/46)	6,854	5,667,230
4.05%, 03/15/42 (Call 09/15/41)	1,512	1,267,767
4.50%, 09/01/40 (Call 03/01/40)	1,550	1,395,868
4.65%, 10/01/43 (Call 04/01/43)	2,003	1,844,743
5.30%, 03/01/28 (Call 02/01/28)	475	488,025
5.50%, 03/15/40	2,383	2,409,237
5.63%, 02/01/36	1,284	1,334,692
5.70%, 03/01/53 (Call 09/01/52)	465	487,139
5.85%, 11/01/27 (Call 10/01/27)	1,780	1,872,507
5.95%, 11/01/32 (Call 08/01/32)	925	1,005,947
6.00%, 01/15/34	1,364	1,482,886
6.05%, 03/15/39	2,170	2,305,799
6.65%, 04/01/29	1,230	1,329,298
Series 04-G, 5.75%, 04/01/35	679	721,261
Series 05-E, 5.35%, 07/15/35	1,156	1,164,196
Series 06-E, 5.55%, 01/15/37	1,580	1,644,401
Series 08-A, 5.95%, 02/01/38	2,127	2,295,437
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	1,794	1,483,566
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	1,340	1,217,243
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	445	300,780
Series A, 4.20%, 03/01/29 (Call 12/01/28)	1,428	1,406,066
Series B, 3.65%, 03/01/28 (Call 12/01/27)	2,072	1,988,312
Series B, 4.88%, 03/01/49 (Call 09/01/48)	2,906	2,729,751
Series C, 3.60%, 02/01/45 (Call 08/01/44)	1,215	931,030
Series C, 4.13%, 03/01/48 (Call 09/01/47)	3,947	3,353,569
Series C, 4.20%, 06/01/25	1,320	1,301,375

Security	Par (000)	Value

Electric (continued)
Series D, 4.70%, 06/01/27 (Call 05/01/27)	$1,977	$1,987,775
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,742	3,664,541
Series E, 5.45%, 06/01/52 (Call 12/01/51)	1,765	1,791,916
Series G, 2.50%, 06/01/31 (Call 03/01/31)	2,547	2,179,060
Series H, 3.65%, 06/01/51 (Call 12/01/50)	1,695	1,312,337
Series K, 0.98%, 08/01/24	1,050	999,474
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	9,103	8,728,503
4.25%, 07/01/36 (Call 01/01/36)	995	920,365
4.40%, 07/01/46 (Call 01/01/46)	6,551	5,750,730
4.48%, 08/01/24(e)	40	39,540
5.11%, 08/01/27	2,150	2,167,329
5.15%, 10/06/25	2,210	2,233,956
5.70%, 10/15/32 (Call 04/15/32)	1,200	1,267,656
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5-year CMT + 2.915%)(a)	3,745	3,216,843
Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	1,310	1,139,556
Series A, 3.70%, 04/30/30 (Call 01/30/30)	3,935	3,687,961
Series B, 4.00%, 01/15/51 (Call 01/15/26), (5-year CMT + 3.733%)(a)	1,200	1,124,568
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	1,528	1,387,393
4.15%, 12/01/25 (Call 09/01/25)	3,301	3,241,714
5.15%, 09/15/41	2,468	2,347,265
5.25%, 07/15/43	1,060	1,004,414
Series F, 4.95%, 12/15/46 (Call 06/15/46)	1,530	1,376,602
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	1,560	1,081,220
5.30%, 04/01/33 (Call 01/01/33)	670	678,743
6.20%, 03/15/40	1,614	1,711,808
Series J, 3.90%, 04/01/45 (Call 10/01/44)	680	540,206
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,690	1,580,691
Series L, 3.85%, 02/01/48 (Call 08/01/47)	1,763	1,361,794
Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,875	1,825,875
Series N, 1.65%, 03/15/26 (Call 02/15/26)	2,275	2,086,402
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)	810	793,597
3.40%, 08/15/46 (Call 02/15/46)	1,098	824,971
3.70%, 08/15/47 (Call 02/15/47)	1,910	1,513,102
3.75%, 06/15/49 (Call 12/15/48)	1,273	1,009,884
4.50%, 08/15/41 (Call 02/15/41)	1,656	1,502,986
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	1,463	1,294,258
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	1,408	1,019,336
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)	175	180,441
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	1,949	1,642,988
3.45%, 03/15/51 (Call 09/15/50)	330	244,147
3.63%, 06/15/50 (Call 12/15/49)	1,336	1,023,269
4.10%, 06/15/42 (Call 12/15/41)	1,611	1,389,713
4.30%, 06/15/48 (Call 12/15/47)	1,519	1,298,304
4.35%, 05/15/44 (Call 11/15/43)	1,380	1,201,525
4.45%, 06/15/49 (Call 12/15/48)	1,544	1,340,763
5.00%, 07/15/52 (Call 01/15/52)(b)	1,235	1,194,307
Toledo Edison Co. (The), 6.15%, 05/15/37	909	980,529
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	2,845	2,289,087
3.05%, 03/15/25 (Call 12/15/24)	580	560,379
3.25%, 05/15/32 (Call 02/15/32)	998	893,220
3.25%, 05/01/51 (Call 11/01/50)	1,150	810,106

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.00%, 06/15/50 (Call 12/15/49)	$1,252	$1,012,918
4.85%, 12/01/48 (Call 06/01/48)	1,172	1,062,570
5.50%, 04/15/53 (Call 10/15/52)	1,540	1,569,091
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	2,445	2,014,338
2.63%, 03/15/51 (Call 09/15/50)	1,081	720,486
2.95%, 06/15/27 (Call 03/15/27)	2,583	2,453,850
2.95%, 03/15/30 (Call 12/15/29)	2,134	1,941,513
3.25%, 10/01/49 (Call 04/01/49)	2,241	1,631,314
3.50%, 03/15/29 (Call 12/15/28)	2,389	2,270,553
3.65%, 04/15/45 (Call 10/15/44)	1,850	1,479,223
3.90%, 09/15/42 (Call 03/15/42)	750	637,185
3.90%, 04/01/52 (Call 10/01/51)	595	503,090
4.00%, 04/01/48 (Call 10/01/47)	2,440	2,053,992
5.30%, 08/01/37	115	118,801
5.45%, 03/15/53 (Call 09/15/52)	2,485	2,617,202
8.45%, 03/15/39	523	702,739
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	2,849	2,378,117
2.40%, 03/30/32 (Call 12/30/31)	1,085	909,979
2.45%, 12/15/50 (Call 06/15/50)	3,747	2,308,302
2.95%, 11/15/51 (Call 05/15/51)	3,100	2,129,235
3.30%, 12/01/49 (Call 06/01/49)	1,880	1,403,909
4.00%, 01/15/43 (Call 07/15/42)	2,105	1,790,681
4.45%, 02/15/44 (Call 08/15/43)	2,195	1,953,111
4.60%, 12/01/48 (Call 06/01/48)	2,150	1,944,825
5.00%, 04/01/33 (Call 01/01/33)	2,460	2,492,226
5.45%, 04/01/53 (Call 10/01/52)	2,455	2,514,656
6.35%, 11/30/37	1,572	1,759,225
8.88%, 11/15/38	1,898	2,638,201
Series A, 2.88%, 07/15/29 (Call 04/15/29)	1,481	1,354,004
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,267	2,190,851
Series A, 3.15%, 01/15/26 (Call 10/15/25)	4,262	4,144,965
Series A, 3.50%, 03/15/27 (Call 12/15/26)	3,867	3,742,096
Series A, 3.80%, 04/01/28 (Call 01/01/28)	3,770	3,674,053
Series A, 6.00%, 05/15/37	2,032	2,202,180
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,530	2,391,255
Series B, 3.75%, 05/15/27 (Call 04/15/27)	1,195	1,170,562
Series B, 3.80%, 09/15/47 (Call 03/15/47)	2,162	1,732,865
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,407	1,202,310
Series B, 6.00%, 01/15/36	1,319	1,434,452
Series C, 4.00%, 11/15/46 (Call 05/15/46)	1,990	1,646,048
Series C, 4.63%, 05/15/52 (Call 11/15/51)	2,390	2,183,504
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,365	2,157,519
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	1,892	1,651,092
1.80%, 10/15/30 (Call 07/15/30)	1,013	827,246
2.20%, 12/15/28 (Call 10/15/28)	607	535,137
4.75%, 01/09/26 (Call 12/09/25)	4,325	4,339,316
4.75%, 01/15/28 (Call 12/15/27)	3,345	3,363,230
5.00%, 09/27/25 (Call 08/27/25)	1,740	1,749,031
5.15%, 10/01/27 (Call 09/01/27)	3,515	3,591,697
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	1,995	1,756,318
2.05%, 12/15/24 (Call 11/15/24)	1,690	1,621,893
4.30%, 10/15/48 (Call 04/15/48)	785	697,889
4.75%, 09/30/32 (Call 06/30/32)	1,745	1,759,937
5.63%, 05/15/33	110	117,836
5.70%, 12/01/36	475	501,861

Security	Par (000)	Value

Electric (continued)
Wisconsin Power & Light Co., 4.95%, 04/01/33 (Call 01/01/33)	$415	$424,342
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	2,250	1,831,770
3.00%, 07/01/29 (Call 04/01/29)	1,943	1,782,178
3.05%, 10/15/27 (Call 07/15/27)	1,205	1,139,653
3.65%, 04/01/50 (Call 10/01/49)	1,305	1,014,102
3.95%, 09/01/32 (Call 06/01/32)	2,125	2,018,495
6.38%, 08/15/37	250	277,393
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	1,755	1,205,790
3.30%, 09/01/49 (Call 03/01/49)	1,310	982,500
3.67%, 12/01/42	1,365	1,099,876
4.75%, 11/01/44 (Call 05/01/44)	1,568	1,471,207
5.35%, 11/10/25 (Call 10/10/25)	1,415	1,440,753
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	2,725	2,459,748
2.35%, 11/15/31 (Call 05/15/31)	1,635	1,349,938
2.60%, 12/01/29 (Call 06/01/29)	2,551	2,260,186
3.30%, 06/01/25 (Call 12/01/24)	2,549	2,476,175
3.35%, 12/01/26 (Call 06/01/26)	2,932	2,817,095
3.40%, 06/01/30 (Call 12/01/29)	2,830	2,605,779
3.50%, 12/01/49 (Call 06/01/49)	1,715	1,318,938
4.00%, 06/15/28 (Call 12/15/27)	3,566	3,480,844
4.60%, 06/01/32 (Call 12/01/31)	2,770	2,720,943
6.50%, 07/01/36	904	1,003,666

		1,797,500,989

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	1,496	1,215,515
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	1,454	1,300,908
1.80%, 10/15/27 (Call 08/15/27)	3,056	2,756,359
1.95%, 10/15/30 (Call 07/15/30)	1,306	1,103,466
2.00%, 12/21/28 (Call 10/21/28)	2,405	2,133,884
2.20%, 12/21/31 (Call 09/21/31)	2,486	2,096,071
2.75%, 10/15/50 (Call 04/15/50)	2,950	1,973,815
2.80%, 12/21/51 (Call 06/21/51)	2,530	1,707,877
3.15%, 06/01/25 (Call 03/01/25)	3,010	2,934,690
5.25%, 11/15/39	1,645	1,725,375

		18,947,960

Electronics — 0.2%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	939	788,591
2.30%, 03/12/31 (Call 12/12/30)	4,064	3,420,140
2.75%, 09/15/29 (Call 06/15/29)	2,209	1,984,367
3.05%, 09/22/26 (Call 06/22/26)	2,846	2,695,674
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,536	2,317,371
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	1,971	1,907,573
3.55%, 10/01/27 (Call 07/01/27)	1,677	1,600,898
5.41%, 07/01/32 (Call 04/01/32)	1,460	1,470,235
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	986	936,730
2.20%, 09/15/31 (Call 06/15/31)	2,705	2,259,243
2.80%, 02/15/30 (Call 11/15/29)	4,467	3,999,841
4.35%, 06/01/29 (Call 03/01/29)	1,506	1,501,256
4.75%, 03/30/26	35	35,194

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	$2,910	$2,431,625
3.25%, 09/08/24 (Call 07/08/24)	1,983	1,925,969
3.88%, 01/12/28 (Call 10/12/27)	1,560	1,470,690
4.00%, 04/01/25 (Call 01/01/25)	1,611	1,565,699
6.13%, 03/01/26 (Call 03/01/24)	75	75,037
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	1,831	1,497,062
4.63%, 04/15/26 (Call 01/15/26)	3,001	2,955,685
5.50%, 06/01/32 (Call 03/01/32)	1,305	1,266,111
6.25%, 03/15/28 (Call 02/15/28)	1,950	2,000,018
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	2,770	2,652,829
4.75%, 06/15/25 (Call 03/15/25)	2,757	2,719,064
4.88%, 06/15/29 (Call 03/15/29)	3,321	3,220,971
4.88%, 05/12/30 (Call 02/12/30)	2,134	2,077,257
6.00%, 01/15/28 (Call 12/15/27)	1,500	1,526,490
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	5,506	5,265,663
4.30%, 06/15/46 (Call 12/15/45)	1,375	1,110,230
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	2,729	2,459,539
1.35%, 06/01/25 (Call 05/01/25)	3,829	3,604,123
1.75%, 09/01/31 (Call 06/01/31)	4,530	3,745,087
1.95%, 06/01/30 (Call 03/01/30)	2,726	2,333,483
2.30%, 08/15/24 (Call 07/15/24)	4,720	4,581,751
2.50%, 11/01/26 (Call 08/01/26)	7,077	6,737,375
2.70%, 08/15/29 (Call 05/15/29)	4,070	3,750,993
2.80%, 06/01/50 (Call 12/01/49)(b)	3,760	2,831,882
3.81%, 11/21/47 (Call 05/21/47)	2,270	1,985,183
4.85%, 11/01/24	1,000	1,005,700
4.95%, 02/15/28 (Call 01/15/28)	3,250	3,371,517
5.00%, 02/15/33 (Call 11/15/32)	4,905	5,170,900
5.38%, 03/01/41	785	833,866
5.70%, 03/15/36	345	382,408
5.70%, 03/15/37	1,833	2,027,811
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	525	438,244
3.15%, 08/15/27 (Call 05/15/27)	1,022	967,149
3.35%, 03/01/26 (Call 12/01/25)	1,855	1,791,670
3.50%, 02/15/28 (Call 11/15/27)	2,384	2,260,628
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	3,335	3,026,346
3.00%, 01/15/31 (Call 10/15/30)	3,581	3,055,273
3.60%, 01/15/30 (Call 10/15/29)	911	834,403
3.95%, 01/12/28 (Call 10/12/27)	2,750	2,613,628
4.25%, 05/15/27 (Call 04/15/27)	1,210	1,178,564
5.45%, 02/01/29 (Call 01/01/29)	550	553,273
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	3,324	2,970,326
4.55%, 10/30/24 (Call 07/30/24)	3,743	3,711,858
4.60%, 04/06/27 (Call 01/06/27)	3,933	3,929,932
Legrand France SA, 8.50%, 02/15/25	3,377	3,599,207
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 05/09/23)	330	309,154
1.75%, 08/09/26 (Call 07/09/26)	3,566	3,123,388
2.38%, 08/09/28 (Call 06/09/28)	2,195	1,826,899
2.65%, 08/09/31 (Call 05/09/31)	2,811	2,200,170
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	2,685	2,667,440

Security	Par (000)	Value

Electronics (continued)
4.90%, 06/15/28 (Call 03/15/28)	$2,834	$2,838,364
6.10%, 03/15/33 (Call 12/15/32)	240	245,978
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 11/04/31)	270	233,240
3.13%, 08/15/27 (Call 05/15/27)	3,220	3,044,703
3.45%, 08/01/24 (Call 05/01/24)	1,394	1,370,316
3.70%, 02/15/26 (Call 11/15/25)	1,714	1,681,897
4.50%, 02/13/26	1,585	1,589,200
7.13%, 10/01/37	711	842,827
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	2,787	2,491,327
2.40%, 04/01/28 (Call 02/01/28)	2,891	2,423,005
2.95%, 04/01/31 (Call 01/01/31)	3,079	2,442,571

		163,760,111

Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)	3,745	3,797,542

Entertainment — 0.1%
Magallanes Inc.
3.64%, 03/15/25(f)	8,080	7,815,057
3.76%, 03/15/27 (Call 02/15/27)(f)	14,615	13,781,506
3.79%, 03/15/25 (Call 05/09/23)(f)	625	605,919
4.05%, 03/15/29 (Call 01/15/29)(f)	5,255	4,869,493
4.28%, 03/15/32 (Call 12/15/31)(f)	17,477	15,534,082
5.05%, 03/15/42 (Call 09/15/41)(f)	7,528	6,222,795
5.14%, 03/15/52 (Call 09/15/51)(f)	21,820	17,419,124
5.39%, 03/15/62 (Call 09/15/61)(f)	8,530	6,846,690
Warnermedia Holdings Inc., 6.41%, 03/15/26 (Call 03/15/24)	75	75,439

		73,170,105

Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	1,433	1,218,064
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	1,525	1,386,683
1.45%, 02/15/31 (Call 11/15/30)	3,938	3,157,488
1.75%, 02/15/32 (Call 11/15/31)	1,635	1,321,178
2.30%, 03/01/30 (Call 12/01/29)	2,205	1,925,230
2.38%, 03/15/33 (Call 12/15/32)(b)	2,900	2,417,527
2.50%, 08/15/24 (Call 07/15/24)	3,948	3,825,691
2.90%, 07/01/26 (Call 04/01/26)	1,604	1,531,371
3.05%, 03/01/50 (Call 09/01/49)	2,085	1,516,421
3.20%, 03/15/25 (Call 12/15/24)	2,830	2,752,854
3.38%, 11/15/27 (Call 08/15/27)	2,835	2,728,744
3.95%, 05/15/28 (Call 02/15/28)	3,616	3,542,559
4.88%, 04/01/29 (Call 03/01/29)	475	484,894
5.00%, 04/01/34 (Call 01/01/34)	730	746,841
5.70%, 05/15/41 (Call 11/15/40)	181	195,630
6.20%, 03/01/40	435	484,634
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	2,658	2,191,149
2.60%, 02/01/30 (Call 11/01/29)	2,682	2,366,677
2.95%, 01/15/52 (Call 07/15/51)	2,685	1,854,288
3.05%, 04/01/50 (Call 10/01/49)	1,391	970,320
3.20%, 06/01/32 (Call 03/01/32)	2,080	1,852,906
3.50%, 05/01/29 (Call 02/01/29)	2,076	1,946,956
4.20%, 01/15/33 (Call 10/15/32)	2,980	2,861,694
4.25%, 12/01/28 (Call 09/01/28)	2,517	2,481,410

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	$1,483	$1,347,157
1.15%, 03/15/28 (Call 01/15/28)	1,590	1,372,106
1.50%, 03/15/31 (Call 12/15/30)	1,488	1,205,771
2.00%, 06/01/29 (Call 04/01/29)	1,615	1,415,838
2.50%, 11/15/50 (Call 05/15/50)	1,082	706,524
2.95%, 06/01/41 (Call 12/01/40)	3,675	2,819,166
3.13%, 03/01/25 (Call 12/01/24)	726	707,552
3.15%, 11/15/27 (Call 08/15/27)	3,778	3,614,790
4.10%, 03/01/45 (Call 09/01/44)	180	160,492
4.15%, 04/15/32 (Call 01/15/32)	1,040	1,019,907
4.15%, 07/15/49 (Call 01/15/49)	2,947	2,666,564
4.63%, 02/15/30 (Call 12/15/29)	2,890	2,928,899
4.63%, 02/15/33 (Call 11/15/32)	5,315	5,378,408

		71,104,383

Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,566	1,715,678
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	2,748	2,363,527
3.13%, 04/24/50 (Call 10/24/49)	1,800	1,279,188
3.30%, 03/19/25 (Call 12/19/24)	1,684	1,636,646
3.95%, 03/15/25 (Call 01/15/25)	4,097	4,026,695
4.15%, 03/15/28 (Call 12/15/27)	3,697	3,639,881
4.80%, 03/15/48 (Call 09/15/47)	2,640	2,465,311
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	2,118	1,826,309
4.30%, 05/01/24 (Call 04/01/24)	4,250	4,209,965
4.60%, 11/01/25 (Call 09/01/25)	3,321	3,298,650
4.85%, 11/01/28 (Call 08/01/28)	3,520	3,515,565
5.30%, 11/01/38 (Call 05/01/38)	4,196	4,144,012
5.40%, 11/01/48 (Call 05/01/48)	3,548	3,445,818
7.00%, 10/01/28	2,529	2,777,550
8.25%, 09/15/30	2,055	2,410,988
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	1,730	1,445,415
3.50%, 10/01/26 (Call 07/01/26)	1,572	1,507,611
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	2,287	1,922,704
2.88%, 04/15/30 (Call 01/15/30)	3,364	3,056,766
3.00%, 02/01/51 (Call 08/01/50)	2,554	1,857,371
3.20%, 02/10/27 (Call 11/10/26)	3,052	2,944,661
4.00%, 04/17/25 (Call 02/17/25)	5,157	5,094,291
4.20%, 04/17/28 (Call 01/17/28)	6,753	6,716,804
4.70%, 04/17/48 (Call 10/17/47)	10	9,555
4.95%, 03/29/33 (Call 12/29/32)	1,940	1,976,744
5.24%, 11/18/25 (Call 11/18/23)	370	370,366
5.40%, 06/15/40	827	850,131
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	1,546	1,437,208
1.70%, 06/01/30 (Call 03/01/30)	1,222	1,024,464
2.05%, 11/15/24 (Call 10/15/24)	1,280	1,236,634
2.30%, 08/15/26 (Call 05/15/26)	4,107	3,907,235
2.45%, 11/15/29 (Call 08/15/29)	1,713	1,538,976
2.65%, 06/01/50 (Call 12/01/49)	620	433,151
3.13%, 11/15/49 (Call 05/15/49)	1,894	1,443,323
3.20%, 08/21/25 (Call 05/21/25)	878	852,169
3.38%, 08/15/46 (Call 02/15/46)	535	423,779
Hormel Foods Corp.
0.65%, 06/03/24 (Call 05/30/23)	307	293,458
1.70%, 06/03/28 (Call 04/03/28)	5,055	4,503,904

Security	Par (000)	Value

Food (continued)
1.80%, 06/11/30 (Call 03/11/30)	$862	$727,649
3.05%, 06/03/51 (Call 12/03/50)	3,135	2,295,478
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	1,314	1,155,348
3.20%, 10/01/26 (Call 07/01/26)	3,010	2,865,640
3.90%, 06/01/50 (Call 12/01/49)	2,160	1,627,970
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(f)	265	235,813
3.00%, 02/02/29 (Call 12/02/28)(f)	165	141,603
3.00%, 05/15/32 (Call 02/15/32)(f)	1,511	1,195,805
3.63%, 01/15/32 (Call 01/15/27)(f)	735	608,455
3.75%, 12/01/31 (Call 12/01/26)(f)	525	437,934
4.38%, 02/02/52 (Call 08/02/51)(f)	1,330	937,796
5.13%, 02/01/28 (Call 01/01/28)(f)	6,475	6,315,715
5.50%, 01/15/30 (Call 01/15/25)(f)	535	511,235
5.75%, 04/01/33 (Call 01/01/33)(f)	5,840	5,603,071
6.50%, 12/01/52 (Call 06/01/52)(f)	6,149	5,830,605
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	2,250	1,843,875
2.38%, 03/15/30 (Call 12/15/29)	2,300	1,992,927
2.75%, 09/15/41 (Call 03/15/41)	1,080	783,810
3.38%, 12/15/27 (Call 09/15/27)	2,985	2,849,332
3.50%, 03/15/25	5,650	5,516,434
3.55%, 03/15/50 (Call 09/15/49)	1,583	1,188,026
4.25%, 03/15/35	2,612	2,456,481
4.38%, 03/15/45	1,886	1,674,711
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	915	770,174
3.25%, 04/01/26	3,511	3,387,272
3.40%, 11/15/27 (Call 08/15/27)	2,131	2,036,426
4.30%, 05/15/28 (Call 02/15/28)	2,949	2,930,923
4.50%, 04/01/46	1,924	1,778,873
5.25%, 03/01/33 (Call 12/01/32)	1,500	1,543,725
Series B, 7.45%, 04/01/31	3,717	4,298,525
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,565	1,638,070
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	6,930	6,636,653
3.75%, 04/01/30 (Call 01/01/30)	2,740	2,600,863
3.88%, 05/15/27 (Call 02/15/27)	5,400	5,277,420
4.25%, 03/01/31 (Call 12/01/30)	1,712	1,669,080
4.38%, 06/01/46 (Call 12/01/45)	9,210	8,038,948
4.63%, 01/30/29 (Call 10/30/28)	1,965	1,992,097
4.63%, 10/01/39 (Call 04/01/39)	1,920	1,764,672
4.88%, 10/01/49 (Call 04/01/49)	3,930	3,636,861
5.00%, 07/15/35 (Call 01/15/35)	3,115	3,129,827
5.00%, 06/04/42	5,116	4,907,369
5.20%, 07/15/45 (Call 01/15/45)	6,565	6,361,091
5.50%, 06/01/50 (Call 12/01/49)	3,140	3,164,398
6.50%, 02/09/40	2,670	2,932,488
6.75%, 03/15/32	1,160	1,302,251
6.88%, 01/26/39	3,360	3,840,480
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	2,160	1,734,437
2.20%, 05/01/30 (Call 02/01/30)	3,233	2,725,581
2.65%, 10/15/26 (Call 07/15/26)	3,372	3,192,879
3.50%, 02/01/26 (Call 11/01/25)	4,071	3,971,545
3.70%, 08/01/27 (Call 05/01/27)	3,310	3,215,632
3.88%, 10/15/46 (Call 04/15/46)	2,086	1,649,588
3.95%, 01/15/50 (Call 07/15/49)	2,861	2,338,724

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.45%, 02/01/47 (Call 08/01/46)	$2,386	$2,119,412
4.50%, 01/15/29 (Call 10/15/28)	2,681	2,682,046
4.65%, 01/15/48 (Call 07/15/47)	1,994	1,789,774
5.00%, 04/15/42 (Call 10/15/41)	1,366	1,283,084
5.15%, 08/01/43 (Call 02/01/43)	1,720	1,634,757
5.40%, 07/15/40 (Call 01/15/40)	1,323	1,302,163
5.40%, 01/15/49 (Call 07/15/48)	2,207	2,186,850
6.90%, 04/15/38	1,570	1,802,862
7.50%, 04/01/31	1,178	1,379,697
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	3,005	2,712,223
1.85%, 02/15/31 (Call 11/15/30)	2,333	1,900,485
2.50%, 04/15/30 (Call 01/15/30)	2,670	2,312,781
3.15%, 08/15/24 (Call 06/15/24)	3,442	3,355,124
3.40%, 08/15/27 (Call 05/15/27)	4,480	4,270,829
4.20%, 08/15/47 (Call 02/15/47)	1,430	1,220,734
4.95%, 04/15/33 (Call 01/15/33)	1,455	1,455,888
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	4,388	4,113,487
1.50%, 02/04/31 (Call 11/04/30)	2,731	2,176,935
1.88%, 10/15/32 (Call 07/15/32)	2,129	1,702,519
2.63%, 03/17/27 (Call 01/17/27)	1,140	1,067,895
2.63%, 09/04/50 (Call 03/04/50)	3,910	2,602,027
2.75%, 04/13/30 (Call 01/13/30)	2,346	2,083,154
3.00%, 03/17/32 (Call 12/17/31)	225	198,866
4.13%, 05/07/28 (Call 02/07/28)	800	788,984
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	1,345	1,084,245
4.25%, 04/15/31 (Call 04/15/26)	1,980	1,726,362
6.25%, 07/01/33 (Call 04/01/33)	1,990	1,965,404
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	3,244	2,826,303
2.45%, 12/14/31 (Call 09/14/31)	1,460	1,224,867
3.15%, 12/14/51 (Call 06/14/51)	3,480	2,421,106
3.25%, 07/15/27 (Call 04/15/27)	3,471	3,307,620
3.30%, 07/15/26 (Call 04/15/26)	3,785	3,654,910
3.30%, 02/15/50 (Call 08/15/49)	1,949	1,420,743
3.75%, 10/01/25 (Call 07/01/25)	4,135	4,044,692
4.45%, 03/15/48 (Call 09/15/47)	1,943	1,688,525
4.50%, 04/01/46 (Call 10/01/45)	855	748,253
4.85%, 10/01/45 (Call 04/01/45)	2,345	2,145,886
5.38%, 09/21/35	1,904	1,964,338
5.95%, 04/01/30 (Call 01/01/30)	2,163	2,310,755
6.60%, 04/01/40 (Call 10/01/39)	770	852,375
6.60%, 04/01/50 (Call 10/01/49)	4,732	5,429,449
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	5,273	5,058,283
3.95%, 08/15/24 (Call 05/15/24)	4,721	4,655,614
4.00%, 03/01/26 (Call 01/01/26)	4,151	4,072,629
4.35%, 03/01/29 (Call 12/01/28)	5,144	5,030,060
4.55%, 06/02/47 (Call 12/02/46)	2,011	1,746,413
4.88%, 08/15/34 (Call 02/15/34)	2,936	2,931,332
5.10%, 09/28/48 (Call 03/28/48)	5,285	4,986,397
5.15%, 08/15/44 (Call 02/15/44)	2,541	2,424,444
Walmart Inc., 3.90%, 09/09/25	4,005	3,981,210

		352,709,879

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	2,318	2,167,631
4.50%, 08/01/24 (Call 05/01/24)	2,214	2,185,949

Security	Par (000)	Value

Forest Products & Paper (continued)
5.50%, 11/02/47 (Call 05/02/47)	$1,440	$1,290,830
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	660	643,619
5.50%, 01/17/27	3,019	3,034,759
Georgia-Pacific LLC
7.75%, 11/15/29	1,933	2,269,671
8.88%, 05/15/31	2,620	3,298,999
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	856	739,789
4.40%, 08/15/47 (Call 02/15/47)	3,288	2,841,851
4.80%, 06/15/44 (Call 12/15/43)	4,140	3,790,460
5.00%, 09/15/35 (Call 03/15/35)	825	809,300
5.15%, 05/15/46 (Call 11/15/45)	300	285,690
6.00%, 11/15/41 (Call 05/15/41)	2,831	2,962,443
7.30%, 11/15/39(b)	25	28,846
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	1,820	1,536,644
3.13%, 01/15/32 (Call 10/15/31)	867	689,300
3.75%, 01/15/31 (Call 10/15/30)	1,176	997,260
5.00%, 01/15/30 (Call 10/15/29)	3,771	3,524,000
6.00%, 01/15/29 (Call 10/15/28)	6,212	6,180,381

		39,277,422

Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	2,180	1,756,470
2.63%, 09/15/29 (Call 06/15/29)	1,240	1,125,337
2.85%, 02/15/52 (Call 08/15/51)	650	445,412
3.00%, 06/15/27 (Call 03/15/27)	2,345	2,225,264
3.38%, 09/15/49 (Call 03/15/49)	2,797	2,140,796
4.13%, 10/15/44 (Call 04/15/44)	1,771	1,548,739
4.13%, 03/15/49 (Call 09/15/48)	2,789	2,404,369
4.15%, 01/15/43 (Call 07/15/42)	2,574	2,293,280
4.30%, 10/01/48 (Call 04/01/48)	1,668	1,492,493
5.45%, 10/15/32 (Call 07/15/32)	40	42,384
5.50%, 06/15/41 (Call 12/15/40)	1,916	1,967,215
5.75%, 10/15/52 (Call 04/15/52)	1,600	1,751,952
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	2,660	2,184,259
4.00%, 04/01/28 (Call 01/01/28)	2,104	2,070,168
4.10%, 09/01/47 (Call 03/01/47)	1,088	920,492
4.40%, 07/01/32 (Call 04/01/32)(b)	1,990	1,952,787
5.25%, 03/01/28 (Call 02/01/28)	3,050	3,163,917
5.40%, 03/01/33 (Call 12/01/32)	3,730	3,881,475
5.85%, 01/15/41 (Call 07/15/40)	1,048	1,099,593
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	371	363,183
Series A, 2.50%, 11/15/24 (Call 10/15/24)	6,317	6,082,071
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	1,560	1,265,129
3.95%, 09/15/27 (Call 06/15/27)	624	589,062
4.75%, 09/01/28 (Call 06/01/28)	1,878	1,810,336
5.20%, 07/15/25 (Call 04/15/25)	1,684	1,678,106
5.50%, 01/15/26 (Call 12/15/25)	1,817	1,821,488
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	5,183	4,757,113
1.70%, 02/15/31 (Call 11/15/30)	3,940	3,166,184
2.95%, 09/01/29 (Call 06/01/29)	2,134	1,921,390
3.49%, 05/15/27 (Call 02/15/27)	3,194	3,064,036
3.60%, 05/01/30 (Call 02/01/30)	4,099	3,808,176
3.95%, 03/30/48 (Call 09/30/47)	2,986	2,462,554

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.38%, 05/15/47 (Call 11/15/46)	$2,256	$1,992,161
4.80%, 02/15/44 (Call 08/15/43)	3,139	2,936,880
5.00%, 06/15/52 (Call 12/15/51)	1,655	1,572,730
5.25%, 03/30/28 (Call 02/29/28)	675	689,485
5.25%, 02/15/43 (Call 08/15/42)	1,265	1,261,218
5.65%, 02/01/45 (Call 08/01/44)	2,142	2,232,757
5.95%, 06/15/41 (Call 12/15/40)	1,675	1,758,147
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	517	439,114
4.25%, 09/01/32 (Call 06/01/32)	450	440,370
4.50%, 11/01/48 (Call 05/01/48)	1,860	1,652,089
4.66%, 02/01/44 (Call 08/01/43)	1,518	1,400,977
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	2,635	2,216,931
3.35%, 06/01/50 (Call 12/01/49)	2,640	1,872,737
3.50%, 06/01/29 (Call 03/01/29)	2,304	2,156,267
3.64%, 11/01/46 (Call 05/01/46)	1,112	827,183
4.65%, 08/01/43 (Call 02/01/43)	785	712,442
5.05%, 05/15/52 (Call 11/15/51)	1,208	1,136,656
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	3,775	3,575,038
3.15%, 09/15/24 (Call 06/15/24)	3,675	3,601,463
3.20%, 06/15/25 (Call 03/15/25)	1,866	1,810,076
3.75%, 09/15/42 (Call 03/15/42)	1,330	1,103,488
5.13%, 11/15/40	1,800	1,787,436
6.35%, 11/15/52 (Call 05/15/52)	2,610	3,037,701
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	3,132	2,976,747
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,779	1,488,294
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	1,840	1,617,470
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	857	693,373
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	2,603	2,289,729
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	1,730	1,669,554
3.95%, 10/01/46 (Call 04/01/46)	2,298	1,825,141
4.40%, 06/01/43 (Call 12/01/42)	1,930	1,638,377
4.40%, 05/30/47 (Call 11/30/46)	1,953	1,659,542
5.15%, 09/15/32 (Call 03/15/32)	665	678,114
5.88%, 03/15/41 (Call 09/15/40)	2,140	2,246,272
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	2,839	2,275,828
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	1,800	1,239,012
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,468	1,218,734
3.18%, 08/15/51 (Call 02/15/51)	1,255	837,286
3.70%, 04/01/28 (Call 01/01/28)	1,833	1,740,782
3.80%, 09/29/46 (Call 03/29/46)	1,301	991,570
4.05%, 03/15/32 (Call 12/15/31)	2,747	2,544,876
4.15%, 06/01/49 (Call 12/01/48)	1,194	957,349
5.45%, 03/23/28 (Call 02/23/28)	565	574,328
5.80%, 12/01/27 (Call 11/01/27)	1,940	2,003,884
Spire Missouri Inc.
3.30%, 06/01/51 (Call 12/01/50)	310	224,207
4.80%, 02/15/33 (Call 11/15/32)	700	707,903
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	1,870	1,433,860
Series K, 3.80%, 09/15/46 (Call 03/15/46)	2,086	1,672,617

		144,673,425

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,365	1,129,565
4.63%, 06/15/28 (Call 03/15/28)	805	783,024

Security	Par (000)	Value

Hand & Machine Tools (continued)
Regal Rexnord Corp.
6.05%, 02/15/26(f)	$1,805	$1,830,559
6.05%, 04/15/28 (Call 03/15/28)(f)	2,870	2,896,088
6.30%, 02/15/30 (Call 12/15/29)(f)	910	925,425
6.40%, 04/15/33 (Call 01/15/33)(f)	1,935	1,971,397
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	1,544	1,169,981
3.25%, 03/01/27 (Call 12/01/26)	1,775	1,709,076
4.10%, 03/01/48 (Call 09/01/47)	920	820,051
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)(b)	2,192	1,861,315
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 05/30/23)	155	148,002
2.30%, 03/15/30 (Call 12/15/29)	3,355	2,800,284
2.75%, 11/15/50 (Call 05/15/50)	2,645	1,594,512
3.40%, 03/01/26 (Call 01/01/26)	3,875	3,739,336
4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(a)	2,700	2,065,041
4.25%, 11/15/28 (Call 08/15/28)	1,776	1,725,331
4.85%, 11/15/48 (Call 05/15/48)(b)	1,732	1,498,440
5.20%, 09/01/40	1,883	1,753,600
6.00%, 03/06/28 (Call 02/06/28)	7,230	7,491,509

		37,912,536

Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	4,775	4,240,343
1.40%, 06/30/30 (Call 03/30/30)	3,743	3,125,218
2.95%, 03/15/25 (Call 12/15/24)	4,585	4,478,628
3.75%, 11/30/26 (Call 08/30/26)	6,207	6,185,834
3.88%, 09/15/25 (Call 06/15/25)	3,134	3,105,324
4.75%, 11/30/36 (Call 05/30/36)	6,388	6,621,354
4.75%, 04/15/43 (Call 10/15/42)	3,415	3,445,428
4.90%, 11/30/46 (Call 05/30/46)	8,997	9,260,072
5.30%, 05/27/40	3,445	3,698,311
6.00%, 04/01/39	1,200	1,381,092
6.15%, 11/30/37	2,205	2,548,098
Baxter International Inc.
1.32%, 11/29/24	826	777,621
1.73%, 04/01/31 (Call 01/01/31)	910	715,160
1.92%, 02/01/27 (Call 01/01/27)	6,073	5,458,838
2.27%, 12/01/28 (Call 10/01/28)	5,475	4,775,514
2.54%, 02/01/32 (Call 11/01/31)(b)	1,135	934,332
2.60%, 08/15/26 (Call 05/15/26)	3,672	3,432,218
3.13%, 12/01/51 (Call 06/01/51)(b)	3,345	2,203,418
3.50%, 08/15/46 (Call 02/15/46)	2,043	1,466,016
3.95%, 04/01/30 (Call 01/01/30)	4,545	4,265,664
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	3,475	3,293,918
2.65%, 06/01/30 (Call 03/01/30)	2,261	1,999,425
4.55%, 03/01/39 (Call 09/01/38)	1,763	1,660,834
4.70%, 03/01/49 (Call 09/01/48)	2,334	2,224,395
6.75%, 11/15/35	1,083	1,240,013
7.38%, 01/15/40	1,166	1,438,727
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	3,883	2,637,139
2.80%, 12/10/51 (Call 06/10/51)	4,005	2,788,481
3.35%, 09/15/25 (Call 06/15/25)	1,016	992,744
4.38%, 09/15/45 (Call 03/15/45)	1,838	1,711,601
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	2,473	2,197,904

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	$3,649	$3,508,258
2.60%, 11/15/29 (Call 08/15/29)	3,256	2,938,247
3.25%, 11/15/39 (Call 05/15/39)	3,777	3,158,025
3.40%, 11/15/49 (Call 05/15/49)	2,314	1,825,283
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	2,366	2,363,871
GE Healthcare Holding LLC
5.55%, 11/15/24(f)	5,745	5,771,829
5.60%, 11/15/25 (Call 10/15/25)(f)	6,325	6,406,656
5.65%, 11/15/27 (Call 10/15/27)(f)	7,190	7,424,106
5.86%, 03/15/30 (Call 01/15/30)(f)	2,215	2,326,503
5.91%, 11/22/32 (Call 08/22/32)(f)	730	781,261
6.38%, 11/22/52 (Call 05/22/52)(f)	4,073	4,568,888
Koninklijke Philips NV
5.00%, 03/15/42	2,037	1,923,621
6.88%, 03/11/38	2,945	3,409,279
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	1,570	1,575,385
4.50%, 03/30/33 (Call 12/30/32)	2,965	2,990,410
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)(b)	30	27,240
4.38%, 03/15/35	7,900	7,878,275
4.63%, 03/15/45	7,207	7,275,106
PerkinElmer Inc.
0.85%, 09/15/24 (Call 05/09/23)	1,602	1,507,867
1.90%, 09/15/28 (Call 07/15/28)	2,448	2,112,844
2.25%, 09/15/31 (Call 06/15/31)	2,295	1,863,058
2.55%, 03/15/31 (Call 12/15/30)	1,100	916,267
3.30%, 09/15/29 (Call 06/15/29)	2,191	1,986,426
3.63%, 03/15/51 (Call 09/15/50)	1,180	874,828
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	4,605	3,750,819
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	3,026	2,541,780
3.75%, 03/15/51 (Call 09/15/50)	3,100	2,308,663
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	1,283	1,190,598
1.95%, 06/15/30 (Call 03/15/30)	3,843	3,259,978
2.90%, 06/15/50 (Call 12/15/49)	2,141	1,525,227
3.38%, 05/15/24 (Call 02/15/24)	3,940	3,868,371
3.38%, 11/01/25 (Call 08/01/25)	2,923	2,829,844
3.50%, 03/15/26 (Call 12/15/25)	5,629	5,487,937
3.65%, 03/07/28 (Call 12/07/27)	3,672	3,550,310
4.10%, 04/01/43 (Call 10/01/42)	2,498	2,195,867
4.38%, 05/15/44 (Call 11/15/43)	2,478	2,252,626
4.63%, 03/15/46 (Call 09/15/45)	2,235	2,107,493
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 05/09/23)	2,325	2,214,330
1.75%, 10/15/28 (Call 08/15/28)	3,480	3,091,736
2.00%, 10/15/31 (Call 07/15/31)	3,500	2,930,935
2.60%, 10/01/29 (Call 07/01/29)	3,589	3,261,683
2.80%, 10/15/41 (Call 04/15/41)	1,480	1,133,710
4.10%, 08/15/47 (Call 02/15/47)	3,114	2,831,436
4.80%, 11/21/27 (Call 10/21/27)	1,808	1,857,901
4.95%, 11/21/32 (Call 08/21/32)	1,855	1,932,261
5.30%, 02/01/44 (Call 08/01/43)	2,249	2,360,618
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 05/30/23)	2,060	1,949,584
2.60%, 11/24/31 (Call 08/24/31)	4,005	3,390,513
3.05%, 01/15/26 (Call 12/15/25)	2,743	2,628,672

Security	Par (000)	Value

Health Care - Products (continued)
3.55%, 04/01/25 (Call 01/01/25)	$1,110	$1,080,530
4.45%, 08/15/45 (Call 02/15/45)	2,674	2,326,888
5.75%, 11/30/39	428	435,965

		240,013,472

Health Care - Services — 0.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	1,209	818,239
Adventist Health System, 5.43%, 03/01/32 (Call 12/01/31)	395	398,812
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	888	787,088
3.63%, 03/01/49 (Call 09/01/48)	1,896	1,423,706
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	1,787	1,387,588
3.83%, 08/15/28 (Call 05/15/28)	1,186	1,152,401
4.27%, 08/15/48 (Call 02/15/48)	1,586	1,421,897
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	455	386,427
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	1,622	1,179,178
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	5,255	5,132,138
3.88%, 08/15/47 (Call 02/15/47)	1,140	897,476
4.13%, 11/15/42 (Call 05/15/42)	4,076	3,468,472
4.50%, 05/15/42 (Call 11/15/41)	2,241	2,017,841
4.75%, 03/15/44 (Call 09/15/43)	1,894	1,734,336
6.63%, 06/15/36	2,871	3,202,141
6.75%, 12/15/37	2,838	3,164,994
AHS Hospital Corp.
5.02%, 07/01/45	770	774,220
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	941	628,955
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	395	270,480
Series 2019, 3.89%, 04/15/49	2,528	2,138,056
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	2,088	2,005,545
4.55%, 05/15/52 (Call 11/15/51)	2,260	2,047,379
Ascension Health
3.95%, 11/15/46	3,555	3,104,546
4.85%, 11/15/53(b)	3,135	3,109,638
Series B, 2.53%, 11/15/29 (Call 08/15/29)	2,324	2,061,481
Series B, 3.11%, 11/15/39 (Call 05/15/39)	1,346	1,078,079
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	1,163	966,116
2.34%, 01/01/30 (Call 10/01/29)	2,412	2,103,192
2.91%, 01/01/42 (Call 07/01/41)	185	139,200
2.91%, 01/01/51 (Call 07/01/50)	1,552	1,066,659
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	1,603	1,172,594
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	510	316,980
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	708	544,247
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	2,629	2,243,063
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	860	741,406
4.19%, 11/15/45 (Call 05/15/45)	1,358	1,216,700
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,131	925,509
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	4,895	3,401,389
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	730	491,472

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	$1,928	$1,473,705
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	2,221	2,022,287
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	1,350	1,092,811
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	1,740	1,288,279
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	1,655	1,192,378
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(b)	1,150	975,315
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	3,035	2,647,795
2.50%, 03/01/31 (Call 12/01/30)	7,660	6,248,415
2.63%, 08/01/31 (Call 05/01/31)	3,090	2,526,260
3.00%, 10/15/30 (Call 07/15/30)	6,830	5,830,703
3.38%, 02/15/30 (Call 02/15/25)	2,390	2,110,752
4.25%, 12/15/27 (Call 12/15/23)	3,740	3,574,355
4.63%, 12/15/29 (Call 12/15/24)	7,285	6,885,855
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	1,881	1,201,658
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,723	1,530,024
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	505	336,133
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,658	1,524,846
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	1,628	1,089,360
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	1,136	754,804
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	1,754	1,718,043
City of Hope
Series 2013, 5.62%, 11/15/43	1,090	1,105,260
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	1,497	1,279,501
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	1,505	1,406,799
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	1,828	1,679,603
2.76%, 10/01/24 (Call 07/01/24)	264	256,220
2.78%, 10/01/30 (Call 04/01/30)	1,872	1,605,184
3.35%, 10/01/29 (Call 04/01/29)	3,045	2,750,701
3.82%, 10/01/49 (Call 04/01/49)	3,052	2,418,832
3.91%, 10/01/50 (Call 04/01/50)	1,304	1,030,995
4.19%, 10/01/49 (Call 04/01/49)	2,966	2,473,792
4.35%, 11/01/42	2,968	2,582,961
6.07%, 11/01/27 (Call 08/01/27)	1,756	1,826,416
6.46%, 11/01/52 (Call 05/01/52)	915	1,081,182
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	1,500	1,017,570
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	2,550	1,900,744
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	2,052	1,688,283
Dignity Health
4.50%, 11/01/42	1,030	911,179
5.27%, 11/01/64	1,330	1,266,173
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	1,761	1,519,479
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	3,440	3,165,488

Security	Par (000)	Value

Health Care - Services (continued)
2.25%, 05/15/30 (Call 02/15/30)	$3,273	$2,813,569
2.38%, 01/15/25 (Call 12/15/24)	2,885	2,774,476
2.55%, 03/15/31 (Call 12/15/30)	4,300	3,708,707
2.88%, 09/15/29 (Call 06/15/29)	3,252	2,970,930
3.13%, 05/15/50 (Call 11/15/49)	1,341	964,394
3.35%, 12/01/24 (Call 10/01/24)	5,954	5,813,962
3.50%, 08/15/24 (Call 05/15/24)	4,868	4,778,575
3.60%, 03/15/51 (Call 09/15/50)	5,418	4,223,060
3.65%, 12/01/27 (Call 09/01/27)	5,523	5,358,028
3.70%, 09/15/49 (Call 03/15/49)	4,287	3,393,461
4.10%, 03/01/28 (Call 12/01/27)	5,028	4,958,966
4.38%, 12/01/47 (Call 06/01/47)	5,288	4,696,008
4.55%, 03/01/48 (Call 09/01/47)	4,195	3,798,153
4.63%, 05/15/42	1,814	1,692,988
4.65%, 01/15/43	4,385	4,123,303
4.65%, 08/15/44 (Call 02/15/44)	1,967	1,816,485
4.75%, 02/15/33 (Call 11/15/32)	1,805	1,815,884
4.90%, 02/08/26 (Call 02/08/24)	300	299,403
5.10%, 01/15/44	3,873	3,773,115
5.13%, 02/15/53 (Call 08/15/52)	2,565	2,544,506
5.35%, 10/15/25 (Call 09/15/25)	2,690	2,727,176
5.50%, 10/15/32 (Call 07/15/32)	2,360	2,493,505
5.85%, 01/15/36	1,014	1,080,600
5.95%, 12/15/34	700	752,514
6.10%, 10/15/52 (Call 04/15/52)	2,115	2,355,793
6.38%, 06/15/37	1,425	1,597,054
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	205	158,387
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)(b)	662	668,395
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	1,496	1,317,198
4.50%, 07/01/57 (Call 01/01/57)	1,635	1,479,462
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	2,001	1,446,083
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	1,942	1,326,658
Hartford HealthCare Corp., 3.45%, 07/01/54	2,065	1,511,972
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	4,515	3,685,324
3.13%, 03/15/27 (Call 02/15/27)(f)	3,190	2,995,123
3.38%, 03/15/29 (Call 01/15/29)(f)	1,457	1,327,910
3.50%, 09/01/30 (Call 03/01/30)	11,005	9,903,399
3.50%, 07/15/51 (Call 01/15/51)	5,690	3,965,987
3.63%, 03/15/32 (Call 12/15/31)(f)	5,247	4,644,644
4.13%, 06/15/29 (Call 03/15/29)	8,305	7,874,054
4.38%, 03/15/42 (Call 09/15/41)(f)	1,405	1,178,247
4.50%, 02/15/27 (Call 08/15/26)	5,823	5,721,796
4.63%, 03/15/52 (Call 09/15/51)(f)	5,185	4,298,572
5.13%, 06/15/39 (Call 12/15/38)	3,775	3,537,326
5.25%, 04/15/25	5,751	5,764,400
5.25%, 06/15/26 (Call 12/15/25)	7,190	7,210,060
5.25%, 06/15/49 (Call 12/15/48)	5,556	5,026,235
5.38%, 02/01/25	12,450	12,458,839
5.38%, 09/01/26 (Call 03/01/26)	5,053	5,090,847
5.50%, 06/15/47 (Call 12/15/46)	7,067	6,639,729
5.63%, 09/01/28 (Call 03/01/28)	6,597	6,735,405
5.88%, 02/15/26 (Call 08/15/25)	7,160	7,271,410
5.88%, 02/01/29 (Call 08/01/28)	4,895	5,046,549
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	1,577	1,308,547

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	$4,755	$4,216,544
2.15%, 02/03/32 (Call 11/03/31)	3,135	2,536,434
3.13%, 08/15/29 (Call 05/15/29)	2,467	2,238,210
3.70%, 03/23/29 (Call 02/23/29)	2,240	2,115,882
3.85%, 10/01/24 (Call 07/01/24)	3,834	3,773,346
3.95%, 03/15/27 (Call 12/15/26)	2,394	2,327,662
3.95%, 08/15/49 (Call 02/15/49)	1,782	1,461,988
4.50%, 04/01/25 (Call 03/01/25)	2,553	2,537,299
4.63%, 12/01/42 (Call 06/01/42)	1,670	1,521,320
4.80%, 03/15/47 (Call 09/14/46)	2,090	1,902,882
4.88%, 04/01/30 (Call 01/01/30)	2,169	2,177,850
4.95%, 10/01/44 (Call 04/01/44)	2,811	2,621,848
5.50%, 03/15/53 (Call 09/15/52)	150	153,018
5.70%, 03/13/26 (Call 03/13/24)	500	503,965
5.75%, 03/01/28 (Call 02/01/28)	761	793,396
5.88%, 03/01/33 (Call 12/01/32)	2,190	2,356,812
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	335	292,981
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	2,615	2,268,382
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	835	577,002
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	1,189	1,031,850
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	2,179	1,680,009
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	275	215,886
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	2,956	2,496,372
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	4,078	3,881,400
4.15%, 05/01/47 (Call 11/01/46)	6,067	5,486,449
4.88%, 04/01/42	2,482	2,459,439
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	4,373	3,352,429
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	3,422	2,561,743
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	2,832	2,027,684
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	2,510	2,267,961
2.30%, 12/01/24 (Call 11/01/24)	2,195	2,101,405
2.70%, 06/01/31 (Call 03/01/31)	2,520	2,171,056
2.95%, 12/01/29 (Call 09/01/29)	2,252	2,035,177
3.25%, 09/01/24 (Call 07/01/24)	3,012	2,941,971
3.60%, 02/01/25 (Call 11/01/24)	4,144	4,043,425
3.60%, 09/01/27 (Call 06/01/27)	3,385	3,259,586
4.70%, 02/01/45 (Call 08/01/44)	3,148	2,852,277
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	199	171,466
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	1,264	1,040,348
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	1,835	1,373,406
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	2,326	1,668,137
Mayo Clinic
3.77%, 11/15/43	245	211,739
Series 2016, 4.13%, 11/15/52	3,256	2,938,931
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	2,426	1,681,873
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	2,137	1,936,186
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,742	1,337,839
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	1,568	1,200,445

Security	Par (000)	Value

Health Care - Services (continued)
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	$1,730	$1,528,161
5.00%, 07/01/42	690	691,483
Series 2015, 4.20%, 07/01/55	2,084	1,830,127
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	781	555,658
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)(b)	1,321	1,287,143
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	1,991	1,321,566
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	1,988	1,414,005
Montefiore Obligated Group
4.29%, 09/01/50	1,216	760,596
Series 18-C, 5.24%, 11/01/48 (Call 05/01/48)	1,802	1,332,651
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	690	545,217
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	1,408	1,155,940
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	2,045	1,602,073
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	1,626	1,145,354
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	1,413	895,729
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	851	802,604
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	1,079	749,786
2.61%, 08/01/60 (Call 02/01/60)	1,728	1,070,600
4.02%, 08/01/45	3,024	2,637,049
4.06%, 08/01/56	553	481,210
Series 2019, 3.95%, 08/01/2119 (Call 02/01/19)	1,835	1,373,993
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	2,600	2,012,218
3.98%, 11/01/46 (Call 11/01/45)	2,810	2,253,451
4.26%, 11/01/47 (Call 11/01/46)	1,730	1,452,871
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(b)	380	250,264
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	961	757,153
3.17%, 11/01/51 (Call 05/01/51)	2,904	2,121,227
3.32%, 11/01/61 (Call 05/01/61)	1,376	963,984
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	1,260	810,167
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	2,015	1,516,026
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	1,604	1,342,099
2.83%, 11/15/41 (Call 05/15/41)	1,425	1,067,425
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	1,531	1,126,984
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	1,493	1,082,410
4.09%, 10/01/48 (Call 04/01/48)	1,577	1,322,283
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	1,597	1,481,665
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	1,787	1,627,117
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	1,943	1,375,178
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	917	738,818
2.86%, 01/01/52 (Call 07/01/51)	1,496	1,014,677
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	1,381	967,915

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	$1,205	$1,195,854
Providence St Joseph Health Obligated Group 5.40%, 10/01/33 (Call 04/01/33)	1,000	1,003,210
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	3,187	2,726,510
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	2,195	1,351,264
Series A, 3.93%, 10/01/48 (Call 04/01/48)	2,090	1,650,849
Series H, 2.75%, 10/01/26 (Call 07/01/26)	1,077	1,005,498
Series I, 3.74%, 10/01/47	1,508	1,162,427
Queen’s Health Systems (The), 4.81%, 07/01/52
(Call 01/01/52)	1,006	981,584
Quest Diagnostics Inc. 2.80%, 06/30/31 (Call 03/30/31)	2,411	2,108,757
2.95%, 06/30/30 (Call 03/30/30)	2,937	2,632,316
3.45%, 06/01/26 (Call 03/01/26)	3,477	3,364,623
3.50%, 03/30/25 (Call 12/30/24)	1,353	1,317,457
4.20%, 06/30/29 (Call 03/30/29)	2,603	2,572,415
4.70%, 03/30/45 (Call 09/30/44)	886	803,434
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	960	700,963
Rush Obligated Group, Series 2020, 3.92%, 11/15/29
(Call 08/15/29)	673	633,966
RWJ Barnabas Health Inc. 3.48%, 07/01/49 (Call 01/01/49)	1,079	839,904
3.95%, 07/01/46 (Call 07/01/45)	2,263	1,898,906
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	1,790	1,221,496
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	1,249	873,613
Sharp HealthCare, Series 20B, 2.68%, 08/01/50
(Call 08/01/49)	936	618,930
SSM Health Care Corp. 4.89%, 06/01/28	2,000	2,009,220
Series A, 3.82%, 06/01/27 (Call 03/01/27)	75	72,311
Stanford Health Care 3.03%, 08/15/51 (Call 02/15/51)	1,835	1,330,210
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	2,181	1,829,008
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	680	624,050
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	1,595	1,153,121
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	2,054	1,953,909
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	2,161	1,791,080
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	1,109	1,020,369
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	1,489	1,258,488
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	857	657,850
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	2,014	1,465,125
Texas Health Resources 2.33%, 11/15/50 (Call 05/15/50)	2,192	1,319,979
4.33%, 11/15/55	729	644,494
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	1,960	1,918,076
Trinity Health Corp. 4.13%, 12/01/45	1,166	1,039,046
Series 2019, 3.43%, 12/01/48(b)	1,800	1,440,162
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	996	729,540
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	490	492,327
UnitedHealth Group Inc. 3.70%, 05/15/27 (Call 04/15/27)	3,080	3,020,587
0.55%, 05/15/24 (Call 05/09/23)	710	679,349
1.15%, 05/15/26 (Call 04/15/26)	3,225	2,956,744
1.25%, 01/15/26	2,503	2,312,997

Security	Par (000)	Value

Health Care - Services (continued)
2.00%, 05/15/30	$4,975	$4,274,221
2.30%, 05/15/31 (Call 02/15/31)	4,790	4,147,900
2.38%, 08/15/24	4,706	4,566,232
2.75%, 05/15/40 (Call 11/15/39)	4,621	3,529,427
2.88%, 08/15/29	3,869	3,571,358
2.90%, 05/15/50 (Call 11/15/49)	4,613	3,305,906
2.95%, 10/15/27	3,214	3,056,964
3.05%, 05/15/41 (Call 11/15/40)	4,102	3,257,767
3.10%, 03/15/26	3,617	3,511,456
3.13%, 05/15/60 (Call 11/15/59)	2,029	1,443,938
3.25%, 05/15/51 (Call 11/15/50)	4,850	3,672,614
3.38%, 04/15/27	3,033	2,944,254
3.45%, 01/15/27	3,558	3,466,880
3.50%, 08/15/39 (Call 02/15/39)	4,344	3,728,846
3.70%, 12/15/25	2,184	2,142,089
3.70%, 08/15/49 (Call 02/15/49)	4,002	3,294,687
3.75%, 07/15/25	8,214	8,103,932
3.75%, 10/15/47 (Call 04/15/47)	3,781	3,159,971
3.85%, 06/15/28	4,431	4,357,002
3.88%, 12/15/28	2,887	2,831,685
3.88%, 08/15/59 (Call 02/15/59)	3,255	2,639,903
3.95%, 10/15/42 (Call 04/15/42)	2,590	2,279,304
4.00%, 05/15/29 (Call 03/15/29)	3,460	3,401,042
4.20%, 05/15/32 (Call 02/15/32)	5,375	5,270,510
4.20%, 01/15/47 (Call 07/15/46)	3,654	3,250,233
4.25%, 01/15/29 (Call 12/15/28)	5,345	5,337,731
4.25%, 03/15/43 (Call 09/15/42)	1,786	1,669,856
4.25%, 04/15/47 (Call 10/15/46)	2,794	2,525,273
4.25%, 06/15/48 (Call 12/15/47)	5,308	4,811,065
4.38%, 03/15/42 (Call 09/15/41)	2,049	1,910,795
4.45%, 12/15/48 (Call 06/15/48)	3,906	3,629,260
4.50%, 04/15/33 (Call 01/15/33)	5,190	5,199,965
4.63%, 07/15/35	5,016	5,063,953
4.63%, 11/15/41 (Call 05/15/41)	3,001	2,901,667
4.75%, 07/15/45	7,800	7,605,000
4.75%, 05/15/52 (Call 11/15/51)	6,825	6,625,505
4.95%, 05/15/62 (Call 11/15/61)	4,525	4,433,685
5.00%, 10/15/24	3,005	3,021,708
5.05%, 04/15/53 (Call 10/15/52)	5,355	5,434,308
5.15%, 10/15/25	1,315	1,340,642
5.20%, 04/15/63 (Call 10/15/62)	3,855	3,926,780
5.25%, 02/15/28 (Call 01/15/28)	2,415	2,522,274
5.30%, 02/15/30 (Call 12/15/29)	3,100	3,270,872
5.35%, 02/15/33 (Call 11/15/32)	4,600	4,904,612
5.70%, 10/15/40 (Call 04/15/40)	1,869	2,027,155
5.80%, 03/15/36	1,945	2,142,028
5.88%, 02/15/53 (Call 08/15/52)	6,470	7,303,207
5.95%, 02/15/41 (Call 08/15/40)	2,000	2,209,160
6.05%, 02/15/63 (Call 08/15/62)	2,620	3,017,009
6.50%, 06/15/37	2,768	3,212,596
6.63%, 11/15/37	3,298	3,877,986
6.88%, 02/15/38	4,516	5,486,353
Universal Health Services Inc. 1.65%, 09/01/26 (Call 08/01/26)	3,840	3,394,637
2.65%, 10/15/30 (Call 07/15/30)	3,148	2,619,577
2.65%, 01/15/32 (Call 10/15/31)	2,475	2,008,561
UPMC 5.04%, 05/15/33 (Call 02/15/33)	5	4,972
Series D-1, 3.60%, 04/03/25	405	395,393
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	652	470,222

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
West Virginia United Health System Obligated Group,
Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	$753	$509,480
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	2,178	1,971,852
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(b)	990	646,777
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	2,521	1,600,003

		752,917,198

Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	2,280	1,983,874
2.88%, 06/15/27 (Call 05/15/27)(b)	1,270	1,109,967
2.88%, 06/15/28 (Call 04/15/28)	4,595	3,857,732
3.20%, 11/15/31 (Call 08/15/31)	2,405	1,855,001
3.25%, 07/15/25 (Call 06/15/25)	4,103	3,802,537
3.88%, 01/15/26 (Call 12/15/25)	1,861	1,734,471
4.20%, 06/10/24 (Call 05/10/24)	3,396	3,312,526
4.25%, 03/01/25 (Call 01/01/25)	2,542	2,429,211
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	1,920	1,644,595
2.95%, 03/10/26 (Call 02/10/26)	2,065	1,837,375
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)	785	698,823
Blackstone Private Credit Fund
1.75%, 09/15/24(b)	1,475	1,376,308
2.35%, 11/22/24	689	643,078
2.63%, 12/15/26 (Call 11/15/26)	2,625	2,232,116
2.70%, 01/15/25 (Call 11/15/24)	1,885	1,753,992
3.25%, 03/15/27 (Call 02/15/27)	6,425	5,536,487
4.00%, 01/15/29 (Call 11/15/28)	2,345	1,977,327
4.70%, 03/24/25	3,329	3,208,324
7.05%, 09/29/25(f)	2,960	2,965,979
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	1,214	1,024,859
2.75%, 09/16/26 (Call 08/16/26)	1,570	1,374,017
2.85%, 09/30/28 (Call 07/30/28)	2,275	1,871,938
3.63%, 01/15/26 (Call 12/15/25)	1,062	976,477
FS KKR Capital Corp.
1.65%, 10/12/24	2,517	2,331,774
2.63%, 01/15/27 (Call 12/15/26)	2,845	2,429,488
3.13%, 10/12/28 (Call 08/12/28)	3,060	2,542,064
3.25%, 07/15/27 (Call 06/15/27)	2,090	1,805,426
3.40%, 01/15/26 (Call 12/15/25)	1,505	1,371,762
4.13%, 02/01/25 (Call 01/01/25)(b)	1,148	1,089,073
4.63%, 07/15/24 (Call 06/15/24)	1,659	1,612,913
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	1,105	1,010,766
3.75%, 02/10/25 (Call 01/10/25)(b)	1,616	1,549,518
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	3,158	2,618,140
2.50%, 08/24/26 (Call 07/24/26)	1,785	1,543,936
Main Street Capital Corp. 3.00%, 07/14/26 (Call 06/14/26)	2,370	2,082,709
5.20%, 05/01/24	1,909	1,876,471
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	355	332,891
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	3,293	2,847,688
3.50%, 02/25/25 (Call 01/25/25)	931	889,850
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	2,972	2,530,153

Security	Par (000)	Value

Holding Companies - Diversified (continued)
2.88%, 06/11/28 (Call 04/11/28)	$3,370	$2,763,939
3.40%, 07/15/26 (Call 06/15/26)	1,560	1,395,794
3.75%, 07/22/25 (Call 06/22/25)	2,391	2,210,886
4.00%, 03/30/25 (Call 02/28/25)	1,502	1,417,122
4.25%, 01/15/26 (Call 12/15/25)	2,255	2,101,773
Owl Rock Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)	3,140	2,682,596
Owl Rock Core Income Corp. 3.13%, 09/23/26 (Call 08/23/26)	1,600	1,380,560
4.70%, 02/08/27 (Call 01/08/27)	1,335	1,217,346
5.50%, 03/21/25	360	349,988
7.75%, 09/16/27 (Call 08/16/27)(f)	330	331,386
Owl Rock Technology Finance Corp., 2.50%, 01/15/27
(Call 12/15/26)	1,175	990,560
Prospect Capital Corp. 3.36%, 11/15/26 (Call 10/15/26)	2,170	1,834,692
3.44%, 10/15/28 (Call 08/15/28)	2,050	1,593,608
3.71%, 01/22/26 (Call 12/22/25)	2,189	1,946,568
Sixth Street Specialty Lending Inc. 2.50%, 08/01/26 (Call 07/01/26)	530	468,525
3.88%, 11/01/24 (Call 10/01/24)	1,339	1,284,878

		103,641,857

Home Builders — 0.1%
DR Horton Inc. 1.30%, 10/15/26 (Call 09/15/26)	4,260	3,814,532
1.40%, 10/15/27 (Call 08/15/27)(b)	1,359	1,186,108
2.50%, 10/15/24 (Call 09/15/24)	3,029	2,918,017
2.60%, 10/15/25 (Call 09/15/25)	936	882,152
Lennar Corp. 4.75%, 05/30/25 (Call 02/28/25)	2,600	2,580,864
4.75%, 11/29/27 (Call 05/29/27)	4,283	4,242,097
5.00%, 06/15/27 (Call 12/15/26)	2,058	2,056,765
5.25%, 06/01/26 (Call 12/01/25)	2,241	2,254,401
5.88%, 11/15/24 (Call 05/15/24)	2,044	2,054,322
MDC Holdings Inc. 2.50%, 01/15/31 (Call 07/15/30)	2,087	1,640,069
3.85%, 01/15/30 (Call 07/15/29)	1,876	1,649,736
3.97%, 08/06/61 (Call 02/06/61)	1,250	758,888
6.00%, 01/15/43 (Call 10/15/42)	2,652	2,342,724
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	858	770,527
PulteGroup Inc. 5.00%, 01/15/27 (Call 10/15/26)	2,235	2,236,140
5.50%, 03/01/26 (Call 12/01/25)	1,425	1,439,008
6.00%, 02/15/35	1,423	1,471,169
6.38%, 05/15/33	1,786	1,895,392
7.88%, 06/15/32(b)	469	544,298
Toll Brothers Finance Corp. 3.80%, 11/01/29 (Call 08/01/29)(b)	2,410	2,186,569
4.35%, 02/15/28 (Call 11/15/27)	2,270	2,176,181
4.88%, 11/15/25 (Call 08/15/25)	2,712	2,689,219
4.88%, 03/15/27 (Call 12/15/26)	2,740	2,683,227

		46,472,405

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25
(Call 02/15/25)	2,376	2,337,295
Leggett & Platt Inc. 3.50%, 11/15/27 (Call 08/15/27)	3,297	3,099,905
3.50%, 11/15/51 (Call 05/15/51)	2,335	1,748,331
3.80%, 11/15/24 (Call 08/15/24)	1,748	1,710,033

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
4.40%, 03/15/29 (Call 12/15/28)	$2,077	$2,022,105
Whirlpool Corp. 2.40%, 05/15/31 (Call 02/15/31)	1,675	1,380,552
3.70%, 05/01/25	1,926	1,888,289
4.50%, 06/01/46 (Call 12/01/45)	2,128	1,754,451
4.60%, 05/15/50 (Call 11/15/49)(b)	2,110	1,769,340
4.70%, 05/14/32 (Call 02/14/32)	1,279	1,234,133
4.75%, 02/26/29 (Call 11/26/28)	3,381	3,376,808
5.50%, 03/01/33 (Call 12/01/32)	1,660	1,683,572

		24,004,814

Household Products & Wares — 0.1%
Avery Dennison Corp. 0.85%, 08/15/24 (Call 05/30/23)	377	356,872
2.25%, 02/15/32 (Call 11/15/31)	2,570	2,066,588
2.65%, 04/30/30 (Call 01/30/30)	1,512	1,295,104
4.88%, 12/06/28 (Call 09/06/28)	3,646	3,656,464
5.75%, 03/15/33 (Call 12/15/32)	2,600	2,730,312
Church & Dwight Co. Inc. 2.30%, 12/15/31 (Call 09/15/31)	1,594	1,343,758
3.15%, 08/01/27 (Call 05/01/27)	3,331	3,215,914
3.95%, 08/01/47 (Call 02/01/47)	1,894	1,588,914
5.00%, 06/15/52 (Call 12/15/51)	2,020	2,022,889
5.60%, 11/15/32 (Call 08/15/32)	2,850	3,062,325
Clorox Co. (The) 1.80%, 05/15/30 (Call 02/15/30)	2,144	1,782,736
3.10%, 10/01/27 (Call 07/01/27)	2,868	2,732,344
3.90%, 05/15/28 (Call 02/15/28)	2,443	2,390,207
4.40%, 05/01/29 (Call 03/01/29)	1,910	1,899,552
4.60%, 05/01/32 (Call 02/01/32)	2,849	2,854,670
Kimberly-Clark Corp. 1.05%, 09/15/27 (Call 07/15/27)	2,381	2,107,637
2.00%, 11/02/31 (Call 08/02/31)	1,908	1,619,720
2.75%, 02/15/26	1,634	1,577,594
2.88%, 02/07/50 (Call 08/07/49)	1,449	1,069,463
3.05%, 08/15/25	1,258	1,222,751
3.10%, 03/26/30 (Call 12/26/29)	1,898	1,770,929
3.20%, 04/25/29 (Call 01/25/29)	1,630	1,554,482
3.20%, 07/30/46 (Call 01/30/46)	2,425	1,875,544
3.90%, 05/04/47 (Call 11/04/46)	1,552	1,351,978
3.95%, 11/01/28 (Call 08/01/28)	2,407	2,402,523
4.50%, 02/16/33 (Call 11/16/32)	2,240	2,294,656
5.30%, 03/01/41	1,690	1,789,592
6.63%, 08/01/37	1,868	2,294,857

		55,930,375

Insurance — 0.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	660	788,581
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(a)	2,785	2,698,498
Aflac Inc. 1.13%, 03/15/26 (Call 02/15/26)	605	553,992
2.88%, 10/15/26 (Call 07/15/26)	1,927	1,822,113
3.60%, 04/01/30 (Call 01/01/30)	4,693	4,428,878
4.00%, 10/15/46 (Call 04/15/46)	1,381	1,133,663
4.75%, 01/15/49 (Call 07/15/48)	2,673	2,472,659
Alleghany Corp. 3.25%, 08/15/51 (Call 02/15/51)	1,150	834,946
3.63%, 05/15/30 (Call 02/15/30)	2,739	2,612,869
4.90%, 09/15/44 (Call 03/15/44)	1,725	1,658,553

Security	Par (000)	Value

Insurance (continued)
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	$2,340	$2,269,777
Allstate Corp. (The) 0.75%, 12/15/25 (Call 11/15/25)	2,195	1,978,310
1.45%, 12/15/30 (Call 09/15/30)	1,434	1,135,886
3.28%, 12/15/26 (Call 09/15/26)	2,932	2,799,386
3.85%, 08/10/49 (Call 02/10/49)	2,658	2,114,333
4.20%, 12/15/46 (Call 06/15/46)	3,282	2,770,238
4.50%, 06/15/43	1,198	1,079,925
5.25%, 03/30/33 (Call 12/30/32)	1,465	1,492,366
5.35%, 06/01/33	1,464	1,498,009
5.55%, 05/09/35	2,341	2,456,388
5.95%, 04/01/36	316	347,186
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(a)	1,926	1,888,597
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	1,822	1,796,747
American Financial Group Inc./OH 4.50%, 06/15/47 (Call 12/15/46)	585	489,698
5.25%, 04/02/30 (Call 01/02/30)	442	448,984
American International Group Inc. 2.50%, 06/30/25 (Call 05/30/25)	4,051	3,846,384
3.40%, 06/30/30 (Call 03/30/30)	1,480	1,339,237
3.88%, 01/15/35 (Call 07/15/34)	235	209,397
3.90%, 04/01/26 (Call 01/01/26)	3,889	3,801,147
4.20%, 04/01/28 (Call 01/01/28)	485	476,876
4.38%, 06/30/50 (Call 12/30/49)	3,739	3,202,753
4.50%, 07/16/44 (Call 01/16/44)	895	783,483
4.75%, 04/01/48 (Call 10/01/47)	3,773	3,419,885
4.80%, 07/10/45 (Call 01/10/45)	4,465	4,075,831
5.13%, 03/27/33 (Call 12/27/32)	2,710	2,723,550
6.25%, 05/01/36	415	445,063
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(a)	2,858	2,753,140
Aon Corp. 2.80%, 05/15/30 (Call 02/15/30)	2,376	2,098,151
3.75%, 05/02/29 (Call 02/02/29)	2,417	2,316,960
4.50%, 12/15/28 (Call 09/15/28)	1,191	1,176,601
6.25%, 09/30/40	1,399	1,508,598
8.21%, 01/01/27	60	61,141
Aon Corp./Aon Global Holdings PLC 2.05%, 08/23/31 (Call 05/23/31)	3,640	2,968,274
2.60%, 12/02/31 (Call 09/02/31)	1,370	1,158,445
2.85%, 05/28/27 (Call 04/28/27)	2,025	1,885,417
2.90%, 08/23/51 (Call 02/23/51)	2,420	1,604,339
3.90%, 02/28/52 (Call 08/28/51)	3,225	2,596,383
5.00%, 09/12/32 (Call 06/12/32)	1,475	1,493,614
5.35%, 02/28/33 (Call 11/28/32)	1,300	1,344,265
Aon Global Ltd. 3.50%, 06/14/24 (Call 03/01/24)	3,098	3,042,298
3.88%, 12/15/25 (Call 09/15/25)	1,251	1,224,179
4.60%, 06/14/44 (Call 03/14/44)	2,267	2,023,093
4.75%, 05/15/45 (Call 11/15/44)	2,159	1,986,885
Arch Capital Finance LLC 4.01%, 12/15/26 (Call 09/15/26)	2,907	2,838,627
5.03%, 12/15/46 (Call 06/15/46)	1,464	1,337,847
Arch Capital Group Ltd. 3.64%, 06/30/50 (Call 12/30/49)	4,097	3,111,344
7.35%, 05/01/34(b)	795	934,141
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,240	2,102,352

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Arthur J Gallagher & Co. 2.40%, 11/09/31 (Call 08/09/31)	$2,620	$2,148,767
3.05%, 03/09/52 (Call 09/09/51)	1,480	968,749
3.50%, 05/20/51 (Call 11/20/50)	1,517	1,102,859
5.50%, 03/02/33 (Call 12/02/32)	380	392,491
5.75%, 03/02/53 (Call 09/02/52)	768	785,357
Assurant Inc. 2.65%, 01/15/32 (Call 10/15/31)	1,435	1,110,403
3.70%, 02/22/30 (Call 11/22/29)	1,912	1,689,577
4.90%, 03/27/28 (Call 12/27/27)	1,745	1,704,778
Assured Guaranty U.S. Holdings Inc. 3.15%, 06/15/31 (Call 03/15/31)	2,361	2,059,170
3.60%, 09/15/51 (Call 03/15/51)	610	424,792
5.00%, 07/01/24(b)	1,995	1,981,873
Athene Holding Ltd. 3.45%, 05/15/52 (Call 11/15/51)	1,465	901,590
3.50%, 01/15/31 (Call 10/15/30)	1,780	1,476,296
3.95%, 05/25/51 (Call 11/25/50)	2,940	1,980,443
4.13%, 01/12/28 (Call 10/12/27)	4,140	3,771,830
6.15%, 04/03/30 (Call 01/03/30)	1,267	1,269,648
6.65%, 02/01/33 (Call 11/01/32)	2,205	2,245,506
AXA SA, 8.60%, 12/15/30	25	30,333
AXIS Specialty Finance LLC 3.90%, 07/15/29 (Call 04/15/29)	1,464	1,375,077
4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(a)	1,471	1,184,361
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	2,119	2,039,792
Berkshire Hathaway Finance Corp. 1.45%, 10/15/30 (Call 07/15/30)	3,520	2,924,733
1.85%, 03/12/30 (Call 12/12/29)	2,586	2,246,587
2.30%, 03/15/27 (Call 02/15/27)	3,850	3,671,244
2.50%, 01/15/51 (Call 07/15/50)	4,600	3,076,388
2.85%, 10/15/50 (Call 04/15/50)	5,404	3,862,347
2.88%, 03/15/32 (Call 12/15/31)	3,314	3,001,987
3.85%, 03/15/52 (Call 09/15/51)	4,385	3,728,259
4.20%, 08/15/48 (Call 02/15/48)	8,597	7,964,261
4.25%, 01/15/49 (Call 07/15/48)	6,054	5,709,588
4.30%, 05/15/43	3,067	2,880,649
4.40%, 05/15/42	3,838	3,715,069
5.75%, 01/15/40	3,638	4,091,659
Berkshire Hathaway Inc. 3.13%, 03/15/26 (Call 12/15/25)	10,961	10,692,784
4.50%, 02/11/43	4,800	4,652,688
Brighthouse Financial Inc. 3.70%, 06/22/27 (Call 03/22/27)	145	134,999
3.85%, 12/22/51 (Call 06/22/51)	1,290	807,346
4.70%, 06/22/47 (Call 12/22/46)	3,577	2,671,947
5.63%, 05/15/30 (Call 02/15/30)(b)	2,794	2,732,197
Brown & Brown Inc. 2.38%, 03/15/31 (Call 12/15/30)	3,918	3,213,544
4.20%, 09/15/24 (Call 06/15/24)	4,015	3,965,977
4.20%, 03/17/32 (Call 12/17/31)	1,290	1,188,129
4.50%, 03/15/29 (Call 12/15/28)	2,015	1,966,056
4.95%, 03/17/52 (Call 09/17/51)	2,700	2,328,831
Chubb Corp. (The) 6.00%, 05/11/37	3,529	3,920,825
Series 1, 6.50%, 05/15/38	105	122,040
Chubb INA Holdings Inc. 1.38%, 09/15/30 (Call 06/15/30)	1,290	1,047,506

Security	Par (000)	Value

Insurance (continued)
2.85%, 12/15/51 (Call 06/15/51)	$1,220	$860,881
3.05%, 12/15/61 (Call 06/15/61)	3,635	2,505,605
3.15%, 03/15/25	3,090	3,009,196
3.35%, 05/15/24	540	531,198
3.35%, 05/03/26 (Call 02/03/26)	1,822	1,783,337
4.15%, 03/13/43	2,460	2,182,709
4.35%, 11/03/45 (Call 05/03/45)	5,695	5,259,162
6.70%, 05/15/36	255	293,355
Cincinnati Financial Corp. 6.13%, 11/01/34	305	336,461
6.92%, 05/15/28	799	887,593
CNA Financial Corp. 2.05%, 08/15/30 (Call 05/15/30)	900	738,972
3.45%, 08/15/27 (Call 05/10/27)	2,262	2,141,277
3.90%, 05/01/29 (Call 02/01/29)	2,306	2,188,486
3.95%, 05/15/24 (Call 02/15/24)	3,018	2,972,006
4.50%, 03/01/26 (Call 12/01/25)	2,414	2,392,057
CNO Financial Group Inc. 5.25%, 05/30/25 (Call 02/28/25)	1,403	1,390,738
5.25%, 05/30/29 (Call 02/28/29)	2,385	2,269,685
Corebridge Financial Inc. 3.50%, 04/04/25 (Call 03/04/25)(f)	3,360	3,229,498
3.65%, 04/05/27 (Call 03/05/27)(f)	3,801	3,584,837
3.85%, 04/05/29 (Call 02/05/29)(f)	2,445	2,230,109
3.90%, 04/05/32 (Call 01/05/32)(f)	3,370	2,962,028
4.35%, 04/05/42 (Call 10/05/41)(f)	1,775	1,464,765
4.40%, 04/05/52 (Call 10/05/51)(f)	1,855	1,450,721
6.88%, 12/15/52 (Call 09/15/27), (5-year CMT + 3.846%)(a)(f)	410	374,412
Enstar Group Ltd. 3.10%, 09/01/31 (Call 03/01/31)	1,261	989,608
4.95%, 06/01/29 (Call 03/01/29)	2,266	2,154,014
Equitable Holdings Inc. 4.35%, 04/20/28 (Call 01/20/28)	5,188	5,006,991
5.00%, 04/20/48 (Call 10/20/47)	4,972	4,321,364
5.59%, 01/11/33 (Call 10/11/32)	5,385	5,355,813
7.00%, 04/01/28	174	189,749
Everest Reinsurance Holdings Inc. 3.13%, 10/15/52 (Call 04/15/52)	2,773	1,857,771
3.50%, 10/15/50 (Call 04/15/50)	3,519	2,532,589
4.87%, 06/01/44	1,681	1,554,454
F&G Annuities & Life Inc., 7.40%, 01/13/28
(Call 12/13/27)(f)	1,971	2,005,177
Fairfax Financial Holdings Ltd. 3.38%, 03/03/31 (Call 12/03/30)	1,807	1,537,287
4.63%, 04/29/30 (Call 01/29/30)	1,632	1,558,821
4.85%, 04/17/28 (Call 01/17/28)	2,764	2,713,695
5.63%, 08/16/32 (Call 05/16/32)(f)	785	778,280
Fidelity National Financial Inc. 2.45%, 03/15/31 (Call 12/15/30)	2,379	1,939,266
3.20%, 09/17/51 (Call 03/17/51)	1,660	1,018,360
3.40%, 06/15/30 (Call 03/15/30)	2,765	2,444,288
4.50%, 08/15/28 (Call 05/15/28)	2,382	2,326,595
First American Financial Corp. 2.40%, 08/15/31 (Call 05/15/31)	2,112	1,645,396
4.00%, 05/15/30 (Call 02/15/30)	1,125	1,023,469
4.60%, 11/15/24	2,693	2,648,000
Globe Life Inc. 2.15%, 08/15/30 (Call 05/15/30)	3,682	2,999,762
4.55%, 09/15/28 (Call 06/15/28)	2,945	2,889,663

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.80%, 06/15/32 (Call 03/15/32)	$200	$194,768
Hanover Insurance Group Inc. (The) 2.50%, 09/01/30 (Call 06/01/30)	2,155	1,732,620
4.50%, 04/15/26 (Call 01/15/26)	2,152	2,136,656
Hartford Financial Services Group Inc. (The) 2.80%, 08/19/29 (Call 05/19/29)	3,000	2,650,440
2.90%, 09/15/51 (Call 03/15/51)	1,825	1,204,463
3.60%, 08/19/49 (Call 02/19/49)	3,016	2,283,052
4.30%, 04/15/43	1,519	1,273,742
4.40%, 03/15/48 (Call 09/15/47)	1,898	1,619,525
5.95%, 10/15/36	1,205	1,279,132
6.10%, 10/01/41	1,844	1,918,037
Jackson Financial Inc. 3.13%, 11/23/31 (Call 08/23/31)	1,125	907,177
4.00%, 11/23/51 (Call 05/23/51)	815	545,683
5.17%, 06/08/27 (Call 05/08/27)(b)	1,135	1,119,609
5.67%, 06/08/32 (Call 03/08/32)(b)	650	644,000
Kemper Corp. 2.40%, 09/30/30 (Call 06/30/30)	1,615	1,305,614
3.80%, 02/23/32 (Call 11/23/31)	740	640,485
4.35%, 02/15/25 (Call 11/15/24)	765	745,898
Lincoln National Corp. 3.05%, 01/15/30 (Call 10/15/29)	2,036	1,658,485
3.35%, 03/09/25	1,478	1,406,553
3.40%, 01/15/31 (Call 10/15/30)(b)	2,314	1,862,886
3.40%, 03/01/32 (Call 12/01/31)	384	303,030
3.63%, 12/12/26 (Call 09/15/26)	1,763	1,608,773
3.80%, 03/01/28 (Call 12/01/27)	2,249	2,012,608
4.35%, 03/01/48 (Call 09/01/47)	1,838	1,299,742
4.38%, 06/15/50 (Call 12/15/49)(b)	1,287	913,152
6.30%, 10/09/37	1,160	1,159,536
7.00%, 06/15/40	1,963	1,981,570
Loews Corp. 3.20%, 05/15/30 (Call 02/15/30)	2,740	2,484,961
3.75%, 04/01/26 (Call 01/01/26)	4,362	4,292,426
4.13%, 05/15/43 (Call 11/15/42)	2,817	2,403,267
6.00%, 02/01/35	297	321,143
Manulife Financial Corp. 2.48%, 05/19/27 (Call 03/19/27)	2,525	2,351,861
3.70%, 03/16/32 (Call 12/16/31)	2,590	2,403,883
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(a)	2,946	2,785,767
4.15%, 03/04/26	4,521	4,448,980
5.38%, 03/04/46	1,148	1,158,711
Markel Corp. 3.35%, 09/17/29 (Call 06/17/29)	1,250	1,147,437
3.45%, 05/07/52 (Call 11/07/51)	2,395	1,712,090
3.50%, 11/01/27 (Call 08/01/27)	1,997	1,899,826
4.15%, 09/17/50 (Call 03/17/50)	2,101	1,681,073
4.30%, 11/01/47 (Call 05/01/47)	1,411	1,171,031
5.00%, 04/05/46	2,415	2,207,962
5.00%, 05/20/49 (Call 11/20/48)	1,670	1,537,786
Marsh & McLennan Companies Inc. 2.25%, 11/15/30 (Call 08/15/30)	3,150	2,689,942
2.38%, 12/15/31 (Call 09/15/31)	355	296,957
2.90%, 12/15/51 (Call 06/15/51)	755	516,858
3.50%, 06/03/24 (Call 03/03/24)	4,243	4,170,233
3.50%, 03/10/25 (Call 12/10/24)	4,251	4,161,176
3.75%, 03/14/26 (Call 12/14/25)	3,964	3,886,821
4.20%, 03/01/48 (Call 09/01/47)	2,895	2,496,445

Security	Par (000)	Value

Insurance (continued)
4.35%, 01/30/47 (Call 07/30/46)	$2,982	$2,622,192
4.38%, 03/15/29 (Call 12/15/28)	6,092	6,054,900
4.75%, 03/15/39 (Call 09/15/38)	2,063	1,966,493
4.90%, 03/15/49 (Call 09/15/48)	4,041	3,894,473
5.45%, 03/15/53 (Call 09/15/52)	680	706,336
5.75%, 11/01/32 (Call 08/01/32)	815	875,114
5.88%, 08/01/33	765	834,737
6.25%, 11/01/52 (Call 05/01/52)	710	815,272
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,140	2,071,606
MetLife Inc. 3.00%, 03/01/25	3,873	3,749,645
3.60%, 11/13/25 (Call 08/13/25)	2,773	2,708,583
4.05%, 03/01/45	3,782	3,193,369
4.13%, 08/13/42	3,328	2,875,958
4.55%, 03/23/30 (Call 12/23/29)	4,510	4,519,651
4.60%, 05/13/46 (Call 11/13/45)	2,109	1,901,158
4.72%, 12/15/44	2,691	2,474,724
4.88%, 11/13/43	3,205	3,014,751
5.00%, 07/15/52 (Call 01/15/52)	2,035	1,931,764
5.25%, 01/15/54 (Call 07/15/53)	4,030	3,982,970
5.70%, 06/15/35	5,218	5,555,239
5.88%, 02/06/41	3,277	3,450,189
6.38%, 06/15/34	1,171	1,320,923
6.40%, 12/15/66 (Call 12/15/31)	3,094	3,101,395
6.50%, 12/15/32(b)	1,645	1,854,869
10.75%, 08/01/69 (Call 08/01/34)	2,082	2,721,070
Munich Re America Corp., Series B, 7.45%, 12/15/26	235	255,360
Nationwide Financial Services Inc., 6.75%, 05/15/87	159	152,117
Old Republic International Corp. 3.85%, 06/11/51 (Call 12/11/50)	1,644	1,212,598
3.88%, 08/26/26 (Call 07/26/26)	3,411	3,278,346
4.88%, 10/01/24 (Call 09/01/24)	2,744	2,712,087
PartnerRe Finance B LLC 3.70%, 07/02/29 (Call 04/02/29)	2,306	2,181,153
4.50%, 10/01/50 (Call 04/01/30), (5-year CMT + 3.815%)(a)	177	149,891
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(b)	1,313	1,106,872
Principal Financial Group Inc. 2.13%, 06/15/30 (Call 03/12/30)	3,109	2,593,061
3.10%, 11/15/26 (Call 08/15/26)	2,835	2,702,237
3.40%, 05/15/25 (Call 02/15/25)	2,929	2,829,707
3.70%, 05/15/29 (Call 02/15/29)	1,480	1,406,622
4.30%, 11/15/46 (Call 05/15/46)	1,459	1,211,889
4.35%, 05/15/43	1,808	1,503,008
4.63%, 09/15/42	516	455,086
5.38%, 03/15/33 (Call 12/15/32)	785	798,855
5.50%, 03/15/53 (Call 09/15/52)	1,225	1,187,882
6.05%, 10/15/36	1,880	1,988,946
Progressive Corp. (The) 2.45%, 01/15/27	2,831	2,640,559
2.50%, 03/15/27 (Call 02/15/27)	3,335	3,118,358
3.00%, 03/15/32 (Call 12/15/31)	1,245	1,121,135
3.20%, 03/26/30 (Call 12/26/29)	3,886	3,584,135
3.70%, 01/26/45	717	588,492
3.70%, 03/15/52 (Call 09/15/51)	1,285	1,030,609
3.95%, 03/26/50 (Call 09/26/49)	2,004	1,683,340
4.00%, 03/01/29 (Call 12/01/28)	2,852	2,794,989
4.13%, 04/15/47 (Call 10/15/46)	5,136	4,479,568
4.20%, 03/15/48 (Call 09/15/47)	1,575	1,380,204

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.35%, 04/25/44	$768	$686,853
6.25%, 12/01/32	820	922,869
6.63%, 03/01/29	321	357,793
Prudential Financial Inc. 1.50%, 03/10/26 (Call 02/10/26)	2,481	2,285,497
2.10%, 03/10/30 (Call 12/10/29)	3,645	3,148,150
3.00%, 03/10/40 (Call 09/10/39)	2,282	1,741,485
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(a)	415	357,726
3.70%, 03/13/51 (Call 09/13/50)	5,334	4,110,647
3.88%, 03/27/28 (Call 12/27/27)	2,742	2,676,411
3.91%, 12/07/47 (Call 06/07/47)	3,596	2,901,001
3.94%, 12/07/49 (Call 06/07/49)	3,991	3,225,766
4.35%, 02/25/50 (Call 08/25/49)	3,802	3,269,112
4.42%, 03/27/48 (Call 09/27/47)	1,748	1,508,279
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(a)	3,022	2,785,287
4.60%, 05/15/44	2,776	2,510,226
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(a)	520	472,649
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(a)	3,802	3,630,378
5.70%, 12/14/36	2,544	2,733,833
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(a)	3,572	3,471,305
5.75%, 07/15/33	317	340,274
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(a)	220	212,747
6.63%, 12/01/37	865	988,038
6.63%, 06/21/40	1,465	1,643,876
6.75%, 03/01/53 (Call 12/01/32), (5-year CMT + 2.848%)(a)	180	180,481
Prudential Funding Asia PLC 3.13%, 04/14/30	2,781	2,503,484
3.63%, 03/24/32	2,805	2,559,703
Reinsurance Group of America Inc. 3.15%, 06/15/30 (Call 03/15/30)	2,516	2,211,237
3.90%, 05/15/29 (Call 02/15/29)	2,848	2,676,436
3.95%, 09/15/26 (Call 06/15/26)	2,966	2,867,054
RenaissanceRe Finance Inc. 3.45%, 07/01/27 (Call 04/01/27)	1,363	1,298,435
3.70%, 04/01/25 (Call 01/01/25)	445	435,691
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	2,335	2,168,071
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	330	313,002
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	3,165	2,494,938
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,748	2,242,492
Travelers Companies Inc. (The) 2.55%, 04/27/50 (Call 10/27/49)	2,201	1,455,191
3.05%, 06/08/51 (Call 12/08/50)	3,199	2,295,698
3.75%, 05/15/46 (Call 11/15/45)	1,845	1,509,856
4.00%, 05/30/47 (Call 11/30/46)	2,794	2,403,427
4.05%, 03/07/48 (Call 09/07/47)	1,955	1,689,589
4.10%, 03/04/49 (Call 09/04/48)	2,006	1,742,271
4.30%, 08/25/45 (Call 02/25/45)	1,487	1,344,159
4.60%, 08/01/43	1,000	943,160
5.35%, 11/01/40	2,522	2,654,027
6.25%, 06/15/37	3,388	3,844,228

Security	Par (000)	Value

Insurance (continued)
6.75%, 06/20/36	$1,102	$1,291,291
Travelers Property Casualty Corp., 6.38%, 03/15/33	1,313	1,515,530
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)	2,188	2,147,500
Unum Group 4.00%, 06/15/29 (Call 03/15/29)	2,031	1,949,273
4.13%, 06/15/51 (Call 12/15/50)	2,000	1,451,780
4.50%, 12/15/49 (Call 06/15/49)	745	556,589
5.75%, 08/15/42	2,380	2,237,724
W R Berkley Corp. 3.15%, 09/30/61 (Call 03/30/61)	1,465	942,054
3.55%, 03/30/52 (Call 09/30/51)	713	521,246
4.00%, 05/12/50 (Call 11/12/49)	2,569	2,062,727
4.75%, 08/01/44	1,246	1,151,292
Willis North America Inc. 2.95%, 09/15/29 (Call 06/15/29)	2,884	2,551,186
3.60%, 05/15/24 (Call 03/15/24)	2,240	2,196,342
3.88%, 09/15/49 (Call 03/15/49)	1,985	1,463,124
4.50%, 09/15/28 (Call 06/15/28)	2,658	2,588,307
4.65%, 06/15/27 (Call 05/15/27)	3,233	3,183,600
5.05%, 09/15/48 (Call 03/15/48)	2,222	1,922,230
XLIT Ltd., 5.25%, 12/15/43	1,145	1,158,992

		650,633,092

Internet — 0.5%
Alibaba Group Holding Ltd. 2.13%, 02/09/31 (Call 11/09/30)(b)	2,275	1,888,500
2.70%, 02/09/41 (Call 08/09/40)	865	583,858
3.15%, 02/09/51 (Call 08/09/50)	6,060	3,973,542
3.25%, 02/09/61 (Call 08/09/60)	3,633	2,284,975
3.40%, 12/06/27 (Call 09/06/27)	9,949	9,392,353
3.60%, 11/28/24 (Call 08/28/24)	9,959	9,737,811
4.00%, 12/06/37 (Call 06/06/37)	4,445	3,843,680
4.20%, 12/06/47 (Call 06/06/47)	6,965	5,570,537
4.40%, 12/06/57 (Call 06/06/57)	3,335	2,664,332
4.50%, 11/28/34 (Call 05/28/34)	2,867	2,713,243
Alphabet Inc. 0.45%, 08/15/25 (Call 07/15/25)	3,653	3,368,395
0.80%, 08/15/27 (Call 06/15/27)	4,630	4,085,281
1.10%, 08/15/30 (Call 05/15/30)	7,244	5,986,079
1.90%, 08/15/40 (Call 02/15/40)	5,148	3,616,007
2.00%, 08/15/26 (Call 05/15/26)	8,706	8,217,855
2.05%, 08/15/50 (Call 02/15/50)	9,423	5,994,065
2.25%, 08/15/60 (Call 02/15/60)	3,995	2,466,793
Amazon.com Inc. 0.45%, 05/12/24	9,890	9,466,312
0.80%, 06/03/25 (Call 05/03/25)	2,160	2,012,278
1.00%, 05/12/26 (Call 04/12/26)	10,900	9,950,392
1.20%, 06/03/27 (Call 04/03/27)	2,198	1,966,990
1.50%, 06/03/30 (Call 03/03/30)	8,085	6,754,856
1.65%, 05/12/28 (Call 03/12/28)	10,675	9,500,536
2.10%, 05/12/31 (Call 02/12/31)	10,270	8,814,022
2.50%, 06/03/50 (Call 12/03/49)	7,286	4,915,281
2.70%, 06/03/60 (Call 12/03/59)	7,335	4,776,185
2.80%, 08/22/24 (Call 06/22/24)	9,034	8,843,834
2.88%, 05/12/41 (Call 11/12/40)	8,149	6,395,091
3.00%, 04/13/25	810	791,978
3.10%, 05/12/51 (Call 11/12/50)	11,180	8,420,105
3.15%, 08/22/27 (Call 05/22/27)	14,548	14,016,707
3.25%, 05/12/61 (Call 11/12/60)	6,265	4,628,143
3.30%, 04/13/27 (Call 03/13/27)	6,190	6,013,214

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.45%, 04/13/29 (Call 02/13/29)	$3,605	$3,481,349
3.60%, 04/13/32 (Call 01/13/32)	7,025	6,675,787
3.80%, 12/05/24 (Call 09/05/24)	6,695	6,637,758
3.88%, 08/22/37 (Call 02/22/37)	11,682	10,920,334
3.95%, 04/13/52 (Call 10/13/51)	8,675	7,648,834
4.05%, 08/22/47 (Call 02/22/47)	11,903	10,797,092
4.10%, 04/13/62 (Call 10/13/61)	4,423	3,852,168
4.25%, 08/22/57 (Call 02/22/57)	7,291	6,621,686
4.55%, 12/01/27 (Call 11/01/27)	1,655	1,684,873
4.60%, 12/01/25	4,885	4,933,117
4.65%, 12/01/29 (Call 10/01/29)	3,630	3,715,232
4.70%, 11/29/24	3,600	3,617,964
4.70%, 12/01/32 (Call 09/01/32)	5,325	5,476,922
4.80%, 12/05/34 (Call 06/05/34)	4,762	4,944,242
4.95%, 12/05/44 (Call 06/05/44)	5,203	5,389,788
5.20%, 12/03/25 (Call 09/03/25)	4,290	4,387,555
Baidu Inc. 1.63%, 02/23/27 (Call 01/23/27)(b)	1,524	1,357,884
1.72%, 04/09/26 (Call 03/09/26)	520	472,576
2.38%, 10/09/30 (Call 07/09/30)	69	57,964
2.38%, 08/23/31 (Call 05/23/31)(b)	760	627,106
3.08%, 04/07/25 (Call 03/07/25)(b)	545	524,862
3.43%, 04/07/30 (Call 01/07/30)	1,425	1,296,907
3.63%, 07/06/27	1,964	1,878,095
4.13%, 06/30/25	2,421	2,371,345
4.38%, 05/14/24 (Call 04/14/24)(b)	3,149	3,123,525
4.38%, 03/29/28 (Call 12/29/27)(b)	2,260	2,212,653
4.88%, 11/14/28 (Call 08/14/28)	1,965	1,965,452
Booking Holdings Inc. 3.55%, 03/15/28 (Call 12/15/27)	3,454	3,330,761
3.60%, 06/01/26 (Call 03/01/26)	4,191	4,096,409
3.65%, 03/15/25 (Call 12/15/24)	3,166	3,108,284
4.63%, 04/13/30 (Call 01/13/30)	6,329	6,360,772
eBay Inc. 1.40%, 05/10/26 (Call 04/10/26)	3,790	3,455,798
1.90%, 03/11/25 (Call 02/11/25)	4,072	3,852,845
2.60%, 05/10/31 (Call 02/10/31)	3,145	2,675,703
2.70%, 03/11/30 (Call 12/11/29)	4,071	3,573,076
3.45%, 08/01/24 (Call 05/01/24)	4,318	4,232,849
3.60%, 06/05/27 (Call 03/05/27)	4,435	4,277,735
3.65%, 05/10/51 (Call 11/10/50)	2,340	1,745,242
4.00%, 07/15/42 (Call 01/15/42)	3,556	2,905,465
5.90%, 11/22/25 (Call 10/22/25)	170	174,762
5.95%, 11/22/27 (Call 10/22/27)	1,300	1,361,308
6.30%, 11/22/32 (Call 08/22/32)	1,660	1,797,149
Expedia Group Inc. 2.95%, 03/15/31 (Call 12/15/30)(b)	2,638	2,228,978
3.25%, 02/15/30 (Call 11/15/29)	4,519	3,969,399
3.80%, 02/15/28 (Call 11/15/27)	2,044	1,928,800
4.63%, 08/01/27 (Call 05/01/27)	1,181	1,159,943
5.00%, 02/15/26 (Call 11/15/25)	4,092	4,096,665
JD.com Inc. 3.38%, 01/14/30 (Call 10/14/29)	2,265	2,042,713
3.88%, 04/29/26	885	859,025
4.13%, 01/14/50 (Call 07/14/49)	1,975	1,538,584
Meta Platforms Inc. 3.50%, 08/15/27 (Call 07/15/27)	11,230	10,903,993
3.85%, 08/15/32 (Call 05/15/32)	10,590	10,003,314
4.45%, 08/15/52 (Call 02/15/52)	9,445	8,316,417
4.65%, 08/15/62 (Call 02/15/62)	5,250	4,631,287

Security	Par (000)	Value

Internet (continued)
Netflix Inc. 4.38%, 11/15/26	$50	$49,688
4.88%, 04/15/28	435	438,176
5.88%, 11/15/28	330	348,411
Tencent Music Entertainment Group 1.38%, 09/03/25 (Call 08/03/25)	1,214	1,108,673
2.00%, 09/03/30 (Call 06/03/30)	3,021	2,402,873
VeriSign Inc. 2.70%, 06/15/31 (Call 03/15/31)	3,510	2,983,535
4.75%, 07/15/27 (Call 07/15/23)	3,020	2,966,486
5.25%, 04/01/25 (Call 01/01/25)	2,105	2,111,820
Weibo Corp. 3.38%, 07/08/30 (Call 04/08/30)	3,109	2,512,010
3.50%, 07/05/24 (Call 06/05/24)	2,749	2,680,467

		406,555,715

Iron & Steel — 0.1%
ArcelorMittal SA 4.25%, 07/16/29(b)	2,440	2,326,125
4.55%, 03/11/26	3,040	2,992,272
6.55%, 11/29/27 (Call 10/29/27)	3,555	3,710,958
6.75%, 03/01/41	1,915	1,934,456
6.80%, 11/29/32 (Call 08/29/32)	2,355	2,463,471
7.00%, 10/15/39	2,225	2,351,936
Nucor Corp. 2.00%, 06/01/25 (Call 05/01/25)	3,792	3,573,126
2.70%, 06/01/30 (Call 03/01/30)	3,324	2,938,050
2.98%, 12/15/55 (Call 06/15/55)	5,707	3,793,957
3.13%, 04/01/32 (Call 01/01/32)	250	222,058
3.85%, 04/01/52 (Call 10/01/51)	485	396,022
3.95%, 05/23/25	2,565	2,532,578
3.95%, 05/01/28 (Call 02/01/28)	1,333	1,297,995
4.30%, 05/23/27 (Call 04/23/27)	3,350	3,332,145
4.40%, 05/01/48 (Call 11/01/47)	214	188,707
5.20%, 08/01/43 (Call 02/01/43)	405	409,491
6.40%, 12/01/37	363	419,686
Reliance Steel & Aluminum Co. 1.30%, 08/15/25 (Call 07/15/25)	2,973	2,730,522
2.15%, 08/15/30 (Call 05/15/30)	370	311,233
Steel Dynamics Inc. 1.65%, 10/15/27 (Call 08/15/27)	1,030	897,903
2.40%, 06/15/25 (Call 05/15/25)	1,797	1,701,543
2.80%, 12/15/24 (Call 11/15/24)	3,033	2,907,525
3.25%, 01/15/31 (Call 10/15/30)	2,251	2,003,660
3.25%, 10/15/50 (Call 04/15/50)	1,879	1,294,011
3.45%, 04/15/30 (Call 01/15/30)	1,419	1,291,035
5.00%, 12/15/26 (Call 12/15/23)	2,323	2,317,448
Vale Overseas Ltd. 3.75%, 07/08/30 (Call 04/08/30)	4,364	3,899,932
6.25%, 08/10/26	3,503	3,627,251
6.88%, 11/21/36	7,115	7,411,696
6.88%, 11/10/39	4,890	5,086,627
8.25%, 01/17/34	530	618,733
Vale SA, 5.63%, 09/11/42	1,046	1,016,911

		71,999,063

Leisure Time — 0.0%
Brunswick Corp. 0.85%, 08/18/24 (Call 05/30/23)	1,928	1,813,689
2.40%, 08/18/31 (Call 05/18/31)	1,409	1,074,813
4.40%, 09/15/32 (Call 06/15/32)	2,430	2,146,565

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
5.10%, 04/01/52 (Call 10/01/51)(b)	$1,540	$1,145,067
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,809	2,692,061
4.63%, 07/28/45 (Call 01/28/45)	1,469	1,144,219

		10,016,414

Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	2,296	2,079,258
3.70%, 01/15/31 (Call 10/15/30)	1,160	1,028,038
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 05/30/23)	2,055	1,954,141
4.38%, 09/15/28 (Call 06/15/28)	2,425	2,347,982
4.85%, 03/15/26 (Call 12/15/25)	3,358	3,352,963
5.38%, 04/23/25 (Call 03/23/25)	2,493	2,501,127
5.75%, 04/23/30 (Call 01/23/30)	2,092	2,150,053
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	1,996	1,950,292
3.75%, 10/01/25 (Call 07/01/25)	1,890	1,829,671
4.90%, 04/15/29 (Call 03/15/29)	550	546,442
5.00%, 10/15/27 (Call 09/15/27)	2,810	2,837,566
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	1,904	1,886,064
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	3,086	3,126,303
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	4,892	4,745,289
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	2,334	2,047,315
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	431	367,432
Series II, 2.75%, 10/15/33 (Call 07/15/33)	2,665	2,155,878
Series R, 3.13%, 06/15/26 (Call 03/15/26)	4,108	3,909,460
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,724	1,666,625

		42,481,899

Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	710	705,122
4.38%, 05/08/42	260	240,446
Caterpillar Financial Services Corp.
0.45%, 05/17/24	51	48,721
0.60%, 09/13/24	1,544	1,464,947
0.80%, 11/13/25	939	858,039
0.90%, 03/02/26	745	679,663
1.10%, 09/14/27	1,241	1,094,860
1.15%, 09/14/26	2,955	2,672,561
1.45%, 05/15/25	1,125	1,059,559
1.70%, 01/08/27(b)	3,010	2,767,996
2.15%, 11/08/24	4,576	4,414,467
2.40%, 08/09/26	2,389	2,255,335
2.85%, 05/17/24	3,284	3,215,594
3.25%, 12/01/24	2,870	2,811,366
3.30%, 06/09/24	4,075	4,014,201
3.40%, 05/13/25	150	147,110
3.60%, 08/12/27	3,675	3,600,361
3.65%, 08/12/25	2,930	2,883,149
4.80%, 01/06/26	280	284,407
4.90%, 01/17/25	3,695	3,717,946
5.40%, 03/10/25	75	76,238
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	525	444,239
2.60%, 09/19/29 (Call 06/19/29)	3,078	2,819,079
2.60%, 04/09/30 (Call 01/09/30)	4,520	4,074,509
3.25%, 09/19/49 (Call 03/19/49)	4,319	3,476,147
3.25%, 04/09/50 (Call 10/09/49)	4,537	3,652,966

Security	Par (000)	Value

Machinery (continued)
3.40%, 05/15/24 (Call 02/15/24)	$4,486	$4,439,256
3.80%, 08/15/42	6,193	5,556,855
4.30%, 05/15/44 (Call 11/15/43)	2,077	1,997,679
4.75%, 05/15/64 (Call 11/15/63)	2,288	2,257,341
5.20%, 05/27/41	1,751	1,867,021
5.30%, 09/15/35	575	614,244
6.05%, 08/15/36	1,338	1,523,126
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,600	1,436,880
1.88%, 01/15/26 (Call 12/15/25)	1,750	1,622,040
3.95%, 05/23/25	1,985	1,939,405
4.55%, 04/10/28 (Call 03/10/28)	1,780	1,761,043
5.45%, 10/14/25	1,445	1,462,282
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	2,900	2,785,508
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	3,030	2,937,706
2.88%, 09/07/49 (Call 03/07/49)	2,030	1,555,711
3.10%, 04/15/30 (Call 01/15/30)	2,686	2,500,639
3.75%, 04/15/50 (Call 10/15/49)(b)	3,496	3,131,612
3.90%, 06/09/42 (Call 12/09/41)	4,389	4,053,022
5.38%, 10/16/29	1,640	1,748,322
7.13%, 03/03/31(b)	775	917,670
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	2,105	1,898,647
3.15%, 11/15/25 (Call 08/15/25)	2,466	2,370,837
5.38%, 10/15/35	142	149,212
5.38%, 03/01/41 (Call 12/01/40)(b)	1,925	1,954,010
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	2,140	1,731,281
3.50%, 10/01/30 (Call 07/01/30)	2,188	1,932,048
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	1,775	1,509,992
3.00%, 05/01/30 (Call 02/01/30)	1,409	1,244,232
John Deere Capital Corp.
0.45%, 06/07/24	2,615	2,497,900
0.63%, 09/10/24	1,460	1,384,255
0.70%, 01/15/26	3,650	3,324,748
1.05%, 06/17/26	2,130	1,942,198
1.25%, 01/10/25	1,675	1,587,799
1.30%, 10/13/26	1,675	1,518,940
1.45%, 01/15/31	2,875	2,348,214
1.50%, 03/06/28	1,705	1,514,603
1.70%, 01/11/27	2,310	2,114,482
1.75%, 03/09/27	2,346	2,144,760
2.00%, 06/17/31	2,835	2,387,750
2.05%, 01/09/25	3,000	2,885,760
2.13%, 03/07/25	520	498,592
2.25%, 09/14/26	2,156	2,031,771
2.35%, 03/08/27	720	672,336
2.45%, 01/09/30	2,626	2,347,171
2.65%, 06/24/24	4,438	4,337,879
2.65%, 06/10/26	1,149	1,095,686
2.80%, 09/08/27	2,562	2,422,832
2.80%, 07/18/29	2,801	2,582,998
3.05%, 01/06/28	820	784,707
3.35%, 06/12/24	1,115	1,097,606
3.35%, 04/18/29	2,090	1,994,403
3.40%, 06/06/25	1,495	1,466,102
3.40%, 09/11/25	710	693,322
3.45%, 03/13/25	4,093	4,021,168

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.45%, 03/07/29	$3,024	$2,925,236
3.90%, 06/07/32	50	48,470
4.05%, 09/08/25(b)	2,315	2,300,184
4.15%, 09/15/27	3,005	3,004,459
4.35%, 09/15/32	2,710	2,723,740
4.55%, 10/11/24	1,370	1,372,356
4.75%, 01/20/28	1,130	1,156,239
4.80%, 01/09/26	1,375	1,396,134
4.85%, 10/11/29	1,860	1,933,005
5.05%, 03/03/26	75	76,630
5.15%, 03/03/25	75	75,910
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	1,503	1,236,067
4.55%, 04/15/28 (Call 01/15/28)	2,404	2,316,999
5.65%, 05/15/33 (Call 02/15/33)	1,000	1,009,620
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	951	846,333
4.60%, 05/15/28 (Call 02/15/28)	1,648	1,628,554
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	5,169	4,892,510
2.29%, 04/05/27 (Call 02/05/27)	1,778	1,632,755
2.57%, 02/15/30 (Call 11/15/29)	6,636	5,834,570
3.11%, 02/15/40 (Call 08/15/39)	3,633	2,845,911
3.36%, 02/15/50 (Call 08/15/49)	2,441	1,816,495
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	1,775	1,463,132
2.80%, 08/15/61 (Call 02/15/61)	2,073	1,354,084
2.88%, 03/01/25 (Call 12/01/24)(b)	1,372	1,331,238
3.50%, 03/01/29 (Call 12/01/28)	2,038	1,969,238
4.20%, 03/01/49 (Call 09/01/48)	2,683	2,423,795
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	2,844	2,711,470
3.45%, 11/15/26 (Call 08/15/26)	4,453	4,240,681
4.95%, 09/15/28 (Call 06/15/28)	5,760	5,700,154
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	2,722	2,439,348
2.25%, 01/30/31 (Call 10/30/30)	3,173	2,684,231
3.25%, 11/01/26 (Call 08/01/26)	3,103	2,974,660
4.38%, 11/01/46 (Call 05/01/46)	1,165	1,021,973

		235,460,812

Manufacturing — 0.1%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	3,893	3,714,817
2.25%, 09/19/26 (Call 06/19/26)(b)	3,230	3,018,952
2.38%, 08/26/29 (Call 05/26/29)(b)	4,035	3,609,630
2.65%, 04/15/25 (Call 03/15/25)	2,990	2,879,848
2.88%, 10/15/27 (Call 07/15/27)(b)	3,688	3,465,872
3.00%, 08/07/25	1,858	1,801,907
3.05%, 04/15/30 (Call 01/15/30)(b)	1,550	1,428,666
3.13%, 09/19/46 (Call 03/19/46)(b)	2,187	1,578,489
3.25%, 08/26/49 (Call 02/26/49)(b)	3,056	2,320,207
3.38%, 03/01/29 (Call 12/01/28)(b)	3,333	3,193,114
3.63%, 09/14/28 (Call 06/14/28)(b)	2,670	2,580,315
3.63%, 10/15/47 (Call 04/15/47)	2,316	1,820,214
3.70%, 04/15/50 (Call 10/15/49)(b)	2,317	1,881,288
3.88%, 06/15/44	1,145	955,617
4.00%, 09/14/48 (Call 03/14/48)(b)	4,065	3,539,761
5.70%, 03/15/37(b)	1,742	1,923,307
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	1,095	866,780

Security	Par (000)	Value

Manufacturing (continued)
2.75%, 03/01/30 (Call 12/01/29)	$3,779	$3,256,667
3.50%, 12/01/24 (Call 10/01/24)	2,062	2,008,903
3.75%, 12/01/27 (Call 09/01/27)	1,545	1,479,507
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	3,017	2,878,671
3.92%, 09/15/47 (Call 02/15/47)	2,509	2,126,980
4.00%, 11/02/32	2,939	2,820,852
4.15%, 03/15/33 (Call 12/15/32)	2,910	2,798,110
4.15%, 11/02/42	2,649	2,353,822
4.70%, 08/23/52 (Call 02/23/52)	1,645	1,581,059
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	3,847	3,805,375
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	405	389,954
4.42%, 11/15/35	2,170	2,113,927
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)(b)	725	637,449
4.50%, 03/11/44	245	222,534
5.88%, 01/14/38	890	974,141
6.75%, 03/15/32	350	402,112
6.88%, 01/10/39	485	567,392
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	6,544	6,256,784
3.90%, 09/01/42 (Call 03/01/42)	1,822	1,645,047
4.88%, 09/15/41 (Call 03/15/41)	1,980	2,012,492
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	2,507	2,439,486
3.25%, 03/01/27 (Call 12/01/26)	4,056	3,875,224
3.25%, 06/14/29 (Call 03/14/29)	2,778	2,591,096
3.30%, 11/21/24 (Call 08/21/24)	1,107	1,079,137
3.65%, 06/15/24	2,270	2,235,882
4.00%, 06/14/49 (Call 12/14/48)	2,876	2,417,134
4.10%, 03/01/47 (Call 09/01/46)	2,086	1,794,169
4.20%, 11/21/34 (Call 05/21/34)	1,950	1,842,711
4.25%, 09/15/27 (Call 08/15/27)	2,200	2,175,184
4.45%, 11/21/44 (Call 05/21/44)	2,147	1,974,682
4.50%, 09/15/29 (Call 07/15/29)	2,993	2,966,243
6.25%, 05/15/38	1,351	1,500,191
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	2,133	2,060,094
5.90%, 07/15/32 (Call 04/15/32)	1,085	1,119,145
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	960	878,774
2.25%, 04/01/28 (Call 02/01/28)	1,005	896,028
2.75%, 04/01/31 (Call 01/01/31)	2,010	1,707,998
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,633	2,230,046
3.00%, 06/01/30 (Call 03/01/30)	1,420	1,267,549
3.38%, 03/01/28 (Call 12/01/27)	1,458	1,366,729
3.65%, 03/15/27 (Call 12/15/26)	1,930	1,847,917
3.88%, 03/01/25 (Call 12/01/24)	1,230	1,203,248
3.90%, 09/17/29 (Call 06/17/29)	1,524	1,443,152
4.00%, 03/15/26 (Call 12/15/25)	1,874	1,845,421

		125,667,802

Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	4,766	3,994,671
2.30%, 02/01/32 (Call 11/01/31)	3,835	2,915,060
2.80%, 04/01/31 (Call 01/01/31)	6,659	5,369,019

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.50%, 06/01/41 (Call 12/01/40)	$5,242	$3,577,036
3.50%, 03/01/42 (Call 09/01/41)	4,800	3,246,192
3.70%, 04/01/51 (Call 10/01/50)	6,794	4,307,396
3.75%, 02/15/28 (Call 11/15/27)	4,551	4,231,110
3.85%, 04/01/61 (Call 10/01/60)	7,090	4,333,479
3.90%, 06/01/52 (Call 12/01/51)	8,785	5,722,285
3.95%, 06/30/62 (Call 12/30/61)	3,845	2,372,480
4.20%, 03/15/28 (Call 12/15/27)	5,368	5,086,395
4.40%, 04/01/33 (Call 01/01/33)	4,165	3,688,691
4.40%, 12/01/61 (Call 06/01/61)	3,483	2,333,227
4.80%, 03/01/50 (Call 09/01/49)	9,706	7,364,816
4.91%, 07/23/25 (Call 04/23/25)	16,797	16,630,038
5.05%, 03/30/29 (Call 12/30/28)	4,703	4,548,648
5.13%, 07/01/49 (Call 01/01/49)	4,700	3,669,995
5.25%, 04/01/53 (Call 10/01/52)	5,525	4,427,569
5.38%, 04/01/38 (Call 10/01/37)	3,262	2,823,913
5.38%, 05/01/47 (Call 11/01/46)	8,563	6,988,093
5.50%, 04/01/63 (Call 10/01/62)	2,830	2,255,425
5.75%, 04/01/48 (Call 10/01/47)	8,586	7,284,105
6.38%, 10/23/35 (Call 04/23/35)	7,450	7,361,270
6.48%, 10/23/45 (Call 04/23/45)	12,219	11,315,405
6.83%, 10/23/55 (Call 04/23/55)	2,188	2,082,626
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	6,585	5,324,565
1.95%, 01/15/31 (Call 10/15/30)	6,446	5,397,816
2.35%, 01/15/27 (Call 10/15/26)	3,011	2,811,612
2.45%, 08/15/52 (Call 02/15/52)	5,375	3,353,194
2.65%, 02/01/30 (Call 11/01/29)	5,298	4,743,034
2.65%, 08/15/62 (Call 02/15/62)	4,414	2,692,452
2.80%, 01/15/51 (Call 07/15/50)	5,899	3,990,438
2.89%, 11/01/51 (Call 05/01/51)	14,000	9,589,020
2.94%, 11/01/56 (Call 05/01/56)	20,621	13,682,652
2.99%, 11/01/63 (Call 05/01/63)	13,568	8,803,868
3.15%, 03/01/26 (Call 12/01/25)	9,674	9,400,226
3.15%, 02/15/28 (Call 11/15/27)	5,462	5,206,597
3.20%, 07/15/36 (Call 01/15/36)	3,470	2,946,550
3.25%, 11/01/39 (Call 05/01/39)	2,762	2,241,998
3.30%, 02/01/27 (Call 11/01/26)	5,931	5,727,152
3.30%, 04/01/27 (Call 02/01/27)	2,869	2,765,831
3.38%, 02/15/25 (Call 11/15/24)	3,852	3,781,740
3.38%, 08/15/25 (Call 05/15/25)	6,339	6,193,773
3.40%, 04/01/30 (Call 01/01/30)	6,040	5,665,339
3.40%, 07/15/46 (Call 01/15/46)	2,127	1,651,382
3.45%, 02/01/50 (Call 08/01/49)	6,665	5,140,648
3.55%, 05/01/28 (Call 02/01/28)	4,011	3,869,131
3.75%, 04/01/40 (Call 10/01/39)	6,824	5,891,364
3.90%, 03/01/38 (Call 09/01/37)	4,879	4,396,369
3.95%, 10/15/25 (Call 08/15/25)	5,517	5,451,789
3.97%, 11/01/47 (Call 05/01/47)	4,797	4,063,539
4.00%, 08/15/47 (Call 02/15/47)	4,337	3,667,584
4.00%, 03/01/48 (Call 09/01/47)	4,576	3,867,818
4.00%, 11/01/49 (Call 05/01/49)	6,223	5,241,757
4.05%, 11/01/52 (Call 05/01/52)	3,639	3,071,170
4.15%, 10/15/28 (Call 07/15/28)	7,499	7,439,683
4.20%, 08/15/34 (Call 02/15/34)	5,440	5,230,451
4.25%, 10/15/30 (Call 07/15/30)	5,014	4,965,765
4.25%, 01/15/33	7,651	7,489,717
4.40%, 08/15/35 (Call 02/25/35)	4,569	4,480,224
4.60%, 10/15/38 (Call 04/15/38)	4,305	4,158,372
4.60%, 08/15/45 (Call 02/15/45)	3,846	3,560,011

Security	Par (000)	Value

Media (continued)
4.65%, 02/15/33 (Call 11/15/32)(b)	$5,295	$5,363,994
4.65%, 07/15/42	3,127	2,968,211
4.70%, 10/15/48 (Call 04/15/48)	7,633	7,233,718
4.75%, 03/01/44	2,759	2,601,268
4.95%, 10/15/58 (Call 04/15/58)	3,644	3,576,914
5.25%, 11/07/25	810	826,483
5.35%, 11/15/27 (Call 10/15/27)	2,690	2,798,138
5.50%, 11/15/32 (Call 08/15/32)	3,660	3,916,383
5.65%, 06/15/35	3,891	4,203,836
6.45%, 03/15/37	75	86,020
6.50%, 11/15/35	3,287	3,790,897
6.55%, 07/01/39	1,205	1,385,111
6.95%, 08/15/37	1,290	1,538,596
7.05%, 03/15/33	2,062	2,445,614
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	2,486	2,401,451
3.63%, 05/15/30 (Call 02/15/30)	3,492	3,106,134
3.90%, 11/15/24 (Call 08/15/24)	2,173	2,113,373
3.95%, 06/15/25 (Call 05/15/25)	1,948	1,891,625
3.95%, 03/20/28 (Call 12/20/27)	6,550	6,137,088
4.00%, 09/15/55 (Call 03/15/55)	7,813	5,131,110
4.13%, 05/15/29 (Call 02/15/29)	2,543	2,353,318
4.65%, 05/15/50 (Call 11/15/49)	3,618	2,720,555
4.88%, 04/01/43	636	510,174
4.90%, 03/11/26 (Call 12/11/25)	3,175	3,172,746
5.00%, 09/20/37 (Call 03/20/37)	3,875	3,368,150
5.20%, 09/20/47 (Call 03/20/47)	6,545	5,338,822
5.30%, 05/15/49 (Call 11/15/48)	4,502	3,678,449
6.35%, 06/01/40	886	863,620
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	1,430	1,338,323
3.45%, 03/01/32 (Call 12/01/31)	1,600	1,409,264
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	3,559	3,431,517
3.50%, 04/08/30 (Call 01/08/30)	2,608	2,369,368
4.71%, 01/25/29 (Call 10/25/28)	7,902	7,758,974
5.48%, 01/25/39 (Call 07/25/38)	4,436	4,199,827
5.58%, 01/25/49 (Call 07/25/48)	5,458	5,095,534
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	1,219	1,203,433
5.00%, 05/13/45 (Call 11/13/44)	2,898	2,586,494
5.25%, 05/24/49 (Call 11/24/48)	2,305	2,160,200
6.13%, 01/31/46 (Call 06/30/45)	3,138	3,248,803
6.63%, 01/15/40	2,236	2,397,909
8.50%, 03/11/32	1,260	1,521,841
NBCUniversal Media LLC
4.45%, 01/15/43	2,113	1,937,431
5.95%, 04/01/41	2,791	3,044,311
6.40%, 04/30/40	272	307,428
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	2,067	1,899,242
3.38%, 02/15/28 (Call 12/15/27)(b)	2,599	2,379,047
3.70%, 06/01/28 (Call 03/01/28)	2,490	2,279,769
4.00%, 01/15/26 (Call 10/15/25)	3,332	3,227,575
4.20%, 06/01/29 (Call 03/01/29)	1,870	1,734,425
4.20%, 05/19/32 (Call 02/19/32)(b)	3,640	3,137,134
4.38%, 03/15/43	3,211	2,285,847
4.60%, 01/15/45 (Call 07/15/44)	2,772	2,025,722
4.75%, 05/15/25 (Call 04/15/25)	2,739	2,712,404
4.85%, 07/01/42 (Call 01/01/42)	2,432	1,860,504

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.90%, 08/15/44 (Call 02/15/44)	$2,606	$1,962,526
4.95%, 01/15/31 (Call 11/15/30)	4,580	4,254,408
4.95%, 05/19/50 (Call 11/19/49)	3,793	2,860,870
5.25%, 04/01/44 (Call 10/01/43)	1,920	1,521,485
5.50%, 05/15/33	2,477	2,341,582
5.85%, 09/01/43 (Call 03/01/43)	2,834	2,429,361
5.90%, 10/15/40 (Call 04/15/40)	1,733	1,533,636
6.88%, 04/30/36	3,436	3,518,636
7.88%, 07/30/30	3,016	3,317,208
TCI Communications Inc.
7.13%, 02/15/28	2,557	2,853,868
7.88%, 02/15/26	3,382	3,668,286
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	3,103	2,999,639
5.50%, 08/15/35	982	995,375
5.65%, 11/23/43 (Call 05/23/43)	1,321	1,272,982
5.85%, 04/15/40	2,304	2,305,958
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	2,543	2,870,767
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	4,761	3,620,312
5.50%, 09/01/41 (Call 03/01/41)	4,719	4,021,296
5.88%, 11/15/40 (Call 05/15/40)	4,524	4,022,469
6.55%, 05/01/37	6,122	5,959,645
6.75%, 06/15/39	5,491	5,336,648
7.30%, 07/01/38	5,691	5,896,559
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	4,113	3,830,889
2.95%, 06/15/27(b)	3,994	3,809,477
3.00%, 02/13/26	3,800	3,679,426
3.00%, 07/30/46	2,309	1,696,699
3.15%, 09/17/25	3,137	3,046,560
3.70%, 12/01/42	2,076	1,757,272
4.13%, 06/01/44	3,392	3,065,859
4.38%, 08/16/41	1,720	1,595,971
Series B, 7.00%, 03/01/32	2,203	2,575,902
Series E, 4.13%, 12/01/41	2,648	2,389,290
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	6,887	6,626,189
1.75%, 01/13/26	5,967	5,606,235
2.00%, 09/01/29 (Call 06/01/29)	8,227	7,177,399
2.20%, 01/13/28(b)	1,822	1,674,290
2.65%, 01/13/31	9,173	8,131,314
2.75%, 09/01/49 (Call 03/01/49)	7,482	5,189,366
3.35%, 03/24/25	4,488	4,412,018
3.38%, 11/15/26 (Call 08/15/26)	1,724	1,676,676
3.50%, 05/13/40 (Call 11/13/39)	6,647	5,652,675
3.60%, 01/13/51 (Call 07/13/50)	9,707	7,836,558
3.70%, 09/15/24 (Call 06/15/24)	3,423	3,378,604
3.70%, 10/15/25 (Call 07/15/25)	2,407	2,367,910
3.70%, 03/23/27	2,696	2,650,465
3.80%, 03/22/30	4,089	3,955,617
3.80%, 05/13/60 (Call 11/13/59)	4,422	3,583,147
4.63%, 03/23/40 (Call 09/23/39)	1,526	1,495,755
4.70%, 03/23/50 (Call 09/23/49)	5,455	5,319,007
4.75%, 09/15/44 (Call 03/15/44)	2,479	2,432,519
4.75%, 11/15/46 (Call 05/15/46)	1,798	1,738,576
4.95%, 10/15/45 (Call 04/15/45)	1,696	1,682,517
5.40%, 10/01/43	2,712	2,846,895
6.15%, 03/01/37	210	234,841
6.15%, 02/15/41	1,327	1,493,047

Security	Par (000)	Value

Media (continued)
6.20%, 12/15/34	$3,980	$4,542,016
6.40%, 12/15/35	4,264	4,930,293
6.55%, 03/15/33	955	1,097,620
6.65%, 11/15/37	3,607	4,287,461
7.75%, 12/01/45	855	1,132,926

		669,120,496

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	4,349	4,249,886
3.90%, 01/15/43 (Call 07/15/42)	2,405	2,111,013
4.38%, 06/15/45 (Call 12/15/44)	1,278	1,179,837
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	997	975,614
4.13%, 04/01/32 (Call 01/01/32)	1,710	1,582,691
4.50%, 12/15/28 (Call 09/15/28)	2,250	2,204,235
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	1,624	1,466,082
5.25%, 10/01/54 (Call 04/01/54)	1,494	1,349,052

		15,118,410

Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	655	589,166
3.75%, 10/01/30 (Call 07/01/30)	848	744,205
Barrick Gold Corp., 6.45%, 10/15/35	687	759,588
Barrick North America Finance LLC
5.70%, 05/30/41	3,143	3,300,339
5.75%, 05/01/43	3,117	3,288,684
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	3,288	3,533,383
BHP Billiton Finance USA Ltd. 4.13%, 02/24/42	2,736	2,494,575
4.75%, 02/28/28 (Call 01/28/28)	2,730	2,773,871
4.88%, 02/27/26	2,715	2,745,707
4.90%, 02/28/33 (Call 11/28/32)	1,475	1,512,052
5.00%, 09/30/43	9,673	9,827,574
6.42%, 03/01/26	1,700	1,779,662
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/24)	2,832	2,673,550
4.25%, 03/01/30 (Call 03/01/25)	3,426	3,188,133
4.38%, 08/01/28 (Call 08/01/23)	4,161	3,951,785
4.55%, 11/14/24 (Call 08/14/24)	4,145	4,094,390
4.63%, 08/01/30 (Call 08/01/25)(b)	4,411	4,200,639
5.00%, 09/01/27 (Call 09/01/23)	3,485	3,471,896
5.25%, 09/01/29 (Call 09/01/24)	3,870	3,825,534
5.40%, 11/14/34 (Call 05/14/34)	3,481	3,426,279
5.45%, 03/15/43 (Call 09/15/42)	6,280	5,896,794
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	2,449	2,421,400
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	4,823	4,066,609
2.60%, 07/15/32 (Call 04/15/32)	3,805	3,197,380
2.80%, 10/01/29 (Call 07/01/29)	3,057	2,724,979
4.88%, 03/15/42 (Call 09/15/41)	1,928	1,847,969
5.45%, 06/09/44 (Call 12/09/43)	2,817	2,861,649
5.88%, 04/01/35	2,690	2,846,908
6.25%, 10/01/39	2,316	2,519,507
Rio Tinto Alcan Inc.
5.75%, 06/01/35	1,538	1,642,415
6.13%, 12/15/33	2,768	3,056,924
7.25%, 03/15/31	2,813	3,282,405

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	$4,215	$2,939,878
5.20%, 11/02/40	3,669	3,789,747
7.13%, 07/15/28	2,806	3,170,247
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	2,714	2,456,251
4.75%, 03/22/42 (Call 09/22/41)	1,700	1,664,929
5.00%, 03/09/33 (Call 12/09/32)	2,350	2,426,798
5.13%, 03/09/53 (Call 09/09/52)	2,645	2,718,187
Southern Copper Corp.
3.88%, 04/23/25	3,459	3,366,887
5.25%, 11/08/42	5,647	5,515,990
5.88%, 04/23/45	3,553	3,707,840
6.75%, 04/16/40	3,951	4,425,515
7.50%, 07/27/35	3,618	4,239,753
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	915	737,334

		139,705,307

Multi-National — 0.0%
African Development Bank, 4.38%, 03/14/28	1,035	1,066,919
Asian Development Bank
3.75%, 04/25/28	100	100,425
4.00%, 01/12/33	6,160	6,330,078
4.25%, 01/09/26	950	959,130
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	115	114,627
4.00%, 01/18/28	200	201,632
European Investment Bank, 3.88%, 03/15/28(b)	660	667,187
Inter-American Development Bank
3.50%, 04/12/33	350	345,226
4.00%, 01/12/28	1,241	1,260,161
International Bank for Reconstruction & Development
3.50%, 07/12/28	535	531,640
3.88%, 02/14/30	1,860	1,885,929

		13,462,954

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	5,020	4,565,941
3.25%, 02/15/29 (Call 08/15/23)	3,189	2,756,476
3.28%, 12/01/28 (Call 10/01/28)	2,635	2,288,129
3.57%, 12/01/31 (Call 09/01/31)	3,790	3,166,772
4.13%, 05/01/25 (Call 05/01/23)	4,730	4,622,156
4.25%, 04/01/28 (Call 10/01/23)	3,087	2,876,405
5.50%, 12/01/24 (Call 06/01/24)	5,938	5,926,599

		26,202,478

Oil & Gas — 0.9%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	3,556	2,987,147
2.72%, 01/12/32 (Call 10/12/31)	7,310	6,395,227
2.77%, 11/10/50 (Call 05/10/50)	3,120	2,138,042
2.94%, 06/04/51 (Call 12/04/50)	9,590	6,733,043
3.00%, 02/24/50 (Call 08/24/49)	8,075	5,777,985
3.00%, 03/17/52 (Call 09/17/51)	3,810	2,699,385
3.02%, 01/16/27 (Call 10/16/26)	4,016	3,845,561
3.06%, 06/17/41 (Call 12/17/40)	5,760	4,485,485
3.12%, 05/04/26 (Call 02/04/26)	4,714	4,581,914
3.38%, 02/08/61 (Call 08/08/60)	6,975	5,164,639
3.41%, 02/11/26 (Call 12/11/25)	4,709	4,614,773
3.54%, 04/06/27 (Call 02/06/27)	2,384	2,327,809
3.59%, 04/14/27 (Call 01/14/27)	2,553	2,494,919

Security	Par (000)	Value

Oil & Gas (continued)
3.63%, 04/06/30 (Call 01/06/30)	$4,317	$4,133,268
3.80%, 09/21/25 (Call 07/21/25)	4,673	4,615,849
3.94%, 09/21/28 (Call 06/21/28)	4,078	4,030,614
4.23%, 11/06/28 (Call 08/06/28)	5,650	5,664,859
4.81%, 02/13/33 (Call 11/13/32)	2,455	2,497,349
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	5,157	4,993,420
3.72%, 11/28/28 (Call 08/28/28)	4,842	4,746,322
Burlington Resources LLC
5.95%, 10/15/36	100	110,293
7.20%, 08/15/31	90	105,128
7.40%, 12/01/31	265	314,028
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	3,291	3,097,127
2.95%, 07/15/30 (Call 04/15/30)	2,005	1,761,433
3.85%, 06/01/27 (Call 03/01/27)	4,589	4,411,222
3.90%, 02/01/25 (Call 11/01/24)	3,045	2,980,233
4.95%, 06/01/47 (Call 12/01/46)	2,983	2,712,054
5.85%, 02/01/35	1,645	1,657,634
6.25%, 03/15/38	3,503	3,738,402
6.45%, 06/30/33	1,555	1,638,364
6.50%, 02/15/37	1,964	2,077,382
6.75%, 02/01/39	1,715	1,850,382
7.20%, 01/15/32	1,315	1,453,049
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	1,936	1,610,926
3.75%, 02/15/52 (Call 08/15/51)	3,670	2,663,649
4.25%, 04/15/27 (Call 01/15/27)	540	527,526
5.25%, 06/15/37 (Call 12/15/36)	2,565	2,465,709
5.40%, 06/15/47 (Call 12/15/46)	1,786	1,661,748
6.75%, 11/15/39	2,440	2,649,645
6.80%, 09/15/37	1,772	1,905,166
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	9,808	9,273,464
2.00%, 05/11/27 (Call 03/11/27)	4,610	4,277,435
2.24%, 05/11/30 (Call 02/11/30)	5,499	4,902,029
2.95%, 05/16/26 (Call 02/16/26)	8,652	8,396,333
3.08%, 05/11/50 (Call 11/11/49)	3,886	3,008,658
3.33%, 11/17/25 (Call 08/17/25)	3,539	3,469,211
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	4,106	3,780,928
1.02%, 08/12/27 (Call 06/12/27)	3,784	3,356,370
2.34%, 08/12/50 (Call 02/12/50)	3,593	2,346,049
3.25%, 10/15/29 (Call 07/15/29)	2,276	2,164,203
3.85%, 01/15/28 (Call 10/15/27)	3,145	3,141,824
3.90%, 11/15/24 (Call 08/15/24)	3,301	3,280,534
5.25%, 11/15/43 (Call 05/15/43)	370	386,498
6.00%, 03/01/41 (Call 09/01/40)	315	355,172
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(b)	1,249	1,153,876
3.30%, 09/30/49 (Call 03/30/49)	1,315	950,969
4.25%, 05/09/43	3,599	3,155,459
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	431,825
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	4,520	4,410,571
4.38%, 05/02/28	5,052	5,079,331
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,913	2,040,941
6.40%, 05/15/37	3,637	4,057,401

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.50%, 07/30/39	$1,006	$1,234,714
7.88%, 03/15/32	1,846	2,255,517
Conoco Funding Co., 7.25%, 10/15/31	695	811,996
ConocoPhillips Co.
2.40%, 03/07/25 (Call 05/09/23)	1,290	1,239,187
3.35%, 11/15/24 (Call 08/15/24)	580	568,435
3.76%, 03/15/42 (Call 09/15/41)	11,470	9,851,927
3.80%, 03/15/52 (Call 09/15/51)	1,960	1,646,518
4.03%, 03/15/62 (Call 09/15/61)	10,107	8,535,361
4.30%, 11/15/44 (Call 05/15/44)	1,805	1,642,676
4.88%, 10/01/47 (Call 04/01/47)(b)	233	227,117
5.90%, 10/15/32	1,861	2,064,147
5.90%, 05/15/38	417	457,649
5.95%, 03/15/46 (Call 09/15/45)	345	384,185
6.50%, 02/01/39	564	662,130
6.95%, 04/15/29	1,050	1,185,418
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	4,310	4,228,067
4.38%, 01/15/28 (Call 10/15/27)	4,065	3,865,083
4.90%, 06/01/44 (Call 12/01/43)	3,200	2,488,160
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	3,438	3,307,700
4.38%, 03/15/29 (Call 12/15/28)	2,600	2,494,986
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	3,675	3,521,348
4.75%, 05/15/42 (Call 11/15/41)	3,268	2,867,147
5.00%, 06/15/45 (Call 12/15/44)	3,512	3,150,440
5.25%, 09/15/24 (Call 06/15/24)	1,460	1,464,146
5.25%, 10/15/27 (Call 10/15/23)	1,590	1,590,652
5.60%, 07/15/41 (Call 01/15/41)	4,042	3,933,472
5.85%, 12/15/25 (Call 09/15/25)	4,025	4,096,403
5.88%, 06/15/28 (Call 06/15/23)	1,425	1,440,091
7.88%, 09/30/31	1,267	1,470,797
7.95%, 04/15/32	1,335	1,583,524
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	3,202	2,799,957
3.25%, 12/01/26 (Call 10/01/26)	5,831	5,595,603
3.50%, 12/01/29 (Call 09/01/29)	2,773	2,567,354
4.25%, 03/15/52 (Call 09/15/51)	2,719	2,145,536
4.40%, 03/24/51 (Call 09/24/50)	2,710	2,215,479
6.25%, 03/15/33 (Call 12/15/32)	3,170	3,380,203
6.25%, 03/15/53 (Call 09/15/52)	2,645	2,766,220
Eni USA Inc., 7.30%, 11/15/27	700	769,517
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	1,294	1,258,001
3.90%, 04/01/35 (Call 10/01/34)	2,923	2,712,515
4.15%, 01/15/26 (Call 10/15/25)	5,742	5,701,634
4.38%, 04/15/30 (Call 01/15/30)	2,909	2,918,920
4.95%, 04/15/50 (Call 10/15/49)	3,026	3,047,938
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	6,946	6,569,110
5.00%, 01/15/29 (Call 07/15/28)	2,225	2,130,304
5.68%, 10/01/25 (Call 10/04/23)	2,865	2,854,772
5.70%, 04/01/28 (Call 03/01/28)	2,180	2,194,889
6.13%, 02/01/25 (Call 01/01/25)	6,453	6,484,039
7.00%, 02/01/30 (Call 11/01/29)	3,070	3,242,288
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	1,856	1,734,766
2.38%, 05/22/30 (Call 02/22/30)	4,102	3,645,283
2.88%, 04/06/25 (Call 03/06/25)	3,588	3,479,427

Security	Par (000)	Value

Oil & Gas (continued)
3.00%, 04/06/27 (Call 02/06/27)	$2,076	$1,980,691
3.13%, 04/06/30 (Call 01/06/30)(b)	5,346	5,010,592
3.25%, 11/10/24	83	81,627
3.25%, 11/18/49 (Call 05/18/49)	3,989	3,094,307
3.63%, 09/10/28 (Call 06/10/28)	4,271	4,184,640
3.63%, 04/06/40 (Call 10/06/39)	2,414	2,091,152
3.70%, 04/06/50 (Call 10/06/49)	3,705	3,121,055
3.95%, 05/15/43	3,507	3,147,427
4.25%, 11/23/41	2,320	2,167,762
4.80%, 11/08/43	2,655	2,619,582
5.10%, 08/17/40	3,077	3,177,464
7.25%, 09/23/27	900	998,982
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	7,167	6,942,243
2.28%, 08/16/26 (Call 06/16/26)	4,130	3,914,455
2.44%, 08/16/29 (Call 05/16/29)	6,231	5,704,231
2.61%, 10/15/30 (Call 07/15/30)	5,520	4,981,690
2.71%, 03/06/25 (Call 12/06/24)	3,835	3,723,785
2.99%, 03/19/25 (Call 02/19/25)	11,888	11,578,912
3.00%, 08/16/39 (Call 02/16/39)	5,865	4,739,565
3.04%, 03/01/26 (Call 12/01/25)	9,801	9,537,941
3.10%, 08/16/49 (Call 02/16/49)	6,591	4,962,825
3.29%, 03/19/27 (Call 01/19/27)	2,550	2,497,036
3.45%, 04/15/51 (Call 10/15/50)	6,043	4,837,240
3.48%, 03/19/30 (Call 12/19/29)	4,227	4,055,215
3.57%, 03/06/45 (Call 09/06/44)	3,227	2,698,998
4.11%, 03/01/46 (Call 09/01/45)	10,696	9,601,585
4.23%, 03/19/40 (Call 09/19/39)	5,141	4,842,514
4.33%, 03/19/50 (Call 09/19/49)	9,660	8,989,982
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	925	770,923
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	2,623	2,572,271
4.30%, 04/01/27 (Call 01/01/27)	5,807	5,699,048
5.60%, 02/15/41	4,713	4,588,011
5.80%, 04/01/47 (Call 10/01/46)(b)	1,949	1,926,450
6.00%, 01/15/40	2,993	3,045,288
7.13%, 03/15/33	2,342	2,629,223
7.30%, 08/15/31	2,459	2,764,457
7.88%, 10/01/29	1,022	1,157,752
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	1,187	1,078,271
5.88%, 04/01/26 (Call 01/01/26)	4,251	4,308,984
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	4,748	4,636,659
5.20%, 06/01/45 (Call 12/01/44)	2,556	2,211,196
6.60%, 10/01/37	3,388	3,487,810
6.80%, 03/15/32	2,034	2,164,196
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	4,104	4,021,222
3.80%, 04/01/28 (Call 01/01/28)	2,538	2,435,313
4.50%, 04/01/48 (Call 10/01/47)	2,447	1,988,971
4.70%, 05/01/25 (Call 04/01/25)	5,590	5,556,572
4.75%, 09/15/44 (Call 03/15/44)	3,651	3,163,591
5.00%, 09/15/54 (Call 03/15/54)	2,953	2,538,812
5.13%, 12/15/26 (Call 09/15/26)	3,599	3,646,255
6.50%, 03/01/41 (Call 09/01/40)	2,226	2,353,594
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	3,434	3,446,191

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Ovintiv Inc.
6.50%, 08/15/34	$2,354	$2,412,097
6.50%, 02/01/38	1,830	1,834,136
6.63%, 08/15/37	1,930	1,961,305
7.20%, 11/01/31	1,240	1,327,804
7.38%, 11/01/31	1,615	1,756,975
8.13%, 09/15/30	1,175	1,313,497
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	3,094	2,827,607
2.15%, 12/15/30 (Call 09/15/30)	3,315	2,771,638
3.15%, 12/15/29 (Call 09/15/29)(f)	2,031	1,831,617
3.30%, 03/15/52 (Call 09/15/51)	4,430	3,130,194
3.55%, 10/01/26 (Call 07/01/26)(f)	2,330	2,231,721
3.61%, 02/15/25 (Call 11/15/24)(f)	1,457	1,426,010
3.75%, 03/01/28 (Call 12/01/27)(b)(f)	2,571	2,453,608
3.85%, 04/09/25 (Call 03/09/25)	4,301	4,216,227
3.90%, 03/15/28 (Call 12/15/27)	2,291	2,219,063
4.65%, 11/15/34 (Call 05/15/34)	4,901	4,742,110
4.68%, 02/15/45 (Call 08/15/44)(f)	2,830	2,520,228
4.88%, 11/15/44 (Call 05/15/44)	4,328	4,073,514
4.90%, 10/01/46 (Call 04/01/46)(f)	2,447	2,221,166
4.95%, 12/01/27 (Call 11/01/27)	2,020	2,038,584
5.30%, 06/30/33 (Call 03/30/33)	2,240	2,270,733
5.88%, 05/01/42	4,814	5,100,433
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	700	638,631
1.90%, 08/15/30 (Call 05/15/30)	7,005	5,813,800
2.15%, 01/15/31 (Call 10/15/30)	415	347,450
5.10%, 03/29/26	2,200	2,223,188
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	6,410	6,182,894
2.38%, 11/07/29 (Call 08/07/29)	5,401	4,830,438
2.50%, 09/12/26	6,450	6,129,951
2.75%, 04/06/30 (Call 01/06/30)	2,193	2,005,893
2.88%, 05/10/26	7,242	6,992,948
2.88%, 11/26/41 (Call 05/26/41)	2,445	1,885,535
3.00%, 11/26/51 (Call 05/26/51)	4,285	3,098,698
3.13%, 11/07/49 (Call 05/07/49)	5,108	3,823,338
3.25%, 05/11/25	11,451	11,191,978
3.25%, 04/06/50 (Call 10/06/49)	7,183	5,504,692
3.63%, 08/21/42	2,628	2,217,060
3.75%, 09/12/46	5,111	4,301,418
3.88%, 11/13/28 (Call 08/23/28)	3,825	3,783,460
4.00%, 05/10/46	8,059	7,039,778
4.13%, 05/11/35	6,488	6,234,384
4.38%, 05/11/45	10,398	9,664,941
4.55%, 08/12/43	3,053	2,897,969
5.50%, 03/25/40	3,915	4,176,013
6.38%, 12/15/38	8,676	10,089,754
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	1,028	782,873
4.00%, 11/15/47 (Call 05/15/47)	3,947	3,166,678
5.95%, 12/01/34	1,860	1,930,847
6.50%, 06/15/38	3,215	3,458,440
6.80%, 05/15/38	4,057	4,470,571
6.85%, 06/01/39	3,576	3,931,919
7.15%, 02/01/32	902	1,000,958
Tosco Corp., 8.13%, 02/15/30	1,540	1,837,605
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	4,681	4,527,416

Security	Par (000)	Value

Oil & Gas (continued)
2.83%, 01/10/30 (Call 10/10/29)	$4,714	$4,310,670
2.99%, 06/29/41 (Call 12/29/40)	2,468	1,938,589
3.13%, 05/29/50 (Call 11/29/49)	8,056	6,012,596
3.39%, 06/29/60 (Call 12/29/59)	1,045	788,756
3.46%, 02/19/29 (Call 11/19/28)	4,999	4,785,793
3.46%, 07/12/49 (Call 01/12/49)	5,725	4,561,165
TotalEnergies Capital SA, 3.88%, 10/11/28	4,272	4,216,934
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	1,540	1,398,890
2.80%, 12/01/31 (Call 09/01/31)	1,945	1,643,875
3.40%, 09/15/26 (Call 06/15/26)	15	14,448
3.65%, 12/01/51 (Call 06/01/51)	4,315	3,077,933
4.00%, 06/01/52 (Call 12/01/51)(b)	1,460	1,120,010
4.35%, 06/01/28 (Call 03/01/28)	2,726	2,685,219
4.90%, 03/15/45(b)	3,021	2,742,101
6.63%, 06/15/37	5,000	5,484,000
7.50%, 04/15/32	2,613	3,004,427

		782,342,288

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	3,874	3,784,278
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	3,625	3,326,844
3.14%, 11/07/29 (Call 08/07/29)	1,845	1,673,784
3.34%, 12/15/27 (Call 09/15/27)	5,316	5,051,316
4.08%, 12/15/47 (Call 06/15/47)	5,623	4,618,057
4.49%, 05/01/30 (Call 02/01/30)	1,979	1,948,365
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	1,443	1,292,856
3.80%, 11/15/25 (Call 08/15/25)	1,931	1,894,910
4.50%, 11/15/41 (Call 05/15/41)	2,190	1,891,832
4.75%, 08/01/43 (Call 02/01/43)	3,670	3,273,860
4.85%, 11/15/35 (Call 05/15/35)	4,792	4,686,336
5.00%, 11/15/45 (Call 05/15/45)(b)	5,776	5,300,577
6.70%, 09/15/38	3,061	3,458,716
7.45%, 09/15/39	3,966	4,668,894
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	2,437	2,229,514
3.95%, 12/01/42 (Call 06/01/42)	4,711	3,505,644
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	3,745	3,473,600
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)	3,353	3,008,580

		59,087,963

Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	2,074	1,998,569
4.50%, 05/15/28 (Call 02/15/28)	1,025	1,011,706
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	2,380	2,006,506
2.69%, 05/25/31 (Call 02/25/31)	3,275	2,732,955
4.00%, 05/17/25 (Call 04/17/25)	1,860	1,815,118
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	1,025	898,822
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	2,991	2,720,015
1.65%, 01/15/27 (Call 12/15/26)	2,745	2,411,510
5.50%, 04/15/28 (Call 03/15/28)(f)	370	369,593
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	1,144	1,034,805

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
3.05%, 10/01/51 (Call 04/01/51)	$1,330	$900,264
3.40%, 12/15/27 (Call 09/15/27)	1,394	1,336,177
3.65%, 09/15/24 (Call 06/15/24)	1,553	1,526,599
4.05%, 12/15/49 (Call 06/15/49)	2,302	1,873,667
Sonoco Products Co.
1.80%, 02/01/25 (Call 05/30/23)	2,937	2,763,306
2.25%, 02/01/27 (Call 01/01/27)	2,860	2,607,376
2.85%, 02/01/32 (Call 11/01/31)	2,908	2,471,335
3.13%, 05/01/30 (Call 02/01/30)	1,545	1,371,033
5.75%, 11/01/40 (Call 05/01/40)	65	66,635
WestRock MWV LLC
7.95%, 02/15/31	1,708	1,982,920
8.20%, 01/15/30	486	569,106
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	3,453	3,351,171
3.00%, 06/15/33 (Call 03/15/33)	2,635	2,152,821
3.38%, 09/15/27 (Call 06/15/27)	1,421	1,334,120
3.75%, 03/15/25 (Call 01/15/25)	2,429	2,363,708
3.90%, 06/01/28 (Call 03/01/28)	3,011	2,879,329
4.00%, 03/15/28 (Call 12/15/27)	2,967	2,843,009
4.20%, 06/01/32 (Call 03/01/32)	2,076	1,927,068
4.65%, 03/15/26 (Call 01/15/26)	4,742	4,683,958
4.90%, 03/15/29 (Call 12/15/28)	3,189	3,155,771

		59,158,972

Pharmaceuticals — 1.3%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	13,240	12,783,088
2.95%, 11/21/26 (Call 09/21/26)	6,334	6,014,576
3.20%, 05/14/26 (Call 02/14/26)	8,343	8,042,485
3.20%, 11/21/29 (Call 08/21/29)	18,814	17,384,136
3.60%, 05/14/25 (Call 02/14/25)	13,389	13,088,953
3.80%, 03/15/25 (Call 12/15/24)	10,521	10,343,932
3.85%, 06/15/24 (Call 03/15/24)	5,110	5,049,140
4.05%, 11/21/39 (Call 05/21/39)	12,686	11,217,088
4.25%, 11/14/28 (Call 08/14/28)	4,831	4,793,608
4.25%, 11/21/49 (Call 05/21/49)	18,673	16,359,042
4.30%, 05/14/36 (Call 11/14/35)	6,245	5,915,264
4.40%, 11/06/42	9,342	8,511,403
4.45%, 05/14/46 (Call 11/14/45)	7,743	6,991,929
4.50%, 05/14/35 (Call 11/14/34)	6,261	6,099,967
4.55%, 03/15/35 (Call 09/15/34)	6,507	6,367,555
4.63%, 10/01/42 (Call 04/01/42)	1,903	1,739,437
4.70%, 05/14/45 (Call 11/14/44)	9,198	8,622,021
4.75%, 03/15/45 (Call 09/15/44)	3,719	3,510,848
4.85%, 06/15/44 (Call 12/15/43)	4,383	4,179,278
4.88%, 11/14/48 (Call 05/14/48)	6,740	6,477,814
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	3,212	2,772,823
2.80%, 05/15/30 (Call 02/15/30)	1,457	1,284,739
3.25%, 03/01/25 (Call 12/01/24)	2,077	2,019,446
3.40%, 05/15/24 (Call 02/15/24)	2,686	2,635,960
3.45%, 12/15/27 (Call 09/15/27)	4,304	4,124,738
4.25%, 03/01/45 (Call 09/01/44)	2,110	1,785,651
4.30%, 12/15/47 (Call 06/15/47)	2,230	1,915,659
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/09/23)	969	927,139
1.20%, 05/28/26 (Call 04/28/26)	5,045	4,618,597
1.75%, 05/28/28 (Call 03/28/28)	5,409	4,823,368
2.25%, 05/28/31 (Call 02/28/31)	1,897	1,643,694
4.88%, 03/03/28 (Call 02/03/28)	4,400	4,540,448

Security	Par (000)	Value

Pharmaceuticals (continued)
4.88%, 03/03/33 (Call 12/03/32)	$4,425	$4,596,778
4.90%, 03/03/30 (Call 01/03/30)	4,515	4,661,331
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	5,090	4,620,804
1.38%, 08/06/30 (Call 05/06/30)	6,426	5,280,887
2.13%, 08/06/50 (Call 02/06/50)	3,469	2,196,120
3.00%, 05/28/51 (Call 11/28/50)	2,955	2,240,895
3.13%, 06/12/27 (Call 03/12/27)	3,116	2,994,694
3.38%, 11/16/25	7,986	7,809,110
4.00%, 01/17/29 (Call 10/17/28)	2,820	2,799,132
4.00%, 09/18/42	3,439	3,134,717
4.38%, 11/16/45	2,389	2,293,225
4.38%, 08/17/48 (Call 02/17/48)	2,417	2,294,893
6.45%, 09/15/37	9,937	11,752,490
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	4,875	4,028,359
2.82%, 05/20/30 (Call 02/20/30)	2,892	2,569,860
3.36%, 06/06/24 (Call 04/06/24)	3,105	3,051,563
3.70%, 06/06/27 (Call 03/06/27)	5,618	5,443,730
3.73%, 12/15/24 (Call 09/15/24)	2,652	2,601,983
3.79%, 05/20/50 (Call 11/20/49)	2,042	1,656,001
4.30%, 08/22/32 (Call 05/22/32)	1,715	1,662,041
4.67%, 06/06/47 (Call 12/06/46)	3,112	2,902,749
4.69%, 02/13/28 (Call 01/13/28)	3,530	3,569,324
4.69%, 12/15/44 (Call 06/15/44)	4,587	4,285,726
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	1,426	1,310,708
1.13%, 11/13/27 (Call 09/13/27)	2,016	1,777,668
1.45%, 11/13/30 (Call 08/13/30)	2,570	2,109,585
2.35%, 11/13/40 (Call 05/13/40)	789	568,830
2.55%, 11/13/50 (Call 05/13/50)	5,762	3,853,510
2.90%, 07/26/24 (Call 06/26/24)	5,867	5,745,318
2.95%, 03/15/32 (Call 12/15/31)	3,180	2,871,254
3.20%, 06/15/26 (Call 04/15/26)	5,397	5,259,323
3.25%, 08/01/42	3,363	2,679,941
3.40%, 07/26/29 (Call 04/26/29)	6,852	6,553,732
3.45%, 11/15/27 (Call 08/15/27)(b)	1,770	1,721,201
3.55%, 03/15/42 (Call 09/15/41)	2,160	1,841,616
3.63%, 05/15/24 (Call 02/15/24)	660	651,664
3.70%, 03/15/52 (Call 09/15/51)	6,740	5,586,314
3.90%, 02/20/28 (Call 11/20/27)	10,478	10,411,150
3.90%, 03/15/62 (Call 09/15/61)	4,152	3,436,652
4.13%, 06/15/39 (Call 12/15/38)	10,656	9,981,049
4.25%, 10/26/49 (Call 04/26/49)	12,907	11,716,458
4.35%, 11/15/47 (Call 05/15/47)	5,054	4,675,152
4.50%, 03/01/44 (Call 09/01/43)	25	23,806
4.55%, 02/20/48 (Call 08/20/47)	4,556	4,338,907
4.63%, 05/15/44 (Call 11/15/43)	815	788,871
5.00%, 08/15/45 (Call 02/15/45)	120	122,426
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	3,578	3,495,778
3.41%, 06/15/27 (Call 03/15/27)	2,125	2,032,074
3.50%, 11/15/24 (Call 08/15/24)	2,179	2,128,186
3.75%, 09/15/25 (Call 06/15/25)	2,517	2,457,423
4.37%, 06/15/47 (Call 12/15/46)	2,234	1,864,340
4.50%, 11/15/44 (Call 05/15/44)	1,425	1,221,439
4.60%, 03/15/43	1,425	1,240,904
4.90%, 09/15/45 (Call 03/15/45)	1,827	1,641,797
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	2,865	2,614,685

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.38%, 03/15/31 (Call 12/15/30)	$2,621	$2,221,481
2.40%, 03/15/30 (Call 12/15/29)	8,285	7,174,313
3.05%, 10/15/27 (Call 07/15/27)	3,084	2,907,873
3.20%, 03/15/40 (Call 09/15/39)	2,315	1,817,599
3.25%, 04/15/25 (Call 01/15/25)	4,459	4,329,867
3.40%, 03/01/27 (Call 12/01/26)	6,151	5,906,436
3.40%, 03/15/50 (Call 09/15/49)	5,552	4,089,381
3.40%, 03/15/51 (Call 09/15/50)	3,215	2,369,166
3.50%, 06/15/24 (Call 03/17/24)	3,313	3,258,236
3.88%, 10/15/47 (Call 04/15/47)	4,476	3,603,807
4.13%, 11/15/25 (Call 09/15/25)	8,590	8,483,226
4.38%, 10/15/28 (Call 07/15/28)	9,678	9,614,028
4.50%, 02/25/26 (Call 11/27/25)	6,090	6,073,861
4.80%, 08/15/38 (Call 02/15/38)	8,614	8,338,266
4.80%, 07/15/46 (Call 01/16/46)	3,804	3,511,320
4.90%, 12/15/48 (Call 06/15/48)	10,158	9,549,536
5.40%, 03/15/33 (Call 12/15/32)	2,820	2,931,616
5.69%, 03/15/26 (Call 03/15/24)	75	75,476
6.13%, 11/15/41	2,288	2,501,882
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	8,661	7,593,792
1.75%, 08/21/30 (Call 05/21/30)	5,245	4,279,028
1.88%, 02/28/31 (Call 11/28/30)	5,400	4,388,580
2.13%, 09/15/31 (Call 06/15/31)(b)	4,190	3,432,532
2.63%, 08/15/24 (Call 07/15/24)	3,855	3,743,513
2.70%, 08/21/40 (Call 02/21/40)	5,659	4,056,428
2.88%, 06/01/26 (Call 03/01/26)	6,180	5,896,214
3.00%, 08/15/26 (Call 06/15/26)	3,705	3,532,977
3.25%, 08/15/29 (Call 05/15/29)	6,978	6,423,737
3.38%, 08/12/24 (Call 05/12/24)	3,812	3,739,953
3.63%, 04/01/27 (Call 02/01/27)	3,538	3,424,041
3.75%, 04/01/30 (Call 01/01/30)	3,868	3,621,531
3.88%, 07/20/25 (Call 04/20/25)	10,983	10,799,913
4.10%, 03/25/25 (Call 01/25/25)	3,713	3,692,504
4.13%, 04/01/40 (Call 10/01/39)	3,731	3,191,609
4.25%, 04/01/50 (Call 10/01/49)	3,543	2,963,578
4.30%, 03/25/28 (Call 12/25/27)	11,450	11,309,508
4.78%, 03/25/38 (Call 09/25/37)	16,050	15,299,823
4.88%, 07/20/35 (Call 01/20/35)	3,274	3,201,219
5.00%, 02/20/26 (Call 01/20/26)	3,356	3,394,460
5.05%, 03/25/48 (Call 09/25/47)	27,819	25,947,894
5.13%, 02/21/30 (Call 12/21/29)	3,909	3,977,329
5.13%, 07/20/45 (Call 01/20/45)	11,459	10,823,255
5.25%, 02/21/33 (Call 11/21/32)	3,875	3,958,312
5.30%, 12/05/43 (Call 06/05/43)	3,063	2,989,457
5.63%, 02/21/53 (Call 08/21/52)	3,730	3,747,307
6.13%, 09/15/39	2,378	2,504,819
6.25%, 06/01/27	1,115	1,179,525
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	4,812	3,259,889
2.50%, 09/15/60 (Call 03/15/60)	2,430	1,587,811
2.75%, 06/01/25 (Call 03/01/25)	3,489	3,385,935
3.10%, 05/15/27 (Call 02/15/27)	4,685	4,513,670
3.38%, 03/15/29 (Call 12/15/28)	5,635	5,411,910
3.70%, 03/01/45 (Call 09/01/44)	75	65,718
3.95%, 05/15/47 (Call 11/15/46)	1,458	1,316,661
3.95%, 03/15/49 (Call 09/15/48)	165	151,310
4.15%, 03/15/59 (Call 09/15/58)	1,205	1,100,864
4.70%, 02/27/33 (Call 11/27/32)	2,390	2,479,243
4.88%, 02/27/53 (Call 08/27/52)	2,215	2,311,397

Security	Par (000)	Value

Pharmaceuticals (continued)
4.95%, 02/27/63 (Call 08/27/62)	$1,035	$1,076,669
5.00%, 02/27/26 (Call 02/27/24)	125	125,831
5.50%, 03/15/27	130	137,378
5.55%, 03/15/37	1,670	1,858,844
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	4,682	4,628,251
3.88%, 05/15/28	7,293	7,199,139
4.20%, 03/18/43	3,809	3,476,703
5.38%, 04/15/34	2,216	2,395,673
6.38%, 05/15/38	7,248	8,606,710
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	5,282	5,188,826
3.38%, 06/01/29 (Call 03/01/29)	4,348	4,152,514
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	2,367	2,186,067
0.95%, 09/01/27 (Call 07/01/27)	2,296	2,038,963
1.30%, 09/01/30 (Call 06/01/30)	2,938	2,466,745
2.10%, 09/01/40 (Call 03/01/40)	3,476	2,526,113
2.25%, 09/01/50 (Call 03/01/50)	3,151	2,126,137
2.45%, 03/01/26 (Call 12/01/25)	4,065	3,906,099
2.45%, 09/01/60 (Call 03/01/60)	3,983	2,645,947
2.63%, 01/15/25 (Call 11/15/24)	4,719	4,607,632
2.90%, 01/15/28 (Call 10/15/27)	7,096	6,834,867
2.95%, 03/03/27 (Call 12/03/26)	4,485	4,345,696
3.40%, 01/15/38 (Call 07/15/37)	3,975	3,604,053
3.50%, 01/15/48 (Call 07/15/47)	2,785	2,427,935
3.55%, 03/01/36 (Call 09/01/35)	4,156	3,881,122
3.63%, 03/03/37 (Call 09/03/36)	5,976	5,595,807
3.70%, 03/01/46 (Call 09/01/45)	6,629	5,920,890
3.75%, 03/03/47 (Call 09/03/46)	3,816	3,432,759
4.38%, 12/05/33 (Call 06/05/33)	3,523	3,637,815
4.50%, 09/01/40	2,207	2,206,846
4.50%, 12/05/43 (Call 06/05/43)	1,993	2,009,283
4.85%, 05/15/41	1,172	1,208,637
4.95%, 05/15/33	719	783,005
5.85%, 07/15/38	1,893	2,208,525
5.95%, 08/15/37	3,499	4,133,824
6.95%, 09/01/29(b)	903	1,103,285
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	2,565	2,329,277
1.30%, 08/15/26 (Call 07/15/26)	2,852	2,560,326
3.95%, 02/16/28 (Call 11/16/27)(b)	2,322	2,271,334
5.25%, 02/15/26 (Call 02/15/24)	1,240	1,239,690
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	4,676	4,616,615
4.60%, 06/01/44 (Call 12/01/43)	2,813	2,599,381
5.90%, 11/01/39	785	838,199
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	4,135	3,784,228
1.45%, 06/24/30 (Call 03/24/30)	1,424	1,184,825
1.70%, 06/10/27 (Call 05/10/27)	7,065	6,454,443
1.90%, 12/10/28 (Call 10/10/28)	4,735	4,224,283
2.15%, 12/10/31 (Call 09/10/31)	7,130	6,084,742
2.35%, 06/24/40 (Call 12/24/39)	3,661	2,697,901
2.45%, 06/24/50 (Call 12/24/49)	5,255	3,554,324
2.75%, 02/10/25 (Call 11/10/24)	10,496	10,215,862
2.75%, 12/10/51 (Call 06/10/51)	4,055	2,882,699
2.90%, 12/10/61 (Call 06/10/61)	4,931	3,358,307
3.40%, 03/07/29 (Call 12/07/28)	7,221	6,974,619
3.60%, 09/15/42 (Call 03/15/42)	2,430	2,084,333

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 02/10/45 (Call 08/10/44)	$7,304	$6,373,982
3.90%, 03/07/39 (Call 09/07/38)	4,465	4,081,367
4.00%, 03/07/49 (Call 09/07/48)	5,508	4,945,854
4.15%, 05/18/43	4,082	3,814,751
6.50%, 12/01/33	1,188	1,401,044
6.55%, 09/15/37	325	388,599
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	780	861,089
5.95%, 12/01/28	940	1,023,528
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	3,680	3,527,206
5.20%, 04/15/48 (Call 10/15/47)	2,825	2,174,544
5.40%, 11/29/43 (Call 05/29/43)	1,819	1,494,418
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	3,725	3,557,338
2.00%, 02/14/27 (Call 12/14/26)	5,281	4,908,425
2.20%, 08/14/30 (Call 05/14/30)	1,923	1,700,605
2.75%, 08/14/50 (Call 02/14/50)	4,948	3,635,444
3.00%, 11/20/25 (Call 08/20/25)	5,876	5,704,421
3.10%, 05/17/27 (Call 02/17/27)	1,624	1,569,937
3.40%, 05/06/24	5,073	4,998,021
3.70%, 09/21/42	1,925	1,706,185
4.00%, 11/20/45 (Call 05/20/45)	4,331	4,001,844
4.40%, 05/06/44	6,483	6,364,361
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	4,582	4,272,761
1.70%, 05/28/30 (Call 02/28/30)	4,091	3,464,382
1.75%, 08/18/31 (Call 05/18/31)	3,975	3,312,208
2.55%, 05/28/40 (Call 11/28/39)	4,355	3,291,727
2.63%, 04/01/30 (Call 01/01/30)	4,818	4,361,880
2.70%, 05/28/50 (Call 11/28/49)	3,210	2,313,640
2.75%, 06/03/26	4,082	3,939,661
3.00%, 12/15/26	7,198	6,973,782
3.40%, 05/15/24	3,571	3,520,220
3.45%, 03/15/29 (Call 12/15/28)	6,448	6,241,213
3.60%, 09/15/28 (Call 06/15/28)	2,808	2,756,866
3.90%, 03/15/39 (Call 09/15/38)	3,508	3,202,944
4.00%, 12/15/36	4,087	3,928,751
4.00%, 03/15/49 (Call 09/15/48)	5,232	4,756,411
4.10%, 09/15/38 (Call 03/15/38)	3,447	3,262,896
4.13%, 12/15/46	1,942	1,789,359
4.20%, 09/15/48 (Call 03/15/48)	2,570	2,402,822
4.30%, 06/15/43	2,488	2,348,697
4.40%, 05/15/44	3,934	3,799,457
5.60%, 09/15/40	2,264	2,461,715
7.20%, 03/15/39	8,773	11,061,174
Pharmacia LLC, 6.60%, 12/01/28	3,669	4,098,236
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	5,431	5,342,040
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	9,828	9,370,113
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	9,888	8,401,636
3.03%, 07/09/40 (Call 01/09/40)	5,421	4,203,064
3.18%, 07/09/50 (Call 01/09/50)	7,700	5,516,357
3.38%, 07/09/60 (Call 01/09/60)	2,976	2,101,443
5.00%, 11/26/28 (Call 08/26/28)	6,656	6,771,348
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	7,112	6,804,833
5.25%, 06/15/46 (Call 12/15/45)	3,677	2,845,152

Security	Par (000)	Value

Pharmaceuticals (continued)
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	$3,657	$3,374,021
2.30%, 06/22/27 (Call 04/22/27)	4,038	3,559,214
2.70%, 06/22/30 (Call 03/22/30)	4,445	3,619,608
3.85%, 06/22/40 (Call 12/22/39)	5,476	3,794,539
4.00%, 06/22/50 (Call 12/22/49)	7,156	4,639,879
Wyeth LLC
5.95%, 04/01/37	6,356	7,167,089
6.00%, 02/15/36	1,764	1,987,763
6.50%, 02/01/34	3,524	4,109,971
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	4,165	3,532,378
3.00%, 09/12/27 (Call 06/15/27)	3,601	3,420,122
3.00%, 05/15/50 (Call 11/15/49)	520	369,554
3.90%, 08/20/28 (Call 05/20/28)	1,864	1,825,639
3.95%, 09/12/47 (Call 03/12/47)	3,154	2,644,724
4.45%, 08/20/48 (Call 02/20/48)	1,994	1,799,884
4.50%, 11/13/25 (Call 08/13/25)	4,316	4,294,291
4.70%, 02/01/43 (Call 08/01/42)	3,455	3,244,556
5.40%, 11/14/25 (Call 10/14/25)	705	718,860
5.60%, 11/16/32 (Call 08/16/32)	875	939,050

		1,116,037,486

Pipelines — 0.8%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	1,687	1,481,372
3.60%, 09/01/32 (Call 06/01/32)	955	835,635
4.45%, 07/15/27 (Call 04/15/27)	952	935,492
4.80%, 05/03/29 (Call 02/03/29)	2,351	2,321,942
4.95%, 12/15/24 (Call 09/15/24)	1,958	1,942,591
5.95%, 06/01/26 (Call 03/01/26)	2,154	2,199,019
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	3,190	2,611,717
3.70%, 11/15/29 (Call 05/18/29)	5,273	4,932,206
5.13%, 06/30/27 (Call 01/01/27)	3,622	3,637,176
5.88%, 03/31/25 (Call 10/02/24)	6,653	6,705,293
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	625	596,544
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	1,990	1,658,904
4.00%, 03/01/31 (Call 03/01/26)	1,675	1,497,031
4.50%, 10/01/29 (Call 10/01/24)	1,525	1,435,467
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	6,600	6,544,296
5.80%, 06/01/45 (Call 12/01/44)	2,587	2,655,866
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	885	756,578
5.13%, 05/15/29 (Call 02/15/29)	470	466,456
5.38%, 07/15/25 (Call 04/15/25)	224	223,917
5.60%, 04/01/44 (Call 10/01/43)	335	321,995
5.63%, 07/15/27 (Call 04/15/27)	145	147,395
8.13%, 08/16/30	150	170,147
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	2,630	2,390,539
4.60%, 12/15/44 (Call 06/15/44)	2,021	1,755,905
4.80%, 11/01/43 (Call 05/01/43)	1,788	1,609,826
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	2,210	2,155,656
5.88%, 10/15/25 (Call 07/15/25)	2,737	2,791,083
7.38%, 10/15/45 (Call 04/15/45)	2,834	3,355,428
Series B, 7.50%, 04/15/38	2,050	2,394,913

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	$2,550	$2,309,204
2.50%, 01/15/25 (Call 12/15/24)	2,852	2,740,202
2.50%, 02/14/25	1,370	1,310,967
2.50%, 08/01/33 (Call 05/01/33)	4,570	3,694,251
3.13%, 11/15/29 (Call 08/15/29)	3,970	3,607,499
3.40%, 08/01/51 (Call 02/01/51)	2,485	1,753,988
3.50%, 06/10/24 (Call 03/10/24)	2,518	2,475,295
3.70%, 07/15/27 (Call 04/15/27)	3,162	3,036,816
4.00%, 11/15/49 (Call 05/15/49)	1,763	1,380,323
4.25%, 12/01/26 (Call 09/01/26)	3,866	3,806,966
4.50%, 06/10/44 (Call 12/10/43)	1,473	1,256,498
5.50%, 12/01/46 (Call 05/29/46)	996	970,841
5.70%, 03/08/33 (Call 12/08/32)	3,915	4,068,859
5.97%, 03/08/26 (Call 03/08/24)	344	345,400
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	4,315	4,118,107
3.75%, 05/15/30 (Call 02/15/30)	4,166	3,833,095
3.90%, 05/15/24 (Call 02/15/24)	2,231	2,191,154
3.90%, 07/15/26 (Call 04/15/26)	2,729	2,627,017
4.00%, 10/01/27 (Call 07/01/27)	2,720	2,611,717
4.05%, 03/15/25 (Call 12/15/24)	4,071	3,995,524
4.15%, 09/15/29 (Call 06/15/29)	2,722	2,594,719
4.20%, 04/15/27 (Call 01/15/27)	2,367	2,286,475
4.40%, 03/15/27 (Call 12/15/26)	2,867	2,792,343
4.75%, 01/15/26 (Call 10/15/25)	3,947	3,914,871
4.90%, 03/15/35 (Call 09/15/34)	1,270	1,195,476
4.95%, 05/15/28 (Call 02/15/28)	1,853	1,836,156
4.95%, 06/15/28 (Call 03/15/28)	4,124	4,104,741
4.95%, 01/15/43 (Call 07/15/42)	1,649	1,393,982
5.00%, 05/15/44 (Call 11/15/43)	1,895	1,633,793
5.00%, 05/15/50 (Call 11/15/49)	7,269	6,160,550
5.15%, 02/01/43 (Call 08/01/42)	2,266	1,977,493
5.15%, 03/15/45 (Call 09/15/44)	1,318	1,150,179
5.25%, 04/15/29 (Call 01/15/29)	4,452	4,465,757
5.30%, 04/01/44 (Call 10/01/43)	2,664	2,353,138
5.30%, 04/15/47 (Call 10/15/46)	3,745	3,281,594
5.35%, 05/15/45 (Call 11/15/44)	3,383	3,012,392
5.40%, 10/01/47 (Call 04/01/47)	5,673	5,047,268
5.50%, 06/01/27 (Call 03/01/27)	3,003	3,047,144
5.55%, 02/15/28 (Call 01/15/28)	2,565	2,619,301
5.75%, 02/15/33 (Call 11/15/32)	3,650	3,738,001
5.95%, 12/01/25 (Call 09/01/25)	2,093	2,128,748
5.95%, 10/01/43 (Call 04/01/43)	1,463	1,410,712
6.00%, 06/15/48 (Call 12/15/47)	4,275	4,086,900
6.05%, 06/01/41 (Call 12/01/40)	2,129	2,141,071
6.10%, 02/15/42	1,645	1,601,835
6.13%, 12/15/45 (Call 06/15/45)	3,623	3,539,381
6.25%, 04/15/49 (Call 10/15/48)	6,424	6,357,383
6.50%, 02/01/42 (Call 08/01/41)	907	939,407
6.63%, 10/15/36	1,690	1,789,220
7.50%, 07/01/38	2,510	2,833,790
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	1,821	1,796,963
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	3,896	3,483,180
3.13%, 07/31/29 (Call 04/30/29)	4,991	4,595,413
3.20%, 02/15/52 (Call 08/15/51)	4,175	2,941,747
3.30%, 02/15/53 (Call 08/15/52)	1,865	1,342,054
3.70%, 02/15/26 (Call 11/15/25)	4,192	4,117,927
3.70%, 01/31/51 (Call 07/31/50)	4,117	3,168,855

Security	Par (000)	Value

Pipelines (continued)
3.75%, 02/15/25 (Call 11/15/24)	$6,393	$6,313,151
3.95%, 02/15/27 (Call 11/15/26)	3,894	3,845,909
3.95%, 01/31/60 (Call 07/31/59)	3,192	2,487,749
4.15%, 10/16/28 (Call 07/16/28)	4,436	4,366,843
4.20%, 01/31/50 (Call 07/31/49)	4,620	3,864,445
4.25%, 02/15/48 (Call 08/15/47)	4,445	3,782,428
4.45%, 02/15/43 (Call 08/15/42)	3,131	2,789,533
4.80%, 02/01/49 (Call 08/01/48)	4,683	4,319,131
4.85%, 08/15/42 (Call 02/15/42)	3,169	2,951,923
4.85%, 03/15/44 (Call 09/15/43)	5,172	4,818,287
4.90%, 05/15/46 (Call 11/15/45)	2,587	2,405,263
4.95%, 10/15/54 (Call 04/15/54)	1,787	1,636,535
5.05%, 01/10/26	3,715	3,778,824
5.10%, 02/15/45 (Call 08/15/44)	4,399	4,233,642
5.35%, 01/31/33 (Call 10/31/32)	4,085	4,253,547
5.38%, 02/15/78 (Call 02/15/28), (3-mo. LIBOR US + 2.570%)(a)	2,725	2,233,328
5.70%, 02/15/42	1,097	1,119,094
5.95%, 02/01/41	3,064	3,249,801
6.13%, 10/15/39	2,002	2,169,527
6.45%, 09/01/40	1,970	2,158,647
7.55%, 04/15/38	1,709	2,021,012
Series D, 6.88%, 03/01/33	1,120	1,283,072
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. LIBOR US + 3.033%)(a)	4,571	3,947,333
Series H, 6.65%, 10/15/34	1,530	1,695,439
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	2,569	2,538,506
4.30%, 05/01/24 (Call 02/01/24)	3,067	3,040,041
4.70%, 11/01/42 (Call 05/01/42)	1,792	1,542,984
5.00%, 08/15/42 (Call 02/15/42)	2,490	2,201,484
5.00%, 03/01/43 (Call 09/01/42)	2,465	2,172,355
5.40%, 09/01/44 (Call 03/01/44)	2,240	2,074,374
5.50%, 03/01/44 (Call 09/01/43)	2,965	2,774,884
5.63%, 09/01/41	1,672	1,592,647
5.80%, 03/15/35	1,281	1,315,715
6.38%, 03/01/41	2,421	2,500,869
6.50%, 02/01/37	1,176	1,242,726
6.50%, 09/01/39	2,182	2,314,687
6.55%, 09/15/40	1,663	1,722,951
6.95%, 01/15/38	4,488	5,069,645
7.30%, 08/15/33	1,120	1,257,178
7.40%, 03/15/31	886	985,790
7.50%, 11/15/40	1,559	1,776,403
7.75%, 03/15/32	851	971,527
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	3,015	2,724,655
2.00%, 02/15/31 (Call 11/15/30)	700	569,128
3.25%, 08/01/50 (Call 02/01/50)	2,162	1,419,829
3.60%, 02/15/51 (Call 08/15/50)	1,400	984,886
4.30%, 06/01/25 (Call 03/01/25)	7,045	6,958,417
4.30%, 03/01/28 (Call 12/01/27)	5,306	5,228,267
4.80%, 02/01/33 (Call 11/01/32)(b)	3,440	3,331,778
5.05%, 02/15/46 (Call 08/15/45)	3,073	2,703,226
5.20%, 06/01/33 (Call 03/01/33)	2,145	2,131,058
5.20%, 03/01/48 (Call 09/01/47)	2,938	2,626,454
5.30%, 12/01/34 (Call 06/01/34)	3,138	3,079,821
5.45%, 08/01/52 (Call 02/01/52)	2,975	2,746,103
5.55%, 06/01/45 (Call 12/01/44)	6,410	6,050,655
7.75%, 01/15/32	4,724	5,491,744

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
7.80%, 08/01/31	$1,375	$1,575,049
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	1,337	1,213,729
3.95%, 03/01/50 (Call 09/01/49)	3,309	2,548,989
4.20%, 10/03/47 (Call 04/03/47)	2,268	1,810,182
4.25%, 09/15/46 (Call 03/15/46)	2,243	1,791,888
4.85%, 02/01/49 (Call 08/01/48)	2,018	1,764,277
5.00%, 03/01/26 (Call 12/01/25)	3,579	3,615,291
5.15%, 10/15/43 (Call 04/15/43)	2,211	1,999,938
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	6,608	6,079,294
2.65%, 08/15/30 (Call 05/15/30)	5,288	4,517,750
4.00%, 02/15/25 (Call 11/15/24)	2,190	2,146,901
4.00%, 03/15/28 (Call 12/15/27)	4,170	4,024,592
4.13%, 03/01/27 (Call 12/01/26)	4,377	4,271,558
4.25%, 12/01/27 (Call 09/01/27)	2,720	2,659,507
4.50%, 04/15/38 (Call 10/15/37)	7,125	6,395,614
4.70%, 04/15/48 (Call 10/15/47)	5,114	4,281,696
4.80%, 02/15/29 (Call 11/15/28)	3,145	3,125,407
4.88%, 12/01/24 (Call 09/01/24)	5,014	4,995,298
4.88%, 06/01/25 (Call 03/01/25)	4,452	4,437,576
4.90%, 04/15/58 (Call 10/15/57)	1,026	847,548
4.95%, 09/01/32 (Call 06/01/32)	3,595	3,531,189
4.95%, 03/14/52 (Call 09/14/51)	5,060	4,375,230
5.00%, 03/01/33 (Call 12/01/32)	2,350	2,308,029
5.20%, 03/01/47 (Call 09/01/46)	3,703	3,340,847
5.20%, 12/01/47 (Call 06/01/47)	1,981	1,767,329
5.50%, 02/15/49 (Call 08/15/48)	5,176	4,788,318
5.65%, 03/01/53 (Call 09/01/52)	990	947,123
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,609	2,532,269
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,420	1,326,720
2.75%, 09/01/24 (Call 08/01/24)	1,316	1,273,914
3.10%, 03/15/30 (Call 12/15/29)	1,788	1,584,383
3.40%, 09/01/29 (Call 06/01/29)	2,733	2,478,913
4.00%, 07/13/27 (Call 04/13/27)	2,276	2,192,061
4.35%, 03/15/29 (Call 12/15/28)	2,678	2,561,052
4.45%, 09/01/49 (Call 03/01/49)	2,558	2,003,835
4.50%, 03/15/50 (Call 09/15/49)	1,701	1,335,404
4.55%, 07/15/28 (Call 04/15/28)	3,226	3,164,416
4.90%, 03/15/25 (Call 12/15/24)	3,198	3,180,987
4.95%, 07/13/47 (Call 01/06/47)	2,595	2,201,157
5.20%, 07/15/48 (Call 01/15/48)	3,674	3,214,750
5.85%, 01/15/26 (Call 12/15/25)	1,931	1,970,663
6.00%, 06/15/35	860	866,304
6.10%, 11/15/32 (Call 08/15/32)	365	381,750
6.35%, 01/15/31 (Call 10/15/30)	1,845	1,953,929
7.15%, 01/15/51 (Call 07/15/50)	1,200	1,307,772
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	2,590	2,571,533
6.20%, 09/15/43 (Call 03/15/43)	1,237	1,240,130
6.65%, 10/01/36	2,438	2,578,673
6.85%, 10/15/37	2,005	2,146,312
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	2,758	2,489,674
3.60%, 11/01/24 (Call 08/01/24)	3,914	3,821,238
3.80%, 09/15/30 (Call 06/15/30)	2,169	1,961,579
4.30%, 01/31/43 (Call 07/31/42)	1,452	1,094,750
4.50%, 12/15/26 (Call 09/15/26)	4,225	4,148,950

Security	Par (000)	Value

Pipelines (continued)
4.65%, 10/15/25 (Call 07/15/25)	$4,783	$4,732,013
4.70%, 06/15/44 (Call 12/15/43)	2,625	2,084,880
4.90%, 02/15/45 (Call 08/15/44)	2,656	2,154,228
5.15%, 06/01/42 (Call 12/01/41)	1,949	1,646,457
6.65%, 01/15/37	2,817	2,921,821
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	4,363	4,227,485
4.50%, 05/15/30 (Call 11/15/29)	2,417	2,342,943
5.00%, 03/15/27 (Call 09/15/26)	8,618	8,622,137
5.63%, 03/01/25 (Call 12/01/24)	8,962	9,007,617
5.75%, 05/15/24 (Call 02/15/24)	7,225	7,229,624
5.88%, 06/30/26 (Call 12/31/25)	2,100	2,145,339
5.90%, 09/15/37 (Call 03/15/37)(f)	2,745	2,819,801
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	3,048	2,915,747
3.50%, 03/15/25 (Call 12/15/24)	2,594	2,516,569
4.50%, 03/15/45 (Call 09/15/44)	3,510	2,996,733
5.95%, 09/25/43 (Call 03/25/43)	1,586	1,607,696
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	3,650	3,207,072
4.20%, 02/01/33 (Call 12/01/32)	2,615	2,376,669
4.88%, 02/01/31 (Call 02/01/26)	3,665	3,464,231
4.95%, 04/15/52 (Call 10/15/51)	2,335	1,931,395
5.00%, 01/15/28 (Call 01/15/24)	2,330	2,281,443
5.20%, 07/01/27 (Call 06/01/27)	3,030	3,036,302
5.50%, 03/01/30 (Call 03/01/25)	3,625	3,543,872
6.13%, 03/15/33 (Call 12/15/32)	2,890	3,016,871
6.25%, 07/01/52 (Call 01/01/52)	2,760	2,727,984
6.50%, 07/15/27 (Call 07/15/23)	2,705	2,758,829
6.50%, 02/15/53 (Call 08/15/52)	2,945	3,005,961
6.88%, 01/15/29 (Call 01/15/24)	2,730	2,792,080
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	4,370	4,254,763
4.38%, 03/13/25 (Call 12/13/24)	3,653	3,587,867
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	1,708	1,826,040
7.00%, 10/15/28	1,170	1,273,873
7.63%, 04/01/37	180	206,906
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,047	1,198,878
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,272	1,194,701
2.50%, 10/12/31 (Call 07/12/31)	4,074	3,374,372
4.10%, 04/15/30 (Call 01/15/30)	1,425	1,360,533
4.25%, 05/15/28 (Call 02/15/28)	6,214	6,077,106
4.63%, 03/01/34 (Call 12/01/33)	4,669	4,441,340
4.75%, 05/15/38 (Call 11/15/37)	2,235	2,115,651
4.88%, 01/15/26 (Call 10/15/25)	3,375	3,381,412
4.88%, 05/15/48 (Call 11/15/47)	3,690	3,377,863
5.00%, 10/16/43 (Call 04/16/43)	2,626	2,416,550
5.10%, 03/15/49 (Call 09/15/48)	3,891	3,660,808
5.60%, 03/31/34	1,291	1,309,694
5.85%, 03/15/36	2,203	2,265,918
6.10%, 06/01/40	2,996	3,133,157
6.20%, 03/09/26 (Call 03/09/24)	25	25,167
6.20%, 10/15/37	3,778	4,011,329
7.25%, 08/15/38	2,681	3,098,405
7.63%, 01/15/39	3,209	3,821,502
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	2,434	2,220,976
3.95%, 05/15/50 (Call 11/15/49)	2,339	1,875,013

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.00%, 03/15/28 (Call 12/15/27)	$1,814	$1,748,642
4.45%, 08/01/42 (Call 02/01/42)	1,568	1,389,483
4.60%, 03/15/48 (Call 09/15/47)	2,735	2,409,945
5.40%, 08/15/41 (Call 02/15/41)	1,952	1,939,078
7.85%, 02/01/26 (Call 11/01/25)	4,557	4,881,823
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	2,311	2,286,319
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	240	229,906
3.95%, 06/01/25 (Call 03/01/25)	505	486,704
4.30%, 02/01/30 (Call 11/01/29)	70	64,097
4.50%, 03/01/28 (Call 12/01/27)	420	401,499
4.65%, 07/01/26 (Call 04/01/26)	100	97,358
5.30%, 03/01/48 (Call 09/01/47)	190	160,784
5.45%, 04/01/44 (Call 10/01/43)	65	56,527
5.50%, 08/15/48 (Call 02/15/48)	230	195,709
5.50%, 02/01/50 (Call 08/01/49)	2,340	1,989,281
6.15%, 04/01/33 (Call 01/01/33)	820	834,235
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	1,660	1,410,253
3.50%, 11/15/30 (Call 08/15/30)	2,494	2,281,112
3.50%, 10/15/51 (Call 04/15/51)	1,475	1,049,861
3.75%, 06/15/27 (Call 03/15/27)	6,515	6,299,353
3.90%, 01/15/25 (Call 10/15/24)	4,880	4,793,429
4.00%, 09/15/25 (Call 06/15/25)	4,001	3,918,339
4.55%, 06/24/24 (Call 03/24/24)	2,277	2,258,033
4.65%, 08/15/32 (Call 05/15/32)	3,430	3,329,364
4.85%, 03/01/48 (Call 09/01/47)	3,346	2,968,404
4.90%, 01/15/45 (Call 07/15/44)	2,481	2,204,418
5.10%, 09/15/45 (Call 03/15/45)	2,633	2,411,591
5.30%, 08/15/52 (Call 02/15/52)	1,735	1,627,725
5.40%, 03/02/26	1,670	1,705,053
5.40%, 03/04/44 (Call 09/04/43)	2,286	2,156,772
5.75%, 06/24/44 (Call 12/24/43)	2,201	2,181,543
5.80%, 11/15/43 (Call 05/15/43)	1,760	1,751,446
6.30%, 04/15/40	4,924	5,202,009
8.75%, 03/15/32	555	671,561
Series A, 7.50%, 01/15/31	330	369,676
Williams Cos., Inc. (The), 5.65%, 03/15/33 (Call 12/15/32)	3,765	3,899,938

		752,437,481

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	1,432	1,403,303
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	3,458	2,767,921
4.88%, 03/01/26 (Call 12/01/25)	2,464	2,465,552
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	1,927	1,425,614

		8,062,390

Real Estate Investment Trusts — 1.0%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	1,715	1,463,547
2.60%, 06/15/33 (Call 03/15/33)	1,261	1,000,301
2.90%, 10/01/30 (Call 07/01/30)	1,174	1,000,013
4.80%, 10/01/32 (Call 07/01/32)	235	225,255
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	3,160	2,389,276
2.00%, 05/18/32 (Call 02/18/32)	1,688	1,300,317

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.75%, 12/15/29 (Call 09/15/29)	$1,191	$1,033,645
2.95%, 03/15/34 (Call 12/15/33)	2,245	1,817,440
3.00%, 05/18/51 (Call 11/18/50)	3,170	1,973,325
3.38%, 08/15/31 (Call 05/15/31)	2,125	1,863,965
3.45%, 04/30/25 (Call 02/28/25)	1,920	1,853,222
3.55%, 03/15/52 (Call 09/15/51)	3,470	2,443,747
3.80%, 04/15/26 (Call 02/15/26)	1,761	1,699,946
3.95%, 01/15/27 (Call 10/15/26)	411	396,496
3.95%, 01/15/28 (Call 10/15/27)	1,472	1,398,017
4.00%, 02/01/50 (Call 08/01/49)	2,780	2,091,005
4.30%, 01/15/26 (Call 10/15/25)	845	826,976
4.50%, 07/30/29 (Call 04/30/29)	1,746	1,684,104
4.70%, 07/01/30 (Call 04/01/30)	1,447	1,404,907
4.75%, 04/15/35 (Call 01/15/35)(b)	850	809,166
4.85%, 04/15/49 (Call 10/15/48)	1,248	1,065,193
4.90%, 12/15/30 (Call 09/15/30)	3,205	3,147,086
5.15%, 04/15/53 (Call 10/15/52)	2,770	2,540,533
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	650	515,320
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	410	329,710
3.38%, 07/15/51 (Call 01/15/51)	2,035	1,345,033
3.63%, 04/15/32 (Call 01/15/32)	155	135,580
4.25%, 02/15/28 (Call 11/15/27)	2,720	2,576,058
4.30%, 04/15/52 (Call 10/15/51)	330	256,106
4.90%, 02/15/29 (Call 11/15/28)	1,616	1,576,246
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	2,680	2,464,421
1.45%, 09/15/26 (Call 08/15/26)	2,332	2,083,875
1.50%, 01/31/28 (Call 11/30/27)	2,054	1,766,091
1.60%, 04/15/26 (Call 03/15/26)	2,766	2,515,843
1.88%, 10/15/30 (Call 07/15/30)	3,066	2,464,022
2.10%, 06/15/30 (Call 03/15/30)	1,832	1,507,773
2.30%, 09/15/31 (Call 06/15/31)	3,590	2,909,910
2.40%, 03/15/25 (Call 02/15/25)	1,522	1,448,213
2.70%, 04/15/31 (Call 01/15/31)	3,442	2,909,006
2.75%, 01/15/27 (Call 11/15/26)	3,058	2,837,855
2.90%, 01/15/30 (Call 10/15/29)	2,890	2,542,564
2.95%, 01/15/25 (Call 12/15/24)	3,035	2,926,347
2.95%, 01/15/51 (Call 07/15/50)	4,700	3,033,615
3.10%, 06/15/50 (Call 12/15/49)	4,650	3,092,436
3.13%, 01/15/27 (Call 10/15/26)	1,883	1,772,242
3.38%, 05/15/24 (Call 04/15/24)	2,492	2,438,945
3.38%, 10/15/26 (Call 07/15/26)	3,677	3,503,593
3.55%, 07/15/27 (Call 04/15/27)	2,386	2,262,381
3.60%, 01/15/28 (Call 10/15/27)	3,061	2,898,859
3.65%, 03/15/27 (Call 02/15/27)	2,060	1,970,534
3.70%, 10/15/49 (Call 04/15/49)	2,481	1,815,025
3.80%, 08/15/29 (Call 05/15/29)	5,706	5,348,291
3.95%, 03/15/29 (Call 12/15/28)	2,748	2,596,668
4.00%, 06/01/25 (Call 03/01/25)	3,136	3,076,510
4.05%, 03/15/32 (Call 12/15/31)(b)	2,310	2,141,601
4.40%, 02/15/26 (Call 11/15/25)	1,994	1,967,061
5.50%, 03/15/28 (Call 02/15/28)	2,020	2,083,347
5.65%, 03/15/33 (Call 12/15/32)	2,710	2,814,443
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	1,805	1,566,451
2.05%, 01/15/32 (Call 10/15/31)	2,915	2,370,740
2.30%, 03/01/30 (Call 12/01/29)	2,488	2,134,455
2.45%, 01/15/31 (Call 10/15/30)	2,214	1,895,538

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.90%, 10/15/26 (Call 07/15/26)	$1,552	$1,463,474
2.95%, 05/11/26 (Call 02/11/26)	2,595	2,459,904
3.20%, 01/15/28 (Call 10/15/27)	1,873	1,754,271
3.30%, 06/01/29 (Call 03/01/29)	1,848	1,700,400
3.35%, 05/15/27 (Call 02/15/27)	977	929,459
3.45%, 06/01/25 (Call 03/03/25)	2,397	2,325,857
3.50%, 11/15/24 (Call 08/15/24)	1,030	1,007,165
3.50%, 11/15/25 (Call 08/15/25)	760	735,695
3.90%, 10/15/46 (Call 04/15/46)	1,015	809,310
4.15%, 07/01/47 (Call 01/01/47)	980	819,143
4.35%, 04/15/48 (Call 10/15/47)	1,305	1,125,889
5.00%, 02/15/33 (Call 11/15/32)(b)	1,515	1,551,042
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	4,110	2,957,433
2.55%, 04/01/32 (Call 01/01/32)	4,260	3,207,311
2.75%, 10/01/26 (Call 07/01/26)	4,476	3,986,818
2.90%, 03/15/30 (Call 12/15/29)	3,387	2,748,110
3.20%, 01/15/25 (Call 10/15/24)	4,482	4,279,369
3.25%, 01/30/31 (Call 10/30/30)	3,402	2,783,176
3.40%, 06/21/29 (Call 03/21/29)	1,860	1,581,949
3.65%, 02/01/26 (Call 11/03/25)	4,153	3,870,264
4.50%, 12/01/28 (Call 09/01/28)	3,947	3,588,612
6.75%, 12/01/27 (Call 11/01/27)	690	702,655
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	2,062	1,591,782
4.10%, 10/01/24 (Call 07/01/24)	2,332	2,204,253
4.55%, 10/01/29 (Call 07/01/29)	1,818	1,311,414
7.55%, 03/15/28 (Call 02/15/28)(b)	1,315	1,178,529
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	598	510,764
2.50%, 08/16/31 (Call 05/16/31)	2,225	1,749,584
3.85%, 02/01/25 (Call 11/01/24)	2,084	2,007,997
3.90%, 03/15/27 (Call 12/15/26)	866	807,753
4.05%, 07/01/30 (Call 04/01/30)	3,487	3,146,076
4.13%, 06/15/26 (Call 03/15/26)	1,933	1,835,635
4.13%, 05/15/29 (Call 02/15/29)	1,954	1,789,415
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	2,917	2,143,353
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	2,980	2,597,785
3.15%, 07/01/29 (Call 04/01/29)	2,218	2,003,675
3.35%, 11/01/49 (Call 05/01/49)	2,130	1,563,420
4.10%, 10/15/28 (Call 07/15/28)	1,192	1,156,633
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	1,509	1,165,069
2.25%, 03/15/26 (Call 02/15/26)	490	437,893
2.75%, 04/15/31 (Call 01/15/31)	1,805	1,372,378
2.90%, 12/01/33 (Call 09/01/33)	1,790	1,245,625
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	4,675	3,332,807
3.25%, 01/15/51 (Call 07/15/50)	3,385	2,324,581
4.75%, 05/15/47 (Call 11/15/46)	1,408	1,232,084
4.80%, 09/01/28 (Call 08/01/28)	1,710	1,712,206
5.00%, 01/11/28 (Call 12/11/27)	2,045	2,067,209
5.10%, 05/01/33 (Call 02/01/33)	1,925	1,930,005
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	4,760	4,228,879
1.35%, 07/15/25 (Call 06/15/25)	2,335	2,161,486
2.10%, 04/01/31 (Call 01/01/31)	3,885	3,169,849
2.25%, 01/15/31 (Call 10/15/30)	3,007	2,495,750

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.50%, 07/15/31 (Call 04/15/31)	$580	$486,568
2.90%, 03/15/27 (Call 02/15/27)	1,930	1,799,957
3.10%, 11/15/29 (Call 08/15/29)	883	793,473
3.20%, 09/01/24 (Call 07/01/24)	3,876	3,773,402
3.30%, 07/01/30 (Call 04/01/30)	4,380	3,953,169
3.65%, 09/01/27 (Call 06/01/27)	3,600	3,440,484
3.70%, 06/15/26 (Call 03/15/26)	4,304	4,161,753
3.80%, 02/15/28 (Call 11/15/27)	4,296	4,113,807
4.00%, 03/01/27 (Call 12/01/26)	2,485	2,422,353
4.00%, 11/15/49 (Call 05/15/49)	1,433	1,118,270
4.15%, 07/01/50 (Call 01/01/50)	1,948	1,564,848
4.30%, 02/15/29 (Call 11/15/28)	3,075	2,990,376
4.45%, 02/15/26 (Call 11/15/25)	4,170	4,129,676
5.20%, 02/15/49 (Call 08/15/48)	1,568	1,470,078
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	1,545	1,230,206
2.25%, 12/15/28 (Call 10/15/28)	2,562	2,222,458
2.50%, 02/15/32 (Call 11/15/31)	2,575	2,086,007
3.00%, 02/15/30 (Call 11/15/29)	760	662,994
3.13%, 09/01/26 (Call 06/01/26)	2,527	2,371,918
4.00%, 11/15/25 (Call 08/15/25)	1,301	1,259,875
4.38%, 02/15/29 (Call 11/15/28)	1,616	1,555,255
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	3,909	3,513,487
3.70%, 08/15/27 (Call 05/15/27)	5,760	5,370,163
4.45%, 07/15/28 (Call 04/15/28)	2,205	2,096,779
5.55%, 01/15/28 (Call 12/15/27)	2,845	2,851,401
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	1,500	1,197,030
4.50%, 04/01/25 (Call 01/01/25)	1,000	968,060
4.50%, 06/01/27 (Call 03/01/27)	1,500	1,338,135
4.75%, 12/15/26 (Call 09/15/26)	1,500	1,364,055
4.95%, 04/15/28 (Call 01/15/28)	1,000	890,480
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,349	2,131,647
1.25%, 07/15/25 (Call 06/15/25)	3,223	2,962,775
1.45%, 05/15/26 (Call 04/15/26)	3,027	2,734,925
1.55%, 03/15/28 (Call 01/15/28)	1,523	1,301,084
1.80%, 07/15/27 (Call 05/15/27)	2,753	2,418,125
2.00%, 05/15/28 (Call 03/15/28)	3,608	3,117,565
2.15%, 07/15/30 (Call 04/15/30)	1,535	1,261,570
2.50%, 05/15/31 (Call 02/15/31)	605	499,688
2.63%, 11/18/24 (Call 10/18/24)	4,842	4,657,132
2.90%, 11/18/26 (Call 09/18/26)	2,598	2,425,649
2.95%, 09/15/51 (Call 03/15/51)	2,400	1,546,296
3.00%, 07/15/50 (Call 01/15/50)	1,964	1,291,251
3.20%, 11/18/29 (Call 08/18/29)	3,647	3,271,250
3.40%, 02/15/52 (Call 08/15/51)	1,945	1,380,075
3.90%, 04/15/32 (Call 01/15/32)	1,875	1,706,137
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	795	640,659
2.50%, 02/15/30 (Call 11/15/29)	2,183	1,894,429
2.85%, 11/01/26 (Call 08/01/26)	686	640,731
3.00%, 07/01/29 (Call 04/01/29)	2,373	2,160,000
3.25%, 08/01/27 (Call 05/01/27)	1,169	1,100,719
3.38%, 06/01/25 (Call 03/01/25)	563	545,023
3.50%, 03/01/28 (Call 12/01/27)	2,768	2,617,947
4.00%, 08/01/47 (Call 02/01/47)	981	792,295
4.15%, 12/01/28 (Call 09/01/28)	1,630	1,585,908
4.50%, 07/01/44 (Call 01/01/44)	470	422,445

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 06/01/45 (Call 12/01/44)	$1,515	$1,315,868
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,440	1,121,818
1.70%, 03/01/28 (Call 01/01/28)	625	539,950
2.55%, 06/15/31 (Call 03/15/31)	1,120	927,226
2.65%, 03/15/32 (Call 12/15/31)	2,638	2,167,829
2.65%, 09/01/50 (Call 03/01/50)	620	364,901
3.00%, 01/15/30 (Call 10/15/29)	2,275	1,992,377
3.38%, 04/15/26 (Call 01/15/26)	1,874	1,795,086
3.50%, 04/01/25 (Call 01/01/25)	1,741	1,677,924
3.63%, 05/01/27 (Call 02/01/27)	1,800	1,712,196
3.88%, 05/01/24 (Call 02/01/24)	2,075	2,041,551
4.00%, 03/01/29 (Call 12/01/28)	1,521	1,444,980
4.50%, 03/15/48 (Call 09/15/47)	1,825	1,524,934
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	1,730	1,376,855
2.55%, 06/01/31 (Call 03/01/31)	1,485	1,225,036
3.90%, 04/01/29 (Call 02/01/29)	145	134,688
5.70%, 04/01/28 (Call 03/01/28)	780	797,987
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	1,229	1,108,300
3.20%, 06/15/29 (Call 03/15/29)	1,783	1,592,522
3.25%, 07/15/27 (Call 04/15/27)	1,969	1,827,429
3.50%, 06/01/30 (Call 03/01/30)	526	466,862
4.50%, 12/01/44 (Call 06/01/44)	1,291	1,039,320
Federal Realty OP LP, 5.38%, 05/01/28 (Call 04/01/28)	1,200	1,198,668
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	3,215	2,649,932
3.35%, 09/01/24 (Call 06/03/24)	2,998	2,900,895
4.00%, 01/15/30 (Call 10/17/29)	2,883	2,575,355
4.00%, 01/15/31 (Call 10/15/30)	2,822	2,485,081
5.25%, 06/01/25 (Call 03/01/25)	3,915	3,845,587
5.30%, 01/15/29 (Call 10/15/28)	3,035	2,924,010
5.38%, 04/15/26 (Call 01/15/26)	5,918	5,863,377
5.75%, 06/01/28 (Call 03/03/28)	2,324	2,296,716
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	2,013	1,573,401
3.50%, 08/01/26 (Call 05/01/26)	2,472	2,304,126
3.75%, 07/01/27 (Call 04/01/27)	2,793	2,624,778
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	1,760	1,527,856
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	1,325	1,167,299
2.13%, 12/01/28 (Call 10/01/28)	2,530	2,195,256
2.88%, 01/15/31 (Call 10/15/30)	1,778	1,542,486
3.00%, 01/15/30 (Call 10/15/29)	3,219	2,848,171
3.25%, 07/15/26 (Call 05/15/26)	1,722	1,631,268
3.40%, 02/01/25 (Call 11/01/24)	443	429,754
3.50%, 07/15/29 (Call 04/15/29)	2,091	1,935,053
4.00%, 06/01/25 (Call 03/01/25)	2,611	2,550,138
6.75%, 02/01/41 (Call 08/01/40)	958	1,035,799
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)	1,050	1,060,637
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	796	579,074
3.05%, 02/15/30 (Call 11/15/29)	2,761	2,145,131
3.88%, 03/01/27 (Call 12/01/26)	2,150	1,947,040
4.13%, 03/15/28 (Call 12/15/27)	1,413	1,254,702
4.20%, 04/15/29 (Call 01/15/29)	2,590	2,207,043

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	$2,064	$1,992,255
Series F, 4.50%, 02/01/26 (Call 11/01/25)	421	411,208
Series H, 3.38%, 12/15/29 (Call 09/16/29)	2,509	2,150,690
Series I, 3.50%, 09/15/30 (Call 06/15/30)	470	400,849
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,710	1,354,388
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	2,219	1,388,872
3.95%, 11/01/27 (Call 08/01/27)	2,251	1,655,768
4.65%, 04/01/29 (Call 01/01/29)	2,506	1,741,119
5.95%, 02/15/28 (Call 01/15/28)(b)	130	101,495
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	1,463	1,127,797
2.30%, 11/15/28 (Call 09/15/28)	1,850	1,576,255
2.70%, 01/15/34 (Call 10/15/33)	1,775	1,370,300
4.15%, 04/15/32 (Call 01/15/32)	3,025	2,734,721
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	1,738	1,175,340
2.65%, 11/15/33 (Call 08/15/33)	2,000	1,326,020
3.05%, 02/15/30 (Call 11/15/29)	2,047	1,566,385
3.45%, 12/15/24 (Call 09/15/24)	2,942	2,824,408
4.25%, 08/15/29 (Call 05/15/29)	2,083	1,786,068
4.38%, 10/01/25 (Call 07/01/25)	1,236	1,147,230
4.75%, 12/15/28 (Call 09/15/28)	1,879	1,670,882
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	653	562,977
2.25%, 12/01/31 (Call 09/01/31)	1,136	892,953
2.70%, 10/01/30 (Call 07/01/30)	935	784,269
2.80%, 10/01/26 (Call 07/01/26)	2,685	2,481,826
3.20%, 04/01/32 (Call 01/01/32)	41	34,743
3.30%, 02/01/25 (Call 12/01/24)	1,862	1,793,683
3.70%, 10/01/49 (Call 04/01/49)	817	592,864
3.80%, 04/01/27 (Call 01/01/27)	1,884	1,797,468
4.13%, 12/01/46 (Call 06/01/46)	891	677,516
4.25%, 04/01/45 (Call 10/01/44)	1,652	1,290,955
4.45%, 09/01/47 (Call 03/01/47)	2,635	2,130,292
4.60%, 02/01/33 (Call 11/01/32)	1,805	1,706,880
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	2,127	1,975,239
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	840	799,327
4.75%, 09/15/30 (Call 06/15/30)	2,315	2,114,428
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,501	1,233,312
2.40%, 10/15/31 (Call 07/15/31)	2,455	1,989,090
3.88%, 12/15/27 (Call 09/15/27)	891	846,245
4.00%, 06/15/29 (Call 03/15/29)	2,373	2,219,704
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,644	1,570,086
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	345	266,488
2.70%, 09/15/30 (Call 06/15/30)	696	564,484
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	1,910	1,692,871
1.70%, 02/15/31 (Call 11/15/30)	2,371	1,904,387
2.75%, 03/15/30 (Call 12/15/29)	1,155	1,017,197
2.88%, 09/15/51 (Call 03/15/51)	1,190	776,880
3.60%, 06/01/27 (Call 03/01/27)	2,860	2,747,888
3.75%, 06/15/24 (Call 03/13/24)	1,162	1,143,675
3.95%, 03/15/29 (Call 12/15/28)	1,850	1,790,245
4.00%, 11/15/25 (Call 08/15/25)	3,152	3,084,106
4.20%, 06/15/28 (Call 03/15/28)	1,413	1,382,578

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	$2,408	$1,815,921
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	2,162	1,825,636
3.00%, 04/15/52 (Call 10/15/51)	505	313,519
3.10%, 04/15/50 (Call 10/15/49)	2,147	1,358,772
3.50%, 10/15/27 (Call 07/15/27)	920	861,525
3.50%, 04/15/51 (Call 01/15/50)	2,092	1,444,526
3.60%, 12/15/26 (Call 09/15/26)	2,107	2,003,883
3.90%, 06/15/24 (Call 03/15/24)	2,165	2,128,953
4.00%, 11/15/25 (Call 08/15/25)	2,320	2,247,384
4.30%, 10/15/28 (Call 07/15/28)	1,070	1,013,237
4.80%, 10/15/48 (Call 04/25/48)	585	498,543
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	3,048	2,288,012
3.38%, 02/01/31 (Call 11/01/30)	2,269	1,805,784
3.63%, 10/01/29 (Call 07/01/29)	2,237	1,878,879
4.50%, 01/15/25 (Call 10/15/24)	2,735	2,653,770
4.50%, 04/01/27 (Call 01/01/27)	1,510	1,408,166
4.75%, 01/15/28 (Call 10/15/27)	2,032	1,882,343
5.25%, 01/15/26 (Call 10/15/25)	3,315	3,255,429
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	2,490	1,895,662
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	3,113	2,475,395
3.95%, 01/15/28 (Call 10/15/27)	2,463	2,310,959
4.30%, 03/15/27 (Call 12/15/26)	346	331,897
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	315	220,544
3.15%, 08/15/30 (Call 05/15/30)	1,573	1,191,406
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	3,073	2,429,975
1.63%, 03/15/31 (Call 12/15/30)	1,604	1,293,482
1.75%, 07/01/30 (Call 04/01/30)	1,342	1,100,131
1.75%, 02/01/31 (Call 11/01/30)	1,985	1,609,220
2.13%, 04/15/27 (Call 02/15/27)	1,791	1,648,401
2.13%, 10/15/50 (Call 04/15/50)	1,807	1,041,302
2.25%, 04/15/30 (Call 01/15/30)	2,782	2,398,807
2.25%, 01/15/32 (Call 10/15/31)	2,027	1,674,586
2.88%, 11/15/29 (Call 08/15/29)	1,700	1,531,666
3.00%, 04/15/50 (Call 10/15/49)	3,133	2,177,153
3.05%, 03/01/50 (Call 09/01/49)	1,676	1,179,586
3.25%, 06/30/26 (Call 03/30/26)	884	851,707
3.25%, 10/01/26 (Call 07/01/26)	1,330	1,288,970
3.38%, 12/15/27 (Call 09/15/27)	2,690	2,571,748
3.88%, 09/15/28 (Call 06/15/28)	1,952	1,894,904
4.00%, 09/15/28 (Call 06/15/28)	1,276	1,245,810
4.38%, 02/01/29 (Call 11/01/28)	1,621	1,601,661
4.38%, 09/15/48 (Call 03/15/48)	494	438,213
4.63%, 01/15/33 (Call 10/15/32)	2,735	2,725,373
4.75%, 06/15/33 (Call 03/15/33)	1,405	1,407,445
5.25%, 06/15/53 (Call 12/15/52)	1,345	1,347,650
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	2,358	2,124,817
1.50%, 11/09/26 (Call 10/09/26)	2,794	2,512,477
1.85%, 05/01/28 (Call 03/01/28)	2,855	2,535,097
1.95%, 11/09/28 (Call 09/09/28)	2,355	2,069,833
2.25%, 11/09/31 (Call 08/09/31)	1,975	1,660,126
2.30%, 05/01/31 (Call 02/01/31)	2,570	2,185,451
3.09%, 09/15/27 (Call 06/15/27)	2,955	2,805,507

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.39%, 05/01/29 (Call 02/01/29)	$2,316	$2,177,457
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	2,937	2,441,058
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,433	1,276,645
1.80%, 03/15/33 (Call 12/15/32)	1,698	1,267,693
2.20%, 06/15/28 (Call 04/15/28)	1,010	893,325
2.85%, 12/15/32 (Call 09/15/32)	666	556,237
3.00%, 01/15/27 (Call 10/15/26)	2,534	2,380,946
3.10%, 12/15/29 (Call 09/15/29)	1,334	1,217,368
3.25%, 06/15/29 (Call 03/15/29)	1,082	993,373
3.25%, 01/15/31 (Call 10/15/30)	3,449	3,064,988
3.40%, 01/15/28 (Call 11/15/27)	1,855	1,741,789
3.65%, 01/15/28 (Call 10/15/27)	2,514	2,403,283
3.88%, 07/15/24 (Call 04/15/24)	2,225	2,193,205
3.88%, 04/15/25 (Call 02/15/25)	3,062	2,995,738
3.95%, 08/15/27 (Call 05/15/27)	2,851	2,751,129
4.13%, 10/15/26 (Call 07/15/26)	2,346	2,295,678
4.63%, 11/01/25 (Call 09/01/25)	2,001	1,981,710
4.65%, 03/15/47 (Call 09/15/46)	2,733	2,507,282
4.70%, 12/15/28 (Call 11/15/28)	1,720	1,703,350
4.85%, 03/15/30 (Call 01/15/30)	725	724,935
4.88%, 06/01/26 (Call 03/01/26)	2,319	2,320,090
4.90%, 07/15/33 (Call 04/15/33)	2,580	2,533,405
5.05%, 01/13/26 (Call 01/13/24)	335	335,127
5.63%, 10/13/32 (Call 07/13/32)	2,310	2,395,840
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	1,510	1,330,008
3.60%, 02/01/27 (Call 11/01/26)	486	465,729
3.70%, 06/15/30 (Call 03/15/30)	713	650,705
4.13%, 03/15/28 (Call 12/15/27)	1,246	1,186,566
4.40%, 02/01/47 (Call 08/01/46)	1,713	1,403,615
4.65%, 03/15/49 (Call 09/15/48)	1,391	1,193,895
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	2,078	1,682,162
2.15%, 09/01/31 (Call 06/01/31)	2,075	1,655,601
5.00%, 06/15/28 (Call 05/15/28)	1,030	1,023,861
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	3,842	2,884,074
3.90%, 10/15/29 (Call 07/15/29)	2,798	2,340,891
5.13%, 08/15/26 (Call 05/15/26)	3,541	3,361,188
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)	2,385	1,890,518
2.85%, 01/15/32 (Call 10/15/31)	735	579,930
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	3,374	3,003,332
1.75%, 02/01/28 (Call 11/01/27)	1,215	1,057,269
2.00%, 09/13/24 (Call 06/13/24)	3,897	3,728,689
2.20%, 02/01/31 (Call 11/01/30)	1,534	1,253,002
2.25%, 01/15/32 (Call 10/15/31)	3,065	2,446,422
2.45%, 09/13/29 (Call 06/13/29)	5,298	4,621,710
2.65%, 07/15/30 (Call 04/15/30)	1,598	1,373,944
2.65%, 02/01/32 (Call 11/01/31)	2,265	1,880,607
3.25%, 11/30/26 (Call 08/30/26)	3,248	3,090,894
3.25%, 09/13/49 (Call 03/13/49)	4,643	3,179,109
3.30%, 01/15/26 (Call 10/15/25)	3,562	3,425,077
3.38%, 10/01/24 (Call 07/01/24)	5,583	5,453,921
3.38%, 06/15/27 (Call 03/15/27)	1,212	1,149,582
3.38%, 12/01/27 (Call 09/01/27)	4,178	3,938,350
3.50%, 09/01/25 (Call 06/01/25)	5,326	5,145,236
3.80%, 07/15/50 (Call 01/15/50)	2,575	1,936,117

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 10/01/44 (Call 04/01/44)	$1,077	$887,276
4.25%, 11/30/46 (Call 05/30/46)	2,212	1,811,186
4.75%, 03/15/42 (Call 09/15/41)	2,136	1,891,001
5.50%, 03/08/33 (Call 12/08/32)	3,115	3,172,939
5.85%, 03/08/53 (Call 09/08/52)	2,945	2,981,695
6.75%, 02/01/40 (Call 11/01/39)	2,188	2,453,908
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	2,752	2,597,145
4.25%, 02/01/26 (Call 11/01/25)	2,059	1,940,999
4.70%, 06/01/27 (Call 03/01/27)	2,154	2,002,401
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	1,026	868,406
2.70%, 02/15/32 (Call 11/15/31)	655	516,697
3.20%, 01/15/27 (Call 11/15/26)	2,437	2,230,464
3.20%, 02/15/31 (Call 11/15/30)	725	606,948
3.40%, 01/15/30 (Call 10/15/29)	1,965	1,698,428
4.00%, 07/15/29 (Call 04/15/29)	2,712	2,456,475
4.45%, 09/15/26 (Call 06/15/26)	1,896	1,836,978
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	2,085	1,506,454
2.75%, 11/18/30 (Call 08/18/30)	894	656,098
4.50%, 03/15/28 (Call 12/15/27)	2,162	1,929,001
4.63%, 03/15/29 (Call 12/15/28)	1,771	1,572,843
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	720	617,054
2.70%, 07/15/31 (Call 04/15/31)	2,937	2,374,711
4.20%, 04/15/32 (Call 01/15/32)	1,480	1,330,772
5.70%, 01/15/33 (Call 10/15/32)	2,780	2,780,973
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	755	548,357
3.13%, 09/01/26 (Call 06/01/26)	1,048	946,082
3.88%, 07/15/27 (Call 04/15/27)(b)	2,090	1,884,762
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	1,735	1,299,029
2.10%, 08/01/32 (Call 05/01/32)	1,375	1,077,216
2.10%, 06/15/33 (Call 03/15/33)	585	443,951
2.95%, 09/01/26 (Call 06/01/26)	905	844,238
3.00%, 08/15/31 (Call 05/15/31)	2,258	1,951,860
3.10%, 11/01/34 (Call 08/01/34)	808	665,929
3.20%, 01/15/30 (Call 10/15/29)	2,478	2,233,620
3.50%, 07/01/27 (Call 04/01/27)	1,318	1,257,056
3.50%, 01/15/28 (Call 10/15/27)	1,050	978,338
4.40%, 01/26/29 (Call 10/26/28)	1,980	1,912,145
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	2,310	1,871,100
2.65%, 01/15/25 (Call 12/15/24)	2,516	2,386,376
3.00%, 01/15/30 (Call 10/15/29)	2,070	1,799,430
3.25%, 10/15/26 (Call 07/15/26)	954	893,144
3.50%, 02/01/25 (Call 11/01/24)	2,998	2,891,901
3.75%, 05/01/24 (Call 02/01/24)	2,670	2,616,253
3.85%, 04/01/27 (Call 01/01/27)	1,225	1,164,216
4.00%, 03/01/28 (Call 12/01/27)	1,328	1,256,925
4.13%, 01/15/26 (Call 10/15/25)	3,634	3,530,358
4.38%, 02/01/45 (Call 08/01/44)	338	276,176
4.40%, 01/15/29 (Call 10/15/28)	719	686,372
4.75%, 11/15/30 (Call 08/15/30)	1,040	1,001,801
4.88%, 04/15/49 (Call 10/15/48)	2,037	1,767,546
5.70%, 09/30/43 (Call 03/30/43)	1,160	1,123,425
VICI Properties LP
4.38%, 05/15/25	2,925	2,854,683

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 02/15/28 (Call 01/15/28)	$3,815	$3,684,374
4.95%, 02/15/30 (Call 12/15/29)	4,735	4,529,785
5.13%, 05/15/32 (Call 02/15/32)	5,970	5,697,290
5.63%, 05/15/52 (Call 11/15/51)	4,063	3,692,414
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,537	1,293,493
3.40%, 06/01/31 (Call 03/01/31)	1,110	785,791
3.50%, 01/15/25 (Call 11/15/24)	2,693	2,507,264
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	2,195	1,808,219
3.85%, 06/15/32 (Call 03/15/32)	1,740	1,564,625
4.00%, 06/01/25 (Call 03/01/25)	5,948	5,798,705
6.50%, 03/15/41 (Call 09/15/40)	2,247	2,371,304
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	2,143	1,807,428
2.70%, 02/15/27 (Call 12/15/26)	1,839	1,685,683
2.75%, 01/15/31 (Call 10/15/30)	1,076	904,238
2.80%, 06/01/31 (Call 03/01/31)	4,535	3,807,631
3.10%, 01/15/30 (Call 10/15/29)	2,655	2,334,754
4.13%, 03/15/29 (Call 09/15/28)	2,361	2,213,437
4.25%, 04/01/26 (Call 01/01/26)	4,067	3,998,390
4.25%, 04/15/28 (Call 01/15/28)	3,053	2,935,246
4.95%, 09/01/48 (Call 03/01/48)	400	354,640
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	660	584,773
4.00%, 11/15/29 (Call 08/15/29)	2,659	2,516,185
4.00%, 04/15/30 (Call 01/15/30)	3,120	2,947,214
4.00%, 03/09/52 (Call 09/09/51)	465	381,044
6.95%, 10/01/27	1,514	1,636,028
7.38%, 03/15/32	2,833	3,283,844
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	985	755,534
2.40%, 02/01/31 (Call 11/01/30)	1,888	1,544,724
2.45%, 02/01/32 (Call 11/01/31)	1,740	1,397,150
3.85%, 07/15/29 (Call 04/15/29)	2,091	1,943,501
4.00%, 02/01/25 (Call 12/01/24)	2,568	2,512,737
4.25%, 10/01/26 (Call 07/01/26)	955	931,603

		858,381,292

Retail — 0.7%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	1,620	1,407,245
3.50%, 03/15/32 (Call 12/15/31)	1,595	1,375,863
3.90%, 04/15/30 (Call 01/15/30)	2,395	2,188,719
5.90%, 03/09/26	1,125	1,153,429
5.95%, 03/09/28 (Call 02/09/28)	3,017	3,110,225
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	1,002	833,624
2.40%, 08/01/31 (Call 05/01/31)	2,570	1,986,199
3.50%, 11/15/24 (Call 09/15/24)	2,649	2,577,848
3.80%, 11/15/27 (Call 08/15/27)	1,612	1,493,486
3.85%, 03/01/32 (Call 12/01/31)	1,620	1,369,208
4.50%, 10/01/25 (Call 07/01/25)	1,999	1,954,902
4.75%, 06/01/30 (Call 03/01/30)	2,358	2,223,853
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	591	473,314
3.13%, 04/21/26 (Call 01/21/26)	3,188	3,056,718
3.25%, 04/15/25 (Call 01/15/25)	3,598	3,484,447
3.63%, 04/15/25 (Call 03/15/25)	890	867,812
3.75%, 06/01/27 (Call 03/01/27)	2,389	2,316,374
3.75%, 04/18/29 (Call 01/18/29)	3,000	2,845,410

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.00%, 04/15/30 (Call 01/15/30)	$1,865	$1,774,753
4.50%, 02/01/28 (Call 01/01/28)	2,535	2,527,142
4.75%, 08/01/32 (Call 05/01/32)	2,550	2,534,879
4.75%, 02/01/33 (Call 11/01/32)	3,225	3,207,682
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	3,574	2,936,291
4.45%, 10/01/28 (Call 07/01/28)	3,484	3,467,834
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	4,966	4,484,944
1.60%, 04/20/30 (Call 01/20/30)	6,519	5,535,544
1.75%, 04/20/32 (Call 01/20/32)	4,420	3,651,229
2.75%, 05/18/24 (Call 03/18/24)	4,883	4,773,035
3.00%, 05/18/27 (Call 02/18/27)	5,247	5,071,540
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	4,009	3,909,096
4.55%, 02/15/48 (Call 08/15/47)	2,030	1,723,308
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	2,590	2,145,582
4.10%, 01/15/52 (Call 07/15/51)	3,190	2,234,244
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	1,858	1,718,780
3.88%, 04/15/27 (Call 01/15/27)	3,991	3,894,258
4.13%, 05/01/28 (Call 02/01/28)	2,872	2,817,662
4.13%, 04/03/50 (Call 10/03/49)	3,155	2,581,737
4.15%, 11/01/25 (Call 08/01/25)	2,127	2,099,519
4.25%, 09/20/24	430	426,018
4.63%, 11/01/27 (Call 10/01/27)	2,515	2,525,965
5.00%, 11/01/32 (Call 08/01/32)	2,975	3,005,167
5.50%, 11/01/52 (Call 05/01/52)	210	212,959
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	3,840	3,240,346
3.38%, 12/01/51 (Call 06/01/51)	2,645	1,871,919
4.00%, 05/15/25 (Call 03/15/25)	4,940	4,858,935
4.20%, 05/15/28 (Call 02/15/28)	5,743	5,630,552
Genuine Parts Co.
1.75%, 02/01/25 (Call 05/09/23)	995	941,131
1.88%, 11/01/30 (Call 08/01/30)	2,570	2,062,014
2.75%, 02/01/32 (Call 11/01/31)	740	624,042
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	4,482	3,872,627
1.38%, 03/15/31 (Call 12/15/30)	6,770	5,479,435
1.50%, 09/15/28 (Call 07/15/28)	1,270	1,115,428
1.88%, 09/15/31 (Call 06/15/31)	2,315	1,925,038
2.13%, 09/15/26 (Call 06/15/26)	3,970	3,731,482
2.38%, 03/15/51 (Call 09/15/50)	5,550	3,520,587
2.50%, 04/15/27 (Call 02/15/27)	4,094	3,880,866
2.70%, 04/15/25 (Call 03/15/25)	1,520	1,478,185
2.70%, 04/15/30 (Call 01/15/30)	6,736	6,142,087
2.75%, 09/15/51 (Call 03/15/51)	2,200	1,503,612
2.80%, 09/14/27 (Call 06/14/27)	3,649	3,464,470
2.88%, 04/15/27 (Call 03/15/27)	2,695	2,582,565
2.95%, 06/15/29 (Call 03/15/29)	3,056	2,853,937
3.00%, 04/01/26 (Call 01/01/26)	5,932	5,774,861
3.13%, 12/15/49 (Call 06/15/49)	5,674	4,204,264
3.25%, 04/15/32 (Call 01/15/32)	5,595	5,163,234
3.30%, 04/15/40 (Call 10/15/39)	2,782	2,317,323
3.35%, 09/15/25 (Call 06/15/25)	2,635	2,583,855
3.35%, 04/15/50 (Call 10/15/49)	4,696	3,654,380
3.50%, 09/15/56 (Call 03/15/56)	3,305	2,586,295
3.63%, 04/15/52 (Call 10/15/51)	6,300	5,130,909

Security	Par (000)	Value

Retail (continued)
3.90%, 12/06/28 (Call 09/06/28)	$3,903	$3,872,869
3.90%, 06/15/47 (Call 12/15/46)	4,410	3,792,291
4.00%, 09/15/25 (Call 08/15/25)	665	662,852
4.20%, 04/01/43 (Call 10/01/42)	4,224	3,875,478
4.25%, 04/01/46 (Call 10/01/45)	6,140	5,576,532
4.40%, 03/15/45 (Call 09/15/44)	3,057	2,840,442
4.50%, 09/15/32 (Call 06/15/32)(b)	1,370	1,387,783
4.50%, 12/06/48 (Call 06/06/48)	5,963	5,639,209
4.88%, 02/15/44 (Call 08/15/43)	4,070	4,055,633
4.95%, 09/15/52 (Call 03/15/52)	1,160	1,167,169
5.40%, 09/15/40 (Call 03/15/40)	2,404	2,533,936
5.88%, 12/16/36	10,128	11,422,055
5.95%, 04/01/41 (Call 10/01/40)	3,930	4,409,028
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	6,892	5,962,545
1.70%, 09/15/28 (Call 07/15/28)	3,433	2,999,790
1.70%, 10/15/30 (Call 07/15/30)	4,198	3,421,244
2.50%, 04/15/26 (Call 01/15/26)	3,357	3,189,889
2.63%, 04/01/31 (Call 01/01/31)	5,637	4,845,509
2.80%, 09/15/41 (Call 03/15/41)	3,466	2,450,462
3.00%, 10/15/50 (Call 04/15/50)	4,308	2,871,153
3.10%, 05/03/27 (Call 02/03/27)	4,466	4,257,214
3.13%, 09/15/24 (Call 06/15/24)	3,625	3,543,872
3.35%, 04/01/27 (Call 03/01/27)	2,463	2,373,963
3.38%, 09/15/25 (Call 06/15/25)	4,947	4,808,979
3.50%, 04/01/51 (Call 10/01/50)	4,632	3,354,494
3.65%, 04/05/29 (Call 01/05/29)	4,883	4,652,767
3.70%, 04/15/46 (Call 10/15/45)	7,261	5,642,233
3.75%, 04/01/32 (Call 01/01/32)	5,570	5,159,212
4.00%, 04/15/25 (Call 03/15/25)	4,322	4,267,240
4.05%, 05/03/47 (Call 11/03/46)	5,599	4,558,986
4.25%, 04/01/52 (Call 10/01/51)	3,990	3,289,156
4.38%, 09/15/45 (Call 03/15/45)	2,205	1,870,083
4.40%, 09/08/25	1,995	1,986,382
4.45%, 04/01/62 (Call 10/01/61)	2,500	2,047,400
4.50%, 04/15/30 (Call 01/15/30)	4,894	4,843,347
4.55%, 04/05/49 (Call 10/05/48)	1,413	1,217,455
4.65%, 04/15/42 (Call 10/15/41)	2,320	2,092,617
4.80%, 04/01/26 (Call 03/01/26)	2,385	2,402,935
5.00%, 04/15/33 (Call 01/15/33)(b)	3,520	3,555,059
5.00%, 04/15/40 (Call 10/15/39)	2,496	2,396,335
5.13%, 04/15/50 (Call 10/15/49)	515	490,939
5.15%, 07/01/33 (Call 04/01/33)	3,180	3,241,565
5.50%, 10/15/35	573	589,571
5.63%, 04/15/53 (Call 10/15/52)	3,710	3,731,481
5.75%, 07/01/53 (Call 01/01/53)	970	988,576
5.80%, 09/15/62 (Call 03/15/62)	3,285	3,305,104
5.85%, 04/01/63 (Call 10/01/62)	4,435	4,468,706
6.50%, 03/15/29	660	734,738
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	1,845	1,727,584
2.13%, 03/01/30 (Call 12/01/29)	2,920	2,537,071
2.63%, 09/01/29 (Call 06/01/29)	4,743	4,318,359
3.25%, 06/10/24	1,603	1,580,558
3.30%, 07/01/25 (Call 06/15/25)	5,691	5,565,229
3.38%, 05/26/25 (Call 02/26/25)	2,745	2,686,888
3.50%, 03/01/27 (Call 12/01/26)	2,694	2,625,842
3.50%, 07/01/27 (Call 05/01/27)	4,798	4,665,479
3.60%, 07/01/30 (Call 04/01/30)	2,475	2,358,848
3.63%, 05/01/43	1,771	1,447,863

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.63%, 09/01/49 (Call 03/01/49)	$5,847	$4,637,957
3.70%, 01/30/26 (Call 10/30/25)	5,370	5,300,512
3.70%, 02/15/42	2,426	2,013,362
3.80%, 04/01/28 (Call 01/01/28)	4,521	4,452,733
4.20%, 04/01/50 (Call 10/01/49)	3,340	2,919,995
4.45%, 03/01/47 (Call 09/01/46)	4,295	3,918,758
4.45%, 09/01/48 (Call 03/01/48)	3,100	2,833,338
4.60%, 09/09/32 (Call 06/09/32)	35	35,505
4.60%, 05/26/45 (Call 11/26/44)	2,679	2,485,951
4.70%, 12/09/35 (Call 06/09/35)	4,246	4,246,849
4.88%, 07/15/40	1,532	1,487,771
4.88%, 12/09/45 (Call 06/09/45)	6,520	6,309,078
5.15%, 09/09/52 (Call 03/09/52)	305	308,730
5.70%, 02/01/39	1,589	1,684,435
6.30%, 10/15/37	3,083	3,523,592
6.30%, 03/01/38	2,353	2,681,996
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,265	1,023,145
3.55%, 03/15/26 (Call 12/15/25)	3,088	3,015,123
3.60%, 09/01/27 (Call 06/01/27)	1,931	1,872,452
3.90%, 06/01/29 (Call 03/01/29)	2,877	2,771,098
4.20%, 04/01/30 (Call 01/01/30)	1,876	1,811,953
4.35%, 06/01/28 (Call 03/01/28)	1,840	1,832,806
4.70%, 06/15/32 (Call 03/15/32)	3,700	3,677,726
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	3,905	3,500,989
1.88%, 04/15/31 (Call 01/15/31)	1,785	1,446,743
4.60%, 04/15/25 (Call 03/15/25)	2,969	2,954,689
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	3,421	3,137,673
2.25%, 03/12/30 (Call 12/12/29)	3,400	2,939,776
2.45%, 06/15/26 (Call 03/15/26)	1,876	1,770,194
2.55%, 11/15/30 (Call 08/15/30)	4,771	4,177,488
3.00%, 02/14/32 (Call 11/14/31)(b)	3,795	3,386,051
3.35%, 03/12/50 (Call 09/12/49)	3,095	2,311,996
3.50%, 03/01/28 (Call 12/01/27)	2,561	2,474,515
3.50%, 11/15/50 (Call 05/15/50)	2,835	2,186,522
3.55%, 08/15/29 (Call 05/15/29)	3,470	3,326,481
3.75%, 12/01/47 (Call 06/01/47)	3,134	2,535,249
3.80%, 08/15/25 (Call 06/15/25)	3,971	3,914,810
4.00%, 11/15/28 (Call 08/15/28)	3,730	3,684,196
4.30%, 06/15/45 (Call 12/10/44)	2,066	1,852,024
4.45%, 08/15/49 (Call 02/15/49)	1,784	1,607,723
4.50%, 11/15/48 (Call 05/15/48)	4,675	4,248,266
4.75%, 02/15/26 (Call 01/15/26)	1,620	1,634,564
4.80%, 02/15/33 (Call 11/15/32)(b)	2,980	3,020,260
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	2,750	2,559,095
2.25%, 04/15/25 (Call 03/15/25)	7,823	7,529,559
2.35%, 02/15/30 (Call 11/15/29)	3,516	3,119,008
2.50%, 04/15/26	4,916	4,736,566
2.65%, 09/15/30 (Call 06/15/30)	2,199	1,964,213
2.95%, 01/15/52 (Call 07/15/51)	4,285	3,123,979
3.38%, 04/15/29 (Call 01/15/29)	4,893	4,717,390
3.50%, 07/01/24	1,070	1,056,796
3.63%, 04/15/46	3,908	3,261,187
3.90%, 11/15/47 (Call 05/15/47)	3,542	3,058,304
4.00%, 07/01/42	2,276	2,094,557
4.40%, 01/15/33 (Call 10/15/32)	2,875	2,872,499
4.50%, 09/15/32 (Call 06/15/32)	4,185	4,218,898

Security	Par (000)	Value

Retail (continued)
4.80%, 01/15/53 (Call 07/15/52)	$5,855	$5,764,657
6.50%, 10/15/37	593	698,086
7.00%, 01/15/38	770	946,407
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	671	585,890
1.60%, 05/15/31 (Call 02/15/31)	375	309,435
2.25%, 09/15/26 (Call 06/15/26)	6,910	6,512,468
3.88%, 04/15/30 (Call 01/15/30)	2,990	2,913,097
4.50%, 04/15/50 (Call 10/15/49)	2,460	2,349,202
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	2,405	1,925,635
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)	2,000	1,764,120
3.45%, 06/01/26 (Call 03/01/26)	2,252	2,162,370
4.10%, 04/15/50 (Call 10/15/49)	1,850	1,398,841
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	2,467	2,233,869
2.50%, 09/22/41 (Call 03/22/41)	5,206	3,986,807
2.65%, 12/15/24 (Call 10/15/24)	250	243,195
2.65%, 09/22/51 (Call 03/22/51)	5,730	4,147,431
2.85%, 07/08/24 (Call 06/08/24)	160	157,086
2.95%, 09/24/49 (Call 03/24/49)	223	169,545
3.05%, 07/08/26 (Call 05/08/26)	730	710,370
3.25%, 07/08/29 (Call 04/08/29)	2,158	2,067,860
3.55%, 06/26/25 (Call 04/26/25)	680	671,840
3.63%, 12/15/47 (Call 06/15/47)	475	406,838
3.70%, 06/26/28 (Call 03/26/28)	4,152	4,132,070
3.90%, 04/15/28 (Call 03/15/28)	2,670	2,666,502
3.95%, 06/28/38 (Call 12/28/37)	1,085	1,039,777
4.00%, 04/15/26 (Call 03/15/26)	2,220	2,222,531
4.00%, 04/15/30 (Call 02/15/30)	5,450	5,424,657
4.00%, 04/11/43 (Call 10/11/42)	60	55,435
4.05%, 06/29/48 (Call 12/29/47)	2,835	2,665,354
4.10%, 04/15/33 (Call 01/15/33)	3,430	3,420,842
4.15%, 09/09/32 (Call 06/09/32)	3,850	3,880,415
4.50%, 09/09/52 (Call 03/09/52)	1,415	1,407,104
4.50%, 04/15/53 (Call 10/15/52)	3,295	3,267,025
5.00%, 10/25/40	230	238,984
5.25%, 09/01/35	1,395	1,539,034
5.63%, 04/01/40	1,156	1,291,310
5.63%, 04/15/41	15	16,940
5.88%, 04/05/27	300	320,838
6.20%, 04/15/38	800	950,584
6.50%, 08/15/37	280	341,286
7.55%, 02/15/30	750	905,100

		631,710,184

Semiconductors — 0.7%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	3,330	3,232,065
4.39%, 06/01/52 (Call 12/01/51)	2,180	2,031,346
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	2,315	2,039,584
2.10%, 10/01/31 (Call 07/01/31)	2,545	2,166,915
2.80%, 10/01/41 (Call 04/01/41)	2,050	1,570,566
2.95%, 04/01/25 (Call 03/01/25)	1,351	1,311,889
2.95%, 10/01/51 (Call 04/01/51)	3,060	2,225,966
3.45%, 06/15/27 (Call 03/15/27)(f)	1,947	1,878,563
3.50%, 12/05/26 (Call 09/05/26)	5,253	5,119,574
5.30%, 12/15/45 (Call 06/15/45)(b)	200	206,876
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	4,640	3,924,744

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.75%, 06/01/50 (Call 12/01/49)	$3,041	$2,211,324
3.30%, 04/01/27 (Call 01/01/27)	5,445	5,274,463
3.90%, 10/01/25 (Call 07/01/25)	3,431	3,396,793
4.35%, 04/01/47 (Call 10/01/46)	3,772	3,567,784
5.10%, 10/01/35 (Call 04/01/35)	1,534	1,608,997
5.85%, 06/15/41	2,349	2,608,353
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.13%, 01/15/25 (Call 11/15/24)	857	829,310
3.50%, 01/15/28 (Call 10/15/27)	4,214	3,956,314
3.88%, 01/15/27 (Call 10/15/26)	12,172	11,814,752
Broadcom Inc. 1.95%, 02/15/28 (Call 12/15/27)(f)	135	118,433
2.45%, 02/15/31 (Call 11/15/30)(f)	10,645	8,733,371
2.60%, 02/15/33 (Call 11/15/32)(f)	4,845	3,816,939
3.14%, 11/15/35 (Call 08/15/35)(f)	3,930	3,043,195
3.15%, 11/15/25 (Call 10/15/25)	3,958	3,799,957
3.19%, 11/15/36 (Call 08/15/36)(f)	1,635	1,245,216
3.42%, 04/15/33 (Call 01/15/33)(f)	17,746	14,933,259
3.46%, 09/15/26 (Call 07/15/26)	1,217	1,166,616
3.47%, 04/15/34 (Call 01/15/34)(f)	12,130	10,023,019
3.50%, 02/15/41 (Call 08/15/40)(f)	9,550	7,196,689
3.63%, 10/15/24 (Call 09/15/24)	810	792,131
3.75%, 02/15/51 (Call 08/15/50)(f)	4,966	3,654,231
4.00%, 04/15/29 (Call 02/15/29)(f)	3,830	3,600,430
4.11%, 09/15/28 (Call 06/15/28)	250	240,468
4.15%, 11/15/30 (Call 08/15/30)	4,525	4,211,689
4.15%, 04/15/32 (Call 01/15/32)(f)	4,115	3,760,246
4.30%, 11/15/32 (Call 08/15/32)	8,104	7,440,363
4.75%, 04/15/29 (Call 01/15/29)	545	539,648
4.93%, 05/15/37 (Call 02/15/37)(f)	19,425	17,733,471
5.00%, 04/15/30 (Call 01/15/30)	290	287,088
Intel Corp. 1.60%, 08/12/28 (Call 06/12/28)	4,208	3,684,693
2.00%, 08/12/31 (Call 05/12/31)	5,045	4,167,220
2.45%, 11/15/29 (Call 08/15/29)	8,077	7,124,641
2.60%, 05/19/26 (Call 02/19/26)	4,771	4,548,433
2.80%, 08/12/41 (Call 02/12/41)	2,490	1,792,800
2.88%, 05/11/24 (Call 03/11/24)	5,514	5,403,389
3.05%, 08/12/51 (Call 02/12/51)	1,760	1,197,187
3.10%, 02/15/60 (Call 08/15/59)	5,270	3,407,951
3.15%, 05/11/27 (Call 02/11/27)	3,548	3,405,335
3.20%, 08/12/61 (Call 02/12/61)	1,405	927,553
3.25%, 11/15/49 (Call 05/15/49)	10,443	7,379,964
3.40%, 03/25/25 (Call 02/25/25)	5,872	5,772,293
3.70%, 07/29/25 (Call 04/29/25)	8,278	8,149,939
3.73%, 12/08/47 (Call 06/08/47)	5,880	4,632,734
3.75%, 03/25/27 (Call 01/25/27)	4,610	4,522,594
3.75%, 08/05/27 (Call 07/05/27)	4,170	4,081,930
3.90%, 03/25/30 (Call 12/25/29)	6,439	6,180,345
4.00%, 08/05/29 (Call 06/05/29)	3,010	2,936,255
4.00%, 12/15/32	3,326	3,160,764
4.10%, 05/19/46 (Call 11/19/45)	4,487	3,796,137
4.10%, 05/11/47 (Call 11/11/46)	5,108	4,278,256
4.15%, 08/05/32 (Call 05/05/32)	2,980	2,878,740
4.25%, 12/15/42	967	854,606
4.60%, 03/25/40 (Call 09/25/39)	6,769	6,392,711
4.75%, 03/25/50 (Call 09/25/49)	6,924	6,290,523
4.80%, 10/01/41	885	842,449
4.88%, 02/10/26	6,375	6,461,190
4.88%, 02/10/28 (Call 01/10/28)	5,181	5,270,061

Security	Par (000)	Value

Semiconductors (continued)
4.90%, 07/29/45 (Call 01/29/45)	$1,806	$1,787,958
4.90%, 08/05/52 (Call 02/05/52)	3,520	3,249,382
4.95%, 03/25/60 (Call 09/25/59)(b)	3,624	3,343,430
5.05%, 08/05/62 (Call 02/05/62)	3,065	2,823,141
5.13%, 02/10/30 (Call 12/10/29)	5,415	5,546,260
5.20%, 02/10/33 (Call 11/10/32)	7,755	7,915,994
5.63%, 02/10/43 (Call 08/10/42)	3,780	3,880,775
5.70%, 02/10/53 (Call 08/10/52)	5,695	5,822,112
5.90%, 02/10/63 (Call 08/10/62)	5,415	5,575,284
KLA Corp. 3.30%, 03/01/50 (Call 08/28/49)	2,968	2,259,954
4.10%, 03/15/29 (Call 12/15/28)	3,908	3,860,713
4.65%, 11/01/24 (Call 08/01/24)	1,906	1,905,962
4.65%, 07/15/32 (Call 04/15/32)(b)	2,125	2,158,617
4.95%, 07/15/52 (Call 01/15/52)	4,365	4,321,481
5.00%, 03/15/49 (Call 09/15/48)	1,559	1,529,660
5.25%, 07/15/62 (Call 01/15/62)	3,420	3,471,881
Lam Research Corp. 1.90%, 06/15/30 (Call 03/15/30)	3,565	3,019,555
2.88%, 06/15/50 (Call 12/15/49)	3,104	2,191,765
3.13%, 06/15/60 (Call 12/15/59)	2,991	2,065,226
3.75%, 03/15/26 (Call 01/15/26)	5,580	5,509,413
3.80%, 03/15/25 (Call 12/15/24)	2,817	2,773,224
4.00%, 03/15/29 (Call 12/15/28)	4,091	4,033,153
4.88%, 03/15/49 (Call 09/15/48)	2,970	2,923,163
Marvell Technology Inc. 1.65%, 04/15/26 (Call 03/15/26)	3,095	2,823,042
2.45%, 04/15/28 (Call 02/15/28)	3,142	2,759,053
2.95%, 04/15/31 (Call 01/15/31)	2,900	2,424,603
4.88%, 06/22/28 (Call 03/22/28)	215	211,766
Microchip Technology Inc. 0.98%, 09/01/24	587	552,332
4.25%, 09/01/25 (Call 09/01/23)	5,540	5,434,075
Micron Technology Inc. 2.70%, 04/15/32 (Call 01/15/32)	4,352	3,479,206
3.37%, 11/01/41 (Call 05/01/41)	1,345	945,266
3.48%, 11/01/51 (Call 05/01/51)	3,050	2,007,510
4.19%, 02/15/27 (Call 12/15/26)	3,559	3,433,225
4.66%, 02/15/30 (Call 11/15/29)	3,412	3,266,956
4.98%, 02/06/26 (Call 12/06/25)	2,901	2,888,845
5.33%, 02/06/29 (Call 11/06/28)	2,649	2,635,119
5.38%, 04/15/28 (Call 03/15/28)	2,585	2,575,410
5.88%, 02/09/33 (Call 11/09/32)	2,065	2,082,387
5.88%, 09/15/33 (Call 06/15/33)	2,690	2,693,228
6.75%, 11/01/29 (Call 09/01/29)	4,310	4,545,369
NVIDIA Corp. 0.58%, 06/14/24 (Call 06/14/23)	395	377,861
1.55%, 06/15/28 (Call 04/15/28)	6,815	6,057,376
2.00%, 06/15/31 (Call 03/15/31)	3,778	3,198,530
2.85%, 04/01/30 (Call 01/01/30)	4,727	4,334,281
3.20%, 09/16/26 (Call 06/16/26)	4,012	3,909,935
3.50%, 04/01/40 (Call 10/01/39)	3,738	3,213,372
3.50%, 04/01/50 (Call 10/01/49)	7,682	6,271,969
3.70%, 04/01/60 (Call 10/01/59)	2,535	2,038,343
NXP BV/NXP Funding LLC 5.35%, 03/01/26 (Call 01/01/26)	2,345	2,363,150
5.55%, 12/01/28 (Call 09/01/28)	1,642	1,676,170
NXP BV/NXP Funding LLC/NXP USA Inc. 2.50%, 05/11/31 (Call 02/11/31)	3,924	3,245,894
2.65%, 02/15/32 (Call 11/15/31)	3,966	3,268,143

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.70%, 05/01/25 (Call 04/01/25)	$2,129	$2,026,851
3.13%, 02/15/42 (Call 08/15/41)	1,875	1,333,575
3.15%, 05/01/27 (Call 03/01/27)	3,095	2,900,882
3.25%, 05/11/41 (Call 11/11/40)	4,085	2,971,102
3.25%, 11/30/51 (Call 05/30/51)	1,900	1,265,248
3.40%, 05/01/30 (Call 02/01/30)	3,808	3,421,793
3.88%, 06/18/26 (Call 04/18/26)	3,480	3,367,770
4.30%, 06/18/29 (Call 03/18/29)	5,231	5,022,178
4.40%, 06/01/27 (Call 05/01/27)	730	718,225
5.00%, 01/15/33 (Call 10/15/32)	3,720	3,638,830
Qorvo Inc. 1.75%, 12/15/24 (Call 05/09/23)(f)	2,505	2,348,613
4.38%, 10/15/29 (Call 10/15/24)	4,040	3,673,249
QUALCOMM Inc. 1.30%, 05/20/28 (Call 02/20/28)	3,860	3,375,879
1.65%, 05/20/32 (Call 02/20/32)	5,003	4,033,719
2.15%, 05/20/30 (Call 02/20/30)	5,245	4,584,340
2.90%, 05/20/24 (Call 03/20/24)	253	248,082
3.25%, 05/20/27 (Call 02/20/27)	9,182	8,899,745
3.25%, 05/20/50 (Call 11/20/49)(b)	3,829	2,948,139
3.45%, 05/20/25 (Call 02/20/25)	566	555,206
4.25%, 05/20/32 (Call 02/20/32)	1,136	1,135,012
4.30%, 05/20/47 (Call 11/20/46)	6,585	6,097,381
4.50%, 05/20/52 (Call 11/20/51)	4,320	3,998,938
4.65%, 05/20/35 (Call 11/20/34)	4,582	4,618,610
4.80%, 05/20/45 (Call 11/20/44)	2,761	2,732,562
5.40%, 05/20/33 (Call 02/20/33)	4,080	4,385,878
6.00%, 05/20/53 (Call 11/20/52)	3,860	4,392,487
Skyworks Solutions Inc. 1.80%, 06/01/26 (Call 05/01/26)	3,475	3,133,373
3.00%, 06/01/31 (Call 03/01/31)	2,305	1,922,393
Texas Instruments Inc. 1.13%, 09/15/26 (Call 08/15/26)	790	717,312
1.38%, 03/12/25 (Call 02/12/25)	3,773	3,574,125
1.75%, 05/04/30 (Call 02/04/30)	4,095	3,475,181
1.90%, 09/15/31 (Call 06/15/31)	2,645	2,227,064
2.25%, 09/04/29 (Call 06/04/29)	3,073	2,743,636
2.63%, 05/15/24 (Call 03/15/24)	1,223	1,196,192
2.70%, 09/15/51 (Call 03/15/51)	2,270	1,616,853
2.90%, 11/03/27 (Call 08/03/27)	2,926	2,788,829
3.65%, 08/16/32 (Call 05/16/32)	2,235	2,130,290
3.88%, 03/15/39 (Call 09/15/38)	3,053	2,801,097
4.10%, 08/16/52 (Call 02/16/52)	990	905,959
4.15%, 05/15/48 (Call 11/15/47)	5,566	5,145,544
4.60%, 02/15/28 (Call 01/15/28)	2,300	2,353,130
4.70%, 11/18/24	1,775	1,778,994
4.90%, 03/14/33 (Call 12/14/32)	1,490	1,553,221
5.00%, 03/14/53 (Call 09/14/52)	1,955	2,026,612
TSMC Arizona Corp. 1.75%, 10/25/26 (Call 09/25/26)	5,825	5,303,429
2.50%, 10/25/31 (Call 07/25/31)	4,770	4,080,735
3.13%, 10/25/41 (Call 04/25/41)	4,685	3,812,231
3.25%, 10/25/51 (Call 04/25/51)	4,255	3,335,197
3.88%, 04/22/27 (Call 03/22/27)	1,030	1,012,531
4.13%, 04/22/29 (Call 02/22/29)	535	527,558
4.25%, 04/22/32 (Call 01/22/32)	1,325	1,312,625
4.50%, 04/22/52 (Call 10/22/51)	1,400	1,369,970

Security	Par (000)	Value

Semiconductors (continued)
Xilinx Inc. 2.38%, 06/01/30 (Call 03/01/30)	$3,386	$2,966,678
2.95%, 06/01/24 (Call 04/01/24)	4,273 4,178,054

		598,216,956

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc. 2.04%, 08/16/28 (Call 06/16/28)	2,689	2,296,836
3.48%, 12/01/27 (Call 09/01/27)	2,461	2,319,813
3.84%, 05/01/25 (Call 04/01/25)	2,480	2,420,381
4.20%, 05/01/30 (Call 02/01/30)	1,585	1,492,515

		8,529,545

Software — 0.7%
Activision Blizzard Inc. 1.35%, 09/15/30 (Call 06/15/30)	2,966	2,408,600
2.50%, 09/15/50 (Call 03/15/50)	4,268	2,782,395
3.40%, 09/15/26 (Call 06/15/26)	3,945	3,824,362
3.40%, 06/15/27 (Call 03/15/27)	2,395	2,302,242
4.50%, 06/15/47 (Call 12/15/46)	2,138	1,993,150
Adobe Inc. 1.90%, 02/01/25 (Call 01/01/25)	3,828	3,671,090
2.15%, 02/01/27 (Call 12/01/26)	3,676	3,421,180
2.30%, 02/01/30 (Call 11/01/29)	6,013	5,340,807
3.25%, 02/01/25 (Call 11/01/24)	3,043	2,985,396
Autodesk Inc. 2.40%, 12/15/31 (Call 09/15/31)	4,315	3,611,396
2.85%, 01/15/30 (Call 10/15/29)	2,662	2,374,291
3.50%, 06/15/27 (Call 03/15/27)	3,635	3,517,589
4.38%, 06/15/25 (Call 03/15/25)	2,842	2,825,516
Broadridge Financial Solutions Inc. 2.60%, 05/01/31 (Call 02/01/31)	4,616	3,867,239
2.90%, 12/01/29 (Call 09/01/29)	3,823	3,359,347
3.40%, 06/27/26 (Call 03/27/26)	3,919	3,782,149
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	1,890	1,868,643
Electronic Arts Inc. 1.85%, 02/15/31 (Call 11/15/30)	3,387	2,803,488
2.95%, 02/15/51 (Call 08/15/50)	2,675	1,830,797
4.80%, 03/01/26 (Call 12/01/25)	3,047	3,069,060
Fidelity National Information Services Inc. 1.15%, 03/01/26 (Call 02/01/26)	5,813	5,234,490
1.65%, 03/01/28 (Call 01/01/28)	4,464	3,857,030
2.25%, 03/01/31 (Call 12/01/30)	4,350	3,525,022
3.10%, 03/01/41 (Call 09/01/40)	2,860	2,011,409
4.50%, 07/15/25	1,485	1,470,105
4.50%, 08/15/46 (Call 02/15/46)	1,282	1,057,471
4.70%, 07/15/27 (Call 06/15/27)	2,580	2,565,939
5.10%, 07/15/32 (Call 04/15/32)(b)	1,975	1,946,501
5.63%, 07/15/52 (Call 01/15/52)	1,880	1,811,192
Fiserv Inc. 2.25%, 06/01/27 (Call 04/01/27)	1,735	1,580,949
2.65%, 06/01/30 (Call 03/01/30)	5,149	4,482,204
2.75%, 07/01/24 (Call 06/01/24)	6,662	6,473,732
3.20%, 07/01/26 (Call 05/01/26)	8,159	7,776,669
3.50%, 07/01/29 (Call 04/01/29)	8,625	8,035,567
3.85%, 06/01/25 (Call 03/01/25)	4,565	4,472,696
4.20%, 10/01/28 (Call 07/01/28)	2,752	2,685,787
4.40%, 07/01/49 (Call 01/01/49)	7,090	6,022,600
5.45%, 03/02/28 (Call 02/02/28)	2,640	2,708,138
5.60%, 03/02/33 (Call 12/02/32)	1,190	1,238,338

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Intuit Inc. 0.95%, 07/15/25 (Call 06/15/25)	$4,090	$3,780,510
1.35%, 07/15/27 (Call 05/15/27)	4,324	3,860,078
1.65%, 07/15/30 (Call 04/15/30)	4,462	3,726,930
Microsoft Corp. 2.40%, 08/08/26 (Call 05/08/26)	12,752	12,160,562
2.53%, 06/01/50 (Call 12/01/49)	31,955	22,669,516
2.68%, 06/01/60 (Call 12/01/59)	14,193	9,833,336
2.70%, 02/12/25 (Call 11/12/24)	7,615	7,420,589
2.92%, 03/17/52 (Call 09/17/51)	30,471	23,281,672
3.04%, 03/17/62 (Call 09/17/61)	8,629	6,498,414
3.13%, 11/03/25 (Call 08/03/25)	6,786	6,635,826
3.30%, 02/06/27 (Call 11/06/26)	13,505	13,270,148
3.45%, 08/08/36 (Call 02/08/36)	4,931	4,584,301
3.50%, 02/12/35 (Call 08/12/34)	11,086	10,596,442
3.50%, 11/15/42	1,135	1,013,305
3.70%, 08/08/46 (Call 02/08/46)	1,865	1,690,865
3.75%, 02/12/45 (Call 08/12/44)	840	775,446
3.95%, 08/08/56 (Call 02/08/56)	445	412,168
4.00%, 02/12/55 (Call 08/12/54)	490	459,409
4.10%, 02/06/37 (Call 08/06/36)	2,280	2,271,290
4.20%, 11/03/35 (Call 05/03/35)	475	483,217
4.25%, 02/06/47 (Call 08/06/46)	580	569,421
4.45%, 11/03/45 (Call 05/03/45)	1,346	1,353,026
4.50%, 10/01/40	405	416,162
4.50%, 02/06/57 (Call 08/06/56)	340	350,302
5.30%, 02/08/41	590	660,670
Oracle Corp. 1.65%, 03/25/26 (Call 02/25/26)	7,555	6,939,796
2.30%, 03/25/28 (Call 01/25/28)	9,310	8,326,771
2.50%, 04/01/25 (Call 03/01/25)	8,724	8,327,320
2.65%, 07/15/26 (Call 04/15/26)	13,055	12,257,992
2.80%, 04/01/27 (Call 02/01/27)	8,012	7,461,576
2.88%, 03/25/31 (Call 12/25/30)	9,356	8,067,866
2.95%, 11/15/24 (Call 09/15/24)	4,317	4,179,849
2.95%, 05/15/25 (Call 02/15/25)	7,644	7,364,918
2.95%, 04/01/30 (Call 01/01/30)	12,430	11,012,358
3.25%, 11/15/27 (Call 08/15/27)	8,572	8,080,310
3.25%, 05/15/30 (Call 02/15/30)	1,414	1,274,834
3.40%, 07/08/24 (Call 04/08/24)	7,429	7,285,026
3.60%, 04/01/40 (Call 10/01/39)	10,920	8,477,305
3.60%, 04/01/50 (Call 10/01/49)	16,313	11,588,755
3.65%, 03/25/41 (Call 09/25/40)	6,603	5,118,051
3.80%, 11/15/37 (Call 05/15/37)	6,423	5,369,307
3.85%, 07/15/36 (Call 01/15/36)	4,562	3,901,514
3.85%, 04/01/60 (Call 10/01/59)	12,043	8,433,111
3.90%, 05/15/35 (Call 11/15/34)	4,805	4,218,982
3.95%, 03/25/51 (Call 09/25/50)	9,800	7,389,494
4.00%, 07/15/46 (Call 01/15/46)	10,729	8,242,125
4.00%, 11/15/47 (Call 05/15/47)	7,463	5,731,435
4.10%, 03/25/61 (Call 09/25/60)	5,650	4,182,751
4.13%, 05/15/45 (Call 11/15/44)	7,759	6,119,911
4.30%, 07/08/34 (Call 01/08/34)	6,094	5,624,153
4.38%, 05/15/55 (Call 11/15/54)	4,804	3,836,619
4.50%, 05/06/28 (Call 04/06/28)	1,790	1,771,277
4.50%, 07/08/44 (Call 01/08/44)	2,503	2,109,253
4.65%, 05/06/30 (Call 03/06/30)	1,715	1,681,695
4.90%, 02/06/33 (Call 11/06/32)	3,350	3,294,490
5.38%, 07/15/40	7,649	7,367,287
5.55%, 02/06/53 (Call 08/06/52)	4,775	4,581,469

Security	Par (000)	Value

Software (continued)
5.80%, 11/10/25	$1,245	$1,276,312
6.13%, 07/08/39	4,158	4,381,784
6.15%, 11/09/29 (Call 09/09/29)	4,065	4,307,437
6.25%, 11/09/32 (Call 08/09/32)	6,667	7,194,826
6.50%, 04/15/38	5,690	6,214,846
6.90%, 11/09/52 (Call 05/09/52)	7,970	8,916,756
Roper Technologies Inc. 1.00%, 09/15/25 (Call 08/15/25)	2,447	2,243,899
1.40%, 09/15/27 (Call 07/15/27)	2,766	2,422,048
1.75%, 02/15/31 (Call 11/15/30)	2,605	2,079,988
2.00%, 06/30/30 (Call 03/30/30)	3,359	2,779,976
2.35%, 09/15/24 (Call 08/15/24)	2,500	2,406,775
2.95%, 09/15/29 (Call 06/15/29)	3,513	3,173,328
3.80%, 12/15/26 (Call 09/15/26)	2,942	2,862,831
3.85%, 12/15/25 (Call 09/15/25)	1,886	1,848,582
4.20%, 09/15/28 (Call 06/15/28)	2,419	2,403,035
salesforce.com Inc. 0.63%, 07/15/24 (Call 05/30/23)	630	601,077
1.50%, 07/15/28 (Call 05/15/28)	1,955	1,726,285
1.95%, 07/15/31 (Call 04/15/31)	4,722	3,964,450
2.70%, 07/15/41 (Call 01/15/41)	2,205	1,650,465
2.90%, 07/15/51 (Call 01/15/51)	4,465	3,168,543
3.05%, 07/15/61 (Call 01/15/61)	3,115	2,134,180
3.70%, 04/11/28 (Call 01/11/28)	9,016	8,946,757
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	7,909	6,375,919
Take-Two Interactive Software Inc. 3.55%, 04/14/25	2,930	2,850,656
3.70%, 04/14/27 (Call 03/14/27)	2,680	2,590,515
4.00%, 04/14/32 (Call 01/14/32)(b)	2,343	2,201,951
4.95%, 03/28/28 (Call 02/28/28)	3,130	3,156,135
5.00%, 03/28/26	3,130	3,153,788
VMware Inc. 1.00%, 08/15/24 (Call 05/09/23)	1,000	946,790
1.40%, 08/15/26 (Call 07/15/26)	2,762	2,465,085
1.80%, 08/15/28 (Call 06/15/28)	1,604	1,365,004
2.20%, 08/15/31 (Call 05/15/31)	1,347	1,067,686
3.90%, 08/21/27 (Call 05/21/27)	3,544	3,410,675
4.50%, 05/15/25 (Call 04/15/25)	2,966	2,935,836
4.65%, 05/15/27 (Call 03/15/27)	5,026	4,992,527
4.70%, 05/15/30 (Call 02/15/30)	2,655	2,568,633
Workday Inc. 3.50%, 04/01/27 (Call 03/01/27)	2,870	2,755,831
3.70%, 04/01/29 (Call 02/01/29)	2,013	1,897,011
3.80%, 04/01/32 (Call 01/01/32)	3,060	2,793,321

		593,217,324

Telecommunications — 1.1%
America Movil SAB de CV 2.88%, 05/07/30 (Call 02/07/30)	5,355	4,794,010
3.63%, 04/22/29 (Call 01/22/29)	3,791	3,588,371
4.38%, 07/16/42	5,065	4,610,720
4.38%, 04/22/49 (Call 10/22/48)(b)	4,001	3,596,019
4.70%, 07/21/32 (Call 04/21/32)	1,835	1,819,733
6.13%, 11/15/37	2,915	3,224,369
6.13%, 03/30/40	4,796	5,220,254
6.38%, 03/01/35	3,866	4,308,348
AT&T Inc. 1.65%, 02/01/28 (Call 12/01/27)	11,626	10,191,119
1.70%, 03/25/26 (Call 05/09/23)	5,209	4,809,209
2.25%, 02/01/32 (Call 11/01/31)	8,961	7,327,589
2.30%, 06/01/27 (Call 04/01/27)	4,472	4,103,239

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.55%, 12/01/33 (Call 09/01/33)	$22,738	$18,293,403
2.75%, 06/01/31 (Call 03/01/31)	10,741	9,260,353
2.95%, 07/15/26 (Call 04/15/26)	2,093	1,987,304
3.10%, 02/01/43 (Call 08/01/42)	235	172,304
3.30%, 02/01/52 (Call 08/01/51)	665	473,547
3.50%, 06/01/41 (Call 12/01/40)	10,660	8,384,623
3.50%, 09/15/53 (Call 03/15/53)	29,591	21,189,227
3.50%, 02/01/61 (Call 08/01/60)	370	259,152
3.55%, 09/15/55 (Call 03/15/55)	29,268	20,739,597
3.65%, 06/01/51 (Call 12/01/50)	8,981	6,700,544
3.65%, 09/15/59 (Call 03/15/59)	25,312	17,899,381
3.80%, 02/15/27 (Call 11/15/26)	1,799	1,749,330
3.80%, 12/01/57 (Call 06/01/57)	23,671	17,369,780
3.85%, 06/01/60 (Call 12/01/59)	8,185	6,052,316
3.88%, 01/15/26 (Call 10/15/25)	1,739	1,709,854
4.10%, 02/15/28 (Call 11/15/27)	1,180	1,153,780
4.25%, 03/01/27 (Call 12/01/26)	2,099	2,087,476
4.30%, 02/15/30 (Call 11/15/29)	10,077	9,783,054
4.30%, 12/15/42 (Call 06/15/42)	2,423	2,089,086
4.35%, 03/01/29 (Call 12/01/28)	11,699	11,493,800
4.35%, 06/15/45 (Call 12/15/44)	1,895	1,616,321
4.50%, 05/15/35 (Call 11/15/34)	10,911	10,266,051
4.50%, 03/09/48 (Call 09/09/47)	3,790	3,247,575
4.55%, 03/09/49 (Call 09/09/48)	3,219	2,790,841
4.65%, 06/01/44 (Call 12/01/43)	1,944	1,723,395
4.75%, 05/15/46 (Call 11/15/45)	2,941	2,633,901
4.80%, 06/15/44 (Call 12/15/43)	480	435,523
4.85%, 03/01/39 (Call 09/01/38)	11,032	10,356,069
4.85%, 07/15/45 (Call 01/15/45)	594	534,737
4.90%, 08/15/37 (Call 02/14/37)	4,253	4,101,338
5.15%, 03/15/42	550	530,195
5.15%, 11/15/46 (Call 05/15/46)	1,451	1,393,352
5.15%, 02/15/50 (Call 08/14/49)	1,132	1,074,891
5.25%, 03/01/37 (Call 09/01/36)	1,825	1,822,591
5.35%, 09/01/40	613	606,416
5.45%, 03/01/47 (Call 09/01/46)	1,017	1,008,284
5.54%, 02/20/26 (Call 02/20/24)	325	325,286
5.55%, 08/15/41	172	173,133
5.65%, 02/15/47 (Call 08/15/46)	362	367,444
5.70%, 03/01/57 (Call 09/01/56)	686	693,416
6.00%, 08/15/40 (Call 05/15/40)	1,549	1,618,349
6.30%, 01/15/38	470	515,219
6.38%, 03/01/41	629	679,012
6.55%, 02/15/39	640	706,656
Bell Telephone Co. of Canada or Bell Canada (The) 3.65%, 08/15/52 (Call 02/15/52)	2,270	1,768,512
4.30%, 07/29/49 (Call 01/29/49)	2,835	2,440,368
4.46%, 04/01/48 (Call 10/01/47)	4,251	3,764,005
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	2,119	1,650,171
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	2,255	1,864,862
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	1,025	727,443
British Telecommunications PLC 5.13%, 12/04/28 (Call 09/24/28)	3,593	3,639,314
9.63%, 12/15/30	7,641	9,629,647
Cisco Systems Inc. 2.50%, 09/20/26 (Call 06/20/26)	2,867	2,729,441
2.95%, 02/28/26	2,030	1,972,125
3.50%, 06/15/25	2,418	2,372,638
5.50%, 01/15/40	6,976	7,579,075
5.90%, 02/15/39	7,795	8,786,134

Security	Par (000)	Value

Telecommunications (continued)
Corning Inc. 3.90%, 11/15/49 (Call 05/15/49)	$1,828	$1,416,572
4.38%, 11/15/57 (Call 05/15/57)	2,962	2,492,612
4.70%, 03/15/37	1,097	1,062,817
4.75%, 03/15/42	1,280	1,217,421
5.35%, 11/15/48 (Call 05/15/48)	2,014	2,008,180
5.45%, 11/15/79 (Call 05/15/79)	4,053	3,801,268
5.75%, 08/15/40	1,822	1,917,017
5.85%, 11/15/68 (Call 05/15/68)	1,172	1,154,795
Deutsche Telekom International Finance BV 8.75%, 06/15/30	9,970	12,167,886
9.25%, 06/01/32	3,402	4,434,711
Juniper Networks Inc. 1.20%, 12/10/25 (Call 11/10/25)	420	380,965
2.00%, 12/10/30 (Call 09/10/30)	1,286	1,027,784
3.75%, 08/15/29 (Call 05/15/29)	2,711	2,548,367
5.95%, 03/15/41	1,314	1,329,650
Koninklijke KPN NV, 8.38%, 10/01/30	1,217	1,446,976
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	1,781	1,462,611
2.75%, 05/24/31 (Call 02/24/31)	3,990	3,315,730
4.00%, 09/01/24	395	388,992
4.60%, 02/23/28 (Call 11/23/27)	3,825	3,798,608
4.60%, 05/23/29 (Call 02/23/29)	3,041	2,983,738
5.50%, 09/01/44	993	955,256
5.60%, 06/01/32 (Call 03/01/32)	3,215	3,263,964
Nokia OYJ 4.38%, 06/12/27	548	520,178
6.63%, 05/15/39	235	230,730
Orange SA 5.38%, 01/13/42	3,493	3,606,977
5.50%, 02/06/44 (Call 08/06/43)	2,364	2,507,637
9.00%, 03/01/31	8,730	10,995,086
Rogers Communications Inc. 2.90%, 11/15/26 (Call 08/15/26)	3,892	3,635,751
2.95%, 03/15/25 (Call 05/29/23)(f)	3,810	3,649,675
3.20%, 03/15/27 (Call 02/15/27)(f)	2,760	2,588,466
3.63%, 12/15/25 (Call 09/15/25)	3,888	3,744,027
3.70%, 11/15/49 (Call 05/15/49)	4,153	3,001,747
3.80%, 03/15/32 (Call 12/15/31)(f)	3,295	2,964,907
4.30%, 02/15/48 (Call 08/15/47)	3,252	2,574,869
4.35%, 05/01/49 (Call 11/01/48)	4,388	3,521,809
4.50%, 03/15/42 (Call 09/15/41)(f)	3,455	2,929,598
4.50%, 03/15/43 (Call 09/15/42)	2,088	1,750,976
4.55%, 03/15/52 (Call 09/15/51)(f)	4,385	3,592,148
5.00%, 03/15/44 (Call 09/15/43)	4,213	3,828,142
5.45%, 10/01/43 (Call 04/01/43)	2,778	2,632,544
7.50%, 08/15/38	1,761	1,992,765
Sprint Capital Corp. 6.88%, 11/15/28	260	280,462
8.75%, 03/15/32	315	385,308
Sprint LLC 7.63%, 02/15/25 (Call 11/15/24)	105	108,201
7.63%, 03/01/26 (Call 11/01/25)	170	180,047
Telefonica Emisiones SA 4.10%, 03/08/27	5,179	5,009,440
4.67%, 03/06/38	3,764	3,262,146
4.90%, 03/06/48	4,331	3,593,474
5.21%, 03/08/47	8,944	7,733,340
5.52%, 03/01/49 (Call 09/01/48)	4,395	3,957,522

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
7.05%, 06/20/36	$8,290	$9,169,735
Telefonica Europe BV, 8.25%, 09/15/30	4,820	5,664,946
TELUS Corp. 2.80%, 02/16/27 (Call 11/16/26)	3,250	3,071,933
3.40%, 05/13/32 (Call 02/13/32)	3,675	3,254,360
3.70%, 09/15/27 (Call 06/15/27)	2,428	2,359,433
4.30%, 06/15/49 (Call 12/15/48)	1,767	1,477,848
4.60%, 11/16/48 (Call 05/16/48)	2,482	2,199,126
T-Mobile USA Inc. 1.50%, 02/15/26 (Call 01/15/26)	1,581	1,447,880
2.05%, 02/15/28 (Call 12/15/27)	7,835	6,958,342
2.25%, 02/15/26 (Call 02/15/24)	7,361	6,858,906
2.25%, 11/15/31 (Call 08/15/31)	4,689	3,838,697
2.40%, 03/15/29 (Call 01/15/29)	796	697,901
2.55%, 02/15/31 (Call 11/15/30)	9,639	8,199,512
2.63%, 04/15/26 (Call 04/15/24)	4,192	3,935,701
2.63%, 02/15/29 (Call 02/15/24)	7,720	6,824,634
2.70%, 03/15/32 (Call 01/15/29)	3,185	2,687,662
2.88%, 02/15/31 (Call 02/15/26)	6,700	5,805,148
3.00%, 02/15/41 (Call 08/15/40)	9,906	7,361,248
3.30%, 02/15/51 (Call 08/15/50)	10,194	7,272,909
3.38%, 04/15/29 (Call 04/15/24)	4,245	3,898,396
3.40%, 10/15/52 (Call 04/15/52)	9,475	6,849,857
3.50%, 04/15/25 (Call 03/15/25)	10,916	10,623,670
3.50%, 04/15/31 (Call 04/15/26)	5,085	4,594,806
3.60%, 11/15/60 (Call 05/15/60)	7,643	5,448,313
3.75%, 04/15/27 (Call 02/15/27)	12,897	12,427,033
3.88%, 04/15/30 (Call 01/15/30)	25,097	23,645,139
4.38%, 04/15/40 (Call 10/15/39)	7,785	6,975,671
4.50%, 04/15/50 (Call 10/15/49)	11,342	9,915,970
4.75%, 02/01/28 (Call 02/01/24)	6,245	6,214,400
4.95%, 03/15/28 (Call 02/15/28)	3,785	3,825,651
5.05%, 07/15/33 (Call 04/15/33)	8,865	8,923,864
5.20%, 01/15/33 (Call 10/15/32)	1,035	1,053,816
5.38%, 04/15/27 (Call 04/15/24)	4,960	5,014,758
5.65%, 01/15/53 (Call 07/15/52)	7,790	8,022,765
5.80%, 09/15/62 (Call 03/15/62)	985	1,015,417
Verizon Communications Inc. 0.85%, 11/20/25 (Call 10/20/25)	6,226	5,669,582
1.45%, 03/20/26 (Call 02/20/26)	5,555	5,117,210
1.50%, 09/18/30 (Call 06/18/30)	2,570	2,078,256
1.68%, 10/30/30 (Call 07/30/30)	2,898	2,339,555
1.75%, 01/20/31 (Call 10/20/30)	8,730	7,027,999
2.10%, 03/22/28 (Call 01/22/28)	11,095	9,918,264
2.36%, 03/15/32 (Call 12/15/31)	19,182	15,743,051
2.55%, 03/21/31 (Call 12/21/30)	12,833	10,929,224
2.63%, 08/15/26	9,149	8,659,346
2.65%, 11/20/40 (Call 05/20/40)	12,728	9,030,771
2.85%, 09/03/41 (Call 03/03/41)	3,992	2,886,216
2.88%, 11/20/50 (Call 05/20/50)	11,529	7,653,181
2.99%, 10/30/56 (Call 04/30/56)	14,999	9,651,707
3.00%, 03/22/27 (Call 01/22/27)	3,542	3,375,632
3.00%, 11/20/60 (Call 05/20/60)	8,651	5,489,665
3.15%, 03/22/30 (Call 12/22/29)	7,324	6,624,045
3.38%, 02/15/25	6,743	6,601,127
3.40%, 03/22/41 (Call 09/22/40)	9,830	7,758,328
3.50%, 11/01/24 (Call 08/01/24)	4,349	4,269,892
3.55%, 03/22/51 (Call 09/22/50)	17,273	13,098,461
3.70%, 03/22/61 (Call 09/22/60)	8,385	6,224,689
3.85%, 11/01/42 (Call 05/01/42)	4,671	3,861,749

Security	Par (000)	Value

Telecommunications (continued)
3.88%, 02/08/29 (Call 11/08/28)	$4,547	$4,389,765
3.88%, 03/01/52 (Call 09/01/51)	5,205	4,165,457
4.00%, 03/22/50 (Call 09/22/49)	4,492	3,701,004
4.02%, 12/03/29 (Call 09/03/29)	11,249	10,797,353
4.13%, 03/16/27	9,113	9,024,695
4.13%, 08/15/46	3,157	2,689,354
4.27%, 01/15/36	8,509	7,908,945
4.33%, 09/21/28	16,026	15,853,560
4.40%, 11/01/34 (Call 05/01/34)	5,869	5,569,916
4.50%, 08/10/33	9,991	9,638,418
4.52%, 09/15/48	990	886,951
4.67%, 03/15/55	310	279,074
4.75%, 11/01/41	1,473	1,409,484
4.81%, 03/15/39	5,851	5,601,279
4.86%, 08/21/46	8,934	8,445,400
5.01%, 04/15/49	2,015	1,947,578
5.01%, 08/21/54	60	57,157
5.25%, 03/16/37	4,902	4,994,403
5.50%, 03/16/47	3,051	3,123,583
5.85%, 09/15/35	737	782,650
6.55%, 09/15/43	2,713	3,081,073
7.75%, 12/01/30	1,059	1,245,532
Vodafone Group PLC 4.13%, 05/30/25	6,989	6,906,320
4.25%, 09/17/50	6,044	4,937,041
4.38%, 05/30/28	1,200	1,205,496
4.38%, 02/19/43	6,407	5,435,891
4.88%, 06/19/49	2,798	2,509,218
5.00%, 05/30/38	283	276,120
5.13%, 06/19/59	1,491	1,354,350
5.25%, 05/30/48	85	81,058
5.63%, 02/10/53 (Call 08/10/52)	3,385	3,344,414
5.75%, 02/10/63 (Call 08/10/62)	2,555	2,531,417
6.15%, 02/27/37	6,020	6,476,196
6.25%, 11/30/32	1,983	2,162,323
7.88%, 02/15/30	2,820	3,296,806

		961,591,191

Toys, Games & Hobbies — 0.0%
Hasbro Inc. 3.00%, 11/19/24 (Call 10/19/24)	2,943	2,846,499
3.50%, 09/15/27 (Call 06/15/27)	2,254	2,141,300
3.55%, 11/19/26 (Call 09/19/26)	3,154	2,984,346
3.90%, 11/19/29 (Call 08/19/29)	2,684	2,464,314
5.10%, 05/15/44 (Call 11/15/43)(b)	1,396	1,226,861
6.35%, 03/15/40	1,994	2,021,039

		13,684,359

Transportation — 0.6%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3-mo. LIBOR US + 2.350%)(a)	1,247	1,198,130
Burlington Northern Santa Fe LLC 2.88%, 06/15/52 (Call 12/15/51)	2,009	1,408,510
3.00%, 04/01/25 (Call 01/01/25)	3,955	3,854,820
3.05%, 02/15/51 (Call 08/15/50)	2,367	1,720,927
3.25%, 06/15/27 (Call 03/15/27)(b)	5,038	4,880,361
3.30%, 09/15/51 (Call 03/15/51)	4,035	3,081,207
3.40%, 09/01/24 (Call 06/01/24)	2,968	2,923,866
3.55%, 02/15/50 (Call 08/15/49)	3,091	2,494,530
3.65%, 09/01/25 (Call 06/01/25)	2,244	2,201,813
3.90%, 08/01/46 (Call 02/01/46)	3,276	2,787,614

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.05%, 06/15/48 (Call 12/15/47)	$2,883	$2,529,804
4.13%, 06/15/47 (Call 12/15/46)	2,890	2,557,852
4.15%, 04/01/45 (Call 10/01/44)	3,738	3,335,866
4.15%, 12/15/48 (Call 06/15/48)	2,145	1,901,349
4.38%, 09/01/42 (Call 03/01/42)	1,502	1,397,551
4.40%, 03/15/42 (Call 09/15/41)	2,847	2,643,525
4.45%, 03/15/43 (Call 09/15/42)	3,380	3,151,174
4.45%, 01/15/53 (Call 07/15/52)	975	916,451
4.55%, 09/01/44 (Call 03/01/44)	3,043	2,880,534
4.70%, 09/01/45 (Call 03/01/45)	2,479	2,379,518
4.90%, 04/01/44 (Call 10/01/43)	2,589	2,560,003
4.95%, 09/15/41 (Call 03/15/41)	1,443	1,442,351
5.05%, 03/01/41 (Call 09/01/40)	1,590	1,602,656
5.15%, 09/01/43 (Call 03/01/43)	2,940	3,001,622
5.40%, 06/01/41 (Call 12/01/40)	1,712	1,788,304
5.75%, 05/01/40 (Call 11/01/39)	2,721	2,941,646
6.15%, 05/01/37	1,297	1,476,271
6.20%, 08/15/36	785	889,327
7.00%, 12/15/25	1,764	1,868,411
Canadian National Railway Co. 2.45%, 05/01/50 (Call 11/01/49)	2,012	1,318,584
2.75%, 03/01/26 (Call 12/01/25)	4,763	4,572,718
2.95%, 11/21/24 (Call 08/21/24)	2,973	2,892,907
3.20%, 08/02/46 (Call 02/02/46)	2,534	1,945,555
3.65%, 02/03/48 (Call 08/03/47)	2,339	1,955,685
3.85%, 08/05/32 (Call 05/05/32)	2,830	2,716,970
4.40%, 08/05/52 (Call 02/05/52)	2,075	1,964,983
4.45%, 01/20/49 (Call 07/20/48)	2,470	2,334,323
6.20%, 06/01/36	968	1,104,914
6.25%, 08/01/34	1,385	1,594,177
6.38%, 11/15/37	1,257	1,458,623
6.90%, 07/15/28	1,735	1,942,523
Canadian Pacific Railway Co. 1.35%, 12/02/24 (Call 05/29/23)	5,106	4,821,851
1.75%, 12/02/26 (Call 11/02/26)	1,455	1,328,662
2.05%, 03/05/30 (Call 12/05/29)	2,786	2,385,735
2.45%, 12/02/31 (Call 09/02/31)	2,875	2,566,915
2.88%, 11/15/29 (Call 08/15/29)	2,004	1,829,452
2.90%, 02/01/25 (Call 11/01/24)	5,868	5,670,307
3.00%, 12/02/41 (Call 06/02/41)	2,180	1,811,013
3.10%, 12/02/51 (Call 06/02/51)	3,387	2,430,952
3.50%, 05/01/50 (Call 11/01/49)	1,271	986,207
4.00%, 06/01/28 (Call 03/01/28)	3,565	3,516,801
4.20%, 11/15/69 (Call 05/15/69)	1,435	1,150,569
4.30%, 05/15/43 (Call 11/15/42)	1,826	1,615,645
4.70%, 05/01/48 (Call 11/01/47)	1,990	1,848,352
4.80%, 09/15/35 (Call 03/15/35)	2,633	2,652,326
4.80%, 08/01/45 (Call 02/01/45)	2,382	2,324,570
4.95%, 08/15/45 (Call 02/15/45)	2,122	2,062,902
5.95%, 05/15/37	1,198	1,299,411
6.13%, 09/15/2115 (Call 03/15/15)	2,554	2,728,438
7.13%, 10/15/31	3,792	4,348,097
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	3,898	3,789,285
CSX Corp. 2.40%, 02/15/30 (Call 11/15/29)	2,253	1,981,626
2.50%, 05/15/51 (Call 11/15/50)(b)	776	507,830
2.60%, 11/01/26 (Call 08/01/26)	3,933	3,717,865
3.25%, 06/01/27 (Call 03/01/27)	5,031	4,821,459
3.35%, 11/01/25 (Call 08/01/25)	5,524	5,362,644

Security	Par (000)	Value

Transportation (continued)
3.35%, 09/15/49 (Call 03/15/49)	$3,049	$2,302,391
3.40%, 08/01/24 (Call 05/01/24)	4,034	3,951,142
3.80%, 03/01/28 (Call 12/01/27)	2,911	2,852,664
3.80%, 11/01/46 (Call 05/01/46)	1,504	1,239,326
3.80%, 04/15/50 (Call 10/15/49)	1,951	1,583,080
3.95%, 05/01/50 (Call 11/01/49)	2,681	2,235,579
4.10%, 11/15/32 (Call 08/15/32)	2,575	2,495,793
4.10%, 03/15/44 (Call 09/15/43)	3,453	3,038,882
4.25%, 03/15/29 (Call 12/15/28)	4,450	4,420,407
4.25%, 11/01/66 (Call 05/01/66)	2,133	1,778,005
4.30%, 03/01/48 (Call 09/01/47)	2,190	1,943,340
4.40%, 03/01/43 (Call 09/01/42)	1,655	1,494,018
4.50%, 03/15/49 (Call 09/15/48)	2,076	1,899,582
4.50%, 11/15/52 (Call 05/15/52)	2,680	2,462,170
4.50%, 08/01/54 (Call 02/01/54)	1,325	1,186,776
4.65%, 03/01/68 (Call 09/01/67)	2,040	1,822,556
4.75%, 05/30/42 (Call 11/30/41)	2,805	2,666,798
4.75%, 11/15/48 (Call 05/15/48)	1,846	1,738,932
5.50%, 04/15/41 (Call 10/15/40)	774	799,496
6.00%, 10/01/36	1,487	1,622,555
6.15%, 05/01/37	1,430	1,578,934
6.22%, 04/30/40	2,988	3,319,519
FedEx Corp. 2.40%, 05/15/31 (Call 02/15/31)	3,635	3,087,242
3.10%, 08/05/29 (Call 05/05/29)	4,284	3,947,363
3.25%, 04/01/26 (Call 01/01/26)	5,273	5,139,751
3.25%, 05/15/41 (Call 11/15/40)	2,050	1,562,674
3.40%, 02/15/28 (Call 11/15/27)	3,312	3,153,686
3.88%, 08/01/42	1,165	951,409
3.90%, 02/01/35	2,435	2,190,209
4.05%, 02/15/48 (Call 08/15/47)	2,070	1,681,958
4.10%, 04/15/43	1,985	1,648,443
4.10%, 02/01/45	1,355	1,118,702
4.20%, 10/17/28 (Call 07/17/28)	704	695,052
4.25%, 05/15/30 (Call 02/15/30)	170	165,827
4.40%, 01/15/47 (Call 07/15/46)	3,885	3,309,126
4.55%, 04/01/46 (Call 10/01/45)	4,360	3,805,757
4.75%, 11/15/45 (Call 05/15/45)	5,142	4,649,551
4.90%, 01/15/34	2,384	2,376,300
4.95%, 10/17/48 (Call 04/17/48)	1,636	1,521,954
5.10%, 01/15/44	3,137	2,967,947
5.25%, 05/15/50 (Call 11/15/49)(b)	4,341	4,238,639
FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	2,581	2,155,247
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	4,269	4,179,052
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	2,912	2,771,321
Norfolk Southern Corp. 2.30%, 05/15/31 (Call 02/15/31)	2,315	1,961,662
2.55%, 11/01/29 (Call 08/01/29)	2,676	2,380,008
2.90%, 06/15/26 (Call 03/15/26)	3,373	3,217,808
2.90%, 08/25/51 (Call 02/25/51)	2,378	1,589,003
3.00%, 03/15/32 (Call 12/15/31)	3,045	2,692,084
3.05%, 05/15/50 (Call 11/15/49)	3,067	2,132,669
3.15%, 06/01/27 (Call 03/01/27)	1,649	1,566,187
3.16%, 05/15/55 (Call 11/15/54)	3,185	2,185,515
3.40%, 11/01/49 (Call 05/01/49)	1,974	1,456,930
3.65%, 08/01/25 (Call 06/01/25)	2,185	2,127,753
3.70%, 03/15/53 (Call 09/15/52)	1,656	1,287,921
3.80%, 08/01/28 (Call 05/01/28)	2,376	2,311,420

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.94%, 11/01/47 (Call 05/01/47)	$2,819	$2,323,363
3.95%, 10/01/42 (Call 04/01/42)	1,372	1,178,671
4.05%, 08/15/52 (Call 02/15/52)	2,739	2,291,667
4.10%, 05/15/49 (Call 11/15/48)	1,510	1,265,516
4.10%, 05/15/2121 (Call 11/15/20)	2,265	1,590,574
4.15%, 02/28/48 (Call 08/28/47)	2,715	2,299,659
4.45%, 03/01/33 (Call 12/01/32)	2,055	2,027,031
4.45%, 06/15/45 (Call 12/15/44)	2,032	1,807,078
4.55%, 06/01/53 (Call 12/01/52)	2,895	2,624,665
4.65%, 01/15/46 (Call 07/15/45)	2,209	2,021,566
4.84%, 10/01/41	2,397	2,258,837
5.10%, 08/01/2118 (Call 02/01/18)	415	360,639
7.80%, 05/15/27	85	95,042
Ryder System Inc. 1.75%, 09/01/26 (Call 08/01/26)	2,330	2,097,909
2.50%, 09/01/24 (Call 08/01/24)	2,489	2,402,009
2.85%, 03/01/27 (Call 02/01/27)	1,646	1,524,443
2.90%, 12/01/26 (Call 10/01/26)	2,640	2,462,460
3.35%, 09/01/25 (Call 08/01/25)	1,735	1,666,467
4.30%, 06/15/27 (Call 05/15/27)	1,760	1,721,192
4.63%, 06/01/25 (Call 05/01/25)	2,420	2,396,671
5.65%, 03/01/28 (Call 02/01/28)	3,190	3,268,251
Union Pacific Corp. 2.15%, 02/05/27 (Call 12/05/26)	2,328	2,165,063
2.38%, 05/20/31 (Call 02/20/31)	3,280	2,843,793
2.40%, 02/05/30 (Call 11/05/29)	3,470	3,078,445
2.75%, 03/01/26 (Call 12/01/25)	4,427	4,248,282
2.80%, 02/14/32 (Call 11/14/31)	4,787	4,227,831
2.89%, 04/06/36 (Call 01/06/36)	2,625	2,179,537
2.95%, 03/10/52 (Call 09/10/51)	2,055	1,456,050
2.97%, 09/16/62 (Call 03/16/62)	2,540	1,681,607
3.00%, 04/15/27 (Call 01/15/27)	3,126	2,995,146
3.20%, 05/20/41 (Call 11/20/40)	3,753	3,022,591
3.25%, 01/15/25 (Call 10/15/24)	3,734	3,653,682
3.25%, 08/15/25 (Call 05/15/25)	2,125	2,069,240
3.25%, 02/05/50 (Call 08/05/49)	5,791	4,418,707
3.35%, 08/15/46 (Call 02/15/46)	1,646	1,261,922
3.38%, 02/01/35 (Call 08/01/34)	1,966	1,733,540
3.38%, 02/14/42 (Call 08/14/41)	2,455	2,030,481
3.50%, 02/14/53 (Call 08/14/52)	3,780	3,001,660
3.55%, 08/15/39 (Call 02/15/39)	2,375	2,039,317
3.55%, 05/20/61 (Call 11/20/60)	1,984	1,510,399
3.60%, 09/15/37 (Call 03/15/37)	2,746	2,427,437
3.70%, 03/01/29 (Call 12/01/28)	3,563	3,475,920
3.75%, 07/15/25 (Call 05/15/25)	3,365	3,313,852
3.75%, 02/05/70 (Call 08/05/69)	2,500	1,915,925
3.80%, 10/01/51 (Call 04/01/51)	2,948	2,469,186
3.80%, 04/06/71 (Call 10/06/70)	1,760	1,368,611
3.84%, 03/20/60 (Call 09/20/59)	4,531	3,682,933
3.85%, 02/14/72 (Call 08/14/71)	1,565	1,238,510
3.88%, 02/01/55 (Call 08/01/54)	1,398	1,158,145
3.95%, 09/10/28 (Call 06/10/28)	4,709	4,664,312
3.95%, 08/15/59 (Call 02/15/59)	2,280	1,877,648
4.00%, 04/15/47 (Call 10/15/46)	2,494	2,155,215
4.05%, 11/15/45 (Call 05/15/45)	2,046	1,766,721
4.05%, 03/01/46 (Call 09/01/45)	2,570	2,205,985
4.10%, 09/15/67 (Call 03/15/67)	1,571	1,314,299
4.30%, 03/01/49 (Call 09/01/48)	3,114	2,797,618
4.50%, 01/20/33 (Call 10/20/32)	5,600	5,637,856
4.50%, 09/10/48 (Call 03/10/48)	1,898	1,735,341

Security	Par (000)	Value

Transportation (continued)
4.75%, 02/21/26 (Call 01/21/26)	$6,065	$6,132,200
4.95%, 09/09/52 (Call 03/09/52)	110	111,868
4.96%, 05/15/53 (Call 11/15/52)	4,080	4,122,269
5.15%, 01/20/63 (Call 07/20/62)	698	711,597
6.63%, 02/01/29	1,815	2,033,853
United Parcel Service Inc. 2.20%, 09/01/24 (Call 08/01/24)	2,553	2,471,993
2.40%, 11/15/26 (Call 08/15/26)	2,382	2,259,160
2.50%, 09/01/29 (Call 06/01/29)	2,460	2,240,396
2.80%, 11/15/24 (Call 09/15/24)	3,532	3,441,334
3.05%, 11/15/27 (Call 08/15/27)	5,776	5,553,393
3.40%, 03/15/29 (Call 12/15/28)	3,534	3,404,762
3.40%, 11/15/46 (Call 05/15/46)	1,181	943,454
3.40%, 09/01/49 (Call 03/01/49)(b)	2,986	2,405,999
3.63%, 10/01/42	1,240	1,057,931
3.75%, 11/15/47 (Call 05/15/47)	3,542	3,058,907
3.90%, 04/01/25 (Call 03/01/25)	3,888	3,859,268
4.25%, 03/15/49 (Call 09/15/48)	3,598	3,279,937
4.45%, 04/01/30 (Call 01/01/30)	1,637	1,658,396
4.88%, 03/03/33 (Call 12/03/32)	2,465	2,549,525
4.88%, 11/15/40 (Call 05/15/40)	2,393	2,402,644
5.05%, 03/03/53 (Call 09/03/52)	2,660	2,743,178
5.20%, 04/01/40 (Call 10/01/39)	1,589	1,660,155
5.30%, 04/01/50 (Call 10/01/49)	4,657	4,999,196
6.20%, 01/15/38	5,742	6,587,682
Walmart Inc. 1.05%, 09/17/26 (Call 08/17/26)	6,450	5,845,635
1.50%, 09/22/28 (Call 07/22/28)	4,933	4,362,252
1.80%, 09/22/31 (Call 06/22/31)	7,817	6,628,972
3.95%, 09/09/27 (Call 08/09/27)	3,030	3,041,272

		515,908,729

Trucking & Leasing — 0.0%
GATX Corp. 1.90%, 06/01/31 (Call 03/01/31)	1,971	1,551,354
3.10%, 06/01/51 (Call 12/01/50)	1,775	1,145,336
3.25%, 03/30/25 (Call 12/30/24)	1,175	1,130,127
3.25%, 09/15/26 (Call 06/15/26)	2,421	2,284,020
3.50%, 03/15/28 (Call 12/15/27)	2,178	2,022,164
3.50%, 06/01/32 (Call 03/01/32)	1,183	1,047,274
3.85%, 03/30/27 (Call 12/30/26)	2,898	2,780,747
4.00%, 06/30/30 (Call 03/30/30)	2,054	1,911,473
4.55%, 11/07/28 (Call 08/07/28)	2,793	2,729,096
4.70%, 04/01/29 (Call 01/01/29)	1,572	1,544,962
4.90%, 03/15/33 (Call 12/15/32)	1,520	1,488,734
5.20%, 03/15/44 (Call 09/15/43)	1,742	1,575,517

		21,210,804

Venture Capital — 0.0%
Hercules Capital Inc. 2.63%, 09/16/26 (Call 08/16/26)	1,334	1,132,259
3.38%, 01/20/27 (Call 12/20/26)	1,430	1,235,563

		2,367,822

Water — 0.1%
American Water Capital Corp. 2.30%, 06/01/31 (Call 03/01/31)	2,460	2,097,494
2.80%, 05/01/30 (Call 02/01/30)	2,499	2,239,729
2.95%, 09/01/27 (Call 06/01/27)	1,945	1,842,109
3.25%, 06/01/51 (Call 12/01/50)	2,785	2,057,530
3.40%, 03/01/25 (Call 12/01/24)	5,340	5,214,510
3.45%, 06/01/29 (Call 03/01/29)	3,163	2,988,529

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
3.45%, 05/01/50 (Call 11/01/49)	$2,669	$2,063,858
3.75%, 09/01/28 (Call 06/01/28)	2,217	2,150,047
3.75%, 09/01/47 (Call 03/01/47)	3,427	2,803,697
4.00%, 12/01/46 (Call 06/01/46)	1,490	1,236,134
4.15%, 06/01/49 (Call 12/01/48)	2,651	2,283,174
4.20%, 09/01/48 (Call 03/01/48)	1,337	1,157,615
4.30%, 12/01/42 (Call 06/01/42)	1,109	996,093
4.30%, 09/01/45 (Call 03/01/45)	1,801	1,595,740
4.45%, 06/01/32 (Call 03/01/32)	2,795	2,771,159
6.59%, 10/15/37	880	1,012,827
Essential Utilities Inc. 2.40%, 05/01/31 (Call 02/01/31)	2,964	2,472,065
2.70%, 04/15/30 (Call 01/15/30)	2,401	2,085,581
3.35%, 04/15/50 (Call 10/15/49)	2,629	1,887,569
3.57%, 05/01/29 (Call 02/01/29)	2,595	2,445,087
4.28%, 05/01/49 (Call 11/01/48)	2,427	2,036,665
5.30%, 05/01/52 (Call 11/01/51)	1,985	1,934,938
United Utilities PLC, 6.88%, 08/15/28	791	871,682

		48,243,832

Total Corporate Bonds & Notes — 25.3% (Cost: $25,184,919,108)		22,581,018,078

Foreign Government and Agency Obligations(g)

Canada — 0.2%
Canada Government International Bond 0.75%, 05/19/26	225	205,560
1.63%, 01/22/25	12,870	12,322,253
2.88%, 04/28/25	4,060	3,963,534
Export Development Canada 3.00%, 05/25/27	75	72,916
3.88%, 02/14/28	280	282,425
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,000	1,235,840
Series HK, 9.38%, 04/15/30	1,405	1,845,116
Series IO, 8.05%, 07/07/24	2,320	2,402,685
Province of Alberta Canada 1.00%, 05/20/25	4,565	4,274,894
1.30%, 07/22/30	5,297	4,431,947
1.88%, 11/13/24	4,269	4,104,259
3.30%, 03/15/28	9,051	8,823,910
Province of British Columbia Canada 0.90%, 07/20/26	925	842,129
1.30%, 01/29/31(b)	3,875	3,244,111
2.25%, 06/02/26	7,330	6,974,275
6.50%, 01/15/26(b)	188	199,081
7.25%, 09/01/36	328	436,312
Series 10, 1.75%, 09/27/24	36	34,662
Province of Manitoba Canada 1.50%, 10/25/28	250	221,558
2.13%, 06/22/26	55	52,014
3.05%, 05/14/24	2,035	1,999,143
Province of New Brunswick Canada, 3.63%, 02/24/28	1,946	1,915,545
Province of Ontario Canada 0.63%, 01/21/26(b)	3,852	3,517,184
1.05%, 04/14/26	665	610,995
1.05%, 05/21/27	615	550,567
1.13%, 10/07/30	9,532	7,862,756
1.60%, 02/25/31	7,385	6,255,907

Security	Par (000)	Value

Canada (continued)
1.80%, 10/14/31	$250	$212,675
2.00%, 10/02/29(b)	5,630	5,042,397
2.13%, 01/21/32	460	400,977
2.30%, 06/15/26	8,465	8,052,247
2.50%, 04/27/26	12,654	12,128,859
3.10%, 05/19/27	75	72,834
3.20%, 05/16/24	5,870	5,775,023
Province of Quebec Canada 0.60%, 07/23/25	1,031	955,459
1.35%, 05/28/30	4,595	3,897,939
1.90%, 04/21/31	2,350	2,042,503
2.50%, 04/20/26(b)	8,276	7,946,946
2.75%, 04/12/27(b)	5,512	5,291,796
3.63%, 04/13/28	480	475,498
Series PD, 7.50%, 09/15/29	5,122	6,134,312
Series QO, 2.88%, 10/16/24	8,013	7,828,941
Series QX, 1.50%, 02/11/25	7,610	7,243,274

		152,183,258

Chile — 0.1%
Chile Government International Bond 2.45%, 01/31/31 (Call 10/31/30)(b)	9,437	8,294,462
2.55%, 01/27/32 (Call 10/27/31)(b)	7,996	6,973,711
2.55%, 07/27/33 (Call 04/27/33)	6,258	5,247,396
2.75%, 01/31/27 (Call 12/31/26)	859	811,841
3.10%, 05/07/41 (Call 11/07/40)	9,026	6,969,065
3.10%, 01/22/61 (Call 07/22/60)	5,620	3,765,962
3.13%, 03/27/25(b)	1,475	1,443,125
3.13%, 01/21/26	6,885	6,691,532
3.24%, 02/06/28 (Call 11/06/27)	9,980	9,563,834
3.25%, 09/21/71 (Call 03/21/71)	2,988	1,990,606
3.50%, 01/31/34 (Call 10/31/33)	4,648	4,209,740
3.50%, 01/25/50 (Call 07/25/49)	10,170	7,838,527
3.63%, 10/30/42	1,283	1,047,505
3.86%, 06/21/47	3,443	2,864,438
4.00%, 01/31/52 (Call 07/31/51)	3,158	2,621,393
4.34%, 03/07/42 (Call 09/07/41)(b)	3,441	3,124,566

		73,457,703

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26.	462	494,382

Hong Kong — 0.0%
Hong Kong Government International Bond, 1.75%, 11/24/31(d)	2,300	1,957,553

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41.	3,655	4,160,633

Indonesia — 0.1%
Indonesia Government International Bond 1.85%, 03/12/31	495	408,791
2.15%, 07/28/31 (Call 04/28/31)	3,625	3,047,247
2.85%, 02/14/30	5,121	4,668,047
3.05%, 03/12/51	1,100	817,927
3.20%, 09/23/61 (Call 03/23/61)	725	500,467
3.35%, 03/12/71	3,350	2,300,981
3.40%, 09/18/29	2,795	2,641,722
3.50%, 01/11/28	2,407	2,323,549
3.50%, 02/14/50	3,641	2,825,416

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
3.55%, 03/31/32 (Call 12/31/31)(b)	$1,275	$1,188,262
3.70%, 10/30/49(b)	4,246	3,416,332
3.85%, 10/15/30	10,150	9,767,548
4.10%, 04/24/28	4,565	4,517,661
4.15%, 09/20/27 (Call 06/20/27)	4,425	4,393,051
4.20%, 10/15/50	6,405	5,574,656
4.30%, 03/31/52 (Call 09/30/51)	2,350	2,063,488
4.35%, 01/11/48	6,785	6,108,875
4.45%, 04/15/70	4,970	4,286,526
4.55%, 01/11/28 (Call 12/11/27)	960	968,525
4.65%, 09/20/32 (Call 06/20/32)	5,845	5,862,301
4.75%, 02/11/29	4,033	4,103,013
4.85%, 01/11/33 (Call 10/11/32)	880	893,130
5.35%, 02/11/49	4,095	4,181,773
5.45%, 09/20/52 (Call 03/20/52)	1,925	1,971,585
5.65%, 01/11/53 (Call 07/11/52)	250	264,030

		79,094,903

Israel — 0.1%
Israel Government AID Bond, 5.50%, 12/04/23	25,000	25,041,750
Israel Government International Bond 2.75%, 07/03/30	10,060	9,090,719
2.88%, 03/16/26	3,135	2,999,286
3.25%, 01/17/28	3,975	3,756,693
3.88%, 07/03/50	6,225	5,201,796
4.13%, 01/17/48	2,530	2,211,473
4.50%, 01/17/33	3,220	3,231,077
4.50%, 01/30/43	5,403	5,073,525
4.50%, 04/03/2120	2,828	2,357,364
State of Israel 2.50%, 01/15/30	2,905	2,592,277
3.38%, 01/15/50	6,053	4,622,434

		66,178,394

Italy — 0.0%
Republic of Italy Government International Bond 0.88%, 05/06/24	1,775	1,695,551
1.25%, 02/17/26	10,220	9,188,904
2.38%, 10/17/24	7,354	7,051,603
2.88%, 10/17/29	7,480	6,571,255
3.88%, 05/06/51	9,005	6,500,800
4.00%, 10/17/49	7,420	5,662,128
5.38%, 06/15/33	7,437	7,496,422

		44,166,663

Japan — 0.1%
Japan Bank for International Cooperation 0.63%, 07/15/25	2,783	2,568,514
1.25%, 01/21/31	7,150	5,832,255
1.75%, 10/17/24	6,410	6,150,523
1.88%, 07/21/26	6,220	5,785,720
1.88%, 04/15/31	12,108	10,331,151
2.00%, 10/17/29	4,397	3,878,110
2.13%, 02/10/25(b)	1,970	1,890,254
2.13%, 02/16/29(b)	5,620	5,054,459
2.25%, 11/04/26	7,805	7,320,778
2.38%, 04/20/26	5,730	5,442,469
2.50%, 05/23/24	4,240	4,136,714
2.50%, 05/28/25	3,876	3,725,417
2.75%, 01/21/26(b)	5,330	5,130,978
2.75%, 11/16/27	6,420	6,075,760
2.88%, 04/14/25	320	310,330

Security	Par (000)	Value

Japan (continued)
2.88%, 06/01/27	$6,368	$6,074,881
2.88%, 07/21/27	4,912	4,682,511
3.00%, 05/29/24	5,075	4,976,900
3.25%, 07/20/28	2,080	1,999,442
3.50%, 10/31/28(b)	3,800	3,688,926
4.38%, 10/05/27	400	405,708
Japan International Cooperation Agency 1.00%, 07/22/30(b)	3,396	2,749,469
2.13%, 10/20/26	2,354	2,199,107
2.75%, 04/27/27(b)	2,260	2,141,124
3.25%, 05/25/27	3,650	3,522,432
3.38%, 06/12/28(b)	3,180	3,070,672

		109,144,604

Mexico — 0.2%
Mexico Government International Bond 2.66%, 05/24/31 (Call 02/24/31)	6,435	5,444,782
3.25%, 04/16/30 (Call 01/16/30)(b)	11,860	10,734,605
3.50%, 02/12/34 (Call 11/12/33)	9,393	8,069,902
3.75%, 01/11/28	7,880	7,616,650
3.77%, 05/24/61 (Call 11/24/60)	8,701	6,022,919
3.90%, 04/27/25 (Call 03/27/25)	1,130	1,117,197
4.13%, 01/21/26	8,661	8,543,037
4.15%, 03/28/27	8,405	8,321,707
4.28%, 08/14/41 (Call 02/14/41)	9,452	7,918,035
4.35%, 01/15/47	2,412	1,950,102
4.40%, 02/12/52 (Call 08/12/51)	3,177	2,536,231
4.50%, 04/22/29	11,280	11,155,130
4.50%, 01/31/50 (Call 07/31/49)	7,741	6,394,685
4.60%, 01/23/46	8,039	6,763,693
4.60%, 02/10/48	7,086	5,902,638
4.75%, 04/27/32 (Call 01/27/32)	8,217	7,997,853
4.75%, 03/08/44	12,803	11,122,734
4.88%, 05/19/33 (Call 02/19/33)	4,418	4,286,565
5.00%, 04/27/51 (Call 10/27/50)	7,315	6,403,697
5.40%, 02/09/28 (Call 01/09/28)	2,005	2,071,065
5.55%, 01/21/45	10,685	10,291,578
5.75%, 10/12/2110	9,449	8,406,303
6.05%, 01/11/40	10,053	10,369,871
6.34%, 05/04/53 (Call 11/04/52)	12,176	12,535,557
6.35%, 02/09/35 (Call 11/09/34)	6,555	7,027,353
6.75%, 09/27/34	10,182	11,322,384
7.50%, 04/08/33	4,492	5,206,587
8.30%, 08/15/31	4,803	5,682,910
11.50%, 05/15/26(b)	713	850,802

		202,066,572

Panama — 0.1%
Panama Government International Bond 2.25%, 09/29/32 (Call 06/29/32)	10,160	7,864,449
3.16%, 01/23/30 (Call 10/23/29)	5,663	5,016,795
3.30%, 01/19/33 (Call 10/19/32)(b)	3,000	2,542,110
3.75%, 03/16/25 (Call 12/16/24)	6,021	5,904,975
3.87%, 07/23/60 (Call 01/23/60)	9,713	6,503,242
3.88%, 03/17/28 (Call 12/17/27)	5,282	5,097,764
4.00%, 09/22/24 (Call 06/24/24)	1,120	1,105,362
4.30%, 04/29/53	5,294	3,966,318
4.50%, 05/15/47 (Call 11/15/46)	3,391	2,717,276
4.50%, 04/16/50 (Call 10/16/49)	7,889	6,163,597
4.50%, 04/01/56 (Call 10/01/55)	8,385	6,365,473
4.50%, 01/19/63 (Call 07/19/62)	5,845	4,310,220

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama (continued)
6.40%, 02/14/35 (Call 11/14/34)	$5,390	$5,709,196
6.70%, 01/26/36	5,951	6,414,523
6.85%, 03/28/54 (Call 09/28/53)	4,140	4,330,440
7.13%, 01/29/26	4,487	4,764,925
8.88%, 09/30/27	4,494	5,248,902
9.38%, 04/01/29	3,247	3,978,159

		88,003,726

Peru — 0.1%
Peruvian Government International Bond 1.86%, 12/01/32 (Call 09/01/32)	4,345	3,361,596
2.39%, 01/23/26 (Call 12/23/25)	4,841	4,573,099
2.78%, 01/23/31 (Call 10/23/30)	12,919	11,198,189
2.78%, 12/01/60 (Call 06/01/60)	6,263	3,832,643
2.84%, 06/20/30	3,147	2,792,333
3.00%, 01/15/34 (Call 10/15/33)	7,285	6,100,241
3.23%, 07/28/2121 (Call 01/28/21)	3,258	1,990,149
3.30%, 03/11/41 (Call 09/11/40)	4,476	3,445,222
3.55%, 03/10/51 (Call 09/10/50)(b)	5,183	3,913,010
3.60%, 01/15/72 (Call 07/15/71)	3,340	2,299,423
4.13%, 08/25/27(b)	4,193	4,126,918
5.63%, 11/18/50	7,395	7,647,687
6.55%, 03/14/37	4,011	4,467,893
7.35%, 07/21/25	6,742	7,110,787
8.75%, 11/21/33	7,700	9,840,677

		76,699,867

Philippines — 0.1%
Bangko Sentral ng Pilipinas Bond, 8.60%, 06/15/27	200	230,768
Philippine Government International Bond 1.65%, 06/10/31	1,341	1,092,888
1.95%, 01/06/32	1,025	843,637
2.46%, 05/05/30	5,865	5,142,432
2.65%, 12/10/45	3,275	2,273,833
2.95%, 05/05/45	5,457	4,007,457
3.00%, 02/01/28	8,906	8,431,577
3.20%, 07/06/46	5,895	4,454,793
3.23%, 03/29/27	575	553,116
3.56%, 09/29/32	668	625,101
3.70%, 03/01/41	8,159	6,919,240
3.70%, 02/02/42	7,934	6,658,768
3.75%, 01/14/29	6,736	6,523,344
3.95%, 01/20/40	7,815	6,860,163
4.20%, 03/29/47	4,900	4,305,091
4.63%, 07/17/28	680	690,798
5.00%, 07/17/33	2,320	2,405,886
5.00%, 01/13/37	5,405	5,487,210
5.17%, 10/13/27	2,000	2,078,220
5.50%, 03/30/26	4,741	4,896,694
5.50%, 01/17/48	4,580	4,803,183
5.61%, 04/13/33(b)	175	189,151
5.95%, 10/13/47	455	503,212
6.38%, 01/15/32	4,382	4,959,986
6.38%, 10/23/34	7,561	8,580,676
7.50%, 09/25/24	770	787,452
7.75%, 01/14/31	6,048	7,254,395
9.50%, 10/21/24(b)	1,114	1,192,704
9.50%, 02/02/30	2,734	3,495,993
10.63%, 03/16/25	5,811	6,481,125

		112,728,893

Security	Par (000)	Value

Poland — 0.0%
Republic of Poland Government International Bond 3.25%, 04/06/26	$3,955	$3,861,187
4.88%, 10/04/33 (Call 07/04/33)	815	830,436
5.50%, 11/16/27 (Call 08/16/27)	445	467,188
5.50%, 04/04/53 (Call 10/04/52)	4,081	4,237,874
5.75%, 11/16/32 (Call 08/16/32)	3,875	4,205,731

		13,602,416

South Korea — 0.1%
Export-Import Bank of Korea 0.63%, 06/29/24	3,000	2,860,920
0.75%, 09/21/25	705	643,658
1.13%, 12/29/26	1,385	1,225,905
1.25%, 01/18/25	3,435	3,243,705
1.25%, 09/21/30	2,775	2,245,336
1.38%, 02/09/31	1,470	1,189,127
1.63%, 01/18/27	1,730	1,573,383
2.13%, 01/18/32	1,285	1,081,854
2.38%, 04/21/27	1,640	1,526,299
2.50%, 06/29/41(b)	4,118	3,100,113
2.63%, 05/26/26	3,997	3,776,925
2.88%, 01/21/25	5,615	5,450,761
3.25%, 11/10/25	4,450	4,303,995
3.25%, 08/12/26	3,885	3,721,675
5.13%, 01/11/33	400	424,172
Korea Development Bank (The) 0.40%, 06/19/24	1,925	1,833,447
0.80%, 04/27/26	1,700	1,518,423
1.38%, 04/25/27(b)	1,635	1,464,420
4.38%, 02/15/33	675	674,541
Korea International Bond 1.00%, 09/16/30	1,350	1,110,726
1.75%, 10/15/31(b)	2,785	2,380,702
2.00%, 06/19/24	1,310	1,274,434
2.50%, 06/19/29	3,725	3,454,826
2.75%, 01/19/27	3,065	2,945,802
3.50%, 09/20/28	1,745	1,711,199
3.88%, 09/20/48	1,173	1,078,679
4.13%, 06/10/44	2,296	2,222,413
5.63%, 11/03/25	100	102,449

		58,139,889

Supranational — 0.8%
African Development Bank 0.88%, 03/23/26	4,580	4,205,310
0.88%, 07/22/26	5,958	5,421,959
3.38%, 07/07/25	210	207,304
4.38%, 11/03/27	3,950	4,059,060
Asian Development Bank 0.38%, 06/11/24	3,860	3,685,991
0.38%, 09/03/25	3,770	3,471,906
0.50%, 02/04/26	5,595	5,108,011
0.63%, 10/08/24	13,645	12,933,140
0.63%, 04/29/25	14,060	13,117,136
0.75%, 10/08/30(b)	999	814,704
1.00%, 04/14/26	4,350	4,009,526
1.25%, 06/09/28	370	328,963
1.50%, 10/18/24	14,079	13,507,111
1.50%, 01/20/27	2,765	2,552,537
1.50%, 03/04/31	1,654	1,421,894
1.75%, 08/14/26	2,160	2,028,953

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.75%, 09/19/29	$8,725	$7,787,761
1.88%, 03/15/29	1,050	953,012
1.88%, 01/24/30	9,746	8,726,276
2.00%, 01/22/25	6,157	5,929,006
2.00%, 04/24/26	5,960	5,653,477
2.13%, 03/19/25(b)	540	520,333
2.38%, 08/10/27	1,340	1,272,370
2.50%, 11/02/27	6,092	5,800,315
2.63%, 01/12/27	5,844	5,620,818
2.75%, 01/19/28	7,765	7,467,989
2.88%, 05/06/25	1,475	1,438,479
3.13%, 08/20/27(b)	1,905	1,862,042
3.13%, 09/26/28(b)	794	774,349
3.13%, 04/27/32(b)	825	793,073
3.88%, 09/28/32	2,480	2,526,302
4.13%, 09/27/24	1,660	1,653,343
5.82%, 06/16/28	5,725	6,261,375
6.22%, 08/15/27	850	916,946
6.38%, 10/01/28	615	690,282
Asian Infrastructure Investment Bank (The) 0.50%, 10/30/24	8,745	8,245,573
0.50%, 05/28/25	11,260	10,431,377
0.50%, 01/27/26	1,740	1,580,581
2.25%, 05/16/24	7,020	6,849,835
3.38%, 06/29/25	720	707,026
Council of Europe Development Bank 0.38%, 06/10/24	120	114,560
0.88%, 09/22/26	25	22,672
3.00%, 06/16/25	515	502,846
European Bank for Reconstruction & Development 0.50%, 05/19/25	4,050	3,760,992
0.50%, 11/25/25	1,100	1,009,338
0.50%, 01/28/26	393	358,907
1.50%, 02/13/25	2,320	2,212,491
1.63%, 09/27/24	2,080	2,001,189
European Investment Bank 0.38%, 12/15/25	3,120	2,853,209
0.38%, 03/26/26	3,155	2,861,175
0.63%, 07/25/25	10,942	10,177,482
0.63%, 10/21/27	957	839,021
0.75%, 10/26/26	7,375	6,662,354
0.75%, 09/23/30	840	689,674
0.88%, 05/17/30	6,375	5,324,719
1.25%, 02/14/31	13,139	11,170,384
1.38%, 03/15/27	17,420	15,976,405
1.63%, 03/14/25(b)	18,883	18,029,677
1.63%, 10/09/29	4,145	3,689,050
1.63%, 05/13/31	145	126,411
1.75%, 03/15/29(b)	7,165	6,471,786
1.88%, 02/10/25	11,763	11,298,832
2.13%, 04/13/26	6,710	6,398,790
2.25%, 06/24/24	375	365,363
2.38%, 05/24/27	5,516	5,251,397
2.50%, 10/15/24(b)	6,300	6,139,287
2.75%, 08/15/25	925	901,764
3.25%, 11/15/27	150	147,699
4.88%, 02/15/36	7,321	8,151,714
Inter-American Development Bank 0.50%, 09/23/24	2,250	2,131,470
0.63%, 07/15/25	1,990	1,851,078

Security	Par (000)	Value

Supranational (continued)
0.63%, 09/16/27	$1,445	$1,269,591
0.88%, 04/03/25	8,135	7,642,670
0.88%, 04/20/26	13,670	12,543,592
1.13%, 07/20/28	9,595	8,448,877
1.13%, 01/13/31	5,605	4,678,494
1.50%, 01/13/27	235	217,020
1.75%, 03/14/25	15,074	14,415,115
2.00%, 06/02/26	7,518	7,111,427
2.00%, 07/23/26	4,823	4,558,555
2.13%, 01/15/25	12,216	11,794,059
2.25%, 06/18/29	8,919	8,242,583
2.38%, 07/07/27	4,574	4,343,653
3.13%, 09/18/28(b)	9,295	9,050,727
3.20%, 08/07/42	4,345	3,808,784
3.25%, 07/01/24	25	24,633
3.50%, 09/14/29	995	986,582
3.88%, 10/28/41	5,700	5,530,653
4.38%, 01/24/44(b)	3,235	3,348,290
7.00%, 06/15/25	10	10,556
International Bank for Reconstruction & Development 0.38%, 07/28/25	14,770	13,645,264
0.50%, 10/28/25	21,726	19,989,658
0.63%, 04/22/25	28,040	26,178,424
0.65%, 02/10/26 (Call 05/10/23)	29	26,168
0.75%, 03/11/25	13,022	12,229,221
0.75%, 11/24/27	6,070	5,334,013
0.75%, 08/26/30	5,568	4,545,381
0.88%, 07/15/26(b)	8,755	7,997,080
0.88%, 05/14/30	11,165	9,271,081
1.13%, 09/13/28	16,985	14,915,717
1.25%, 02/10/31(b)	13,370	11,278,665
1.38%, 04/20/28	18,680	16,779,870
1.50%, 08/28/24	2,990	2,877,546
1.63%, 01/15/25	12,324	11,801,216
1.63%, 11/03/31(b)	22,464	19,258,163
1.75%, 10/23/29	12,377	11,030,135
1.88%, 10/27/26	5,770	5,414,395
2.13%, 03/03/25	6,809	6,564,421
2.50%, 11/25/24	16,774	16,318,921
2.50%, 07/29/25	17,194	16,665,800
2.50%, 11/22/27	16,830	16,017,279
2.50%, 03/29/32	1,185	1,087,036
3.13%, 11/20/25	2,931	2,875,135
3.13%, 06/15/27	1,895	1,856,077
3.63%, 09/21/29	4,490	4,486,004
4.75%, 02/15/35(b)	722	783,298
International Finance Corp. 0.38%, 07/16/25	2,007	1,857,800
0.75%, 10/08/26	1,130	1,021,012
0.75%, 08/27/30	2,750	2,249,060
1.38%, 10/16/24	1,455	1,394,065
2.13%, 04/07/26	1,128	1,074,961
Nordic Investment Bank 0.38%, 09/11/25	80	73,628
2.25%, 05/21/24	1,475	1,439,659
2.63%, 04/04/25	2,382	2,314,875
3.38%, 09/08/27	200	197,432

		687,701,502

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Sweden — 0.0%
Svensk Exportkredit AB 0.38%, 07/30/24	$4,575	$4,339,342
0.50%, 08/26/25	5,395	4,963,022
0.63%, 05/14/25	7,410	6,879,370
2.25%, 03/22/27	413	388,563

		16,570,297

Uruguay — 0.1%
Uruguay Government International Bond 4.13%, 11/20/45(b)	1,988	1,850,780
4.38%, 10/27/27	9,985	10,089,044
4.38%, 01/23/31 (Call 10/23/30)	9,286	9,364,255
4.50%, 08/14/24(b)	3,434	3,448,568
4.98%, 04/20/55	7,886	7,914,469
5.10%, 06/18/50	11,437	11,713,432
5.75%, 10/28/34 (Call 07/28/34)	2,625	2,914,170
7.63%, 03/21/36	4,906	6,220,322

		53,515,040

Total Foreign Government and Agency Obligations — 2.1% (Cost: $2,026,712,031)		1,839,866,295

Municipal Debt Obligations

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, 2.65%, 09/01/37 (Call 09/01/31)	1,150	935,033

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	1,884,156

California — 0.2%
Bay Area Toll Authority RB 2.57%, 04/01/31	2,930	2,662,646
3.13%, 04/01/55 (Call 04/01/31)	470	346,823
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	5,814,088
Series S-1, 7.04%, 04/01/50	4,300	5,670,664
Series S-3, 6.91%, 10/01/50	1,300	1,710,840
California Earthquake Authority, 5.60%, 07/01/27	1,100	1,121,061
California Health Facilities Financing Authority 4.19%, 06/01/37 (Call 06/01/31)	325	307,387
4.35%, 06/01/41 (Call 06/01/31)	445	419,577
California State University RB
Class B, 2.72%, 11/01/52	910	631,493
2.94%, 11/01/52 (Call 11/01/31)	1,000	720,489
Class B, 2.98%, 11/01/51 (Call 05/01/51)	3,315	2,439,382
Series E, 2.90%, 11/01/51 (Call 11/01/30)	1,895	1,414,250
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	330	299,383
City of San Francisco CA Public Utilities Commission Water Revenue RB, 3.30%, 11/01/39 (Call 11/01/29)	1,670	1,418,536
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	2,769,995
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	5,104,705
Foothill-Eastern Transportation Corridor Agency RB 3.92%, 01/15/53 (Call 01/15/30)	1,025	845,712
Series A, 4.09%, 01/15/49 (Call 01/15/30)	2,040	1,717,641

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34 (Call 06/01/31)	$1,270	$1,036,940
Class B, 3.00%, 06/01/46	765	715,690
3.12%, 06/01/38 (Call 06/01/31) (SAP)	1,000	802,470
Class B, 3.29%, 06/01/42 (Call 06/01/31)	2,790	2,199,184
3.49%, 06/01/36 (Call 12/01/31)	230	187,932
3.71%, 06/01/41 (Call 12/01/31)	830	639,051
3.85%, 06/01/50 (Call 12/01/31)	1,320	1,207,261
4.21%, 06/01/50 (Call 12/01/31)	1,535	1,197,182
Los Angeles Community College District/CA GO 1.81%, 08/01/30	5,000	4,261,340
2.11%, 08/01/32 (Call 08/01/30)(b)	3,000	2,510,220
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	1,100	1,386,187
Los Angeles County Metropolitan Transportation
Authority RB BAB, Series A, 5.74%, 06/01/39	1,815	1,991,015
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,490,645
Los Angeles Department of Water & Power, RB
Series A, 5.72%, 07/01/39	2,100	2,345,941
Series A, 6.60%, 07/01/50	385	482,815
Series D, 6.57%, 07/01/45	2,970	3,621,107
Los Angeles Unified School District/CA GO BAB 5.75%, 07/01/34	4,760	5,230,426
5.76%, 07/01/29	2,170	2,280,553
Series RY, 6.76%, 07/01/34	3,025	3,518,417
Regents of the University of California Medical Center Pooled Revenue RB
Class A, 3.71%, 05/15/20 (Call 11/15/19)	2,600	1,793,041
4.13%, 05/15/32 (Call 02/15/32)	550	534,938
4.56%, 05/15/53	895	853,629
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(b)	1,835	1,342,526
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	2,575	3,112,287
Series F, 6.58%, 05/15/49	3,015	3,615,781
San Diego County Regional Transportation Commission RB, 3.25%, 04/01/48 (Call 04/01/30)	1,025	814,671
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	2,167,027
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	2,745,338
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50 (Call 01/15/32)	1,600	1,273,432
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	2,465	2,602,939
State of California, 5.20%, 03/01/43 (Call 03/01/33)	790	798,631
State of California GO 2.50%, 10/01/29	6,000	5,404,884
3.38%, 04/01/25	3,000	2,938,644
3.50%, 04/01/28	860	839,294
4.50%, 04/01/33 (Call 04/01/28)	2,750	2,775,567
4.60%, 04/01/38 (Call 04/01/28)	2,170	2,151,598
Series A, 3.05%, 04/01/29	1,110	1,041,745
State of California GO BAB 7.30%, 10/01/39	5,220	6,512,738
7.35%, 11/01/39	2,130	2,681,798
7.50%, 04/01/34	8,325	10,440,957
7.55%, 04/01/39	12,470	16,412,765

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
7.60%, 11/01/40	$6,825	$9,067,784
7.63%, 03/01/40	3,350	4,388,155
University of California RB
Series AD, 4.86%, 05/15/12	3,285	3,028,747
Series AQ, 4.77%, 05/15/15	835	761,605
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925	2,849,058
Series BD, 3.35%, 07/01/29	4,730	4,508,399
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	950	886,852
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	775	695,242
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	2,990	2,509,067
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	3,110	2,266,114
University of California RB BAB, 5.95%, 05/15/45	2,255	2,543,913

		178,878,214

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB
BAB, Series B, 5.84%, 11/01/50	700	809,204

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	3,805	4,171,574

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700	749,652
District of Columbia Water & Sewer Authority RB 3.21%, 10/01/48 (Call 10/01/29)	1,000	774,919
4.81%, 10/01/14	1,690	1,595,226
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,688,313

		4,808,110

Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	250	210,363
County of Miami-Dade FL Aviation Revenue RB,
Series C, 4.28%, 10/01/41 (Call 10/01/28)	985	918,499
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,300	983,116
County of Miami-Dade FL Water & Sewer System
Revenue RB, 3.49%, 10/01/42 (Call 10/01/29)	1,265	1,053,780
State Board of Administration Finance Corp. RB 1.26%, 07/01/25	4,385	4,096,349
1.71%, 07/01/27	3,000	2,688,321
2.15%, 07/01/30	4,902	4,190,141

		14,140,569

Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	1,330	1,078,262
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,789	4,308,786
Project M, Series 2010-A, 6.66%, 04/01/57	3,316	3,797,049
Project P, Series 2010-A, 7.06%, 04/01/57	313	324,966

		9,509,063

Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	436,517

Illinois — 0.1%
Chicago O’Hare International Airport RB
Series C, 4.47%, 01/01/49(b)	1,050	989,439
Series C, 4.57%, 01/01/54(b)	2,450	2,286,668

Security	Par (000)	Value

Illinois (continued)
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	$500	$585,543
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	3,430	3,971,995
Series B, 6.90%, 12/01/40	3,750	4,378,043
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	2,050,030
Sales Tax Securitization Corp. RB 3.24%, 01/01/42	5,125	4,103,854
3.82%, 01/01/48	135	110,936
State of Illinois GO 4.95%, 06/01/23	14	13,625
5.10%, 06/01/33	27,923	27,970,385
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,621	3,967,058

		50,427,576

Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	645	498,843

Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	433,705
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	506,418

		940,123

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth 5.05%, 12/01/34	1,705	1,741,885
5.08%, 06/01/31	1,660	1,684,931
5.20%, 12/01/39	3,975	4,149,690
Louisiana Local Government Environmental Facilities & Community Development Authority RB 3.62%, 02/01/29	1,571	1,537,066
4.15%, 02/01/33(b)	2,280	2,253,263
4.28%, 02/01/36	1,560	1,530,380
4.48%, 08/01/39	1,710	1,660,970
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	1,185	933,204

		15,491,389

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	2,500	1,954,307
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	1,500	1,648,301

		3,602,608

Massachusetts — 0.0%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	1,950	2,011,117
Commonwealth of Massachusetts GOL 2.51%, 07/01/41 (Call 07/01/30)	540	416,796
2.90%, 09/01/49	2,675	1,937,508
Series D, 2.66%, 09/01/39	1,964	1,625,554
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	3,700	4,034,069
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	2,900	2,826,842
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,567,956

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority RB 3.40%, 10/15/40 (Call 10/15/29)	$1,755	$1,488,463
Series B, 1.75%, 08/15/30	2,050	1,749,185
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,171,200
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	925	765,055

		19,593,745

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	1,685	1,371,196
Great Lakes Water Authority Water Supply System Revenue RB, 3.47%, 07/01/41 (Call 07/01/30)	575	485,756
Michigan Finance Authority RB 3.08%, 12/01/34	2,110	1,836,673
3.38%, 12/01/40	845	711,979
Michigan State Building Authority RB, 2.71%, 10/15/40 (Call 10/15/30)	1,250	970,609
Michigan State University RB, 4.17%, 08/15/22 (Call 02/15/22)	2,675	2,188,083
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	460	364,019
University of Michigan RB 3.50%, 04/01/52 (Call 10/01/51)(b)	614	517,127
3.50%, 04/01/52 (Call 10/01/51)	475	400,139
4.45%, 04/01/22 (Call 10/01/21)	1,580	1,432,279
Series B, 2.44%, 04/01/40 (Call 10/01/39)	2,862	2,157,052

		12,434,912

Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52 (Call 10/01/51)	924	855,005

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,044,876

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 08/15/27)	4,730	3,869,954

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB (The), Series A, Class A, 3.04%, 10/01/49(b)	1,000	795,734

Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	1,061,142

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	5,560	6,100,126
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	6,979	9,006,365
New Jersey Transportation Trust Fund Authority RB 4.08%, 06/15/39	1,200	1,073,110
4.13%, 06/15/42	345	305,066
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	2,650	3,086,375
Series C, 5.75%, 12/15/28	2,900	2,983,613

Security	Par (000)	Value

New Jersey (continued)
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	$4,230	$5,298,189
Rutgers The State University of New Jersey RB 3.27%, 05/01/43	1,000	821,306
Series P, 3.92%, 05/01/19 (Call 11/01/18)(b)	1,475	1,110,434
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	970,499

		30,755,083

New York — 0.1%
City of New York NY, 5.26%, 10/01/52	500	540,846
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37(b)	3,000	3,243,678
Series F1, 6.27%, 12/01/37	1,255	1,436,856
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49	3,880	3,669,293
Metropolitan Transportation Authority RB BAB 7.34%, 11/15/39	3,265	4,191,519
Series 2010-A, 6.67%, 11/15/39	50	54,239
Series A, 5.87%, 11/15/39	100	100,901
Series B, 6.65%, 11/15/39	220	234,878
Series E, 6.81%, 11/15/40	1,630	1,767,955
New York City Municipal Water Finance Authority RB 5.44%, 06/15/43	1,385	1,513,547
5.72%, 06/15/42(b)	3,145	3,553,300
5.88%, 06/15/44	3,200	3,683,821
6.01%, 06/15/42	1,860	2,168,230
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB 5.51%, 08/01/37	2,235	2,371,250
5.57%, 11/01/38	2,100	2,240,122
Series C-2, 5.77%, 08/01/36	1,910	2,046,374
New York State Dormitory Authority RB 3.19%, 02/15/43	450	372,363
Series B, 3.14%, 07/01/43	275	229,315
Series F, 3.11%, 02/15/39	2,350	1,957,155
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	2,325	2,518,491
Series F, 5.63%, 03/15/39	2,165	2,317,104
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	2,000	1,718,992
Series M, 3.50%, 01/01/42 (Call 01/01/30)	1,005	848,915
New York State Urban Development Corp. RB,
Series B, 3.90%, 03/15/33 (Call 09/15/28)	290	274,382
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	1,260	1,340,208
Port Authority of New York & New Jersey RB 3.14%, 02/15/51 (Call 08/15/31)	1,145	876,135
3.29%, 08/01/69	1,300	951,534
4.03%, 09/01/48(b)	1,440	1,302,588
Series 164, 5.65%, 11/01/40	2,255	2,473,525
Series 165, 5.65%, 11/01/40	1,795	1,998,402
Series 168, 4.93%, 10/01/51	2,500	2,566,467
Series 174, 4.46%, 10/01/62	6,585	6,254,775
Series 181, 4.96%, 08/01/46	2,000	2,054,764
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	1,002,593
Series 192, 4.81%, 10/15/65	4,235	4,270,549
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	675	494,004
Series AAA, 1.09%, 07/01/23	2,255	2,239,294

		70,878,364

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	$1,100	$806,701

Ohio — 0.0%
American Municipal Power Inc. RB BAB 5.94%, 02/15/47	1,300	1,440,478
Series B, 8.08%, 02/15/50	4,075	5,685,012
JobsOhio Beverage System RB 2.83%, 01/01/38(b)	1,950	1,615,150
4.43%, 01/01/33	310	310,805
Series B, 4.53%, 01/01/35	2,400	2,409,043
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	3,750	3,245,198
Series A, 4.05%, 12/01/56	500	436,339
Series A, 4.80%, 06/01/11	350	319,903
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40(b)	1,905	1,957,965
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)(b)	1,775	1,339,862
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	1,115	1,129,196

		19,888,951

Oklahoma — 0.0%
Oklahoma Development Finance Authority RB 3.88%, 05/01/37	250	244,657
4.38%, 11/01/45	715	686,826
4.62%, 06/01/44	1,655	1,635,144
4.71%, 05/01/52	520	513,189
5.09%, 02/01/52	680	706,178

		3,785,994

Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	50	51,913
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,048,376
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	1,100	834,504
State of Oregon Department of Transportation RB BAB,
Series 2010-A, 5.83%, 11/15/34	2,085	2,322,917
State of Oregon GO, 5.89%, 06/01/27	8,020	8,349,438

		12,607,148

Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	1,030	752,694
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42(b)	1,130	868,416
Series A, 4.14%, 06/01/38	50	46,322
Pennsylvania State University (The) RB 2.79%, 09/01/43	1,750	1,369,169
2.84%, 09/01/50	975	705,357
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	1,093,616
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	2,000	1,387,498

		6,223,072

South Carolina — 0.0%
South Carolina Public Service Authority, Series C, 6.45%, 01/01/50	1,000	1,149,478

Security	Par (000)	Value

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	$1,000	$973,700

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB 2.91%, 02/01/48 (Call 02/01/31)	480	372,617
5.81%, 02/01/41	1,875	2,091,697
Series C, 5.99%, 02/01/39	1,000	1,127,314
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)	1,895	1,341,774
Dallas Area Rapid Transit RB BAB 5.02%, 12/01/48(b)	3,250	3,335,972
Series B, 6.00%, 12/01/44	400	462,157
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	808,728
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,374,248
Dallas Fort Worth International Airport RB 2.84%, 11/01/46 (Call 11/01/31)	220	162,430
Class A, 2.99%, 11/01/38	1,200	1,008,193
4.51%, 11/01/51 (Call 11/01/32)(b)	1,330	1,267,082
Series A, Class A, 3.14%, 11/01/45	1,405	1,102,689
Series C, Class C, 2.92%, 11/01/50	2,670	1,968,588
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	340	275,017
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 05/30/23) (PSF)	400	401,565
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	4,805	3,612,197
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	5,290,879
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	1,727,946
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)(b)	1,625	1,333,992
State of Texas GO BAB 5.52%, 04/01/39	2,300	2,539,538
Series A, 4.63%, 04/01/33	1,255	1,280,047
Series A, 4.68%, 04/01/40	2,250	2,287,296
Texas Natural Gas Securitization Finance Corp. 5.10%, 04/01/35	3,440	3,594,043
5.17%, 04/01/41	2,440	2,641,126
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	3,350	2,835,678
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	2,505	1,783,628
Texas Transportation Commission State Highway Fund RB 4.00%, 10/01/33	2,725	2,624,802
First Class, 5.18%, 04/01/30	5,115	5,311,902
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	765	514,134
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	2,400	2,482,699

		56,959,978

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 0.0%
University of Virginia RB 2.26%, 09/01/50 (Call 03/01/50)(b)	$2,790	$1,835,092
2.58%, 11/01/51 (Call 05/01/51)	1,000	703,302
Series A, 3.23%, 09/01/19 (Call 03/01/19)	790	510,062
Series C, 4.18%, 09/01/17 (Call 03/01/17)	840	700,308

		3,748,764

Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	1,200	1,301,747
State of Washington GO BAB, Series F, 5.14%, 08/01/40	2,165	2,280,370

		3,582,117

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	220	225,242
Series C, 3.15%, 05/01/27	2,580	2,480,755

		2,705,997

Total Municipal Debt Obligations — 0.6% (Cost: $600,202,743)		540,253,694

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 27.1%
Federal Home Loan Mortgage Corp. 2.50%, 10/01/27	93	88,991
2.50%, 02/01/28	1,205	1,154,349
2.50%, 01/01/30	9,731	9,248,453
2.50%, 03/01/31	92	87,009
2.50%, 08/01/31	3,261	3,086,576
2.50%, 10/01/31	6,731	6,371,056
2.50%, 11/01/31	40	37,605
2.50%, 12/01/31	10,119	9,577,186
2.50%, 02/01/32	12,576	11,903,400
2.50%, 08/01/32	146	137,261
2.50%, 01/01/33	11,108	10,416,422
2.50%, 02/01/33	28	25,866
2.50%, 04/01/33	1,291	1,205,262
3.00%, 11/01/26	205	198,001
3.00%, 01/01/27	95	92,572
3.00%, 02/01/27	233	226,093
3.00%, 04/01/27	149	145,004
3.00%, 05/01/27	1,342	1,300,235
3.00%, 06/01/27	1,263	1,222,940
3.00%, 07/01/27	52	50,244
3.00%, 08/01/27	162	156,924
3.00%, 09/01/27	730	706,048
3.00%, 11/01/27	292	282,811
3.00%, 12/01/27	154	148,911
3.00%, 01/01/28	45	43,537
3.00%, 11/01/28	152	147,023
3.00%, 01/01/29	183	176,947
3.00%, 03/01/29	554	537,794
3.00%, 05/01/29	23,175	22,470,893
3.00%, 05/01/30	3,728	3,588,261
3.00%, 06/01/30	2,128	2,063,114
3.00%, 07/01/30	4,404	4,239,971
3.00%, 12/01/30	10,606	10,209,510
3.00%, 02/01/31	3,202	3,082,363

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/31	$6,714	$6,462,016
3.00%, 06/01/31	4,936	4,751,195
3.00%, 08/01/31	40	38,979
3.00%, 12/01/31	29	27,451
3.00%, 02/01/32	98	94,291
3.00%, 07/01/32	7,555	7,269,333
3.00%, 09/01/32	10	9,308
3.00%, 02/01/33	18	17,261
3.00%, 05/01/33	1,726	1,651,237
3.00%, 06/01/42	466	431,309
3.00%, 10/01/42	189	174,605
3.00%, 01/01/43	491	454,055
3.00%, 02/01/43	12,785	11,821,010
3.00%, 12/01/44	35	31,954
3.00%, 04/01/45	286	262,229
3.00%, 08/01/45	187	171,609
3.00%, 12/01/45	14	13,107
3.00%, 01/01/46	1,035	949,716
3.00%, 02/01/46	123	112,810
3.00%, 07/01/46	2,324	2,131,329
3.00%, 08/01/46	42,860	39,302,574
3.00%, 09/01/46	17,103	15,756,363
3.00%, 10/01/46	33,655	30,873,810
3.00%, 11/01/46	24,847	22,784,663
3.00%, 12/01/46	57,309	52,552,076
3.00%, 01/01/47	13,403	12,289,966
3.00%, 02/01/47	28,732	26,347,796
3.00%, 03/01/47	144	131,646
3.00%, 04/01/47	372	340,841
3.00%, 05/01/47	22,880	20,993,357
3.00%, 06/01/47	22,682	20,799,692
3.00%, 08/01/47	3,002	2,752,376
3.00%, 09/01/47	656	601,859
3.00%, 10/01/47	7,442	6,824,231
3.00%, 11/01/47	14	12,444
3.00%, 01/01/48	14	13,297
3.00%, 11/01/48	1,123	1,018,105
3.00%, 03/01/49	185	167,743
3.00%, 05/01/49	225	206,094
3.00%, 06/01/49	175	158,378
3.50%, 11/01/25	588	575,771
3.50%, 03/01/26	628	614,997
3.50%, 06/01/26	149	145,450
3.50%, 03/01/32	679	660,856
3.50%, 05/01/32	1,977	1,933,908
3.50%, 09/01/32	1,642	1,597,201
3.50%, 06/01/33	119	115,301
3.50%, 07/01/33	6,022	5,880,139
3.50%, 11/01/33	17	16,573
3.50%, 06/01/34	5,190	5,054,935
3.50%, 03/01/38	3,557	3,431,382
3.50%, 06/01/38	954	911,479
3.50%, 09/01/38	619	591,147
3.50%, 02/01/42	54	51,488
3.50%, 05/01/42	6	5,514
3.50%, 09/01/42	8	8,087
3.50%, 10/01/42	7,288	6,938,639
3.50%, 11/01/42	558	531,376
3.50%, 01/01/43	11	10,438
3.50%, 04/01/43	3,947	3,756,762

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/43	$792	$756,765
3.50%, 07/01/43	1,317	1,253,209
3.50%, 08/01/43	4,718	4,490,573
3.50%, 10/01/43	1,034	987,776
3.50%, 01/01/44	12,300	11,718,448
3.50%, 02/01/44	6,669	6,370,577
3.50%, 09/01/44	5,158	4,912,936
3.50%, 10/01/44	7,278	6,894,120
3.50%, 11/01/44	86	81,833
3.50%, 12/01/45	9,337	8,840,600
3.50%, 01/01/46	248	235,171
3.50%, 03/01/46	26,236	24,920,177
3.50%, 05/01/46	3,432	3,255,601
3.50%, 06/01/46	100	93,905
3.50%, 07/01/46	4,577	4,334,877
3.50%, 08/01/46	3,123	2,950,541
3.50%, 09/01/46	5,140	4,873,571
3.50%, 10/01/46	1,247	1,176,458
3.50%, 11/01/46	642	606,255
3.50%, 12/01/46	3,785	3,579,499
3.50%, 01/01/47	2,018	1,903,401
3.50%, 02/01/47	5,103	4,819,982
3.50%, 03/01/47	3,346	3,157,232
3.50%, 04/01/47	7,558	7,127,997
3.50%, 05/01/47	1,548	1,468,757
3.50%, 07/01/47	6,631	6,251,736
3.50%, 08/01/47	18,549	17,626,727
3.50%, 09/01/47	24,001	22,682,994
3.50%, 12/01/47	4,178	3,938,897
3.50%, 01/01/48	19,225	18,317,381
3.50%, 02/01/48	20,297	19,047,009
3.50%, 03/01/48	8,405	7,924,297
3.50%, 04/01/48	1,920	1,831,200
3.50%, 05/01/48	9,487	8,940,389
3.50%, 04/01/49	1,320	1,252,111
3.50%, 05/01/49	4,024	3,793,270
3.50%, 06/01/49	1,743	1,653,592
3.58%, 05/01/42, (12-mo. LIBOR US + 1.804%)(a)	323	324,834
3.97%, 08/01/41, (12-mo. LIBOR US + 1.732%)(a)	166	166,439
4.00%, 05/01/25	61	59,903
4.00%, 10/01/25	361	355,209
4.00%, 02/01/26	248	243,479
4.00%, 05/01/26	448	440,710
4.00%, 12/01/32	1,219	1,202,495
4.00%, 05/01/33	2,061	2,032,137
4.00%, 12/01/38, (12-mo. LIBOR US + 1.760%)(a)	500	498,282
4.00%, 09/01/41	2,846	2,788,000
4.00%, 02/01/42	2,286	2,238,037
4.00%, 03/01/42	491	479,943
4.00%, 06/01/42	3,315	3,243,682
4.00%, 08/01/42	1,437	1,405,458
4.00%, 07/01/44	3,902	3,817,590
4.00%, 01/01/45	1,022	998,600
4.00%, 02/01/45	1,369	1,346,563
4.00%, 06/01/45	2,050	2,000,848
4.00%, 08/01/45	3,609	3,522,359
4.00%, 09/01/45	5,968	5,824,246
4.00%, 01/01/46	1,654	1,614,305
4.00%, 02/01/46	149	144,766
4.00%, 03/01/46	329	320,451

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/01/46	$3,499	$3,406,037
4.00%, 06/01/46	95	91,029
4.00%, 07/01/46	2,877	2,810,510
4.00%, 08/01/46	89	86,904
4.00%, 10/01/46	2,781	2,714,011
4.00%, 11/01/46	8,223	8,004,509
4.00%, 02/01/47	3,387	3,298,397
4.00%, 08/01/47	244	236,959
4.00%, 10/01/47	746	724,386
4.00%, 11/01/47	1,418	1,377,694
4.00%, 01/01/48	5,582	5,423,176
4.00%, 02/01/48	8,145	7,936,244
4.00%, 04/01/48	168	163,001
4.00%, 06/01/48	15,003	14,672,882
4.00%, 07/01/48	13,977	13,555,127
4.00%, 08/01/48	1,808	1,752,970
4.00%, 09/01/48	3,589	3,480,819
4.00%, 10/01/48	1,887	1,835,298
4.00%, 12/01/48	9,476	9,248,774
4.00%, 01/01/49	1,532	1,486,311
4.03%, 11/01/40, (12-mo. LIBOR US + 1.775%)(a)	13	12,389
4.13%, 09/01/41, (12-mo. LIBOR US + 1.880%)(a)	215	213,974
4.15%, 11/01/40, (12-mo. LIBOR US + 1.900%)(a)	185	183,391
4.15%, 01/01/42, (12-mo. LIBOR US + 1.900%)(a)	55	54,802
4.16%, 11/01/40, (12-mo. LIBOR US + 1.910%)(a)	334	333,805
4.18%, 11/01/41, (12-mo. LIBOR US + 1.892%)(a)	235	235,205
4.50%, 07/01/24	46	45,976
4.50%, 08/01/24	12	11,645
4.50%, 09/01/24	39	38,397
4.50%, 10/01/24	34	33,961
4.50%, 08/01/30	1,123	1,123,970
4.50%, 03/01/39	990	995,989
4.50%, 05/01/39	1,141	1,148,574
4.50%, 10/01/39	706	708,017
4.50%, 01/01/40	204	204,939
4.50%, 02/01/41	1,450	1,453,556
4.50%, 04/01/41	46	46,158
4.50%, 05/01/41	3,737	3,780,611
4.50%, 05/01/42	3,680	3,689,017
4.50%, 01/01/45	2,642	2,656,681
4.50%, 11/01/45	171	170,613
4.50%, 12/01/45	138	138,761
4.50%, 01/01/46	4,058	4,060,393
4.50%, 03/01/46	195	195,894
4.50%, 04/01/46	578	577,137
4.50%, 05/01/46	422	421,767
4.50%, 07/01/46	108	107,724
4.50%, 08/01/46	304	303,264
4.50%, 09/01/46	2,529	2,546,955
4.50%, 05/01/47	2,199	2,191,415
4.50%, 06/01/47	1,179	1,175,878
4.50%, 11/01/47	146	145,266
4.50%, 05/01/48	7,126	7,078,063
4.50%, 06/01/48	5,628	5,594,385
4.50%, 07/01/48	4,138	4,112,558
4.50%, 09/01/48	190	188,276
4.50%, 10/01/48	7,506	7,513,107
4.50%, 11/01/48	34	34,034
4.50%, 12/01/48	6,990	6,943,864
4.50%, 01/01/49	1,502	1,491,929

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 05/01/49	$14	$13,884
5.00%, 08/01/25	330	327,152
5.00%, 04/01/33	2,821	2,867,162
5.00%, 06/01/33	338	343,879
5.00%, 12/01/33	664	674,955
5.00%, 07/01/35	1,237	1,260,636
5.00%, 01/01/36	580	592,146
5.00%, 01/01/37	69	70,504
5.00%, 02/01/37	69	70,701
5.00%, 02/01/38	364	371,590
5.00%, 03/01/38	2,469	2,529,705
5.00%, 12/01/38	309	316,880
5.00%, 03/01/40	84	86,579
5.00%, 08/01/40	348	357,285
5.00%, 09/01/40	1,562	1,601,718
5.00%, 08/01/41	422	432,398
5.00%, 09/01/47	550	555,403
5.00%, 03/01/48	265	267,935
5.00%, 04/01/48	4,563	4,606,650
5.00%, 05/01/48	1,441	1,454,530
5.00%, 07/01/48	937	946,232
5.00%, 10/01/48	646	652,301
5.00%, 11/01/48	1,006	1,017,116
5.00%, 04/01/49	458	461,759
5.00%, 06/01/49	873	880,717
5.50%, 02/01/34	1,147	1,184,917
5.50%, 05/01/35	969	1,005,819
5.50%, 06/01/35	519	538,831
5.50%, 05/01/36	642	669,743
5.50%, 07/01/36	1,143	1,192,992
5.50%, 03/01/38	1,073	1,122,017
5.50%, 04/01/38	224	234,035
5.50%, 01/01/39	556	575,653
5.50%, 11/01/39	563	588,111
6.00%, 10/01/36	630	663,010
6.00%, 02/01/37	506	537,403
6.00%, 11/01/37	1,770	1,881,086
6.00%, 09/01/38	27	28,514
Federal National Mortgage Association 3.00%, 02/01/47	9,510	8,780,739
3.00%, 03/01/47	7,427	6,623,968
3.50%, 11/01/51	5,980	5,677,562
4.00%, 08/01/41, (12-mo. LIBOR US + 1.750%)(a)	205	206,825
4.00%, 02/01/47	10,050	9,821,416
4.00%, 01/01/57	6,644	6,483,777
4.00%, 02/01/57	7,521	7,339,579
4.07%, 10/01/41, (12-mo. LIBOR US + 1.815%)(a)	338	340,483
4.17%, 04/01/44, (12-mo. LIBOR US + 1.590%)(a)	243	239,523
4.24%, 02/01/42, (12-mo. LIBOR US + 1.805%)(a)	100	99,165
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	3,120	3,005,086
Series 2016-M6, Class A2, 2.49%, 05/25/26	8,760	8,329,312
Series 2017, Class A2, 3.06%, 09/25/27(a)	1,764	1,688,440
Series 2017-M4, Class A2, 2.64%, 12/25/26(a)	21,213	20,088,807
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	14,760	14,146,230
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	8,803	8,455,849
Series 2018-M10, Class A2, 3.47%, 07/25/28(a)	3,000	2,906,949
Series 2018-M12, Class A2, 3.76%, 08/25/30(a)	12,300	11,932,958
Series 2018-M13, Class A2, 3.87%, 09/25/30(a)	7,914	7,743,374
Series 2018-M2, Class A2, 3.00%, 01/25/28(a)	8,873	8,452,178
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	5,198	5,080,128

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-M22, Class A2, 2.52%, 08/25/29	$22,386	$20,421,391
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	17,050	14,039,496
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	16,957,810
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	29,670	24,305,555
Freddie Mac Multifamily Structured Pass Through Certificates
Series K036, Class A2, 3.53%, 10/25/23 (Call 11/25/23)(a)	8,347	8,269,077
Series K046, Class A2, 3.21%, 03/25/25 (Call 04/25/25)	5,000	4,870,140
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	14,000	13,655,136
Series K052, Class A2, 3.15%, 11/25/25 (Call 01/25/26)	19,250	18,685,021
Series K053, Class A2, 3.00%, 12/25/25 (Call 01/25/26)	15,000	14,496,593
Series K059, Class A2, 3.12%, 09/25/26 (Call 10/25/26)(a)	14,300	13,806,522
Series K063, Class A2, 3.43%, 01/25/27 (Call 02/25/27)(a)	20,000	19,469,137
Series K066, Class A2, 3.12%, 06/25/27 (Call 07/25/27)	18,250	17,529,886
Series K067, Class A1, 2.90%, 03/25/27 (Call 09/25/27)	9,051	8,794,557
Series K069, Class A2, 3.19%, 09/25/27 (Call 10/25/27)(a)	3,150	3,029,702
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	10,000	9,710,604
Series K074, Class A2, 3.60%, 01/25/28 (Call 07/25/28)	10,000	9,771,243
Series K076, Class A2, 3.90%, 04/25/28 (Call 05/25/28)	8,000	7,920,368
Series K081, Class A2, 3.90%, 08/25/28 (Call 12/25/28)(a)	19,091	18,896,369
Series K085, Class A2, 4.06%, 10/25/28 (Call 11/25/28)(a)	20,000	19,852,887
Series K089, Class A2, 3.56%, 01/25/29 (Call 04/25/29)	10,000	9,713,561
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	10,000	9,172,030
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	31,000	28,152,014
Series K105, Class A2, 1.87%, 01/25/30 (Call 06/25/30)	4,775	4,139,526
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	2,000	1,690,001
Series K110, Class A2, 1.48%, 04/25/30 (Call 05/25/30)	13,200	11,100,983
Series K111, Class A2, 1.35%, 05/25/30 (Call 07/25/30)	5,000	4,151,298
Series K117, Class A2, 1.41%, 08/25/30 (Call 10/25/30)	15,000	12,400,200
Series K126, Class A2, 2.07%, 01/25/31 (Call 05/25/31)	17,440	15,023,824
Series K135, CLASS A2, 2.15%, 10/25/31 (Call 11/25/31)(a)	4,670	3,994,592
Series K1510, Class A3, 3.79%, 01/25/34 (Call 01/25/34)	20,000	19,190,858
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	10,960	10,092,248

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 10/25/34)	$16,190	$14,406,167
Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	15,500	13,372,741
Series K729, Class A1, 2.95%, 02/25/24 (Call 11/25/24)	1,093	1,092,677
Series K733, Class A2, 3.75%, 08/25/25 (Call 01/25/26)	14,963	14,698,541
Series K734, Class A2, 3.21%, 02/25/26 (Call 07/25/26)	5,700	5,527,803
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	25,490	22,757,190
Government National Mortgage Association 1.50%, 10/20/51	4,551	3,664,574
2.00%, 07/20/50	5,572	4,792,672
2.00%, 08/20/50	73,971	63,602,864
2.00%, 09/20/50	2,124	1,825,918
2.00%, 10/20/50	8,101	6,961,718
2.00%, 11/20/50	44,328	38,082,357
2.00%, 12/20/50	80,303	68,967,700
2.00%, 02/20/51	180,766	155,346,737
2.00%, 06/20/51	7,325	6,279,188
2.00%, 08/20/51	132,226	113,284,977
2.00%, 10/20/51	92,762	79,427,832
2.00%, 11/20/51	67,320	57,626,393
2.00%, 12/20/51	240,451	205,769,060
2.00%, 01/20/52	84,366	72,266,400
2.00%, 03/20/52	89,131	76,233,284
2.00%, 04/20/52	45,336	38,776,084
2.00%, 06/20/52	7,651	6,543,811
2.00%, 05/18/53	167,468	143,397,746
2.50%, 02/15/28	70	68,258
2.50%, 10/20/31	77	72,801
2.50%, 05/20/45	3,189	2,866,752
2.50%, 11/20/46	449	404,197
2.50%, 12/20/46	13,837	12,444,221
2.50%, 01/20/47	6,374	5,732,886
2.50%, 06/20/50	16,436	14,549,175
2.50%, 08/20/50	17,826	15,779,112
2.50%, 09/20/50	38,503	34,082,722
2.50%, 01/20/51	84,904	75,440,805
2.50%, 02/20/51	67,855	60,217,681
2.50%, 05/20/51	291,801	258,686,965
2.50%, 06/20/51	9,033	8,004,900
2.50%, 07/20/51	242,314	214,665,824
2.50%, 08/20/51	120,784	106,964,737
2.50%, 09/20/51	4,873	4,313,837
2.50%, 10/20/51	4,398	3,892,019
2.50%, 11/20/51	36,009	31,855,830
2.50%, 12/20/51	102,186	90,400,591
2.50%, 03/20/52	112,940	99,889,918
2.50%, 04/20/52	41,701	36,875,969
2.50%, 05/20/52	28,574	25,270,160
2.50%, 07/20/52	9,476	8,400,449
2.50%, 08/20/52	18,953	16,801,821
2.50%, 05/18/53(h)	67,347	59,501,253
3.00%, 08/20/42	4,958	4,634,231
3.00%, 09/15/42	9	8,768
3.00%, 10/15/42	32	30,025
3.00%, 03/15/43	173	159,657

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 06/15/43	$29	$27,139
3.00%, 07/15/43	68	62,817
3.00%, 09/20/43	5,688	5,306,148
3.00%, 11/15/43	514	477,278
3.00%, 01/15/44	4,742	4,404,541
3.00%, 08/20/44	14,995	13,987,692
3.00%, 10/15/44	113	103,099
3.00%, 03/20/45	4,780	4,443,866
3.00%, 05/20/45	19,697	18,312,913
3.00%, 06/20/45	6,449	5,995,839
3.00%, 07/20/45	12,956	12,045,401
3.00%, 10/20/45	4,397	4,087,699
3.00%, 11/20/45	2,796	2,599,002
3.00%, 12/20/45	5,125	4,764,805
3.00%, 02/20/46	15,360	14,280,263
3.00%, 04/20/46	7,041	6,535,217
3.00%, 05/20/46	11,637	10,818,401
3.00%, 06/20/46	13,863	12,883,988
3.00%, 07/20/46	19,436	18,038,885
3.00%, 08/20/46	34,005	31,560,715
3.00%, 09/20/46	25,593	23,753,979
3.00%, 11/20/46	6,908	6,411,930
3.00%, 12/15/46	7,989	7,371,247
3.00%, 12/20/46	39,764	36,906,210
3.00%, 01/20/47	2,096	1,945,167
3.00%, 02/15/47	11,909	10,980,018
3.00%, 02/20/47	12,680	11,768,704
3.00%, 03/20/47	11,692	10,852,015
3.00%, 04/20/47	256	237,533
3.00%, 06/20/47	5,640	5,226,276
3.00%, 09/20/47	334	309,211
3.00%, 10/20/47	6,835	6,333,778
3.00%, 11/20/47	124	115,310
3.00%, 02/20/48	5,323	4,902,703
3.00%, 03/20/48	19	18,066
3.00%, 07/20/49	8,031	7,416,459
3.00%, 09/20/49	28,571	26,377,206
3.00%, 10/15/49	10,328	9,494,161
3.00%, 10/20/49	15,104	13,927,298
3.00%, 11/20/49	168	155,082
3.00%, 12/20/49	89,472	82,450,975
3.00%, 01/20/50	47,504	43,763,580
3.00%, 02/20/50	59,933	55,248,570
3.00%, 07/20/50	1,885	1,736,735
3.00%, 08/20/50	27,943	25,712,795
3.00%, 09/20/50	1,126	1,036,236
3.00%, 06/20/51	720	660,284
3.00%, 08/20/51	78,368	71,872,783
3.00%, 09/20/51	26,043	23,877,726
3.00%, 10/20/51	30,045	27,537,823
3.00%, 11/20/51	50,933	46,668,944
3.00%, 12/20/51	45,734	41,892,283
3.00%, 01/20/52(h)	90,857	82,907,013
3.00%, 02/20/52	23,405	21,389,622
3.00%, 05/20/52	9,681	8,837,766
3.00%, 07/20/52	28,801	26,294,195
3.00%, 08/20/52	14,350	13,103,921
3.00%, 09/20/52	19,583	17,903,434
3.50%, 11/20/40	62	59,411
3.50%, 12/20/40	45	43,045

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/20/41	$92	$88,302
3.50%, 09/15/41	160	153,002
3.50%, 10/15/41	215	206,369
3.50%, 12/15/41	1,664	1,594,038
3.50%, 04/15/42	106	101,157
3.50%, 08/20/42	8,769	8,423,660
3.50%, 09/15/42	356	338,506
3.50%, 09/20/42	10,548	10,132,811
3.50%, 10/15/42	319	302,133
3.50%, 10/20/42	28,122	27,041,943
3.50%, 11/15/42	449	429,987
3.50%, 11/20/42	24,567	23,600,367
3.50%, 12/15/42	638	608,694
3.50%, 12/20/42	8,700	8,357,852
3.50%, 02/15/43	346	332,034
3.50%, 02/20/43	167	159,523
3.50%, 03/15/43	438	418,401
3.50%, 03/20/43	749	716,212
3.50%, 04/15/43	24	22,662
3.50%, 04/20/43	186	178,990
3.50%, 05/15/43	704	675,590
3.50%, 06/15/43	10,190	9,767,545
3.50%, 08/20/43	136	130,285
3.50%, 09/20/43	67	64,185
3.50%, 10/20/43	183	175,325
3.50%, 01/15/44	150	141,941
3.50%, 01/20/44	5,623	5,399,225
3.50%, 02/20/44	1,834	1,761,356
3.50%, 03/20/44	172	165,325
3.50%, 07/20/44	31	29,785
3.50%, 08/15/44	27	25,244
3.50%, 08/20/44	5,997	5,750,957
3.50%, 09/15/44	69	66,537
3.50%, 09/20/44	10,766	10,326,942
3.50%, 10/15/44	147	140,524
3.50%, 10/20/44	1,640	1,561,441
3.50%, 11/20/44	14	13,181
3.50%, 12/20/44	1,008	966,693
3.50%, 01/15/45	61	58,360
3.50%, 01/20/45	150	143,099
3.50%, 03/15/45	119	114,021
3.50%, 04/20/45	10,290	9,838,734
3.50%, 05/20/45	3,915	3,742,652
3.50%, 06/15/45	42	40,279
3.50%, 06/20/45	5,842	5,585,495
3.50%, 07/20/45	234	222,526
3.50%, 08/20/45	482	460,853
3.50%, 09/20/45	15,041	14,279,191
3.50%, 10/20/45	1,472	1,407,567
3.50%, 11/20/45	10,683	10,214,108
3.50%, 12/20/45	5,961	5,699,764
3.50%, 03/20/46	21,986	21,021,785
3.50%, 04/20/46	9,657	9,200,653
3.50%, 06/20/46	42,645	40,628,739
3.50%, 07/20/46	311	294,565
3.50%, 08/15/46	47	45,044
3.50%, 11/20/46	435	414,717
3.50%, 12/20/46	12,397	11,810,498
3.50%, 01/15/47	51	48,211
3.50%, 01/20/47	2,911	2,773,017

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/20/47	$50,048	$47,681,648
3.50%, 03/20/47	18,490	17,602,615
3.50%, 04/20/47	16,469	15,644,161
3.50%, 06/20/47	3,680	3,507,180
3.50%, 07/20/47	463	440,671
3.50%, 08/20/47	24,536	23,310,720
3.50%, 09/15/47	57	54,310
3.50%, 09/20/47	7,643	7,275,834
3.50%, 10/20/47	14,241	13,603,401
3.50%, 11/15/47	21	19,949
3.50%, 11/20/47	20,991	19,983,482
3.50%, 12/15/47	5	5,125
3.50%, 12/20/47	9,963	9,491,959
3.50%, 01/20/48	10,161	9,673,030
3.50%, 02/20/48	3,431	3,265,781
3.50%, 04/20/48	33,821	32,072,808
3.50%, 05/15/48	349	330,253
3.50%, 05/20/48	23,199	22,085,887
3.50%, 08/20/48	4,467	4,250,126
3.50%, 09/20/48	2,077	1,977,553
3.50%, 11/20/48	3,585	3,410,749
3.50%, 01/20/49	2,191	2,085,598
3.50%, 06/20/49	725	689,035
3.50%, 09/20/49	5,791	5,498,729
3.50%, 10/20/49	7,430	7,055,141
3.50%, 01/20/50	29,292	27,806,726
3.50%, 03/20/50	8,291	7,870,810
3.50%, 08/20/50	6,781	6,402,834
3.50%, 10/20/51	2,671	2,516,819
3.50%, 01/20/52	10,556	9,945,949
3.50%, 02/20/52	19,566	18,436,060
3.50%, 03/20/52(h)	150,726	141,482,583
3.50%, 09/20/52	9,850	9,241,321
4.00%, 06/15/39	6	6,308
4.00%, 09/20/40	2,301	2,276,673
4.00%, 01/15/41	1	1,414
4.00%, 01/20/41	744	736,529
4.00%, 02/15/41	1,774	1,745,417
4.00%, 05/20/41	15	14,392
4.00%, 07/15/41	843	828,224
4.00%, 09/15/41	19	18,209
4.00%, 09/20/41	993	978,868
4.00%, 10/15/41	331	325,648
4.00%, 11/15/41	203	199,673
4.00%, 12/15/41	753	740,904
4.00%, 12/20/41	3,308	3,260,663
4.00%, 01/15/42	67	64,268
4.00%, 01/20/42	1,438	1,417,795
4.00%, 02/15/42	342	336,727
4.00%, 03/15/42	1,801	1,770,997
4.00%, 04/15/42	510	501,576
4.00%, 09/20/42	700	674,332
4.00%, 08/15/43	14	13,625
4.00%, 10/20/43	3,567	3,506,633
4.00%, 03/15/44	126	121,285
4.00%, 04/15/44	30	29,109
4.00%, 06/15/44	171	163,854
4.00%, 08/15/44	9	9,111
4.00%, 08/20/44	254	248,937
4.00%, 09/15/44	2	2,028

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/15/44	$10	$9,865
4.00%, 10/20/44	4,774	4,687,655
4.00%, 12/20/44	314	308,027
4.00%, 01/20/45	7,499	7,363,271
4.00%, 08/20/45	4,177	4,091,095
4.00%, 09/20/45	4,868	4,767,623
4.00%, 10/20/45	579	566,907
4.00%, 01/20/46	2,210	2,164,274
4.00%, 03/20/46	10,934	10,708,743
4.00%, 07/20/46	2,339	2,282,791
4.00%, 08/20/46	33	31,578
4.00%, 09/20/46	534	521,524
4.00%, 11/20/46	2,787	2,720,058
4.00%, 12/15/46	4,359	4,246,642
4.00%, 04/20/47	17,623	17,190,745
4.00%, 06/20/47	7,197	7,020,714
4.00%, 07/20/47	31,427	30,656,049
4.00%, 08/20/47	1,500	1,463,135
4.00%, 11/20/47	19,085	18,616,261
4.00%, 12/20/47	47	45,559
4.00%, 01/20/48	152	147,941
4.00%, 03/15/48	41	39,987
4.00%, 03/20/48	22,017	21,476,941
4.00%, 04/20/48	11,731	11,407,280
4.00%, 05/15/48	1,900	1,849,723
4.00%, 05/20/48	12,599	12,259,137
4.00%, 08/20/48	19,519	18,991,661
4.00%, 09/20/48	7,058	6,867,659
4.00%, 10/20/48	596	580,170
4.00%, 11/20/48	16,469	16,023,326
4.00%, 02/20/49	7,373	7,173,244
4.00%, 03/20/49	300	291,474
4.00%, 05/20/49	709	688,864
4.00%, 06/15/49	742	721,924
4.00%, 06/20/49	1,813	1,758,355
4.00%, 09/15/49	1,927	1,876,915
4.00%, 02/20/50	115	112,190
4.00%, 07/20/50	170	165,528
4.00%, 07/20/52	9,389	9,022,129
4.00%, 09/20/52	59,205	56,888,791
4.00%, 12/20/52	17,468	16,784,544
4.00%, 05/18/53(h)	157,956	151,866,055
4.50%, 04/15/39	297	298,189
4.50%, 08/15/39	1,530	1,535,517
4.50%, 11/20/39	775	781,372
4.50%, 01/20/40	211	213,127
4.50%, 06/15/40	1,440	1,445,511
4.50%, 07/15/40	668	669,485
4.50%, 08/15/40	1,055	1,058,712
4.50%, 08/20/40	1,294	1,305,421
4.50%, 09/15/40	1,266	1,271,017
4.50%, 10/20/40	3,175	3,202,318
4.50%, 06/20/41	2,772	2,796,660
4.50%, 07/20/41	14,309	14,435,169
4.50%, 09/20/41	1,903	1,919,492
4.50%, 12/20/41	389	392,607
4.50%, 11/20/45	3,229	3,238,163
4.50%, 02/15/46	4	4,028
4.50%, 08/20/46	4,055	4,072,344
4.50%, 09/20/46	664	670,052

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 10/20/46	$2,918	$2,930,811
4.50%, 11/20/46	1,126	1,130,476
4.50%, 12/20/46	469	470,786
4.50%, 02/20/47	477	477,592
4.50%, 04/20/47	574	570,515
4.50%, 05/20/47	537	533,800
4.50%, 06/20/47	1,244	1,236,908
4.50%, 07/20/47	2,811	2,795,953
4.50%, 10/20/47	880	875,584
4.50%, 04/20/48	2,143	2,129,395
4.50%, 05/20/48	5,403	5,367,896
4.50%, 06/20/48	5,894	5,856,590
4.50%, 07/20/48	7,720	7,670,593
4.50%, 08/20/48	12,417	12,349,209
4.50%, 09/20/48	618	614,338
4.50%, 10/20/48	640	635,448
4.50%, 11/20/48	176	175,358
4.50%, 12/20/48	6,319	6,279,029
4.50%, 01/20/49	144	142,913
4.50%, 02/20/49	1,442	1,431,446
4.50%, 03/20/49	2,672	2,654,801
4.50%, 05/20/49	555	551,794
4.50%, 06/20/49	8,448	8,394,594
4.50%, 07/20/49	6,284	6,244,098
4.50%, 08/20/49	2,533	2,516,453
4.50%, 07/20/52	4,931	4,835,613
4.50%, 08/20/52	109,668	107,538,252
4.50%, 05/18/53	5,500	5,471,426
4.50%, 05/18/53(h)	120,011	117,742,042
5.00%, 12/15/36	437	448,313
5.00%, 01/15/39	1,294	1,328,985
5.00%, 07/15/39	2,356	2,422,250
5.00%, 05/15/40	832	855,550
5.00%, 07/20/40	4,361	4,468,327
5.00%, 08/20/40	1,609	1,649,173
5.00%, 05/15/47	1,049	1,076,365
5.00%, 06/15/47	159	162,756
5.00%, 11/15/47	359	366,545
5.00%, 12/15/47	261	267,031
5.00%, 01/15/48	342	349,981
5.00%, 02/15/48	489	500,780
5.00%, 03/20/48	1,200	1,213,840
5.00%, 04/20/48	4,062	4,109,982
5.00%, 05/20/48	4,390	4,434,621
5.00%, 10/20/48	88	88,975
5.00%, 11/20/48	1,589	1,603,375
5.00%, 12/20/48	2,916	2,942,110
5.00%, 01/20/49	4,823	4,866,750
5.00%, 04/20/49	11,361	11,462,885
5.00%, 05/20/49	1,347	1,359,048
5.00%, 06/20/49	10,883	10,980,287
5.00%, 07/20/52	5,191	5,166,064
5.00%, 09/20/52	6,523	6,490,777
5.00%, 12/20/52	44,499	44,280,725
5.00%, 01/20/53	47,126	46,895,422
5.00%, 05/18/53(h)	58,105	57,843,981
5.50%, 03/15/36	656	682,593
5.50%, 06/20/38	703	732,972
5.50%, 03/20/39	1,092	1,141,258
5.50%, 12/15/39	254	265,755

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 01/15/40	$2,433	$2,559,890
5.50%, 04/20/48	245	251,715
5.50%, 12/20/52	20,111	20,238,636
5.50%, 01/20/53	27,252	27,424,960
5.50%, 03/20/53	44,268	44,548,667
5.50%, 04/20/53	113,197	113,915,709
5.50%, 05/18/53	94,299	94,932,572
6.00%, 03/15/37	2,070	2,191,246
6.00%, 09/20/38	786	814,925
6.00%, 11/15/39	347	370,394
6.50%, 10/20/38	1,173	1,242,001
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	18,708	16,470,151
1.50%, 04/01/36	330	290,265
1.50%, 07/01/36	3,383	2,978,191
1.50%, 10/01/36	13,443	11,834,347
1.50%, 02/01/37	162,052	142,663,600
1.50%, 03/01/37	166,710	146,406,555
1.50%, 04/01/37	25,712	22,581,256
1.50%, 08/01/37	13,318	11,724,213
1.50%, 05/16/38	96,063	84,490,575
1.50%, 11/01/50	91,918	72,531,095
1.50%, 01/01/51	25,600	20,200,301
1.50%, 04/01/51	9,317	7,362,631
1.50%, 05/01/51	104,210	82,342,110
1.50%, 07/01/51	142,239	112,378,355
1.50%, 11/01/51	91,776	72,453,255
1.50%, 04/01/52	9,532	7,528,186
1.50%, 05/11/53(h)	67,975	53,574,124
2.00%, 10/01/35	32,742	29,657,807
2.00%, 11/01/35	15,632	14,189,043
2.00%, 12/01/35	72,182	65,382,911
2.00%, 02/01/36	370,186	335,409,367
2.00%, 03/01/36	73,444	66,462,324
2.00%, 04/01/36	560	506,001
2.00%, 05/01/36	58,275	52,683,983
2.00%, 06/01/36	33,817	30,572,064
2.00%, 08/01/36	27,244	24,630,017
2.00%, 09/01/36	22,408	20,258,479
2.00%, 10/01/36	7,217	6,526,065
2.00%, 11/01/36	48,348	43,709,223
2.00%, 12/01/36	91,629	82,837,186
2.00%, 01/01/37	134,614	121,699,105
2.00%, 02/01/37	67,392	60,927,268
2.00%, 03/01/37	7,644	6,910,151
2.00%, 04/01/37	147,976	133,493,229
2.00%, 05/01/37	66,572	60,046,200
2.00%, 06/01/37	97,105	87,601,499
2.00%, 05/16/38	100,939	91,097,504
2.00%, 07/01/50	61,097	51,000,724
2.00%, 09/01/50	53,257	44,531,151
2.00%, 10/01/50	164,490	137,399,812
2.00%, 11/01/50	2,608	2,175,531
2.00%, 12/01/50	192,915	162,115,387
2.00%, 01/01/51	105,138	88,577,622
2.00%, 02/01/51	463,629	386,538,647
2.00%, 03/01/51	489,030	408,000,573
2.00%, 04/01/51	505,574	421,970,061
2.00%, 05/01/51	113,964	95,331,648
2.00%, 06/01/51	266,928	223,105,535

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 07/01/51	$197,162	$164,512,511
2.00%, 08/01/51	84,299	70,298,968
2.00%, 09/01/51	37,395	31,139,325
2.00%, 10/01/51	710,896	592,514,950
2.00%, 11/01/51	397,354	331,279,368
2.00%, 12/01/51	414,540	345,326,171
2.00%, 01/01/52	238,118	198,355,120
2.00%, 02/01/52	370,716	308,328,398
2.00%, 03/01/52	144,043	119,715,307
2.00%, 04/01/52	1,123	934,881
2.00%, 06/01/52	14,963	12,453,119
2.00%, 05/11/53(h)	245,281	204,047,844
2.50%, 05/01/27	1,005	966,562
2.50%, 10/01/27	1,075	1,031,007
2.50%, 01/01/28	128	122,767
2.50%, 03/01/28	195	185,962
2.50%, 06/01/28	34	32,012
2.50%, 09/01/28	93	88,624
2.50%, 12/01/28	40	38,034
2.50%, 09/01/29	70	66,020
2.50%, 12/01/29	1,726	1,652,962
2.50%, 02/01/30	1,154	1,093,253
2.50%, 03/01/30	3,795	3,595,188
2.50%, 04/01/30	224	212,113
2.50%, 06/01/30	599	567,852
2.50%, 07/01/30	1,222	1,157,892
2.50%, 08/01/30	3,275	3,102,542
2.50%, 09/01/30	1,229	1,163,643
2.50%, 12/01/30	2,428	2,300,136
2.50%, 01/01/31	1,560	1,477,681
2.50%, 04/01/31	912	862,285
2.50%, 05/01/31	24	22,721
2.50%, 09/01/31	4,698	4,442,690
2.50%, 10/01/31	43,595	41,301,963
2.50%, 12/01/31	8,071	7,631,788
2.50%, 01/01/32	15,709	14,854,105
2.50%, 02/01/32	18,529	17,520,495
2.50%, 03/01/32	7,190	6,798,768
2.50%, 04/01/32	43,851	41,465,718
2.50%, 05/01/32	28,253	26,715,173
2.50%, 06/01/32	790	747,464
2.50%, 07/01/32	12,425	11,748,485
2.50%, 09/01/32	4,687	4,432,121
2.50%, 10/01/32	905	848,200
2.50%, 11/01/32	710	665,201
2.50%, 12/01/32	8,390	7,859,926
2.50%, 01/01/33	25,162	23,861,620
2.50%, 03/01/33	119	111,034
2.50%, 07/01/33	115	107,441
2.50%, 08/01/34	625	592,256
2.50%, 10/01/34	258	240,946
2.50%, 11/01/34	24,186	22,559,252
2.50%, 07/01/35	13,255	12,348,384
2.50%, 09/01/35	25,534	23,786,352
2.50%, 10/01/35	81,550	75,971,226
2.50%, 03/01/36	23,930	22,242,232
2.50%, 04/01/36	1,510	1,403,478
2.50%, 05/01/36	20,317	18,883,798
2.50%, 07/01/36	34,848	32,390,276
2.50%, 08/01/36	10,013	9,307,375

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 10/01/36	$1,405	$1,305,895
2.50%, 03/01/37	3,383	3,142,855
2.50%, 04/01/37	28,201	26,194,154
2.50%, 05/01/37	69,426	64,428,588
2.50%, 06/01/37	16,853	15,640,183
2.50%, 05/16/38	98,077	91,138,670
2.50%, 05/01/43	220	196,055
2.50%, 02/01/47	759	670,175
2.50%, 04/01/47	9,633	8,501,114
2.50%, 12/01/47	187	165,460
2.50%, 07/01/50	45,824	40,240,687
2.50%, 08/01/50	49,598	43,270,221
2.50%, 09/01/50	149,169	130,397,043
2.50%, 10/01/50	190,533	165,785,165
2.50%, 11/01/50	220,259	191,810,078
2.50%, 12/01/50	64,640	56,161,688
2.50%, 01/01/51	142,569	123,803,574
2.50%, 02/01/51	19,888	17,259,194
2.50%, 03/01/51	65,074	56,498,899
2.50%, 04/01/51	38,760	33,666,146
2.50%, 05/01/51	21,160	18,372,302
2.50%, 07/01/51	253,018	219,487,899
2.50%, 08/01/51	290,314	252,423,457
2.50%, 09/01/51	154,450	133,858,508
2.50%, 10/01/51	70,605	61,181,339
2.50%, 11/01/51	102,250	88,732,363
2.50%, 12/01/51	402,965	349,508,237
2.50%, 01/01/52	454,481	393,158,418
2.50%, 02/01/52	110,663	95,969,233
2.50%, 03/01/52	258,314	223,873,948
2.50%, 04/01/52	204,883	177,395,382
2.50%, 05/01/52	118,323	102,327,498
2.50%, 07/01/52	60,064	51,967,054
2.50%, 08/01/52	11,554	9,991,172
2.50%, 05/11/53(h)	524,976	454,545,569
3.00%, 11/01/25	80	78,337
3.00%, 10/01/26	57	55,574
3.00%, 01/01/27	1,483	1,437,479
3.00%, 02/01/27	16	15,949
3.00%, 10/01/27	1,944	1,878,024
3.00%, 11/01/27	1,288	1,245,012
3.00%, 12/01/27	87	84,486
3.00%, 03/01/29	137	133,039
3.00%, 07/01/29	211	204,437
3.00%, 09/01/29	105	102,134
3.00%, 10/01/29	29	27,719
3.00%, 01/01/30	80	77,793
3.00%, 03/01/30	40,856	39,579,957
3.00%, 04/01/30	3,486	3,352,845
3.00%, 06/01/30	714	689,764
3.00%, 07/01/30	2,703	2,599,197
3.00%, 08/01/30	10,044	9,658,737
3.00%, 09/01/30	13,590	13,069,442
3.00%, 10/01/30	6,046	5,815,250
3.00%, 11/01/30	1,409	1,355,481
3.00%, 12/01/30	4,001	3,847,202
3.00%, 01/01/31	14,037	13,498,758
3.00%, 02/01/31	10,006	9,622,596
3.00%, 03/01/31	6,559	6,306,588
3.00%, 04/01/31	993	944,864

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/31	$340	$326,987
3.00%, 06/01/31	5,848	5,623,646
3.00%, 07/01/31	1,435	1,380,195
3.00%, 09/01/31	5,403	5,195,359
3.00%, 10/01/31	1,257	1,208,351
3.00%, 12/01/31	10,593	10,260,034
3.00%, 01/01/32	9,656	9,284,783
3.00%, 02/01/32	18,114	17,417,916
3.00%, 03/01/32	2,540	2,441,710
3.00%, 04/01/32	186	178,881
3.00%, 05/01/32	3,465	3,330,631
3.00%, 06/01/32	5,805	5,582,129
3.00%, 08/01/32	3,632	3,491,863
3.00%, 09/01/32	1,006	967,227
3.00%, 11/01/32	5,890	5,662,161
3.00%, 12/01/32	11,529	11,082,433
3.00%, 02/01/33	6,462	6,212,866
3.00%, 05/01/33	498	475,904
3.00%, 09/01/33	437	418,766
3.00%, 10/01/33	5,362	5,142,543
3.00%, 07/01/34	4,200	4,012,001
3.00%, 08/01/34	389	371,352
3.00%, 09/01/34	6,218	5,940,190
3.00%, 11/01/34	4,076	3,894,041
3.00%, 12/01/34	14,080	13,450,956
3.00%, 03/01/35	3,970	3,792,296
3.00%, 04/01/35	23,572	22,502,104
3.00%, 06/01/35	654	624,714
3.00%, 07/01/35	3,258	3,112,779
3.00%, 10/01/35	9,388	8,960,924
3.00%, 12/01/35	6,522	6,235,134
3.00%, 03/25/37(h)	77,245	73,422,435
3.00%, 07/01/37	15,584	14,824,894
3.00%, 08/01/42	228	211,053
3.00%, 09/01/42	84	77,555
3.00%, 10/01/42	3,563	3,291,056
3.00%, 11/01/42	2,719	2,511,619
3.00%, 12/01/42	14,262	13,175,032
3.00%, 01/01/43	7,660	7,075,696
3.00%, 02/01/43	242	223,607
3.00%, 03/01/43	10,155	9,376,254
3.00%, 04/01/43	11,136	10,282,036
3.00%, 05/01/43	4,719	4,357,577
3.00%, 06/01/43	2,354	2,174,104
3.00%, 07/01/43	1,640	1,515,226
3.00%, 08/01/43	2,704	2,496,091
3.00%, 09/01/43	6,546	6,043,824
3.00%, 01/01/44	9,149	8,448,045
3.00%, 10/01/44	28,942	26,723,978
3.00%, 12/01/44	11	9,986
3.00%, 01/01/45	2,933	2,708,021
3.00%, 02/01/45	263	241,852
3.00%, 03/01/45	12,519	11,559,456
3.00%, 04/01/45	106	97,233
3.00%, 05/01/45	12,089	11,143,991
3.00%, 06/01/45	58	53,408
3.00%, 08/01/45	134	122,835
3.00%, 09/01/45	926	848,759
3.00%, 11/01/45	2,000	1,833,934
3.00%, 12/01/45	367	336,175

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/01/46	$565	$517,261
3.00%, 04/01/46	3,176	2,912,020
3.00%, 06/01/46	61	56,331
3.00%, 07/01/46	75,376	69,112,540
3.00%, 08/01/46	13,480	12,354,909
3.00%, 10/01/46	4,165	3,817,109
3.00%, 11/01/46	51,580	47,266,794
3.00%, 12/01/46	113,941	104,399,640
3.00%, 01/01/47	42,528	38,994,537
3.00%, 02/01/47	69,521	63,687,538
3.00%, 03/01/47	37,792	34,620,834
3.00%, 05/01/47	1,445	1,324,076
3.00%, 07/01/47	17,369	15,912,506
3.00%, 08/01/47	5,355	4,905,551
3.00%, 12/01/47	28,057	25,712,022
3.00%, 03/01/48	4,246	3,890,232
3.00%, 04/01/48	169	153,108
3.00%, 09/01/48	427	391,618
3.00%, 11/01/48	48,564	44,495,086
3.00%, 02/01/49	22,529	20,656,424
3.00%, 09/01/49	10,466	9,540,847
3.00%, 11/01/49	16,419	14,894,869
3.00%, 12/01/49	31,382	28,447,486
3.00%, 02/01/50	8,231	7,452,495
3.00%, 03/01/50	20,487	18,549,440
3.00%, 04/01/50	32,877	29,761,367
3.00%, 05/01/50	9,438	8,541,866
3.00%, 06/01/50	27,010	24,443,865
3.00%, 07/01/50	24,655	22,300,507
3.00%, 08/01/50	62,598	56,991,083
3.00%, 09/01/50	202	182,377
3.00%, 10/01/50	119,344	107,942,014
3.00%, 11/01/50	1,737	1,569,871
3.00%, 12/01/50	601	542,916
3.00%, 01/01/51	20,451	18,488,826
3.00%, 05/01/51	56,695	51,812,896
3.00%, 06/01/51	49,653	44,752,930
3.00%, 07/01/51	3,886	3,499,763
3.00%, 08/01/51	64,919	58,675,083
3.00%, 11/01/51	19,962	17,966,691
3.00%, 01/01/52	45,650	41,063,028
3.00%, 02/01/52	19,622	17,655,134
3.00%, 02/25/52(h)	378,477	339,949,488
3.00%, 03/01/52	46,894	42,148,017
3.00%, 04/01/52	191,713	172,717,546
3.00%, 05/01/52	60,108	54,024,372
3.50%, 10/01/25	144	140,826
3.50%, 01/01/27	195	189,847
3.50%, 11/01/28	108	105,513
3.50%, 01/01/29	221	216,186
3.50%, 11/01/29	103	99,388
3.50%, 12/01/29	860	840,455
3.50%, 07/01/30	5,478	5,352,429
3.50%, 10/01/30	1,479	1,444,958
3.50%, 11/01/30	317	310,077
3.50%, 03/01/31	2,201	2,149,088
3.50%, 06/01/31	6,876	6,721,489
3.50%, 01/01/32	8,150	7,964,912
3.50%, 02/01/32	1,026	998,993
3.50%, 05/01/32	4,100	4,006,787

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/32	$3,776	$3,689,551
3.50%, 07/01/32	1,350	1,319,523
3.50%, 08/01/32	966	934,868
3.50%, 09/01/32	2,292	2,240,135
3.50%, 10/01/32	907	878,444
3.50%, 11/01/32	1,064	1,033,280
3.50%, 12/01/32	125	121,684
3.50%, 02/01/33	534	521,293
3.50%, 03/01/33	4,739	4,631,328
3.50%, 04/01/33	5,940	5,751,151
3.50%, 05/01/33	4,232	4,128,680
3.50%, 06/01/33	4,948	4,827,168
3.50%, 10/01/33	669	653,029
3.50%, 01/01/34	1,720	1,680,861
3.50%, 02/01/34	24,047	23,460,518
3.50%, 03/01/34	547	532,493
3.50%, 04/01/34	1,460	1,421,071
3.50%, 05/01/34	2,060	2,004,576
3.50%, 07/01/34	7,047	6,866,769
3.50%, 08/01/34	5,813	5,656,481
3.50%, 01/01/35	4,056	3,946,407
3.50%, 05/01/35	340	332,453
3.50%, 05/16/38(h)	61,040	59,101,987
3.50%, 08/01/38	958	914,275
3.50%, 09/01/38	1,689	1,612,272
3.50%, 11/01/40	250	239,175
3.50%, 02/01/41	279	265,651
3.50%, 02/01/42	7,949	7,559,171
3.50%, 03/01/42	57	53,840
3.50%, 04/01/42	25	23,884
3.50%, 05/01/42	2,730	2,599,974
3.50%, 08/01/42	459	437,375
3.50%, 11/01/42	9,694	9,220,384
3.50%, 12/01/42	3,566	3,385,570
3.50%, 01/01/43	86	82,355
3.50%, 02/01/43	553	531,258
3.50%, 04/01/43	99	94,614
3.50%, 05/01/43	129	123,082
3.50%, 06/01/43	3,558	3,383,170
3.50%, 08/01/43	101	96,203
3.50%, 10/01/43	3,846	3,657,952
3.50%, 09/01/44	225	214,211
3.50%, 10/01/44	4,572	4,347,488
3.50%, 01/01/45	114	108,582
3.50%, 02/01/45	5,644	5,367,917
3.50%, 03/01/45	21,935	20,848,120
3.50%, 05/01/45	23,919	22,736,503
3.50%, 06/01/45	94	89,296
3.50%, 07/01/45	9,803	9,316,779
3.50%, 08/01/45	3,897	3,704,331
3.50%, 10/01/45	1,981	1,884,681
3.50%, 11/01/45	277	262,210
3.50%, 12/01/45	37,083	35,133,106
3.50%, 01/01/46	16,498	15,732,961
3.50%, 02/01/46	16,652	15,750,505
3.50%, 03/01/46	20,721	19,605,181
3.50%, 04/01/46	2,975	2,804,442
3.50%, 05/01/46	17,399	16,505,499
3.50%, 06/01/46	3,269	3,079,276
3.50%, 07/01/46	27,386	25,997,001

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/01/46	$8,717	$8,224,445
3.50%, 09/01/46	7,144	6,732,677
3.50%, 10/01/46	9,726	9,200,384
3.50%, 11/01/46	13,919	13,178,213
3.50%, 12/01/46	60,949	57,878,017
3.50%, 01/01/47	31,824	30,217,307
3.50%, 02/01/47	13,410	12,676,647
3.50%, 04/01/47	12,490	11,843,930
3.50%, 05/01/47	14,465	13,718,528
3.50%, 06/01/47	9,770	9,249,905
3.50%, 07/01/47	63,734	60,179,268
3.50%, 08/01/47	15,417	14,569,766
3.50%, 09/01/47	16,521	15,558,531
3.50%, 10/01/47	12,652	12,004,798
3.50%, 11/01/47	17,858	16,935,395
3.50%, 12/01/47	17,226	16,227,136
3.50%, 01/01/48	18,229	17,252,345
3.50%, 02/01/48	79,239	74,811,638
3.50%, 03/01/48	2,536	2,391,042
3.50%, 04/01/48	11,747	11,115,843
3.50%, 05/01/48	2,365	2,261,034
3.50%, 06/01/48	3,402	3,202,692
3.50%, 07/01/48	2,664	2,510,735
3.50%, 11/01/48	39,962	37,625,786
3.50%, 02/01/49	125	117,450
3.50%, 03/01/49	1,557	1,466,397
3.50%, 04/01/49	2,495	2,361,409
3.50%, 05/01/49	1,879	1,763,489
3.50%, 06/01/49	86,242	81,363,655
3.50%, 07/01/49	14,008	13,145,111
3.50%, 09/01/49	19,039	17,865,162
3.50%, 04/01/50	48,225	45,624,977
3.50%, 07/01/50	15,001	14,048,834
3.50%, 02/01/51	30,455	28,567,981
3.50%, 05/01/51	772	729,821
3.50%, 07/01/51	4,419	4,120,850
3.50%, 03/25/52(h)	304,586	283,003,225
3.50%, 05/01/52	48,143	44,725,540
3.50%, 06/01/52	61,289	56,961,878
3.50%, 07/01/52	27,840	25,987,237
4.00%, 10/01/25	620	609,750
4.00%, 11/01/25	34	33,314
4.00%, 03/01/26	261	256,166
4.00%, 06/01/26	360	353,266
4.00%, 09/01/26	127	125,149
4.00%, 12/01/30	1,093	1,079,430
4.00%, 01/01/31	409	404,318
4.00%, 02/01/31	291	287,159
4.00%, 10/01/31	1,246	1,230,307
4.00%, 02/01/32	1,611	1,590,744
4.00%, 07/01/32	3,976	3,906,177
4.00%, 05/01/33	4,979	4,905,140
4.00%, 06/01/33	837	824,558
4.00%, 07/01/33	1,491	1,469,140
4.00%, 12/01/33	8,707	8,562,173
4.00%, 05/16/38	40,915	40,155,899
4.00%, 06/01/38	2,924	2,887,764
4.00%, 12/01/40	22	21,370
4.00%, 12/01/41	1,131	1,106,498
4.00%, 03/01/42	2,569	2,513,052

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/01/42	$1,844	$1,803,318
4.00%, 07/01/42	66	65,302
4.00%, 09/01/43	115	113,279
4.00%, 10/01/43	86	84,426
4.00%, 04/01/44	42	40,801
4.00%, 05/01/44	2,721	2,673,765
4.00%, 06/01/44	4,482	4,390,362
4.00%, 10/01/44	1,248	1,219,712
4.00%, 12/01/44	9,555	9,360,007
4.00%, 01/01/45	12,265	11,985,228
4.00%, 02/01/45	38,886	38,101,758
4.00%, 03/01/45	6,070	5,940,074
4.00%, 05/01/45	11,045	10,846,169
4.00%, 06/01/45	6,214	6,073,549
4.00%, 07/01/45	422	411,682
4.00%, 08/01/45	352	343,712
4.00%, 09/01/45	817	800,895
4.00%, 11/01/45	142	138,265
4.00%, 12/01/45	903	884,182
4.00%, 01/01/46	794	773,993
4.00%, 02/01/46	1,303	1,267,726
4.00%, 03/01/46	1,691	1,645,493
4.00%, 04/01/46	2,578	2,506,553
4.00%, 05/01/46	7,447	7,285,234
4.00%, 06/01/46	19,829	19,482,543
4.00%, 07/01/46	22,989	22,439,701
4.00%, 08/01/46	4,015	3,910,790
4.00%, 09/01/46	188	182,902
4.00%, 10/01/46	4,160	4,058,102
4.00%, 11/01/46	1,483	1,460,068
4.00%, 02/01/47	3,025	2,948,855
4.00%, 03/01/47	2,228	2,139,799
4.00%, 04/01/47	6,699	6,527,861
4.00%, 05/01/47	5,991	5,848,244
4.00%, 06/01/47	11,815	11,536,624
4.00%, 07/01/47	18,648	18,151,981
4.00%, 08/01/47	15,777	15,349,744
4.00%, 09/01/47	16,691	16,241,832
4.00%, 10/01/47	14,317	14,023,571
4.00%, 11/01/47	6,785	6,584,968
4.00%, 12/01/47	10,689	10,380,021
4.00%, 01/01/48	2,122	2,060,678
4.00%, 02/01/48	22,422	21,761,758
4.00%, 04/01/48	23,984	23,240,392
4.00%, 05/01/48	1,944	1,883,193
4.00%, 07/01/48	3,183	3,083,787
4.00%, 09/01/48	11,908	11,536,825
4.00%, 10/01/48	8,498	8,253,828
4.00%, 11/01/48	25,170	24,385,661
4.00%, 01/01/49	3,383	3,298,563
4.00%, 02/01/49	3,479	3,370,083
4.00%, 03/01/49	40,391	39,134,631
4.00%, 04/01/49	12,100	11,808,744
4.00%, 05/01/49	9,224	9,000,839
4.00%, 06/01/49	34,646	33,729,595
4.00%, 07/01/49	61,634	59,818,380
4.00%, 08/01/49	975	953,142
4.00%, 10/01/49	1,756	1,707,366
4.00%, 11/01/49	2,822	2,745,950
4.00%, 12/01/49	3,949	3,816,739

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 02/01/50	$628	$606,987
4.00%, 03/01/51	8,587	8,299,435
4.00%, 05/01/51	21,920	21,237,495
4.00%, 04/01/52	17,278	16,518,641
4.00%, 05/01/52	37,650	35,977,785
4.00%, 06/01/52	49,426	47,237,488
4.00%, 06/25/52(h)	120,790	115,458,253
4.00%, 07/01/52	85,310	81,510,004
4.00%, 08/01/52	211,817	202,417,558
4.00%, 09/01/52	22,154	21,174,463
4.00%, 10/01/52	28,574	27,507,902
4.50%, 10/01/24	88	87,220
4.50%, 02/01/25	43	42,793
4.50%, 04/01/25	65	64,557
4.50%, 06/01/25	321	316,766
4.50%, 08/01/31	1,104	1,104,708
4.50%, 08/01/34	277	275,054
4.50%, 05/16/38	4,200	4,171,289
4.50%, 09/01/40	2,751	2,755,185
4.50%, 12/01/40	1,606	1,607,896
4.50%, 01/01/41	3,296	3,300,879
4.50%, 05/01/41	2,142	2,150,518
4.50%, 06/01/41	12,740	12,755,459
4.50%, 08/01/41	4,424	4,430,009
4.50%, 09/01/41	1,464	1,471,667
4.50%, 01/01/42	1,492	1,494,506
4.50%, 09/01/42	1,386	1,387,743
4.50%, 08/01/43	2,294	2,296,793
4.50%, 12/01/43	76	77,524
4.50%, 03/01/44	14	13,949
4.50%, 04/01/44	4,023	4,021,868
4.50%, 06/01/44	787	787,355
4.50%, 12/01/44	273	272,792
4.50%, 02/01/45	1,584	1,594,188
4.50%, 08/01/45	2,152	2,165,263
4.50%, 10/01/45	400	405,479
4.50%, 11/01/45	189	188,493
4.50%, 12/01/45	622	624,938
4.50%, 01/01/46	74	73,742
4.50%, 02/01/46	8,108	8,118,989
4.50%, 03/01/46	1,399	1,401,059
4.50%, 04/01/46	265	267,111
4.50%, 05/01/46	156	155,974
4.50%, 06/01/46	5	4,558
4.50%, 07/01/46	27	27,270
4.50%, 08/01/46	1,965	1,963,151
4.50%, 09/01/46	768	777,930
4.50%, 10/01/46	1,001	1,003,270
4.50%, 01/01/47	410	407,931
4.50%, 02/01/47	150	149,122
4.50%, 03/01/47	1,846	1,849,699
4.50%, 04/01/47	5,433	5,447,519
4.50%, 06/01/47	3,007	3,007,995
4.50%, 07/01/47	23	22,722
4.50%, 08/01/47	253	251,623
4.50%, 10/01/47	6,943	6,965,881
4.50%, 01/01/48	10,353	10,307,708
4.50%, 02/01/48	1,036	1,038,693
4.50%, 03/01/48	5,811	5,794,615
4.50%, 04/01/48	2,728	2,722,399

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 05/01/48	$5,641		$5,608,519
4.50%, 06/01/48	3,677		3,679,158
4.50%, 07/01/48	2,123		2,106,857
4.50%, 08/01/48	10,231		10,223,175
4.50%, 09/01/48	303		297,919
4.50%, 10/01/48	13,351		13,267,367
4.50%, 11/01/48	4,993		4,955,448
4.50%, 12/01/48	18,714		18,640,188
4.50%, 01/01/49	5,935		5,889,348
4.50%, 02/01/49	7,400		7,346,062
4.50%, 03/01/49	818		820,198
4.50%, 04/01/49	13,225		13,215,821
4.50%, 05/01/49	11,332		11,223,696
4.50%, 07/01/49	806		797,003
4.50%, 08/01/49	176		173,789
4.50%, 09/01/50	39,960		39,654,696
4.50%, 05/01/52	10,968		10,902,623
4.50%, 05/12/52(h)	234,870		229,594,599
4.50%, 06/01/52	48,799		47,671,671
4.50%, 07/01/52	2,527		2,471,212
4.50%, 08/01/52	5,986		5,853,479
4.50%, 09/01/52	16,567		16,183,174
4.50%, 10/01/52	106,035		104,277,906
4.50%, 11/01/52	1,994		1,949,517
4.50%, 12/01/52	112,259		110,262,643
5.00%, 07/01/23	8		8,350
5.00%, 12/01/23	0	(i)	112
5.00%, 09/01/33	93		94,412
5.00%, 11/01/33	2,692		2,733,228
5.00%, 06/01/35	132		134,251
5.00%, 10/01/35	46		46,912
5.00%, 12/01/36	38		39,224
5.00%, 05/16/38	975		978,756
5.00%, 05/01/39	28		29,007
5.00%, 06/01/39	546		554,585
5.00%, 12/01/39	82		84,222
5.00%, 01/01/40	2		1,958
5.00%, 03/01/40	1,456		1,491,214
5.00%, 04/01/40	228		234,001
5.00%, 05/01/40	14		14,558
5.00%, 06/01/40	125		127,797
5.00%, 07/01/40	797		816,863
5.00%, 08/01/40	1,206		1,234,608
5.00%, 09/01/40	10		9,855
5.00%, 10/01/40	34		35,254
5.00%, 04/01/41	587		600,776
5.00%, 05/01/41	2,351		2,408,940
5.00%, 06/01/41	595		609,563
5.00%, 08/01/41	1,063		1,089,599
5.00%, 10/01/41	2,825		2,894,906
5.00%, 01/01/42	14,640		14,997,963
5.00%, 05/01/42	5,351		5,482,048
5.00%, 09/01/47	475		478,696
5.00%, 02/01/48	1,775		1,790,235
5.00%, 03/01/48	1,542		1,554,782
5.00%, 04/01/48	2,349		2,369,055
5.00%, 05/01/48	2,069		2,086,856
5.00%, 07/01/48	2,573		2,594,870
5.00%, 09/01/48	1,756		1,770,133
5.00%, 01/01/49	132		132,691

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 04/01/49	$6,832	$6,884,856
5.00%, 05/01/49	31	31,262
5.00%, 06/01/49	271	273,111
5.00%, 09/01/49	66	66,391
5.00%, 10/01/49	180	181,576
5.00%, 08/01/52	15,784	15,764,293
5.00%, 09/01/52	26,178	26,281,395
5.00%, 10/01/52	32,745	32,803,948
5.00%, 11/01/52	33,335	33,377,914
5.00%, 12/01/52	26,019	26,121,706
5.00%, 01/01/53	48,194	48,145,654
5.00%, 05/11/53(h)	230,759	229,434,061
5.50%, 05/01/33	1,000	1,032,454
5.50%, 11/01/33	2,041	2,107,055
5.50%, 09/01/34	3,023	3,127,483
5.50%, 09/01/36	225	232,112
5.50%, 03/01/38	184	191,765
5.50%, 06/01/38	4,965	5,176,550
5.50%, 11/01/38	401	418,324
5.50%, 07/01/40	1,264	1,318,093
5.50%, 09/01/41	31,946	32,993,029
5.50%, 01/01/47	2,511	2,604,423
5.50%, 12/01/48	241	249,560
5.50%, 09/01/52	14,058	14,459,062
5.50%, 11/01/52	15,494	15,787,159
5.50%, 12/01/52	65,736	67,103,660
5.50%, 01/01/53	85,864	87,921,592
5.50%, 02/01/53	32,182	32,647,196
5.50%, 05/11/53(h)	145,505	146,698,596
6.00%, 03/01/34	1,680	1,767,197
6.00%, 05/01/34	144	151,512
6.00%, 08/01/34	280	294,451
6.00%, 11/01/34	90	95,021
6.00%, 09/01/36	392	416,395
6.00%, 08/01/37	890	944,797
6.00%, 03/01/38	304	322,425
6.00%, 05/01/38	153	162,461
6.00%, 09/01/38	124	131,847
6.00%, 06/01/39	2,411	2,540,361
6.00%, 10/01/39	158	167,556
6.00%, 07/01/41	1,330	1,411,567
6.00%, 02/01/49	6,429	6,821,369
6.50%, 08/01/36	21	22,637
6.50%, 09/01/36	178	191,131
6.50%, 10/01/36	24	25,597
6.50%, 12/01/36	34	36,463
6.50%, 07/01/37	43	45,948
6.50%, 08/01/37	1,936	2,076,099
6.50%, 10/01/37	77	82,203
6.50%, 11/01/37	18	19,741
6.50%, 12/01/37	589	631,554
6.50%, 06/01/38	16	16,798
6.50%, 10/01/39	519	556,970
6.50%, 05/01/40	17	18,743
7.00%, 04/01/37	689	753,019

		24,124,561,745

U.S. Government Agency Obligations — 1.0%
Federal Home Loan Banks
0.50%, 04/14/25	7,000	6,527,290
1.50%, 08/15/24	1,000	961,060

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.13%, 12/14/29	$70	$62,796
2.50%, 12/08/23	1,000	984,260
2.75%, 12/13/24	250	242,960
2.88%, 09/13/24	1,000	976,850
3.13%, 06/13/25	980	958,636
3.25%, 11/16/28	25,470	25,013,068
5.50%, 07/15/36	7,900	9,136,350
Federal Home Loan Mortgage Corp.
2.75%, 06/19/23	6,935	6,914,472
4.00%, 11/01/52	4,564	4,361,121
4.00%, 02/01/53	33,134	32,086,672
5.00%, 04/01/53	44,170	43,936,901
5.50%, 03/01/53	21,129	21,295,661
5.50%, 04/01/53	38,713	39,093,951
6.25%, 07/15/32	73,453	87,685,988
6.75%, 03/15/31	21,820	26,286,336
Federal National Mortgage Association
0.25%, 07/10/23	121,600	120,498,304
0.38%, 08/25/25	24,991	22,960,231
0.63%, 04/22/25	5,000	4,662,950
0.88%, 08/05/30	17,530	14,401,947
1.63%, 01/07/25	13,020	12,448,682
1.75%, 07/02/24	1,550	1,500,478
1.88%, 09/24/26	1,285	1,207,592
2.00%, 09/01/50	15,882	13,251,696
2.00%, 12/01/50	49,781	41,688,752
2.50%, 02/05/24	200	196,310
2.63%, 09/06/24	39,730	38,736,750
2.88%, 09/12/23	5,000	4,960,800
3.50%, 06/01/52	9,150	8,568,928
4.50%, 09/01/52	29,854	29,524,957
4.50%, 04/01/53	17,984	17,583,010
5.00%, 09/01/52	1,001	1,000,246
5.00%, 02/01/53	7,580	7,544,075
5.00%, 03/01/53	29,701	29,764,634
5.00%, 04/01/53	47,488	47,252,669
5.50%, 02/01/53	4,971	5,080,549
5.50%, 03/01/53	65,264	66,817,695
5.63%, 07/15/37	795	931,096
6.25%, 05/15/29	580	659,240
6.63%, 11/15/30	8,180	9,735,754
7.13%, 01/15/30	10,000	12,030,100
7.25%, 05/15/30	17,396	21,197,026
Tennessee Valley Authority
1.50%, 09/15/31	1,000	822,720
3.50%, 12/15/42	525	444,612
4.63%, 09/15/60	1,000	988,560
4.88%, 01/15/48	8,035	8,218,118
5.25%, 09/15/39	458	489,556
5.50%, 06/15/38	10,000	11,075,500
5.88%, 04/01/36	95	108,907
6.15%, 01/15/38	3,553	4,221,035
7.13%, 05/01/30	3,556	4,239,392
Series B, 4.70%, 07/15/33	1,500	1,572,900
Series E, 6.75%, 11/01/25	7,000	7,449,890

		880,360,033

U.S. Government Obligations — 41.6%
U.S. Treasury Note/Bond
0.25%, 03/15/24	88,400	84,946,875
0.25%, 05/15/24	141,870	135,336,221

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.25%, 06/15/24	$139,076	$132,339,506
0.25%, 05/31/25	106,410	98,445,877
0.25%, 06/30/25	4,100	3,789,297
0.25%, 07/31/25	184,800	170,218,125
0.25%, 08/31/25	340,050	312,474,070
0.25%, 09/30/25	116,300	106,777,938
0.25%, 10/31/25	194,300	177,708,603
0.38%, 04/15/24	15,910	15,251,848
0.38%, 07/15/24	38,455	36,560,791
0.38%, 08/15/24	87,250	82,720,498
0.38%, 09/15/24	5,000	4,729,688
0.38%, 04/30/25	44,000	40,913,125
0.38%, 11/30/25	467,800	428,475,562
0.38%, 12/31/25	210,900	192,989,978
0.38%, 01/31/26	798,200	727,546,832
0.38%, 07/31/27	119,700	104,718,797
0.38%, 09/30/27	5,000	4,353,125
0.50%, 02/28/26	204,700	186,884,703
0.50%, 04/30/27	93,800	83,086,281
0.50%, 05/31/27	108,400	95,764,625
0.50%, 06/30/27	136,900	120,696,602
0.50%, 08/31/27	155,022	136,044,356
0.50%, 10/31/27	202,200	176,656,454
0.63%, 10/15/24	12,820	12,136,934
0.63%, 07/31/26	60,000	54,407,813
0.63%, 03/31/27	75,600	67,467,094
0.63%, 11/30/27	197,000	172,836,719
0.63%, 12/31/27	187,400	164,092,125
0.63%, 05/15/30	270,400	223,037,750
0.63%, 08/15/30	396,000	324,967,500
0.75%, 11/15/24	113,750	107,689,258
0.75%, 03/31/26	20,500	18,845,586
0.75%, 04/30/26	10,000	9,160,156
0.75%, 05/31/26	42,800	39,118,531
0.75%, 08/31/26	227,900	207,068,516
0.75%, 01/31/28	496,300	436,239,948
0.88%, 06/30/26	170,000	155,842,188
0.88%, 09/30/26	190,610	173,708,255
0.88%, 11/15/30	163,800	136,747,406
1.00%, 12/15/24	165,200	156,733,500
1.00%, 07/31/28	200,000	175,953,126
1.13%, 01/15/25	157,460	149,420,929
1.13%, 02/28/25	83,700	79,269,785
1.13%, 10/31/26	171,100	156,917,415
1.13%, 02/28/27	40,300	36,773,750
1.13%, 02/29/28	122,340	109,341,375
1.13%, 08/31/28	273,600	241,900,876
1.13%, 02/15/31	257,200	218,459,250
1.13%, 05/15/40	156,500	104,855,000
1.13%, 08/15/40	58,000	38,542,813
1.25%, 08/31/24	127,850	122,451,334
1.25%, 11/30/26	164,900	151,720,884
1.25%, 12/31/26	191,230	175,647,744
1.25%, 03/31/28	186,000	166,978,595
1.25%, 04/30/28	129,100	115,695,790
1.25%, 05/31/28	209,110	187,169,788
1.25%, 06/30/28	232,175	207,379,437
1.25%, 09/30/28	317,000	281,535,625
1.25%, 08/15/31	318,900	269,719,641
1.25%, 05/15/50	205,900	120,033,266

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.38%, 08/31/26	$22,500	$20,877,539
1.38%, 10/31/28	185,000	165,170,313
1.38%, 12/31/28	185,430	165,278,975
1.38%, 11/15/31	400,250	340,337,578
1.38%, 11/15/40	284,800	197,001,500
1.38%, 08/15/50	16,000	9,625,000
1.50%, 09/30/24	103,300	99,168,000
1.50%, 10/31/24	105,100	100,719,465
1.50%, 11/30/24	290,100	277,702,759
1.50%, 02/15/25	152,720	145,656,700
1.50%, 08/15/26	382,000	356,304,533
1.50%, 01/31/27	325,280	301,163,539
1.50%, 11/30/28	284,200	255,136,111
1.50%, 02/15/30	35,485	31,315,513
1.63%, 02/15/26	207,890	196,066,256
1.63%, 05/15/26	250,000	234,980,470
1.63%, 09/30/26	34,500	32,257,500
1.63%, 10/31/26	76,300	71,274,930
1.63%, 11/30/26	21,200	19,773,969
1.63%, 08/15/29	54,000	48,443,907
1.63%, 05/15/31	340,910	298,882,189
1.63%, 11/15/50	229,500	147,489,609
1.75%, 06/30/24	151,540	146,567,594
1.75%, 07/31/24	69,380	66,984,222
1.75%, 12/31/24	140,400	134,778,516
1.75%, 03/15/25	101,700	97,345,969
1.75%, 12/31/26	61,870	57,906,453
1.75%, 01/31/29	170,700	155,030,274
1.75%, 08/15/41	271,420	197,373,231
1.88%, 08/31/24	91,100	87,975,555
1.88%, 06/30/26	5,000	4,728,906
1.88%, 07/31/26	24,900	23,516,883
1.88%, 02/28/27	178,100	167,052,234
1.88%, 02/28/29	159,200	145,506,313
1.88%, 02/15/32	422,760	373,680,206
1.88%, 02/15/41	130,200	97,812,750
1.88%, 02/15/51	575,700	393,904,734
1.88%, 11/15/51	233,450	159,001,336
2.00%, 04/30/24	110,200	107,147,977
2.00%, 05/31/24	184,050	178,629,153
2.00%, 06/30/24	124,294	120,555,470
2.00%, 02/15/25	180,068	173,308,417
2.00%, 08/15/25	326,715	312,957,237
2.00%, 11/15/26	181,000	171,115,704
2.00%, 11/15/41	98,760	74,826,131
2.00%, 02/15/50	102,000	72,372,188
2.00%, 08/15/51	466,600	328,369,750
2.13%, 03/31/24	10,900	10,632,609
2.13%, 07/31/24	215,509	209,026,894
2.13%, 09/30/24	100,000	96,855,469
2.13%, 11/30/24	76,050	73,513,020
2.13%, 05/15/25	245,800	236,505,687
2.13%, 05/31/26	75,300	71,817,375
2.25%, 03/31/24	7,750	7,570,781
2.25%, 04/30/24	67,895	66,176,408
2.25%, 10/31/24	20,000	19,380,469
2.25%, 11/15/24	214,966	208,197,931
2.25%, 12/31/24	75,300	72,858,633
2.25%, 11/15/25	159,829	153,635,626
2.25%, 03/31/26	68,500	65,722,539

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 02/15/27	$151,206	$143,976,368
2.25%, 08/15/27	146,750	139,125,880
2.25%, 11/15/27	153,750	145,401,856
2.25%, 05/15/41	276,900	220,741,219
2.25%, 08/15/46	118,960	89,944,913
2.25%, 08/15/49	106,500	80,141,250
2.25%, 02/15/52	252,900	188,687,109
2.38%, 08/15/24	259,717	252,625,508
2.38%, 04/30/26	61,600	59,251,500
2.38%, 05/15/27	190,870	182,161,556
2.38%, 03/31/29	244,200	229,242,750
2.38%, 05/15/29	191,600	179,729,782
2.38%, 02/15/42	141,000	113,769,375
2.38%, 11/15/49	229,400	177,390,719
2.38%, 05/15/51	133,000	102,243,750
2.50%, 04/30/24	75,500	73,783,555
2.50%, 05/15/24	51,100	49,896,355
2.50%, 05/31/24	183,940	179,492,388
2.50%, 01/31/25	35,340	34,322,595
2.50%, 02/28/26	92,350	89,197,114
2.50%, 03/31/27	109,200	104,789,344
2.50%, 02/15/45	50,824	40,730,671
2.50%, 02/15/46	152,800	121,738,625
2.50%, 05/15/46	123,517	98,331,112
2.63%, 03/31/25	5,000	4,865,039
2.63%, 04/15/25	97,100	94,422,165
2.63%, 12/31/25	86,500	83,898,243
2.63%, 01/31/26	86,000	83,379,688
2.63%, 05/31/27	132,700	127,827,422
2.63%, 02/15/29	211,491	201,527,792
2.63%, 07/31/29	145,500	138,293,203
2.75%, 02/28/25	90,500	88,269,316
2.75%, 05/15/25	150,000	146,191,407
2.75%, 06/30/25	141,900	138,230,555
2.75%, 08/31/25	173,108	168,672,108
2.75%, 04/30/27	169,300	163,903,563
2.75%, 07/31/27	119,500	115,616,250
2.75%, 02/15/28	222,702	215,029,221
2.75%, 05/31/29	285,900	273,905,603
2.75%, 08/15/32	429,850	406,812,727
2.75%, 08/15/42	106,523	91,060,521
2.75%, 11/15/42	128,580	109,574,269
2.75%, 08/15/47	219,000	182,317,500
2.75%, 11/15/47	158,550	132,042,422
2.88%, 04/30/25	48,000	46,888,125
2.88%, 05/31/25	146,800	143,416,719
2.88%, 06/15/25	277,400	271,006,798
2.88%, 07/31/25	183,900	179,647,313
2.88%, 11/30/25	110,400	107,760,750
2.88%, 05/15/28	252,994	245,305,355
2.88%, 08/15/28	219,930	213,125,916
2.88%, 04/30/29	176,320	170,148,800
2.88%, 05/15/32	489,500	468,543,281
2.88%, 05/15/43	90,184	78,206,438
2.88%, 08/15/45	153,125	130,874,023
2.88%, 11/15/46	54,000	46,102,500
2.88%, 05/15/49	42,000	35,982,188
2.88%, 05/15/52	205,000	175,403,125
3.00%, 06/30/24	229,620	225,278,747
3.00%, 07/31/24	294,400	288,707,499

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.00%, 07/15/25	$181,030	$177,296,256
3.00%, 09/30/25	163,100	159,697,837
3.00%, 10/31/25	127,600	124,928,375
3.00%, 05/15/42	43,150	38,491,148
3.00%, 11/15/44	99,727	87,448,113
3.00%, 05/15/45	121,400	106,111,188
3.00%, 11/15/45	65,100	56,850,609
3.00%, 02/15/47	116,190	101,285,002
3.00%, 05/15/47	152,118	132,556,576
3.00%, 02/15/48	153,550	133,996,367
3.00%, 08/15/48	109,290	95,526,291
3.00%, 02/15/49	31,400	27,519,156
3.00%, 08/15/52	203,680	178,888,325
3.13%, 08/15/25	159,300	156,437,578
3.13%, 08/31/27	9,200	9,039,000
3.13%, 11/15/28	197,515	193,456,685
3.13%, 08/31/29	208,900	204,330,313
3.13%, 11/15/41	53,900	49,276,391
3.13%, 02/15/42	71,800	65,495,063
3.13%, 02/15/43	58,700	53,031,781
3.13%, 08/15/44	60,519	54,240,154
3.13%, 05/15/48	96,860	86,538,356
3.25%, 08/31/24	104,180	102,483,006
3.25%, 06/30/29	175,480	172,820,381
3.25%, 05/15/42	155,200	143,729,750
3.38%, 08/15/42	40,000	37,675,000
3.38%, 05/15/44	84,200	78,674,375
3.38%, 11/15/48	45,550	42,653,305
3.50%, 09/15/25	136,970	135,718,009
3.50%, 01/31/28	172,900	172,724,399
3.50%, 04/30/28	80,000	80,021,875
3.50%, 01/31/30	161,000	161,100,625
3.50%, 04/30/30	80,000	80,151,443
3.50%, 02/15/33	355,800	357,912,562
3.50%, 02/15/39	24,000	23,838,750
3.63%, 03/31/28(b)	21,500	21,615,899
3.63%, 03/31/30	150,000	151,406,250
3.63%, 08/15/43	89,600	87,360,000
3.63%, 02/15/44	83,950	81,562,672
3.63%, 02/15/53	220,700	218,837,844
3.75%, 04/15/26	92,500	92,543,359
3.75%, 08/15/41	52,000	52,113,750
3.75%, 11/15/43	36,600	36,325,500
3.88%, 03/31/25	80,000	79,678,125
3.88%, 01/15/26	253,700	254,076,587
3.88%, 11/30/27	80,000	81,168,750
3.88%, 12/31/27	3,000	3,043,125
3.88%, 09/30/29	233,630	238,485,123
3.88%, 11/30/29	254,900	260,436,109
3.88%, 12/31/29	168,800	172,624,375
3.88%, 08/15/40	80,516	82,855,996
3.88%, 02/15/43	99,700	100,759,313
4.00%, 12/15/25	154,000	154,673,750
4.00%, 02/15/26	236,900	238,251,071
4.00%, 02/29/28	190,000	194,185,938
4.00%, 10/31/29	168,150	172,931,766
4.00%, 02/28/30	205,600	211,960,750
4.00%, 11/15/42	130,000	133,900,000
4.00%, 11/15/52	150,000	159,234,375
4.13%, 01/31/25	197,100	196,792,031

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.13%, 09/30/27	$267,000	$273,049,219
4.13%, 10/31/27	30,000	30,700,781
4.13%, 11/15/32	407,700	430,378,312
4.25%, 09/30/24	192,600	192,065,835
4.25%, 12/31/24	214,200	214,107,960
4.25%, 10/15/25	170,620	172,032,947
4.25%, 05/15/39	17,340	18,797,644
4.25%, 11/15/40	28,889	31,136,925
4.38%, 10/31/24	196,900	196,815,394
4.38%, 02/15/38	32,000	35,235,000
4.38%, 11/15/39	50,933	55,875,093
4.38%, 05/15/40	32,403	35,516,726
4.38%, 05/15/41	15,949	17,421,790
4.50%, 11/30/24	96,800	97,030,656
4.50%, 11/15/25	191,900	194,808,484
4.50%, 02/15/36	27,685	30,907,707
4.50%, 05/15/38	27,000	30,083,906
4.50%, 08/15/39	50,207	56,012,184
4.63%, 02/28/25	136,600	137,736,554
4.63%, 03/15/26	192,980	197,608,506
4.63%, 02/15/40	45,950	51,930,680
4.75%, 02/15/37	21,977	25,163,665
4.75%, 02/15/41	91,158	104,318,936
5.00%, 05/15/37	53,658	62,838,548
5.25%, 11/15/28	29,377	31,857,980
5.25%, 02/15/29	60,090	65,253,984
5.50%, 08/15/28(b)	77,000	84,062,344
6.00%, 02/15/26	9,468	9,997,616
6.13%, 08/15/29	14,600	16,704,453
6.25%, 05/15/30	5,000	5,854,688
6.50%, 11/15/26	26,950	29,417,609
6.63%, 02/15/27(b)	28,800	31,788,000
6.75%, 08/15/26	14,400	15,703,875
6.88%, 08/15/25	6,265	6,659,989

		37,120,854,855

Total U.S. Government & Agency Obligations — 69.7% (Cost: $67,550,581,400)		62,125,776,633

Total Long-Term Investments — 99.1% (Cost: $96,723,600,132)		88,343,975,729

Short-Term Securities

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(j)(k)	3,568,670	3,569,740,719

Security	Shares/ Par (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(j)(k)(l)	309,860	$309,859,546

Total Short-Term Securities — 4.3% (Cost: $3,878,193,513)		3,879,600,265

Total Investments Before TBA Sales Commitments — 103.4% (Cost: $100,601,793,645)		92,223,575,994

TBA Sales Commitments(h)

Mortgage-Backed Securities — (0.1)%
Uniform Mortgage-Backed Securities
2.50%, 05/11/53	(33,850)	(29,308,679)
4.00%, 06/25/52	(19,225)	(18,376,396)
5.00%, 05/11/53	(22,291)	(22,163,001)
5.50%, 05/11/53	(23,000)	(23,188,672)

Total TBA Sales Commitments — (0.1)% (Proceeds: $(93,256,683))		(93,036,748)

Total Investments, Net of TBA Sales Commitments — 103.3% (Cost: $100,508,536,962)		92,130,539,246

Liabilities in Excess of Other Assets — (3.3)%		(2,965,039,828)

Net Assets — 100.0%		$89,165,499,418

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Represents or includes a TBA transaction.
(i)	Rounds to less than 1,000.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Core U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$404,562,261	$—	$404,562,261
Collaterized Mortgage Obligations	—	852,498,768	—	852,498,768
Corporate Bonds & Notes	—	22,581,018,078	—	22,581,018,078
Foreign Government and Agency Obligations	—	1,839,866,295	—	1,839,866,295
Municipal Debt Obligations	—	540,253,694	—	540,253,694
U.S. Government & Agency Obligations	—	62,125,776,633	—	62,125,776,633
Short-Term Securities
Money Market Funds	3,879,600,265	—	—	3,879,600,265
Liabilities
Investments
TBA Sales Commitments	—	(93,036,748)	—	(93,036,748)

	$3,879,600,265	$88,250,938,981	$—	$92,130,539,246

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.9%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/23)(a)(b)	$20,439	$18,446,410
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	17,175	12,709,500
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	15,975	12,084,608
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	9,023	7,754,321
3.75%, 02/15/28 (Call 02/15/24)(b)	10,113	9,355,171
4.00%, 02/15/30 (Call 02/15/25)(b)	9,623	8,631,663
4.88%, 01/15/29 (Call 01/15/24)(b)	6,603	6,274,282
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	8,578	7,337,258
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	7,935	6,747,868
5.00%, 08/15/27 (Call 08/15/23)(a)(b)	10,884	10,075,387
6.25%, 06/15/25 (Call 06/15/23)(a)(b)	6,297	6,315,576
Stagwell Global LLC, 5.63%, 08/15/29
(Call 08/15/24)(a)(b)	18,455	15,946,043
Terrier Media Buyer Inc., 8.88%, 12/15/27
(Call 12/15/23)(a)(b)	17,353	13,453,781

		135,131,868

Aerospace & Defense — 2.7%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	12,398	11,745,832
7.13%, 06/15/26 (Call 06/15/23)(a)	19,693	19,597,400
7.50%, 03/15/25 (Call 05/29/23)(a)(b)	1,763	1,763,000
7.50%, 02/01/29 (Call 02/01/26)(a)(b)	12,530	12,310,725
7.88%, 04/15/27 (Call 04/15/24)(a)(b)	31,666	31,593,168
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(b)	11,385	10,243,768
5.13%, 10/01/24 (Call 07/01/24)	10,826	10,833,903
6.88%, 05/01/25 (Call 04/01/25)(b)	8,222	8,463,916
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	16,845	15,941,372
5.75%, 10/15/27 (Call 07/15/27)(a)(b)	16,896	16,778,362
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	11,419	9,648,104
7.50%, 04/15/25 (Call 04/15/24)(a)(b)	20,631	20,501,747
9.38%, 11/30/29 (Call 11/30/25)(a)	15,554	16,720,550
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	19,816	17,933,480
4.88%, 05/01/29 (Call 05/01/24)(b)	12,563	11,400,922
5.50%, 11/15/27 (Call 11/15/23)(b)	43,483	41,743,680
6.25%, 03/15/26 (Call 03/15/24)(a)	65,161	65,480,289
6.38%, 06/15/26 (Call 06/15/23)	15,946	15,916,021
6.75%, 08/15/28 (Call 02/15/25)(a)(b)	34,495	35,012,425
7.50%, 03/15/27 (Call 03/15/24)(b)	9,007	9,052,035
TransDigm UK Holdings PLC, 6.88%, 05/15/26
(Call 05/15/23)	8,741	8,798,909
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/15/23)(b)	8,427	7,830,091
9.00%, 03/15/28 (Call 03/15/25)(a)(b)	19,816	20,025,851

		419,335,550

Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/24)(a)	8,445	8,277,223
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	16,860	16,691,400

Security	Par (000)	Value

Agriculture (continued)
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	$14,269	$12,770,755
10.50%, 11/01/26 (Call 11/01/23)(a)(b)	9,401	9,464,249

		47,203,627

Airlines — 2.2%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	20,039	18,561,124
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	8,030	7,549,204
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)(b)	12,452	12,109,570
11.75%, 07/15/25(a)	41,784	45,949,865
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	57,298	56,294,955
5.75%, 04/20/29(a)	48,866	46,483,372
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	15,008	14,513,486
3.75%, 10/28/29 (Call 07/28/29)(b)	10,003	8,988,967
4.38%, 04/19/28 (Call 01/19/28)(b)	8,733	8,230,852
7.38%, 01/15/26 (Call 12/15/25)(b)	13,852	14,600,493
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	19,345	18,024,863
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	18,286	18,468,959
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)(b)	33,839	32,313,562
4.63%, 04/15/29 (Call 10/15/25)(a)	33,126	29,979,030

		332,068,302

Apparel — 0.2%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	15,088	14,239,300
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	9,657	9,872,521

		24,111,821

Auto Manufacturers — 4.3%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	15,996	13,710,572
4.75%, 10/01/27 (Call 10/01/23)(a)(b)	7,256	6,942,636
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	8,162	8,002,229
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	19,854	19,506,555
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	34,966	27,142,357
4.35%, 12/08/26 (Call 09/08/26)(b)	19,283	18,626,776
6.10%, 08/19/32 (Call 05/19/32)(b)	25,349	24,209,965
9.63%, 04/22/30 (Call 01/22/30)(b)	6,213	7,209,915
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	15,803	14,738,668
2.70%, 08/10/26 (Call 07/10/26)	20,522	18,213,275
2.90%, 02/16/28 (Call 12/16/27)(b)	10,348	8,938,085
2.90%, 02/10/29 (Call 12/10/28)	10,716	8,877,242
3.38%, 11/13/25 (Call 10/13/25)	29,979	27,845,994
3.63%, 06/17/31 (Call 03/17/31)	14,592	12,025,425
3.66%, 09/08/24	8,200	7,912,720
3.81%, 01/09/24 (Call 11/09/23)(b)	635	624,531
3.82%, 11/02/27 (Call 08/02/27)	10,440	9,377,861
4.00%, 11/13/30 (Call 08/13/30)(b)	22,307	19,128,253
4.06%, 11/01/24 (Call 10/01/24)	18,253	17,758,161
4.13%, 08/04/25	20,370	19,348,190
4.13%, 08/17/27 (Call 06/17/27)	16,761	15,381,737
4.27%, 01/09/27 (Call 11/09/26)	12,880	11,943,874

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.39%, 01/08/26	$16,435	$15,574,217
4.54%, 08/01/26 (Call 06/01/26)	9,211	8,686,081
4.69%, 06/09/25 (Call 04/09/25)	7,040	6,804,394
4.95%, 05/28/27 (Call 04/28/27)(b)	19,482	18,484,490
5.11%, 05/03/29 (Call 02/03/29)(b)	20,618	19,338,653
5.13%, 06/16/25 (Call 05/16/25)	23,542	22,941,022
5.58%, 03/18/24 (Call 02/18/24)	8,445	8,389,731
6.80%, 05/12/28 (Call 04/12/28)	21,338	21,350,803
6.95%, 03/06/26 (Call 02/06/26)(b)	18,441	18,608,632
7.35%, 11/04/27 (Call 10/04/27)(b)	20,884	21,534,075
7.35%, 03/06/30 (Call 01/06/30)	16,677	17,094,592
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	7,878	6,620,150
5.50%, 07/15/29 (Call 07/15/24)(a)	8,901	7,365,578
5.88%, 01/15/28 (Call 01/15/24)(a)	10,655	9,175,553
7.75%, 10/15/25 (Call 10/15/23)(a)	12,763	12,699,345
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/26
(Call 08/16/26)(a)	15,850	13,526,661
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(a)	12,619	11,113,444
2.75%, 03/09/28 (Call 01/09/28)(a)	9,823	8,179,722
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(a)	18,566	17,370,719
4.35%, 09/17/27 (Call 07/17/27)(a)(b)	40,769	37,346,500
4.81%, 09/17/30 (Call 06/17/30)(a)(b)	40,909	35,965,286

		655,634,669

Auto Parts & Equipment — 1.6%
Adient Global Holdings, 8.25%, 04/15/31
(Call 04/15/26)(b)	7,978	8,196,149
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/15/23)(a)(b)	12,919	12,418,389
7.00%, 04/15/28 (Call 04/15/25)(b)	8,537	8,760,266
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	10,106	8,388,991
6.50%, 04/01/27 (Call 04/01/24)(b)	7,810	7,237,527
6.88%, 07/01/28 (Call 07/01/23)(b)	6,946	6,259,388
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/23)(a)(b)	5,828	5,841,492
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/15/23)(a)(b)	14,616	14,532,744
6.75%, 05/15/28 (Call 05/15/25)	2,000	2,004,375
8.50%, 05/15/27 (Call 05/15/23)(a)(b)	32,599	32,797,528
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25
(Call 05/29/23)(a)	6,080	6,020,530
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	6,693	5,445,231
5.38%, 11/15/27 (Call 11/15/23)(b)	7,805	7,338,690
5.63%, 06/15/28 (Call 06/15/23)(b)	6,390	5,913,926
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	12,806	12,124,080
5.00%, 05/31/26 (Call 05/31/23)(b)	14,506	14,099,687
5.00%, 07/15/29 (Call 04/15/29)(b)	13,696	12,166,499
5.25%, 04/30/31 (Call 01/30/31)(b)	9,095	7,917,044
5.25%, 07/15/31 (Call 04/15/31)(b)	9,921	8,556,863
5.63%, 04/30/33 (Call 01/30/33)(b)	7,547	6,522,281
9.50%, 05/31/25 (Call 05/31/23)	13,522	13,889,368
ZF North America Capital Inc.
4.75%, 04/29/25(a)	18,499	18,105,704
6.88%, 04/14/28 (Call 03/14/28)(a)	6,366	6,545,521

Security	Par (000)	Value

Auto Parts & Equipment (continued)
7.13%, 04/14/30 (Call 02/14/30)(a)(b)	$10,720	$11,068,400

		242,150,673

Banks — 0.9%
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	10,755	8,711,550
7.63%, 05/01/26 (Call 05/01/23)(a)	10,808	9,240,840
8.13%, 11/15/24 (Call 05/30/23)(a)	7,251	7,005,581
8.25%, 04/15/25 (Call 05/30/23)(a)(b)	9,140	8,500,200
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31),
(1-year CMT + 2.600%)(a)(c)	12,408	9,424,463
5.02%, 06/26/24(a)	26,708	26,051,125
5.71%, 01/15/26(a)(b)	24,845	23,933,251
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30),
(5-year CMT + 4.750%)(a)(b)(c)	21,456	18,274,605
5.86%, 06/19/32 (Call 06/19/27),
(5-year USD ICE Swap + 3.703%)(a)(b)(c)	16,005	14,734,344
7.30%, 04/02/34 (Call 04/02/29),
(5-year USD ICE Swap + 4.914%)(a)(b)(c)	19,359	18,489,322

		144,365,281

Building Materials — 1.1%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	21,387	18,707,209
5.00%, 03/01/30 (Call 03/01/25)(a)	8,992	8,415,089
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	11,157	11,114,046
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 07/22/24)(a)(b)	11,403	10,804,343
Cornerstone Building Brands Inc., 6.13%, 01/15/29
(Call 09/15/23)(a)(b)	512	389,120
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/24)(b)	16,578	15,219,885
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 05/30/23)(a)	6,244	6,028,868
4.88%, 12/15/27 (Call 12/15/23)(a)(b)	6,314	5,519,423
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(Call 11/01/23)(a)(b)	17,795	16,641,662
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	17,693	14,019,031
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	26,553	22,901,962
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	16,390	15,298,601
5.00%, 02/15/27 (Call 02/15/24)(a)	13,659	13,078,492
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)(b)	11,587	11,009,967

		169,147,698

Chemicals — 1.8%
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	12,777	10,477,140
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	6,983	5,146,471
Avient Corp.
5.75%, 05/15/25 (Call 05/15/23)(a)(b)	10,645	10,639,677
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	12,039	12,327,686
Axalta Coating Systems LLC, 3.38%, 02/15/29
(Call 02/15/24)(a)(b)	10,719	9,302,350
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27
(Call 06/15/23)(a)(b)	8,306	8,016,038
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	10,389	8,537,265
5.38%, 05/15/27 (Call 02/15/27)(b)	8,484	7,891,048

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	$12,934	$11,430,422
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	11,776	11,246,080
5.25%, 12/15/29 (Call 09/15/29)	12,161	11,416,139
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	9,452	7,675,792
4.88%, 06/01/24 (Call 03/03/24)(a)	17,243	17,005,995
5.00%, 05/01/25 (Call 01/31/25)(a)	7,570	7,320,871
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	17,313	15,704,333
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	8,614	8,032,555
5.13%, 09/15/27 (Call 03/15/24)	8,471	8,190,974
5.63%, 08/01/29 (Call 08/01/24)(b)	10,602	10,336,950
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)(b)	13,387	11,395,684
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	6,435	5,131,913
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	18,070	16,262,218
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	11,429	9,486,070
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	16,789	13,934,870
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)(b)	9,198	7,645,883
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	5,137	5,038,220
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)(b)	12,195	11,580,524
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	18,598	16,005,625

		277,178,793

Commercial Services — 4.4%
ADT Security Corp. (The), 4.13%, 08/01/29
(Call 08/01/28)(a)(b)	16,611	14,566,186
Albion Financing 1 SARL/Aggreko Holdings Inc.,
6.13%, 10/15/26 (Call 10/15/23)(a)	9,019	8,214,325
Albion Financing 2Sarl, 8.75%, 04/15/27
(Call 10/15/23)(a)(b)	7,118	6,145,800
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	15,879	12,392,969
6.63%, 07/15/26 (Call 07/15/23)(a)	32,564	31,342,850
9.75%, 07/15/27 (Call 07/15/23)(a)(b)	17,344	16,129,920
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/28 (Call 06/01/24)(a)	20,076	17,441,025
4.63%, 06/01/28 (Call 06/01/24)(a)(b)	12,688	11,022,700
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	12,574	11,222,295
6.75%, 02/15/27 (Call 02/15/24)(a)(b)	9,779	9,789,736
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	8,420	7,556,950
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	9,757	8,859,193
5.75%, 07/15/27 (Call 07/15/23)(a)(b)	6,691	6,375,570
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	15,991	14,425,109
3.50%, 06/01/31 (Call 03/01/31)(b)	16,047	13,078,305
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/23)(a)(b)	9,597	9,087,159
5.50%, 07/15/25 (Call 06/18/23)(a)(b)	7,212	7,161,742
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(a)(b)	9,380	8,605,751
6.00%, 06/01/29 (Call 06/01/24)(a)	7,902	6,499,395
7.75%, 02/15/28 (Call 02/15/25)(a)(b)	6,532	6,564,660

Security	Par (000)	Value

Commercial Services (continued)
9.50%, 11/01/27 (Call 11/01/23)(a)(b)	$9,974	$9,564,846
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	9,744	8,644,877
3.75%, 10/01/30 (Call 10/01/25)(a)	12,979	11,307,954
4.50%, 07/01/28 (Call 07/01/23)(a)	14,289	13,475,956
Grand Canyon University
4.13%, 10/01/24	8,324	7,929,066
5.13%, 10/01/28 (Call 08/01/28)(b)	6,512	5,907,361
Herc Holdings Inc., 5.50%, 07/15/27
(Call 07/15/23)(a)(b)	20,270	19,321,388
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)(b)	8,500	7,672,100
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	16,414	13,448,606
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	17,758	13,584,870
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	21,490	13,538,700
Neptune Bidco U.S. Inc., 9.29%, 04/15/29
(Call 10/15/25)(a)	42,731	40,220,554
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 06/15/23)(a)(b)	8,679	8,665,077
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	17,104	15,305,742
5.25%, 04/15/24(a)(b)	8,537	8,489,200
5.75%, 04/15/26(a)(b)	21,681	21,502,132
6.25%, 01/15/28 (Call 01/15/24)(a)(b)	21,804	20,383,334
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 05/30/23)(a)(b)	14,291	12,701,126
9.25%, 04/15/25 (Call 03/16/25)(a)	13,147	12,128,108
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	9,258	8,112,323
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	14,138	12,040,055
4.00%, 05/15/31 (Call 05/15/26)(b)	12,866	11,354,502
4.63%, 12/15/27 (Call 12/15/23)(b)	9,180	8,880,824
5.13%, 06/01/29 (Call 06/01/24)(b)	12,265	11,838,353
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(a)(b)	12,765	11,959,209
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(b)	12,225	10,489,295
3.88%, 11/15/27 (Call 05/09/23)(b)	12,176	11,430,220
3.88%, 02/15/31 (Call 08/15/25)(b)	17,885	15,714,655
4.00%, 07/15/30 (Call 07/15/25)(b)	12,383	11,059,567
4.88%, 01/15/28 (Call 01/15/24)	27,378	26,365,408
5.25%, 01/15/30 (Call 01/15/25)(b)	12,723	12,306,958
5.50%, 05/15/27 (Call 05/15/23)(b)	7,422	7,368,356
Verscend Escrow Corp., 9.75%, 08/15/26
(Call 08/15/23)(a)(b)	17,255	17,370,241
Williams Scotsman International Inc., 4.63%, 08/15/28
(Call 08/15/23)(a)	7,795	7,227,134

		673,789,737

Computers — 1.4%
Condor Merger Sub Inc., 7.38%, 02/15/30
(Call 02/15/25)(a)(b)	33,006	27,436,237
Diebold Nixdorf Inc.
8.50%, 10/15/26 (Call 05/22/23)(a)	381	69,642
9.38%, 07/15/25 (Call 05/15/23)(a)(b)	7,929	3,637,904
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)(b)	10,943	9,564,410
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	20,255	17,520,069
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	7,493	6,298,413
5.75%, 09/01/27 (Call 09/01/23)(a)(b)	8,505	8,324,816

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	$8,255	$8,095,150
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/24)(a)(b)	9,227	8,742,852
8.25%, 02/01/28 (Call 02/01/24)(a)(b)	8,726	8,224,255
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	8,123	7,036,549
4.75%, 01/01/25(b)	8,339	8,088,830
4.88%, 03/01/24 (Call 01/01/24)	3,414	3,366,569
4.88%, 06/01/27 (Call 03/01/27)(b)	8,359	8,004,787
9.63%, 12/01/32 (Call 12/01/27)(a)(b)	12,759	13,954,697
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)(b)	21,518	22,736,107
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	8,910	7,062,233
3.10%, 02/01/32 (Call 11/01/31)(b)	8,795	6,391,452
4.75%, 02/15/26 (Call 11/15/25)	38,242	36,371,148

		210,926,120

Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/24)(a)(b)	14,706	14,368,497
6.50%, 04/15/26 (Call 04/15/24)(a)(b)	7,472	7,439,310
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29
(Call 01/15/25)(a)	8,750	8,256,588
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	8,153	7,266,361
5.50%, 06/01/28 (Call 06/01/23)(a)	13,017	12,502,346

		49,833,102

Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	6,386	5,499,517
4.00%, 01/15/28 (Call 01/15/24)(a)	11,536	10,636,192
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 12/15/23)(a)(b)	20,964	18,133,860
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)(b)	6,470	6,696,450
7.75%, 03/15/31 (Call 03/15/26)(a)(b)	12,239	13,009,547
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 11/15/23)(a)	9,458	475,264
9.00%, 11/15/26 (Call 11/15/23)(a)(b)	13,501	1,309,597

		55,760,427

Diversified Financial Services — 3.5%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24),
(5-year CMT + 4.535%)(b)(c)	11,464	10,724,696
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/24)(a)(b)	8,321	7,732,955
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27
(Call 09/30/24)(a)(b)	8,491	8,724,503
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/20/25)(b)	17,230	16,734,637
6.70%, 02/14/33 (Call 11/16/32)(b)	8,395	7,559,698
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	16,233	9,775,431
3.63%, 10/01/31 (Call 10/01/26)(a)	16,117	8,997,296
Curo Group Holdings Corp., 7.50%, 08/01/28
(Call 08/01/24)(a)(b)	11,467	4,528,211
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 08/15/28 (Call 08/15/24)(a)(b)	16,071	13,538,260
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)(b)	7,868	4,354,938
6.50%, 11/01/25 (Call 11/01/23)(a)(b)	8,069	5,708,818

Security	Par (000)	Value

Diversified Financial Services (continued)
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)(b)	$6,838	$6,122,706
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	2,878	2,551,146
4.63%, 11/15/27 (Call 11/15/23)(a)(b)	3,181	3,001,005
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)(b)	6,690	5,473,038
6.50%, 05/01/28 (Call 05/01/24)(a)	16,209	14,628,623
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	10,454	8,601,682
5.50%, 08/15/28 (Call 08/15/23)(a)(b)	14,431	12,879,668
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	9,944	8,307,953
6.00%, 01/15/27 (Call 01/15/24)(a)(b)	9,702	9,174,076
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	8,118	6,970,597
5.00%, 03/15/27 (Call 09/15/26)(b)	11,563	10,405,345
5.50%, 03/15/29 (Call 06/15/28)(b)	12,367	10,664,373
5.88%, 10/25/24	8,695	8,545,863
6.13%, 03/25/24(b)	5,193	5,148,081
6.75%, 06/25/25	8,393	8,274,374
6.75%, 06/15/26(b)	8,062	7,881,865
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)(b)	9,291	8,458,294
6.88%, 08/15/28 (Call 08/15/23)(a)(b)	34,176	29,831,376
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	12,622	10,748,264
3.88%, 09/15/28 (Call 09/15/24)	10,026	8,096,574
4.00%, 09/15/30 (Call 09/15/25)(b)	13,899	10,546,631
5.38%, 11/15/29 (Call 05/15/29)(b)	12,177	10,243,901
6.13%, 03/15/24 (Call 09/15/23)(b)	10,068	9,915,797
6.63%, 01/15/28 (Call 07/15/27)(b)	12,948	12,035,415
6.88%, 03/15/25(b)	20,578	20,189,969
7.13%, 03/15/26	26,226	25,597,003
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	10,739	8,832,662
5.38%, 10/15/25 (Call 10/15/23)(a)	11,096	10,474,402
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	8,248	6,887,905
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)	7,502	7,509,783
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)(b)	18,852	16,761,081
3.63%, 03/01/29 (Call 03/09/24)(a)(b)	12,311	10,391,715
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	20,759	16,814,790
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	14,106	11,037,945
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	8,110	7,096,250
4.20%, 10/29/25 (Call 09/29/25)	8,112	7,493,460
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	12,540	11,525,012
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/23)(a)	13,128	12,504,420
5.50%, 04/15/29 (Call 03/30/24)(a)	11,293	9,753,708
5.75%, 06/15/27 (Call 06/15/24)(a)	8,663	7,946,624
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	16,266	14,070,090
7.88%, 05/01/27 (Call 04/26/24)(a)(b)	7,852	7,453,511

		539,226,420

Electric — 2.5%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	14,485	12,311,626
4.50%, 02/15/28 (Call 02/15/24)(a)(b)	20,373	18,998,246
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	10,479	9,081,616

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.00%, 02/01/31 (Call 02/01/26)(a)	$13,858	$11,675,365
5.13%, 03/15/28 (Call 03/15/24)(a)(b)	23,610	21,833,853
5.25%, 06/01/26 (Call 06/01/23)(a)(b)	6,642	6,466,139
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	15,120	12,941,687
4.75%, 03/15/28 (Call 03/15/24)(a)(b)	13,893	13,243,502
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	6,082	5,841,781
4.35%, 04/15/29 (Call 01/15/29)(b)	6,859	6,265,697
Edison International, 8.13%, 06/15/53 (Call 03/15/28),
(5-year CMT + 3.864%)(c)	8,238	8,474,842
Emera Inc., Series 16-A, 6.75%, 06/15/76
(Call 06/15/26), (3-mo. LIBOR US + 5.440%)(b)(c)	19,661	18,806,024
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	9,724	8,385,763
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	7,116	5,918,650
Series B, 4.15%, 07/15/27 (Call 04/15/27)	25,091	24,400,997
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	8,262	7,746,241
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	7,817	7,695,211
4.25%, 09/15/24 (Call 07/15/24)(a)	243	234,330
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	9,355	8,815,691
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	8,055	6,826,612
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	16,660	13,506,400
3.88%, 02/15/32 (Call 02/15/27)(a)	17,506	14,136,095
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	12,589	11,639,655
5.75%, 01/15/28 (Call 01/15/24)(b)	13,707	13,376,992
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	16,772	15,811,489
5.25%, 07/01/30 (Call 06/15/25)(b)	16,611	15,345,895
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	21,041	18,832,446
5.00%, 07/31/27 (Call 07/31/23)(a)(b)	21,350	20,334,351
5.50%, 09/01/26 (Call 09/01/23)(a)(b)	17,307	17,049,558
5.63%, 02/15/27 (Call 02/15/24)(a)	22,026	21,475,350

		377,472,104

Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	13,367	11,682,200
4.75%, 06/15/28 (Call 07/01/23)(a)	10,282	9,277,577
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/23)(a)(b)	20,829	21,177,886
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	22,597	23,242,235

		65,379,898

Electronics — 0.6%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	33,278	28,817,084
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)(b)	16,194	14,619,538
5.00%, 10/01/25(a)	12,108	11,933,060
5.63%, 11/01/24(a)	6,105	6,117,195
5.88%, 09/01/30 (Call 09/01/25)(a)(b)	8,216	8,087,836
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	12,349	10,728,194
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	7,511	6,847,644

		87,150,551

Security	Par (000)	Value

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	$11,417	$10,595,106
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	11,500	11,011,250

		21,606,356

Engineering & Construction — 0.1%
Brand Industrial Services Inc., 8.50%, 07/15/25
(Call 07/15/23)(a)(b)	11,332	10,595,420

Entertainment — 3.3%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29
(Call 02/15/25)(a)(b)	15,507	11,242,575
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	19,552	17,156,880
6.25%, 07/01/25 (Call 07/01/23)(a)(b)	54,747	54,903,839
7.00%, 02/15/30 (Call 02/15/26)(a)(b)	33,347	33,679,430
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	29,560	30,151,200
Caesars Resort Collection LLC/CRC Finco Inc.,
5.75%, 07/01/25 (Call 07/01/23)(a)(b)	13,647	13,798,823
CDI Escrow Issuer Inc., 5.75%, 04/01/30
(Call 04/01/25)(a)(b)	20,552	19,806,784
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	8,500	7,903,215
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/24)(b)	7,962	7,626,004
5.50%, 05/01/25 (Call 05/01/23)(a)(b)	14,551	14,506,569
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	11,988	11,375,413
5.50%, 04/01/27 (Call 04/01/24)(a)(b)	10,044	9,802,090
6.75%, 05/01/31	4,183	4,210,399
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	12,525	11,201,493
5.88%, 03/15/26 (Call 03/15/24)(a)(b)	6,987	6,663,851
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/24)(a)(b)	12,468	12,013,424
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	12,502	12,006,590
6.25%, 01/15/27 (Call 07/15/26)(a)	12,234	12,402,218
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	7,197	7,286,171
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	8,006	7,193,471
4.75%, 10/15/27 (Call 10/15/23)(a)(b)	15,701	14,562,677
4.88%, 11/01/24 (Call 05/30/23)(a)(b)	8,645	8,617,444
6.50%, 05/15/27 (Call 05/15/23)(a)	19,455	19,811,221
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 05/15/23)(a)(b)	1,643	1,625,913
8.00%, 02/01/26 (Call 02/01/24)(a)(b)	19,744	17,670,880
Odeon Finco PLC, 12.75%, 11/01/27
(Call 11/01/24)(a)(b)	6,443	6,136,958
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	12,401	8,974,511
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	12,559	8,825,837
Resorts World Las Vegas LLC/RWLV Capital Inc.,
4.63%, 04/16/29 (Call 01/16/29)(a)(b)	15,796	12,752,457
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	11,920	11,921,973
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	8,823	8,854,983
8.63%, 07/01/25 (Call 07/01/23)(a)	9,324	9,545,363
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 05/30/23)(a)(b)	10,461	10,463,249
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	8,011	7,660,519

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
7.25%, 05/15/31 (Call 05/03/26)	$13,255	$12,956,762
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 07/01/23)(a)	103	104,169
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	13,071	10,742,183
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	9,094	8,002,720
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	8,753	7,709,205
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	12,374	11,419,754
7.13%, 02/15/31 (Call 11/15/30)(a)(b)	10,178	10,435,503

		513,724,720

Environmental Control — 0.9%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/23)(a)(b)	8,967	8,690,753
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	8,584	8,766,410
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)(b)	12,163	10,844,328
5.00%, 09/01/30 (Call 09/01/25)(b)	6,618	5,848,658
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	11,698	10,640,660
3.75%, 08/01/25 (Call 08/01/23)(a)(b)	12,381	11,948,779
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	12,293	11,204,256
4.25%, 06/01/25 (Call 06/01/23)(a)	8,532	8,304,867
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	8,894	8,071,962
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	11,794	10,968,420
5.13%, 12/15/26 (Call 12/15/23)(a)(b)	7,881	7,771,510
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	11,200	9,865,363
5.88%, 06/30/29 (Call 06/30/24)(a)(b)	16,840	13,255,887
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	8,154	7,363,118
5.38%, 07/15/24 (Call 06/07/23)(a)	10,182	10,154,363

		143,699,334

Food — 2.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(a)(b)	12,575	11,886,016
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	22,054	19,540,914
4.63%, 01/15/27 (Call 01/15/24)(a)	23,252	22,467,245
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	16,600	15,552,747
5.88%, 02/15/28 (Call 08/15/23)(a)	12,727	12,567,912
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	12,653	12,852,529
7.50%, 03/15/26 (Call 03/15/24)(a)(b)	8,611	8,891,288
B&G Foods Inc.
5.25%, 04/01/25 (Call 05/30/23)(b)	15,720	14,855,400
5.25%, 09/15/27 (Call 03/01/24)(b)	9,111	7,986,019
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	16,008	14,652,122
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	11,776	10,757,914
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	8,806	8,654,464
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	16,668	15,167,880
5.50%, 10/15/27 (Call 10/15/23)(a)(b)	18,006	17,653,007
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	15,467	12,431,601
4.25%, 04/15/31 (Call 04/15/26)	16,898	14,688,046
5.88%, 09/30/27 (Call 09/30/23)(a)	14,407	14,371,343
6.25%, 07/01/33 (Call 04/01/33)	8,135	8,044,213

Security	Par (000)	Value

Food (continued)
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	$22,242	$19,461,750
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	24,131	21,808,391
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	20,519	19,518,699
5.63%, 01/15/28 (Call 12/01/23)(a)(b)	15,661	15,302,510
5.75%, 03/01/27 (Call 03/01/24)(a)(b)	7,910	7,854,250
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	9,252	8,459,798
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	15,029	13,993,341
6.25%, 04/15/25 (Call 04/15/24)(a)	15,453	15,537,567

		364,956,966

Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/30/23)(a)(b)	9,697	9,611,426
5.00%, 02/01/28 (Call 02/01/24)(a)(b)	19,343	18,400,029
6.38%, 05/01/25 (Call 05/01/23)(a)	24,689	24,778,169
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)(b)	7,185	6,385,669
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	11,188	7,549,103

		66,724,396

Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29
(Call 02/01/24)(b)	14,674	12,220,507

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	11,448	11,132,659
5.63%, 05/20/24 (Call 03/20/24)	10,406	10,351,697
5.75%, 05/20/27 (Call 02/20/27)	8,564	8,098,291
5.88%, 08/20/26 (Call 05/20/26)	11,425	11,048,448

		40,631,095

Health Care - Products — 1.1%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	12,847	11,456,312
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	25,490	23,984,497
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	15,047	13,555,949
4.63%, 02/01/28 (Call 02/01/24)(a)	6,112	5,943,920
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	71,819	62,841,625
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	41,874	36,215,776
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	8,304	7,802,491
4.63%, 11/15/27 (Call 11/15/23)(b)	8,164	7,881,219

		169,681,789

Health Care - Services — 4.5%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	9,222	7,862,908
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	10,748	9,227,158
5.00%, 07/15/27 (Call 07/15/23)(a)(b)	8,154	7,827,840
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	7,973	6,999,696
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	8,489	7,391,443
4.25%, 05/01/28 (Call 05/01/23)(a)	8,527	7,797,113
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	17,253	13,893,841
5.25%, 05/15/30 (Call 05/15/25)(a)(b)	25,261	21,041,150
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	31,138	28,763,727
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	14,136	12,528,030

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	$22,008	$15,641,039
6.88%, 04/01/28 (Call 04/01/24)(a)(b)	12,029	8,800,550
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	27,253	20,167,220
8.00%, 03/15/26 (Call 03/15/24)(a)(b)	34,566	34,229,351
8.00%, 12/15/27 (Call 12/15/23)(a)(b)	11,840	11,738,497
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	24,492	19,763,295
4.63%, 06/01/30 (Call 06/01/25)(a)	43,753	38,093,838
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)(b)	12,779	12,070,835
4.63%, 04/01/31 (Call 03/30/26)	6,775	6,077,175
4.75%, 02/01/30 (Call 02/01/25)(b)	12,473	11,488,343
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/23)(a)	18,027	17,711,528
5.00%, 05/15/27 (Call 05/15/23)(a)(b)	17,587	17,154,887
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 05/30/23)(a)(b)	9,973	8,456,273
6.75%, 04/15/25 (Call 04/15/24)(a)(b)	10,719	10,317,038
Lifepoint Health Inc., 5.38%, 01/15/29
(Call 01/15/24)(a)(b)	8,560	5,371,400
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29
(Call 10/01/24)(a)	8,327	6,705,733
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(a)(b)	8,298	7,934,963
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	10,762	9,470,560
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	12,876	11,047,608
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	13,184	12,360,000
Radiology Partners Inc., 9.25%, 02/01/28
(Call 02/01/24)(a)(b)	11,873	5,276,658
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(a)(b)	23,303	19,423,050
RP Escrow Issuer LLC, 5.25%, 12/15/25
(Call 12/15/23)(a)(b)	12,847	9,022,252
Select Medical Corp., 6.25%, 08/15/26
(Call 08/15/23)(a)(b)	20,428	19,968,370
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	22,896	21,007,080
4.38%, 01/15/30 (Call 12/01/24)	23,621	21,799,348
4.63%, 07/15/24 (Call 05/30/23)	10,798	10,703,518
4.63%, 09/01/24 (Call 09/01/23)	7,852	7,802,925
4.63%, 06/15/28 (Call 06/15/23)(b)	9,221	8,736,898
4.88%, 01/01/26 (Call 03/01/24)(b)	33,746	33,245,084
5.13%, 11/01/27 (Call 11/01/23)	24,711	24,018,227
6.13%, 10/01/28 (Call 10/01/23)(b)	41,621	40,372,370
6.13%, 06/15/30 (Call 06/15/25)(a)(b)	33,208	32,709,880
6.25%, 02/01/27 (Call 02/01/24)	24,498	24,387,759

		686,406,458

Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%,
04/15/29 (Call 04/15/24)(a)(b)	16,649	14,983,363
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	12,379	10,879,191
4.75%, 09/15/24 (Call 06/15/24)	17,872	17,648,600
5.25%, 05/15/27 (Call 11/15/26)(b)	24,347	22,956,360
6.25%, 05/15/26 (Call 05/15/23)	20,905	20,591,843
6.38%, 12/15/25 (Call 05/30/23)(b)	12,402	12,306,992

		99,366,349

Security	Par (000)	Value

Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 04/01/30 (Call 04/01/25)(a)	$6,878	$5,697,735
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	7,553	5,936,041
6.25%, 09/15/27 (Call 09/15/23)(a)	9,608	8,803,330
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	7,767	6,821,853
6.75%, 06/01/27 (Call 06/01/23)(b)	8,530	8,585,360
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	10,652	9,321,024
5.25%, 12/15/27 (Call 12/15/23)(a)(b)	7,959	7,401,953
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	7,335	6,620,021
6.00%, 06/01/25 (Call 03/01/25)(b)	5,813	5,879,497
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	8,011	7,555,946
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	7,560	7,447,054
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	8,405	8,376,973
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	6,782	6,776,122

		95,222,909

Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	13,085	10,840,922
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	13,616	11,931,020

		22,771,942

Household Products & Wares — 0.3%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	7,903	6,785,713
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	6,586	5,540,473
Kronos Acquisition Holdings Inc./KIK Custom
Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	7,734	7,190,687
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	9,026	7,948,318
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	8,499	6,969,180
5.75%, 07/15/25 (Call 07/15/23)(b)	6,804	6,752,970

		41,187,341

Housewares — 0.5%
Newell Brands Inc.
4.70%, 04/01/26 (Call 01/01/26)	33,342	31,841,610
4.88%, 06/01/25 (Call 05/01/25)(b)	8,768	8,528,217
6.38%, 09/15/27 (Call 06/15/27)(b)	8,552	8,430,134
6.63%, 09/15/29 (Call 06/15/29)(b)	8,374	8,277,281
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	8,054	6,570,554
4.38%, 02/01/32 (Call 08/01/26)(b)	6,825	5,530,388
4.50%, 10/15/29 (Call 10/15/24)(b)	6,893	5,988,044

		75,166,228

Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	11,671	9,797,194
6.00%, 08/01/29 (Call 08/01/24)(a)	8,584	7,177,834
7.00%, 11/15/25 (Call 05/30/23)(a)(b)	15,275	14,587,625
10.13%, 08/01/26 (Call 08/01/23)(a)(b)	6,567	6,686,584
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	11,452	10,578,212

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	$7,374	$6,402,251
6.75%, 10/15/27 (Call 10/15/23)(a)(b)	22,118	20,652,682
6.75%, 04/15/28 (Call 04/15/25)(a)(b)	20,307	20,282,632
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	8,839	7,674,830
7.00%, 08/15/25 (Call 05/30/23)(a)(b)	8,562	8,489,286
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(c)	7,138	5,208,733
Global Atlantic Fin Co., 4.70%, 10/15/51
(Call 07/15/26), (5-year CMT + 3.796%)(a)(b)(c)	12,438	10,007,324
GTCR AP Finance Inc., 8.00%, 05/15/27
(Call 05/15/23)(a)(b)	7,642	7,472,348
Hub International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	8,827	7,876,206
7.00%, 05/01/26 (Call 05/01/23)(a)(b)	29,015	28,882,306
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26), (5-year CMT + 3.315%)(a)(b)(c)	7,237	5,834,487
4.30%, 02/01/61 (Call 02/03/26)(a)	12,607	7,724,939

		185,335,473

Internet — 1.6%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)(b)	15,928	13,715,999
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	8,445	7,326,038
Gen Digital Inc., 5.00%, 04/15/25 (Call 05/09/23)(a)	19,577	19,359,749
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)(b)	13,365	11,588,791
5.25%, 12/01/27 (Call 06/01/23)(a)(b)	10,079	9,694,789
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	8,681	7,063,062
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	8,394	7,217,648
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	8,543	7,880,917
5.00%, 12/15/27 (Call 12/15/23)(a)(b)	7,074	6,658,403
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)(b)	14,984	15,102,973
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	9,856	9,905,280
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26
(Call 10/01/23)(a)(b)	8,821	3,726,873
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(b)(c)(d)	12,217	7,800,715
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(b)(c)(d)	14,603	8,402,008
10.25%, 11/30/24 (Call 11/28/23)(a)(b)	14,752	14,456,960
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	25,151	23,168,955
6.25%, 01/15/28 (Call 12/17/23)(a)(b)	8,607	8,685,324
7.50%, 05/15/25 (Call 05/15/23)(a)	16,203	16,446,045
7.50%, 09/15/27 (Call 09/15/23)(a)(b)	20,499	21,206,215
8.00%, 11/01/26 (Call 11/01/23)(a)	24,648	25,251,708

		244,658,452

Iron & Steel — 0.4%
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/23)(b)	9,601	9,405,882
6.75%, 03/15/26 (Call 03/15/24)(a)(b)	13,565	13,795,605
6.75%, 04/15/30 (Call 04/15/26)	11,250	10,945,800
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)(b)	10,638	10,810,867
8.13%, 05/01/27 (Call 05/01/23)(a)(b)	11,516	11,631,160

Security	Par (000)	Value

Iron & Steel (continued)
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	$10,333	$10,443,752

		67,033,066

Leisure Time — 1.1%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28
(Call 05/01/25)(a)	33,777	36,310,275
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(a)	16,323	15,976,136
8.00%, 04/15/26 (Call 02/01/24)(a)(b)	8,036	7,995,820
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(a)(b)	9,634	9,062,784
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	23,999	20,699,138
5.88%, 02/15/27 (Call 02/15/24)(a)(b)	16,637	15,661,240
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	9,584	8,191,625
8.38%, 02/01/28 (Call 02/01/25)(a)(b)	10,100	10,204,471
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	8,358	6,758,836
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/23)(a)(b)	13,051	11,145,424
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	8,325	7,082,202
13.00%, 05/15/25 (Call 05/15/23)(a)	10,762	11,344,381
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/24)(a)(b)	10,744	9,575,086

		170,007,418

Lodging — 3.5%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/23)(b)	16,302	15,725,154
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	15,064	13,827,396
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)(b)	24,596	20,996,838
3.75%, 05/01/29 (Call 05/01/24)(a)	13,303	11,989,329
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	18,135	16,026,806
4.88%, 01/15/30 (Call 01/15/25)(b)	16,499	15,667,879
5.38%, 05/01/25 (Call 05/01/23)(a)(b)	5,358	5,351,303
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	6,803	6,784,503
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	8,382	7,334,250
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	13,888	12,568,640
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)(b)	8,782	8,667,737
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(b)	8,735	8,264,998
3.20%, 08/08/24 (Call 07/08/24)	28,619	27,760,430
3.50%, 08/18/26 (Call 06/18/26)	16,577	15,543,175
3.90%, 08/08/29 (Call 05/08/29)(b)	12,639	11,518,869
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/23)(a)(b)	14,192	13,437,766
5.25%, 04/26/26 (Call 04/26/24)(a)(b)	7,403	6,847,775
5.38%, 12/04/29 (Call 12/04/24)(a)	18,666	15,542,465
5.63%, 07/17/27 (Call 07/17/23)(a)(b)	9,848	8,884,866
5.75%, 07/21/28 (Call 07/21/23)(a)(b)	13,853	12,109,625
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	11,604	10,536,118
5.25%, 06/18/25 (Call 05/09/23)(a)	8,212	7,859,220
5.38%, 05/15/24 (Call 05/15/23)(a)(b)	10,983	10,805,865
5.88%, 05/15/26 (Call 05/15/23)(a)(b)	10,779	10,299,573
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	6,481	6,201,507
4.75%, 10/15/28 (Call 07/15/28)(b)	12,199	11,487,920
5.50%, 04/15/27 (Call 01/15/27)	11,043	10,797,742
5.75%, 06/15/25 (Call 03/15/25)(b)	12,029	12,009,152

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
6.75%, 05/01/25 (Call 05/01/23)(b)	$11,837	$11,964,120
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/24)(a)(b)	11,544	10,608,936
4.63%, 12/01/31 (Call 06/01/31)(a)	8,322	7,161,081
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)(b)	17,459	13,635,479
6.00%, 07/15/25 (Call 07/15/23)(a)	7,845	7,286,947
6.50%, 01/15/28 (Call 07/15/23)(a)(b)	8,281	7,148,071
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	10,554	9,208,998
6.00%, 04/01/27 (Call 01/01/27)(b)	6,437	6,347,783
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	10,942	10,919,897
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	15,556	14,930,493
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	30,587	30,158,057
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/09/23)(a)(b)	10,925	10,572,049
5.13%, 12/15/29 (Call 12/15/24)(a)(b)	15,706	12,985,374
5.50%, 01/15/26 (Call 06/15/23)(a)	16,384	15,208,174
5.50%, 10/01/27 (Call 10/01/23)(a)(b)	12,241	10,909,791
5.63%, 08/26/28 (Call 08/26/23)(a)	22,344	19,495,140

		533,387,291

Machinery — 0.5%
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)(b)	24,009	24,827,558
9.50%, 01/01/31 (Call 01/01/26)(a)(b)	8,322	8,810,918
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 05/30/23)(a)(b)	10,441	9,366,336
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(Call 07/15/23)(a)(b)	6,533	5,839,522
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27
(Call 07/15/23)(a)	25,924	24,185,980

		73,030,314

Manufacturing — 0.2%
FXI Holdings Inc.
7.88%, 11/01/24 (Call 05/30/23)(a)(b)	7,879	7,226,619
12.25%, 11/15/26 (Call 11/15/23)(a)(b)	12,380	11,097,412
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/23)(b)	7,118	7,126,897

		25,450,928

Media — 9.9%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/24)(a)(b)	19,960	16,158,452
5.75%, 08/15/29 (Call 08/15/24)(a)	33,410	26,651,825
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	16,575	11,486,475
4.75%, 08/01/25 (Call 08/01/23)(b)	13,333	12,366,358
5.00%, 04/01/24 (Call 05/30/23)(b)	4,132	4,070,392
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/01/23)(a)	4,301	326,809
6.75%, 03/31/29 (Call 03/31/24)(a)	5,498	422,246
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	49,621	40,794,511
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	32,875	25,231,563
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	44,729	37,688,248
4.50%, 05/01/32 (Call 05/01/26)(b)	48,518	38,814,400
4.50%, 06/01/33 (Call 06/01/27)(a)	28,024	22,275,577
4.75%, 03/01/30 (Call 09/01/24)(a)	49,045	42,178,700
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	18,956	15,662,395
5.00%, 02/01/28 (Call 08/01/23)(a)	39,132	36,246,015

Security	Par (000)	Value

Media (continued)
5.13%, 05/01/27 (Call 05/01/23)(a)	$50,381	$47,610,045
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	23,305	21,353,206
5.50%, 05/01/26 (Call 05/01/23)(a)	10,147	9,964,868
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	24,442	23,289,491
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	17,249	16,904,020
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	16,643	11,438,401
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	17,172	12,317,132
4.50%, 11/15/31 (Call 11/15/26)(a)	24,932	17,507,562
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	38,671	18,855,206
5.00%, 11/15/31 (Call 11/15/26)(a)	7,634	3,647,786
5.25%, 06/01/24(b)	10,905	10,632,375
5.38%, 02/01/28 (Call 02/01/24)(a)(b)	16,562	13,580,840
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	21,150	18,083,250
5.75%, 01/15/30 (Call 01/15/25)(a)	36,671	18,702,210
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	29,145	24,336,075
7.50%, 04/01/28 (Call 04/01/24)(a)(b)	17,540	10,962,500
11.25%, 05/15/28 (Call 05/15/25)(a)	7,821	7,791,671
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	61,611	54,063,653
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	45,916	35,068,345
5.75%, 12/01/28 (Call 12/01/27)(a)	41,233	29,378,513
5.88%, 11/15/24	33,223	27,521,491
7.38%, 07/01/28 (Call 07/01/23)(b)	16,438	8,229,274
7.75%, 07/01/26	33,432	19,306,980
5.13%, 06/01/29(b)	23,686	10,760,870
DISH Network Corp., 11.75%, 11/15/27
(Call 05/15/25)(a)	57,938	54,823,832
Gray Escrow II Inc., 5.38%, 11/15/31
(Call 11/15/26)(a)(b)	21,471	13,795,118
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	13,310	8,555,834
5.88%, 07/15/26 (Call 07/15/23)(a)	12,537	10,656,450
7.00%, 05/15/27 (Call 05/15/23)(a)(b)	12,619	10,206,121
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	8,353	6,494,458
5.25%, 08/15/27 (Call 08/15/23)(a)(b)	13,118	10,343,543
6.38%, 05/01/26 (Call 05/01/23)(b)	13,123	11,221,175
8.38%, 05/01/27 (Call 05/01/23)(b)	17,981	11,773,933
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	13,703	11,750,323
6.75%, 10/15/27 (Call 10/15/23)(a)	19,111	18,228,311
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	15,172	13,489,691
8.00%, 08/01/29 (Call 08/01/24)(a)(b)	11,483	9,916,480
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	17,029	15,118,857
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	9,164	8,476,700
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	16,785	14,725,588
5.63%, 07/15/27 (Call 07/15/23)(a)	29,601	27,800,667
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(b)(c)	10,411	8,042,498
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(b)(c)	16,693	14,379,517
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	15,080	11,727,932
6.50%, 09/15/28 (Call 09/15/23)(a)	16,633	7,740,582

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)(b)	$8,571	$6,680,023
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	483	337,158
Scripps Escrow Inc., 5.88%, 07/15/27
(Call 07/15/23)(a)(b)	7,076	5,091,182
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	12,512	9,873,845
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	8,157	6,301,283
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	16,489	14,757,655
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	24,867	18,774,585
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	33,722	28,536,716
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	24,805	19,899,315
5.00%, 08/01/27 (Call 08/01/23)(a)	25,224	23,206,080
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	20,488	18,270,379
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)(b)	12,769	11,352,279
4.75%, 03/15/26 (Call 03/15/24)(a)	8,338	7,980,978
5.00%, 09/15/29 (Call 09/15/24)(b)	13,681	12,004,051
Telenet Finance Luxembourg Notes Sarl, 5.50%,
03/01/28 (Call 12/01/23)(a)	12,400	11,592,450
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	17,351	14,914,269
5.13%, 02/15/25 (Call 05/09/23)(a)	24,847	24,437,521
6.63%, 06/01/27 (Call 06/01/23)(a)	24,910	24,018,222
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	15,291	14,670,185
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	20,701	17,802,860
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/23)(a)(b)	7,514	6,760,096
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	8,098	6,998,697
5.13%, 04/15/27 (Call 04/15/24)(a)(b)	9,631	9,306,154
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	6,711	6,692,497
Virgin Media Finance PLC, 5.00%, 07/15/30
(Call 07/15/25)(a)(b)	15,077	12,679,606
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	15,166	12,987,556
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	23,656	21,724,970
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	8,204	7,343,576
VZ Secured Financing BV, 5.00%, 01/15/32
(Call 01/15/27)(a)	24,396	20,309,670
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	7,596	6,171,750
6.00%, 01/15/27 (Call 01/15/24)(a)(b)	9,849	9,347,803
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	16,149	13,893,469

		1,525,664,220

Mining — 1.0%
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/23)(a)	10,068	10,048,222
6.13%, 02/15/28 (Call 02/15/24)(a)(b)	14,890	14,703,875
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	8,253	7,140,614
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	24,851	21,577,668
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	9,775	9,301,890
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	6,930	6,895,110
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	11,501	11,117,557
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	13,202	12,772,935

Security	Par (000)	Value

Mining (continued)
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	$9,420	$7,465,350
4.63%, 03/01/28 (Call 03/01/24)(a)(b)	8,345	7,336,646
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	12,411	11,332,081
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	12,818	10,716,916
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	26,999	24,376,722

		154,785,586

Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	12,808	12,217,295
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	12,302	10,773,394

		22,990,689

Oil & Gas — 6.0%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	10,464	9,819,592
7.63%, 02/01/29 (Call 02/01/24)(a)(b)	6,526	6,680,110
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(b)	9,755	8,913,631
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	6,458	5,761,523
7.00%, 11/01/26 (Call 11/01/23)(a)(b)	9,697	9,400,854
Baytex Energy Corp.
8.50%, 04/30/30 (Call 04/30/26)(b)	12,645	12,708,225
8.75%, 04/01/27 (Call 04/01/24)(a)	5,845	6,016,175
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(a)(b)	10,656	10,126,397
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	11,581	11,431,105
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 04/15/24)(a)(b)	8,791	9,024,397
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/24)(a)(b)	8,670	8,579,687
5.88%, 02/01/29 (Call 02/05/24)(a)(b)	8,291	7,931,467
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	15,658	15,501,420
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/23)(a)	21,211	21,303,798
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	11,328	11,063,208
7.00%, 06/15/25 (Call 06/15/23)(a)	18,618	18,524,910
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	8,531	7,891,175
7.25%, 03/14/27 (Call 03/14/24)(a)	670	660,821
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	8,673	8,369,445
Colgate Energy Partners III LLC, 5.88%, 07/01/29
(Call 07/01/24)(a)(b)	11,731	11,056,468
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	15,965	13,723,257
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	19,157	17,333,095
Crescent Energy Finance LLC, 9.25%, 02/15/28
(Call 02/15/25)(a)	6,966	6,959,469
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)(b)	6,861	6,505,747
5.63%, 10/15/25 (Call 10/15/23)(a)(b)	20,257	20,003,787
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/24)(a)(b)	10,266	9,934,100
5.75%, 02/15/28 (Call 02/15/24)(a)(b)	7,147	6,386,559
Endeavor Energy Resources LP/EER Finance Inc.,
5.75%, 01/30/28 (Call 01/30/24)(a)(b)	16,388	16,327,546

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)(e)	$4,301	$4,185,303
4.88%, 03/30/26 (Call 12/30/25)(a)(e)	7,403	6,836,054
5.38%, 03/30/28 (Call 09/30/27)(a)(e)	7,345	6,561,944
5.88%, 03/30/31 (Call 09/30/30)(a)(e)	7,166	6,251,439
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	9,801	9,154,950
6.00%, 04/15/30 (Call 04/15/25)(a)	8,282	7,740,134
6.00%, 02/01/31 (Call 02/01/26)(a)(b)	9,902	9,181,630
6.25%, 11/01/28 (Call 11/01/23)(a)	9,752	9,356,435
6.25%, 04/15/32 (Call 04/15/27)(a)(b)	8,636	8,055,495
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)	11,994	11,470,042
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/24)(b)	7,602	7,659,015
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(e)	6,975	6,795,394
6.50%, 06/30/27 (Call 12/30/26)(a)(e)	7,061	6,716,120
6.75%, 06/30/30 (Call 12/30/29)(a)(e)	6,591	6,116,448
Matador Resources Co.
5.88%, 09/15/26 (Call 09/15/23)	5,390	5,282,200
6.88%, 04/15/28 (Call 04/15/25)(a)(b)	4,670	4,697,320
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	9,677	9,289,920
7.13%, 02/01/27 (Call 02/01/24)(a)(b)	7,729	7,922,225
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/24)(a)(b)	11,621	10,891,420
10.50%, 05/15/27 (Call 05/15/23)(a)	8,121	7,901,808
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/23)(b)	8,968	8,853,658
6.38%, 07/15/28 (Call 07/15/24)(b)	7,720	7,690,741
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	8,455	8,236,148
7.38%, 05/15/27 (Call 05/15/24)(a)(b)	11,950	11,591,500
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/23)(a)(b)	9,457	8,927,408
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 06/15/24)(b)	6,767	6,563,347
5.50%, 12/01/25 (Call 09/01/25)(b)	7,271	7,303,755
5.55%, 03/15/26 (Call 12/15/25)(b)	14,770	14,900,995
5.88%, 09/01/25 (Call 06/01/25)(b)	9,254	9,391,440
6.13%, 01/01/31 (Call 07/01/30)(b)	18,519	19,331,058
6.38%, 09/01/28 (Call 03/01/28)(b)	9,291	9,707,376
6.63%, 09/01/30 (Call 03/01/30)(b)	24,459	26,109,982
7.50%, 05/01/31(b)	14,346	16,006,263
7.88%, 09/15/31	8,154	9,303,714
8.50%, 07/15/27 (Call 01/15/27)	8,669	9,545,696
8.88%, 07/15/30 (Call 01/15/30)(b)	17,063	20,049,025
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	13,820	12,109,775
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	13,433	11,745,021
5.88%, 07/15/27 (Call 07/15/23)(a)	8,322	8,109,659
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/24)	13,268	12,242,771
7.25%, 06/15/25 (Call 06/15/23)(b)	11,297	11,254,636
Puma International Financing SA
5.00%, 01/24/26 (Call 05/09/23)(a)	11,420	10,293,533
5.13%, 10/06/24 (Call 05/09/23)(a)	8,298	7,963,032
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	8,379	7,708,680

Security	Par (000)	Value

Oil & Gas (continued)
4.88%, 05/15/25 (Call 02/15/25)(b)	$12,710	$12,551,125
8.25%, 01/15/29 (Call 01/15/24)(b)	10,427	10,882,660
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	7,032	6,678,423
6.63%, 01/15/27 (Call 01/15/24)(b)	6,140	5,972,247
6.75%, 09/15/26 (Call 09/15/23)(b)	7,531	7,418,035
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	18,938	16,724,527
5.38%, 02/01/29 (Call 02/01/24)(b)	11,472	10,836,370
5.38%, 03/15/30 (Call 03/15/25)(b)	19,714	18,389,454
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	12,885	11,617,696
4.50%, 04/30/30 (Call 04/30/25)(b)	13,479	12,062,511
5.88%, 03/15/28 (Call 03/15/24)	6,435	6,320,417
6.00%, 04/15/27 (Call 04/15/24)(b)	10,158	10,104,569
Transocean Inc.
7.50%, 01/15/26 (Call 01/15/24)(a)	9,006	8,285,520
8.00%, 02/01/27 (Call 02/01/24)(a)	10,018	8,905,000
8.75%, 02/15/30 (Call 02/15/26)(a)	19,089	19,136,722
11.50%, 01/30/27 (Call 07/30/23)(a)	10,902	11,168,772
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/24)(a)(b)	5,783	5,659,193
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	8,731	8,883,793

		916,539,511

Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/24)(a)(b)	13,260	12,728,804
6.88%, 04/01/27 (Call 04/01/24)(a)(b)	8,140	8,022,370
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)(b)	11,706	11,586,599
6.88%, 09/01/27 (Call 09/01/23)	12,957	12,611,696
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	7,799	7,799,000
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	24,410	24,898,200
11.00%, 12/01/24 (Call 12/01/23)(a)(b)	201	207,214

		77,853,883

Packaging & Containers — 2.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)(b)	9,518	8,340,147
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	17,204	14,017,819
6.00%, 06/15/27 (Call 06/15/24)(a)	9,621	9,591,536
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/23)(a)	19,772	18,621,467
5.25%, 04/30/25 (Call 04/30/23)(a)	11,992	11,801,627
5.25%, 08/15/27 (Call 08/15/23)(a)(b)	13,131	11,210,591
5.25%, 08/15/27 (Call 08/15/23)(a)	16,790	14,334,462
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	20,531	17,231,176
3.13%, 09/15/31 (Call 06/15/31)(b)	13,513	11,262,734
4.88%, 03/15/26 (Call 12/15/25)(b)	12,921	12,791,790
5.25%, 07/01/25	17,073	17,055,500
6.88%, 03/15/28 (Call 11/15/24)(b)	12,288	12,780,184
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)(b)	8,704	8,605,113
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	7,898	7,731,787

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
8.75%, 04/15/30 (Call 04/15/25)(a)(b)	$18,051	$16,650,919
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	7,787	7,572,857
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	6,158	5,937,282
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/24)(b)	13,951	13,699,533
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	6,779	6,184,595
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	6,706	5,989,263
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	7,844	7,244,180
6.75%, 07/15/26 (Call 07/15/23)(a)	11,556	11,442,472
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	7,486	6,498,746
10.50%, 07/15/27 (Call 07/15/23)(a)(b)	11,392	10,822,400
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(a)	45,228	45,858,478
9.25%, 04/15/27 (Call 10/15/24)(a)(b)	22,113	21,020,839
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)(b)	6,937	6,363,796
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(a)(b)	10,126	10,163,972
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	16,925	15,253,656
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)(b)	8,134	7,162,882
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	7,281	6,826,575
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	7,276	6,982,223
5.13%, 12/01/24 (Call 09/01/24)(a)	5,634	5,634,048
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	6,535	6,549,755
6.13%, 02/01/28 (Call 02/01/24)(a)(b)	12,657	12,863,942
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/23)(b)	9,316	8,710,460
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/23)(a)	17,903	17,393,883
8.50%, 08/15/27 (Call 08/15/23)(a)(b)	11,706	11,284,818

		449,487,507

Pharmaceuticals — 3.0%
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	8,619	7,023,278
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	10,235	8,469,463
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/23)(a)(b)	10,442	5,546,477
9.25%, 04/01/26 (Call 04/01/24)(a)	11,692	9,401,976
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/24)(a)(b)	5,861	2,742,948
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	7,190	3,355,933
6.13%, 02/01/27 (Call 02/01/24)(a)(b)	14,637	10,605,193
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	14,484	6,838,621
9.00%, 12/15/25 (Call 12/15/23)(a)(b)	14,493	12,181,780
14.00%, 10/15/30 (Call 10/15/25)(a)	3	1,936
Bausch Health Cos. Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	25,964	17,132,670
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	14,004	6,668,238
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	7,844	3,761,198
5.50%, 11/01/25 (Call 05/29/23)(a)	28,564	24,850,680
5.75%, 08/15/27 (Call 08/15/23)(a)	8,416	5,836,128

Security	Par (000)	Value

Pharmaceuticals (continued)
11.00%, 09/30/28(a)(b)	$28,297	$23,002,631
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/29/23)(a)(b)	10,007	9,595,462
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	9,710	7,417,631
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	24,050	22,097,001
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/25 (Call 04/15/24)(a)(b)	8,190	6,797,700
11.50%, 12/15/28 (Call 06/15/27)(a)(b)	10,651	8,408,432
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)(b)	34,857	32,068,440
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	32,558	28,935,922
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	8,098	6,509,094
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	9,311	8,100,570
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	11,779	11,406,734
4.38%, 03/15/26 (Call 12/15/25)	11,322	10,925,730
4.40%, 06/15/30 (Call 03/15/30)(b)	12,440	11,242,650
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	9,834	8,315,729
5.13%, 01/15/28 (Call 01/15/24)(a)(b)	6,653	6,464,775
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	52,988	48,023,687
4.75%, 05/09/27 (Call 02/09/27)(b)	15,946	14,961,295
5.13%, 05/09/29 (Call 02/09/29)(b)	16,025	14,863,187
6.00%, 04/15/24 (Call 01/15/24)(b)	6,488	6,473,808
6.75%, 03/01/28 (Call 12/01/27)(b)	20,088	20,118,132
7.13%, 01/31/25 (Call 10/31/24)(b)	6,848	6,984,960
7.88%, 09/15/29 (Call 06/15/29)(b)	9,656	10,108,080
8.13%, 09/15/31 (Call 06/15/31)(b)	8,045	8,441,216

		455,679,385

Pipelines — 4.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	12,704	11,877,684
5.75%, 03/01/27 (Call 03/01/24)(a)(b)	10,935	10,552,275
5.75%, 01/15/28 (Call 01/15/24)(a)(b)	11,145	10,796,719
7.88%, 05/15/26 (Call 05/15/23)(a)(b)	9,093	9,336,319
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	9,584	8,721,440
4.13%, 03/01/25 (Call 02/01/25)(a)	8,533	8,188,617
4.13%, 12/01/27 (Call 09/01/27)	6,720	6,028,173
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	8,382	7,617,142
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)(b)	22,769	21,258,657
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/23)(a)(b)	10,032	9,623,613
5.75%, 04/01/25 (Call 05/30/23)	8,084	7,970,487
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	11,558	10,893,415
7.38%, 02/01/31 (Call 02/01/26)(a)(b)	9,672	9,672,000
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	7,845	7,982,287
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	18,436	16,349,045
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	16,176	14,072,594
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	8,274	7,997,988

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	$8,564	$8,435,540
6.50%, 09/01/30 (Call 03/01/30)(a)(b)	16,743	16,953,480
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	7,011	6,789,593
4.85%, 07/15/26 (Call 04/15/26)(b)	8,065	7,856,486
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	457	442,113
4.13%, 12/01/26 (Call 09/01/26)	8,415	7,647,131
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	12,878	10,968,032
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	17,806	14,606,306
5.50%, 07/15/28 (Call 04/15/28)(b)	14,563	13,270,534
6.00%, 07/01/25 (Call 04/01/25)(a)	6,214	6,098,720
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	14,818	14,449,032
7.50%, 06/01/27 (Call 06/01/24)(a)(b)	8,388	8,343,773
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	7,940	7,711,725
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/01/23)	8,625	8,430,937
7.75%, 02/01/28 (Call 02/01/24)	11,575	11,401,375
8.00%, 01/15/27 (Call 01/15/24)	17,281	17,255,251
8.88%, 04/15/30 (Call 04/15/26)	7,886	7,903,908
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	12,878	11,444,234
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	9,141	8,675,570
5.50%, 10/15/30 (Call 10/15/25)(a)	6,379	5,967,611
5.63%, 02/15/26 (Call 02/15/24)(a)	13,590	13,403,987
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	20,255	16,805,573
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)(b)	16,365	15,681,303
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/24)(a)(b)	25,020	23,018,400
6.75%, 09/15/25 (Call 09/15/23)(a)	21,095	20,133,912
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/24)(a)	34,088	32,850,179
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	9,049	8,687,441
5.75%, 10/01/25 (Call 07/01/25)(b)	9,824	9,678,267
6.00%, 06/01/26 (Call 03/01/26)	8,772	8,611,385
6.38%, 10/01/30 (Call 04/01/30)(b)	10,171	9,765,380
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	6,924	6,567,068
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	8,491	7,841,014
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)(b)	13,039	12,537,544
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/24)(a)(b)	12,520	11,676,987
6.00%, 03/01/27 (Call 03/01/24)(a)(b)	7,411	7,141,517
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	12,132	10,823,564
6.00%, 09/01/31 (Call 09/01/26)(a)(b)	7,958	7,065,141
7.50%, 10/01/25 (Call 10/01/23)(a)	10,507	10,626,149
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	20,758	17,538,175
6.25%, 01/15/30 (Call 10/15/29)(a)(b)	16,966	17,216,975
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	20,439	18,440,769
4.13%, 08/15/31 (Call 02/15/31)(a)	20,576	18,209,760
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	818	782,960
4.30%, 02/01/30 (Call 11/01/29)(b)	1,494	1,365,798

		680,059,054

Security	Par (000)	Value

Real Estate — 0.5%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	$11,057	$9,357,907
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	11,483	9,372,999
5.38%, 08/01/28 (Call 08/01/23)(a)	12,853	11,631,965
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	9,910	7,890,838
4.75%, 02/01/30 (Call 09/01/24)	10,068	7,762,126
5.00%, 03/01/31 (Call 03/01/26)	10,029	7,599,174
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	17,049	12,147,412
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	15,016	11,161,714

		76,924,135

Real Estate Investment Trusts — 3.5%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)(b)	12,171	10,070,742
5.75%, 05/15/26 (Call 05/15/23)(a)(b)	15,548	14,142,266
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(b)	8,637	5,441,310
4.75%, 02/15/28 (Call 08/15/27)(b)	7,825	4,822,156
9.75%, 06/15/25 (Call 06/15/23)	8,133	7,777,181
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	17,149	15,176,865
6.00%, 04/15/25 (Call 04/15/24)(a)(b)	6,409	6,236,059
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	18,103	15,790,845
4.88%, 09/15/27 (Call 09/15/23)(a)(b)	16,506	15,796,759
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	16,335	14,926,106
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	8,090	7,614,713
5.25%, 03/15/28 (Call 12/27/23)(a)(b)	13,326	12,818,779
5.25%, 07/15/30 (Call 07/15/25)(a)	21,552	19,892,496
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	9,607	8,763,986
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	12,275	10,801,318
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/24)(a)	10,507	8,957,218
4.75%, 06/15/29 (Call 06/15/24)(a)	10,479	8,301,202
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	21,138	14,393,921
4.63%, 08/01/29 (Call 08/01/24)(b)	14,642	11,127,309
5.00%, 10/15/27 (Call 09/07/23)(b)	22,650	19,049,782
5.25%, 08/01/26 (Call 08/01/23)(b)	8,425	7,517,206
Office Properties Income Trust
3.45%, 10/15/31 (Call 07/15/31)(b)	6,725	3,462,703
4.50%, 02/01/25 (Call 11/01/24)(b)	10,946	9,302,275
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	12,886	11,189,826
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	12,193	11,277,172
7.50%, 06/01/25 (Call 06/01/23)(a)	10,874	10,928,370
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	9,635	8,671,380
4.75%, 10/15/27 (Call 10/15/23)(b)	11,581	10,965,759
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)	8,236	7,655,056
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	8,262	6,929,408
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	25,053	21,469,086
3.88%, 02/15/27 (Call 02/15/24)(b)	24,624	22,931,100

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	$7,217	$5,631,485
4.35%, 10/01/24 (Call 09/01/24)	13,527	12,950,412
4.38%, 02/15/30 (Call 08/15/29)(b)	6,882	5,124,200
4.75%, 10/01/26 (Call 08/01/26)	7,372	6,340,952
4.95%, 02/15/27 (Call 08/15/26)	7,002	5,934,195
4.95%, 10/01/29 (Call 07/01/29)	6,533	4,945,481
5.50%, 12/15/27 (Call 09/15/27)(b)	7,836	6,891,351
7.50%, 09/15/25 (Call 06/15/25)(b)	13,241	13,009,282
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)(b)	6,289	5,437,037
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	6,617	6,190,204
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	8,255	7,100,621
4.75%, 03/15/25 (Call 09/15/24)(b)	7,954	7,510,326
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)(b)	11,396	6,722,614
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	9,204	7,317,180
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	18,331	11,162,398
10.50%, 02/15/28 (Call 09/15/25)(a)(b)	43,198	41,092,097
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	8,470	7,345,952
6.38%, 08/15/25 (Call 08/15/23)(a)	8,628	8,495,779

		533,401,920

Retail — 4.6%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	12,545	11,246,467
3.88%, 01/15/28 (Call 09/15/23)(a)(b)	26,129	24,486,792
4.00%, 10/15/30 (Call 10/15/25)(a)	46,234	40,373,392
4.38%, 01/15/28 (Call 11/15/23)(a)(b)	12,176	11,442,396
5.75%, 04/15/25 (Call 04/15/24)(a)	7,837	7,872,103
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/24)(b)	7,005	6,430,882
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	13,301	11,840,262
4.75%, 03/01/30 (Call 03/01/25)(b)	7,376	6,533,026
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	9,709	8,361,876
Bath & Body Works Inc.
5.25%, 02/01/28(b)	8,308	7,939,696
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	16,803	16,130,880
7.50%, 06/15/29 (Call 06/15/24)(b)	7,665	7,815,301
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)	14,389	5,850,927
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	10,215	4,392,450
5.63%, 10/01/25 (Call 10/01/23)(a)(b)	8,618	5,443,301
5.88%, 10/01/28 (Call 10/01/23)(a)	9,360	3,925,058
10.25%, 05/01/30 (Call 05/01/27)(a)(b)	60,040	32,916,930
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/23)(a)	13,177	12,485,208
8.50%, 10/30/25 (Call 10/30/23)(a)(b)	10,988	10,468,597
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/24)(a)(b)	10,868	10,107,240
5.88%, 04/01/29 (Call 04/01/24)(a)	13,578	11,473,410
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)(b)	16,528	14,442,869
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	20,618	16,700,580
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)(b)	8,072	7,368,223
5.63%, 01/01/30 (Call 01/01/25)(a)(b)	9,485	8,825,497

Security	Par (000)	Value

Retail (continued)
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	$12,016	$8,508,890
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	12,527	8,741,466
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(a)(b)	9,035	8,896,325
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)(b)	8,690	5,909,287
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)(b)	13,468	10,740,730
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)(b)	15,691	13,312,558
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	13,425	11,615,773
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	9,129	7,850,940
4.63%, 12/15/27 (Call 12/15/23)(a)(b)	6,887	6,437,516
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	8,592	7,870,530
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	6,897	6,144,472
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	6,701	5,893,841
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)(b)	13,961	11,486,692
7.88%, 05/01/29 (Call 04/01/24)(a)(b)	21,876	14,669,225
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	8,104	6,962,349
4.75%, 09/15/29 (Call 09/15/24)	8,418	7,836,653
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/24)(a)	18,071	16,860,243
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	7,269	5,395,415
4.38%, 04/01/30 (Call 01/01/30)(b)	8,528	6,681,773
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/23)(b)	9,525	9,097,847
3.75%, 06/15/29 (Call 06/15/24)(b)	8,402	7,305,875
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	20,028	18,931,667
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	19,198	18,903,541
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	7,408	3,647,551
4.45%, 02/15/25 (Call 11/15/24)(b)	10,805	7,928,169
4.75%, 02/15/27 (Call 11/15/26)(b)	9,320	4,712,425
4.85%, 04/01/24(b)	2,710	2,338,595
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/23)(a)(b)	383	263,313
8.00%, 11/15/26 (Call 01/15/24)(a)(b)	9,786	5,287,669
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	10,943	9,178,441
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	8,247	6,659,453
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	10,236	9,044,456
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	13,675	11,141,280
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	7,053	5,851,639
Staples Inc.
7.50%, 04/15/26 (Call 04/15/24)(a)	33,453	28,257,749
10.75%, 04/15/27 (Call 04/15/24)(a)(b)	16,137	10,948,451
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)(b)	10,854	9,476,041
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	17,341	15,342,276
4.63%, 01/31/32 (Call 10/01/26)(b)	18,838	17,589,983
4.75%, 01/15/30 (Call 10/15/29)(a)	13,458	13,020,615

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.38%, 04/01/32 (Call 04/01/27)(b)	$16,597	$16,202,821

		707,817,898

Semiconductors — 0.3%
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(a)(b)	26,854	24,974,220
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	15,179	14,420,050
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	6,842	5,858,805
4.38%, 04/15/28 (Call 04/15/24)(a)(b)	6,050	5,530,582

		50,783,657

Software — 2.2%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	17,588	15,951,217
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	14,875	13,373,071
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	15,400	13,879,250
Cloud Software Group Inc., 9.00%, 09/30/29 (Call 09/30/25)(b)	27,330	23,461,687
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/23)(a)	15,762	14,715,376
5.25%, 05/15/26 (Call 02/15/26)(a)	7,083	7,073,198
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	38,327	31,558,482
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)	267	216,756
3.63%, 09/01/30 (Call 03/01/25)(a)	769	663,982
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	452	407,916
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(a)	14,851	13,178,777
3.88%, 12/01/29 (Call 12/01/24)(a)	13,869	11,649,960
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	15,050	12,852,519
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	10,897	9,036,610
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)(b)	65,777	59,199,300
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(a)(b)	8,083	7,798,242
4.00%, 02/15/28 (Call 02/15/24)(a)	8,464	7,882,185
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	7,551	3,133,665
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	6,473	1,521,155
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	16,762	14,163,890
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/24)(a)	33,080	32,089,668
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	9,144	7,806,416
3.88%, 03/15/31 (Call 03/15/26)(b)	8,839	7,375,527
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/23)(a)(b)	29,190	22,038,450

		331,027,299

Telecommunications — 5.4%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	18,299	11,254,800
10.50%, 05/15/27 (Call 05/15/23)(a)	26,070	19,270,292
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	32,429	24,321,750
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	7,790	5,799,006
5.13%, 07/15/29 (Call 04/15/24)(a)	41,640	30,818,180
5.50%, 01/15/28 (Call 09/15/23)(a)	17,993	14,170,387
8.13%, 02/01/27 (Call 08/01/23)(a)(b)	29,002	25,910,677

Security	Par (000)	Value

Telecommunications (continued)
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(a)(c)	$8,479	$7,476,528
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(a)(c)	7,957	6,425,278
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/23)(a)	20,453	17,946,655
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	20,811	16,805,715
6.00%, 03/01/26 (Call 03/01/24)(a)	25,038	23,921,280
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	11,510	8,258,425
8.25%, 03/01/27 (Call 03/01/24)(a)(b)	16,888	13,088,200
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/24)(a)(b)	12,273	8,437,688
6.00%, 06/15/25 (Call 06/15/23)(a)(b)	21,803	20,494,820
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/23)(a)(b)	34,689	33,066,942
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	6,120	4,482,900
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	12,167	9,470,706
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	26,185	22,977,337
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	18,947	17,433,135
5.88%, 11/01/29 (Call 11/01/24)(b)	12,068	9,201,634
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	16,521	12,638,565
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	16,825	13,548,331
8.63%, 03/15/31 (Call 03/15/26)(a)(b)	12,608	12,261,280
8.75%, 05/15/30 (Call 05/15/25)(a)	19,647	19,425,971
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	12,525	11,978,785
6.63%, 08/01/26(b)	12,205	11,533,725
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(a)	20,031	19,279,838
7.00%, 10/15/28 (Call 10/15/24)(a)	15,127	14,348,748
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)(b)	49,396	45,732,397
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	11,827	9,225,060
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	13,084	7,358,311
3.75%, 07/15/29 (Call 01/15/24)(a)	13,823	7,775,438
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	12,159	8,876,070
4.25%, 07/01/28 (Call 07/01/23)(a)	19,358	11,276,035
4.63%, 09/15/27 (Call 09/15/23)(a)(b)	15,817	9,770,952
10.50%, 05/15/30 (Call 05/15/26)(a)(b)	13,510	12,935,825
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/24)(a)(b)	20,321	13,513,465
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	6,459	2,745,075
5.38%, 06/15/29 (Call 06/15/24)(a)	200	88,649
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(c)	2,632	2,379,933
Sprint LLC
7.13%, 06/15/24(b)	19,513	19,830,086
7.63%, 02/15/25 (Call 11/15/24)(b)	7,534	7,767,177
7.63%, 03/01/26 (Call 11/01/25)(b)	16,815	17,794,978
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	20,494	20,071,557
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/23)(a)(b)	6,594	3,559,009
5.63%, 12/06/26 (Call 12/06/23)(a)(b)	8,462	4,730,434
6.50%, 10/15/27 (Call 10/15/23)(a)(b)	199	71,500

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
ViaSat Inc.
5.63%, 09/15/25 (Call 05/09/23)(a)(b)	$11,390	$10,879,038
5.63%, 04/15/27 (Call 04/15/24)(a)	10,017	9,290,768
6.50%, 07/15/28 (Call 06/17/23)(a)(b)	6,290	4,973,440
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	22,505	18,647,774
4.75%, 07/15/31 (Call 07/15/26)(a)	23,126	19,667,756
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(b)(c)	7,522	6,651,923
4.13%, 06/04/81 (Call 04/04/31), (5-year CMT + 2.767%)(b)(c)	16,033	12,901,539
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(c)	30,800	31,342,098
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	22,778	18,822,220
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/30/23)(a)(b)	24,174	18,370,729
6.13%, 03/01/28 (Call 03/01/24)(a)(b)	17,657	11,300,480

		834,397,294

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/24)(a)(b)	9,926	9,380,070
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	9,916	8,949,190
5.88%, 12/15/27 (Call 12/15/23)(a)(b)	7,538	7,576,632

		25,905,892

Trucking & Leasing — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. LIBOR US + 4.300%)(a)(b)(c)	8,239	7,794,725
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(b)	16,604	15,234,170
6.50%, 10/01/25 (Call 10/01/23)(a)	10,789	10,657,412
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	7,101	7,412,409

		41,098,716

Total Long-Term Investments — 98.1% (Cost: $16,599,914,131)		15,053,148,039

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 19.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(f)(g)(h)	2,892,010	$2,892,878,079
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(f)(g)	37,900	37,900,000

Total Short-Term Securities — 19.1% (Cost: $2,929,559,235)		2,930,778,079

Total Investments — 117.2% (Cost: $19,529,473,366)		17,983,926,118

Liabilities in Excess of Other Assets — (17.2)%		(2,641,114,416)

Net Assets — 100.0%		$15,342,811,702

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$15,053,148,039	$—	$15,053,148,039
Short-Term Securities
Money Market Funds	2,930,778,079	—	—	2,930,778,079

	$2,930,778,079	$15,053,148,039	$—	$17,983,926,118

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) April 30, 2023	IShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	$2,787	$2,380,172
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	2,153	2,094,585

		4,474,757

Aerospace & Defense — 2.3%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)(a)	9,784	9,075,282
2.95%, 02/01/30 (Call 11/01/29)(a)	8,813	7,822,336
3.20%, 03/01/29 (Call 12/01/28)(a)	10,849	9,932,019
3.25%, 02/01/28 (Call 12/01/27)	13,434	12,529,788
3.25%, 02/01/35 (Call 11/01/34)(a)	8,128	6,638,080
3.60%, 05/01/34 (Call 02/01/34)(a)	7,715	6,637,431
3.63%, 02/01/31 (Call 11/01/30)	14,743	13,496,481
3.75%, 02/01/50 (Call 08/01/49)(a)	15,385	11,563,880
3.90%, 05/01/49 (Call 11/01/48)(a)	10,086	7,663,422
3.95%, 08/01/59 (Call 02/01/59)(a)	7,591	5,590,359
5.04%, 05/01/27 (Call 03/01/27)(a)	18,552	18,636,085
5.15%, 05/01/30 (Call 02/01/30)	47,279	47,574,508
5.71%, 05/01/40 (Call 11/01/39)	32,091	32,148,404
5.81%, 05/01/50 (Call 11/01/49)	59,157	59,022,660
5.93%, 05/01/60 (Call 11/01/59)	36,523	36,184,903
General Dynamics Corp.
3.50%, 04/01/27 (Call 02/01/27)	7,000	6,799,627
3.63%, 04/01/30 (Call 01/01/30)(a)	13,108	12,606,652
3.75%, 05/15/28 (Call 02/15/28)	13,049	12,800,594
4.25%, 04/01/40 (Call 10/01/39)	5,327	4,969,263
4.25%, 04/01/50 (Call 10/01/49)	6,019	5,625,026
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)(a)	20,364	20,192,248
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	4,803	3,495,911
3.80%, 03/01/45 (Call 09/01/44)	10,020	8,700,135
3.90%, 06/15/32 (Call 03/15/32)(a)	8,561	8,297,981
4.07%, 12/15/42	15,553	14,292,546
4.09%, 09/15/52 (Call 03/15/52)	15,427	13,894,929
4.15%, 06/15/53 (Call 12/15/52)(a)	11,424	10,326,344
4.70%, 05/15/46 (Call 11/15/45)(a)	12,429	12,293,023
5.10%, 11/15/27 (Call 10/15/27)(a)	7,193	7,483,736
5.25%, 01/15/33 (Call 10/15/32)(a)	10,799	11,525,660
5.70%, 11/15/54 (Call 05/15/54)(a)	12,273	13,937,399
5.90%, 11/15/63 (Call 05/15/63)(a)	6,172	7,202,425
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)(a)	5,839	5,615,194
3.25%, 01/15/28 (Call 10/15/27)	22,916	21,818,278
4.03%, 10/15/47 (Call 04/15/47)(a)	23,725	20,454,812
4.40%, 05/01/30 (Call 02/01/30)(a)	9,667	9,653,972
4.70%, 03/15/33 (Call 12/15/32)(a)	10,551	10,618,228
4.75%, 06/01/43	7,439	7,084,686
4.95%, 03/15/53 (Call 09/15/52)(a)	11,162	11,044,574
5.25%, 05/01/50 (Call 11/01/49)(a)	10,253	10,581,339
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	17,555	14,377,208
2.25%, 07/01/30 (Call 04/01/30)(a)	8,153	7,040,255
2.38%, 03/15/32 (Call 12/15/31)(a)	12,764	10,744,504
2.82%, 09/01/51 (Call 03/01/51)(a)	14,231	9,820,294
3.03%, 03/15/52 (Call 09/15/51)	11,894	8,545,626
3.13%, 05/04/27 (Call 02/04/27)(a)	11,086	10,583,397

Security	Par (000)	Value

Aerospace & Defense (continued)
3.13%, 07/01/50 (Call 01/01/50)(a)	$10,754	$7,931,860
3.50%, 03/15/27 (Call 12/15/26)	11,228	10,889,310
3.75%, 11/01/46 (Call 05/01/46)(a)	12,523	10,366,583
4.13%, 11/16/28 (Call 08/16/28)	31,388	30,958,775
4.15%, 05/15/45 (Call 11/16/44)	10,104	8,862,158
4.35%, 04/15/47 (Call 10/15/46)(a)	11,247	10,223,532
4.45%, 11/16/38 (Call 05/16/38)(a)	8,660	8,219,926
4.50%, 06/01/42	39,218	37,063,771
4.63%, 11/16/48 (Call 05/16/48)(a)	18,505	17,580,784
5.15%, 02/27/33 (Call 11/27/32)	12,470	12,977,761
5.38%, 02/27/53 (Call 08/27/52)	12,433	13,077,427

		785,093,391

Agriculture — 1.6%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	15,831	12,581,203
3.40%, 05/06/30 (Call 02/06/30)	6,396	5,716,384
3.40%, 02/04/41 (Call 08/04/40)(a)	14,743	10,386,787
3.70%, 02/04/51 (Call 08/04/50)	12,746	8,535,481
3.88%, 09/16/46 (Call 03/16/46)(a)	15,634	11,225,420
4.00%, 02/04/61 (Call 08/04/60)(a)	9,629	6,781,949
4.25%, 08/09/42(a)	11,387	9,007,316
4.80%, 02/14/29 (Call 11/14/28)(a)	17,083	16,966,943
5.38%, 01/31/44(a)	17,748	16,225,752
5.80%, 02/14/39 (Call 08/14/38)	20,525	20,268,825
5.95%, 02/14/49 (Call 08/14/48)(a)	25,628	24,135,771
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	3,223	3,061,061
2.70%, 09/15/51 (Call 03/15/51)(a)	1,463	1,021,617
2.90%, 03/01/32 (Call 12/01/31)(a)	9,213	8,215,177
3.25%, 03/27/30 (Call 12/27/29)	9,955	9,343,819
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	19,945	17,325,298
2.73%, 03/25/31 (Call 12/25/30)(a)	14,660	11,886,287
3.22%, 09/06/26 (Call 07/06/26)	10,045	9,502,640
3.56%, 08/15/27 (Call 05/15/27)	39,658	37,150,702
3.73%, 09/25/40 (Call 03/25/40)(a)	6,575	4,723,702
3.98%, 09/25/50 (Call 03/25/50)(a)	9,836	6,759,953
4.39%, 08/15/37 (Call 02/15/37)	24,134	19,687,844
4.54%, 08/15/47 (Call 02/15/47)	26,268	19,639,063
4.70%, 04/02/27 (Call 02/02/27)(a)	10,778	10,654,958
4.74%, 03/16/32 (Call 12/16/31)(a)	10,245	9,561,577
4.76%, 09/06/49 (Call 03/06/49)	8,950	6,834,923
4.91%, 04/02/30 (Call 01/02/30)	9,817	9,481,382
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)(a)	12,201	11,724,401
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	10,961	9,403,738
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,188	1,071,949
1.75%, 11/01/30 (Call 08/01/30)(a)	9,374	7,571,557
2.10%, 05/01/30 (Call 02/01/30)(a)	11,518	9,650,306
3.38%, 08/15/29 (Call 05/15/29)(a)	15,403	14,311,431
3.88%, 08/21/42(a)	11,706	9,387,641
4.13%, 03/04/43	7,080	5,837,143
4.25%, 11/10/44	8,728	7,298,506
4.38%, 11/15/41	10,308	8,897,456
4.88%, 02/15/28 (Call 01/15/28)(a)	7,511	7,574,154
4.88%, 11/15/43(a)	5,362	4,905,021
5.13%, 11/17/27 (Call 10/17/27)	12,777	13,088,103
5.13%, 02/15/30 (Call 12/15/29)(a)	21,413	21,659,063

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
5.38%, 02/15/33 (Call 11/15/32)	$17,724	$18,067,224
5.63%, 11/17/29 (Call 09/17/29)	12,534	13,102,280
5.75%, 11/17/32 (Call 08/17/32)(a)	14,778	15,518,461
6.38%, 05/16/38	16,357	18,084,211
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	6,165	5,887,153
5.85%, 08/15/45 (Call 02/12/45)(a)	24,708	22,361,239

		552,082,871

Airlines — 0.1%
Southwest Airlines Co., 5.13%, 06/15/27 (Call 04/15/27)(a)	21,705	21,885,141

Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	9,024	8,521,030
2.75%, 03/27/27 (Call 01/27/27)	8,045	7,681,491
2.85%, 03/27/30 (Call 12/27/29)(a)	14,971	13,852,108
3.25%, 03/27/40 (Call 09/27/39)	9,038	7,630,421
3.38%, 03/27/50 (Call 09/27/49)(a)	14,826	12,239,640
3.88%, 11/01/45 (Call 05/01/45)(a)	8,564	7,717,849
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	12,369	10,522,241

		68,164,780

Auto Manufacturers — 1.3%
American Honda Finance Corp.
1.30%, 09/09/26	2,758	2,498,837
2.00%, 03/24/28(a)	7,196	6,468,600
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	6,110	5,046,399
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	10,391	9,978,523
5.00%, 10/01/28 (Call 07/01/28)(a)	11,227	11,112,379
5.00%, 04/01/35(a)	6,819	6,231,309
5.15%, 04/01/38 (Call 10/01/37)	8,346	7,479,178
5.20%, 04/01/45	13,247	11,208,621
5.40%, 10/15/29 (Call 08/15/29)(a)	11,919	11,786,160
5.40%, 04/01/48 (Call 10/01/47)(a)	6,990	5,998,072
5.60%, 10/15/32 (Call 07/15/32)(a)	16,029	15,702,913
5.95%, 04/01/49 (Call 10/01/48)(a)	10,006	9,280,515
6.25%, 10/02/43(a)	15,170	14,665,105
6.60%, 04/01/36 (Call 10/01/35)	10,745	11,027,957
6.75%, 04/01/46 (Call 10/01/45)(a)	6,791	6,866,276
6.80%, 10/01/27 (Call 08/01/27)	12,036	12,725,252
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	13,179	11,786,550
2.35%, 02/26/27 (Call 01/26/27)	11,418	10,265,539
2.35%, 01/08/31 (Call 10/08/30)	5,337	4,218,638
2.40%, 04/10/28 (Call 02/10/28)(a)	14,109	12,299,545
2.40%, 10/15/28 (Call 08/15/28)(a)	13,079	11,233,747
2.70%, 08/20/27 (Call 06/20/27)	11,355	10,181,818
2.70%, 06/10/31 (Call 03/10/31)(a)	13,351	10,689,354
3.10%, 01/12/32 (Call 10/12/31)(a)	15,170	12,389,662
3.60%, 06/21/30 (Call 03/21/30)(a)	13,676	11,988,376
4.00%, 10/06/26 (Call 07/06/26)(a)	9,365	8,975,069
4.30%, 04/06/29 (Call 02/06/29)	12,567	11,719,631
4.35%, 01/17/27 (Call 10/17/26)	11,023	10,674,093
5.00%, 04/09/27 (Call 03/09/27)	14,239	14,067,406
5.85%, 04/06/30 (Call 02/06/30)(a)	2,906	2,905,046
6.00%, 01/09/28 (Call 12/09/27)	10,911	11,139,896
Honda Motor Co. Ltd.
2.53%, 03/10/27 (Call 02/10/27)(a)	13,001	12,215,448
2.97%, 03/10/32 (Call 12/10/31)(a)	11,629	10,518,910

Security	Par (000)	Value

Auto Manufacturers (continued)
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31(a)	$19,249	$24,512,620
Toyota Motor Credit Corp.
1.13%, 06/18/26(a)	7,057	6,402,862
1.90%, 01/13/27(a)	7,437	6,840,069
1.90%, 04/06/28(a)	9,962	8,910,174
2.15%, 02/13/30(a)	10,330	9,085,198
3.05%, 03/22/27(a)	15,796	15,080,978
3.20%, 01/11/27(a)	7,738	7,459,569
3.38%, 04/01/30(a)	9,141	8,621,595
4.45%, 06/29/29(a)	7,596	7,714,252
4.55%, 09/20/27	12,759	12,896,289
4.63%, 01/12/28(a)	11,387	11,588,880

		444,457,310

Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	13,661	8,658,616
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	9,351	8,177,558
4.15%, 05/01/52 (Call 11/01/51)(a)	8,863	6,864,488
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	4,876	4,522,141
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)(a)	6,074	5,228,592

		33,451,395

Banks — 24.0%
Banco Bilbao Vizcaya Argentaria SA, 6.13%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(a)(b)	2,627	2,690,260
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(a)(b)	21,165	18,614,355
2.75%, 12/03/30	14,925	11,811,173
2.96%, 03/25/31(a)	5,139	4,315,267
3.31%, 06/27/29(a)	6,647	6,067,843
3.49%, 05/28/30(a)	7,051	6,286,445
3.80%, 02/23/28(a)	13,229	12,345,713
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(b)	20,999	19,965,874
4.25%, 04/11/27	13,043	12,537,140
4.38%, 04/12/28	14,255	13,642,066
5.29%, 08/18/27	20,167	20,083,295
Bank of America Corp.
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(b)	49,909	44,766,961
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(b)	24,280	19,499,338
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(b)	22,197	17,718,065
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(b)	25,994	22,463,271
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(b)	31,995	25,809,976
2.50%, 02/13/31 (Call 02/13/30), (3-mo. LIBOR US + 0.990%)(b)	29,695	25,074,604
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(b)	19,597	17,892,445
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(b)	27,831	22,850,484
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(b)	26,731	22,688,570

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(b)	$45,451	$32,259,829
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(b)	38,468	32,199,366
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(b)	8,157	5,422,448
2.88%, 10/22/30 (Call 10/22/29), (3-mo. LIBOR US + 1.190%)(b)	17,972	15,664,722
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(b)	33,318	28,107,571
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(a)(b)	17,677	12,068,724
3.19%, 07/23/30 (Call 07/23/29), (3-mo. LIBOR US + 1.180%)(b)	21,413	19,087,844
3.25%, 10/21/27 (Call 10/21/26)(a)	22,388	21,134,901
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(b)	29,769	23,019,796
3.42%, 12/20/28 (Call 12/20/27), (3-mo. LIBOR US + 1.040%)(b)	52,750	48,982,632
3.50%, 04/19/26	17,790	17,274,896
3.56%, 04/23/27 (Call 04/23/26), (3-mo. LIBOR US + 1.060%)(b)	24,793	23,651,984
3.59%, 07/21/28 (Call 07/21/27), (3-mo. LIBOR US + 1.370%)(b)	17,276	16,268,954
3.71%, 04/24/28 (Call 04/24/27), (3-mo. LIBOR US + 1.512%)(b)	17,001	16,132,133
3.82%, 01/20/28 (Call 01/20/27), (3-mo. LIBOR US + 1.575%)(b)	21,512	20,597,028
3.95%, 01/23/49 (Call 01/23/48), (3-mo. LIBOR US + 1.19%)(b)	11,133	9,105,504
3.97%, 03/05/29 (Call 03/05/28), (3-mo. LIBOR US + 1.070%)(b)	22,029	20,912,597
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.210%)(a)(b)	25,950	24,325,182
4.08%, 04/23/40 (Call 04/23/39), (3-mo. LIBOR US + 1.32%)(b)	13,852	11,996,860
4.08%, 03/20/51 (Call 03/20/50), (3-mo. LIBOR US + 3.15%)(b)	45,543	38,080,497
4.24%, 04/24/38 (Call 04/24/37), (3-mo. LIBOR US + 1.814%)(b)	14,773	13,264,257
4.25%, 10/22/26	18,860	18,332,378
4.27%, 07/23/29 (Call 07/23/28), (3-mo. LIBOR US + 1.310%)(b)	25,911	24,841,878
4.33%, 03/15/50 (Call 03/15/49), (3-mo. LIBOR US + 1.520%)(b)	24,076	20,697,598
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(b)	19,740	19,164,881
4.44%, 01/20/48 (Call 01/20/47), (3-mo. LIBOR US + 1.990%)(b)	18,132	16,139,534
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(b)	34,025	32,474,964
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(b)	25,659	25,575,962
5.00%, 01/21/44	18,027	17,577,313
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(a)(b)	42,283	41,665,516
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(b)	29,137	29,293,489
5.29%, 04/25/34 (Call 04/25/33)	38,633	38,837,620
5.88%, 02/07/42	13,812	14,817,603

Security	Par (000)	Value

Banks (continued)
6.11%, 01/29/37	$16,435	$17,602,293
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(b)	17,080	17,747,929
7.75%, 05/14/38	15,611	18,908,983
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	17,713	17,109,968
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(b)	17,677	14,731,252
Series N, 3.48%, 03/13/52 (Call 03/11/51), (1-day SOFR + 1.650%)(b)	8,197	6,172,601
Bank of America NA, 6.00%, 10/15/36(a)	11,763	12,761,770
Bank of Montreal
1.25%, 09/15/26	6,546	5,828,573
2.65%, 03/08/27(a)	10,470	9,740,440
5.20%, 02/01/28 (Call 01/01/28)	15,651	15,913,089
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	12,155	12,130,271
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)(a)	7,376	6,721,120
2.45%, 08/17/26 (Call 05/17/26)	2,369	2,216,111
2.80%, 05/04/26 (Call 02/04/26)	578	551,515
3.25%, 05/16/27 (Call 02/16/27)	6,351	6,059,453
3.30%, 08/23/29 (Call 05/23/29)	2,325	2,155,164
3.40%, 01/29/28 (Call 10/29/27)(a)	6,316	6,023,341
3.85%, 04/28/28	6,094	5,932,268
4.97%, 04/26/34 (Call 04/26/33)	10,920	11,001,527
Bank of Nova Scotia (The)
1.30%, 09/15/26(a)	3,202	2,854,045
1.35%, 06/24/26	3,501	3,147,823
1.95%, 02/02/27(a)	6,142	5,595,142
2.45%, 02/02/32(a)	8,171	6,839,702
2.70%, 08/03/26(a)	7,786	7,292,441
4.85%, 02/01/30	17,831	17,755,591
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(b)	22,199	19,873,939
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(b)	7,624	6,191,034
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(b)	14,227	11,410,358
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(b)	16,766	13,429,755
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(b)	12,481	8,947,599
4.34%, 01/10/28 (Call 01/10/27)(a)	18,348	17,679,415
4.84%, 05/09/28 (Call 05/07/27)	19,891	18,913,399
4.95%, 01/10/47(a)	13,596	12,339,190
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(b)	16,393	15,858,049
5.20%, 05/12/26	13,292	12,979,362
5.25%, 08/17/45(a)	14,878	14,093,473
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(a)(b)	19,949	19,902,144
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(b)	11,356	11,186,935
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(a)(b)	17,308	18,440,644
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(a)(b)	23,440	25,797,091
Canadian Imperial Bank of Commerce
1.25%, 06/22/26 (Call 05/22/26)	528	474,082
3.45%, 04/07/27	8,365	7,991,662

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.60%, 04/07/32 (Call 03/07/32)(a)	$6,759	$6,237,790
5.00%, 04/28/28	7,060	7,086,832
Citigroup Inc.
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(b)	32,630	29,309,584
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(b)	15,030	12,304,003
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(b)	30,989	25,746,089
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(b)	37,196	31,538,399
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(a)(b)	25,613	21,953,671
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(b)	13,257	9,564,979
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(a)(b)	23,955	21,039,097
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(b)	32,887	28,022,934
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(b)	26,818	25,063,953
3.20%, 10/21/26 (Call 07/21/26)	35,085	33,292,241
3.40%, 05/01/26	8,624	8,306,170
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(b)	23,945	22,484,542
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(b)	28,407	26,843,197
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(b)	32,453	29,206,025
3.88%, 01/24/39 (Call 01/22/38), (3-mo. SOFR + 1.430%)(b)	4,435	3,814,889
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(b)	28,689	27,609,223
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(b)	27,380	25,692,456
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(b)	23,469	22,411,174
4.13%, 07/25/28(a)	22,508	21,484,246
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(b)	10,564	9,269,514
4.30%, 11/20/26	13,194	12,887,868
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(b)	43,577	41,693,567
4.45%, 09/29/27	35,376	34,555,210
4.65%, 07/30/45	10,737	9,856,924
4.65%, 07/23/48 (Call 06/23/48)(a)	25,502	23,617,548
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(a)(b)	18,671	18,521,027
4.75%, 05/18/46	19,863	17,431,179
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(b)	26,990	26,410,193
5.30%, 05/06/44	9,287	8,819,964
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(a)(b)	14,057	13,906,516
5.88%, 01/30/42	9,861	10,522,845
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(a)(b)	28,933	31,314,102
6.63%, 06/15/32(a)	10,045	10,859,049
6.68%, 09/13/43	10,556	11,782,178
8.13%, 07/15/39	21,331	27,672,853

Security	Par (000)	Value

Banks (continued)
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(a)(b)	$6,015	$5,613,004
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)(a)	2,403	2,044,748
Cooperatieve Rabobank UA
3.75%, 07/21/26	7,711	7,259,590
5.25%, 05/24/41	22,084	23,563,535
5.25%, 08/04/45(a)	7,592	7,208,014
5.75%, 12/01/43(a)	10,124	10,279,428
Credit Suisse AG/New York NY
1.25%, 08/07/26(a)	18,630	15,782,671
5.00%, 07/09/27(a)	12,555	12,098,626
7.50%, 02/15/28(a)	12,249	13,027,248
Credit Suisse Group AG
4.55%, 04/17/26	18,910	17,625,444
4.88%, 05/15/45(a)	17,211	14,686,146
Deutsche Bank AG/New York NY
1.69%, 03/19/26	1,778	1,600,432
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(b)	17,833	15,480,444
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(b)	13,140	11,431,374
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(b)	8,758	7,024,718
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(b)	14,332	12,019,582
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(a)(b)	14,794	15,026,241
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	4,094	3,796,373
4.65%, 09/13/28 (Call 06/13/28)(a)	8,774	8,381,588
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	1,875	1,667,571
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(b)	12,231	11,650,113
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(b)	6,386	6,556,135
8.25%, 03/01/38	12,556	14,496,603
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	6,092	6,257,180
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(b)	30,735	27,247,051
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(b)	46,907	42,077,995
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(b)	28,088	22,482,854
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(b)	43,038	35,153,370
2.60%, 02/07/30 (Call 11/07/29)	20,537	17,737,470
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(b)	40,705	34,015,597
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	33,141	30,362,001
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(b)	31,322	26,019,420
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(a)(b)	15,723	11,258,743
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(a)(b)	38,147	32,841,244

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(b)	$23,352	$17,597,432
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(b)	21,475	16,631,943
3.50%, 11/16/26 (Call 11/16/25)	31,168	29,734,107
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(b)	35,178	33,497,413
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.510%)(b)	27,502	26,161,830
3.80%, 03/15/30 (Call 12/15/29)(a)	29,253	27,388,466
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.158%)(b)	26,854	25,250,851
3.85%, 01/26/27 (Call 01/26/26)	34,325	33,259,748
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.373%)(b)	24,866	21,600,935
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.301%)(a)(b)	37,822	36,343,201
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.430%)(b)	16,064	14,439,053
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(b)	27,575	27,053,744
4.75%, 10/21/45 (Call 04/21/45)(a)	18,198	16,676,030
4.80%, 07/08/44 (Call 01/08/44)	17,225	16,072,474
5.15%, 05/22/45	20,024	18,920,037
5.95%, 01/15/27(a)	10,358	10,700,597
6.13%, 02/15/33(a)	11,587	12,526,833
6.25%, 02/01/41	27,419	30,261,136
6.75%, 10/01/37	59,893	65,637,194
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(b)	23,232	20,686,182
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(b)	24,754	21,550,860
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(b)	22,352	19,043,283
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(b)	28,021	25,073,191
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(a)(b)	17,363	14,071,803
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(a)(b)	31,524	25,820,205
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(a)(b)	16,553	13,934,067
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(a)(b)	19,457	15,910,191
3.90%, 05/25/26	20,685	20,037,280
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. LIBOR US + 1.610%)(a)(b)	31,874	29,323,956
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. LIBOR US + 1.546%)(a)(b)	28,148	26,816,904
4.38%, 11/23/26(a)	16,434	15,889,361
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. LIBOR US + 1.535%)(b)	31,911	30,626,860
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(b)	24,962	24,363,893
4.95%, 03/31/30(a)	27,735	27,357,835
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(b)	25,206	25,100,563
5.25%, 03/14/44(a)	13,099	11,950,480

Security	Par (000)	Value

Banks (continued)
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(a)(b)	$25,437	$25,118,816
6.10%, 01/14/42(a)	9,803	10,494,237
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(a)(b)	20,720	21,312,712
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(b)	27,240	28,383,086
6.33%, 03/09/44 (Call 03/09/43)	32,299	33,942,134
6.50%, 05/02/36(a)	10,886	11,665,158
6.50%, 09/15/37(a)	8,647	9,056,061
6.50%, 09/15/37	7,987	8,071,657
6.80%, 06/01/38(a)	5,660	6,029,071
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(b)	25,072	26,986,992
Huntington Bancshares Inc., 4.44%, 08/04/28
(Call 08/04/27), (1-day SOFR + 1.970%)(b)	3,991	3,794,433
Huntington Bancshares Inc./OH, 2.55%, 02/04/30
(Call 01/04/30)	7,362	6,009,228
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27),
(1-day SOFR + 1.650%)(b)	3,471	3,311,393
5.65%, 01/10/30 (Call 11/10/29)(a)	7,254	7,233,580
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(b)	11,646	10,500,362
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(b)	4,340	3,625,866
3.95%, 03/29/27	18,228	17,482,426
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(b)	11,085	10,589,512
4.05%, 04/09/29(a)	5,736	5,485,044
4.25%, 03/28/33 (Call 03/28/32),
(1-day SOFR + 2.070%)(b)	7,744	7,183,433
4.55%, 10/02/28	7,495	7,312,523
JPMorgan Chase & Co.
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(b)	27,753	24,715,126
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(b)	37,923	34,354,525
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(a)(b)	12,177	9,743,570
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(b)	30,396	24,499,331
2.07%, 06/01/29 (Call 06/01/28),
(1-day SOFR + 1.015%)(b)	19,250	16,757,679
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(b)	13,813	12,422,838
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(b)	27,559	23,618,170
2.53%, 11/19/41 (Call 11/19/40),
(1-day SOFR + 1.510%)(a)(b)	15,136	10,604,404
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(b)	30,597	25,448,131
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(b)	35,979	30,222,209
2.74%, 10/15/30 (Call 10/15/29),
(1-day SOFR + 1.510%)(a)(b)	38,821	34,056,471
2.95%, 10/01/26 (Call 07/01/26)(a)	27,967	26,540,638
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(a)(b)	16,762	15,597,599

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(b)	$35,751	$30,597,086
3.11%, 04/22/41 (Call 04/22/40),
(1-day SOFR + 2.460%)(b)	15,480	11,827,431
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(b)	23,390	16,776,870
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 2.460%)(b)	20,497	15,760,443
3.20%, 06/15/26 (Call 03/15/26)(a)	12,191	11,785,157
3.30%, 04/01/26 (Call 01/01/26)(a)	10,389	10,063,097
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(b)	35,974	26,841,802
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. LIBOR US + 0.945%)(b)	22,398	21,067,328
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. LIBOR US + 1.380%)(a)(b)	24,160	22,953,674
3.63%, 12/01/27 (Call 12/01/26)	10,933	10,420,853
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. LIBOR US + 1.160%)(b)	25,335	23,648,586
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. LIBOR US + 1.337%)(a)(b)	28,104	26,999,695
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. LIBOR US + 1.360%)(b)	20,627	18,180,450
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. LIBOR US + 1.220%)(b)	16,884	13,839,200
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. LIBOR US + 1.380%)(b)	41,044	34,593,053
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. LIBOR US + 1.120%)(b)	22,839	21,860,077
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. LIBOR US + 1.460%)(b)	14,507	12,323,882
4.13%, 12/15/26(a)	19,870	19,562,800
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. LIBOR US + 1.260%)(b)	24,368	23,545,894
4.25%, 10/01/27	15,516	15,252,090
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. LIBOR US + 1.580%)(a)(b)	19,249	16,951,903
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(b)	29,494	28,938,655
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. LIBOR US + 1.330%)(b)	25,310	24,659,136
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)(b)	30,380	29,565,868
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(b)	20,464	19,989,268
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(b)	20,752	20,175,978
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(b)	34,834	34,959,462
4.85%, 02/01/44	10,502	10,126,901
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(a)(b)	45,865	45,580,963
4.95%, 06/01/45	16,534	15,676,677
5.40%, 01/06/42(a)	13,050	13,453,693
5.50%, 10/15/40(a)	12,757	13,253,689
5.60%, 07/15/41(a)	17,961	18,717,018
5.63%, 08/16/43	12,721	13,215,596
6.40%, 05/15/38(a)	24,234	27,279,906
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)(a)	10,315	9,580,221

Security	Par (000)	Value

Banks (continued)
KeyBank NA/Cleveland OH
4.90%, 08/08/32	$7,767	$6,911,371
5.85%, 11/15/27 (Call 10/16/27)(a)	8,623	8,618,226
KeyCorp
2.25%, 04/06/27(a)	7,337	6,411,825
2.55%, 10/01/29(a)	8,326	6,785,484
4.10%, 04/30/28	7,587	7,016,307
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(a)(b)	8,900	8,092,097
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(a)(b)	15,599	13,948,830
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(b)	22,444	20,830,638
3.75%, 01/11/27(a)	18,531	17,642,850
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(b)	12,213	11,503,498
4.34%, 01/09/48	15,376	12,020,626
4.38%, 03/22/28(a)	21,544	20,837,256
4.55%, 08/16/28(a)	10,270	9,971,492
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(b)	7,736	7,503,478
5.30%, 12/01/45(a)	5,050	4,546,342
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(a)(b)	13,205	13,498,136
M&T Bank Corp., 5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(b)	10,063	9,431,460
Manufacturers & Traders Trust Co., 4.70%, 01/27/28 (Call 12/28/27)	12,228	11,611,321
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(b)	24,134	21,477,071
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(b)	13,920	12,381,651
2.05%, 07/17/30	10,463	8,599,880
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(b)	23,103	18,551,388
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(b)	16,007	14,504,120
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(b)	11,655	9,501,639
2.56%, 02/25/30(a)	14,982	12,845,230
2.76%, 09/13/26	7,348	6,833,168
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(b)	12,347	10,310,696
3.20%, 07/18/29(a)	19,278	17,352,199
3.29%, 07/25/27(a)	13,514	12,752,963
3.68%, 02/22/27(a)	10,745	10,577,507
3.74%, 03/07/29	17,830	16,806,802
3.75%, 07/18/39(a)	12,410	10,729,105
3.96%, 03/02/28(a)	12,216	11,772,515
4.05%, 09/11/28(a)	8,926	8,732,191
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(b)	9,329	8,997,791
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(b)	15,094	15,063,424
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(b)	17,475	17,495,947
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(b)	14,377	14,543,536

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.41%, 04/19/34 (Call 04/19/33)	$4,181	$4,221,724
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(a)(b)	12,841	13,039,717
5.44%, 02/22/34 (Call 02/22/33),
(1-year CMT + 1.630%)(a)(b)	11,880	12,042,722
5.47%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.125%)(a)(b)	8,568	8,718,669
5.48%, 02/22/31 (Call 02/22/30),
(1-year CMT + 1.530%)(a)(b)	3,625	3,679,101
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(b)	13,548	11,962,994
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(b)	11,708	10,397,042
1.98%, 09/08/31 (Call 09/08/30),
(1-day SOFR + 1.532%)(a)(b)	6,834	5,449,699
2.20%, 07/10/31 (Call 07/10/30),
(1-day SOFR + 1.772%)(a)(b)	12,283	10,014,781
2.56%, 09/13/31(a)	11,021	8,807,500
2.84%, 09/13/26(a)	6,596	6,140,832
3.15%, 07/16/30 (Call 07/16/29),
(3-mo. LIBOR US + 1.130%)(b)	3,978	3,528,817
3.17%, 09/11/27(a)	10,722	9,993,081
4.02%, 03/05/28(a)	12,418	11,871,930
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. LIBOR US + 1.270%)(a)(b)	6,807	6,542,736
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(b)	6,556	6,623,822
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(a)(b)	12,599	12,826,297
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(b)	8,881	9,120,459
5.74%, 05/27/31 (Call 05/27/30),
(1-year CMT + 1.650%)(b)	3,720	3,808,080
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(a)(b)	10,113	10,392,492
Morgan Stanley
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(b)	31,780	28,238,748
1.59%, 05/04/27 (Call 04/04/27),
(1-day SOFR + 0.879%)(b)	36,934	33,223,463
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(b)	29,898	23,624,909
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(b)	25,534	20,328,360
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(b)	37,595	30,377,749
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(b)	24,388	22,281,567
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)(b)	25,722	21,188,166
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(b)	35,780	30,895,039
2.80%, 01/25/52 (Call 07/25/51),
(1-day SOFR + 1.430%)(a)(b)	21,579	14,453,001
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(b)	26,920	22,866,946
3.13%, 07/27/26(a)	26,580	25,273,479
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(a)(b)	21,486	16,671,234

Security	Par (000)	Value

Banks (continued)
3.59%, 07/22/28 (Call 07/22/27),
(3-mo. LIBOR US + 1.340%)(b)	$31,400	$29,702,682
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(b)	29,036	26,565,260
3.63%, 01/20/27(a)	33,236	31,975,910
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. LIBOR US + 1.140%)(b)	32,632	30,942,684
3.95%, 04/23/27	20,769	19,986,798
3.97%, 07/22/38 (Call 07/22/37),
(3-mo. LIBOR US + 1.455%)(b)	21,391	18,877,985
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(b)	24,892	24,153,397
4.30%, 01/27/45(a)	26,387	23,703,302
4.35%, 09/08/26	19,673	19,214,595
4.38%, 01/22/47	23,444	21,139,532
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. LIBOR US + 1.628%)(a)(b)	32,285	31,174,076
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. LIBOR US + 0.408%)(b)	12,096	11,148,104
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(b)	22,809	22,440,103
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(b)	25,941	26,106,073
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(b)	13,177	13,284,253
5.25%, 04/21/34 (Call 04/21/33)	17,062	17,265,932
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.480%)(a)(b)	20,593	21,637,831
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(b)	24,964	26,235,030
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(a)(b)	30,820	33,517,357
6.38%, 07/24/42(a)	20,706	23,572,644
7.25%, 04/01/32	11,213	13,072,349
National Australia Bank Ltd., 3.91%, 06/09/27(a)	8,764	8,577,604
National Australia Bank Ltd./New York, 2.50%,
07/12/26(a)	5,010	4,713,569
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(b)	12,892	11,470,899
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(b)	8,131	7,435,073
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(b)	15,605	14,826,610
4.80%, 04/05/26	4,026	4,006,558
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(b)	20,663	20,138,526
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(b)	20,454	20,230,691
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(b)	8,604	8,655,957
6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(a)(b)	10,224	10,621,952
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	8,114	6,861,700
4.00%, 05/10/27 (Call 04/10/27)(a)	5,707	5,613,479
6.13%, 11/02/32 (Call 08/02/32)(a)	10,934	11,675,763
PNC Bank NA
2.70%, 10/22/29(a)	7,122	6,160,665
3.10%, 10/25/27 (Call 09/25/27)(a)	9,009	8,440,583

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.05%, 07/26/28	$15,591	$14,844,280
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)(b)	6,826	5,610,970
2.55%, 01/22/30 (Call 10/24/29)(a)	24,124	20,652,959
2.60%, 07/23/26 (Call 05/24/26)(a)	5,642	5,277,471
3.15%, 05/19/27 (Call 04/19/27)(a)	6,551	6,158,029
3.45%, 04/23/29 (Call 01/23/29)(a)	19,203	17,728,029
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(a)(b)	16,771	16,463,780
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.630%)(a)(b)	10,868	10,934,431
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(a)(b)	16,476	17,373,141
Royal Bank of Canada
1.15%, 07/14/26	3,673	3,307,691
1.20%, 04/27/26	9,934	8,984,765
1.40%, 11/02/26	12,045	10,767,478
2.30%, 11/03/31	15,400	12,752,889
3.63%, 05/04/27	13,761	13,249,321
3.88%, 05/04/32	8,529	7,969,176
4.24%, 08/03/27	17,044	16,672,270
4.90%, 01/12/28(a)	10,305	10,361,840
5.00%, 02/01/33(a)	17,720	17,746,436
5.00%, 05/02/33	8,450	8,458,258
6.00%, 11/01/27	14,742	15,500,617
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(b)	12,113	10,627,710
3.24%, 10/05/26 (Call 08/05/26)(a)	7,861	7,222,696
4.40%, 07/13/27 (Call 04/14/27)	6,835	6,512,183
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(b)	12,613	12,674,106
Santander UK Group Holdings PLC
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(b)	11,025	9,776,976
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(a)(b)	9,038	8,329,575
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(a)(b)	10,083	10,367,916
State Street Corp.
2.20%, 03/03/31(a)	2,044	1,682,087
2.40%, 01/24/30(a)	2,950	2,569,886
2.65%, 05/19/26(a)	881	834,527
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	15,266	13,565,058
1.90%, 09/17/28	28,848	24,668,718
2.13%, 07/08/30(a)	19,008	15,714,178
2.14%, 09/23/30(a)	5,088	4,123,527
2.22%, 09/17/31(a)	6,678	5,406,407
2.63%, 07/14/26(a)	14,086	13,166,976
2.75%, 01/15/30	17,672	15,386,871
2.93%, 09/17/41(a)	1,585	1,139,520
3.01%, 10/19/26(a)	17,399	16,305,957
3.04%, 07/16/29(a)	32,703	29,255,796
3.35%, 10/18/27(a)	6,918	6,475,956
3.36%, 07/12/27(a)	19,883	18,913,557
3.45%, 01/11/27	11,299	10,738,853
3.54%, 01/17/28	7,326	6,892,103
3.94%, 07/19/28	11,646	11,110,511

Security	Par (000)	Value

Banks (continued)
5.52%, 01/13/28	$22,506	$23,017,973
5.71%, 01/13/30(a)	18,118	18,730,022
5.77%, 01/13/33(a)	20,535	21,568,574
Toronto-Dominion Bank (The)
1.20%, 06/03/26	7,704	6,904,205
1.25%, 09/10/26	5,567	4,957,929
1.95%, 01/12/27	8,544	7,728,862
2.00%, 09/10/31	13,939	11,291,213
2.80%, 03/10/27	13,975	13,002,490
3.20%, 03/10/32	19,528	17,319,770
4.11%, 06/08/27	17,846	17,378,297
4.46%, 06/08/32	25,430	24,505,714
4.69%, 09/15/27	17,374	17,259,797
5.16%, 01/10/28	13,904	14,070,057
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)(a)	12,961	10,645,685
3.30%, 05/15/26 (Call 04/15/26)(a)	3,914	3,632,433
3.80%, 10/30/26 (Call 09/30/26)(a)	9,627	9,000,108
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	5,295	4,510,060
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(b)	9,116	7,708,367
1.95%, 06/05/30 (Call 03/05/30)(a)	6,474	5,206,738
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)(b)	9,081	8,691,854
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(a)(b)	20,708	20,277,599
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)(b)	16,564	16,065,556
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(a)(b)	8,398	8,739,873
U. S. Bancorp
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(b)	18,694	18,180,115
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)(b)	22,092	21,124,894
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	13,719	10,762,808
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(b)	14,086	12,701,463
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(a)(b)	9,870	8,049,953
3.00%, 07/30/29 (Call 04/30/29)(a)	6,644	5,851,278
3.90%, 04/26/28 (Call 03/26/28)(a)	9,360	8,969,451
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(a)(b)	17,020	16,549,128
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(a)(b)	16,621	17,106,568
Series V, 2.38%, 07/22/26 (Call 06/22/26)	13,495	12,533,570
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	15,443	14,544,520
Wachovia Corp., 5.50%, 08/01/35(a)	8,835	8,879,786
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(b)	35,865	32,362,693
2.57%, 02/11/31 (Call 02/11/30),
(1-day SOFR + 1.262%)(b)	30,122	25,724,155
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(b)	36,573	32,037,206
3.00%, 04/22/26	27,145	25,856,381
3.00%, 10/23/26	37,531	35,333,826

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(b)	$37,822	$28,387,079
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. LIBOR US + 1.170%)(b)	26,978	25,466,593
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(a)(b)	40,225	35,114,989
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(b)	41,150	38,953,331
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. LIBOR US + 1.310%)(b)	32,610	30,868,293
3.90%, 05/01/45(a)	20,864	17,091,409
4.10%, 06/03/26	19,538	19,043,009
4.15%, 01/24/29 (Call 10/24/28)(a)	25,680	24,723,726
4.30%, 07/22/27	27,283	26,678,384
4.40%, 06/14/46(a)	20,687	17,314,496
4.48%, 04/04/31 (Call 04/04/30),
(1-day SOFR + 4.032%)(b)	26,142	25,208,174
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(b)	33,937	30,434,769
4.65%, 11/04/44	20,647	18,108,202
4.75%, 12/07/46	19,518	17,135,475
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(b)	32,309	32,071,400
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(b)	44,094	43,150,719
4.90%, 11/17/45	21,212	19,082,578
5.01%, 04/04/51 (Call 04/04/50),
(1-day SOFR + 4.502%)(b)	58,135	55,088,296
5.38%, 11/02/43(a)	20,424	19,646,479
5.39%, 04/24/34 (Call 04/24/33)	19,470	19,790,794
5.61%, 01/15/44	24,039	23,632,760
Wells Fargo Bank NA
5.85%, 02/01/37(a)	11,094	11,561,466
6.60%, 01/15/38(a)	14,071	15,761,973
Westpac Banking Corp.
1.15%, 06/03/26	7,086	6,387,197
1.95%, 11/20/28	10,936	9,597,844
2.15%, 06/03/31	4,894	4,177,250
2.65%, 01/16/30(a)	6,801	6,134,289
2.70%, 08/19/26(a)	7,321	6,912,956
2.85%, 05/13/26	8,526	8,112,355
2.96%, 11/16/40	11,688	8,002,352
3.13%, 11/18/41	9,336	6,520,785
3.35%, 03/08/27(a)	9,783	9,400,127
3.40%, 01/25/28(a)	14,982	14,305,504
4.04%, 08/26/27	13,861	13,694,617
4.42%, 07/24/39	9,268	7,920,884
5.46%, 11/18/27(a)	18,254	18,980,495

		8,334,085,731

Beverages — 2.8%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	54,970	55,312,529
4.90%, 02/01/46 (Call 08/01/45)(a)	99,668	98,560,609
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	9,901	9,462,599
4.90%, 02/01/46 (Call 08/01/45)	15,870	15,590,259
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	15,806	15,075,632
4.00%, 04/13/28 (Call 01/13/28)(a)	27,574	27,310,892

Security	Par (000)	Value

Beverages (continued)
4.35%, 06/01/40 (Call 12/01/39)(a)	$10,617	$10,089,747
4.38%, 04/15/38 (Call 10/15/37)	14,759	14,248,975
4.44%, 10/06/48 (Call 04/06/48)	19,342	18,150,498
4.50%, 06/01/50 (Call 12/01/49)	16,808	15,891,868
4.60%, 04/15/48 (Call 10/15/47)	24,166	23,189,616
4.75%, 01/23/29 (Call 10/23/28)	44,864	45,910,278
4.75%, 04/15/58 (Call 10/15/57)	8,885	8,509,739
4.90%, 01/23/31 (Call 10/23/30)(a)	6,298	6,594,388
4.95%, 01/15/42	16,189	16,204,473
5.45%, 01/23/39 (Call 07/23/38)	19,922	21,171,123
5.55%, 01/23/49 (Call 07/23/48)	42,658	46,126,513
5.80%, 01/23/59 (Call 07/23/58)(a)	20,632	23,108,028
8.20%, 01/15/39	14,037	18,768,286
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	12,304	10,759,395
1.38%, 03/15/31	15,410	12,641,160
1.45%, 06/01/27(a)	11,497	10,455,771
1.50%, 03/05/28(a)	7,920	7,099,559
1.65%, 06/01/30(a)	15,868	13,488,573
2.00%, 03/05/31	9,928	8,537,643
2.13%, 09/06/29	12,679	11,375,780
2.25%, 01/05/32(a)	22,349	19,496,315
2.50%, 06/01/40(a)	10,720	8,232,539
2.50%, 03/15/51(a)	14,705	10,375,626
2.60%, 06/01/50	14,737	10,607,087
2.75%, 06/01/60(a)	9,850	7,105,875
2.88%, 05/05/41	6,459	5,211,281
3.00%, 03/05/51(a)	16,911	13,361,702
3.38%, 03/25/27(a)	9,582	9,411,965
3.45%, 03/25/30(a)	11,859	11,408,103
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	9,356	7,761,371
3.15%, 08/01/29 (Call 05/01/29)	7,382	6,770,051
4.90%, 05/01/33 (Call 02/01/33)	7,820	7,869,039
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)(a)	8,191	7,052,770
2.13%, 04/29/32 (Call 01/29/32)(a)	8,258	6,911,185
2.38%, 10/24/29 (Call 07/24/29)	9,521	8,426,246
5.30%, 10/24/27 (Call 09/24/27)(a)	5,768	6,020,448
5.50%, 01/24/33 (Call 10/24/32)	7,838	8,537,632
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)(a)	4,088	3,729,143
3.80%, 05/01/50 (Call 11/01/49)(a)	6,211	4,951,299
3.95%, 04/15/29 (Call 02/15/29)(a)	11,343	10,950,622
4.05%, 04/15/32 (Call 01/15/32)(a)	9,483	9,008,042
4.50%, 04/15/52 (Call 10/15/51)	11,643	10,394,881
4.60%, 05/25/28 (Call 02/25/28)(a)	10,152	10,152,836
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)(a)	10,348	9,817,880
4.20%, 07/15/46 (Call 01/15/46)	16,335	13,676,688
5.00%, 05/01/42	12,611	12,000,698
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	10,869	8,979,391
1.63%, 05/01/30 (Call 02/01/30)	13,464	11,463,686
1.95%, 10/21/31 (Call 07/21/31)	16,507	14,019,616
2.38%, 10/06/26 (Call 07/06/26)(a)	7,359	6,979,529
2.63%, 07/29/29 (Call 04/29/29)(a)	11,303	10,401,385
2.63%, 10/21/41 (Call 04/21/41)	6,392	4,958,158
2.75%, 03/19/30 (Call 12/19/29)	17,964	16,467,301
2.75%, 10/21/51 (Call 04/21/51)	10,869	8,021,957

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.88%, 10/15/49 (Call 04/15/49)	$9,754	$7,488,537
3.00%, 10/15/27 (Call 07/15/27)(a)	19,002	18,275,890
3.45%, 10/06/46 (Call 04/06/46)(a)	9,120	7,779,510
3.60%, 02/18/28 (Call 01/18/28)(a)	11,223	11,064,798
3.63%, 03/19/50 (Call 09/19/49)	8,073	7,027,597
3.90%, 07/18/32 (Call 04/18/32)(a)	15,553	15,272,918
4.45%, 02/15/33 (Call 11/15/32)(a)	1,179	1,208,992
4.45%, 04/14/46 (Call 10/14/45)	9,020	8,979,493

		961,264,015

Biotechnology — 2.1%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	12,678	11,057,729
2.00%, 01/15/32 (Call 10/15/31)(a)	13,504	10,958,002
2.20%, 02/21/27 (Call 12/21/26)	18,189	16,827,706
2.30%, 02/25/31 (Call 11/25/30)(a)	13,482	11,373,235
2.45%, 02/21/30 (Call 11/21/29)	13,026	11,393,050
2.60%, 08/19/26 (Call 05/19/26)(a)	10,445	9,830,392
2.77%, 09/01/53 (Call 03/01/53)	10,410	6,661,355
2.80%, 08/15/41 (Call 02/15/41)(a)	12,382	9,024,779
3.00%, 02/22/29 (Call 12/22/28)	6,673	6,197,335
3.00%, 01/15/52 (Call 07/15/51)	14,226	9,693,259
3.15%, 02/21/40 (Call 08/21/39)	19,800	15,344,087
3.20%, 11/02/27 (Call 08/02/27)(a)	7,395	7,041,887
3.35%, 02/22/32 (Call 11/22/31)	11,357	10,263,710
3.38%, 02/21/50 (Call 08/21/49)	23,752	17,584,401
4.05%, 08/18/29 (Call 06/18/29)(a)	11,386	11,051,417
4.20%, 03/01/33 (Call 12/01/32)(a)	8,498	8,151,320
4.20%, 02/22/52 (Call 08/22/51)	9,993	8,454,585
4.40%, 05/01/45 (Call 11/01/44)(a)	24,081	21,220,938
4.40%, 02/22/62 (Call 08/22/61)	13,237	11,160,111
4.56%, 06/15/48 (Call 12/15/47)	15,660	14,098,496
4.66%, 06/15/51 (Call 12/15/50)	36,239	32,940,537
4.88%, 03/01/53 (Call 09/01/52)	9,543	8,976,238
5.15%, 03/02/28 (Call 02/02/28)	40,887	41,913,423
5.25%, 03/02/30 (Call 01/02/30)	31,840	32,715,517
5.25%, 03/02/33 (Call 12/02/32)	44,577	45,863,916
5.60%, 03/02/43 (Call 09/02/42)	34,430	35,439,601
5.65%, 03/02/53 (Call 09/02/52)	43,870	45,502,995
5.75%, 03/02/63 (Call 09/02/62)	29,871	30,938,939
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)(a)	15,087	12,793,417
3.15%, 05/01/50 (Call 11/01/49)	19,849	13,832,826
5.20%, 09/15/45 (Call 03/15/45)(a)	7,468	7,520,891
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	12,832	11,260,878
1.65%, 10/01/30 (Call 07/01/30)(a)	6,813	5,637,685
2.60%, 10/01/40 (Call 04/01/40)(a)	12,307	9,083,760
2.80%, 10/01/50 (Call 04/01/50)(a)	18,108	12,443,064
2.95%, 03/01/27 (Call 12/01/26)(a)	17,345	16,596,435
4.00%, 09/01/36 (Call 03/01/36)(a)	5,300	4,955,035
4.15%, 03/01/47 (Call 09/01/46)	19,465	17,192,208
4.50%, 02/01/45 (Call 08/01/44)	19,002	17,672,706
4.60%, 09/01/35 (Call 03/01/35)	6,942	6,889,357
4.75%, 03/01/46 (Call 09/01/45)	23,577	22,505,515
4.80%, 04/01/44 (Call 10/01/43)(a)	19,781	19,108,834
5.65%, 12/01/41 (Call 06/01/41)(a)	11,568	12,391,570
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	12,418	10,129,544
2.80%, 09/15/50 (Call 03/15/50)	4,717	3,122,615

Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)	$7,211	$6,323,519
2.20%, 09/02/30 (Call 06/02/30)(a)	9,868	8,081,142
3.30%, 09/02/40 (Call 03/02/40)	9,665	7,026,764
3.55%, 09/02/50 (Call 03/02/50)(a)	9,026	6,215,422

		732,462,147

Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)(a)	6,545	6,056,316
2.70%, 02/15/31 (Call 11/15/30)(a)	8,466	7,258,311
2.72%, 02/15/30 (Call 11/15/29)	21,335	18,627,533
3.38%, 04/05/40 (Call 10/05/39)	14,264	11,118,494
3.58%, 04/05/50 (Call 10/05/49)	20,363	15,212,975
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	10,565	8,776,495
3.20%, 07/15/51 (Call 01/15/51)(a)	4,974	3,531,989
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	7,749	7,422,089
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	722	662,260

		78,666,462

Chemicals — 1.0%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)(a)	10,391	9,078,304
2.70%, 05/15/40 (Call 11/15/39)	6,788	5,260,712
2.80%, 05/15/50 (Call 11/15/49)(a)	9,367	6,780,996
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)(a)	19,166	19,411,769
6.33%, 07/15/29 (Call 05/15/29)(a)	9,651	9,776,573
6.38%, 07/15/32 (Call 04/15/32)(a)	10,805	10,953,063
CF Industries Inc.
4.95%, 06/01/43	6,707	5,817,268
5.15%, 03/15/34(a)	9,301	9,038,059
5.38%, 03/15/44(a)	6,679	6,138,796
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	9,640	8,114,309
3.60%, 11/15/50 (Call 05/15/50)(a)	7,081	5,388,568
4.38%, 11/15/42 (Call 05/15/42)	15,913	13,973,609
5.25%, 11/15/41 (Call 05/15/41)	9,897	9,660,570
5.55%, 11/30/48 (Call 05/30/48)(a)	7,823	7,754,739
6.90%, 05/15/53 (Call 11/15/52)(a)	9,463	10,953,211
7.38%, 11/01/29(a)	11,015	12,622,477
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)(a)	26,585	26,873,766
5.32%, 11/15/38 (Call 05/15/38)	16,819	16,959,232
5.42%, 11/15/48 (Call 05/15/48)	21,678	21,831,953
Eastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)(a)	7,868	6,783,963
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(a)	4,424	4,219,691
2.70%, 12/15/51 (Call 06/15/51)(a)	5,460	3,671,054
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)(a)	4,931	4,218,643
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	10,879	9,644,644
5.25%, 07/15/43	8,004	7,355,381
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)(a)	8,747	6,473,604
3.63%, 04/01/51 (Call 04/01/50)(a)	10,235	7,272,773
4.20%, 10/15/49 (Call 04/15/49)(a)	11,642	9,037,421

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.20%, 05/01/50 (Call 11/01/49)(a)	$8,742	$6,780,757
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	12,463	10,224,740
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)	10,159	9,894,760
4.90%, 03/27/28 (Call 02/27/28)	6,562	6,584,750
5.00%, 04/01/49 (Call 10/01/48)(a)	5,363	5,008,064
5.80%, 03/27/53 (Call 09/27/52)(a)	7,287	7,562,699
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	11,534	10,435,263
3.45%, 06/01/27 (Call 03/01/27)(a)	13,394	12,845,027
4.50%, 06/01/47 (Call 12/01/46)	12,065	10,707,733
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	5,088	4,895,268

		360,004,209

Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	9,669	7,972,355
1.70%, 05/15/28 (Call 03/15/28)	11,603	10,394,403
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	12,259	9,908,765
5.10%, 12/15/27 (Call 11/15/27)(a)	8,220	8,329,062
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	5,109	4,584,779
2.90%, 05/15/30 (Call 02/15/30)(a)	11,900	10,183,945
2.90%, 11/15/31 (Call 08/15/31)(a)	9,220	7,646,189
3.20%, 08/15/29 (Call 05/15/29)(a)	14,071	12,466,717
4.15%, 08/15/49 (Call 02/15/49)	5,390	4,067,059
4.80%, 04/01/26 (Call 01/01/26)(a)	1,750	1,730,333
5.40%, 08/15/32 (Call 05/15/32)(a)	11,822	11,688,313
5.95%, 08/15/52 (Call 02/15/52)(a)	5,865	5,683,951
Massachusetts Institute of Technology, 5.60%, 07/01/2111	8,361	9,484,480
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(a)	10,100	8,696,352
2.65%, 10/01/26 (Call 08/01/26)	5,450	5,159,289
2.85%, 10/01/29 (Call 07/01/29)(a)	16,224	14,734,460
3.25%, 06/01/50 (Call 12/01/49)(a)	9,890	7,158,120
4.40%, 06/01/32 (Call 03/01/32)(a)	10,748	10,562,590
5.05%, 06/01/52 (Call 12/01/51)(a)	9,639	9,271,431
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)(a)	16,271	14,084,954
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	7,586	6,821,066
4.00%, 03/18/29 (Call 12/18/28)(a)	10,307	10,099,285
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)	10,098	9,476,378
2.70%, 03/01/29 (Call 01/01/29)	17,865	16,342,954
2.90%, 03/01/32 (Call 12/01/31)(a)	19,477	17,304,719
3.70%, 03/01/52 (Call 09/01/51)(a)	11,429	9,542,680
4.25%, 05/01/29 (Call 02/01/29)(a)	10,707	10,594,504

		253,989,133

Computers — 3.1%
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	18,237	15,058,818
1.40%, 08/05/28 (Call 06/05/28)	23,074	20,296,047
1.65%, 05/11/30 (Call 02/11/30)	20,214	17,271,743
1.65%, 02/08/31 (Call 11/08/30)	27,215	22,960,844
1.70%, 08/05/31 (Call 05/05/31)(a)	14,487	12,131,553
2.05%, 09/11/26 (Call 07/11/26)	21,092	19,780,529

Security	Par (000)	Value

Computers (continued)
2.20%, 09/11/29 (Call 06/11/29)(a)	$17,344	$15,589,493
2.38%, 02/08/41 (Call 08/08/40)(a)	17,216	12,903,587
2.40%, 08/20/50 (Call 02/20/50)	13,136	8,939,675
2.45%, 08/04/26 (Call 05/04/26)(a)	22,488	21,478,439
2.55%, 08/20/60 (Call 02/20/60)(a)	19,697	13,046,645
2.65%, 05/11/50 (Call 11/11/49)	27,059	19,236,324
2.65%, 02/08/51 (Call 08/08/50)	31,266	21,976,787
2.70%, 08/05/51 (Call 02/05/51)	19,630	13,920,020
2.80%, 02/08/61 (Call 02/08/60)	18,723	12,734,638
2.85%, 08/05/61 (Call 02/05/61)	15,431	10,626,378
2.90%, 09/12/27 (Call 06/12/27)(a)	22,339	21,458,316
2.95%, 09/11/49 (Call 03/11/49)	18,272	13,840,028
3.00%, 06/20/27 (Call 03/20/27)(a)	11,698	11,306,097
3.00%, 11/13/27 (Call 08/13/27)(a)	15,514	14,956,028
3.20%, 05/11/27 (Call 02/11/27)(a)	22,723	22,162,776
3.25%, 08/08/29 (Call 06/08/29)	14,092	13,510,885
3.35%, 02/09/27 (Call 11/09/26)(a)	24,388	23,886,371
3.35%, 08/08/32 (Call 05/08/32)(a)	15,759	14,924,641
3.45%, 02/09/45(a)	20,540	17,534,643
3.75%, 09/12/47 (Call 03/12/47)(a)	12,595	11,045,989
3.75%, 11/13/47 (Call 05/13/47)	13,833	12,142,248
3.85%, 05/04/43(a)	32,578	29,843,311
3.85%, 08/04/46 (Call 02/04/46)	20,552	18,296,983
3.95%, 08/08/52 (Call 02/08/52)(a)	18,716	16,648,582
4.10%, 08/08/62 (Call 02/08/62)	12,417	11,043,655
4.25%, 02/09/47 (Call 08/09/46)(a)	10,849	10,394,674
4.38%, 05/13/45	21,054	20,415,441
4.45%, 05/06/44	10,878	10,852,594
4.50%, 02/23/36 (Call 08/23/35)(a)	7,876	8,160,668
4.65%, 02/23/46 (Call 08/23/45)	39,921	40,156,861
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(a)(c)	10,622	7,532,782
3.45%, 12/15/51 (Call 06/15/51)(a)(c)	12,670	8,346,109
4.90%, 10/01/26 (Call 08/01/26)	16,393	16,388,328
5.25%, 02/01/28 (Call 01/01/28)(a)	11,353	11,465,237
5.30%, 10/01/29 (Call 07/01/29)(a)	19,817	20,041,863
5.75%, 02/01/33 (Call 11/01/32)(a)	10,520	10,647,608
6.02%, 06/15/26 (Call 03/15/26)	43,266	44,567,281
6.20%, 07/15/30 (Call 04/15/30)(a)	8,779	9,269,969
8.10%, 07/15/36 (Call 01/15/36)(a)	9,867	11,615,349
8.35%, 07/15/46 (Call 01/15/46)	7,781	9,655,642
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)(a)	3,248	3,504,807
6.35%, 10/15/45 (Call 04/15/45)(a)	14,849	15,251,078
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	4,076	3,684,610
2.65%, 06/17/31 (Call 03/17/31)	11,154	9,097,787
3.00%, 06/17/27 (Call 04/17/27)(a)	12,709	11,855,075
3.40%, 06/17/30 (Call 03/17/30)(a)	6,961	6,149,872
4.00%, 04/15/29 (Call 02/15/29)(a)	11,392	10,821,731
4.20%, 04/15/32 (Call 01/15/32)(a)	12,000	10,767,054
4.75%, 01/15/28 (Call 12/15/27)	11,118	11,040,293
5.50%, 01/15/33 (Call 10/15/32)(a)	12,693	12,599,110
6.00%, 09/15/41(a)	12,968	13,158,890
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	12,413	11,227,231
1.95%, 05/15/30 (Call 02/15/30)(a)	16,610	13,992,800
2.95%, 05/15/50 (Call 11/15/49)(a)	6,415	4,362,894
3.30%, 05/15/26(a)	22,883	22,160,696
3.50%, 05/15/29	35,863	33,658,039

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.00%, 06/20/42(a)	$14,481	$12,229,678
4.15%, 07/27/27 (Call 06/27/27)(a)	8,251	8,183,188
4.15%, 05/15/39	20,934	18,570,357
4.25%, 05/15/49(a)	30,999	26,800,381
4.40%, 07/27/32 (Call 04/27/32)(a)	7,706	7,547,117
4.50%, 02/06/28 (Call 01/06/28)	12,750	12,763,793
4.75%, 02/06/33 (Call 11/06/32)(a)	9,003	8,992,436
4.90%, 07/27/52 (Call 01/27/52)(a)	8,112	7,582,726
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(a)	10,673	8,665,908
4.38%, 05/15/30 (Call 02/15/30)	6,136	5,777,506
5.75%, 03/15/33 (Call 12/15/32)(a)	500	510,914

		1,061,018,450

Cosmetics & Personal Care — 0.8%
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)(a)	21,431	20,462,638
3.38%, 03/24/29 (Call 01/24/29)(a)	11,038	10,259,526
3.63%, 03/24/32 (Call 12/24/31)	21,607	19,835,274
4.00%, 03/24/52 (Call 09/24/51)(a)	8,075	6,805,341
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	17,728	18,353,148
5.00%, 03/22/30 (Call 01/22/30)(a)	11,590	12,022,608
5.05%, 03/22/28 (Call 02/22/28)(c)	11,404	11,809,961
5.05%, 03/22/53 (Call 09/22/52)	15,575	16,197,363
5.10%, 03/22/43 (Call 09/22/42)	9,082	9,417,089
5.20%, 03/22/63 (Call 09/22/62)(c)	8,505	8,849,331
Procter & Gamble Co. (The)
1.00%, 04/23/26(a)	1,384	1,270,314
1.20%, 10/29/30	19,589	16,101,329
1.90%, 02/01/27(a)	8,389	7,839,531
1.95%, 04/23/31(a)	10,408	9,050,326
2.30%, 02/01/32(a)	9,511	8,437,135
2.45%, 11/03/26(a)	10,299	9,797,384
2.85%, 08/11/27(a)	10,834	10,407,118
3.00%, 03/25/30(a)	16,381	15,435,046
4.05%, 01/26/33(a)	3,634	3,662,330
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)(a)	7,219	5,959,089
2.13%, 09/06/29 (Call 06/06/29)	7,845	6,959,181
2.90%, 05/05/27 (Call 02/05/27)	6,282	6,014,564
3.50%, 03/22/28 (Call 12/22/27)(a)	12,775	12,517,308
5.90%, 11/15/32(a)	12,687	14,295,559

		261,758,493

Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)(a)	41,683	37,397,942
3.00%, 10/29/28 (Call 08/29/28)	40,547	35,323,800
3.30%, 01/30/32 (Call 10/30/31)	37,216	30,522,081
3.40%, 10/29/33 (Call 07/29/33)(a)	20,142	16,187,628
3.65%, 07/21/27 (Call 04/21/27)	12,253	11,396,494
3.85%, 10/29/41 (Call 04/29/41)(a)	17,771	13,366,930
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)(a)	12,222	10,876,000
2.20%, 01/15/27 (Call 12/15/26)(a)	8,593	7,690,267
2.88%, 01/15/32 (Call 10/15/31)(a)	5,857	4,800,890
3.13%, 12/01/30 (Call 09/01/30)	5,678	4,840,012
3.75%, 06/01/26 (Call 04/01/26)(a)	7,763	7,394,330

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	$5,584	$4,538,061
4.75%, 06/09/27 (Call 05/09/27)(a)	3,015	2,855,446
7.10%, 11/15/27 (Call 10/15/27)(a)	6,415	6,609,793
8.00%, 11/01/31(a)	25,466	26,803,729
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(a)	12,012	10,884,520
2.55%, 03/04/27 (Call 02/01/27)	16,534	15,306,875
3.13%, 05/20/26 (Call 04/20/26)(a)	1,078	1,034,420
3.30%, 05/03/27 (Call 04/02/27)(a)	17,815	16,931,679
4.05%, 05/03/29 (Call 03/03/29)(a)	6,079	5,954,270
4.05%, 12/03/42(a)	12,277	11,135,969
5.04%, 05/01/34 (Call 05/01/33)	20,000	20,053,000
5.85%, 11/05/27 (Call 10/05/27)	14,648	15,324,282
Ameriprise Financial Inc., 5.15%, 05/15/33 (Call 02/15/33)	5,638	5,683,698
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)(a)	6,685	4,538,210
3.90%, 01/25/28 (Call 10/25/27)(a)	10,371	9,813,790
4.35%, 04/15/30 (Call 01/15/30)(a)	7,266	6,890,362
4.70%, 09/20/47 (Call 03/20/47)	9,470	8,209,554
4.85%, 03/29/29 (Call 12/29/28)	15,230	14,997,170
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)(a)	7,616	7,097,746
3.75%, 07/28/26 (Call 06/28/26)	7,900	7,409,709
3.75%, 03/09/27 (Call 02/09/27)(a)	15,464	14,491,554
3.80%, 01/31/28 (Call 12/31/27)(a)	13,806	12,908,167
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)(a)	3,623	3,207,775
1.65%, 03/11/31 (Call 12/11/30)(a)	9,012	7,019,894
1.95%, 12/01/31 (Call 09/01/31)(a)	8,363	6,553,754
2.00%, 03/20/28 (Call 01/20/28)(a)	17,526	15,267,389
2.30%, 05/13/31 (Call 02/13/31)(a)	9,483	7,755,664
2.45%, 03/03/27 (Call 02/03/27)	20,969	19,015,471
2.90%, 03/03/32 (Call 12/03/31)(a)	11,732	9,925,961
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	5,183	4,543,528
5.30%, 09/15/43 (Call 03/15/43)	7,364	7,792,165
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)(a)	10,075	9,589,482
6.70%, 11/29/32 (Call 08/29/32)	4,324	4,574,331
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	16,586	13,192,954
2.10%, 06/15/30 (Call 03/15/30)(a)	14,675	12,449,756
2.65%, 09/15/40 (Call 03/15/40)	14,541	10,649,791
3.00%, 06/15/50 (Call 12/15/49)(a)	13,554	9,719,287
3.00%, 09/15/60 (Call 03/15/60)(a)	15,236	10,209,267
4.00%, 09/15/27 (Call 08/15/27)(a)	17,218	17,047,745
4.25%, 09/21/48 (Call 03/21/48)	14,157	12,515,739
4.35%, 06/15/29 (Call 04/15/29)(a)	16,286	16,135,700
4.60%, 03/15/33 (Call 12/15/32)(a)	17,345	17,327,563
4.95%, 06/15/52 (Call 12/15/51)(a)	14,453	14,409,715
5.20%, 06/15/62 (Call 01/15/62)(a)	10,067	10,235,319
Jefferies Financial Group Inc.
4.15%, 01/23/30	11,227	10,416,682
4.85%, 01/15/27(a)	4,047	3,992,057
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)(a)	12,244	9,849,914
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	6,187	5,249,819

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.95%, 11/21/26 (Call 08/21/26)(a)	$4,076	$3,920,271
2.95%, 06/01/29 (Call 03/01/29)(a)	14,673	13,784,949
3.30%, 03/26/27 (Call 01/26/27)(a)	7,816	7,581,167
3.35%, 03/26/30 (Call 12/26/29)(a)	18,908	17,929,900
3.65%, 06/01/49 (Call 12/01/48)	4,660	4,005,289
3.85%, 03/26/50 (Call 09/26/49)(a)	14,799	13,109,010
4.85%, 03/09/33 (Call 12/09/32)	7,822	8,162,843
4.88%, 03/09/28 (Call 02/09/28)(a)	6,745	6,997,280
Nomura Holdings Inc.
1.65%, 07/14/26	11,387	10,097,582
2.17%, 07/14/28	14,186	11,946,530
2.33%, 01/22/27	14,212	12,635,588
2.61%, 07/14/31(a)	12,506	9,957,560
2.68%, 07/16/30(a)	12,575	10,317,466
3.00%, 01/22/32	9,065	7,388,142
3.10%, 01/16/30	15,308	13,091,189
6.18%, 01/18/33	4,900	5,053,687
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	7,676	5,742,915
4.95%, 07/15/46	7,702	7,103,539
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	6,148	4,542,166
3.95%, 12/01/27 (Call 09/01/27)(a)	8,755	7,732,938
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	10,536	8,458,481
1.90%, 04/15/27 (Call 02/15/27)(a)	13,651	12,679,865
2.00%, 08/15/50 (Call 02/15/50)(a)	18,537	11,736,657
2.05%, 04/15/30 (Call 01/15/30)	17,801	15,602,665
2.70%, 04/15/40 (Call 10/15/39)(a)	12,050	9,602,047
2.75%, 09/15/27 (Call 06/15/27)(a)	7,393	7,061,256
3.65%, 09/15/47 (Call 03/15/47)	7,629	6,701,024
4.15%, 12/14/35 (Call 06/14/35)	15,905	15,687,117
4.30%, 12/14/45 (Call 06/14/45)(a)	34,527	33,441,578

		979,985,801

Electric — 3.2%
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)(a)	17,445	14,310,495
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	5,920	5,396,253
American Electric Power Co. Inc., 5.63%, 03/01/33 (Call 12/01/32)	5,832	6,108,007
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	10,286	9,700,098
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	16,723	11,580,659
3.70%, 07/15/30 (Call 04/15/30)	9,029	8,654,521
3.80%, 07/15/48 (Call 01/15/48)	7,500	6,209,386
4.25%, 10/15/50 (Call 04/15/50)	10,506	9,208,734
4.45%, 01/15/49 (Call 07/15/48)	10,885	9,853,223
4.50%, 02/01/45 (Call 08/01/44)	8,099	7,399,156
4.60%, 05/01/53 (Call 11/01/52)(a)	10,018	9,369,827
5.15%, 11/15/43 (Call 05/15/43)	8,502	8,549,769
6.13%, 04/01/36	17,704	19,801,708
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	7,722	6,635,821
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)(a)	3,156	2,760,720
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	8,366	7,153,968
3.60%, 06/15/61 (Call 12/15/60)	12,840	9,862,897
4.45%, 03/15/44 (Call 09/15/43)	3,590	3,248,209
4.63%, 12/01/54 (Call 06/01/54)	3,465	3,143,782
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	10,361	8,644,566

Security	Par (000)	Value

Electric (continued)
Constellation Energy Generation LLC
5.60%, 03/01/28 (Call 02/01/28)(a)	$5,425	$5,612,998
5.60%, 06/15/42 (Call 12/15/41)(a)	8,517	8,404,289
6.25%, 10/01/39(a)	10,703	11,349,794
Dominion Energy Inc.
5.38%, 11/15/32 (Call 08/15/32)(a)	6,160	6,321,157
Series C, 2.25%, 08/15/31 (Call 05/15/31)	15,956	13,262,249
Series C, 3.38%, 04/01/30 (Call 01/01/30)	12,479	11,375,309
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	7,739	5,755,504
4.95%, 01/15/33 (Call 10/15/32)	6,606	6,804,013
5.30%, 02/15/40	9,944	10,336,967
5.35%, 01/15/53 (Call 07/15/52)(a)	9,858	10,369,745
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	11,076	9,526,736
2.55%, 06/15/31 (Call 03/15/31)	13,745	11,592,617
2.65%, 09/01/26 (Call 06/01/26)	12,284	11,543,862
3.15%, 08/15/27 (Call 05/15/27)	5,771	5,467,093
3.30%, 06/15/41 (Call 12/15/40)	7,702	5,889,203
3.50%, 06/15/51 (Call 12/15/50)(a)	9,082	6,751,409
3.75%, 09/01/46 (Call 03/01/46)(a)	17,180	13,485,896
4.30%, 03/15/28 (Call 02/15/28)(a)	9,837	9,699,057
4.50%, 08/15/32 (Call 05/15/32)(a)	11,660	11,314,080
5.00%, 08/15/52 (Call 02/15/52)(a)	12,938	12,138,552
Duke Energy Florida LLC, 6.40%, 06/15/38	11,216	12,825,886
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	2,483	2,377,740
4.75%, 06/15/46 (Call 12/15/45)	8,388	6,971,339
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	3,716	3,515,407
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)	5,678	4,955,560
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)(a)	6,774	6,101,697
Eversource Energy, 5.45%, 03/01/28 (Call 02/01/28)	4,939	5,125,793
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	1,649	1,593,594
4.05%, 04/15/30 (Call 01/15/30)	9,916	9,528,287
4.45%, 04/15/46 (Call 10/15/45)	8,095	7,073,716
4.70%, 04/15/50 (Call 10/15/49)	7,976	7,281,819
5.15%, 03/15/28 (Call 02/15/28)(a)	9,089	9,290,384
5.30%, 03/15/33 (Call 12/15/32)	10,198	10,498,775
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	16,946	14,553,409
2.88%, 12/04/51 (Call 06/04/51)	14,375	10,312,750
3.15%, 10/01/49 (Call 04/01/49)	7,141	5,394,800
3.95%, 03/01/48 (Call 09/01/47)	9,670	8,410,110
5.05%, 04/01/28 (Call 03/01/28)(a)	6,738	6,977,381
5.10%, 04/01/33 (Call 01/01/33)(a)	9,933	10,362,654
5.30%, 04/01/53 (Call 10/01/52)(a)	9,474	10,099,805
Georgia Power Co.
4.30%, 03/15/42(a)	13,763	12,202,543
5.13%, 05/15/52 (Call 11/15/51)(a)	7,072	7,002,945
Series A, 3.25%, 03/15/51 (Call 09/15/50)(a)	5,741	4,143,872
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)(a)	10,053	9,707,115
4.25%, 07/15/49 (Call 01/15/49)	10,347	9,336,777
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	6,154	5,593,435
1.90%, 06/15/28 (Call 04/15/28)	22,922	20,209,291
2.25%, 06/01/30 (Call 03/01/30)	21,720	18,446,173
2.44%, 01/15/32 (Call 10/15/31)(a)	12,131	10,071,514

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.75%, 11/01/29 (Call 08/01/29)	$4,484	$4,001,840
3.55%, 05/01/27 (Call 02/01/27)(a)	15,031	14,524,058
4.63%, 07/15/27 (Call 06/15/27)	12,144	12,160,699
4.90%, 02/28/28 (Call 01/28/28)(a)	17,388	17,600,097
5.00%, 07/15/32 (Call 04/15/32)(a)	12,164	12,280,982
5.05%, 02/28/33 (Call 11/28/32)(a)	11,542	11,655,728
5.25%, 02/28/53 (Call 08/28/52)	12,950	12,842,527
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	8,601	7,522,021
2.50%, 02/01/31 (Call 11/01/30)	24,760	20,085,181
3.00%, 06/15/28 (Call 04/15/28)	5,657	5,031,926
3.25%, 06/01/31 (Call 03/01/31)(a)	7,831	6,619,444
3.30%, 12/01/27 (Call 09/01/27)(a)	11,478	10,362,749
3.30%, 08/01/40 (Call 02/01/40)(a)	10,135	7,113,549
3.50%, 08/01/50 (Call 02/01/50)(a)	22,956	15,063,257
3.75%, 07/01/28(a)	6,802	6,290,490
3.95%, 12/01/47 (Call 06/01/47)	7,612	5,379,796
4.50%, 07/01/40 (Call 01/01/40)	20,135	16,370,395
4.55%, 07/01/30 (Call 01/01/30)	35,012	32,575,655
4.95%, 07/01/50 (Call 01/01/50)(a)	32,849	26,766,883
6.15%, 01/15/33 (Call 10/15/32)	5,354	5,440,711
6.70%, 04/01/53 (Call 10/01/52)	4,106	4,191,360
6.75%, 01/15/53 (Call 07/15/52)	7,722	7,914,555
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)(a)	10,520	7,331,529
5.35%, 12/01/53 (Call 06/01/53)(a)	11,930	12,433,241
PPL Electric Utilities Corp., 5.25%, 05/15/53 (Call 11/15/52)(a)	4,081	4,252,917
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	5,992	4,944,377
5.25%, 04/01/53 (Call 10/01/52)	13,150	13,559,883
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)(a)	4,903	4,095,926
San Diego Gas & Electric Co.
5.35%, 04/01/53 (Call 10/01/52)(a)	4,537	4,705,961
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	5,822	4,796,893
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	12,813	9,030,095
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	7,480	7,051,391
3.40%, 02/01/28 (Call 10/01/27)	11,204	10,570,068
3.80%, 02/01/38 (Call 08/01/37)(a)	11,433	10,042,637
4.00%, 02/01/48 (Call 08/01/47)	7,982	6,512,652
6.00%, 10/15/39	8,288	8,751,507
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	13,589	10,570,231
4.00%, 04/01/47 (Call 10/01/46)(a)	19,999	16,562,424
4.65%, 10/01/43 (Call 04/01/43)	10,526	9,619,783
5.30%, 03/01/28 (Call 02/01/28)(a)	1,105	1,134,822
5.85%, 11/01/27 (Call 10/01/27)	3,430	3,609,715
5.95%, 11/01/32 (Call 08/01/32)(a)	4,712	5,125,203
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	6,907	4,725,385
Series C, 4.13%, 03/01/48 (Call 09/01/47)(a)	11,604	9,863,781
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	12,893	12,346,149
4.40%, 07/01/46 (Call 01/01/46)(a)	17,042	14,926,819
Series A, 3.70%, 04/30/30 (Call 01/30/30)(a)	8,711	8,168,943
Series B, 4.00%, 01/15/51 (Call 01/15/26), (5-year CMT + 3.733%)(b)	12,522	11,702,360
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	3,802	2,356,496

Security	Par (000)	Value

Electric (continued)
2.95%, 11/15/51 (Call 05/15/51)(a)	$3,945	$2,717,467
5.00%, 04/01/33 (Call 01/01/33)	8,019	8,119,269
5.45%, 04/01/53 (Call 10/01/52)	11,971	12,272,441
Series A, 3.50%, 03/15/27 (Call 12/15/26)	4,083	3,952,843

		1,112,204,011

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	6,167	5,520,039
2.00%, 12/21/28 (Call 10/21/28)(a)	12,900	11,448,252
2.20%, 12/21/31 (Call 09/21/31)(a)	11,228	9,497,718
2.80%, 12/21/51 (Call 06/21/51)	6,330	4,285,447

		30,751,456

Electronics — 0.2%
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)(a)	8,278	6,915,894
2.80%, 02/15/30 (Call 11/15/29)	8,562	7,665,263
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	10,885	9,797,118
1.75%, 09/01/31 (Call 06/01/31)	18,132	14,990,910
1.95%, 06/01/30 (Call 03/01/30)	8,195	7,014,421
2.50%, 11/01/26 (Call 08/01/26)(a)	13,323	12,673,594
2.70%, 08/15/29 (Call 05/15/29)(a)	8,790	8,111,836
2.80%, 06/01/50 (Call 12/01/49)(a)	4,101	3,097,116
5.00%, 02/15/33 (Call 11/15/32)(a)	12,695	13,381,819

		83,647,971

Entertainment — 0.6%
Magallanes Inc.
3.76%, 03/15/27 (Call 02/15/27)(a)(c)	38,392	36,246,010
4.05%, 03/15/29 (Call 01/15/29)(c)	10,168	9,428,252
4.28%, 03/15/32 (Call 12/15/31)(a)(c)	50,269	44,693,730
5.05%, 03/15/42 (Call 09/15/41)(c)	47,877	39,619,979
5.14%, 03/15/52 (Call 09/15/51)(c)	69,170	55,383,437
5.39%, 03/15/62 (Call 09/15/61)(c)	27,801	22,352,738

		207,724,146

Environmental Control — 0.2%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)(a)	9,693	7,852,936
3.95%, 05/15/28 (Call 02/15/28)	9,590	9,407,731
5.00%, 04/01/34 (Call 01/01/34)	6,244	6,388,122
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	6,048	4,190,119
4.20%, 01/15/33 (Call 10/15/32)	8,399	8,071,676
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	9,689	7,851,839
3.15%, 11/15/27 (Call 08/15/27)(a)	5,136	4,914,414
4.15%, 04/15/32 (Call 01/15/32)(a)	11,155	10,948,042
4.63%, 02/15/30 (Call 12/15/29)(a)	8,778	8,902,469

		68,527,348

Food — 1.1%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	10,360	10,195,954
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	12,597	10,856,402
4.85%, 11/01/28 (Call 08/01/28)(a)	13,091	13,077,770
5.30%, 11/01/38 (Call 05/01/38)	8,230	8,122,585
5.40%, 11/01/48 (Call 05/01/48)(a)	9,400	9,140,956
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)(a)	6,661	6,038,434
3.20%, 02/10/27 (Call 11/10/26)(a)	7,191	6,941,512
4.20%, 04/17/28 (Call 01/17/28)(a)	15,462	15,351,768

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.95%, 03/29/33 (Call 12/29/32)(a)	$10,904	$11,103,223
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	6,992	6,241,777
1.80%, 06/11/30 (Call 03/11/30)	6,717	5,662,628
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(a)(c)	4,232	3,740,876
3.63%, 01/15/32 (Call 01/15/27)(a)(c)	8,796	7,263,781
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	15,612	14,941,551
3.88%, 05/15/27 (Call 02/15/27)	10,999	10,722,057
4.38%, 06/01/46 (Call 12/01/45)	33,348	29,102,686
4.88%, 10/01/49 (Call 04/01/49)(a)	16,137	14,980,001
5.00%, 06/04/42	16,507	15,825,406
5.20%, 07/15/45 (Call 01/15/45)(a)	21,847	21,238,174
5.50%, 06/01/50 (Call 12/01/49)	7,195	7,256,740
6.88%, 01/26/39	11,643	13,289,015
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	5,577	5,286,594
3.95%, 01/15/50 (Call 07/15/49)(a)	5,225	4,283,175
4.45%, 02/01/47 (Call 08/01/46)	7,141	6,337,835
McCormick & Co. Inc./MD, 3.40%, 08/15/27
(Call 05/15/27)(a)	5,629	5,369,676
Mondelez International Inc.
2.63%, 03/17/27 (Call 01/17/27)(a)	5,889	5,522,009
2.63%, 09/04/50 (Call 03/04/50)(a)	8,054	5,366,137
2.75%, 04/13/30 (Call 01/13/30)	10,551	9,382,272
3.00%, 03/17/32 (Call 12/17/31)	7,525	6,647,756
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	8,403	5,874,800
3.25%, 07/15/27 (Call 04/15/27)(a)	5,886	5,604,145
3.30%, 07/15/26 (Call 04/15/26)	6,380	6,162,739
5.95%, 04/01/30 (Call 01/01/30)	10,923	11,671,594
6.60%, 04/01/50 (Call 10/01/49)(a)	12,436	14,303,498
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	12,634	12,119,201
4.35%, 03/01/29 (Call 12/01/28)	10,750	10,509,367
4.55%, 06/02/47 (Call 12/02/46)	7,108	6,223,603
5.10%, 09/28/48 (Call 03/28/48)	15,205	14,389,506

		376,147,203

Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)	7,558	6,619,556
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)(a)	12,365	9,921,270
2.95%, 09/01/29 (Call 06/01/29)(a)	13,109	11,814,235
3.49%, 05/15/27 (Call 02/15/27)(a)	8,619	8,266,082
3.60%, 05/01/30 (Call 02/01/30)(a)	12,698	11,792,325
3.95%, 03/30/48 (Call 09/30/47)	8,814	7,264,685
4.38%, 05/15/47 (Call 11/15/46)(a)	8,692	7,665,908
4.80%, 02/15/44 (Call 08/15/43)	8,571	8,009,042
5.25%, 03/30/28 (Call 02/29/28)(a)	4,745	4,845,905

		76,199,008

Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)(c)	12,138	12,240,323
6.30%, 02/15/30 (Call 12/15/29)(c)	10,977	11,163,609
6.40%, 04/15/33 (Call 01/15/33)(a)(c)	12,538	12,758,732

Security	Par (000)	Value

Hand & Machine Tools (continued)
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	$12,185	$10,166,014
2.75%, 11/15/50 (Call 05/15/50)	2,844	1,722,874

		48,051,552

Health Care - Products — 0.9%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)(a)	14,277	14,236,663
4.75%, 11/30/36 (Call 05/30/36)	14,395	14,933,960
4.90%, 11/30/46 (Call 05/30/46)	31,925	32,798,666
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	13,923	12,524,760
2.27%, 12/01/28 (Call 10/01/28)(a)	13,134	11,477,896
2.54%, 02/01/32 (Call 11/01/31)(a)	17,484	14,398,564
2.60%, 08/15/26 (Call 05/15/26)	4,982	4,649,401
3.13%, 12/01/51 (Call 06/01/51)(a)	6,819	4,540,219
Boston Scientific Corp., 2.65%, 06/01/30
(Call 03/01/30)	12,798	11,320,322
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	9,573	6,500,219
2.80%, 12/10/51 (Call 06/10/51)(a)	10,291	7,200,947
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	7,567	6,832,028
3.25%, 11/15/39 (Call 05/15/39)	8,460	7,053,445
3.40%, 11/15/49 (Call 05/15/49)(a)	7,685	6,078,974
GE Healthcare Holding LLC
5.65%, 11/15/27 (Call 10/15/27)(c)	17,170	17,708,810
5.86%, 03/15/30 (Call 01/15/30)(a)(c)	16,015	16,861,947
5.91%, 11/22/32 (Call 08/22/32)(a)(c)	18,074	19,338,322
6.38%, 11/22/52 (Call 05/22/52)(a)(c)	8,157	9,176,666
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	6,647	6,659,674
4.50%, 03/30/33 (Call 12/30/32)	11,882	11,985,170
Medtronic Inc.
4.38%, 03/15/35(a)	17,016	16,919,626
4.63%, 03/15/45(a)	15,934	16,061,940
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)(a)	7,696	6,970,385
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	9,837	8,309,935
4.63%, 03/15/46 (Call 09/15/45)(a)	5,173	4,824,876
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	14,074	11,769,881
2.60%, 10/01/29 (Call 07/01/29)(a)	9,393	8,544,852
2.80%, 10/15/41 (Call 04/15/41)	10,410	7,988,944
4.10%, 08/15/47 (Call 02/15/47)(a)	4,030	3,671,893
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31
(Call 08/24/31)(a)	6,138	5,193,768

		326,532,753

Health Care - Services — 3.2%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(a)	7,859	6,218,282
6.63%, 06/15/36	11,093	12,354,669
Ascension Health
3.95%, 11/15/46(a)	8,731	7,638,074
Series B, 2.53%, 11/15/29 (Call 08/15/29)(a)	8,016	7,124,933
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	24,579	21,381,186
2.50%, 03/01/31 (Call 12/01/30)	25,303	20,662,602
2.63%, 08/01/31 (Call 05/01/31)	16,186	13,233,835
3.00%, 10/15/30 (Call 07/15/30)	23,150	19,750,631

2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.38%, 02/15/30 (Call 02/15/25)(a)	$20,880	$18,428,897
4.25%, 12/15/27 (Call 12/15/23)(a)	23,612	22,577,086
4.63%, 12/15/29 (Call 12/15/24)(a)	36,785	34,672,831
CommonSpirit Health
3.35%, 10/01/29 (Call 04/01/29)	6,324	5,717,283
4.19%, 10/01/49 (Call 04/01/49)	2,680	2,234,888
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	11,617	9,987,044
2.55%, 03/15/31 (Call 12/15/30)	9,855	8,509,398
2.88%, 09/15/29 (Call 06/15/29)(a)	6,647	6,062,148
3.13%, 05/15/50 (Call 11/15/49)	11,881	8,577,641
3.60%, 03/15/51 (Call 09/15/50)	9,270	7,252,748
3.65%, 12/01/27 (Call 09/01/27)	20,335	19,726,587
3.70%, 09/15/49 (Call 03/15/49)	9,431	7,508,154
4.10%, 03/01/28 (Call 12/01/27)	12,940	12,740,580
4.38%, 12/01/47 (Call 06/01/47)	14,767	13,165,161
4.55%, 03/01/48 (Call 09/01/47)	10,416	9,437,424
4.63%, 05/15/42	10,819	10,087,170
4.65%, 01/15/43	11,912	11,208,152
4.65%, 08/15/44 (Call 02/15/44)	9,686	8,972,912
4.75%, 02/15/33 (Call 11/15/32)	9,420	9,465,269
5.13%, 02/15/53 (Call 08/15/52)	12,776	12,681,023
6.10%, 10/15/52 (Call 04/15/52)	8,926	9,960,316
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	10,320	8,413,434
3.13%, 03/15/27 (Call 02/15/27)(c)	11,836	11,117,502
3.50%, 09/01/30 (Call 03/01/30)	25,820	23,206,500
3.50%, 07/15/51 (Call 01/15/51)(a)	17,524	12,204,316
3.63%, 03/15/32 (Call 12/15/31)(a)(c)	21,777	19,293,562
4.13%, 06/15/29 (Call 03/15/29)	21,630	20,516,174
4.50%, 02/15/27 (Call 08/15/26)	14,063	13,818,654
4.63%, 03/15/52 (Call 09/15/51)(a)(c)	22,618	18,770,486
5.13%, 06/15/39 (Call 12/15/38)(a)	9,133	8,520,743
5.25%, 06/15/26 (Call 12/15/25)	10,489	10,527,945
5.25%, 06/15/49 (Call 12/15/48)	21,257	19,313,764
5.38%, 09/01/26 (Call 03/01/26)(a)	8,028	8,083,233
5.50%, 06/15/47 (Call 12/15/46)	15,260	14,366,078
5.63%, 09/01/28 (Call 03/01/28)(a)	13,421	13,676,938
5.88%, 02/01/29 (Call 08/01/28)	10,821	11,134,578
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	7,557	6,708,455
2.15%, 02/03/32 (Call 11/03/31)	9,032	7,317,155
3.70%, 03/23/29 (Call 02/23/29)	5,355	5,070,283
4.95%, 10/01/44 (Call 04/01/44)	3,016	2,820,607
5.50%, 03/15/53 (Call 09/15/52)	11,159	11,382,236
5.88%, 03/01/33 (Call 12/01/32)(a)	11,363	12,216,460
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	11,470	10,414,051
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)(a)	5,796	4,491,090
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(a)	13,864	10,397,339
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	6,866	4,893,902
Laboratory Corp. of America Holdings, 4.70%, 02/01/45
(Call 08/01/44)	6,849	6,129,022
Quest Diagnostics Inc., 2.95%, 06/30/30
(Call 03/30/30)(a)	7,497	6,725,712
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)(a)	6,083	5,576,062
2.00%, 05/15/30	11,929	10,245,919
2.30%, 05/15/31 (Call 02/15/31)(a)	14,034	12,131,199
2.75%, 05/15/40 (Call 11/15/39)(a)	9,763	7,474,851

Security	Par (000)	Value

Health Care - Services (continued)
2.88%, 08/15/29(a)	$8,596	$7,936,915
2.90%, 05/15/50 (Call 11/15/49)	11,716	8,376,560
2.95%, 10/15/27	10,045	9,558,941
3.05%, 05/15/41 (Call 11/15/40)(a)	14,655	11,637,829
3.13%, 05/15/60 (Call 11/15/59)(a)	9,520	6,775,686
3.25%, 05/15/51 (Call 11/15/50)(a)	20,902	15,876,599
3.45%, 01/15/27	9,492	9,263,088
3.50%, 08/15/39 (Call 02/15/39)	12,858	11,003,062
3.70%, 08/15/49 (Call 02/15/49)	12,336	10,118,967
3.75%, 10/15/47 (Call 04/15/47)	8,989	7,494,261
3.85%, 06/15/28(a)	10,686	10,520,783
3.88%, 12/15/28	8,163	8,021,970
3.88%, 08/15/59 (Call 02/15/59)	10,311	8,415,788
4.00%, 05/15/29 (Call 03/15/29)(a)	8,145	8,016,919
4.20%, 05/15/32 (Call 02/15/32)(a)	14,082	13,810,346
4.20%, 01/15/47 (Call 07/15/46)	7,792	6,962,989
4.25%, 01/15/29 (Call 12/15/28)(a)	15,340	15,323,233
4.25%, 03/15/43 (Call 09/15/42)(a)	6,939	6,479,367
4.25%, 06/15/48 (Call 12/15/47)	14,295	12,982,077
4.45%, 12/15/48 (Call 06/15/48)	11,725	10,903,971
4.50%, 04/15/33 (Call 01/15/33)	15,340	15,357,386
4.63%, 07/15/35(a)	3,639	3,671,163
4.75%, 07/15/45	18,921	18,475,344
4.75%, 05/15/52 (Call 11/15/51)(a)	19,830	19,318,626
4.95%, 05/15/62 (Call 11/15/61)(a)	10,054	9,883,304
5.05%, 04/15/53 (Call 10/15/52)	15,340	15,578,631
5.20%, 04/15/63 (Call 10/15/62)	10,230	10,442,913
5.25%, 02/15/28 (Call 01/15/28)(a)	10,975	11,466,782
5.30%, 02/15/30 (Call 12/15/29)	12,456	13,150,662
5.35%, 02/15/33 (Call 11/15/32)(a)	19,435	20,715,852
5.80%, 03/15/36(a)	11,319	12,496,895
5.88%, 02/15/53 (Call 08/15/52)(a)	20,781	23,494,558
6.05%, 02/15/63 (Call 08/15/62)	14,230	16,401,423
6.88%, 02/15/38(a)	12,021	14,613,847
Universal Health Services Inc., 2.65%, 10/15/30
(Call 07/15/30)	7,883	6,553,968

		1,105,395,879

Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	8,585	7,478,844
2.88%, 06/15/28 (Call 04/15/28)	13,882	11,652,201
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	14,081	12,011,845
3.25%, 03/15/27 (Call 02/15/27)	13,334	11,485,274
FS KKR Capital Corp., 3.13%, 10/12/28
(Call 08/12/28)(a)	10,008	8,306,508
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	9,453	7,757,188
3.40%, 07/15/26 (Call 06/15/26)	8,344	7,460,831

		66,152,691

Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	8,454	8,365,749

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	7,206	6,726,067

Insurance — 1.6%
Allstate Corp. (The), 5.25%, 03/30/33 (Call 12/30/32)(a)	945	962,846
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)(a)	10,641	9,133,424

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.75%, 04/01/48 (Call 10/01/47)	$12,095	$11,028,104
4.80%, 07/10/45 (Call 01/10/45)	8,987	8,189,427
5.13%, 03/27/33 (Call 12/27/32)(a)	8,365	8,401,235
Aon Corp. 2.80%, 05/15/30 (Call 02/15/30)	6,337	5,596,957
3.75%, 05/02/29 (Call 02/02/29)	5,175	4,943,365
Aon Corp./Aon Global Holdings PLC 3.90%, 02/28/52 (Call 08/28/51)	12,763	10,284,160
5.35%, 02/28/33 (Call 11/28/32)	7,790	8,053,350
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	5,568	4,224,698
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	10,318	9,400,625
Berkshire Hathaway Finance Corp. 1.45%, 10/15/30 (Call 07/15/30)(a)	4,940	4,110,393
2.30%, 03/15/27 (Call 02/15/27)(a)	6,643	6,337,814
2.50%, 01/15/51 (Call 07/15/50)(a)	9,303	6,264,229
2.85%, 10/15/50 (Call 04/15/50)(a)	19,777	14,182,678
2.88%, 03/15/32 (Call 12/15/31)(a)	9,164	8,298,110
3.85%, 03/15/52 (Call 09/15/51)(a)	30,876	26,383,042
4.20%, 08/15/48 (Call 02/15/48)(a)	26,380	24,565,605
4.25%, 01/15/49 (Call 07/15/48)(a)	22,254	20,912,157
5.75%, 01/15/40	10,598	11,909,235
Berkshire Hathaway Inc., 4.50%, 02/11/43	12,511	12,170,262
Brighthouse Financial Inc. 3.70%, 06/22/27 (Call 03/22/27)(a)	4,162	3,864,759
4.70%, 06/22/47 (Call 12/22/46)	5,957	4,462,910
Chubb Corp. (The), 6.00%, 05/11/37(a)	10,722	11,865,312
Chubb INA Holdings Inc. 1.38%, 09/15/30 (Call 06/15/30)(a)	5,095	4,141,619
3.05%, 12/15/61 (Call 06/15/61)(a)	9,702	6,714,343
3.35%, 05/03/26 (Call 02/03/26)	5,616	5,495,722
4.35%, 11/03/45 (Call 05/03/45)(a)	10,124	9,366,094
Corebridge Financial Inc. 3.65%, 04/05/27 (Call 03/05/27)(c)	12,918	12,207,874
3.85%, 04/05/29 (Call 02/05/29)(c)	11,822	10,821,804
3.90%, 04/05/32 (Call 01/05/32)(a)(c)	15,191	13,376,882
4.40%, 04/05/52 (Call 10/05/51)(a)(c)	10,476	8,216,855
Equitable Holdings Inc. 4.35%, 04/20/28 (Call 01/20/28)(a)	13,835	13,324,162
5.00%, 04/20/48 (Call 10/20/47)(a)	13,621	11,818,364
Everest Reinsurance Holdings Inc. 3.13%, 10/15/52 (Call 04/15/52)	8,824	5,907,925
3.50%, 10/15/50 (Call 04/15/50)	9,548	6,908,375
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 (Call 05/16/32)(c)	4,977	4,918,826
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	2,895	2,192,661
Manulife Financial Corp. 3.70%, 03/16/32 (Call 12/16/31)(a)	7,265	6,749,885
5.38%, 03/04/46(a)	2,944	2,956,615
Marsh & McLennan Companies Inc. 2.25%, 11/15/30 (Call 08/15/30)(a)	2,527	2,157,554
4.38%, 03/15/29 (Call 12/15/28)	14,802	14,734,796
4.90%, 03/15/49 (Call 09/15/48)	11,854	11,435,517
MetLife Inc. 4.05%, 03/01/45	10,152	8,566,453
4.13%, 08/13/42(a)	10,706	9,272,183
4.55%, 03/23/30 (Call 12/23/29)(a)	8,958	8,974,963
4.60%, 05/13/46 (Call 11/13/45)	5,014	4,511,466
4.88%, 11/13/43	10,753	10,151,911

Security	Par (000)	Value

Insurance (continued)
5.00%, 07/15/52 (Call 01/15/52)	$11,294	$10,780,241
5.25%, 01/15/54 (Call 07/15/53)	9,034	8,954,729
5.70%, 06/15/35(a)	11,938	12,718,306
5.88%, 02/06/41(a)	8,621	9,113,416
6.38%, 06/15/34(a)	9,696	10,939,418
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	4,227	3,702,137
Prudential Financial Inc. 3.70%, 03/13/51 (Call 09/13/50)(a)	16,358	12,679,390
3.91%, 12/07/47 (Call 06/07/47)	9,711	7,894,859
3.94%, 12/07/49 (Call 06/07/49)	8,575	6,963,577
4.35%, 02/25/50 (Call 08/25/49)	11,278	9,732,652
4.60%, 05/15/44(a)	9,356	8,416,459
5.70%, 12/14/36(a)	9,154	9,846,768
Travelers Companies Inc. (The) 3.05%, 06/08/51 (Call 12/08/50)(a)	2,543	1,831,097
5.35%, 11/01/40(a)	7,367	7,764,853
6.25%, 06/15/37	11,407	12,967,675
Willis North America Inc., 4.65%, 06/15/27 (Call 05/15/27)(a)	7,162	7,056,470

		571,829,593

Internet — 2.3%
Alphabet Inc. 0.80%, 08/15/27 (Call 06/15/27)(a)	8,111	7,156,877
1.10%, 08/15/30 (Call 05/15/30)(a)	22,266	18,457,427
1.90%, 08/15/40 (Call 02/15/40)(a)	9,551	6,706,076
2.00%, 08/15/26 (Call 05/15/26)(a)	15,178	14,325,827
2.05%, 08/15/50 (Call 02/15/50)(a)	22,951	14,664,631
2.25%, 08/15/60 (Call 02/15/60)(a)	20,876	12,930,221
Amazon.com Inc. 1.00%, 05/12/26 (Call 04/12/26)	22,224	20,286,645
1.20%, 06/03/27 (Call 04/03/27)	17,121	15,339,043
1.50%, 06/03/30 (Call 03/03/30)	25,906	21,651,377
1.65%, 05/12/28 (Call 03/12/28)	23,600	20,996,372
2.10%, 05/12/31 (Call 02/12/31)	31,536	27,039,175
2.50%, 06/03/50 (Call 12/03/49)(a)	27,325	18,464,656
2.70%, 06/03/60 (Call 12/03/59)	21,439	13,993,821
2.88%, 05/12/41 (Call 11/12/40)	23,182	18,146,431
3.10%, 05/12/51 (Call 11/12/50)	35,861	27,161,957
3.15%, 08/22/27 (Call 05/22/27)	41,078	39,557,966
3.25%, 05/12/61 (Call 11/12/60)	18,340	13,485,860
3.30%, 04/13/27 (Call 03/13/27)	26,629	25,904,004
3.45%, 04/13/29 (Call 02/13/29)	16,455	15,898,857
3.60%, 04/13/32 (Call 01/13/32)(a)	30,197	28,690,556
3.88%, 08/22/37 (Call 02/22/37)(a)	27,797	26,017,191
3.95%, 04/13/52 (Call 10/13/51)(a)	27,752	24,507,064
4.05%, 08/22/47 (Call 02/22/47)	35,227	31,985,563
4.10%, 04/13/62 (Call 10/13/61)(a)	14,740	12,809,742
4.25%, 08/22/57 (Call 02/22/57)	25,204	22,971,594
4.55%, 12/01/27 (Call 11/01/27)	7,756	7,884,304
4.65%, 12/01/29 (Call 10/01/29)	16,739	17,135,152
4.70%, 12/01/32 (Call 09/01/32)	24,245	24,919,877
4.80%, 12/05/34 (Call 06/05/34)(a)	8,930	9,277,579
4.95%, 12/05/44 (Call 06/05/44)(a)	17,623	18,232,477
Booking Holdings Inc. 3.60%, 06/01/26 (Call 03/01/26)(a)	2,834	2,767,169
4.63%, 04/13/30 (Call 01/13/30)(a)	14,445	14,518,612
eBay Inc. 1.40%, 05/10/26 (Call 04/10/26)	1,214	1,106,488
2.60%, 05/10/31 (Call 02/10/31)(a)	10,390	8,860,005

2 0 2 3   I S H A R E S   S E M I - A N N U A L   R E P O R T   T O   S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.70%, 03/11/30 (Call 12/11/29)(a)	$11,359	$9,993,736
3.60%, 06/05/27 (Call 03/05/27)(a)	5,985	5,780,292
3.65%, 05/10/51 (Call 11/10/50)	3,638	2,699,940
4.00%, 07/15/42 (Call 01/15/42)	11,581	9,496,501
Expedia Group Inc. 3.25%, 02/15/30 (Call 11/15/29)(a)	13,941	12,250,919
3.80%, 02/15/28 (Call 11/15/27)(a)	9,654	9,128,033
4.63%, 08/01/27 (Call 05/01/27)	5,369	5,281,607
Meta Platforms Inc. 3.50%, 08/15/27 (Call 07/15/27)(a)	25,247	24,499,772
3.85%, 08/15/32 (Call 05/15/32)	32,435	30,621,238
4.45%, 08/15/52 (Call 02/15/52)	31,576	27,885,776
4.65%, 08/15/62 (Call 02/15/62)(a)	12,322	10,898,740
Netflix Inc. 4.38%, 11/15/26(a)	4,875	4,840,583
4.88%, 04/15/28(a)	20,658	20,787,939
5.88%, 11/15/28(a)	17,892	18,857,025
6.38%, 05/15/29(a)	5,635	6,088,448

		802,961,145

Iron & Steel — 0.1%
ArcelorMittal SA 6.55%, 11/29/27 (Call 10/29/27)	10,598	11,053,104
6.80%, 11/29/32 (Call 08/29/32)	11,043	11,574,413

		22,627,517

Lodging — 0.2%
Marriott International Inc./MD 4.90%, 04/15/29 (Call 03/15/29)	6,931	6,892,560
5.00%, 10/15/27 (Call 09/15/27)	8,528	8,606,027
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	14,884	14,446,718
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	13,561	11,891,553
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	7,380	6,292,288
Series R, 3.13%, 06/15/26 (Call 03/15/26)	3,225	3,070,165
Sands China Ltd., 5.90%, 08/08/28 (Call 05/08/28)(a)	17,810	17,320,225

		68,519,536

Machinery — 0.4%
Caterpillar Financial Services Corp., 1.10%, 09/14/27(a)	10,214	9,004,905
Caterpillar Inc. 2.60%, 04/09/30 (Call 01/09/30)(a)	8,352	7,535,478
3.25%, 09/19/49 (Call 03/19/49)	10,006	8,011,983
3.25%, 04/09/50 (Call 10/09/49)(a)	9,919	8,010,667
3.80%, 08/15/42(a)	20,299	18,237,371
5.20%, 05/27/41	9,694	10,354,126
Deere & Co. 3.75%, 04/15/50 (Call 10/15/49)(a)	2,899	2,615,286
3.90%, 06/09/42 (Call 12/09/41)(a)	15,865	14,645,576
John Deere Capital Corp. 4.15%, 09/15/27(a)	13,833	13,829,087
4.75%, 01/20/28(a)	7,473	7,647,755
Otis Worldwide Corp. 2.57%, 02/15/30 (Call 11/15/29)	16,816	14,790,434
3.11%, 02/15/40 (Call 08/15/39)(a)	4,582	3,604,226
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26 (Call 08/15/26)(a)	6,092	5,815,212
4.95%, 09/15/28 (Call 06/15/28)(a)	13,780	13,675,676

		137,777,782

Manufacturing — 0.5%
3M Co. 2.38%, 08/26/29 (Call 05/26/29)(a)	10,892	9,765,002

Security	Par (000)	Value

Manufacturing (continued)
2.88%, 10/15/27 (Call 07/15/27)(a)	$7,357	$6,913,313
3.25%, 08/26/49 (Call 02/26/49)(a)	8,037	6,109,392
3.38%, 03/01/29 (Call 12/01/28)(a)	9,371	8,970,206
4.00%, 09/14/48 (Call 03/14/48)(a)	10,542	9,135,514
Eaton Corp. 4.15%, 03/15/33 (Call 12/15/32)(a)	14,927	14,359,974
4.15%, 11/02/42	4,225	3,757,884
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	7,743	7,545,118
General Electric Co. 5.88%, 01/14/38(a)	13,195	14,436,054
6.75%, 03/15/32(a)	7,636	8,766,258
Illinois Tool Works Inc. 2.65%, 11/15/26 (Call 08/15/26)(a)	9,242	8,836,452
3.90%, 09/01/42 (Call 03/01/42)	9,454	8,442,931
Parker-Hannifin Corp. 3.25%, 06/14/29 (Call 03/14/29)(a)	12,135	11,336,329
4.00%, 06/14/49 (Call 12/14/48)	6,826	5,767,376
4.25%, 09/15/27 (Call 08/15/27)(a)	11,610	11,477,871
4.50%, 09/15/29 (Call 07/15/29)(a)	11,885	11,802,421
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)(a)	12,270	10,430,652

		157,852,747

Media — 4.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/29 (Call 11/15/28)	13,606	11,417,903
2.30%, 02/01/32 (Call 11/01/31)	7,581	5,767,337
2.80%, 04/01/31 (Call 01/01/31)	14,410	11,622,025
3.50%, 06/01/41 (Call 12/01/40)(a)	16,358	11,165,101
3.50%, 03/01/42 (Call 09/01/41)	16,074	10,867,196
3.70%, 04/01/51 (Call 10/01/50)(a)	21,655	13,707,598
3.75%, 02/15/28 (Call 11/15/27)	12,052	11,198,909
3.85%, 04/01/61 (Call 10/01/60)(a)	19,289	11,759,938
3.90%, 06/01/52 (Call 12/01/51)(a)	25,727	16,758,300
3.95%, 06/30/62 (Call 12/30/61)	15,081	9,324,380
4.20%, 03/15/28 (Call 12/15/27)	8,669	8,224,110
4.40%, 04/01/33 (Call 01/01/33)(a)	8,729	7,735,687
4.40%, 12/01/61 (Call 06/01/61)	15,479	10,370,340
4.80%, 03/01/50 (Call 09/01/49)	30,174	22,909,579
5.05%, 03/30/29 (Call 12/30/28)	12,804	12,420,530
5.13%, 07/01/49 (Call 01/01/49)	13,111	10,284,099
5.25%, 04/01/53 (Call 10/01/52)(a)	15,491	12,385,862
5.38%, 04/01/38 (Call 10/01/37)	7,367	6,377,296
5.38%, 05/01/47 (Call 11/01/46)	26,879	21,846,219
5.50%, 04/01/63 (Call 10/01/62)(a)	10,307	8,205,839
5.75%, 04/01/48 (Call 10/01/47)	26,210	22,265,018
6.38%, 10/23/35 (Call 04/23/35)	17,346	17,162,013
6.48%, 10/23/45 (Call 04/23/45)	37,689	34,779,978
Comcast Corp. 1.50%, 02/15/31 (Call 11/15/30)(a)	20,247	16,357,444
1.95%, 01/15/31 (Call 10/15/30)(a)	17,259	14,460,044
2.35%, 01/15/27 (Call 10/15/26)	14,218	13,285,130
2.45%, 08/15/52 (Call 02/15/52)(a)	17,701	11,135,896
2.65%, 02/01/30 (Call 11/01/29)	18,820	16,859,123
2.65%, 08/15/62 (Call 02/15/62)(a)	11,464	7,006,541
2.80%, 01/15/51 (Call 07/15/50)(a)	19,420	13,143,693
2.89%, 11/01/51 (Call 05/01/51)	51,110	34,833,131
2.94%, 11/01/56 (Call 05/01/56)(a)	59,702	39,756,308
2.99%, 11/01/63 (Call 05/01/63)(a)	42,106	27,160,143

S C H E D U L E   O F   I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.15%, 02/15/28 (Call 11/15/27)	$13,498	$12,844,973
3.20%, 07/15/36 (Call 01/15/36)(a)	9,438	8,035,019
3.25%, 11/01/39 (Call 05/01/39)	14,886	12,077,621
3.30%, 02/01/27 (Call 11/01/26)	13,577	13,114,631
3.30%, 04/01/27 (Call 02/01/27)	7,991	7,702,832
3.40%, 04/01/30 (Call 01/01/30)	16,783	15,729,175
3.40%, 07/15/46 (Call 01/15/46)	16,329	12,678,768
3.45%, 02/01/50 (Call 08/01/49)(a)	20,564	15,910,338
3.55%, 05/01/28 (Call 02/01/28)	13,165	12,692,860
3.75%, 04/01/40 (Call 10/01/39)	16,735	14,429,021
3.90%, 03/01/38 (Call 09/01/37)	13,034	11,787,042
3.97%, 11/01/47 (Call 05/01/47)(a)	22,040	18,745,633
4.00%, 08/15/47 (Call 02/15/47)(a)	9,400	7,993,649
4.00%, 03/01/48 (Call 09/01/47)	9,772	8,310,669
4.00%, 11/01/49 (Call 05/01/49)(a)	21,324	18,013,468
4.05%, 11/01/52 (Call 05/01/52)(a)	11,748	9,943,433
4.15%, 10/15/28 (Call 07/15/28)	38,702	38,391,889
4.20%, 08/15/34 (Call 02/15/34)	9,425	9,072,173
4.25%, 10/15/30 (Call 07/15/30)	17,870	17,695,197
4.25%, 01/15/33(a)	19,561	19,156,036
4.40%, 08/15/35 (Call 02/25/35)	6,624	6,473,193
4.60%, 10/15/38 (Call 04/15/38)	11,202	10,825,037
4.60%, 08/15/45 (Call 02/15/45)	8,167	7,555,980
4.65%, 02/15/33 (Call 11/15/32)(a)	11,266	11,413,918
4.70%, 10/15/48 (Call 04/15/48)(a)	20,434	19,354,425
4.95%, 10/15/58 (Call 04/15/58)(a)	9,401	9,253,919
5.35%, 11/15/27 (Call 10/15/27)(a)	8,031	8,356,186
5.50%, 11/15/32 (Call 08/15/32)(a)	10,248	10,989,523
5.65%, 06/15/35(a)	9,592	10,358,608
7.05%, 03/15/33	9,786	11,622,159
Discovery Communications LLC 3.63%, 05/15/30 (Call 02/15/30)	5,816	5,178,820
3.95%, 03/20/28 (Call 12/20/27)(a)	14,076	13,201,039
4.00%, 09/15/55 (Call 03/15/55)(a)	13,416	8,824,141
4.13%, 05/15/29 (Call 02/15/29)(a)	3,486	3,222,335
4.65%, 05/15/50 (Call 11/15/49)(a)	7,576	5,739,311
5.20%, 09/20/47 (Call 03/20/47)	8,748	7,149,995
5.30%, 05/15/49 (Call 11/15/48)	4,622	3,783,331
Fox Corp. 4.71%, 01/25/29 (Call 10/25/28)	21,351	20,977,221
5.48%, 01/25/39 (Call 07/25/38)(a)	11,778	11,160,710
5.58%, 01/25/49 (Call 07/25/48)	16,438	15,291,016
Paramount Global 4.20%, 05/19/32 (Call 02/19/32)(a)	10,690	9,210,114
4.38%, 03/15/43(a)	15,526	11,036,252
4.95%, 01/15/31 (Call 11/15/30)(a)	12,678	11,788,847
4.95%, 05/19/50 (Call 11/19/49)(a)	10,859	8,223,323
5.85%, 09/01/43 (Call 03/01/43)	11,258	9,608,004
6.88%, 04/30/36	12,681	13,026,150
7.88%, 07/30/30(a)	9,927	10,908,165
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	12,576	14,189,669
Time Warner Cable LLC 4.50%, 09/15/42 (Call 03/15/42)(a)	15,130	11,470,113
5.50%, 09/01/41 (Call 03/01/41)(a)	14,515	12,401,985
5.88%, 11/15/40 (Call 05/15/40)	12,826	11,413,215
6.55%, 05/01/37(a)	16,966	16,500,558
6.75%, 06/15/39(a)	14,694	14,267,940
7.30%, 07/01/38(a)	15,994	16,547,045
TWDC Enterprises 18 Corp. 1.85%, 07/30/26(a)	5,670	5,281,142

Security	Par (000)	Value

Media (continued)
2.95%, 06/15/27(a)	$9,326	$8,898,682
4.13%, 06/01/44(a)	14,390	13,017,370
Walt Disney Co. (The) 2.00%, 09/01/29 (Call 06/01/29)(a)	21,331	18,647,818
2.20%, 01/13/28(a)	8,399	7,709,029
2.65%, 01/13/31(a)	26,902	23,842,366
2.75%, 09/01/49 (Call 03/01/49)(a)	25,141	17,413,436
3.50%, 05/13/40 (Call 11/13/39)	22,001	18,665,780
3.60%, 01/13/51 (Call 07/13/50)(a)	31,382	25,387,498
3.80%, 03/22/30(a)	12,926	12,507,665
3.80%, 05/13/60 (Call 11/13/59)(a)	9,288	7,550,741
4.63%, 03/23/40 (Call 09/23/39)(a)	10,026	9,802,534
4.70%, 03/23/50 (Call 09/23/49)(a)	19,200	18,702,607
6.20%, 12/15/34	5,687	6,504,328
6.40%, 12/15/35	10,033	11,608,971
6.65%, 11/15/37(a)	13,460	15,986,437

		1,379,725,788

Mining — 0.6%
Barrick North America Finance LLC 5.70%, 05/30/41	10,761	11,306,280
5.75%, 05/01/43	3,909	4,139,789
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	10,875	11,684,571
BHP Billiton Finance USA Ltd. 4.13%, 02/24/42	12,613	11,511,190
4.75%, 02/28/28 (Call 01/28/28)	8,983	9,130,301
4.90%, 02/28/33 (Call 11/28/32)(a)	6,824	6,995,001
5.00%, 09/30/43	22,237	22,574,762
Freeport-McMoRan Inc. 4.63%, 08/01/30 (Call 08/01/25)(a)	9,490	9,041,808
5.40%, 11/14/34 (Call 05/14/34)(a)	9,392	9,266,195
5.45%, 03/15/43 (Call 09/15/42)(a)	17,832	16,778,507
Newmont Corp. 2.25%, 10/01/30 (Call 07/01/30)	12,141	10,228,561
2.60%, 07/15/32 (Call 04/15/32)	11,314	9,512,979
4.88%, 03/15/42 (Call 09/15/41)(a)	11,222	10,777,417
6.25%, 10/01/39	9,544	10,397,469
Rio Tinto Alcan Inc., 6.13%, 12/15/33	9,802	10,854,609
Rio Tinto Finance USA Ltd. 2.75%, 11/02/51 (Call 05/02/51)(a)	14,398	10,069,930
5.20%, 11/02/40(a)	10,718	11,081,685
7.13%, 07/15/28(a)	9,286	10,487,729
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (Call 02/21/42)(a)	8,575	7,781,031
5.13%, 03/09/53 (Call 09/09/52)(a)	11,321	11,667,977

		215,287,791

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/26 (Call 11/01/26)	6,007	5,462,656
3.57%, 12/01/31 (Call 09/01/31)	9,906	8,311,485

		13,774,141

Oil & Gas — 3.9%
BP Capital Markets America Inc. 1.75%, 08/10/30 (Call 05/10/30)(a)	13,579	11,402,832
2.72%, 01/12/32 (Call 10/12/31)(a)	24,189	21,155,324
2.77%, 11/10/50 (Call 05/10/50)(a)	16,734	11,478,296
2.94%, 06/04/51 (Call 12/04/50)(a)	24,570	17,302,359
3.00%, 02/24/50 (Call 08/24/49)	21,787	15,593,056
3.00%, 03/17/52 (Call 09/17/51)(a)	14,285	10,135,287
3.02%, 01/16/27 (Call 10/16/26)	10,293	9,863,593

2 0 2 3   I S H A R E S   S E M I - A N N U A L   R E P O R T   T O   S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.06%, 06/17/41 (Call 12/17/40)	$13,929	$10,863,389
3.12%, 05/04/26 (Call 02/04/26)(a)	1,690	1,640,636
3.38%, 02/08/61 (Call 08/08/60)(a)	19,219	14,235,544
3.63%, 04/06/30 (Call 01/06/30)	15,196	14,557,677
3.94%, 09/21/28 (Call 06/21/28)(a)	12,701	12,560,301
4.23%, 11/06/28 (Call 08/06/28)(a)	23,125	23,185,019
4.81%, 02/13/33 (Call 11/13/32)(a)	15,985	16,260,936
BP Capital Markets PLC 3.28%, 09/19/27 (Call 06/19/27)(a)	17,753	17,207,340
3.72%, 11/28/28 (Call 08/28/28)(a)	9,543	9,343,270
Canadian Natural Resources Ltd. 3.85%, 06/01/27 (Call 03/01/27)	11,213	10,762,546
4.95%, 06/01/47 (Call 12/01/46)	3,353	3,048,009
6.25%, 03/15/38(a)	16,696	17,851,677
Cenovus Energy Inc. 3.75%, 02/15/52 (Call 08/15/51)(a)	10,118	7,356,595
5.40%, 06/15/47 (Call 12/15/46)	5,349	4,970,883
6.75%, 11/15/39(a)	18,110	19,614,941
Chevron Corp. 2.00%, 05/11/27 (Call 03/11/27)(a)	10,620	9,853,093
2.24%, 05/11/30 (Call 02/11/30)(a)	9,674	8,624,797
2.95%, 05/16/26 (Call 02/16/26)(a)	15,713	15,237,060
3.08%, 05/11/50 (Call 11/11/49)	6,873	5,315,742
Chevron USA Inc. 1.02%, 08/12/27 (Call 06/12/27)(a)	8,455	7,508,359
2.34%, 08/12/50 (Call 02/12/50)(a)	4,986	3,282,316
ConocoPhillips Co. 3.76%, 03/15/42 (Call 09/15/41)	9,376	8,047,422
3.80%, 03/15/52 (Call 09/15/51)(a)	12,518	10,498,773
4.03%, 03/15/62 (Call 09/15/61)(a)	16,914	14,352,195
4.30%, 11/15/44 (Call 05/15/44)(a)	6,923	6,305,299
6.50%, 02/01/39	15,975	18,774,135
6.95%, 04/15/29	14,820	16,736,771
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	8,035	7,641,190
Devon Energy Corp. 4.75%, 05/15/42 (Call 11/15/41)(a)	13,120	11,528,262
5.00%, 06/15/45 (Call 12/15/44)(a)	3,140	2,814,141
5.60%, 07/15/41 (Call 01/15/41)	16,823	16,379,704
Diamondback Energy Inc. 3.13%, 03/24/31 (Call 12/24/30)(a)	10,064	8,802,189
3.25%, 12/01/26 (Call 10/01/26)(a)	5,930	5,686,725
3.50%, 12/01/29 (Call 09/01/29)	12,649	11,714,876
4.25%, 03/15/52 (Call 09/15/51)(a)	4,682	3,707,505
6.25%, 03/15/33 (Call 12/15/32)(a)	12,686	13,528,130
EOG Resources Inc. 4.38%, 04/15/30 (Call 01/15/30)(a)	5,576	5,592,078
4.95%, 04/15/50 (Call 10/15/49)(a)	2,910	2,925,986
EQT Corp. 3.90%, 10/01/27 (Call 07/01/27)	14,618	13,848,481
7.00%, 02/01/30 (Call 11/01/29)(a)	7,154	7,551,737
Equinor ASA 2.38%, 05/22/30 (Call 02/22/30)	3,410	3,030,637
3.13%, 04/06/30 (Call 01/06/30)(a)	13,459	12,605,414
3.25%, 11/18/49 (Call 05/18/49)	6,330	4,911,171
3.63%, 09/10/28 (Call 06/10/28)(a)	8,036	7,873,877
3.70%, 04/06/50 (Call 10/06/49)	8,908	7,514,532
3.95%, 05/15/43(a)	6,133	5,477,039
4.80%, 11/08/43	5,400	5,348,470
5.10%, 08/17/40(a)	6,263	6,485,038

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp. 2.28%, 08/16/26 (Call 06/16/26)	$9,957	$9,416,537
2.44%, 08/16/29 (Call 05/16/29)(a)	13,284	12,153,085
2.61%, 10/15/30 (Call 07/15/30)	19,711	17,790,132
3.00%, 08/16/39 (Call 02/16/39)(a)	9,611	7,783,986
3.10%, 08/16/49 (Call 02/16/49)	18,262	13,789,318
3.29%, 03/19/27 (Call 01/19/27)(a)	10,621	10,401,609
3.45%, 04/15/51 (Call 10/15/50)(a)	26,714	21,429,533
3.48%, 03/19/30 (Call 12/19/29)(a)	19,651	18,857,899
3.57%, 03/06/45 (Call 09/06/44)(a)	12,145	10,171,461
4.11%, 03/01/46 (Call 09/01/45)	28,317	25,376,486
4.23%, 03/19/40 (Call 09/19/39)	20,056	18,898,061
4.33%, 03/19/50 (Call 09/19/49)	30,139	28,088,514
Hess Corp. 4.30%, 04/01/27 (Call 01/01/27)(a)	8,382	8,227,298
5.60%, 02/15/41(a)	13,687	13,320,050
6.00%, 01/15/40(a)	8,974	9,120,771
Marathon Oil Corp. 4.40%, 07/15/27 (Call 04/15/27)(a)	10,672	10,410,299
6.60%, 10/01/37(a)	13,877	14,262,881
Marathon Petroleum Corp. 4.75%, 09/15/44 (Call 03/15/44)(a)	2,430	2,097,191
6.50%, 03/01/41 (Call 09/01/40)	17,795	18,819,841
Phillips 66 2.15%, 12/15/30 (Call 09/15/30)(a)	6,861	5,727,642
3.30%, 03/15/52 (Call 09/15/51)	7,872	5,562,697
3.90%, 03/15/28 (Call 12/15/27)(a)	10,349	10,019,523
4.65%, 11/15/34 (Call 05/15/34)	10,381	10,029,156
4.88%, 11/15/44 (Call 05/15/44)	16,247	15,308,682
4.95%, 12/01/27 (Call 11/01/27)	5,005	5,051,700
5.88%, 05/01/42	16,388	17,365,885
Pioneer Natural Resources Co. 1.90%, 08/15/30 (Call 05/15/30)(a)	11,262	9,347,508
2.15%, 01/15/31 (Call 10/15/30)(a)	7,889	6,614,314
Shell International Finance BV 2.38%, 11/07/29 (Call 08/07/29)	19,403	17,347,551
2.50%, 09/12/26	10,149	9,591,643
2.75%, 04/06/30 (Call 01/06/30)(a)	18,284	16,707,329
2.88%, 05/10/26	9,306	8,983,007
3.00%, 11/26/51 (Call 05/26/51)	10,265	7,441,733
3.13%, 11/07/49 (Call 05/07/49)	12,709	9,541,316
3.25%, 04/06/50 (Call 10/06/49)	21,084	16,169,258
3.75%, 09/12/46	13,170	11,071,827
3.88%, 11/13/28 (Call 08/23/28)(a)	17,881	17,676,325
4.00%, 05/10/46	24,994	21,831,147
4.13%, 05/11/35	17,585	16,896,844
4.38%, 05/11/45(a)	32,903	30,578,433
4.55%, 08/12/43	14,314	13,617,771
5.50%, 03/25/40	10,949	11,701,336
6.38%, 12/15/38	30,699	35,739,235
Suncor Energy Inc. 3.75%, 03/04/51 (Call 09/04/50)	3,680	2,799,689
4.00%, 11/15/47 (Call 05/15/47)	3,060	2,463,851
6.50%, 06/15/38	15,574	16,750,477
6.80%, 05/15/38	12,253	13,472,604
6.85%, 06/01/39(a)	9,816	10,751,631
TotalEnergies Capital International SA 2.83%, 01/10/30 (Call 10/10/29)(a)	15,923	14,562,595
2.99%, 06/29/41 (Call 12/29/40)(a)	11,487	9,013,069
3.13%, 05/29/50 (Call 11/29/49)(a)	31,457	23,499,949

S C H E D U L E   O F   I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.39%, 06/29/60 (Call 12/29/59)	$6,549	$4,922,862
3.46%, 02/19/29 (Call 11/19/28)	16,381	15,682,121
3.46%, 07/12/49 (Call 01/12/49)(a)	5,795	4,610,284
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	16,363	16,161,797
Valero Energy Corp. 3.65%, 12/01/51 (Call 06/01/51)(a)	7,483	5,339,509
6.63%, 06/15/37	18,645	20,386,685
7.50%, 04/15/32(a)	9,399	10,808,657

		1,341,455,248

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	15,051	14,714,485
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)(a)	13,323	12,684,780
4.08%, 12/15/47 (Call 06/15/47)	9,498	7,803,710
Halliburton Co. 2.92%, 03/01/30 (Call 12/01/29)(a)	11,200	10,023,077
4.75%, 08/01/43 (Call 02/01/43)	5,981	5,341,294
4.85%, 11/15/35 (Call 05/15/35)	14,085	13,770,423
5.00%, 11/15/45 (Call 05/15/45)(a)	20,031	18,365,498
6.70%, 09/15/38	11,666	13,009,402
7.45%, 09/15/39	10,835	12,748,510
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	11,013	9,879,267

		118,340,446

Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	7,621	6,357,341
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(a)	10,292	10,184,529

		16,541,870

Pharmaceuticals — 7.1%
AbbVie Inc. 2.95%, 11/21/26 (Call 09/21/26)(a)	41,375	39,268,673
3.20%, 05/14/26 (Call 02/14/26)(a)	13,121	12,632,210
3.20%, 11/21/29 (Call 08/21/29)	59,731	55,193,087
4.05%, 11/21/39 (Call 05/21/39)	44,540	39,411,909
4.25%, 11/14/28 (Call 08/14/28)(a)	21,345	21,177,536
4.25%, 11/21/49 (Call 05/21/49)(a)	62,355	54,796,570
4.30%, 05/14/36 (Call 11/14/35)	11,332	10,722,972
4.40%, 11/06/42	28,421	25,909,300
4.45%, 05/14/46 (Call 11/14/45)(a)	20,233	18,280,611
4.50%, 05/14/35 (Call 11/14/34)(a)	28,311	27,645,779
4.55%, 03/15/35 (Call 09/15/34)(a)	17,278	16,901,645
4.70%, 05/14/45 (Call 11/14/44)	28,851	27,084,093
4.75%, 03/15/45 (Call 09/15/44)	9,648	9,120,225
4.85%, 06/15/44 (Call 12/15/43)	11,516	10,984,021
4.88%, 11/14/48 (Call 05/14/48)	19,835	19,039,154
AmerisourceBergen Corp. 2.70%, 03/15/31 (Call 12/15/30)	7,511	6,481,168
3.45%, 12/15/27 (Call 09/15/27)	3,929	3,769,916
Astrazeneca Finance LLC 1.20%, 05/28/26 (Call 04/28/26)	7,175	6,566,824
1.75%, 05/28/28 (Call 03/28/28)	15,329	13,678,522
2.25%, 05/28/31 (Call 02/28/31)	9,266	8,028,494
4.88%, 03/03/28 (Call 02/03/28)	12,654	13,065,903
AstraZeneca PLC 0.70%, 04/08/26 (Call 03/08/26)(a)	1,896	1,719,749
1.38%, 08/06/30 (Call 05/06/30)(a)	18,992	15,615,766
3.00%, 05/28/51 (Call 11/28/50)	6,749	5,117,048

Security	Par (000)	Value

Pharmaceuticals (continued)
3.13%, 06/12/27 (Call 03/12/27)(a)	$8,617	$8,287,517
4.00%, 01/17/29 (Call 10/17/28)(a)	11,758	11,682,943
4.00%, 09/18/42(a)	10,831	9,883,515
4.38%, 11/16/45	8,239	7,912,708
4.38%, 08/17/48 (Call 02/17/48)	6,940	6,605,756
6.45%, 09/15/37	29,409	34,757,624
Becton Dickinson and Co. 1.96%, 02/11/31 (Call 11/11/30)(a)	14,252	11,764,799
2.82%, 05/20/30 (Call 02/20/30)(a)	9,970	8,870,319
3.70%, 06/06/27 (Call 03/06/27)	21,764	21,130,417
4.67%, 06/06/47 (Call 12/06/46)(a)	14,484	13,526,993
4.69%, 02/13/28 (Call 01/13/28)(a)	10,930	11,058,484
4.69%, 12/15/44 (Call 06/15/44)	7,497	6,999,243
Bristol-Myers Squibb Co. 1.13%, 11/13/27 (Call 09/13/27)(a)	12,034	10,611,048
1.45%, 11/13/30 (Call 08/13/30)	15,830	12,968,792
2.35%, 11/13/40 (Call 05/13/40)(a)	10,938	7,874,116
2.55%, 11/13/50 (Call 05/13/50)(a)	18,616	12,469,203
2.95%, 03/15/32 (Call 12/15/31)(a)	18,289	16,508,902
3.20%, 06/15/26 (Call 04/15/26)	16,397	15,975,991
3.40%, 07/26/29 (Call 04/26/29)	25,974	24,850,417
3.55%, 03/15/42 (Call 09/15/41)(a)	14,098	11,971,492
3.70%, 03/15/52 (Call 09/15/51)(a)	22,083	18,355,741
3.90%, 02/20/28 (Call 11/20/27)	16,632	16,521,846
3.90%, 03/15/62 (Call 09/15/61)	11,144	9,164,960
4.13%, 06/15/39 (Call 12/15/38)	22,625	21,202,369
4.25%, 10/26/49 (Call 04/26/49)	41,136	37,394,570
4.35%, 11/15/47 (Call 05/15/47)	9,897	9,160,324
4.55%, 02/20/48 (Call 08/20/47)(a)	13,534	12,859,456
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	8,612	8,239,188
Cigna Group (The) 2.38%, 03/15/31 (Call 12/15/30)(a)	14,465	12,256,753
2.40%, 03/15/30 (Call 12/15/29)(a)	16,172	14,033,253
3.20%, 03/15/40 (Call 09/15/39)	9,813	7,659,786
3.40%, 03/01/27 (Call 12/01/26)(a)	9,720	9,342,192
3.40%, 03/15/50 (Call 09/15/49)	14,573	10,756,825
3.40%, 03/15/51 (Call 09/15/50)	16,066	11,798,787
3.88%, 10/15/47 (Call 04/15/47)	11,972	9,619,762
4.38%, 10/15/28 (Call 07/15/28)	41,499	41,281,753
4.80%, 08/15/38 (Call 02/15/38)(a)	25,324	24,546,287
4.80%, 07/15/46 (Call 01/16/46)(a)	10,863	10,016,975
4.90%, 12/15/48 (Call 06/15/48)(a)	33,459	31,442,162
5.40%, 03/15/33 (Call 12/15/32)(a)	9,237	9,608,072
CVS Health Corp. 1.30%, 08/21/27 (Call 06/21/27)	25,889	22,711,395
1.75%, 08/21/30 (Call 05/21/30)	13,974	11,386,968
1.88%, 02/28/31 (Call 11/28/30)(a)	13,392	10,887,641
2.13%, 09/15/31 (Call 06/15/31)(a)	11,506	9,502,954
2.70%, 08/21/40 (Call 02/21/40)(a)	14,182	10,158,205
2.88%, 06/01/26 (Call 03/01/26)(a)	14,505	13,832,976
3.00%, 08/15/26 (Call 06/15/26)(a)	7,559	7,208,600
3.25%, 08/15/29 (Call 05/15/29)	20,427	18,813,484
3.63%, 04/01/27 (Call 02/01/27)(a)	10,020	9,701,534
3.75%, 04/01/30 (Call 01/01/30)	16,722	15,660,237
4.13%, 04/01/40 (Call 10/01/39)(a)	10,479	8,979,672
4.25%, 04/01/50 (Call 10/01/49)	8,655	7,240,879
4.30%, 03/25/28 (Call 12/25/27)(a)	53,942	53,255,993
4.78%, 03/25/38 (Call 09/25/37)(a)	52,944	50,485,482
5.05%, 03/25/48 (Call 09/25/47)	83,945	78,258,725
5.13%, 02/21/30 (Call 12/21/29)	17,606	17,860,627

2 0 2 3   I S H A R E S   S E M I - A N N U A L   R E P O R T   T O   S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.13%, 07/20/45 (Call 01/20/45)	$36,674	$34,607,167
5.25%, 02/21/33 (Call 11/21/32)(a)	18,617	19,006,676
5.30%, 12/05/43 (Call 06/05/43)(a)	8,834	8,644,364
5.63%, 02/21/53 (Call 08/21/52)(a)	13,264	13,347,287
Eli Lilly & Co. 2.25%, 05/15/50 (Call 11/15/49)(a)	10,532	7,100,431
2.50%, 09/15/60 (Call 03/15/60)	9,704	6,294,231
3.38%, 03/15/29 (Call 12/15/28)	10,378	9,972,460
3.95%, 03/15/49 (Call 09/15/48)(a)	11,113	10,198,386
4.70%, 02/27/33 (Call 11/27/32)	7,068	7,343,221
4.88%, 02/27/53 (Call 08/27/52)	12,707	13,286,723
4.95%, 02/27/63 (Call 08/27/62)(a)	10,117	10,559,704
GlaxoSmithKline Capital Inc. 3.88%, 05/15/28(a)	19,596	19,356,016
6.38%, 05/15/38	29,371	34,727,659
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	10,912	10,426,767
Johnson & Johnson 0.95%, 09/01/27 (Call 07/01/27)(a)	21,880	19,453,407
1.30%, 09/01/30 (Call 06/01/30)(a)	18,916	15,846,750
2.10%, 09/01/40 (Call 03/01/40)(a)	9,242	6,681,434
2.25%, 09/01/50 (Call 03/01/50)(a)	11,154	7,534,762
2.45%, 09/01/60 (Call 03/01/60)(a)	12,080	8,057,547
2.90%, 01/15/28 (Call 10/15/27)(a)	18,400	17,737,133
2.95%, 03/03/27 (Call 12/03/26)	10,980	10,642,141
3.40%, 01/15/38 (Call 07/15/37)	10,046	9,085,843
3.50%, 01/15/48 (Call 07/15/47)(a)	7,015	6,100,268
3.55%, 03/01/36 (Call 09/01/35)	9,453	8,830,401
3.63%, 03/03/37 (Call 09/03/36)	14,507	13,502,815
3.70%, 03/01/46 (Call 09/01/45)	21,542	19,136,435
3.75%, 03/03/47 (Call 09/03/46)(a)	9,522	8,584,981
4.38%, 12/05/33 (Call 06/05/33)(a)	8,649	8,910,062
5.95%, 08/15/37	11,231	13,125,274
Merck & Co. Inc. 1.45%, 06/24/30 (Call 03/24/30)	13,377	11,126,991
1.70%, 06/10/27 (Call 05/10/27)(a)	16,739	15,294,078
1.90%, 12/10/28 (Call 10/10/28)(a)	12,738	11,366,793
2.15%, 12/10/31 (Call 09/10/31)(a)	22,151	18,888,760
2.35%, 06/24/40 (Call 12/24/39)(a)	12,588	9,288,348
2.45%, 06/24/50 (Call 12/24/49)(a)	14,974	10,160,635
2.75%, 12/10/51 (Call 06/10/51)(a)	22,352	15,885,426
2.90%, 12/10/61 (Call 06/10/61)(a)	15,915	10,897,346
3.40%, 03/07/29 (Call 12/07/28)(a)	20,867	20,174,950
3.70%, 02/10/45 (Call 08/10/44)(a)	22,819	19,924,104
3.90%, 03/07/39 (Call 09/07/38)	9,696	8,861,721
4.00%, 03/07/49 (Call 09/07/48)	17,062	15,328,801
4.15%, 05/18/43	12,775	11,948,054
Mylan Inc. 4.55%, 04/15/28 (Call 01/15/28)(a)	8,136	7,789,832
5.20%, 04/15/48 (Call 10/15/47)	8,398	6,479,081
Novartis Capital Corp. 2.00%, 02/14/27 (Call 12/14/26)	14,204	13,207,748
2.20%, 08/14/30 (Call 05/14/30)(a)	15,788	13,963,122
2.75%, 08/14/50 (Call 02/14/50)(a)	14,644	10,811,721
3.10%, 05/17/27 (Call 02/17/27)(a)	7,858	7,600,204
4.00%, 11/20/45 (Call 05/20/45)	10,082	9,284,963
4.40%, 05/06/44	18,293	17,916,029
Pfizer Inc. 1.70%, 05/28/30 (Call 02/28/30)	11,559	9,792,347
1.75%, 08/18/31 (Call 05/18/31)(a)	12,098	10,065,699

Security	Par (000)	Value

Pharmaceuticals (continued)
2.55%, 05/28/40 (Call 11/28/39)(a)	$10,500	$7,934,497
2.63%, 04/01/30 (Call 01/01/30)(a)	15,908	14,399,627
2.70%, 05/28/50 (Call 11/28/49)(a)	13,106	9,425,095
2.75%, 06/03/26(a)	9,296	8,967,697
3.00%, 12/15/26	15,825	15,313,221
3.45%, 03/15/29 (Call 12/15/28)	20,687	19,984,980
3.60%, 09/15/28 (Call 06/15/28)(a)	12,646	12,410,796
3.90%, 03/15/39 (Call 09/15/38)	9,556	8,713,457
4.00%, 12/15/36	4,346	4,167,397
4.00%, 03/15/49 (Call 09/15/48)(a)	10,765	9,781,819
4.13%, 12/15/46(a)	14,457	13,320,430
4.20%, 09/15/48 (Call 03/15/48)	11,325	10,541,406
4.30%, 06/15/43	9,519	8,999,763
4.40%, 05/15/44(a)	10,895	10,438,557
7.20%, 03/15/39	24,348	30,717,654
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	27,150	25,871,330
Takeda Pharmaceutical Co. Ltd. 2.05%, 03/31/30 (Call 12/31/29)	27,087	23,042,480
3.03%, 07/09/40 (Call 01/09/40)(a)	12,841	9,876,529
3.18%, 07/09/50 (Call 01/09/50)	19,845	14,305,133
3.38%, 07/09/60 (Call 01/09/60)	11,848	8,341,385
5.00%, 11/26/28 (Call 08/26/28)	18,769	19,110,065
Utah Acquisition Sub Inc. 3.95%, 06/15/26 (Call 03/15/26)	19,347	18,519,976
5.25%, 06/15/46 (Call 12/15/45)	10,089	7,813,364
Viatris Inc. 2.30%, 06/22/27 (Call 04/22/27)	7,590	6,688,634
2.70%, 06/22/30 (Call 03/22/30)(a)	15,195	12,352,281
3.85%, 06/22/40 (Call 12/22/39)(a)	16,083	11,138,803
4.00%, 06/22/50 (Call 12/22/49)(a)	22,027	14,308,208
Wyeth LLC 5.95%, 04/01/37	22,132	24,936,213
6.50%, 02/01/34	9,518	11,041,401
Zoetis Inc. 2.00%, 05/15/30 (Call 02/15/30)(a)	9,189	7,790,195
3.00%, 09/12/27 (Call 06/15/27)(a)	3,676	3,496,413
4.70%, 02/01/43 (Call 08/01/42)	8,653	8,123,538
5.60%, 11/16/32 (Call 08/16/32)(a)	7,872	8,399,024

		2,483,556,353

Pipelines — 3.4%
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29 (Call 05/18/29)(a)	14,707	13,773,594
5.13%, 06/30/27 (Call 01/01/27)	14,145	14,211,968
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(a)	13,936	13,291,835
Cheniere Energy Partners LP 3.25%, 01/31/32 (Call 01/31/27)(a)	13,023	10,866,145
4.00%, 03/01/31 (Call 03/01/26)(a)	11,450	10,250,871
4.50%, 10/01/29 (Call 10/01/24)(a)	10,291	9,687,946
Enbridge Inc. 2.50%, 08/01/33 (Call 05/01/33)(a)	12,943	10,455,729
3.13%, 11/15/29 (Call 08/15/29)(a)	17,109	15,561,039
3.40%, 08/01/51 (Call 02/01/51)	7,024	4,958,764
4.25%, 12/01/26 (Call 09/01/26)	5,624	5,536,153
5.50%, 12/01/46 (Call 05/29/46)(a)	4,241	4,133,491
5.70%, 03/08/33 (Call 12/08/32)	18,165	18,879,626
Energy Transfer LP 3.75%, 05/15/30 (Call 02/15/30)(a)	16,010	14,690,678
4.00%, 10/01/27 (Call 07/01/27)	8,467	8,136,115

S C H E D U L E   O F   I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.95%, 05/15/28 (Call 02/15/28)	$7,099	$7,036,852
4.95%, 06/15/28 (Call 03/15/28)	11,243	11,184,610
5.00%, 05/15/50 (Call 11/15/49)	22,083	18,746,164
5.15%, 03/15/45 (Call 09/15/44)	12,160	10,603,936
5.25%, 04/15/29 (Call 01/15/29)(a)	15,679	15,740,222
5.30%, 04/15/47 (Call 10/15/46)	10,046	8,829,917
5.35%, 05/15/45 (Call 11/15/44)	8,044	7,136,223
5.40%, 10/01/47 (Call 04/01/47)	17,904	15,932,265
5.50%, 06/01/27 (Call 03/01/27)	8,168	8,284,829
5.55%, 02/15/28 (Call 01/15/28)	10,760	10,991,694
5.75%, 02/15/33 (Call 11/15/32)(a)	16,169	16,557,890
6.00%, 06/15/48 (Call 12/15/47)(a)	11,033	10,538,613
6.13%, 12/15/45 (Call 06/15/45)	10,376	10,152,503
6.25%, 04/15/49 (Call 10/15/48)(a)	19,684	19,491,760
6.50%, 02/01/42 (Call 08/01/41)(a)	11,466	11,856,363
Enterprise Products Operating LLC 2.80%, 01/31/30 (Call 10/31/29)(a)	14,008	12,531,981
3.13%, 07/31/29 (Call 04/30/29)	14,217	13,091,335
3.20%, 02/15/52 (Call 08/15/51)(a)	11,749	8,313,443
3.30%, 02/15/53 (Call 08/15/52)(a)	11,811	8,513,506
3.70%, 01/31/51 (Call 07/31/50)(a)	11,277	8,690,941
3.95%, 01/31/60 (Call 07/31/59)	8,470	6,622,120
4.15%, 10/16/28 (Call 07/16/28)	12,601	12,411,802
4.20%, 01/31/50 (Call 07/31/49)	13,721	11,517,660
4.25%, 02/15/48 (Call 08/15/47)(a)	14,477	12,343,626
4.45%, 02/15/43 (Call 08/15/42)	12,555	11,188,568
4.80%, 02/01/49 (Call 08/01/48)	14,315	13,191,798
4.85%, 08/15/42 (Call 02/15/42)	9,109	8,485,355
4.85%, 03/15/44 (Call 09/15/43)(a)	15,387	14,324,877
4.90%, 05/15/46 (Call 11/15/45)	11,204	10,402,845
5.10%, 02/15/45 (Call 08/15/44)(a)	13,558	13,036,885
5.35%, 01/31/33 (Call 10/31/32)	9,783	10,182,548
5.95%, 02/01/41	9,088	9,647,629
Kinder Morgan Energy Partners LP 5.50%, 03/01/44 (Call 09/01/43)	7,317	6,866,118
6.95%, 01/15/38(a)	16,008	18,091,587
Kinder Morgan Inc. 2.00%, 02/15/31 (Call 11/15/30)(a)	7,599	6,180,628
3.60%, 02/15/51 (Call 08/15/50)	13,141	9,237,642
4.30%, 03/01/28 (Call 12/01/27)(a)	11,513	11,339,185
4.80%, 02/01/33 (Call 11/01/32)(a)	4,360	4,217,693
5.05%, 02/15/46 (Call 08/15/45)	8,204	7,218,721
5.20%, 06/01/33 (Call 03/01/33)	8,022	7,967,835
5.20%, 03/01/48 (Call 09/01/47)	10,775	9,653,289
5.30%, 12/01/34 (Call 06/01/34)	6,401	6,276,457
5.45%, 08/01/52 (Call 02/01/52)(a)	10,244	9,469,285
5.55%, 06/01/45 (Call 12/01/44)	20,572	19,443,260
7.75%, 01/15/32	12,605	14,666,622
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	4,103	3,164,350
MPLX LP 2.65%, 08/15/30 (Call 05/15/30)	14,350	12,253,614
4.00%, 03/15/28 (Call 12/15/27)(a)	14,406	13,927,293
4.13%, 03/01/27 (Call 12/01/26)	13,752	13,423,672
4.50%, 04/15/38 (Call 10/15/37)	20,583	18,409,283
4.70%, 04/15/48 (Call 10/15/47)	15,961	13,366,504
4.80%, 02/15/29 (Call 11/15/28)	8,037	8,025,551
4.95%, 09/01/32 (Call 06/01/32)	10,913	10,709,518
4.95%, 03/14/52 (Call 09/14/51)	17,648	15,312,432
5.00%, 03/01/33 (Call 12/01/32)(a)	8,735	8,582,989

Security	Par (000)	Value

Pipelines (continued)
5.20%, 03/01/47 (Call 09/01/46)	$7,194	$6,478,051
5.50%, 02/15/49 (Call 08/15/48)	18,119	16,787,634
ONEOK Inc. 3.10%, 03/15/30 (Call 12/15/29)(a)	7,500	6,660,055
3.40%, 09/01/29 (Call 06/01/29)	8,001	7,253,087
4.55%, 07/15/28 (Call 04/15/28)	8,235	8,077,842
5.20%, 07/15/48 (Call 01/15/48)(a)	4,705	4,114,803
6.10%, 11/15/32 (Call 08/15/32)(a)	3,783	3,952,264
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29 (Call 09/15/29)	10,946	9,885,210
3.80%, 09/15/30 (Call 06/15/30)	3,481	3,139,547
4.50%, 12/15/26 (Call 09/15/26)(a)	4,924	4,832,808
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	15,799	15,307,420
4.50%, 05/15/30 (Call 11/15/29)(a)	17,965	17,400,288
5.00%, 03/15/27 (Call 09/15/26)(a)	15,673	15,676,849
5.88%, 06/30/26 (Call 12/31/25)	12,402	12,557,661
Targa Resources Corp. 4.00%, 01/15/32 (Call 07/15/26)(a)	15,585	13,701,841
4.20%, 02/01/33 (Call 12/01/32)(a)	9,757	8,851,959
4.88%, 02/01/31 (Call 02/01/26)(a)	13,458	12,701,829
4.95%, 04/15/52 (Call 10/15/51)	7,293	6,049,030
5.20%, 07/01/27 (Call 06/01/27)(a)	5,241	5,244,576
5.50%, 03/01/30 (Call 03/01/25)	5,752	5,625,771
6.13%, 03/15/33 (Call 12/15/32)(a)	6,209	6,469,957
6.50%, 07/15/27 (Call 07/15/23)(a)	9,299	9,482,051
6.50%, 02/15/53 (Call 08/15/52)	8,203	8,405,620
TransCanada PipeLines Ltd. 2.50%, 10/12/31 (Call 07/12/31)(a)	13,170	10,889,633
4.10%, 04/15/30 (Call 01/15/30)(a)	10,960	10,477,031
4.25%, 05/15/28 (Call 02/15/28)(a)	13,472	13,175,041
4.63%, 03/01/34 (Call 12/01/33)	11,130	10,572,817
4.88%, 05/15/48 (Call 11/15/47)	5,912	5,395,178
5.10%, 03/15/49 (Call 09/15/48)(a)	7,279	6,871,925
6.10%, 06/01/40(a)	10,013	10,455,695
6.20%, 10/15/37	15,657	16,587,643
7.63%, 01/15/39	17,544	20,867,662
Western Midstream Operating LP 4.30%, 02/01/30 (Call 11/01/29)(a)	5,505	5,032,609
5.50%, 02/01/50 (Call 08/01/49)(a)	10,962	9,276,642
6.15%, 04/01/33 (Call 01/01/33)(a)	1,070	1,088,950
Williams Companies Inc. (The) 2.60%, 03/15/31 (Call 12/15/30)	15,287	12,983,011
3.50%, 11/15/30 (Call 08/15/30)(a)	10,922	9,983,328
3.75%, 06/15/27 (Call 03/15/27)(a)	12,773	12,349,025
4.65%, 08/15/32 (Call 05/15/32)	12,195	11,815,590
4.85%, 03/01/48 (Call 09/01/47)	7,554	6,714,336
5.10%, 09/15/45 (Call 03/15/45)	9,049	8,280,209
5.30%, 08/15/52 (Call 02/15/52)(a)	7,190	6,782,905
6.30%, 04/15/40	14,593	15,430,113
Williams Cos., Inc. (The), 5.65%, 03/15/33 (Call 12/15/32)(a)	12,779	13,215,451

		1,196,719,189

Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities Inc. 1.88%, 02/01/33 (Call 11/01/32)(a)	8,279	6,261,038
2.00%, 05/18/32 (Call 02/18/32)(a)	15,199	11,734,912
2.95%, 03/15/34 (Call 12/15/33)(a)	14,757	11,958,975
3.00%, 05/18/51 (Call 11/18/50)(a)	6,050	3,798,603
3.38%, 08/15/31 (Call 05/15/31)(a)	5,409	4,742,954

2 0 2 3   I S H A R E S   S E M I - A N N U A L   R E P O R T   T O   S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.55%, 03/15/52 (Call 09/15/51)	$13,196	$9,337,082
American Tower Corp. 1.88%, 10/15/30 (Call 07/15/30)(a)	4,017	3,230,837
2.10%, 06/15/30 (Call 03/15/30)	2,538	2,085,078
2.75%, 01/15/27 (Call 11/15/26)(a)	6,292	5,821,983
2.90%, 01/15/30 (Call 10/15/29)(a)	4,133	3,628,263
2.95%, 01/15/51 (Call 07/15/50)(a)	8,959	5,780,791
3.10%, 06/15/50 (Call 12/15/49)	10,263	6,852,925
3.38%, 10/15/26 (Call 07/15/26)	8,805	8,375,789
3.55%, 07/15/27 (Call 04/15/27)	7,700	7,301,818
3.80%, 08/15/29 (Call 05/15/29)(a)	14,710	13,811,669
5.65%, 03/15/33 (Call 12/15/32)(a)	9,395	9,745,415
Boston Properties LP 2.45%, 10/01/33 (Call 07/01/33)(a)	9,532	6,856,730
2.55%, 04/01/32 (Call 01/01/32)	9,495	7,148,260
2.75%, 10/01/26 (Call 07/01/26)	13,801	12,289,556
3.25%, 01/30/31 (Call 10/30/30)	13,882	11,361,115
3.40%, 06/21/29 (Call 03/21/29)	14,615	12,395,446
4.50%, 12/01/28 (Call 09/01/28)	11,774	10,728,442
6.75%, 12/01/27 (Call 11/01/27)(a)	3,674	3,746,480
Brixmor Operating Partnership LP 4.05%, 07/01/30 (Call 04/01/30)(a)	5,748	5,186,916
4.13%, 05/15/29 (Call 02/15/29)	6,517	5,998,024
Crown Castle Inc. 2.90%, 04/01/41 (Call 10/01/40)	7,868	5,621,073
3.25%, 01/15/51 (Call 07/15/50)(a)	7,803	5,388,637
5.00%, 01/11/28 (Call 12/11/27)(a)	8,206	8,295,406
5.10%, 05/01/33 (Call 02/01/33)	5,640	5,663,690
Crown Castle International Corp. 1.05%, 07/15/26 (Call 06/15/26)(a)	10,065	8,944,945
2.10%, 04/01/31 (Call 01/01/31)(a)	11,030	8,997,199
2.25%, 01/15/31 (Call 10/15/30)(a)	11,241	9,325,401
2.50%, 07/15/31 (Call 04/15/31)(a)	8,483	7,111,368
2.90%, 03/15/27 (Call 02/15/27)	10,039	9,369,620
3.30%, 07/01/30 (Call 04/01/30)(a)	7,330	6,619,702
3.65%, 09/01/27 (Call 06/01/27)(a)	7,785	7,443,900
3.70%, 06/15/26 (Call 03/15/26)	2,480	2,397,294
3.80%, 02/15/28 (Call 11/15/27)(a)	9,884	9,467,661
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)(a)	8,374	7,524,690
3.70%, 08/15/27 (Call 05/15/27)(a)	8,992	8,405,343
5.55%, 01/15/28 (Call 12/15/27)(a)	8,448	8,467,305
Equinix Inc. 2.15%, 07/15/30 (Call 04/15/30)(a)	7,843	6,446,272
2.50%, 05/15/31 (Call 02/15/31)	13,126	10,844,889
3.20%, 11/18/29 (Call 08/18/29)(a)	14,113	12,670,766
3.90%, 04/15/32 (Call 01/15/32)	14,876	13,532,437
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	8,738	7,879,803
GLP Capital LP/GLP Financing II Inc. 3.25%, 01/15/32 (Call 10/15/31)	8,120	6,699,382
5.30%, 01/15/29 (Call 10/15/28)	6,990	6,739,959
5.38%, 04/15/26 (Call 01/15/26)	1,581	1,562,766
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)	8,699	6,794,782
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)(a)	6,731	5,958,206
Prologis LP 1.25%, 10/15/30 (Call 07/15/30)	14,545	11,515,242
2.25%, 04/15/30 (Call 01/15/30)	8,456	7,281,983
4.75%, 06/15/33 (Call 03/15/33)(a)	5,921	5,933,457

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp. 3.25%, 01/15/31 (Call 10/15/30)	$11,467	$10,177,515
5.63%, 10/13/32 (Call 07/13/32)(a)	8,540	8,852,159
Simon Property Group LP 1.75%, 02/01/28 (Call 11/01/27)(a)	9,635	8,389,827
2.45%, 09/13/29 (Call 06/13/29)(a)	13,109	11,419,335
2.65%, 07/15/30 (Call 04/15/30)(a)	9,275	7,969,982
3.25%, 11/30/26 (Call 08/30/26)(a)	4,604	4,384,123
3.25%, 09/13/49 (Call 03/13/49)(a)	14,977	10,272,687
3.38%, 06/15/27 (Call 03/15/27)	7,573	7,185,596
3.38%, 12/01/27 (Call 09/01/27)(a)	9,200	8,660,585
3.80%, 07/15/50 (Call 01/15/50)(a)	7,315	5,487,632
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	6,347	6,054,844
VICI Properties LP 4.75%, 02/15/28 (Call 01/15/28)	12,618	12,184,422
4.95%, 02/15/30 (Call 12/15/29)(a)	10,894	10,409,193
5.13%, 05/15/32 (Call 02/15/32)(a)	15,090	14,406,568
5.63%, 05/15/52 (Call 11/15/51)(a)	5,965	5,425,519
Welltower OP LLC 2.80%, 06/01/31 (Call 03/01/31)(a)	9,599	8,050,393
3.10%, 01/15/30 (Call 10/15/29)(a)	7,054	6,204,236
4.25%, 04/15/28 (Call 01/15/28)	7,859	7,557,301
Weyerhaeuser Co. 4.00%, 11/15/29 (Call 08/15/29)	8,931	8,457,144
4.00%, 04/15/30 (Call 01/15/30)(a)	9,497	8,965,325

		583,596,665

Retail — 3.2%
AutoZone Inc. 4.00%, 04/15/30 (Call 01/15/30)	6,919	6,599,651
4.75%, 08/01/32 (Call 05/01/32)	5,428	5,392,296
Costco Wholesale Corp. 1.38%, 06/20/27 (Call 04/20/27)	11,848	10,698,646
1.60%, 04/20/30 (Call 01/20/30)(a)	19,011	16,154,953
1.75%, 04/20/32 (Call 01/20/32)(a)	7,947	6,562,755
3.00%, 05/18/27 (Call 02/18/27)(a)	9,809	9,476,503
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	8,372	7,734,541
Dollar Tree Inc. 2.65%, 12/01/31 (Call 09/01/31)	4,327	3,650,879
4.20%, 05/15/28 (Call 02/15/28)	11,580	11,346,172
Home Depot Inc. (The) 1.38%, 03/15/31 (Call 12/15/30)	14,919	12,077,075
1.50%, 09/15/28 (Call 07/15/28)(a)	12,145	10,668,384
1.88%, 09/15/31 (Call 06/15/31)	11,609	9,656,489
2.13%, 09/15/26 (Call 06/15/26)(a)	10,166	9,553,094
2.38%, 03/15/51 (Call 09/15/50)(a)	14,942	9,494,710
2.50%, 04/15/27 (Call 02/15/27)(a)	6,810	6,449,705
2.70%, 04/15/30 (Call 01/15/30)	17,521	15,951,267
2.75%, 09/15/51 (Call 03/15/51)	10,787	7,397,857
2.80%, 09/14/27 (Call 06/14/27)(a)	10,744	10,206,406
2.88%, 04/15/27 (Call 03/15/27)(a)	8,240	7,899,750
2.95%, 06/15/29 (Call 03/15/29)(a)	20,063	18,748,420
3.00%, 04/01/26 (Call 01/01/26)(a)	3,125	3,037,745
3.13%, 12/15/49 (Call 06/15/49)	13,864	10,362,180
3.25%, 04/15/32 (Call 01/15/32)(a)	14,385	13,260,517
3.30%, 04/15/40 (Call 10/15/39)(a)	14,126	11,792,385
3.35%, 04/15/50 (Call 10/15/49)	15,782	12,300,311
3.50%, 09/15/56 (Call 03/15/56)	3,157	2,468,342
3.63%, 04/15/52 (Call 10/15/51)(a)	16,615	13,559,274
3.90%, 12/06/28 (Call 09/06/28)(a)	12,683	12,589,658
3.90%, 06/15/47 (Call 12/15/46)	12,704	11,021,583

S C H E D U L E   O F   I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.20%, 04/01/43 (Call 10/01/42)	$10,896	$9,995,950
4.25%, 04/01/46 (Call 10/01/45)(a)	18,742	17,075,829
4.40%, 03/15/45 (Call 09/15/44)(a)	12,220	11,392,480
4.50%, 09/15/32 (Call 06/15/32)(a)	13,871	14,058,163
4.50%, 12/06/48 (Call 06/06/48)	16,913	16,023,496
4.88%, 02/15/44 (Call 08/15/43)	11,093	11,069,324
4.95%, 09/15/52 (Call 03/15/52)(a)	10,539	10,614,285
5.88%, 12/16/36	30,768	34,682,351
5.95%, 04/01/41 (Call 10/01/40)	11,676	13,080,188
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	13,198	11,412,755
1.70%, 09/15/28 (Call 07/15/28)(a)	10,753	9,400,220
1.70%, 10/15/30 (Call 07/15/30)(a)	18,080	14,762,971
2.50%, 04/15/26 (Call 01/15/26)	1,218	1,156,287
2.63%, 04/01/31 (Call 01/01/31)(a)	21,731	18,708,798
2.80%, 09/15/41 (Call 03/15/41)(a)	12,268	8,695,001
3.00%, 10/15/50 (Call 04/15/50)(a)	20,289	13,560,768
3.10%, 05/03/27 (Call 02/03/27)(a)	16,329	15,586,800
3.35%, 04/01/27 (Call 03/01/27)(a)	8,439	8,142,647
3.65%, 04/05/29 (Call 01/05/29)(a)	16,830	16,042,477
3.70%, 04/15/46 (Call 10/15/45)	10,715	8,314,796
3.75%, 04/01/32 (Call 01/01/32)(a)	18,166	16,835,900
4.05%, 05/03/47 (Call 11/03/46)	16,633	13,527,862
4.25%, 04/01/52 (Call 10/01/51)(a)	15,606	12,916,832
4.45%, 04/01/62 (Call 10/01/61)	11,969	9,812,914
4.50%, 04/15/30 (Call 01/15/30)(a)	11,458	11,340,042
5.00%, 04/15/33 (Call 01/15/33)(a)	10,173	10,268,777
5.15%, 07/01/33 (Call 04/01/33)	8,178	8,341,612
5.63%, 04/15/53 (Call 10/15/52)(a)	16,064	16,181,092
5.80%, 09/15/62 (Call 03/15/62)	9,055	9,140,809
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	10,349	8,999,405
2.63%, 09/01/29 (Call 06/01/29)(a)	8,303	7,568,294
3.50%, 03/01/27 (Call 12/01/26)(a)	6,926	6,747,671
3.50%, 07/01/27 (Call 05/01/27)(a)	7,231	7,036,267
3.60%, 07/01/30 (Call 04/01/30)	9,645	9,187,568
3.63%, 09/01/49 (Call 03/01/49)	19,245	15,329,917
3.80%, 04/01/28 (Call 01/01/28)(a)	9,378	9,225,302
4.20%, 04/01/50 (Call 10/01/49)	6,388	5,589,122
4.45%, 03/01/47 (Call 09/01/46)	12,918	11,827,235
4.45%, 09/01/48 (Call 03/01/48)(a)	9,617	8,701,316
4.60%, 09/09/32 (Call 06/09/32)(a)	7,031	7,136,797
4.70%, 12/09/35 (Call 06/09/35)	2,423	2,424,389
4.88%, 12/09/45 (Call 06/09/45)	19,342	18,728,064
5.15%, 09/09/52 (Call 03/09/52)(a)	8,299	8,435,105
6.30%, 10/15/37	10,905	12,453,253
6.30%, 03/01/38(a)	10,729	12,239,139
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	3,183	3,087,804
4.70%, 06/15/32 (Call 03/15/32)(a)	7,097	7,054,657
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	11,416	9,878,789
2.55%, 11/15/30 (Call 08/15/30)	12,842	11,237,086
3.00%, 02/14/32 (Call 11/14/31)(a)	10,468	9,351,503
3.50%, 11/15/50 (Call 05/15/50)	11,886	9,195,410
3.55%, 08/15/29 (Call 05/15/29)(a)	10,896	10,451,233
4.00%, 11/15/28 (Call 08/15/28)(a)	8,506	8,403,434
4.45%, 08/15/49 (Call 02/15/49)(a)	9,991	9,027,496
4.50%, 11/15/48 (Call 05/15/48)	9,743	8,867,079

Security	Par (000)	Value

Retail (continued)
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	$8,045	$7,482,179
2.35%, 02/15/30 (Call 11/15/29)	8,945	7,942,622
2.50%, 04/15/26(a)	2,216	2,133,965
2.95%, 01/15/52 (Call 07/15/51)(a)	5,640	4,126,274
3.38%, 04/15/29 (Call 01/15/29)(a)	6,715	6,478,572
4.00%, 07/01/42(a)	13,644	12,567,258
4.50%, 09/15/32 (Call 06/15/32)(a)	8,918	8,989,385
4.80%, 01/15/53 (Call 07/15/52)	12,683	12,518,935
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	4,786	4,513,491
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	3,474	3,342,188
4.10%, 04/15/50 (Call 10/15/49)	5,187	3,911,374
4.80%, 11/18/44 (Call 05/18/44)(a)	2,300	1,983,459
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	12,085	9,252,843
2.65%, 09/22/51 (Call 03/22/51)(a)	17,560	12,721,244
3.05%, 07/08/26 (Call 05/08/26)	3,697	3,596,730
3.70%, 06/26/28 (Call 03/26/28)(a)	17,567	17,483,857
3.90%, 04/15/28 (Call 03/15/28)	8,259	8,240,891
4.05%, 06/29/48 (Call 12/29/47)	21,173	19,890,342
4.10%, 04/15/33 (Call 01/15/33)	12,553	12,517,505
4.15%, 09/09/32 (Call 06/09/32)(a)	7,613	7,693,714
4.50%, 09/09/52 (Call 03/09/52)	12,387	12,302,903
4.50%, 04/15/53 (Call 10/15/52)	11,154	11,054,569
5.25%, 09/01/35(a)	17,320	19,064,271
6.20%, 04/15/38(a)	8,859	10,552,370
6.50%, 08/15/37(a)	5,122	6,244,545

		1,123,041,795

Semiconductors — 3.5%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	7,664	6,750,621
2.10%, 10/01/31 (Call 07/01/31)(a)	9,150	7,780,524
2.80%, 10/01/41 (Call 04/01/41)	6,929	5,310,355
2.95%, 10/01/51 (Call 04/01/51)	9,553	6,976,102
3.50%, 12/05/26 (Call 09/05/26)	3,947	3,846,854
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)(a)	8,493	7,153,002
2.75%, 06/01/50 (Call 12/01/49)(a)	6,253	4,540,445
3.30%, 04/01/27 (Call 01/01/27)(a)	8,440	8,181,788
4.35%, 04/01/47 (Call 10/01/46)	7,080	6,697,526
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	11,552	10,857,519
3.88%, 01/15/27 (Call 10/15/26)	28,194	27,412,710
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(c)	11,821	10,374,311
2.45%, 02/15/31 (Call 11/15/30)(c)	30,141	24,684,976
2.60%, 02/15/33 (Call 11/15/32)(c)	20,142	15,875,457
3.14%, 11/15/35 (Call 08/15/35)(c)	37,021	28,659,433
3.19%, 11/15/36 (Call 08/15/36)(c)	30,365	23,138,677
3.42%, 04/15/33 (Call 01/15/33)(c)	24,612	20,713,036
3.46%, 09/15/26 (Call 07/15/26)(a)	2,583	2,478,647
3.47%, 04/15/34 (Call 01/15/34)(c)	34,238	28,293,455
3.50%, 02/15/41 (Call 08/15/40)(c)	28,091	21,107,148
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	16,698	12,323,660
4.00%, 04/15/29 (Call 02/15/29)(c)	12,410	11,694,256
4.11%, 09/15/28 (Call 06/15/28)(a)	14,156	13,627,971
4.15%, 11/15/30 (Call 08/15/30)	22,241	20,685,182
4.15%, 04/15/32 (Call 01/15/32)(c)	14,703	13,421,370

2 0 2 3   I S H A R E S   S E M I - A N N U A L   R E P O R T   T O   S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.30%, 11/15/32 (Call 08/15/32)	$22,698	$20,840,387
4.75%, 04/15/29 (Call 01/15/29)	11,763	11,637,973
4.93%, 05/15/37 (Call 02/15/37)(c)	25,946	23,681,176
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	11,092	9,718,169
2.00%, 08/12/31 (Call 05/12/31)	12,710	10,471,306
2.45%, 11/15/29 (Call 08/15/29)	23,511	20,734,464
2.60%, 05/19/26 (Call 02/19/26)(a)	5,168	4,919,246
2.80%, 08/12/41 (Call 02/12/41)(a)	9,680	6,938,453
3.05%, 08/12/51 (Call 02/12/51)	14,397	9,776,322
3.10%, 02/15/60 (Call 08/15/59)(a)	11,616	7,521,233
3.15%, 05/11/27 (Call 02/11/27)(a)	10,398	9,989,004
3.20%, 08/12/61 (Call 02/12/61)	8,872	5,870,383
3.25%, 11/15/49 (Call 05/15/49)	20,352	14,474,517
3.73%, 12/08/47 (Call 06/08/47)	21,141	16,662,877
3.75%, 03/25/27 (Call 01/25/27)	10,485	10,288,889
3.75%, 08/05/27 (Call 07/05/27)	12,821	12,549,273
3.90%, 03/25/30 (Call 12/25/29)	18,960	18,173,541
4.00%, 08/05/29 (Call 06/05/29)	8,230	8,055,336
4.00%, 12/15/32(a)	7,096	6,755,684
4.10%, 05/19/46 (Call 11/19/45)	14,619	12,426,825
4.10%, 05/11/47 (Call 11/11/46)	11,090	9,305,414
4.15%, 08/05/32 (Call 05/05/32)(a)	13,021	12,564,930
4.60%, 03/25/40 (Call 09/25/39)	8,025	7,486,120
4.75%, 03/25/50 (Call 09/25/49)(a)	24,426	22,190,743
4.80%, 10/01/41(a)	9,639	9,136,850
4.88%, 02/10/28 (Call 01/10/28)	17,881	18,183,273
4.90%, 07/29/45 (Call 01/29/45)(a)	8,067	7,817,026
4.90%, 08/05/52 (Call 02/05/52)(a)	17,551	16,252,019
4.95%, 03/25/60 (Call 09/25/59)(a)	8,011	7,422,605
5.05%, 08/05/62 (Call 02/05/62)	9,699	8,931,197
5.13%, 02/10/30 (Call 12/10/29)	12,234	12,528,217
5.20%, 02/10/33 (Call 11/10/32)	23,646	24,084,780
5.63%, 02/10/43 (Call 08/10/42)(a)	9,205	9,456,809
5.70%, 02/10/53 (Call 08/10/52)(a)	20,970	21,449,404
5.90%, 02/10/63 (Call 08/10/62)(a)	13,233	13,647,124
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	6,063	4,632,236
4.10%, 03/15/29 (Call 12/15/28)(a)	8,503	8,404,135
4.65%, 07/15/32 (Call 04/15/32)(a)	11,111	11,267,698
4.95%, 07/15/52 (Call 01/15/52)(a)	10,591	10,505,261
5.25%, 07/15/62 (Call 01/15/62)(a)	7,786	7,913,773
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	4,887	4,135,364
2.88%, 06/15/50 (Call 12/15/49)(a)	3,957	2,801,214
4.00%, 03/15/29 (Call 12/15/28)(a)	11,934	11,796,743
4.88%, 03/15/49 (Call 09/15/48)(a)	9,903	9,786,189
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)(a)	7,293	6,405,370
2.95%, 04/15/31 (Call 01/15/31)	8,123	6,792,717
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	14,243	11,359,275
4.19%, 02/15/27 (Call 12/15/26)	6,568	6,334,070
4.66%, 02/15/30 (Call 11/15/29)(a)	8,425	8,066,550
5.88%, 02/09/33 (Call 11/09/32)	6,046	6,097,764
5.88%, 09/15/33 (Call 06/15/33)	8,832	8,816,394
6.75%, 11/01/29 (Call 09/01/29)	15,331	16,135,004
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	11,958	10,632,812
2.00%, 06/15/31 (Call 03/15/31)(a)	10,067	8,533,001

Security	Par (000)	Value

Semiconductors (continued)
2.85%, 04/01/30 (Call 01/01/30)(a)	$17,548	$16,089,645
3.20%, 09/16/26 (Call 06/16/26)	4,519	4,405,001
3.50%, 04/01/40 (Call 10/01/39)	10,027	8,629,921
3.50%, 04/01/50 (Call 10/01/49)(a)	20,724	16,961,378
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)	13,059	10,799,837
2.65%, 02/15/32 (Call 11/15/31)(a)	12,464	10,252,545
3.25%, 05/11/41 (Call 11/11/40)(a)	6,995	5,103,801
3.40%, 05/01/30 (Call 02/01/30)(a)	12,191	10,955,901
3.88%, 06/18/26 (Call 04/18/26)	1,026	993,215
4.30%, 06/18/29 (Call 03/18/29)	13,531	12,977,088
5.00%, 01/15/33 (Call 10/15/32)(a)	11,629	11,364,246
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	8,759	7,981,019
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	9,881	8,633,499
1.65%, 05/20/32 (Call 02/20/32)(a)	16,698	13,449,337
2.15%, 05/20/30 (Call 02/20/30)(a)	13,155	11,508,128
3.25%, 05/20/27 (Call 02/20/27)(a)	15,383	14,901,927
3.25%, 05/20/50 (Call 11/20/49)(a)	7,132	5,506,221
4.30%, 05/20/47 (Call 11/20/46)(a)	13,868	12,849,362
4.50%, 05/20/52 (Call 11/20/51)(a)	10,442	9,691,496
4.65%, 05/20/35 (Call 11/20/34)(a)	6,292	6,345,924
4.80%, 05/20/45 (Call 11/20/44)	15,577	15,433,324
6.00%, 05/20/53 (Call 11/20/52)(a)	12,272	13,976,807
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	5,550	4,717,852
2.25%, 09/04/29 (Call 06/04/29)	9,593	8,568,085
3.88%, 03/15/39 (Call 09/15/38)	8,423	7,730,776
4.15%, 05/15/48 (Call 11/15/47)(a)	14,806	13,690,217
4.90%, 03/14/33 (Call 12/14/32)	8,598	8,963,351
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	7,639	6,699,833

		1,224,121,900

Software — 3.7%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	12,116	7,936,627
3.40%, 09/15/26 (Call 06/15/26)	2,874	2,790,426
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	3,380	3,149,316
2.30%, 02/01/30 (Call 11/01/29)(a)	14,212	12,623,401
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	12,198	10,220,433
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	10,054	8,434,564
2.90%, 12/01/29 (Call 09/01/29)	8,344	7,323,120
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)(a)	7,659	6,625,861
2.25%, 03/01/31 (Call 12/01/30)(a)	13,462	10,894,082
3.10%, 03/01/41 (Call 09/01/40)	6,254	4,390,180
5.10%, 07/15/32 (Call 04/15/32)(a)	9,692	9,556,759
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	7,531	6,880,317
2.65%, 06/01/30 (Call 03/01/30)	13,597	11,848,880
3.20%, 07/01/26 (Call 05/01/26)	15,342	14,633,134
3.50%, 07/01/29 (Call 04/01/29)(a)	32,271	30,080,083
4.20%, 10/01/28 (Call 07/01/28)	11,743	11,427,597
4.40%, 07/01/49 (Call 01/01/49)	18,210	15,555,224
5.45%, 03/02/28 (Call 02/02/28)(a)	12,675	12,993,677
5.60%, 03/02/33 (Call 12/02/32)	11,257	11,736,151
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)(a)	35,966	34,277,842
2.53%, 06/01/50 (Call 12/01/49)	69,606	49,436,283

S C H E D U L E   O F   I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.68%, 06/01/60 (Call 12/01/59)(a)	$41,072	$28,514,006
2.92%, 03/17/52 (Call 09/17/51)	65,977	50,497,971
3.04%, 03/17/62 (Call 09/17/61)	19,682	14,812,307
3.30%, 02/06/27 (Call 11/06/26)(a)	36,568	35,912,310
3.45%, 08/08/36 (Call 02/08/36)	19,558	18,205,486
3.50%, 02/12/35 (Call 08/12/34)(a)	16,297	15,568,953
3.70%, 08/08/46 (Call 02/08/46)(a)	20,929	18,985,485
4.10%, 02/06/37 (Call 08/06/36)	9,292	9,247,605
4.25%, 02/06/47 (Call 08/06/46)	13,736	13,469,574
4.45%, 11/03/45 (Call 05/03/45)(a)	11,330	11,403,346
4.50%, 02/06/57 (Call 08/06/56)(a)	7,742	7,973,435
Oracle Corp. 2.30%, 03/25/28 (Call 01/25/28)	24,026	21,523,872
2.65%, 07/15/26 (Call 04/15/26)(a)	26,679	25,054,689
2.80%, 04/01/27 (Call 02/01/27)	28,213	26,275,021
2.88%, 03/25/31 (Call 12/25/30)	34,919	30,084,265
2.95%, 04/01/30 (Call 01/01/30)(a)	35,301	31,217,832
3.25%, 11/15/27 (Call 08/15/27)(a)	30,971	29,210,763
3.60%, 04/01/40 (Call 10/01/39)	33,245	25,823,503
3.60%, 04/01/50 (Call 10/01/49)	47,799	34,068,871
3.65%, 03/25/41 (Call 09/25/40)	25,490	19,749,953
3.80%, 11/15/37 (Call 05/15/37)	19,129	16,024,312
3.85%, 07/15/36 (Call 01/15/36)	13,393	11,459,173
3.85%, 04/01/60 (Call 10/01/59)	37,001	26,056,171
3.90%, 05/15/35 (Call 11/15/34)	11,467	10,065,887
3.95%, 03/25/51 (Call 09/25/50)	33,901	25,626,735
4.00%, 07/15/46 (Call 01/15/46)(a)	32,529	24,920,590
4.00%, 11/15/47 (Call 05/15/47)	23,018	17,713,513
4.10%, 03/25/61 (Call 09/25/60)(a)	16,947	12,539,994
4.13%, 05/15/45 (Call 11/15/44)(a)	21,629	17,046,048
4.30%, 07/08/34 (Call 01/08/34)	17,795	16,399,634
4.38%, 05/15/55 (Call 11/15/54)	12,605	10,071,213
4.50%, 05/06/28 (Call 04/06/28)(a)	5,765	5,710,571
4.50%, 07/08/44 (Call 01/08/44)	10,709	9,016,760
4.65%, 05/06/30 (Call 03/06/30)	9,586	9,389,901
4.90%, 02/06/33 (Call 11/06/32)	12,767	12,567,205
5.38%, 07/15/40	23,278	22,318,916
5.55%, 02/06/53 (Call 08/06/52)	15,674	15,080,874
6.13%, 07/08/39	13,793	14,526,690
6.15%, 11/09/29 (Call 09/09/29)	14,749	15,682,137
6.25%, 11/09/32 (Call 08/09/32)	25,215	27,214,086
6.50%, 04/15/38(a)	13,905	15,142,609
6.90%, 11/09/52 (Call 05/09/52)	26,648	29,928,260
Roper Technologies Inc. 1.75%, 02/15/31 (Call 11/15/30)	11,830	9,441,608
4.20%, 09/15/28 (Call 06/15/28)(a)	8,868	8,821,186
salesforce.com Inc. 1.50%, 07/15/28 (Call 05/15/28)(a)	9,823	8,676,319
1.95%, 07/15/31 (Call 04/15/31)(a)	10,552	8,863,356
2.70%, 07/15/41 (Call 01/15/41)	10,888	8,155,796
2.90%, 07/15/51 (Call 01/15/51)(a)	18,553	13,190,586
3.05%, 07/15/61 (Call 01/15/61)(a)	14,384	9,908,043
3.70%, 04/11/28 (Call 01/11/28)(a)	18,756	18,619,269
VMware Inc. 1.40%, 08/15/26 (Call 07/15/26)	9,145	8,167,009
1.80%, 08/15/28 (Call 06/15/28)	8,206	6,993,350
2.20%, 08/15/31 (Call 05/15/31)(a)	17,286	13,689,627
3.90%, 08/21/27 (Call 05/21/27)	11,970	11,539,286
4.70%, 05/15/30 (Call 02/15/30)(a)	9,407	9,089,463

Security	Par (000)	Value

Software (continued)
Workday Inc. 3.50%, 04/01/27 (Call 03/01/27)	$7,223	$6,934,031
3.70%, 04/01/29 (Call 02/01/29)	8,390	7,910,113
3.80%, 04/01/32 (Call 01/01/32)(a)	13,127	11,989,767

		1,276,903,292

Telecommunications — 6.6%
AT&T Inc. 1.65%, 02/01/28 (Call 12/01/27)(a)	25,741	22,583,086
2.25%, 02/01/32 (Call 11/01/31)(a)	24,235	19,767,292
2.30%, 06/01/27 (Call 04/01/27)	28,275	25,927,494
2.55%, 12/01/33 (Call 09/01/33)	39,292	31,618,347
2.75%, 06/01/31 (Call 03/01/31)(a)	29,005	25,027,034
3.30%, 02/01/52 (Call 08/01/51)(a)	10,224	7,239,544
3.50%, 06/01/41 (Call 12/01/40)(a)	26,342	20,760,101
3.50%, 09/15/53 (Call 03/15/53)	78,370	56,268,445
3.55%, 09/15/55 (Call 03/15/55)	79,522	56,520,874
3.65%, 06/01/51 (Call 12/01/50)	31,491	23,522,983
3.65%, 09/15/59 (Call 03/15/59)	67,556	47,820,102
3.80%, 02/15/27 (Call 11/15/26)(a)	9,201	8,939,357
3.80%, 12/01/57 (Call 06/01/57)	61,948	45,544,120
3.85%, 06/01/60 (Call 12/01/59)(a)	15,564	11,485,197
4.10%, 02/15/28 (Call 11/15/27)	18,404	17,992,650
4.25%, 03/01/27 (Call 12/01/26)(a)	16,917	16,819,827
4.30%, 02/15/30 (Call 11/15/29)(a)	34,444	33,449,082
4.30%, 12/15/42 (Call 06/15/42)(a)	13,116	11,338,252
4.35%, 03/01/29 (Call 12/01/28)	31,766	31,222,071
4.35%, 06/15/45 (Call 12/15/44)	12,292	10,540,433
4.50%, 05/15/35 (Call 11/15/34)	25,154	23,669,356
4.50%, 03/09/48 (Call 09/09/47)	17,038	14,629,640
4.55%, 03/09/49 (Call 09/09/48)	8,728	7,530,989
4.75%, 05/15/46 (Call 11/15/45)	18,448	16,526,988
4.85%, 03/01/39 (Call 09/01/38)	9,387	8,827,014
5.25%, 03/01/37 (Call 09/01/36)(a)	10,772	10,762,312
5.65%, 02/15/47 (Call 08/15/46)(a)	8,485	8,610,415
Bell Telephone Co. of Canada or Bell Canada (The) 3.65%, 08/15/52 (Call 02/15/52)	5,931	4,638,637
4.46%, 04/01/48 (Call 10/01/47)(a)	11,517	10,226,909
British Telecommunications PLC, 9.63%, 12/15/30	31,929	40,263,047
Cisco Systems Inc. 2.50%, 09/20/26 (Call 06/20/26)(a)	7,619	7,249,731
5.50%, 01/15/40	23,087	25,132,815
5.90%, 02/15/39(a)	22,822	25,776,258
Corning Inc. 4.38%, 11/15/57 (Call 05/15/57)	7,216	6,113,906
5.45%, 11/15/79 (Call 05/15/79)	10,194	9,558,696
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	43,136	52,645,870
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	10,006	8,192,386
2.75%, 05/24/31 (Call 02/24/31)	7,918	6,589,156
4.60%, 05/23/29 (Call 02/23/29)(a)	8,780	8,629,736
Orange SA 5.38%, 01/13/42(a)	13,132	13,563,180
5.50%, 02/06/44 (Call 08/06/43)(a)	3,565	3,774,308
9.00%, 03/01/31	33,575	42,322,808
Rogers Communications Inc. 3.20%, 03/15/27 (Call 02/15/27)(a)(c)	10,659	9,998,022
3.70%, 11/15/49 (Call 05/15/49)(a)	11,454	8,313,125
3.80%, 03/15/32 (Call 12/15/31)(a)(c)	17,097	15,380,196
4.30%, 02/15/48 (Call 08/15/47)	8,811	6,997,185

2 0 2 3   I S H A R E S   S E M I - A N N U A L   R E P O R T   T O   S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.35%, 05/01/49 (Call 11/01/48)(a)	$12,834	$10,338,483
4.50%, 03/15/42 (Call 09/15/41)(c)	6,879	5,846,754
4.55%, 03/15/52 (Call 09/15/51)(a)(c)	20,392	16,734,964
5.00%, 03/15/44 (Call 09/15/43)(a)	11,314	10,252,876
Sprint Capital Corp. 6.88%, 11/15/28(a)	43	46,386
8.75%, 03/15/32(a)	1,044	1,276,714
Telefonica Emisiones SA 4.10%, 03/08/27	10,332	10,008,029
4.67%, 03/06/38(a)	7,347	6,419,986
4.90%, 03/06/48(a)	12,072	9,999,747
5.21%, 03/08/47(a)	26,419	22,992,649
5.52%, 03/01/49 (Call 09/01/48)	13,453	12,145,725
7.05%, 06/20/36	25,419	28,252,176
Telefonica Europe BV, 8.25%, 09/15/30(a)	14,749	17,349,656
TELUS Corp. 3.40%, 05/13/32 (Call 02/13/32)	13,591	12,026,976
4.60%, 11/16/48 (Call 05/16/48)	7,016	6,229,045
T-Mobile USA Inc. 2.05%, 02/15/28 (Call 12/15/27)	19,279	17,124,211
2.25%, 11/15/31 (Call 08/15/31)	16,281	13,325,800
2.55%, 02/15/31 (Call 11/15/30)	31,817	27,054,021
2.63%, 04/15/26 (Call 04/15/24)(a)	2,437	2,287,408
2.63%, 02/15/29 (Call 02/15/24)	10,159	8,979,337
2.70%, 03/15/32 (Call 01/15/29)	11,967	10,102,204
2.88%, 02/15/31 (Call 02/15/26)	15,090	13,096,629
3.00%, 02/15/41 (Call 08/15/40)	25,274	18,722,565
3.30%, 02/15/51 (Call 08/15/50)	32,028	22,876,002
3.38%, 04/15/29 (Call 04/15/24)	21,936	20,117,190
3.40%, 10/15/52 (Call 04/15/52)	32,259	23,362,958
3.50%, 04/15/31 (Call 04/15/26)	29,911	27,063,338
3.60%, 11/15/60 (Call 05/15/60)	13,254	9,410,651
3.75%, 04/15/27 (Call 02/15/27)	38,807	37,392,504
3.88%, 04/15/30 (Call 01/15/30)	74,475	70,152,761
4.38%, 04/15/40 (Call 10/15/39)(a)	22,428	20,137,951
4.50%, 04/15/50 (Call 10/15/49)(a)	33,910	29,722,841
4.75%, 02/01/28 (Call 02/01/24)(a)	20,389	20,286,729
4.95%, 03/15/28 (Call 02/15/28)(a)	10,514	10,617,775
5.05%, 07/15/33 (Call 04/15/33)(a)	11,894	11,976,485
5.20%, 01/15/33 (Call 10/15/32)	11,903	12,110,619
5.65%, 01/15/53 (Call 07/15/52)	18,648	19,226,903
5.80%, 09/15/62 (Call 03/15/62)	5,458	5,672,734
Verizon Communications Inc. 1.50%, 09/18/30 (Call 06/18/30)(a)	12,884	10,437,599
1.68%, 10/30/30 (Call 07/30/30)(a)	13,235	10,670,095
1.75%, 01/20/31 (Call 10/20/30)(a)	24,706	19,878,865
2.10%, 03/22/28 (Call 01/22/28)(a)	31,104	27,830,920
2.36%, 03/15/32 (Call 12/15/31)	48,467	39,724,537
2.55%, 03/21/31 (Call 12/21/30)(a)	45,660	38,778,604
2.63%, 08/15/26	17,664	16,692,840
2.65%, 11/20/40 (Call 05/20/40)(a)	30,805	21,860,944
2.85%, 09/03/41 (Call 03/03/41)	10,505	7,630,285
2.88%, 11/20/50 (Call 05/20/50)(a)	28,000	18,566,948
2.99%, 10/30/56 (Call 04/30/56)(a)	38,454	24,768,268
3.00%, 03/22/27 (Call 01/22/27)(a)	9,455	9,024,568
3.00%, 11/20/60 (Call 05/20/60)(a)	18,392	11,698,090
3.15%, 03/22/30 (Call 12/22/29)(a)	18,252	16,713,491
3.40%, 03/22/41 (Call 09/22/40)	39,427	31,011,003
3.55%, 03/22/51 (Call 09/22/50)(a)	46,715	35,494,632
3.70%, 03/22/61 (Call 09/22/60)(a)	35,897	26,606,113

Security	Par (000)	Value

Telecommunications (continued)
3.88%, 02/08/29 (Call 11/08/28)	$12,746	$12,286,440
3.88%, 03/01/52 (Call 09/01/51)(a)	11,572	9,285,339
4.00%, 03/22/50 (Call 09/22/49)	13,935	11,517,488
4.02%, 12/03/29 (Call 09/03/29)(a)	42,122	40,476,765
4.13%, 03/16/27(a)	35,650	35,324,341
4.13%, 08/15/46(a)	8,714	7,414,371
4.27%, 01/15/36	20,431	18,954,186
4.33%, 09/21/28	44,813	44,419,511
4.40%, 11/01/34 (Call 05/01/34)	18,194	17,228,763
4.50%, 08/10/33(a)	20,767	20,044,855
4.52%, 09/15/48(a)	12,137	10,913,626
4.81%, 03/15/39	13,024	12,482,273
4.86%, 08/21/46	24,556	23,186,055
5.01%, 08/21/54(a)	8,068	7,689,697
5.25%, 03/16/37	10,463	10,635,037
6.55%, 09/15/43	9,455	10,678,509
Vodafone Group PLC 4.25%, 09/17/50(a)	17,331	14,117,635
4.38%, 05/30/28(a)	4,690	4,710,772
4.38%, 02/19/43(a)	19,454	16,420,919
4.88%, 06/19/49	18,013	16,098,665
5.25%, 05/30/48(a)	9,280	8,853,256
6.15%, 02/27/37(a)	21,895	23,522,287

		2,284,697,350

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	10,193	9,359,687

Transportation — 1.9%
Burlington Northern Santa Fe LLC 3.30%, 09/15/51 (Call 03/15/51)(a)	10,833	8,270,340
3.55%, 02/15/50 (Call 08/15/49)	8,300	6,734,461
3.90%, 08/01/46 (Call 02/01/46)	7,586	6,472,395
4.05%, 06/15/48 (Call 12/15/47)	8,690	7,665,145
4.13%, 06/15/47 (Call 12/15/46)	7,781	6,906,632
4.15%, 04/01/45 (Call 10/01/44)(a)	8,629	7,708,674
4.15%, 12/15/48 (Call 06/15/48)	8,970	7,980,267
4.45%, 03/15/43 (Call 09/15/42)	9,620	8,999,137
4.45%, 01/15/53 (Call 07/15/52)	9,780	9,208,418
4.55%, 09/01/44 (Call 03/01/44)	8,467	8,003,232
4.90%, 04/01/44 (Call 10/01/43)	11,549	11,373,657
5.75%, 05/01/40 (Call 11/01/39)	8,994	9,688,354
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)	7,571	7,269,471
Canadian Pacific Railway Co. 1.75%, 12/02/26 (Call 11/02/26)(a)	8,973	8,195,258
2.45%, 12/02/31 (Call 09/02/31)(a)	12,612	11,243,004
3.00%, 12/02/41 (Call 06/02/41)(a)	13,604	11,299,032
3.10%, 12/02/51 (Call 06/02/51)(a)	22,413	16,078,367
6.13%, 09/15/2115 (Call 03/15/2115)	8,272	8,902,380
CSX Corp. 3.25%, 06/01/27 (Call 03/01/27)	7,900	7,572,882
3.80%, 03/01/28 (Call 12/01/27)(a)	10,424	10,211,560
3.80%, 11/01/46 (Call 05/01/46)(a)	5,279	4,358,648
4.10%, 11/15/32 (Call 08/15/32)(a)	10,333	10,024,598
4.10%, 03/15/44 (Call 09/15/43)(a)	7,545	6,646,243
4.25%, 03/15/29 (Call 12/15/28)	11,638	11,515,091
4.30%, 03/01/48 (Call 09/01/47)(a)	8,497	7,558,838
4.50%, 11/15/52 (Call 05/15/52)(a)	9,196	8,475,563
FedEx Corp. 2.40%, 05/15/31 (Call 02/15/31)(a)	13,397	11,391,260

S C H E D U L E   O F   I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.10%, 08/05/29 (Call 05/05/29)(a)	$14,331	$13,223,688
3.25%, 05/15/41 (Call 11/15/40)(a)	9,785	7,473,694
4.05%, 02/15/48 (Call 08/15/47)(a)	11,394	9,269,772
4.25%, 05/15/30 (Call 02/15/30)(a)	10,256	10,008,205
4.40%, 01/15/47 (Call 07/15/46)	8,040	6,867,314
4.55%, 04/01/46 (Call 10/01/45)	14,450	12,606,587
4.75%, 11/15/45 (Call 05/15/45)	13,312	12,052,689
4.95%, 10/17/48 (Call 04/17/48)	9,734	9,065,129
5.10%, 01/15/44(a)	4,196	3,979,515
5.25%, 05/15/50 (Call 11/15/49)(a)	12,859	12,569,364
Norfolk Southern Corp. 3.05%, 05/15/50 (Call 11/15/49)(a)	718	503,721
3.16%, 05/15/55 (Call 11/15/54)	9,309	6,406,683
4.55%, 06/01/53 (Call 12/01/52)(a)	8,960	8,127,936
Union Pacific Corp. 2.38%, 05/20/31 (Call 02/20/31)	13,171	11,423,719
2.40%, 02/05/30 (Call 11/05/29)(a)	9,593	8,509,194
2.80%, 02/14/32 (Call 11/14/31)(a)	15,320	13,553,901
2.95%, 03/10/52 (Call 09/10/51)(a)	9,861	7,029,225
2.97%, 09/16/62 (Call 03/16/62)(a)	14,633	9,711,100
3.20%, 05/20/41 (Call 11/20/40)(a)	11,933	9,644,988
3.25%, 02/05/50 (Call 08/05/49)	19,608	14,994,655
3.50%, 02/14/53 (Call 08/14/52)	11,559	9,186,129
3.70%, 03/01/29 (Call 12/01/28)	9,740	9,496,452
3.75%, 02/05/70 (Call 08/05/69)	3,446	2,662,134
3.80%, 10/01/51 (Call 04/01/51)(a)	11,353	9,528,271
3.80%, 04/06/71 (Call 10/06/70)(a)	10,837	8,471,014
3.84%, 03/20/60 (Call 09/20/59)	20,460	16,700,002
3.95%, 09/10/28 (Call 06/10/28)(a)	9,260	9,176,288
4.50%, 01/20/33 (Call 10/20/32)(a)	9,460	9,516,895
United Parcel Service Inc. 3.05%, 11/15/27 (Call 08/15/27)(a)	12,023	11,550,835
3.40%, 03/15/29 (Call 12/15/28)(a)	9,894	9,541,961
3.75%, 11/15/47 (Call 05/15/47)(a)	9,498	8,219,533
4.25%, 03/15/49 (Call 09/15/48)	5,283	4,852,299
4.45%, 04/01/30 (Call 01/01/30)(a)	8,577	8,696,527
4.88%, 03/03/33 (Call 12/03/32)(a)	8,582	8,870,311
5.05%, 03/03/53 (Call 09/03/52)	10,879	11,234,400
5.30%, 04/01/50 (Call 10/01/49)(a)	9,739	10,485,866
6.20%, 01/15/38	19,837	22,791,430
Walmart Inc. 1.05%, 09/17/26 (Call 08/17/26)	11,145	10,101,285

Security	Par/ Shares (000)	Value

Transportation (continued)
1.50%, 09/22/28 (Call 07/22/28)(a)	$12,023	$10,632,742
1.80%, 09/22/31 (Call 06/22/31)(a)	28,414	24,091,966
3.95%, 09/09/27 (Call 08/09/27)(a)	8,470	8,504,016

		651,084,342

Water — 0.1%
American Water Capital Corp. 3.75%, 09/01/47 (Call 03/01/47)	9,258	7,601,066
4.45%, 06/01/32 (Call 03/01/32)(a)	10,617	10,541,910
6.59%, 10/15/37	9,255	10,606,327

		28,749,303

Total Long-Term Investments — 98.3% (Cost: $38,935,770,761)		34,157,793,400

Short-Term Securities

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(d)(e)(f)	2,644,952	2,645,745,960
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	325,194	325,194,000

Total Short-Term Securities — 8.5% (Cost: $2,969,798,760)		2,970,939,960

Total Investments — 106.8% (Cost: $41,905,569,521)		37,128,733,360

Liabilities in Excess of Other Assets — (6.8)%		(2,379,588,024)

Net Assets — 100.0%		$34,749,145,336

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

2 0 2 3   I S H A R E S   S E M I - A N N U A L   R E P O R T   T O   S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$34,157,793,400	$—	$34,157,793,400
Short-Term Securities
Money Market Funds	2,970,939,960	—	—	2,970,939,960

	$2,970,939,960	$34,157,793,400	$—	$37,128,733,360

S C H E D U L E   O F   I N V E S T M E N T S

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2023

	iShares 10+ Year Investment Grade Corporate Bond ETF	iShares Core U.S. Aggregate Bond ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,687,989,682	$88,343,975,729	$15,053,148,039	$34,157,793,400
Investments, at value — affiliated(c)	138,661,177	3,879,600,265	2,930,778,079	2,970,939,960
Cash	10,581	5,375,230	—	—
Cash pledged as collateral for TBA commitments	—	12,120,000	—	—
Foreign currency, at value(d)	—	—	23,282	—
Receivables:
Investments sold	2,584,503	604,495,907	24,105,725	64,612
Securities lending income — affiliated	48,890	283,710	1,752,932	737,722
TBA sales commitments	—	93,256,683	—	—
Capital shares sold	120,052	13,588,675	60,811,651	2,806,380
Dividends — affiliated	36,517	13,384,183	186,147	1,580,393
Interest — unaffiliated	21,577,349	582,601,484	245,869,946	359,941,630

Total assets	1,851,028,751	93,548,681,866	18,316,675,801	37,493,864,097

LIABILITIES
Bank overdraft	—	—	2,133,732	11,098,979
Cash received as collateral for TBA commitments	—	182,000	—	—
Collateral on securities loaned, at value	127,865,678	309,759,546	2,891,618,244	2,644,640,218
TBA sales commitments, at value(e)	—	93,036,748	—	—
Payables:
Investments purchased	3,829,468	3,978,290,450	73,085,357	73,605,986
Capital shares redeemed	170,417	—	1,270,220	11,219,223
Investment advisory fees	54,985	1,913,704	5,756,546	4,154,355

Total liabilities	131,920,548	4,383,182,448	2,973,864,099	2,744,718,761

NET ASSETS	$1,719,108,203	$89,165,499,418	$15,342,811,702	$34,749,145,336

NET ASSETS CONSIST OF
Paid-in capital	$2,142,934,084	$98,480,879,453	$18,742,479,954	$40,546,931,586
Accumulated earnings	(423,825,881)	(9,315,380,035)	(3,399,668,252)	(5,797,786,250)

NET ASSETS	$1,719,108,203	$89,165,499,418	$15,342,811,702	$34,749,145,336

NET ASSET VALUE
Shares outstanding	32,800,000	892,600,000	204,100,000	316,500,000

Net asset value	$52.41	$99.89	$75.17	$109.79

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$2,064,139,026	$96,723,600,132	$16,599,914,131	$38,935,770,761
(b) Securities loaned, at value	$124,835,698	$302,728,799	$2,790,867,170	$2,579,395,873
(c) Investments, at cost — affiliated	$138,600,287	$3,878,193,513	$2,929,559,235	$2,969,798,760
(d) Foreign currency, at cost	$—	$—	$21,913	$—
(e) Proceeds from TBA sales commitments	$—	$93,256,683	$—	$—

2 0 2 3   I S H A R E S   S E M I - A N N U A L   R E P O R T   T O   S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

GO	General Obligation

GOL	General Obligation Limited

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

PJSC	Public Joint Stock Company

PSF	Permanent School Fund

RB	Revenue Bond

REIT	Real Estate Investment Trust

SAP	Subject to Appropriations

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y   O F   T E R M S   U S E D   I N   T H I S   R E P O R T

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

© 2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1010-0423

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

•	iShares Bloomberg Roll Select Commodity Strategy ETF | CMDY | NYSE Arca
•	iShares Commodity Curve Carry Strategy ETF | CCRV | NYSE Arca
•	iShares Gold Strategy ETF | IAUF | Cboe BZX
•	iShares GSCI Commodity Dynamic Roll Strategy ETF | COMT | NASDAQ

The Markets in Review

Dear Shareholder,

Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.

Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	8.63%	2.66%

U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)

International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42

Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.09	2.83

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	7.14	(1.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2023	iShares® Bloomberg Roll Select Commodity Strategy ETF

Investment Objective

The iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”) seeks to track the investment results of an index composed of a broad range of commodity exposures with enhanced roll selection, on a total return basis, as represented by the Bloomberg Roll Select Commodity Total Return Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(5.63)%	(16.73)%	4.62%	5.10%	(16.73)%	25.35%	28.71%
Fund Market	(5.43)	(16.26)	4.62	5.10	(16.26)	25.33	28.72
Index	(5.34)	(16.17)	5.20	5.70	(16.17)	28.87	32.52

The inception date of the Fund was April 3, 2018. The first day of secondary market trading was April 5, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 943.70	$ 1.30		$ 1,000.00	$ 1,023.50	$ 1.35		0.27%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Commercial Paper	53.4%
U.S. Treasury Obligations	26.8
Money Market Funds	16.0
Cash	9.7
Futures	(1.3)
Other assets, less liabilities	(4.6)

COMMODITIES EXPOSURE

Sector Exposure(a)	Percent of Exposure
Agriculture Futures	29.3%
Energy Futures	28.4
Precious Metals Futures	21.1
Industrial Metals Futures	15.6
Livestock Futures	5.6

(a)	Represents the sector allocation of the Bloomberg Roll Select Commodity Total Return Index.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® Commodity Curve Carry Strategy ETF

Investment Objective

The iShares Commodity Curve Carry Strategy ETF (the “Fund”) seeks to track the investment results of an index composed of commodities with the top ten highest ranking roll yields, on a total return basis, selected from a broad commodity universe, as represented by the ICE BofA Commodity Enhanced Carry Total Return Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	1.82%	(9.30)%	20.92%	(9.30)%	65.86%
Fund Market	2.04	(9.08)	20.89	(9.08)	65.74
Index	2.15	(8.55)	21.70	(8.55)	68.72

The inception date of the Fund was September 1, 2020. The first day of secondary market trading was September 3, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,018.20	$ 1.85		$ 1,000.00	$ 1,023.00	$ 1.86		0.37%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
U.S. Treasury Obligations	40.9%
Commercial Paper	26.6
Money Market Funds	39.0
Cash	0.0 (a)
Total Return Commodity Swaps	0.3
Other assets, less liabilities	(6.8)

(a)	Rounds to less than 0.1%.

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets
U.S. Treasury Bill, 4.21%, 05/02/23	23.4%
U.S. Treasury Bill, 4.32%, 05/25/23	9.7
U.S. Treasury Bill, 4.18%, 05/30/23	7.8
Bell Telephone Co. of Canada or Bell Canada (The), 5.05%, 05/02/23	1.9
Sony Capital Corp., 5.08%, 05/02/23	1.9

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2023	iShares® Gold Strategy ETF

Investment Objective

The iShares Gold Strategy ETF (the “Fund”) seeks to track the investment results of an index that provides exposure, on a total return basis, to the price performance of gold, as represented by the Bloomberg Composite Gold Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	21.21%	3.80%	7.81%	3.80%	44.56%
Fund Market	21.37	4.24	7.79	4.24	44.43
Index	21.53	4.18	8.08	4.18	46.33

The inception date of the Fund was June 6, 2018. The first day of secondary market trading was June 8, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,212.10	$ 0.99		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
U.S. Treasury Obligations	33.5%
Commercial Paper	23.6
Grantor Trust	19.1
Money Market Funds	18.3
Cash	3.3
Futures	0.3
Other assets, less liabilities	1.9

(a)	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.

COMMODITY-LINKED FUTURES

Sector Exposure(a)	Percent of Net Assets
Gold Futures	75.7%

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® GSCI Commodity Dynamic Roll Strategy ETF

Investment Objective

The iShares GSCI Commodity Dynamic Roll Strategy ETF (the “Fund”) seeks to track the investment results of an index composed of a broad range of commodity exposures with enhanced roll selection, on a total return basis, as represented by the S&P GSCI Dynamic Roll (USD) Total Return Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(8.45)%	(16.79)%	4.12%	0.18%	(16.79)%	22.38%	1.51%
Fund Market	(8.24)	(16.52)	4.09	0.16	(16.52)	22.21	1.37
Index	(8.27)	(16.23)	4.60	(2.20)	(16.23)	25.24	(17.28)

The inception date of the Fund was October 15, 2014. The first day of secondary market trading was October 16, 2014.

Index performance through January 30, 2020 reflects the performance of the S&P GSCI Dynamic Roll Reduced Energy 70/30 Futures/Equity Blend Total Return Index. Index performance beginning on January 31, 2020 reflects the performance of the S&P GSCI Dynamic Roll (USD) Total Return Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 915.50	$ 2.23		$ 1,000.00	$ 1,022.50	$ 2.36		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Commercial Paper	55.2%
U.S. Treasury Obligations	21.8
Certificates of Deposit	5.4
Money Market Funds	9.4
Cash	14.3
Futures	(5.8)
Other assets, less liabilities	(0.3)

COMMODITY-LINKED FUTURES

Sector Exposure(a)	Percent of Net Assets
Energy Futures	57.1%
Agriculture Futures	18.4
Industrial Metals Futures	11.3
Livestock Futures	7.8
Gold Futures	4.8
Precious Metals Futures	0.5

(a)	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) April 30, 2023	iShares® Bloomberg Roll Select Commodity Strategy ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper

Amcor Flexibles North America Inc., 5.05%, 05/05/23	$5,500	$5,494,599
American Electric Power Co. Inc., 5.03%, 05/03/23	2,500	2,498,255
American Honda Finance Corp. 5.09%, 05/22/23	1,000	996,615
5.27%, 06/06/23	4,000	3,977,298
BASF SE, 5.09%, 06/30/23	5,000	4,955,830
Bell Telephone Co. of Canada or Bell Canada (The), 5.05%, 05/02/23	9,000	8,994,953
BP Capital Markets PLC, 4.97%, 05/03/23	8,000	7,994,477
Columbia Funding Co. LLC, 5.00%, 05/25/23	3,000	2,988,799
Enbridge U.S. Inc. 5.24%, 05/08/23	5,000	4,992,731
5.33%, 05/19/23	3,000	2,990,693
Evergy Missouri West Inc., 5.08%, 05/09/23	5,000	4,992,257
Fairway Finance Co. LLC, 5.09%, 06/08/23	4,000	3,976,949
Fiserv Inc. 5.05%, 05/03/23	2,700	2,698,107
5.21%, 05/23/23	5,000	4,983,928
Gotham Funding Corp., 4.81%, 05/02/23	3,000	2,998,397
Honeywell International Inc. 4.97%, 06/23/23	2,362	2,344,613
4.98%, 06/27/23	2,415	2,395,881
Hyundai Capital America, 5.35%, 06/20/23	4,000	3,968,765
John Deere Capital Corp., 4.99%, 07/13/23	4,000	3,958,310
Kreditanstalt fuer Wiederaufbau, 4.96%, 05/30/23	5,000	4,978,062
Lime Funding LLC, 5.12%, 06/14/23	5,000	4,966,826
L’Oreal USA Inc., 4.94%, 06/13/23	4,000	3,974,899
Mackinac Funding Co. LLC 4.83%, 05/04/23	2,000	1,998,390
5.08%, 05/31/23	3,000	2,986,093
Marriott International Inc., 5.23%, 05/12/23	3,450	3,443,002
Mohawk Industries Inc., 5.03%, 05/04/23	5,000	4,997,883
Mondelez International Inc., 5.27%, 06/13/23	3,250	3,228,252
National Grid North America Inc., 5.25%, 05/26/23	1,750	1,742,880
Nutrien Financial U.S. LLC, 5.08%, 05/09/23	4,000	3,993,806
PACCAR Financial Corp., 4.89%, 05/10/23	1,750	1,747,152
Province of Quebec Canada, 4.85%, 05/11/23	4,681	4,672,822
RWE AG 5.45%, 05/02/23	3,000	2,999,546
5.61%, 05/17/23	4,000	3,988,186
Sherwin-Williams Co. (The) 4.95%, 05/02/23	2,602	2,600,570
5.06%, 05/15/23	1,423	1,419,611
5.10%, 05/30/23	2,000	1,990,971
Siemens Capital Co. LLC, 4.97%, 06/29/23	5,000	4,959,437
Sony Capital Corp., 5.08%, 05/02/23	4,000	3,997,745

Security	Par/ Shares (000)	Value
Telstra Group Ltd., 4.93%, 05/08/23	$8,000	$7,989,060
TELUS Corp. 5.03%, 05/03/23	1,531	1,529,931
5.22%, 05/23/23	3,000	2,989,162
TotalEnergies Capital Canada Ltd., 4.96%, 05/12/23	4,000	3,992,305
TransCanada PipeLines Ltd. 5.17%, 05/18/23	5,250	5,234,965
5.22%, 05/23/23	2,750	2,740,066
United Overseas Bank Ltd., 5.18%, 07/25/23	4,000	3,949,146
VW Credit Inc. 5.10%, 05/11/23	7,000	6,987,139
5.24%, 05/25/23	3,000	2,988,253

Total Commercial Paper — 53.4% (Cost: $181,351,981)		181,287,617

U.S. Treasury Obligations(a)
U.S. Treasury Bill 4.17%, 05/04/23	5,000	4,998,288
4.18%, 05/09/23	5,000	4,995,422
4.18%, 05/30/23	20,000	19,933,743
4.21%, 05/02/23	16,000	15,998,153
4.23%, 05/23/23	5,000	4,987,282
4.24%, 05/11/23	15,000	14,982,604
4.28%, 05/16/23	5,000	4,991,214
4.32%, 05/25/23	10,000	9,971,692
4.42%, 05/18/23	10,000	9,979,470

Total U.S. Treasury Obligations — 26.8% (Cost: $90,831,160)		90,837,868

Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(b)(c)	54,420	54,420,000

Total Money Market Funds — 16.0% (Cost: $54,420,000)		54,420,000

Total Investments — 96.2% (Cost: $326,603,141)		326,545,485

Other Assets Less Liabilities — 3.8%		13,044,057

Net Assets — 100.0%		$339,589,542

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$34,050,000	$20,370,000	(a)	$—	$—	$—	$54,420,000	54,420	$646,793	$37

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Bloomberg Roll Select Commodity Strategy ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Bloomberg Roll Select Index	12,373	06/21/23	$338,773	$(4,447,679)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$4,447,679	$—	$—	$—	$—	$—	$4,447,679

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2023, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$(25,377,024)	$—	$—	$—	$—	$—	$(25,377,024)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$527,867	$—	$—	$—	$—	$—	$527,867

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$334,201,094

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Commercial Paper	$—	$181,287,617	$—	$181,287,617
U.S. Treasury Obligations	—	90,837,868	—	90,837,868

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Bloomberg Roll Select Commodity Strategy ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$54,420,000	$—	$—	$54,420,000

	$54,420,000	$272,125,485	$—	$326,545,485

Derivative Financial Instruments(a)
Liabilities
Commodity Contracts	$(4,447,679)	$—	$—	$(4,447,679)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to Consolidated Financial Statements

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) April 30, 2023	iShares® Commodity Curve Carry Strategy ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper

American Honda Finance Corp., 5.27%, 06/06/23	$300	$298,297
Bell Telephone Co. of Canada or Bell Canada (The), 5.05%, 05/02/23	500	499,720
CDP Financial Inc., 5.18%, 07/05/23	500	495,156
Enbridge U.S. Inc. 5.24%, 05/08/23	350	349,491
5.32%, 05/18/23	250	249,263
Fiserv Inc., 5.21%, 05/23/23	300	299,036
Honeywell International Inc., 4.97%, 06/23/23	300	297,792
Lime Funding LLC, 5.12%, 06/14/23	500	496,682
L’Oreal USA Inc., 4.94%, 06/13/23	400	397,490
Mohawk Industries Inc., 5.03%, 05/04/23	300	299,873
RWE AG, 5.61%, 05/17/23	300	299,114
Sherwin-Williams Co. (The) 5.06%, 05/15/23	289	288,312
5.10%, 05/30/23	500	497,743
Siemens Capital Co. LLC, 4.97%, 06/29/23	300	297,566
Sony Capital Corp., 5.08%, 05/02/23	500	499,718
Telstra Group Ltd., 4.93%, 05/08/23	250	249,658
VW Credit Inc. 5.10%, 05/11/23	500	499,081
5.24%, 05/25/23	500	498,042

Total Commercial Paper — 26.6% (Cost: $6,814,325)		6,812,034

Security	Par/ Shares (000)	Value

U.S. Treasury Obligations(a)
U.S. Treasury Bill 4.18%, 05/30/23	$2,000	$1,993,374
4.21%, 05/02/23	6,000	5,999,308
4.32%, 05/25/23	2,500	2,492,923

Total U.S. Treasury Obligations — 40.9% (Cost: $10,485,146)		10,485,605

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(b)(c)	9,980	9,980,000

Total Money Market Funds — 39.0% (Cost: $9,980,000)		9,980,000

Total Investments — 106.5% (Cost: $27,279,471)		27,277,639

Liabilities in Excess of Other Assets — (6.5)%		(1,658,987)

Net Assets — 100.0%		$25,618,652

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$8,760,000	$1,220,000	(a)	$—	$—	$—	$9,980,000	9,980	$196,648	$7

(a)	Represents net amount purchased (sold).

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Rate(a)	Frequency	Reference(b)	Frequency

5.07%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Citibank N.A.	N/A	08/31/23	USD 13,334	$ (353,249)	$ (396,317)	$43,069
5.07%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/31/23	USD 12,048	(318,007)	(356,925)	38,918

								$(671,256)	$(753,242)	$81,987

(a)	Represents 3-month Treasury Bill. Rate shown is the rate in effect as of period-end.
(b)	Please refer to the Reference Entity below for more details.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Commodity Curve Carry Strategy ETF

Reference Entity

The ICE BofA Commodity Enhanced Carry Total Return Index consists of futures contracts under each counterparty. The following table represents the individual long positions and related weighting of the future contracts underlying the ICE BofA Commodity Enhanced Carry Total Return Index as of April 30, 2023.

Futures contracts	Maturity date	Weight %

Brent Crude Oil	10/31/2023	24.9%

Copper	12/19/2023	14.0

Corn	12/14/2023	10.5

Gas Oil	12/12/2023	10.5

Soybeans	11/14/2023	10.1

RBOB Gasoline	11/30/2023	9.3

Sugar	2/29/2024	6.9

WTI Crude Oil	11/20/2023	6.6

Coffee	11/18/2023	3.9

Zinc	12/19/2023	2.2

Lean Hogs	10/13/2023	1.0

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Total Return Swaps	$—	$(753,242)	$81,987	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$81,987	$—	$—	$—	$—	$—	$81,987

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$753,242	$—	$—	$—	$—	$—	$753,242

For the period ended April 30, 2023, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Swaps	$(601,955)	$—	$—	$—	$—	$—	$(601,955)

Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$742,184	$—	$—	$—	$—	$—	$742,184

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps
Average notional value	$26,339,208

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Commodity Curve Carry Strategy ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Swaps - OTC(a)	$81,987	$753,242

Total derivative assets and liabilities in the Statement of Assets and Liabilities	81,987	753,242
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	81,987	753,242

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)

Citibank N.A.	$43,069	$(43,069)	$—	$—	$—
Merrill Lynch International	38,918	(38,918)	—	—	—

	$81,987	$(81,987)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities	(d)

Citibank N.A	$396,317	$(43,069)	$—	$(240,000)	$113,248
Merrill Lynch International	356,925	(38,918)	—	(318,007)	—

	$753,242	$(81,987)	$—	$(558,007)	$113,248

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Commercial Paper	$—	$6,812,034	$—	$6,812,034
U.S. Treasury Obligations	—	10,485,605	—	10,485,605
Short-Term Securities
Money Market Funds	9,980,000	—	—	9,980,000

	$9,980,000	$17,297,639	$—	$27,277,639

Derivative Financial Instruments(a)
Assets
Commodity Contracts	$—	$81,987	$—	$81,987

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to Consolidated Financial Statements

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) April 30, 2023	iShares® Gold Strategy ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper

Amazon.com Inc., 4.78%, 06/12/23	$500	$497,031
American Electric Power Co. Inc., 5.03%, 05/03/23	750	749,476
Bell Telephone Co. of Canada or Bell Canada (The), 5.05%, 05/02/23	1,500	1,499,159
CDP Financial Inc., 5.18%, 07/05/23	750	742,734
Enbridge U.S. Inc., 5.32%, 05/18/23	400	398,820
Fiserv Inc., 5.21%, 05/23/23	400	398,714
Honeywell International Inc., 4.97%, 06/23/23	400	397,056
L’Oreal USA Inc., 4.94%, 06/13/23	400	397,490
Mohawk Industries Inc., 5.03%, 05/04/23	400	399,831
RWE AG, 5.61%, 05/17/23	300	299,114
Sherwin-Williams Co. (The), 5.10%, 05/30/23	500	497,743
Siemens Capital Co. LLC, 4.97%, 06/29/23	400	396,755
Skandinaviska Enskilda Banken AB, 5.04%, 07/17/23, (1-day SOFR + 0.230%)(a)	500	499,995
Sony Capital Corp., 5.08%, 05/02/23	500	499,718
Telstra Group Ltd., 4.93%, 05/08/23	500	499,316
VW Credit Inc. 5.10%, 05/11/23	500	499,081
5.24%, 05/25/23	500	498,042

Total Commercial Paper — 23.6% (Cost: $9,172,978)		9,170,075

Grantor Trust
iShares Gold Trust(b)(c)	197	7,422,158

Total Grantor Trust — 19.1% (Cost: $6,609,855)		7,422,158

Security	Par/ Shares (000)	Value

U.S. Treasury Obligations(d)
U.S. Treasury Bill 4.18%, 05/09/23	$5,000	$4,995,422
4.18%, 05/30/23	3,000	2,990,061
4.21%, 05/02/23	1,000	999,885
4.32%, 05/25/23	4,000	3,988,677

Total U.S. Treasury Obligations — 33.5% (Cost: $12,973,109)		12,974,045

Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(b)(e)	7,100	7,100,000

Total Money Market Funds — 18.3% (Cost: $7,100,000)		7,100,000

Total Investments — 94.5% (Cost: $35,855,942)		36,666,278

Other Assets Less Liabilities — 5.5%		2,128,803

Net Assets — 100.0%		$38,795,081

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Non-income producing security.
(d)	Rates are discount rates or a range of discount rates as of period end.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$350,000	$6,750,000	(a)	$—	$—	$—	$7,100,000	7,100	$75,170	$2
iShares Gold Trust	6,213,349	6,273,873		(6,880,127)	666,529	1,148,534	7,422,158	197	—	—

					$666,529	$1,148,534	$14,522,158		$75,170	$2

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Gold 100 OZ	147	06/28/23	$29,387	$98,459

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® Gold Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$98,459	$—	$—	$—	$—	$—	$98,459

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2023, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$3,320,933	$—	$—	$—	$—	$—	$3,320,933

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$1,741,673	$—	$—	$—	$—	$—	$1,741,673

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$30,158,520

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Commercial Paper	$—	$9,170,075	$—	$9,170,075
Grantor Trust	7,422,158	—	—	7,422,158
U.S. Treasury Obligations	—	12,974,045	—	12,974,045
Short-Term Securities
Money Market Funds	7,100,000	—	—	7,100,000

	$14,522,158	$22,144,120	$—	$36,666,278

Derivative Financial Instruments(a)
Assets
Commodity Contracts	$98,459	$—	$—	$98,459

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to Consolidated Financial Statements

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) April 30, 2023	iShares® GSCI Commodity Dynamic Roll Strategy ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit

Bank of Montreal, 5.34%, 10/13/23	$10,000	$9,995,349
Barclays Bank PLC, 5.03%, 06/08/23, (1-day SOFR + 0.650%)(a)	11,250	11,255,755
MUFG Bank Ltd., 5.26%, 07/28/23	5,000	5,000,500
Royal Bank of Canada, 5.35%, 07/14/23	10,000	9,969,551
Svenska Handelsbanken/New York NY, 5.36%, 04/29/24	4,000	3,999,093
TotalEnergies Capital Canada Ltd., 4.96%, 05/12/23	5,000	4,990,381

Total Certificates of Deposit — 5.4% (Cost: $45,242,590)		45,210,629

Commercial Paper

Amazon.com Inc., 4.78%, 06/12/23	3,000	2,982,188
Amcor Flexibles North America Inc., 5.05%, 05/05/23	11,000	10,989,198
American Electric Power Co. Inc., 5.03%, 05/03/23	5,000	4,996,509
American Honda Finance Corp. 5.09%, 05/22/23	10,000	9,966,153
5.27%, 06/06/23	10,000	9,943,244
Australia & New Zealand Banking Group Ltd. 5.05%, 07/10/23	7,350	7,275,479
5.32%, 12/01/23	10,000	9,689,268
Banco Santander SA, 5.11%, 06/26/23	10,000	9,916,957
Barton Capital SA, 5.39%, 09/01/23	10,000	9,814,780
BASF SE, 5.09%, 06/30/23	2,000	1,982,332
Bell Telephone Co. of Canada or Bell Canada (The), 5.05%, 05/02/23	13,000	12,992,710
BP Capital Markets PLC, 4.97%, 05/03/23	10,000	9,993,096
CDP Financial Inc., 5.18%, 07/05/23	11,000	10,893,431
Citigroup Global Markets Inc., 5.45%, 09/21/23, (1-day SOFR + 0.650%)(a)(b)	10,000	10,011,496
Columbia Funding Co. LLC, 5.00%, 05/25/23	5,000	4,981,333
DNB Bank ASA, 5.30%, 05/31/23, (1-day SOFR + 0.490%)(a)(b)	11,600	11,602,872
Enbridge U.S. Inc. 5.24%, 05/08/23	5,000	4,992,731
5.32%, 05/18/23	4,000	3,988,204
5.33%, 05/19/23	5,000	4,984,489
Evergy Missouri West Inc., 5.08%, 05/09/23	10,000	9,984,514
Fairway Finance Co. LLC, 5.09%, 06/08/23	8,000	7,953,898
FMS Wertmanagement, 5.06%, 07/11/23	5,000	4,948,560
Gotham Funding Corp., 4.81%, 05/02/23	3,000	2,998,397
GTA Funding LLC, 5.15%, 06/26/23	8,000	7,933,055
Honeywell International Inc., 4.98%, 06/26/23	5,450	5,405,885
Hyundai Capital America, 5.35%, 06/20/23	10,000	9,921,913
ING U.S. Funding LLC, 5.27%, 08/22/23	5,893	5,794,544
John Deere Capital Corp., 4.99%, 07/13/23	10,000	9,895,774
Kreditanstalt fuer Wiederaufbau 4.96%, 05/30/23	5,000	4,978,062
5.08%, 07/18/23	10,000	9,886,893
Lime Funding LLC, 5.12%, 06/14/23	10,000	9,933,652
LMA-Americas LLC, 5.26%, 07/05/23	10,000	9,901,702
L’Oreal USA Inc., 4.94%, 06/13/23	8,000	7,949,799
LVMH Moet Hennessy Louis Vuitton SE, 5.01%, 07/24/23	3,000	2,964,120
Mackinac Funding Co. LLC, 4.83%, 05/04/23	3,500	3,497,183
Macquarie Bank Ltd., 4.95%, 05/12/23	10,000	9,980,785
Marriott International Inc., 5.23%, 05/12/23	4,450	4,440,973
Mercedes-Benz Finance North America LLC, 5.01%, 05/26/23	8,500	8,466,997
Mondelez International Inc., 5.27%, 06/13/23	2,000	1,986,617

Security	Par (000)	Value
National Australia Bank Ltd., 5.48%, 05/03/23, (1-day SOFR + 0.490%)(a)(b)	$12,125	$12,125,950
National Bank of Canada, 5.06%, 07/11/23, (1-day SOFR + 0.250%)(a)(b)	10,000	9,999,970
National Grid North America Inc., 5.25%, 05/26/23	3,250	3,236,777
Natixis SA, 5.39%, 09/01/23	5,000	4,907,443
Nutrien Financial U.S. LLC, 5.08%, 05/09/23	11,000	10,982,966
PACCAR Financial Corp., 4.89%, 05/10/23	3,500	3,494,304
Penske Truck Leasing Co. LP, 5.12%, 05/05/23	4,000	3,996,026
PSP Capital Inc., 4.94%, 05/23/23	15,000	14,948,667
Pure Grove Funding, 5.30%, 08/25/23	6,650	6,535,474
RWE AG, 5.61%, 05/17/23	11,050	11,017,364
Sherwin-Williams Co. (The) 4.95%, 05/02/23	1,626	1,625,106
5.06%, 05/15/23	8,950	8,928,682
5.10%, 05/30/23	4,000	3,981,941
Societe Generale SA, 6.05%, 03/06/24	10,000	9,500,510
Sony Capital Corp., 5.08%, 05/02/23	11,000	10,993,798
Starbird Funding Corp., 5.29%, 09/01/23	5,000	4,909,140
Svenska Handelsbanken, 5.37%, 09/01/23, (1-day SOFR + 0.560%)(a)	10,000	10,010,666
Telstra Group Ltd., 4.93%, 05/08/23	12,000	11,983,590
TELUS Corp. 5.03%, 05/03/23	1,531	1,529,931
5.22%, 05/23/23	5,000	4,981,938
5.29%, 06/01/23	5,000	4,975,166
TransCanada PipeLines Ltd. 5.17%, 05/18/23	7,000	6,979,953
5.22%, 05/23/23	1,750	1,743,678
VW Credit Inc. 5.10%, 05/11/23	3,000	2,994,488
5.24%, 05/25/23	8,000	7,968,674

Total Commercial Paper — 55.2% (Cost: $465,384,615)		465,171,995

U.S. Treasury Obligations(c)
U.S. Treasury Bill 4.18%, 05/09/23	10,000	9,990,844
4.18%, 05/30/23	30,000	29,900,615
4.21%, 05/02/23	17,500	17,497,980
4.23%, 05/23/23	20,000	19,949,128
4.24%, 05/11/23	15,000	14,982,604
4.28%, 05/16/23	10,000	9,982,427
4.32%, 05/25/23	20,000	19,943,383
4.42%, 05/18/23	50,000	49,897,351
5.04%, 07/06/23	11,500	11,396,165

Total U.S. Treasury Obligations — 21.8% (Cost: $183,534,949)		183,540,497

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® GSCI Commodity Dynamic Roll Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	79,450	$79,450,095

Total Money Market Funds — 9.4% (Cost: $79,450,095)		79,450,095

Total Investments — 91.8% (Cost: $773,612,249)		773,373,216

Other Assets Less Liabilities — 8.2%		69,245,997

Net Assets — 100.0%		$842,619,213

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$207,400,095	$—	$(127,950,000	)(a)	$—	$—	$79,450,095	79,450	$2,821,026	$131

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
NY Harbor ULSD (Heat Oil)	351	05/31/23	$35,043	$(3,771,410)
Gas Oil	624	06/12/23	43,337	(4,617,991)
LME Lead	88	06/19/23	4,726	54,297
Gold 100 OZ	203	06/28/23	40,582	2,593,404
Live Cattle	540	06/30/23	35,742	2,337,817
Sugar	683	06/30/23	20,157	2,257,874
Cocoa	103	07/14/23	3,025	50,003
Wheat	752	07/14/23	23,829	(7,751,358)
Wheat KCBT	327	07/14/23	12,692	(1,645,654)
Soybean	488	08/14/23	33,233	(1,346,865)
Brent Crude Oil	2,088	08/31/23	164,910	(9,643,927)
Cattle Feeder	124	08/31/23	14,305	1,408,585
Corn	1,717	09/14/23	45,393	(7,989,539)
Coffee	110	09/19/23	7,557	379,410
WTI Crude Oil	2,358	09/20/23	177,204	(10,024,532)
RBOB Gasoline	384	09/29/23	35,978	(1,394,831)
Lean Hogs	472	10/13/23	15,930	(1,328,779)
Cotton	212	12/06/23	8,597	(429,356)
LME Copper	186	12/18/23	40,004	(2,248,495)
LME Zinc	103	12/18/23	6,840	(1,334,333)
Silver	34	12/27/23	4,381	(61,604)
Natural Gas	770	03/26/24	24,678	(2,997,644)
LME Nickel	68	12/16/24	10,367	188,988

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® GSCI Commodity Dynamic Roll Strategy ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

LME PRI Aluminum	530	12/16/24	$33,546	$(1,551,641)

				$(48,867,581)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$9,270,378	$—	$—	$—	$—	$—	$9,270,378

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$58,137,959	$—	$—	$—	$—	$—	$58,137,959

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2023, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$(116,009,116)	$—	$—	$—	$—	$—	$(116,009,116)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$(58,568,835)	$—	$—	$—	$—	$—	$(58,568,835)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$975,304,537

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$45,210,629	$—	$45,210,629
Commercial Paper	—	465,171,995	—	465,171,995
U.S. Treasury Obligations	—	183,540,497	—	183,540,497

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® GSCI Commodity Dynamic Roll Strategy ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$79,450,095	$—	$—	$79,450,095

	$79,450,095	$693,923,121	$—	$773,373,216

Derivative Financial Instruments(a)
Assets
Commodity Contracts	$9,270,378	$—	$—	$9,270,378
Liabilities
Commodity Contracts	(58,137,959)	—	—	(58,137,959)

	$(48,867,581)	$—	$—	(48,867,581)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to Consolidated Financial Statements

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Assets and Liabilities (unaudited)

April 30, 2023

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodity Curve Carry Strategy ETF	iShares Gold Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF

ASSETS
Investments, at value — unaffiliated(a)	$272,125,485	$17,297,639	$22,144,120	$693,923,121
Investments, at value — affiliated(b)	54,420,000	9,980,000	14,522,158	79,450,095
Cash	11,011,596	—	46,911	179,453
Cash pledged:
Collateral — OTC derivatives	—	680,000	—	—
Futures contracts	21,995,000	—	1,245,000	120,016,000
Receivables:
Capital shares sold	—	—	2,413,339	—
Dividends — affiliated	93,929	33,824	19,977	1,080,984
Variation margin on futures contracts	2,694,633	—	1,297	—
Unrealized appreciation on OTC swaps	—	81,987	—	—

Total assets	362,340,643	28,073,450	40,392,802	894,649,653

LIABILITIES
Bank overdraft	—	499,177	—	—
Payables:
Investments purchased	22,681,289	1,194,266	1,592,356	—
Capital shares redeemed	—	—	—	1
Investment advisory fees	69,812	8,113	5,365	341,464
Variation margin on futures contracts	—	—	—	51,688,975
Swap premiums received	—	753,242	—	—

Total liabilities	22,751,101	2,454,798	1,597,721	52,030,440

NET ASSETS	$339,589,542	$25,618,652	$38,795,081	$842,619,213

NET ASSETS CONSIST OF
Paid-in capital	$364,484,677	$25,569,037	$33,527,465	$1,037,443,791
Accumulated earnings (loss)	(24,895,135)	49,615	5,267,616	(194,824,578)

NET ASSETS	$339,589,542	$25,618,652	$38,795,081	$842,619,213

NET ASSETVALUE

Shares outstanding	6,650,000	1,300,000	650,000	31,600,000

Net asset value	$51.07	$19.71	$59.68	$26.67

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$272,183,141	$17,299,471	$22,146,087	$694,162,154
(b) Investments, at cost — affiliated	$54,420,000	$9,980,000	$13,709,855	$79,450,095

See notes to Consolidated Financial Statements

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	21

Consolidated Statements of Operations (unaudited)

Six Months Ended April 30, 2023

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodity Curve Carry Strategy ETF	iShares Gold Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF

INVESTMENT INCOME
Dividends — affiliated	$646,793	$196,648	$75,170	$2,821,026
Interest — unaffiliated	6,619,196	450,509	570,394	29,502,914
Other income — affiliated	—	—	—	400,115
Foreign taxes withheld	—	—	—	7,729

Total investment income	7,265,989	647,157	645,564	32,731,784

EXPENSES
Investment advisory	454,497	58,803	47,314	3,426,246

Total expenses	454,497	58,803	47,314	3,426,246

Less:
Investment advisory fees waived	(13,995)	(4,146)	(12,721)	(37,635)

Total expenses after fees waived	440,502	54,657	34,593	3,388,611

Net investment income	6,825,487	592,500	610,971	29,343,173

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(498)	(631)	(315)	172,602
Investments — affiliated	—	—	175,282	—
Capital gain distributions from underlying funds — affiliated	37	7	2	131
Futures contracts	(25,377,024)	—	3,320,933	(116,009,116)
In-kind redemptions — affiliated(a)	—	—	491,247	—
Swaps	—	(601,955)	—	—

	(25,377,485)	(602,579)	3,987,149	(115,836,383)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(20,894)	2,915	1,647	882,860
Investments — affiliated	—	—	1,148,534	—
Futures contracts	527,867	—	1,741,673	(58,568,835)
Swaps	—	742,184	—	—

	506,973	745,099	2,891,854	(57,685,975)

Net realized and unrealized gain (loss)	(24,870,512)	142,520	6,879,003	(173,522,358)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,045,025)	$735,020	$7,489,974	$(144,179,185)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to Consolidated Financial Statements

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Changes in Net Assets

	iShares Bloomberg Roll Select Commodity Strategy ETF		iShares Commodity Curve Carry Strategy ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,825,487	$2,802,355	$592,500	$215,782
Net realized gain (loss)	(25,377,485)	25,994,873	(602,579)	9,106,199
Net change in unrealized appreciation (depreciation)	506,973	(15,664,480)	745,099	(4,514,622)

Net increase (decrease) in net assets resulting from operations	(18,045,025)	13,132,748	735,020	4,807,359

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,597,356)	(30,653,592)	(9,342,441)	(8,253,258)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	55,341,575	123,567,454	(2,037,631)	—

NET ASSETS
Total increase (decrease) in net assets	24,699,194	106,046,610	(10,645,052)	(3,445,899)
Beginning of period	314,890,348	208,843,738	36,263,704	39,709,603

End of period	$339,589,542	$314,890,348	$25,618,652	$36,263,704

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to Consolidated Financial Statements

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	23

Consolidated Statements of Changes in Net Assets (continued)

	iShares Gold Strategy ETF		iShares GSCI Commodity Dynamic Roll Strategy ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$610,971	$247,905	$29,343,173	$15,953,017
Net realized gain (loss)	3,987,149	(2,405,989)	(115,836,383)	684,859,983
Net change in unrealized appreciation (depreciation)	2,891,854	(1,934,782)	(57,685,975)	(74,968,003)

Net increase (decrease) in net assets resulting from operations	7,489,974	(4,092,866)	(144,179,185)	625,844,997

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(338,128)	—	(514,790,044)	(426,344,721)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,130,140)	8,870,593	(857,559,992)	(665,137,244)

NET ASSETS
Total increase (decrease) in net assets	4,021,706	4,777,727	(1,516,529,221)	(465,636,968)
Beginning of period	34,773,375	29,995,648	2,359,148,434	2,824,785,402

End of period	$38,795,081	$34,773,375	$842,619,213	$2,359,148,434

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to Consolidated Financial Statements

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	iShares Bloomberg Roll Select Commodity Strategy ETF

	Six Months Ended						Period From
	04/30/23		Year Ended	Year Ended	Year Ended	Year Ended	04/03/18	(a)
	(unaudited)		10/31/22	10/31/21	10/31/20	10/31/19	to 10/31/18

Net asset value, beginning of period	$56.23		$59.67	$41.91	$45.01	$47.77	$50.00

Net investment income (loss)(b)	1.12		0.53	(0.09)	0.23	1.05	0.58
Net realized and unrealized gain (loss)(c)		(4.11)	3.99	17.92	(2.33)	(3.05)		(2.81)

Net increase (decrease) from investment operations		(2.99)	4.52	17.83	(2.10)	(2.00)		(2.23)

Distributions from net investment income(d)		(2.17)	(7.96)	(0.07)	(1.00)	(0.76)	—

Net asset value, end of period	$51.07		$56.23	$59.67	$41.91	$45.01	$47.77

Total Return(e)
Based on net asset value	(5.63	)%(f)	9.78%	42.59%	(4.81)%	(4.19)%	(4.46	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.28	%(h)	0.28%	0.28%	0.28%	0.28%	0.28	%(h)

Total expenses after fees waived	0.27	%(h)	0.27%	0.27%	0.27%	0.19%	0.10	%(h)

Net investment income (loss)	4.20	%(h)	0.91%	(0.16)%	0.55%	2.30%	2.01	%(h)

Supplemental Data
Net assets, end of period (000)	$339,590		$314,890	$208,844	$41,912	$27,004	$40,607

Portfolio turnover rate(i)		0%	0%	0%	0%	0%		0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to Consolidated Financial Statements

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	25

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Commodity Curve Carry Strategy ETF

	Six Months Ended				Period From
	04/30/23		Year Ended	Year Ended	09/01/20	(a)
	(unaudited)		10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$25.90		$28.36	$19.45	$20.16

Net investment income (loss)(b)	0.43		0.15	(0.07)		(0.01)
Net realized and unrealized gain (loss)(c)	0.05		3.29	8.98		(0.70)

Net increase (decrease) from investment operations	0.48		3.44	8.91		(0.71)

Distributions from net investment income(d)		(6.67)	(5.90)	—	—

Net asset value, end of period	$19.71		$25.90	$28.36	$19.45

Total Return(e)
Based on net asset value	1.82	%(f)	15.79%	45.81%	(3.52	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.40	%(h)	0.40%	0.40%	0.40	%(h)

Total expenses after fees waived	0.37	%(h)	0.38%	0.39%	0.00	%(h)

Net investment income (loss)	4.03	%(h)	0.57%	(0.28)%	(0.28	)%(h)

Supplemental Data
Net assets, end of period (000)	$25,619		$36,264	$39,710	$29,178

Portfolio turnover rate(i)		0%	0%	0%		0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to Consolidated Financial Statements

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Gold Strategy ETF

	Six Months Ended						Period From
	04/30/23		Year Ended	Year Ended	Year Ended	Year Ended	06/06/18	(a)
	(unaudited)		10/31/22	10/31/21	10/31/20	10/31/19	to 10/31/18

Net asset value, beginning of period	$49.68		$54.54	$62.75	$57.41	$46.76	$50.00

Net investment income (loss)(b)	0.90		0.38	(0.07)	0.13	0.82	0.27
Net realized and unrealized gain (loss)(c)	9.58		(5.24)	(3.67)	10.47	10.20		(3.51)

Net increase (decrease) from investment operations	10.48		(4.86)	(3.74)	10.60	11.02		(3.24)

Distributions from net investment income(d)		(0.48)	—	(4.47)	(5.26)	(0.37)	—

Net asset value, end of period	$59.68		$49.68	$54.54	$62.75	$57.41	$46.76

Total Return(e)
Based on net asset value	21.21	%(f)	(8.92)%	(6.21)%	20.64%	23.74%	(6.48	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.25	%(h)	0.25%	0.25%	0.25%	0.25%	0.25	%(h)

Total expenses after fees waived	0.18	%(h)	0.17%	0.13%	0.13%	0.18%	0.19	%(h)

Net investment income (loss)	3.23	%(h)	0.69%	(0.12)%	0.22%	1.58%	1.45	%(h)

Supplemental Data
Net assets, end of period (000)	$38,795		$34,773	$29,996	$21,964	$8,612	$4,676

Portfolio turnover rate(i)		50%	52%	121%	77%	47%		13%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to Consolidated Financial Statements

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	27

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares GSCI Commodity Dynamic Roll Strategy ETF

	Six Months Ended
	04/30/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		10/31/22	10/31/21	10/31/20	10/31/19	10/31/18

Net asset value, beginning of period	$37.93		$37.41	$24.27	$31.80	$37.18	$35.97

Net investment income (loss)(a)	0.62		0.21	(0.13)	0.26	0.76	0.63
Net realized and unrealized gain (loss)(b)		(3.48)	5.80	13.37	(6.93)	(3.04)	2.62

Net increase (decrease) from investment operations		(2.86)	6.01	13.24	(6.67)	(2.28)	3.25

Distributions from net investment income(c)		(8.40)	(5.49)	(0.10)	(0.86)	(3.10)		(2.04)

Net asset value, end of period	$26.67		$37.93	$37.41	$24.27	$31.80	$37.18

Total Return(d)
Based on net asset value	(8.45	)%(e)(f)	19.92%	54.75%	(21.66)%	(5.87)%	9.29	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.48	%(i)	0.48%	0.48%	0.48%	0.48%		0.48%

Total expenses after fees waived	0.47	%(i)	0.48%	0.48%	0.48%	0.48%		0.48%

Net investment income (loss)	4.08	%(f)(i)(j)	0.54%	(0.38)%	0.95%	2.32%		1.66%

Supplemental Data
Net assets, end of period (000)	$842,619		$2,359,148	$2,824,785	$196,558	$518,373	$728,739

Portfolio turnover rate(k)		0%	0%	0%	5%	32%		167%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)

Includes payment received from an affiliate, which impacted the Fund’s total return and net investment income (loss) ratio. Excluding the payment from an affiliate, the Fund’s total return and net investment income (loss) ratio would have been -8.49% and 4.05%, respectively.

(g)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 9.06%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)

Other Income - affiliated was not annualized in the calculation of the net investment income (loss) ratio. If this income was annualized, the Fund’s net investment income (loss) ratio would have been 4.11%.

(k)	Portfolio turnover rate excludes in-kind transactions.

See notes to Consolidated Financial Statements

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Bloomberg Roll Select Commodity Strategy(a)	Diversified
Commodity Curve Carry Strategy	Non-diversified
Gold Strategy	Non-diversified
GSCI Commodity Dynamic Roll Strategy	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

Basis of Consolidation: The accompanying consolidated financial statements for each Fund include the accounts of its wholly-owned subsidiary in the Cayman Islands (each, a “Subsidiary”) that invests in certain “commodity-linked instruments” and cash and cash equivalents in accordance with each Fund’s investment objective. In compliance with Sub-chapter M of the Internal Revenue Code of 1986, as amended, each Fund may invest up to 25% of its total assets in its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. Each Fund’s commodity-linked instruments held in its Subsidiary are intended to provide the Fund with exposure to applicable commodity markets or commodities consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund. Each Subsidiary has the same investment objective as its Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2023, if any, are disclosed in the Consolidated Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian and utilized its ability to temporarily borrow from that custodian for operational purposes. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	29

Notes to Consolidated Financial Statements (unaudited) (continued)

Net income and realized gains from investments held by each Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or to the applicable commodities market (commodities price risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the statement of assets and liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the statement of assets and liabilities. Payments received or paid are recorded in the statement of operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the statement of operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Total return swaps are entered into by the iShares Commodity Curve Carry Strategy ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	31

Notes to Consolidated Financial Statements (unaudited) (continued)

in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statements of Assets and Liabilities.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Bloomberg Roll Select Commodity Strategy	0.28%
Commodity Curve Carry Strategy	0.40
Gold Strategy	0.25
GSCI Commodity Dynamic Roll Strategy	0.48

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Bloomberg Roll Select Commodity Strategy ETF, iShares Commodity Curve Carry Strategy ETF and iShares GSCI Commodity Dynamic Roll Strategy ETF through February 28, 2025, March 1, 2024 and February 29, 2024, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Gold Strategy ETF through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other exchange-traded products sponsored by BFA or its affiliates and other funds advised by BFA or its affiliates, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.25%.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

These amounts are included in investment advisory fees waived in the Consolidated Statements of Operations. For the six months ended April 30, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

Bloomberg Roll Select Commodity Strategy	$13,995
Commodity Curve Carry Strategy	4,146
Gold Strategy	12,721
GSCI Commodity Dynamic Roll Strategy	37,635

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares GSCI Commodity Dynamic Roll Strategy ETF and its Subsidiary.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: During the six months ended April 30, 2023, iShares GSCI Commodity Dynamic Roll Strategy ETF received a reimbursement of $400,115 from an affiliate, which is included in Other income - affiliated in the statement of operations, related to an operating event.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Consolidated Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Gold Strategy	$4,396,370	$4,102,109

For the six months ended April 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Gold Strategy	$1,877,503	$2,778,017

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

As of October 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

Bloomberg Roll Select Commodity Strategy	$6,218

Commodity Curve Carry Strategy	992

Gold Strategy	76,878

GSCI Commodity Dynamic Roll Strategy	47,283,976

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	33

Notes to Consolidated Financial Statements (unaudited) (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Bloomberg Roll Select Commodity Strategy	$326,603,141	$6,708	$(4,512,043)	$(4,505,335)
Commodity Curve Carry Strategy	27,279,471	82,446	(2,291)	80,155
Gold Strategy	35,855,942	911,698	(2,903)	908,795
GSCI Commodity Dynamic Roll Strategy	773,612,249	9,318,847	(58,425,444)	(49,106,597)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Certain Funds have substantial exposure to certain commodity markets through investments in commodity-linked instruments and through commodity-related equities. Any negative changes in commodity markets that may be due to changes in supply and demand for the commodities, market events, regulatory developments or other factors that the Funds cannot control could have an adverse impact on the Funds’ portfolios.

The iShares Gold Strategy ETF has substantial exposure to gold through its investments in gold investments and the Fund’s portfolio may be adversely affected by changes or trends in the price of gold, which historically has been volatile. Governments, central banks, or other large holders can influence the production and sale of gold, which may adversely affect the performance of the Fund.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/23		Year Ended 10/31/22

iShares ETF	Shares	Amount	Shares	Amount

Bloomberg Roll Select Commodity Strategy
Shares sold	2,950,000	$158,330,174	4,400,000	$256,785,591
Shares redeemed	(1,900,000)	(102,988,599)	(2,300,000)	(133,218,137)

	1,050,000	$55,341,575	2,100,000	$123,567,454

Commodity Curve Carry Strategy
Shares redeemed	(100,000)	$(2,037,631)	—	$—

Gold Strategy
Shares sold	150,000	$8,498,320	200,000	$11,484,407
Shares redeemed	(200,000)	(11,628,460)	(50,000)	(2,613,814)

	(50,000)	$(3,130,140)	150,000	$8,870,593

GSCI Commodity Dynamic Roll Strategy
Shares sold	3,600,000	$98,810,808	32,700,000	$1,230,993,779
Shares redeemed	(34,200,000)	(956,370,800)	(46,000,000)	(1,896,131,023)

	(30,600,000)	$(857,559,992)	(13,300,000)	$(665,137,244)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	35

Notes to Consolidated Financial Statements (unaudited) (continued)

pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Consolidated Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Bloomberg Roll Select Commodity Strategy ETF, iShares Commodity Curve Carry Strategy ETF, iShares Gold Strategy ETF and iShares GSCI Commodity Dynamic Roll Strategy ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	37

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate

Currency Abbreviations

USD	United States Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	39

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices LLC, or ICE Data Indices, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1011-0423

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: June 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: June 21, 2023

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 21, 2023